UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09491

Allianz Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Ste. 200, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-624-0197

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1.	Schedule of Investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (64.2%):
Aerospace & Defense (1.1%):
526	Boeing Co. (The)	$195,619
426	Dassault Aviation SA	787,202
682	Lockheed Martin Corp.	235,945
349	Northrop Grumman Corp.	110,762
2,023	Raytheon Co.	418,074
14,617	Safran SA	2,045,448
1,693	United Technologies Corp.	236,698

		4,029,748

Airlines (1.3%):
63,312	Azul SA, ADR*^	1,126,320
659	Delta Air Lines, Inc.	38,110
52,700	Japan Airlines Co., Ltd.	1,894,727
8,003	Turk Hava Yollari Anonim Ortakligi*	25,384
20,511	United Continental Holdings, Inc.*	1,826,710

		4,911,251

Auto Components (1.3%):
11,200	Bridgestone Corp.	423,331
48,683	Cheng Shin Rubber Industry Co., Ltd.	76,517
301	Compagnie Generale des Establissements Michelin SCA, Class B	35,932
37,600	Denso Corp.	1,985,475
2,300	Exedy Corp.	76,251
17,700	Koito Manufacturing Co., Ltd.	1,161,079
141	Lear Corp.	20,445
23	Magna International	1,208
2,300	Stanley Electric Co., Ltd.	78,653
20,400	Toyota Industries Corp.	1,207,010

		5,065,901

Automobiles (1.3%):
4,000	Baic Motor Corp., Ltd.	3,205
6,000	Dongfeng Motor Corp., Class H	6,180
85,000	Fuji Heavy Industries, Ltd.	2,604,344
707	General Motors Co.	23,805
10,800	Guangzhou Automobile Group Co., Ltd.	11,829
3,402	Hero MotoCorp, Ltd.	137,474
4,100	Maruti Suzuki India, Ltd.	415,510
35,300	Suzuki Motor Corp.	2,022,739

		5,225,086

Banks (3.8%):
27,240	ABN AMRO Group NV	741,450
100	Agricultural Bank of China, Ltd.	57
17,000	Agricultural Bank of China, Ltd.	8,288
10,285	Banco Bilbao Vizcaya Argentaria SA	65,020
3,379	Banco do Brasil SA	24,593
681	Banco Santander Brasil SA	6,012
118,927	Bank of America Corp.	3,503,589
7,000	Bank of China, Ltd.	3,096
14,269	Barclays plc	31,897
300	BNP Paribas SA	18,332
11,000	China Citic Bank Co., Ltd.	6,993
9,000	China Construction Bank	7,807
24,829	Citigroup, Inc.	1,781,232
223	Credit Agricole SA	3,203
3,293	Criteria Caixacorp SA	14,954
1,026	Danske Bank A/S	26,922
21,201	Fifth Third Bancorp	591,932
758	Hana Financial Holdings Group, Inc.	30,446
165,584	HSBC Holdings plc	1,445,225
56,000	Industrial & Commercial Bank of China	40,662
1,110	Industrial Bank of Korea (IBK)	15,232
265	Itausa - Investimentos Itau SA	660

Shares		Fair Value
Common Stocks, continued
Banks, continued
2,026	JPMorgan Chase & Co.	$228,614
322	KB Financial Group, Inc.	15,696
36,241	Kotak Mahindra Bank, Ltd.	570,962
1,600	Mitsubishi UFJ Financial Group, Inc.	9,961
56,100	PT Bank Central Asia Tbk	90,863
1,195	Shinhan Financial Group Co., Ltd.	48,263
1,519	Societe Generale	65,132
91,540	State Bank of India*	335,058
200	Sumitomo Mitsui Financial Group, Inc.	8,074
21,541	SunTrust Banks, Inc.	1,438,723
60	Taiwan Cooperative Financial Holding Co., Ltd.	36
11,231	Turkiye Is Bankasi AS, Class C	8,247
750	Unicredit SpA	11,243
73,488	Wells Fargo & Co.	3,862,530
1,096	Woori Bank	16,691
42,636	Yes Bank, Ltd.	108,018

		15,185,713

Beverages (0.4%):
15,067	Anheuser-Busch InBev NV	1,318,480
488	Carlsberg A/S, Class B	58,524
2,000	China Resources Enterprises, Ltd.	8,041
138	Constellation Brands, Inc., Class C	29,756
1,529	PepsiCo, Inc.	170,942

		1,585,743

Biotechnology (1.0%):
1,265	AbbVie, Inc.	119,644
701	Amgen, Inc.	145,310
3,156	Biogen Idec, Inc.*	1,115,046
28,702	Gilead Sciences, Inc.	2,216,082
5,691	Tesaro, Inc.*^	222,006

		3,818,088

Building Products (0.3%):
1,434	Compagnie de Saint-Gobain SA	61,831
5,200	Daikin Industries, Ltd.	692,495
1,565	Fortune Brands Home & Security, Inc.^	81,943
8,654	Masco Corp.	316,737
2,500	Nichias Corp.	65,044

		1,218,050

Capital Markets (1.4%):
355	Ameriprise Financial, Inc.	52,419
631	Bank of New York Mellon Corp. (The)	32,175
49,389	Charles Schwab Corp. (The)	2,427,469
512	Goldman Sachs Group, Inc. (The)	114,811
100	Hong Kong Exchanges & Clearing, Ltd.	2,842
52,264	Morgan Stanley	2,433,934
229	State Street Corp.	19,186
36,052	UBS Group AG	568,809

		5,651,645

Chemicals (3.1%):
13,931	Air Products & Chemicals, Inc.	2,327,174
49,400	Asahi Kasei Corp.	749,440
14,500	Daicel Chemical Industries, Ltd.	168,526
51,399	DowDuPont, Inc.	3,305,470
1,650	Evonik Industries AG	59,093
33,000	Formosa Chemicals & Fibre Corp.	137,581
37,000	Formosa Plastics Corp.	141,726
5,200	Hitachi Chemical Co., Ltd.	105,871
893	Huntsman Corp.	24,316
4,900	Kuraray Co., Ltd.	73,689

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
582	LG Chem, Ltd.	$191,830
5	Lotte Chemical Corp.	1,253
47,000	Nan Ya Plastics Corp.	130,575
28,300	Nitto Denko Corp.	2,122,067
669	Nutrien, Ltd.	38,633
73,900	PTT Global Chemical Public Co., Ltd.	185,803
18,300	Shin-Etsu Chemical Co., Ltd.	1,621,313
10,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H	6,104
5,000	Sumitomo Chemical Co., Ltd.	29,268
5,000	Toagosei Co., Ltd.	57,699
53,300	Toray Industries, Inc.	400,525
26,800	Ube Industries, Ltd.	729,134

		12,607,090

Commercial Services & Supplies (0.0%):
6,229	Country Garden Services Holdings Co., Ltd.*	10,593
324	Waste Management, Inc.	29,277

		39,870

Communications Equipment (0.0%):
2,634	Cisco Systems, Inc.	128,144
5,255	Nokia OYJ	29,141
2,569	Telefonaktiebolaget LM Ericsson, Class B	22,756

		180,041

Construction & Engineering (0.3%):
3,900	ComSys Holdings Corp.	115,519
2,823	Eiffage SA	314,943
500	Kajima Corp.	7,266
11,800	Kinden Corp.	188,941
1,900	Kyudenko Corp.	75,451
4,700	Maeda Road Construction Co., Ltd.	95,608
4,700	Nippo Corp.	86,282
4,300	Okumura Corp.	134,938
400	TAISEI Corp.	18,242
21,100	Toda Corp.	152,299

		1,189,489

Construction Materials (0.0%):
500	Anhui Conch Cement Co., Ltd., Class H	2,988
14,576	Cemex SAB de C.V.*	10,260
8,000	China National Buildings Material Co., Ltd.	7,095
22,000	China Resources Cement Holdings, Ltd.	25,635
11,000	Siam Cement PCL	151,776

		197,754

Consumer Finance (0.0%):
1,079	Ally Financial, Inc.	28,540
562	Capital One Financial Corp.	53,351
833	Discover Financial Services	63,682

		145,573

Containers & Packaging (0.0%):
499	Packaging Corp. of America	54,735

Distributors (0.1%):
3,200	Canon Marketing Japan, Inc.	67,919
39,668	Meituan Dianping*	348,392

		416,311

Diversified Consumer Services (0.0%):
607	New Oriental Education & Technology Group, Inc., ADR*	44,924

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services (0.2%):
512	AMP, Ltd.	$1,180
935	Berkshire Hathaway, Inc., Class B*	200,193
124,000	Fubon Financial Holdings Co., Ltd.	210,302

		411,675

Diversified Telecommunication Services (1.1%):
6,607	AT&T, Inc.	221,863
48,548	Cellnex Telecom SAU	1,271,854
20,000	China Communications Services Corp., Ltd.	18,458
249,000	Chunghwa Telecom Co., Ltd.	897,671
11,615	El Towers SpA	765,799
76,000	HKT Trust & HKT, Ltd.	104,489
2,700	Nippon Telegraph & Telephone Corp.	121,988
62,300	Singapore Telecommunications, Ltd.	147,538
576,422	Telecom Italia SpA*	349,281
29,391	Telecom Italia SpA	15,780
1,568	Telefonica SA	12,356
11,561	Verizon Communications, Inc.	617,242

		4,544,319

Electric Utilities (1.0%):
1,289	Centrais Eletricas Brasileiras SA*	5,896
6,710	CEZ	171,361
19,500	CK Infrastructure Holdings, Ltd.	154,475
17,000	CLP Holdings, Ltd.	198,967
161,458	Enel SpA	824,941
910	Exelon Corp.	39,731
12,500	Hongkong Electric Holdings, Ltd.	86,828
15,797	NextEra Energy, Inc.	2,647,576
707	PGE SA*	1,826
374	Xcel Energy, Inc.	17,657

		4,149,258

Electrical Equipment (0.6%):
760	Eaton Corp. plc	65,915
3,200	GS Yuasa Corp.^	78,785
2,800	Mabuchi Motor Co., Ltd.	113,040
157,300	Mitsubishi Electric Corp.	2,155,159
309	Rockwell Automation, Inc.	57,944

		2,470,843

Electronic Equipment, Instruments & Components (0.5%):
297	Corning, Inc.	10,484
2,000	Hitachi, Ltd.	67,975
63,400	Hon Hai Precision Industry Co., Ltd.	163,305
5,000	Japan Aviation Electronics Industry, Ltd.	84,262
300	Keyence Corp.	174,073
11,000	Murata Manufacturing Co., Ltd.	1,687,134
1,000	Yageo Corp.	14,999

		2,202,232

Energy Equipment & Services (0.1%):
929	Halliburton Co.	37,652
492	Helmerich & Payne, Inc.^	33,835
8,746	Schlumberger, Ltd.	532,806

		604,293

Entertainment (0.2%):
114	Electronic Arts, Inc.*	13,736
230	Ncsoft Corp.	91,761
300	Nexon Co., Ltd.*	3,923
2,900	Toho Co., Ltd.	91,021
394	Walt Disney Co. (The)	46,074
221,337	Zynga, Inc.*	887,562

		1,134,077

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts (0.4%):
585	American Tower Corp.	$85,001
3,541	Equity Residential Property Trust	234,626
17,500	Link REIT (The)	172,191
5,388	Stockland Trust Group	16,122
5,815	Unibail-Rodamco-Westfield	1,167,836
449	Vornado Realty Trust	32,777
1,307	Weyerhaeuser Co.	42,177

		1,750,730

Food & Staples Retailing (0.1%):
100	Aeon Co., Ltd.	2,410
143	BIM Birlesik Magazalar AS	1,930
197	Costco Wholesale Corp.	46,271
29	E-Mart Co., Ltd.	5,425
5,329	Jeronimo Martins SGPS SA	78,471
1,128	Kroger Co. (The)	32,836
1,700	Seven & I Holdings Co., Ltd.	75,732
476	Sysco Corp.	34,867
2,958	Wal-Mart Stores, Inc.	277,786
1,053	Woolworths, Ltd.^	21,312

		577,040

Food Products (1.9%):
75,200	Ajinomoto Co., Inc.	1,290,790
933	Archer-Daniels-Midland Co.	46,902
817	Conagra Brands, Inc.^	27,753
34,928	Danone SA	2,703,658
750	JBS SA	1,737
2,762	Mondelez International, Inc., Class A	118,656
34,983	Nestle SA, Registered Shares	2,915,485
165	Tiger Brands, Ltd.	3,085
4,000	Tingyi (Caymen Is) Holding Corp.	7,351
77,000	Uni-President Enterprises Corp.	201,050
164,000	Want Want China Holdings, Ltd.	138,172
45,000	WH Group, Ltd.	31,694

		7,486,333

Gas Utilities (0.3%):
2,500	Beijing Enterprises Holdings, Ltd.	14,024
50,900	Tokyo Gas Co., Ltd.	1,251,388

		1,265,412

Health Care Equipment & Supplies (1.5%):
5,499	Baxter International, Inc.	423,918
286	Edwards Lifesciences Corp.*	49,793
21,100	HOYA Corp.	1,252,841
60	Intuitive Surgical, Inc.*	34,440
82,219	Koninklijke Philips Electronics NV	3,744,124
1,785	Medtronic plc	175,590
776	Stryker Corp.	137,880

		5,818,586

Health Care Providers & Services (4.8%):
15,078	Acadia Healthcare Co., Inc.*^	530,746
753	Aetna, Inc.	152,746
3,800	Alfresa Holdings Corp.	101,708
12,669	Anthem, Inc.	3,471,938
346	Cigna Corp.	72,055
59,591	CVS Health Corp.	4,691,003
691	Express Scripts Holding Co.*	65,652
43,406	Fresenius SE & Co. KGaA	3,186,651
57,784	Hapvida Participacoes e Investimentos SA*	343,433
16,258	HCA Healthcare, Inc.	2,261,813
119	Humana, Inc.	40,284
284	McKesson Corp.	37,673
4,500	Medipal Holdings Corp.	93,939
40,667	NMC Health plc	1,797,794
68,974	Notre Dame Intermedica Participacoes SA*	449,054

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
582,322	PT Siloam International Hospital Tbk*	$114,079
1,900	Suzuken Co., Ltd.	90,147
31,729	Tenet Healthcare Corp.*	903,007
1,772	UnitedHealth Group, Inc.	471,423

		18,875,145

Health Care Technology (0.2%):
96,300	Ping An Healthcare and Technology Co., Ltd.*	643,875

Hotels, Restaurants & Leisure (1.3%):
2,000	Galaxy Entertainment Group, Ltd.	12,523
34,900	Genting Singapore, Ltd.	27,021
1,067	Las Vegas Sands Corp.	63,305
177	McDonald’s Corp.	29,610
39,789	MGM Resorts International	1,110,511
233	Royal Caribbean Cruises, Ltd.	30,276
400	Sands China, Ltd.	1,791
16,516	Sodexo SA^	1,749,130
41,838	Starbucks Corp.	2,378,072
662	Wyndham Worldwide Corp.	28,704
297	Yum China Holdings, Inc.	10,428
348	Yum! Brands, Inc.	31,637

		5,473,008

Household Durables (0.0%):
2,800	Alpine Electronics, Inc.	52,622
1,376	Berkeley Group Holdings plc (The)	65,930
1,573	Coway Co., Ltd.	122,787
3,200	Panasonic Corp.	37,290
500	Sony Corp.	30,669

		309,298

Household Products (0.7%):
4,964	Colgate-Palmolive Co.	332,340
274	Hindustan Unilever, Ltd.	6,080
30,415	Procter & Gamble Co. (The)	2,531,440
500	Unicharm Corp.	16,518

		2,886,378

Independent Power and Renewable Electricity Producers (0.2%):
1,482	AES Corp. (The)	20,748
13,246	NextEra Energy Partners LP^	642,431
358	NRG Energy, Inc.	13,389
8,106	Vistra Energy Corp.*	201,677

		878,245

Industrial Conglomerates (0.1%):
13,000	Citic, Ltd.	19,360
14,000	Fosun International, Ltd.	24,668
1,746	General Electric Co.	19,712
229	Honeywell International, Inc.	38,106
3,000	Jardine Matheson Holdings, Ltd.	188,233
1,300	Toshiba Corp.*	37,581

		327,660

Insurance (0.9%):
31,074	AXA SA	834,169
101,000	Cathay Financial Holding Co., Ltd.	173,604
6,959	Chubb, Ltd.	930,001
2,142	Hartford Financial Services Group, Inc. (The)	107,014
168	Manulife Financial Corp.	3,004
18,324	Marsh & McLennan Cos., Inc.	1,515,761
661	MetLife, Inc.	30,882
82	Muenchener Rueckversicherungs-Gesellschaft AG	18,159

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
11,553	Old Mutual, Ltd.	$24,750
500	Ping An Insurance Group Co. of China, Ltd.	5,081
315	Prudential Financial, Inc.	31,916
364	Reinsurance Group of America, Inc.	52,620
293	Swiss Re AG	27,032
1,208	Travelers Cos., Inc. (The)	156,690

		3,910,683

Interactive Media & Services (3.6%):
45	Alphabet, Inc., Class A*	54,319
5,533	Alphabet, Inc., Class C*	6,603,470
41	Baidu, Inc., ADR*	9,376
29,064	Facebook, Inc., Class A*	4,779,865
823	SINA Corp.*	57,182
65,900	Tencent Holdings, Ltd.	2,723,290

		14,227,502

Internet & Direct Marketing Retail (1.8%):
12,201	Alibaba Group Holding, Ltd., ADR*^	2,010,237
2,644	Amazon.com, Inc.*(a)	5,295,932
18	Booking Holdings, Inc.*	35,712
1,590	eBay, Inc.*	52,502
113	Expedia, Inc.	14,744

		7,409,127

Internet Software & Services (0.0%):
5,547	Lookout, Inc.*(b)(c)	888

IT Services (0.9%):
487	Accenture plc, Class C	82,887
89	Alliance Data Systems Corp.	21,018
322	Amdocs, Ltd.	21,246
215	Automatic Data Processing, Inc.	32,392
879	Cognizant Technology Solutions Corp., Class A	67,815
38	DXC Technology Co.	3,554
9,174	FleetCor Technologies, Inc.*	2,090,204
100	Fujitsu, Ltd.	7,124
1,674	Global Payments, Inc.^	213,268
810	HCL Technologies, Ltd.	12,158
1,339	Infosys, Ltd.	13,460
2,573	International Business Machines Corp.	389,063
2,276	MasterCard, Inc., Class A	506,660
396	Paychex, Inc.	29,165
24	Samsung SDS Co., Ltd.	4,997
391	Tata Consultancy Services, Ltd.	11,760
492	VeriSign, Inc.*	78,779
1,598	Visa, Inc., Class A	239,844
312	Wipro, Ltd.	1,393

		3,826,787

Life Sciences Tools & Services (0.1%):
228	Agilent Technologies, Inc.	16,083
93	Illumina, Inc.*	34,137
565	Thermo Fisher Scientific, Inc.	137,905
380	Waters Corp.*	73,978

		262,103

Machinery (0.3%):
381	Caterpillar, Inc.	58,099
19,075	Doosan Bobcat, Inc.	694,064
6,900	Hino Motors, Ltd.	75,582
342	Ingersoll-Rand plc	34,987
800	Mitsubishi Heavy Industries, Ltd.	30,900
1,354	Sandvik AB	24,040
127	Volvo AB, Class B	2,244

		919,916

Shares		Fair Value
Common Stocks, continued
Media (3.3%):
11,814	Charter Communications, Inc., Class A*	$3,849,946
133,212	Comcast Corp., Class A(a)	4,717,037
8,556	Eutelsat Communications SA	202,026
15,329	I-Cable Communications, Ltd.*	344
2,470	Liberty Broadband Corp., Class A*^	208,295
10,617	Liberty Broadband Corp., Class C*^	895,013
25,324	Liberty Global plc, Class A*^	732,623
928	Liberty Global plc, Class C*	26,132
8,858	Liberty SiriusXM Group, Class A*	384,792
14,843	Liberty SiriusXM Group, Class C*	644,928
9	Naspers, Ltd.	1,938
8,800	Nippon Television Holdings, Inc.	152,466
862	Omnicom Group, Inc.^	58,633
527	Publicis Groupe SA	31,428
79,479	RAI Way SpA	403,669
6,400	TV Asahi Holdings Corp.	122,922
50,922	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA	304,928

		12,737,120

Metals & Mining (0.2%):
1,056	Anglo American plc	23,650
1,900	DOWA Mining Co.	60,197
445	Eregli Demir ve Celik Fabrikalari T.A.S.	814
400	JFE Holdings, Inc.	9,134
1,941	JSW Steel, Ltd.	10,220
7,769	Newmont Mining Corp.	234,624
688	POSCO	182,734
302	Rio Tinto, Ltd.	17,102
157	Teck Cominco, Ltd., Class B	3,784
13,400	Tokyo Steel Manufacturing Co., Ltd.	98,081
2,700	Yamato Kogyo Co., Ltd.	85,063

		725,403

Multiline Retail (0.1%):
2,592	Dollar General Corp.	283,306
577	Kohl’s Corp.^	43,015
413	Target Corp.	36,431

		362,752

Multi-Utilities (0.2%):
1,973	AGL Energy, Ltd.	27,862
2,213	Engie Group	32,502
6,466	National Grid plc	66,663
7,167	Sempra Energy^	815,246

		942,273

Oil, Gas & Consumable Fuels (5.9%):
57,553	Anadarko Petroleum Corp.	3,879,648
1,766	BP plc	13,547
451	Canadian Natural Resources, Ltd.	14,737
1,013	Chevron Corp.	123,870
30,000	China Petroleum & Chemical Corp., Class H	30,085
7,500	China Shenhua Energy Co., Ltd.	16,984
29,000	CNOOC, Ltd.	57,297
39,340	Coal India, Ltd.	144,405
431	ConocoPhillips Co.	33,359
26,360	Enbridge, Inc.	850,704
147,857	EnCana Corp.^	1,938,405
2,027	ENI SpA	38,225
12,136	Exxon Mobil Corp.	1,031,803
941	Fieldwood Energy LLC*(b)(c)	47,991
3,485	Fieldwood Energy LLC*(c)	177,735
26,000	Formosa Petrochemical Corp.	125,483
12,084	Hindustan Petroleum Corp., Ltd.	41,930

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,601	Husky Energy, Inc.	$28,115
681	Imperial Oil, Ltd.	22,041
1,346	Indian Oil Corp., Ltd.	2,848
300	INPEX Corp.	3,735
911	Kinder Morgan, Inc.	16,152
7,179	Marathon Petroleum Corp.	574,105
683	Occidental Petroleum Corp.	56,122
41,802	Oil & Natural Gas Corp., Ltd.	102,217
3,627	Petroleo Brasileiro SA*	18,952
1,102	Phillips 66	124,217
75	Polski Koncern Naftowy Orlen SA	2,053
3,870	Polskie Gornictwo Naftowe i Gazownictwo SA	6,779
131,548	Reliance Industries, Ltd.	2,283,548
114	Repsol SA^	2,272
23,496	Royal Dutch Shell plc, Class A, ADR	1,601,017
1,248	Royal Dutch Shell plc, Class A^	42,835
112,378	Royal Dutch Shell plc, Class A	3,842,504
1,617	Royal Dutch Shell plc, Class B	56,579
22	SK Energy Co., Ltd.	4,265
66,835	Snam SpA	277,866
971	S-Oil Corp.	119,899
716	Statoil ASA	20,191
25,198	Suncor Energy, Inc.	975,142
43,100	Thai Oil Public Co., Ltd.	118,042
554	Total SA, ADR	35,672
25,426	TransCanada Corp.	1,028,852
1,312	Valero Energy Corp.	149,240
138,163	Williams Cos., Inc. (The)	3,756,652

		23,838,120

Paper & Forest Products (0.0%):
1,426	Suzano Papel e Celulose SA	16,947

Personal Products (0.2%):
16,912	Edgewell Personal Care Co.*^	781,842
300	Shiseido Co., Ltd.	23,235

		805,077

Pharmaceuticals (3.7%):
248	Allergan plc	47,239
75,400	Astellas Pharma, Inc.	1,315,680
29,953	Bayer AG, Registered Shares	2,660,483
897	Bristol-Myers Squibb Co.	55,686
500	Eisai Co., Ltd.	48,692
268	Eli Lilly & Co.	28,759
3,269	GlaxoSmithKline plc	65,484
1,455	Gw Pharmaceuticals, ADR*	251,337
37,571	Johnson & Johnson Co.	5,191,185
500	Kyowa Hakko Kogyo Co., Ltd.	9,382
2,965	Merck & Co., Inc.	210,337
200	Mitsubishi Tanabe Pharma Corp.	3,346
462	Novartis AG, Registered Shares	39,821
5,041	Novo Nordisk A/S, Class B	237,337
300	Ono Pharmaceutical Co., Ltd.	8,488
300	Otsuka Holdings Co., Ltd.	15,127
78,655	Pfizer, Inc.	3,466,326
192	Roche Holding AG	46,479
3,008	Sanofi-Aventis SA	268,278
100	Shionogi & Co., Ltd.	6,532
6,600	Takeda Pharmacuetical Co., Ltd.^	282,649
614	Zoetis, Inc.	56,218

		14,314,865

Professional Services (0.0%):
7	SGS SA, Registered Shares	18,422

Real Estate Management & Development (1.3%):
8,000	Agile Property Holdings, Ltd.	11,156

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
707,300	CapitaLand, Ltd.	$1,741,534
1,000	CK Asset Holdings, Ltd.	7,463
6,000	Country Garden Holdings Co., Ltd.	7,467
400	Daiwa House Industry Co., Ltd.	11,862
72,000	Hang Lung Properties, Ltd.	140,769
2,500	Hongkong Land Holdings, Ltd.	16,539
52,000	Sino Land Co., Ltd.	89,102
127,666	Sun Hung Kai Properties, Ltd.	1,859,757
11,000	Swire Pacific, Ltd., Class A	120,530
19,282	The St. Joe Co.*^	323,938
1,581	Vonovia SE	77,233
22,000	Wharf Holdings, Ltd. (The)	59,574
18,000	Wharf Real Estate Investment Co., Ltd.	116,152

		4,583,076

Road & Rail (0.5%):
68,700	ComfortDelGro Corp., Ltd.	121,995
1,004	CSX Corp.	74,346
21,500	East Japan Railway Co.	1,997,922
500	MTR Corp., Ltd.	2,623
251	Norfolk Southern Corp.	45,306
5,000	Seino Holdings Co., Ltd.	75,595
192	Union Pacific Corp.	31,263

		2,349,050

Semiconductors & Semiconductor Equipment (1.0%):
2,458	Intel Corp.	116,239
314	KLA-Tencor Corp.	31,937
7	Lam Research Corp.	1,062
1,000	MediaTek, Inc.	8,078
1,643	Micron Technology, Inc.*	74,313
4,000	Nanya Technology Corp.	7,604
37,890	QUALCOMM, Inc.^	2,729,216
11,000	ROHM Co., Ltd.	797,640
72	SK Hynix, Inc.	4,745
25,000	Taiwan Semiconductor Manufacturing Co., Ltd.	213,475
358	Texas Instruments, Inc.	38,410

		4,022,719

Software (3.6%):
634	Adobe Systems, Inc.*	171,148
9	Autodesk, Inc.*	1,405
67,977	Cloudera, Inc.*^	1,199,794
366	Dell Technologies, Inc., Class V*	35,546
17,481	Domo, Inc., Class B*^	374,967
9,631	Domo, Inc., Class B*(b)(c)	201,478
63,800	Dropbox, Inc., Class A*^	1,711,754
619	Intuit, Inc.	140,761
58,899	Microsoft Corp.	6,736,278
300	Oracle Corp.	24,190
9,462	Oracle Corp.	487,861
257	Red Hat, Inc.*	35,024
377	SAP AG	46,392
68,532	Uber Technologies, Inc.*(b)(c)	3,042,135
404	VMware, Inc., Class A*	63,048

		14,271,781

Specialty Retail (0.4%):
818	Home Depot, Inc. (The)	169,449
2,202	Lowe’s Cos., Inc.	252,834
3,248	O’Reilly Automotive, Inc.*	1,128,095
470	Ross Stores, Inc.	46,577
700	Shimamura Co., Ltd.	66,377

		1,663,332

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals (2.8%):
32,460	Apple, Inc.	$7,327,520
100	BOE Technology Group Co., Ltd., Class A	46
2,526	Hewlett Packard Enterprise Co.	41,199
2,284	HP, Inc.	58,859
40,078	Pure Storage, Inc., Class A*^	1,040,024
12,897	Samsung Electronics Co., Ltd.	540,229
33,765	Western Digital Corp.	1,976,603
		10,984,480
Textiles, Apparel & Luxury Goods (0.3%):
53	Adidas AG	12,976
329	Compagnie Financiere Richemont SA	26,796
127	Kering	67,901
20,455	Luxottica Group SpA	1,388,031
239	PVH Corp.	34,512
109	Swatch Group AG (The), Registered Shares	8,490
408	VF Corp.	38,127
		1,576,833
Thrifts & Mortgage Finance (0.3%):
42,523	Housing Development Finance Corp., Ltd.	1,029,022
Tobacco (0.9%):
38,138	Altria Group, Inc.	2,300,102
9,605	KT&G Corp.	900,652
877	Philip Morris International, Inc.	71,511
		3,272,265
Trading Companies & Distributors (0.0%):
200	Mitsui & Co., Ltd.	3,555
273	United Rentals, Inc.*	44,663
		48,218
Transportation Infrastructure (0.2%):
168,000	Beijing Capital International Airport Co., Ltd.	202,977
2,486	Fraport AG	219,625
3,600	Kamigumi Co., Ltd.	79,365
30,100	Malaysia Airports Holdings Berhad	64,861
6,000	Zhejiang Expressway Co., Ltd.	4,981
		571,809
Wireless Telecommunication Services (1.2%):
32,800	Advanced Information Service plc	203,651
3,000	China Mobile, Ltd.	29,445
146,000	Far EasTone Telecommunications Co., Ltd.	348,032
88,100	Intouch Holdings Public Co., Ltd.	147,121
5,300	KDDI Corp.	146,467
632	SK Telecom Co., Ltd.	160,340
121,000	Taiwan Mobile Co., Ltd.	433,982
1,052	Tim Participacoes SA	3,061
18,953	Vodafone Group plc, ADR	411,280
1,377,152	Vodafone Group plc	2,952,125
		4,835,504
Total Common Stocks (Cost $219,742,643)		256,901,493

Preferred Stocks (0.6%):
Banks (0.1%):
13,157	Citigroup Capital XIII, Series A, 8.71%, Callable 11/26/16 @ 25	353,266
13,752	Itau Unibanco Holding SA, Preferred Shares, Series S	150,287

Shares		Fair Value
Preferred Stocks, continued
Banks, continued
75,000	USB Capital IX, 3.50%(US0003M+102bps), Callable 11/5/18 @ 100	$67,031

		570,584

Consumer Finance (0.1%):
14,453	GMAC Capital Trust I, Series 2, 8.10%, Callable 11/26/18 @ 25^	380,114

Health Care Providers & Services (0.1%):
143,925	Grand Rounds, Inc., Series C(b)(c)	401,551

Internet Software & Services (0.1%):
63,925	Lookout, Inc. Preferred Shares, Series F(b)(c)	523,546

Software (0.2%):
116,157	Palantir Technologies, Inc., Series I(b)(c)	673,710

Technology Hardware, Storage & Peripherals (0.0%):
874	Samsung Electronics Co., Ltd.	29,811

Total Preferred Stocks (Cost $2,734,080)		2,579,316

Convertible Preferred Stocks (0.4%):
Banks (0.0%):
116	Wells Fargo & Co., Series L, Class A, 7.50%	149,742

Equity Real Estate Investment Trusts (0.1%):
5,097	Welltower, Inc., Series I, 6.50%^	308,470

Wireless Telecommunication Services (0.3%):
5,687	Mandatory Exchange Trust, 5.75%(d)	1,053,517

Total Convertible Preferred Stocks (Cost $920,993)		1,511,729

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Private Placements (0.0%):
Household Durables (0.0%):
$ 23,389	Jawbone, 0.00%*(b)(c)	—

Total Private Placements (Cost $–)		—

Convertible Bonds (0.2%):
Food Products (0.0%):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14(b)(c)(e)	—

Pharmaceuticals (0.2%):
600,000	Bayer Capital Corp. BV, 5.63%, 11/22/19+(d)	641,298

Real Estate Management & Development (0.0%):
250,000	CapitaLand, Ltd., 1.95%, 10/17/23+(d)	183,380

Total Convertible Bonds (Cost $1,217,412)		824,678

Bank Loans (0.2%):
Hotels, Restaurants & Leisure (0.1%):
453,711	Hilton Worldwide Finance LLC, 3.33%, 10/25/20	455,717

Oil, Gas & Consumable Fuels (0.1%):
111,961	Fieldwood Energy LLC, 0.00%, 4/11/22	112,437

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Bank Loans, continued
Oil, Gas & Consumable Fuels, continued
$ 151,147	Fieldwood Energy LLC, 0.00%, 4/11/23	$146,360

		258,797

Total Bank Loans (Cost $707,060)		714,514

Corporate Bonds (3.1%):
Aerospace & Defense (0.1%):
282,000	Northrop Grumman Corp., 2.55%, 10/15/22, Callable 9/15/22 @ 100^	271,880

Banks (0.5%):
124,000	Bank of America Corp., Series G, 2.37% (US0003M+66 bps), 7/21/21, Callable 7/21/20 @ 100	121,824
282,000	Bank of America Corp., 3.30%, 1/11/23, MTN	278,085
151,000	Bank of America Corp., 4.00%, 1/22/25, MTN	149,016
272,000	Citigroup, Inc., 2.45%, 1/10/20, Callable 12/10/19 @ 100	269,626
260,000	Citigroup, Inc., Series Q, 5.95% (US0003M+410 bps)0, Callable 8/15/20 @ 100	267,683
635,000	Citigroup, Inc., Series O, 5.87% (US0003M+406 bps)0, Callable 3/27/20 @ 100	651,668
79,000	Santander Holdings USA, Inc., 3.70%, 3/28/22, Callable 2/28/22 @ 100	78,029
56,000	Wells Fargo & Co., 3.07%, 1/24/23, Callable 1/24/22 @ 100	54,657
370,000	Wells Fargo Bank NA, 3.55%, 8/14/23, Callable 7/14/23 @ 100	368,265

		2,238,853

Beverages (0.1%):
169,000	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 1/12/24, Callable 12/12/23 @ 100	167,241
279,000	Anheuser-Busch InBev Worldwide, Inc., 4.00%, 4/13/28, Callable 1/13/28 @ 100^	275,003

		442,244

Biotechnology (0.1%):
282,000	Gilead Sciences, Inc., 3.25%, 9/1/22, Callable 7/1/22 @ 100^	280,607

Capital Markets (0.2%):
282,000	Goldman Sachs Group, Inc., 2.91% (US0003M+105 bps), 6/5/23, Callable 6/5/22 @ 100	272,754
303,000	Goldman Sachs Group, Inc., Series M, 5.38% (US0003M+392 bps)0, Callable 5/10/20 @ 100	309,060
212,000	Morgan Stanley, Series H, 5.45% (US0003M+361 bps)0, Callable 7/15/19 @ 100	214,438

		796,252

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Chemicals (0.0%):
$ 54,000	Sherwin-Williams, 2.25%, 5/15/20	$53,209

Consumer Finance (0.4%):
181,000	Ally Financial, Inc., 3.50%, 1/27/19	181,000
605,000	American Express Co., 3.70%, 8/3/23, Callable 7/3/23 @ 100	601,944
186,000	American Express Co., Series C, 4.90% (US0003M+329 bps)0, Callable 3/15/20 @ 100^	186,000
86,000	Capital One Finance Corp., 3.30%, 10/30/24, Callable 9/30/24 @ 100	81,873
203,000	Capital One Financial Corp., 3.20%, 1/30/23, Callable 12/30/22 @ 100	196,728
116,000	General Motors Financial Co., Inc., 3.45%, 4/10/22, Callable 2/10/22 @ 100^	114,087
77,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	76,479

		1,438,111

Diversified Telecommunication Services (0.2%):
282,000	AT&T, Inc., 3.60%, 2/17/23, Callable 12/17/22 @ 100	280,180
48,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21^	51,853
293,000	Verizon Communications, 3.13%, 3/16/22^	290,172

		622,205

Equity Real Estate Investment Trusts (0.0%):
57,000	AvalonBay Communities, Inc., 3.50%, 11/15/24, Callable 8/15/24 @ 100	56,327
113,000	Simon Property Group, LP, 2.75%, 6/1/23, Callable 3/1/23 @ 100	108,912

		165,239

Food & Staples Retailing (0.3%):
1,110,000	CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100	1,104,191

Health Care Equipment & Supplies (0.2%):
120,000	Becton Dickinson & Co., 3.36%, 6/6/24, Callable 4/6/24 @ 100	115,942
276,000	Becton, Dickinson & Co., 3.13%, 11/8/21	271,615
228,000	Becton, Dickinson & Co., 2.89%, 6/6/22, Callable 5/6/22 @ 100	221,672

		609,229

Health Care Providers & Services (0.2%):
385,000	Halfmoon Parent, Inc., 3.40%, 9/17/21^(d)	383,466
330,000	Halfmoon Parent, Inc., 3.75%, 7/15/23, Callable 6/15/23 @ 100(d)	328,990
282,000	UnitedHealth Group, Inc., 3.50%, 6/15/23^	282,578

		995,034

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure (0.1%):
$ 282,000	Starbucks Corp., 3.10%, 3/1/23, Callable 2/1/23 @ 100^	$277,758

Insurance (0.1%):
161,000	Prudential Financial, Inc., 5.87% (US0003M+418 bps), 9/15/42, Callable 9/15/22 @ 100^	170,257
107,000	Prudential Financial, Inc., 5.62% (US0003M+392 bps), 6/15/43, Callable 6/15/23 @ 100	111,548

		281,805

Internet & Direct Marketing Retail (0.0%):
152,000	eBay, Inc., 2.75%, 1/30/23, Callable 12/30/22 @ 100^	145,981

Machinery (0.0%):
72,000	Ingersoll-Rand Global Holding Co., Ltd., 4.25%, 6/15/23	73,673

Media (0.1%):
282,000	Comcast Corp., 2.75%, 3/1/23, Callable 2/1/23 @ 100^	272,667
200,000	NBCUniversal Enterprise, Inc., 5.25%0, Callable 3/19/21 @ 100(d)	202,799

		475,466

Multi-Utilities (0.0%):
76,000	Sempra Energy, 2.88%, 10/1/22, Callable 7/1/22 @ 100	73,689

Oil, Gas & Consumable Fuels (0.1%):
151,000	Enterprise Products Operating LLC, 3.35%, 3/15/23, Callable 12/15/22 @ 100	149,283
85,000	Enterprise Products Operating LLC, 3.90%, 2/15/24, Callable 11/15/23 @ 100	85,764
142,000	Williams Companies, Inc., 3.70%, 1/15/23, Callable 10/15/22 @ 100^	140,522

		375,569

Personal Products (0.1%):
144,000	Edgewell Personal Care Co., 4.70%, 5/19/21^	143,640
139,000	Edgewell Personal Care Co., 4.70%, 5/24/22^	135,873

		279,513

Pharmaceuticals (0.0%):
133,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(d)	137,933

Semiconductors & Semiconductor Equipment (0.1%):
141,000	Qualcomm, Inc., 2.60%, 1/30/23, Callable 12/30/22 @ 100^	135,543
169,000	Qualcomm, Inc., 2.90%, 5/20/24, Callable 3/20/24 @ 100^	161,756

		297,299

Technology Hardware, Storage & Peripherals (0.2%):
493,000	Apple, Inc., 3.35%, 2/9/27, Callable 11/9/26 @ 100	482,263

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Technology Hardware, Storage & Peripherals, continued
$ 474,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100	$458,275

		940,538

Tobacco (0.0%):
53,000	Philip Morris International, Inc., 2.50%, 11/2/22, Callable 10/2/22 @ 100	50,923
113,000	Philip Morris International, Inc., 3.60%, 11/15/23	112,918

		163,841

Total Corporate Bonds (Cost $12,614,858)		12,540,119

Foreign Bonds (4.1%):
Banks (0.2%):
330,000	Lloyds TSB Bank plc, Series E, 13.00%(GUKG5+1,340bps)0, Callable 1/22/29 @ 126+	730,022

Sovereign Bond (3.9%):
1,205,000	Australian Government, 3.00%, 3/21/47+(d)	845,580
2,668,000	Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/28+(d)	3,120,482
946,000	Canadian Government, 0.75%, 3/1/21+	707,043
168,600,000	Japan Treasury Discount Bill, 0.00%, 10/1/18+	1,484,155
273,450,000	Japan Treasury Discount Bill, Series 369, 0.10%, 10/15/18+	2,407,323
222,800,000	Japan Treasury Discount Bill, 0.00%, 12/10/18+	1,961,764
27,148,600	Mexican Bonos Desarr, 8.50%, 12/13/18+(f)	1,450,913
19,110,000	Mexican Bonos Desarr, Series M, 6.50%, 6/10/21+(f)	990,154
310,000	Republic of Argentina, 3.38%, 1/15/23+	307,636
100,000	Republic of Argentina, 5.25%, 1/15/28+	92,366
683,088	Republic of Argentina, 7.82%, 12/31/33+	754,537
26,828,100	United Mexican States, 6.50%, 6/9/22+(f)	1,375,989

		15,497,942

Total Foreign Bonds (Cost $16,661,818)		16,227,964

Yankee Dollars (1.6%):
Banks (0.4%):
282,000	HSBC Holdings plc, 3.26% (US0003M+106 bps), 3/13/23, Callable 3/13/22 @ 100	276,304
614,000	HSBC Holdings plc, 6.38% (USISDA05+371 bps)0, Callable 9/17/24 @ 100	608,805
410,000	ING Groep NV, 4.10%, 10/2/23	410,306

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$ 200,000	ING Groep NV, 6.00% (USSW5+445 bps)0, Callable 4/16/20 @ 100	$199,480

		1,494,895

Capital Markets (0.1%):
207,000	UBS Group AG, 4.13%, 9/24/25(d)	205,714

Diversified Financial Services (0.1%):
242,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21, Callable 11/5/18 @ 101.25^	245,025

Diversified Telecommunication Services (0.2%):
80,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 2/15/19 @ 104(d)	84,200
505,296	Nile Delta Sukuk, Ltd., 4.00%, 10/31/20, Callable 11/1/18 @ 100(d)	461,083
289,000	Telecom Italia SpA, 5.30%, 5/30/24(d)	281,414

		826,697

Food Products (0.1%):
408,000	Danone SA, 2.59%, 11/2/23, Callable 9/2/23 @ 100^(d)	383,786

Oil, Gas & Consumable Fuels (0.0%):
178,000	Petroleos Mexicanos, 5.98% (US0003M+365 bps), 3/11/22	188,870

Paper & Forest Products (0.2%):
1,018,000	TFS Corp., Ltd., 8.75%, 8/1/23, Callable 8/1/19 @ 106.56(b)	732,960

Pharmaceuticals (0.0%):
271,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	269,184

Road & Rail (0.0%):
518,956	Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 10/22/18 @ 100(b)(c)	15,107

Sovereign Bond (0.5%):
729,000	Republic of Argentina, 7.50%, 4/22/26	649,904
477,000	Republic of Argentina, 6.88%, 1/26/27	405,450
1,216,000	Republic of Argentina, 5.88%, 1/11/28	962,463

		2,017,817

Total Yankee Dollars (Cost $7,436,411)		6,380,055

U.S. Treasury Obligations (23.4%):
U.S. Treasury Bills (1.4%)
5,000,000	1.52%, 10/4/18	4,999,157
1,000,000	1.86%, 10/11/18	999,432

		5,998,589

U.S. Treasury Notes (22.0%)
1,500,000	1.25%, 12/15/18(a)(g)	1,497,099
8,102,000	2.75%, 9/30/20	8,090,923
16,724,300	2.63%, 6/30/23	16,486,501
20,562,000	2.75%, 7/31/23	20,379,672
9,919,200	2.75%, 8/31/23	9,832,407
11,450,000	2.88%, 9/30/23	11,411,238

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$ 8,086,700	2.88%, 5/31/25	$8,019,732
12,188,000	2.88%, 7/31/25(a)	12,084,212

		87,801,784

Total U.S. Treasury Obligations (Cost $94,226,766)		93,800,373

Purchased Options (0.1%):
Total Purchased Options (Cost $2,423,155)		1,515,688

Purchased Swaptions (0.0%):
Total Purchased Swaptions (Cost $148,267)		124,681

Purchased Interest Rate Cap (0.0%):
Total Purchased Interest Rate Cap (Cost $25,545)		—

Exchange Traded Funds (1.1%):
21,280	VanEck Vectors Gold ETF	394,106
191,469	iShares Gold Trust(g)	2,188,490
16,481	SPDR Gold Trust(a)(g)	1,858,398

Total Exchange Traded Funds (Cost $4,885,515)		4,440,994

Securities Held as Collateral for Securities on Loan (4.8%):
$ 19,229,603	AZL BlackRock Global Allocation Fund Securities Lending Collateral Account(h)	19,229,603

Total Securities Held as Collateral for Securities on Loan (Cost $19,229,603)		19,229,603

Unaffiliated Investment Company (0.7%):
2,917,399	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.91%(i)	2,917,399

Total Unaffiliated Investment Company (Cost $2,917,399)		2,917,399

Total Investment Securities (Cost $385,891,525) - 104.5%		419,708,606
Net other assets (liabilities) - (4.5)%		(19,532,795)

Net Assets - 100.0%		$400,175,811

Percentages indicated are based on net assets as of September 30, 2018.

ADR	-	American Depositary Receipt
GUKG5	-	UK Govt Bonds 5 Year Note Generic Bid Yield
MTN	-	Medium Term Note
SPDR	-	Standard & Poor’s Depository Receipts
US0003M	-	3 Month US Dollar LIBOR
USISDA05	-	5 Year ICE Swap Rate
USSW5	-	USD 5 Year Swap Rate

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2018. The total value of securities on loan as of September 30, 2018, was $18,972,149.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	All or a portion of this security has been pledged as collateral for open derivative positions.

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

(b)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2018, these securities represent 1.41% of the net assets of the fund.

(c)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2018. The total of all such securities represent 1.27% of the net assets of the fund.

(d)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(e)	Defaulted bond.
(f)	Principal amount is stated in 100 Mexican Peso Units.
(g)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”).
(h)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2018.
(i)	The rate represents the effective yield at September 30, 2018.

Amounts shown as “—” are either $0 or round to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2018:

Country	Percentage
Argentina	0.9%
Australia	0.4%
Belgium	0.3%
Bermuda	—%
Brazil	0.5%
Canada	1.4%
Cayman Islands	0.1%
Chile	— %^
China	1.5%
Czech Republic	— %^
Denmark	0.1%
European Community	(0.1)%
Finland	— %^
France	2.6%
Germany	2.5%
Guernsey	— %^
Hong Kong	0.8%
India	1.3%
Indonesia	—%
Ireland (Republic of)	— %^
Italy	1.1%
Japan	9.3%
Jersey	—%
Liberia	— %^
Luxembourg	0.1%
Malaysia	— %^
Mexico	0.9%
Netherlands	1.2%
Norway	— %^
Poland	— %^
Portugal	0.1%
Republic of Korea (South)	0.8%
Singapore	0.5%
South Africa	— %^
Spain	0.3%
Sweden	— %^
Switzerland	1.1%
Taiwan, Province Of China	0.8%
Thailand	0.2%
Turkey	— %^
United Arab Emirates	0.4%
United Kingdom	3.0%
United States	67.9%

100.0%

^	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Securities Sold Short (-0.3%):

At September 30, 2018, the Fund’s securities sold short were as follows:

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ (Depreciation)
Estee Lauder Co., Inc. (The)	$(304,579)	$(292,820)	$11,759
LyondellBasell Industries NV	(689,214)	(648,273)	40,941
Pernod Ricard SA	(199,683)	(195,520)	4,163
SUMCO Corp.	(196,049)	(163,511)	32,538
Yaskawa Electric Corp.	(196,382)	(166,148)	30,234

	$(1,585,907)	$(1,466,272)	$119,635

Futures Contracts

At September 30, 2018, the Fund’s futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
CAC40 Index October Futures (Hong Kong Dollar)	10/22/18	1	$(63,728)	$(1,645)
DJ EURO STOXX 50 December Futures (Euro)	12/21/18	257	(10,105,166)	(169,950)
NASDAQ 100 E-Mini December Futures (U.S. Dollar)	12/21/18	22	(3,368,311)	(62,182)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/21/18	2	(291,900)	286

				$(233,491)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
Hang Seng China Enterprises Index October Futures (Hong Kong Dollar)	10/31/18	7	$494,692	$5,263
Hang Seng China Enterprises Index October Futures (Hong Kong Dollar)	10/31/18	3	534,185	4,388

				$9,651

Total Net Futures Contracts				$(223,840)

Option Contracts

At September 30, 2018, the Fund’s over-the-counter options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
BP plc	UBS Warburg	Call	52.00 USD	6/24/19	34,666	$1,802,632	$30,439
Chevron Corp.	UBS Warburg	Call	125.00 USD	1/22/19	10,746	1,343,250	37,609
ConocoPhillips	UBS Warburg	Call	75.00 USD	6/24/19	18,108	1,358,100	144,709
EURO STOXX 50 Index	UBS Warburg	Call	134.92 EUR	6/21/21	6,489	875,496	17,197
EURO STOXX Bank Index	Societe Generale	Call	117.57 EUR	3/23/20	4,977	585,146	25,766
EURO STOXX Bank Index	Barclays Bank	Call	136.97 EUR	3/22/21	6,300	862,911	16,514
EURO STOXX Bank Index	Deutsche Bank	Call	136.56 EUR	4/19/21	5,988	817,721	16,455
EURO STOXX Bank Index	Citigroup	Call	131.88 EUR	6/20/22	8,162	1,076,405	16,876
Exxon Mobil Corp.	UBS Warburg	Call	95.00 USD	1/22/19	7,306	694,070	2,177
Facebook, Inc.	Morgan Stanley	Call	190.00 USD	1/21/20	26,331	5,002,890	409,829
Halliburton Co.	Citigroup	Call	50.00 USD	1/21/20	13,346	667,300	27,901
KOSPI 200 Index	Goldman Sachs	Call	302.50 USD	3/15/19	5,549	1,678,573	43,035
Occidental Petroleum Corp.	UBS Warburg	Call	92.50 USD	6/24/19	16,147	1,493,598	32,647
Royal Dutch Shell plc	UBS Warburg	Call	77.00 USD	6/24/19	19,788	1,523,676	22,203
Russell 2000 Index	Bank of America	Call	1700.00 USD	12/24/18	816	1,387,200	35,649
Russell 2000 Index	Bank of America	Call	1700.00 USD	3/18/19	1,085	1,844,500	75,682
Schlumberger, Ltd.	UBS Warburg	Call	90.00 USD	1/22/19	10,576	951,840	234
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	4756.33 JPY	3/16/20	14,063	66,888,269	34,133
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	4816.24 JPY	9/14/20	11,381	54,813,627	28,649
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	4894.87 JPY	12/14/20	11,358	$55,595,933	$26,402
Suncor Energy Inc.	UBS Warburg	Call	45.00 USD	6/24/19	23,428	1,054,260	20,856
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	1785.00 JPY	3/11/19	78,515	140,149,275	60,126

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Tokyo Stock Exchange Price Index	Morgan Stanley	Call	191.28 JPY	12/16/19	509,036	97,368,406	52,426
Tokyo Stock Exchange Price Index	Bank of America	Call	191.28 JPY	12/16/19	269,219	51,496,210	27,728
Tokyo Stock Exchange Price Index	BNP Paribas	Call	194.04 JPY	3/16/20	363,317	70,498,031	38,849
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	192.04 JPY	4/13/20	323,621	62,148,177	34,734
Total SA	UBS Warburg	Call	70.00 USD	9/23/19	24,693	1,728,510	55,874
S&P 500 Index	Goldman Sachs	Put	2741.30 USD	12/24/18	3,955	10,841,842	96,905
S&P 500 Index	Barclays Bank	Put	2700.00 USD	1/21/19	1,930	5,211,000	53,739
Tenet Healthcare Corp.	Bank of America	Put	30.00 USD	10/22/18	14,492	434,760	30,345

Total (Cost $2,423,155)							$1,515,688

At September 30, 2018, the Fund’s over-the-counter options written were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
Apple, Inc.	Barclays Bank	Call	160.00 USD	1/21/19	2,690	$430,400	$(179,826)
Apple, Inc.	Bank of America	Call	235.00 USD	2/18/19	2,765	649,775	(25,508)
BP plc	UBS Warburg	Call	59.00 USD	6/24/19	34,666	2,045,294	(7,180)
Charter Communications, Inc.	Citigroup	Call	305.00 USD	12/24/18	1,078	328,790	(33,202)
Charter Communications, Inc.	Citigroup	Call	315.00 USD	12/24/18	2,119	667,485	(51,365)
Comcast Corp.	Citigroup	Call	37.50 USD	1/21/20	12,216	458,100	(39,742)
ConocoPhillips	UBS Warburg	Call	85.00 USD	6/24/19	18,108	1,539,180	(63,873)
DowDuPont, Inc.	Barclays Bank	Call	70.00 USD	1/21/19	5,957	416,990	(5,525)
EURO STOXX 50 Index	Citigroup	Call	161.62 EUR	6/22/20	8,162	1,319,142	(3,200)
EURO STOXX Bank Index	Societe Generale	Call	159.00 EUR	3/23/20	4,977	791,343	(2,320)
Facebook, Inc.	UBS Warburg	Call	220.00 USD	1/21/20	26,331	5,792,820	(221,301)
Fifth Third Bancorp	Morgan Stanley	Call	31.00 USD	1/22/19	19,699	610,669	(7,260)
FleetCor Technologies, Inc.	Barclays Bank	Call	180.00 USD	1/21/19	1,321	237,780	(65,837)
Halliburton Co.	Citigroup	Call	57.50 USD	1/21/20	13,346	767,395	(13,219)
KOSPI 200 Index	Goldman Sachs	Call	327.50 USD	3/15/19	5,549	1,817,298	(7,976)
Microsoft Corp.	Barclays Bank	Call	90.00 USD	1/21/19	4,767	429,030	(119,151)
Occidental Petroleum Corp.	UBS Warburg	Call	105.00 USD	6/24/19	16,147	1,695,435	(7,585)
Royal Dutch Shell plc	UBS Warburg	Call	87.50 USD	6/24/19	19,788	1,731,450	(5,337)
Russell 2000 Index	Bank of America	Call	1900.00 USD	3/18/19	1,085	2,061,500	(6,103)
S&P 500 Index	Morgan Stanley	Call	2965.09 USD	12/24/18	1,642	4,868,678	(57,056)
S&P 500 Index	Morgan Stanley	Call	3025.00 USD	12/24/18	226	683,650	(3,296)
S&P 500 Index	Barclays Bank	Call	2950.00 USD	1/21/19	1,930	5,693,500	(109,389)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	5679.90 JPY	3/16/20	14,063	79,876,434	(10,494)
Suncor Energy Inc.	UBS Warburg	Call	50.00 USD	6/24/19	23,428	1,171,400	(7,357)
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	1950.00 JPY	3/11/19	78,515	153,104,250	(13,879)
Tokyo Stock Exchange Price Index	Bank of America	Call	221.29 JPY	12/16/19	269,219	59,575,473	(10,744)
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	221.29 JPY	12/16/19	509,036	112,644,576	(20,318)
Tokyo Stock Exchange Price Index	BNP Paribas	Call	237.47 JPY	3/16/20	363,317	86,276,888	(11,422)
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	233.87 JPY	4/13/20	323,621	75,685,243	(10,829)
Total SA	UBS Warburg	Call	75.00 USD	9/23/19	24,693	1,851,975	(27,141)
United Continental Holdings, Inc.	Deutsche Bank	Call	75.00 USD	1/21/19	3,469	260,175	(54,506)
EURO STOXX 50 Index	Citigroup	Put	106.02 EUR	6/22/20	5,441	576,855	(101,668)
EURO STOXX 50 Index	UBS Warburg	Put	106.38 EUR	6/21/21	4,268	454,030	(103,243)
EURO STOXX Bank Index	Societe Generale	Put	100.77 EUR	3/23/20	3,318	334,355	(41,005)
EURO STOXX Bank Index	Barclays Bank	Put	110.23 EUR	3/22/21	4,201	463,076	(102,798)
EURO STOXX Bank Index	Deutsche Bank	Put	99.04 EUR	4/19/21	1,996	197,684	(33,506)
EURO STOXX Bank Index	Deutsche Bank	Put	118.81 EUR	4/19/21	1,996	237,145	(64,197)
Facebook, Inc.	UBS Warburg	Put	155.00 USD	1/21/20	26,331	4,081,305	(398,754)
Halliburton Co.	Citigroup	Put	35.00 USD	1/21/20	13,346	467,110	(30,055)
KOSPI 200 Index	Goldman Sachs	Put	270.00 USD	3/15/19	5,549	1,498,230	(12,535)
Russell 2000 Index	Bank of America	Put	1600.00 USD	12/24/18	681	1,089,600	(12,011)
S&P 500 Index	Morgan Stanley	Put	2517.53 USD	12/24/18	3,955	9,956,831	(35,204)
S&P 500 Index	Bank of America	Put	2600.00 USD	3/18/19	624	1,622,400	(20,432)
Schlumberger, Ltd.	UBS Warburg	Put	60.00 USD	1/22/19	10,576	634,560	(26,700)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Put	3832.77 JPY	3/16/20	14,063	53,900,245	(21,225)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Put	3820.96 JPY	9/14/20	7,587	28,989,624	(15,665)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Put	3786.60 JPY	12/14/20	7,573	28,675,922	(17,600)
Tokyo Stock Exchange Price Index	Morgan Stanley	Put	1600.00 JPY	3/11/19	78,515	125,624,000	(11,359)
Tokyo Stock Exchange Price Index	Bank of America	Put	156.59 JPY	12/16/19	269,219	42,157,003	(18,349)
Tokyo Stock Exchange Price Index	Morgan Stanley	Put	156.59 JPY	12/16/19	509,036	79,709,947	(34,691)
Tokyo Stock Exchange Price Index	BNP Paribas	Put	155.80 JPY	3/16/20	363,317	56,604,789	(27,359)
Tokyo Stock Exchange Price Index	Morgan Stanley	Put	157.82 JPY	4/13/20	323,621	51,073,866	(28,997)

Total (Premiums $2,107,029)							$(2,359,294)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

At September 30, 2018, the Fund’s exchange-traded options written were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
Amazon.com, Inc.	Call	2085.00 USD	2/19/19	2	$4,170	$(25,230)
United Rentals, Inc.	Call	175.00 USD	11/19/18	1	175	(385)
United Rentals, Inc.	Call	180.00 USD	11/19/18	1	180	(240)

Total (Premiums $19,923)						$(25,855)

At September 30, 2018, the Fund’s open over-the-counter interest rate swaptions purchased were as follows:

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Expiration Date	Counterparty	Notional Amount (Local)	Value	Unrealized Appreciation/ (Depreciation)
3-Month U.S. Dollar LIBOR	Quarterly	3.00%	Semi-annually	2/5/19	Goldman Sachs	1,125 USD	$44,729	$(31,751)
3-Month U.S. Dollar LIBOR	Quarterly	3.10%	Semi-annually	3/26/19	Bank of America	1,146 USD	79,952	8,165

Total (Cost $148,267)							$124,681	$(23,586)

At September 30, 2018, the Fund’s open over-the-counter interest rate swaptions written were as follows:

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Expiration Date	Counterparty	Notional Amount (Local)	Value	Unrealized Appreciation/ (Depreciation)
2.60%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	2/5/19	Goldman Sachs	(1,125) USD	$(8,159)	$10,961
2.75%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	3/26/19	Bank of America	(1,146) USD	(24,970)	(2,447)
3.50%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	3/26/19	Bank of America	(1,146) USD	(21,473)	7,343

Total (Premiums $(70,459))							$(54,602)	$15,857

At September 30, 2018, the Fund’s open interest rate cap contracts purchased were as follows:

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
5Y - 30Y CMS Index Cap	0.60%	Goldman Sachs	11/6/18	$8,330,000	$25,545	$—	$(25,545)

					$25,545	$—	$(25,545)

Forward Currency Contracts

At September 30, 2018, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar	1,531,810	Japanese Yen	168,600,000	Bank of America	10/1/18	$47,655
U.S. Dollar	667,512	Australian Dollar	898,000	Credit Suisse	10/25/18	18,422
Norwegian Krone	6,304,000	U.S. Dollar	774,335	JPMorgan Chase	10/26/18	1,415
British Pound	778,000	U.S. Dollar	1,002,108	Bank of America	11/15/18	13,890
British Pound	748,000	U.S. Dollar	958,929	Barclays Bank	11/16/18	17,937
British Pound	749,000	U.S. Dollar	968,808	Morgan Stanley	11/16/18	9,364
U.S. Dollar	2,010,424	Japanese Yen	222,799,999	Goldman Sachs	12/10/18	37,842
Swedish Krona	8,718,086	European Euro	841,000	JPMorgan Chase	12/21/18	5,479
Swedish Krona	8,687,615	European Euro	839,000	JPMorgan Chase	12/21/18	4,361

						$156,365

British Pound	1,320,000	U.S. Dollar	1,762,861	JPMorgan Chase	10/5/18	$(42,247)
South African Rand	16,521,000	U.S. Dollar	1,229,808	Citigroup	10/19/18	(63,899)
U.S. Dollar	988,000	Brazilian Real	4,154,119	UBS Warburg	12/6/18	(35,266)

						$(141,412)

Total Net Forward Currency Contracts						$14,953

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Swap Agreements

At September 30, 2018, the Fund’s open centrally cleared credit default swap agreements (buy protection) were as follows:

Description	Clearing Agent	Payment Frequency	Implied Credit Spread at September 30, 2018(b)	Expiration Date	Notional Amount(c)	Fixed Rate	Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America High Yield Index Swap Agreement with Series 30	Bank of America	Quarterly	3.06%	6/20/23	$187,682	5.00%	$(14,586)	$(16,077)	$1,491

							$(14,586)	$(16,077)	$1,491

At September 30, 2018, the Fund’s open over-the-counter currency swap agreements were as follows:

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Expiration Date	Clearing Agent	Notional Amount	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
0.10% JPY	Semi-annually	2.01%	Semi-annually	3/7/23	Bank of America	273,450,000 JPY	$—	$234,554	$234,554

								$234,554	$234,554

At September 30, 2018, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Expiration Date	Notional Amount	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
0.42%	Annually	6-Month EURIBOR	Semi-annually	3/7/23	4,684,846 EUR	$49	$(26,667)	$(26,716)
3-Month LIBOR	Quarterly	2.40%	Semi-annually	3/7/23	5,293,612 USD	55	(146,631)	(146,686)
0.34%	Annually	6-Month EURIBOR	Semi-annually	6/14/23	4,569,918 EUR	55	1,668	1,613
3-Month LIBOR	Quarterly	2.33%	Semi-annually	6/14/23	5,698,956 USD	59	(185,779)	(185,838)
3-Month LIBOR	Quarterly	2.97%	Semi-annually	7/18/25	12,447,470 USD	184	(100,837)	(101,021)
0.84%	Annually	6-Month EURIBOR	Semi-annually	2/15/28	1,463,000 EUR	32	13,498	13,466
0.84%	Annually	6-Month EURIBOR	Semi-annually	2/15/28	1,474,000 EUR	32	13,631	13,599
3-Month LIBOR	Quarterly	2.73%	Semi-annually	7/25/28	3,072,000 USD	51	(108,554)	(108,605)
1.08%	Annually	6-Month EURIBOR	Semi-annually	7/25/28	2,156,000 EUR	44	(26,596)	(26,640)
2.99%	Semi-annually	3.00%	Quarterly	7/18/50	2,797,184 USD	90	99,805	99,715

							$(466,462)	$(467,113)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Total Return Swaps at September 30, 2018

At September 30, 2018, the Fund’s open over-the-counter total return swap agreements were as follows:

Pay/ Receive	Payment Frequency/ Financing Rate	Description	Expiration Date	Counterparty	Notional Amount (Local)	Unrealized Appreciation/ (Depreciation)
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	15,520,000 JPY	$29,965
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	7,655,000 JPY	15,907
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	3,880,000 JPY	7,491
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	3,855,000 JPY	7,711
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	4,215,000 JPY	4,542
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	15,720,000 JPY	31,127
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	7,950,000 JPY	14,771
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	7,970,000 JPY	14,595
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	4,260,000 JPY	4,877
Pay	0.00%	S&P 500 Index Dividends December Futures	12/21/18	BNP Paribas SA	257,125 USD	40,700
Pay	0.00%	S&P 500 Index Dividends December Futures	12/18/20	Goldman Sachs	107,944 USD	26,606
Pay	0.00%	S&P 500 Index Dividends December Futures	12/17/21	BNP Paribas SA	133,513 USD	37,813

						$236,105

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Contracts for Differences

At September 30, 2018, the Fund’s open over-the-counter equity contracts for differences were as follows(a):

Reference Entity	Counterparty	Long/ Short	Currency(b)	Financing Rate	Expiration Date	Notional Amount(c)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
58.com, Inc.	Citigroup	Short	USD	—%	12/31/39	$39	$(2,847)	$(23)
AAC Technologies Holdings, Inc.	JPMorgan Chase	Short	HKD	—%	12/31/39	1,000	(10,402)	16
Advantech Co., Ltd.	Citigroup	Short	TWD	—%	12/31/39	1,000	(7,031)	(420)
Alibaba Health Information Technology, Ltd.	Citigroup	Short	HKD	—%	12/31/39	22,000	(20,907)	(649)
Alimentation Couche-Tard, Inc.	JPMorgan Chase	Short	CAD	—%	12/31/39	197	(9,607)	(248)
Amorepacific Corp.	JPMorgan Chase	Short	KRW	—%	12/31/39	15	(3,490)	(40)
Analog Devices, Inc.	Citigroup	Short	USD	—%	12/31/39	17	(1,567)	(5)
Analog Devices, Inc.	Citigroup	Short	USD	—%	12/31/39	178	(17,119)	661
Arca Continental SAB de C.V.	Citigroup	Short	MXN	—%	12/31/39	159	(1,013)	(13)
ASE Technology Holding Co., Ltd.	JPMorgan Chase	Short	TWD	—%	12/31/39	2,000	(4,819)	(61)
Autohome, Inc.	JPMorgan Chase	Short	USD	—%	12/31/39	204	(15,585)	(207)
Baker Hughes	Citigroup	Short	USD	—%	12/31/39	782	(25,320)	(1,135)
Baker Hughes	Citigroup	Short	USD	—%	12/31/39	632	(20,294)	(1,087)
Bankia SA	Citigroup	Short	EUR	—%	12/31/39	2,715	(10,822)	178
Bankia SA	Citigroup	Short	EUR	—%	12/31/39	1,299	(5,111)	19
Barrick Gold Corp.	JPMorgan Chase	Short	CAD	—%	12/31/39	445	(4,929)	5
Beijing Enterprises Water Group, Ltd.	JPMorgan Chase	Short	HKD	—%	12/31/39	6,000	(3,097)	(99)
Bollore SA	Citigroup	Short	EUR	—%	12/31/39	600	(2,644)	53
Bollore SA	Citigroup	Short	EUR	—%	12/31/39	1,781	(7,619)	(72)
Brilliance China Automotive Holdings, Ltd.	JPMorgan Chase	Short	HKD	—%	12/31/39	6,000	(8,707)	(997)
British American Tobacco plc	Citigroup	Short	GBP	—%	12/31/39	935	(46,011)	2,334
Brown-Forman Corp.	Citigroup	Short	USD	—%	12/31/39	175	(8,902)	56
BYD Electronic International Co., Ltd.	Citigroup	Short	HKD	—%	12/31/39	500	(537)	(199)
Cenovus Energy, Inc.	JPMorgan Chase	Short	CAD	—%	12/31/39	6,450	(60,099)	(4,676)
China Everbright International, Ltd.	Citigroup	Short	HKD	—%	12/31/39	7,000	(5,852)	(193)
China Everbright International, Ltd.	Citigroup	Short	HKD	—%	12/31/39	2,000	(1,590)	(137)
China Gas Holdings, Ltd.	JPMorgan Chase	Short	HKD	—%	12/31/39	800	(2,609)	345
China International Capital Corp., Ltd.	Citigroup	Short	HKD	—%	12/31/39	5,600	(9,827)	(518)
China State Construction International Holdings, Ltd.	JPMorgan Chase	Short	HKD	—%	12/31/39	2,000	(2,077)	(36)
China Tower Corp., Ltd.	Citigroup	Short	HKD	—%	12/31/39	18,000	(2,712)	91
Concho Resources, Inc.	Citigroup	Short	USD	—%	12/31/39	5	(710)	(54)
Concho Resources, Inc.	Citigroup	Short	USD	—%	12/31/39	18	(2,460)	(289)
Ctrip.com International	Citigroup	Short	USD	—%	12/31/39	431	(16,654)	634
Ctrip.com International	Citigroup	Short	USD	—%	12/31/39	64	(2,408)	29
Daiichi Sankyo, Ltd.	JPMorgan Chase	Short	JPY	—%	12/31/39	300	(11,368)	(1,638)
Daimler AG	Citigroup	Short	EUR	—%	12/31/39	137	(9,006)	362
Daimler AG	Citigroup	Short	EUR	—%	12/31/39	649	(41,409)	460
Delta Electronics, Inc.	JPMorgan Chase	Short	TWD	—%	12/31/39	1,000	(3,947)	(344)
Deutsche Bank AG	JPMorgan Chase	Short	EUR	—%	12/31/39	139	(1,619)	33
Digital Realty Trust REIT, Inc.	Citigroup	Short	USD	—%	12/31/39	343	(42,282)	3,701
Digital Realty Trust REIT, Inc.	Citigroup	Short	USD	—%	12/31/39	130	(15,677)	1,055
Dollar Tree, Inc.	Citigroup	Short	USD	—%	12/31/39	7	(585)	14
Dollar Tree, Inc.	Citigroup	Short	USD	—%	12/31/39	32	(3,000)	390
Edison International	Citigroup	Short	USD	—%	12/31/39	373	(25,459)	214
Edison International	Citigroup	Short	USD	—%	12/31/39	174	(11,770)	(6)
Electricite de France	Citigroup	Short	EUR	—%	12/31/39	137	(2,237)	(168)
Electricite de France	Citigroup	Short	EUR	—%	12/31/39	727	(12,088)	(677)
Equinix REIT, Inc.	Citigroup	Short	USD	—%	12/31/39	7	(3,033)	3
Equinix REIT, Inc.	Citigroup	Short	USD	—%	12/31/39	4	(1,730)	(2)
Fanuc Corp.	JPMorgan Chase	Short	JPY	—%	12/31/39	100	(18,315)	(541)
Fiat Chrysler Automobiles NV	Citigroup	Short	EUR	—%	12/31/39	73	(1,306)	23
Freeport McMoRan, Inc.	Citigroup	Short	USD	—%	12/31/39	210	(2,914)	(9)
Freeport McMoRan, Inc.	Citigroup	Short	USD	—%	12/31/39	93	(1,329)	35
General Mills, Inc.	Citigroup	Short	USD	—%	12/31/39	282	(12,937)	834
General Mills, Inc.	Citigroup	Short	USD	—%	12/31/39	422	(19,615)	1,503
Hennes & Mauritz AB	Citigroup	Short	SEK	—%	12/31/39	742	(11,020)	(2,698)
Hennes & Mauritz AB	Citigroup	Short	SEK	—%	12/31/39	164	(2,247)	(785)
Hershey Co.	Citigroup	Short	USD	—%	12/31/39	202	(20,784)	180

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Hershey Co.	Citigroup	Short	USD	—%	12/31/39	$84	$(8,740)	$172
Hess Corp.	Citigroup	Short	USD	—%	12/31/39	112	(7,386)	(631)
Hess Corp.	Citigroup	Short	USD	—%	12/31/39	275	(17,588)	(2,097)
Hormel Foods Corp.	Citigroup	Short	USD	—%	12/31/39	392	(15,844)	399
Hormel Foods Corp.	Citigroup	Short	USD	—%	12/31/39	708	(27,562)	(333)
Huazhu Group, Ltd.	Citigroup	Short	USD	—%	12/31/39	1,275	(38,556)	(2,627)
Huazhu Group, Ltd.	Citigroup	Short	USD	—%	12/31/39	560	(18,997)	909
Hyundai Glovis, Ltd.	JPMorgan Chase	Short	KRW	—%	12/31/39	64	(7,226)	(276)
Incyte Corp.	JPMorgan Chase	Short	USD	—%	12/31/39	378	(26,510)	398
Incyte Corp.	JPMorgan Chase	Short	USD	—%	12/31/39	258	(17,678)	(145)
Industrias Penoles SAB de C.V.	Citigroup	Short	MXN	—%	12/31/39	218	(3,869)	118
Insurance Australia Group, Ltd.	JPMorgan Chase	Short	AUD	—%	12/31/39	266	(1,452)	45
Komatsu, Ltd.	JPMorgan Chase	Short	JPY	—%	12/31/39	300	(8,421)	(706)
Kone OYJ	JPMorgan Chase	Short	EUR	—%	12/31/39	133	(7,160)	55
Kone OYJ	JPMorgan Chase	Short	EUR	—%	12/31/39	121	(6,553)	89
Lenovo Group, Ltd.	JPMorgan Chase	Short	HKD	—%	12/31/39	2,000	(1,291)	(170)
LG Display, Ltd.	Citigroup	Short	KRW	—%	12/31/39	213	(4,122)	454
LG Display, Ltd.	Citigroup	Short	KRW	—%	12/31/39	340	(6,596)	741
Line Corp.	Citigroup	Short	JPY	—%	12/31/39	100	(4,349)	124
Line Corp.	Citigroup	Short	JPY	—%	12/31/39	100	(4,263)	42
Lotte Corp.	Citigroup	Short	KRW	—%	12/31/39	24	(1,041)	(195)
Lotte Corp.	Citigroup	Short	KRW	—%	12/31/39	63	(3,061)	(182)
Lotte Shopping, Ltd.	JPMorgan Chase	Short	KRW	—%	12/31/39	8	(1,421)	(90)
Makita Corp.	JPMorgan Chase	Short	JPY	—%	12/31/39	400	(17,853)	(2,182)
Molson Coors Brewing Co.	Citigroup	Short	USD	—%	12/31/39	247	(16,170)	980
Molson Coors Brewing Co.	Citigroup	Short	USD	—%	12/31/39	102	(6,970)	697
Mylan NV	Citigroup	Short	USD	—%	12/31/39	41	(1,606)	105
Mylan NV	Citigroup	Short	USD	—%	12/31/39	329	(12,596)	555
National Oilwell Varco, Inc.	Citigroup	Short	USD	—%	12/31/39	309	(13,959)	647
National Oilwell Varco, Inc.	Citigroup	Short	USD	—%	12/31/39	125	(5,474)	89
Naver Corp.	JPMorgan Chase	Short	KRW	—%	12/31/39	19	(12,586)	320
NetEase, Inc.,	Citigroup	Short	USD	—%	12/31/39	105	(21,988)	(1,978)
NetEase, Inc.,	Citigroup	Short	USD	—%	12/31/39	12	(2,267)	(472)
Netflix, Inc.	Citigroup	Short	USD	—%	12/31/39	53	(18,331)	(1,498)
Netflix, Inc.	Citigroup	Short	USD	—%	12/31/39	26	(9,013)	(714)
Netmarble Games Corp.	Citigroup	Short	KRW	—%	12/31/39	174	(18,773)	731
Netmarble Games Corp.	Citigroup	Short	KRW	—%	12/31/39	157	(15,836)	(443)
Newell Brands, Inc.	Citigroup	Short	USD	—%	12/31/39	2,235	(48,728)	3,357
Newell Brands, Inc.	Citigroup	Short	USD	—%	12/31/39	495	(10,907)	858
Nippon Paint Holdings Co., Ltd.	Citigroup	Short	JPY	—%	12/31/39	600	(22,100)	(294)
Nippon Paint Holdings Co., Ltd.	Citigroup	Short	JPY	—%	12/31/39	300	(10,966)	(231)
NVIDIA Corp.	JPMorgan Chase	Short	USD	—%	12/31/39	51	(14,060)	(272)
Orsted A/S	Citigroup	Short	DKK	—%	12/31/39	491	(30,931)	(2,427)
Pegatron Corp.	Citigroup	Short	TWD	—%	12/31/39	2,000	(4,225)	223
Reckitt Benckiser Group plc	Citigroup	Short	GBP	—%	12/31/39	198	(16,735)	(1,369)
Reckitt Benckiser Group plc	Citigroup	Short	GBP	—%	12/31/39	82	(7,223)	(274)
Regeneron Pharmaceuticals, Inc.	Citigroup	Short	USD	—%	12/31/39	97	(37,813)	(1,379)
Regeneron Pharmaceuticals, Inc.	Citigroup	Short	USD	—%	12/31/39	21	(8,258)	(227)
Renesas Electronics Corp.	JPMorgan Chase	Short	JPY	—%	12/31/39	1,000	(6,811)	561
Rockwell Collins, Inc.	Citigroup	Short	USD	—%	12/31/39	265	(36,565)	(660)
Rockwell Collins, Inc.	Citigroup	Short	USD	—%	12/31/39	141	(19,461)	(345)
Samsung SDI Co., Ltd	JPMorgan Chase	Short	KRW	—%	12/31/39	52	(10,956)	(1,164)
Saputo, Inc.	JPMorgan Chase	Short	CAD	—%	12/31/39	966	(29,646)	909
Sherwin-Williams Co. (The)	Citigroup	Short	USD	—%	12/31/39	76	(34,573)	(23)
Sherwin-Williams Co. (The)	Citigroup	Short	USD	—%	12/31/39	41	(18,775)	111
Shire plc	Citigroup	Short	GBP	—%	12/31/39	34	(1,914)	(135)
Shire plc	Citigroup	Short	GBP	—%	12/31/39	93	(5,368)	(236)
Softbank Group Corp.	JPMorgan Chase	Short	JPY	—%	12/31/39	100	(8,719)	(1,379)
Southwest Airlines Co.	Citigroup	Short	USD	—%	12/31/39	166	(10,312)	(55)
Southwest Airlines Co.	Citigroup	Short	USD	—%	12/31/39	387	(23,785)	(383)
Sunny Optical Technology Group Co., Ltd.	JPMorgan Chase	Short	HKD	—%	12/31/39	3,500	(41,654)	1,279
T Rowe Price Group, Inc.	JPMorgan Chase	Short	USD	—%	12/31/39	132	(15,181)	769
T. Rowe Price Group, Inc.	Citigroup	Short	USD	—%	12/31/39	67	(7,716)	401
TAL Education Group	Citigroup	Short	USD	—%	12/31/39	227	(6,015)	179
TAL Education Group	Citigroup	Short	USD	—%	12/31/39	540	(16,019)	2,136
TD Ameritrade Holding Corp.	Citigroup	Short	USD	—%	12/31/39	34	(1,892)	96
TD Ameritrade Holding Corp.	Citigroup	Short	USD	—%	12/31/39	34	(1,948)	152
Tesla, Inc.	JPMorgan Chase	Short	USD	—%	12/31/39	184	(51,643)	2,925

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Thyssenkrupp AG	Citigroup	Short	EUR	—%	12/31/39	$180	$(3,993)	$(550)
Thyssenkrupp AG	Citigroup	Short	EUR	—%	12/31/39	828	(18,882)	(2,015)
Vipshop Holdings, Ltd.	Citigroup	Short	USD	—%	12/31/39	5,388	(34,684)	1,063
Vipshop Holdings, Ltd.	Citigroup	Short	USD	—%	12/31/39	3,275	(22,857)	2,421
Volkswagen AG	Citigroup	Short	EUR	—%	12/31/39	21	(3,404)	(255)
Volkswagen AG	Citigroup	Short	EUR	—%	12/31/39	25	(4,316)	(84)
Volkswagen AG	Citigroup	Short	EUR	—%	12/31/39	3	(497)	(26)
Volkswagen AG	JPMorgan Chase	Short	EUR	—%	12/31/39	79	(12,788)	(1,115)
Wuxi Biologics Cayman, Inc.	JPMorgan Chase	Short	HKD	—%	12/31/39	2,000	(18,913)	(1,310)
Wuxi Biologics Cayman, Inc.	JPMorgan Chase	Short	HKD	—%	12/31/39	500	(4,487)	(569)
Yahoo! Japan Corp.	Citigroup	Short	JPY	—%	12/31/39	900	(3,112)	(128)
Zhuzhou CSR Times Electric Co., Ltd.	JPMorgan Chase	Short	HKD	—%	12/31/39	1,300	(6,980)	(443)

							$(1,729,975)	$(11,775)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.
(b)

Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to the schedules of portfolio investments.

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (99.1%):
Aerospace & Defense (0.2%):
10,000	Aerospace Industrial Development Corp.	$10,037
1,236	Aselsan Elektronik Sanayi Ve Ticaret AS	5,663
20,000	AviChina Industry & Technology Co., Ltd.	13,188
10,593	Bharat Electronics, Ltd.	11,739
1,940	Embraer SA, ADR	38,005
650	Korea Aerospace Industries, Ltd.*	20,563
174	S&T Dynamics Co., Ltd.*	1,045
538	Samsung Techwin Co., Ltd.*	12,318

		112,558

Air Freight & Logistics (0.1%):
39	Blue Dart Express, Ltd.	1,610
513	Hanjin Transportation Co., Ltd.	15,132
247	Hyundai Glovis Co., Ltd.	28,955
26,000	Sinotrans, Ltd.	10,601

		56,298

Airlines (0.6%):
20,000	Air China, Ltd.	19,301
34,900	AirAsia Berhad	26,665
116,200	Airasia X BHD*	7,855
3,987	Asiana Airlines, Inc.*	15,690
39,400	Bangkok Airways Public Co., Ltd.	16,322
15,130	Cebu Air, Inc.	19,607
70,000	China Airlines, Ltd.	21,203
26,000	China Eastern Airlines Corp., Ltd., Class H	16,655
18,000	China Southern Airlines Co., Ltd., Class H	11,509
14,200	Controladora Vuela Compania de Aviacion SAB de C.V., Class A*	10,655
52,236	Eva Airways Corp.	25,399
3,400	Gol Linhas Aereas Inteligentes SA*	9,262
8,090	Grupo Aeromexico SAB de C.V.*	10,991
472	Hanjin Kal Corp.	9,571
837	InterGlobe Aviation, Ltd.(a)	9,533
497	Jeju Air Co., Ltd.	16,795
1,305	Korean Air Lines Co., Ltd.	33,046
2,603	Latam Airlines Group SA, ADR^	24,468
2,481	Pegasus Hava Tasimaciligi As*	11,165
37,400	Thai Airways International Public Co., Ltd.*	17,476
16,783	Turk Hava Yollari Anonim Ortakligi*	53,231

		386,399

Auto Components (1.6%):
6,000	Actron Technology Corp.	19,551
6,717	Apollo Tyres, Ltd.	19,675
1,676	Asahi India Glass, Ltd.	7,339
2,736	Balkrishna Industries, Ltd.	38,461
4,296	Bharat Forge, Ltd.	35,636
50	Bosch, Ltd.	13,754
855	Ceat, Ltd.	13,462
22,000	Chaowei Power Holdings, Ltd.	9,638
28,000	Cheng Shin Rubber Industry Co., Ltd.	44,008
1,242	Cub Elecparts, Inc.	9,259
5,000	Depo Auto Parts Industries Co., Ltd.	12,093
6,474	Exide Industries, Ltd.	23,702
4,800	Fuyao Glass Industry Group Co., Ltd., Class H(a)	17,344
367	Global & Yuasa Battery Co., Ltd.	12,399
1,192	Hankook Tire Co., Ltd.	53,842
2,329	Hanon Systems	26,550
6,000	Hiroca Holdings, Ltd.	16,699

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
5,319	Hota Industrial Manufacturing Co., Ltd.	$23,010
3,000	Hu Lane Associate, Inc.	9,293
403	Hyundai Mobis Co., Ltd.	82,842
434	Hyundai Wia Corp.	16,568
13,923	Kenda Rubber Industrial Co., Ltd.	13,907
3,107	Kumho Tire Co., Inc.*	14,845
5,000	Macauto Industrial Co., Ltd.	13,847
1,500	Mahle-Metal Leve SA	8,975
630	Mando Corp.	19,579
133	Mando Corp.	4,863
4,946	Metair Investments, Ltd.	5,222
8,000	Minth Group, Ltd.	32,713
9,355	Motherson Sumi Systems, Ltd.	33,124
33	Mrf, Ltd.	28,957
13,000	Nan Kang Rubber Tire Co., Ltd.	10,965
446	Nexen Tire Corp.	3,848
15,000	Nexteer Automotive Group, Ltd.	23,777
5,900	Rassini, S.A.B. de C.V., Class A	11,415
352	S&T Motiv Co., Ltd.	9,567
737	SL Corp.	13,987
21,840	Sri Trang Agro-Industry Public Co., Ltd.	11,068
188	Sundaram Finance Holdings, Ltd.	262
115	Sundaram-Clayton, Ltd.	6,206
1,176	Sundram Fasteners, Ltd.	9,425
2,204	Sungwoo Hitech Co., Ltd.	8,500
15,900	Tenedora Nemak SA de C.V.(a)	11,981
24,000	Tianneng Power International, Ltd.	21,121
10,000	Tong Yang Industry Co., Ltd.	13,816
1,581	Tube Investments of India, Ltd.	6,432
2,000	Tung Thih Electronic Co., Ltd.	5,230
4,100	Tupy SA	20,509
11,000	TYC Brother Industrial Co., Ltd.	10,139
26	WABCO India, Ltd.	2,471

		881,876

Automobiles (1.8%):
19,500	Baic Motor Corp., Ltd.(a)	15,624
829	Bajaj Auto, Ltd.	30,745
26,000	Brilliance China Automotive Holdings, Ltd.	42,092
8,000	BYD Co., Ltd., Class H	57,461
14,000	China Motor Corp.	11,749
32,000	Dongfeng Motor Corp., Class H	32,960
10,700	DRB-HICOM Berhad	5,611
176	Eicher Motors, Ltd.	58,668
1,334	Ford Otomotiv Sanayi AS	14,566
49,000	Geely Automobile Holdings, Ltd.	97,745
28,500	Great Wall Motor Co.	18,160
14,000	Guangzhou Automobile Group Co., Ltd.	15,334
530	Hero MotoCorp, Ltd.	21,417
625	Hyundai Motor Co.	72,973
2,186	Kia Motors Corp.	69,154
4,589	Mahindra & Mahindra, Ltd., GDR	53,642
905	Maruti Suzuki India, Ltd.	91,716
10,600	Oriental Holdings BHD	15,871
172,400	PT Astra International Tbk	84,998
10,000	Sanyang Industry Co., Ltd.	6,714
22,088	Tata Motors, Ltd.*	68,153
2,816	Tvs Motor Co., Ltd.	21,762
8,400	UMW Holdings Berhad	10,190
18,000	Yulon Motor Co., Ltd.	12,789

		930,094

Banks (10.1%):
11,751	Absa Group, Ltd.	126,049

See accompanying notes to the schedules of portfolio investments.

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
128,000	Agricultural Bank of China, Ltd.	$62,404
5,046	Akbank T.A.S.	5,801
1,674	Alior Bank SA*	28,593
28,700	Alliance Financial Group Berhad	28,992
21,400	AMMB Holdings Berhad	21,368
46,953	Andhra Bank*	17,758
1,660	Axis Bank, Ltd., GDR*	70,170
4,193	Banco ABC Brasil SA	14,475
22,984	Banco Bradesco SA, ADR	162,727
6,660	Banco Bradesco SA	42,123
1,382	Banco Davivienda SA	15,969
576	Banco de Credito e Inversiones	38,976
7,931	Banco del Bajio SA(a)	19,583
3,400	Banco do Brasil SA	24,746
5,800	Banco do Esrado do Rio Grande do Sul SA, Class B	21,358
1,391	Banco Santander Brasil SA	12,280
1,433	Banco Santander Chile, ADR	45,826
2,961	Banco Santander Mexico, ADR	22,977
1,782	Bancolombia SA	19,206
790	Bancolombia SA, ADR	32,959
11,490	Bank Millennium SA*	28,835
8,715	Bank of Baroda*	12,027
181,000	Bank of China, Ltd.	80,055
32,000	Bank of Communications Co., Ltd., Class H	23,890
3,927	Bank of the Philippine Islands	6,057
502	Bank Pekao SA	14,464
341	Bank Zachodni WBK SA	34,711
8,638	BDO Unibank, Inc.	19,157
5,251	BNK Financial Group, Inc.	40,661
2,317	Canara Bank, Ltd.*	7,062
384	Capitec Bank Holdings, Ltd.	27,809
56,972	Chang Hwa Commercial Bank	35,151
16,100	China Banking Corp.	8,600
34,000	China Citic Bank Co., Ltd.	21,616
319,000	China Construction Bank	276,723
94,000	China Development Financial Holding Corp.	35,091
16,500	China Merchants Bank Co., Ltd.	66,429
36,600	China Minsheng Banking Corp., Ltd.	27,154
126,944	Chinatrust Financial Holding Co., Ltd.	95,595
32,000	Chongqing Rural Commercial Bank Co., Ltd.	17,488
35,611	CIMB Group Holdings Berhad	51,711
368,300	CIMB Thai Bank PCL*	10,022
4,722	City Union Bank, Ltd.	11,582
10,079	Commercial International Bank Egypt SAE, GDR	45,944
540	Credicorp, Ltd.	120,463
8,352	Dcb Bank, Ltd.	17,045
2,129	DGB Financial Group, Inc.	19,476
71,934	E.Sun Financial Holding Co., Ltd.	53,116
9,000	EnTie Commercial Bank	4,455
82,437	Far Eastern International Bank	29,165
25,419	Federal Bank, Ltd.	24,798
84,179	First Financial Holdings Co., Ltd.	57,338
2,676	Grupo Aval Acciones y Valores SA, ADR	20,766
448	Grupo Elektra, SAB de C.V.	20,352
15,574	Grupo Financiero Banorte SAB de C.V.	112,684
11,195	Grupo Financiero Inbursa SAB de C.V., Class O	17,602

Shares		Fair Value
Common Stocks, continued
Banks, continued
44,282	Grupo Security SA	$20,751
3,121	Hana Financial Holdings Group, Inc.	125,359
3,884	Hong Leong Bank Berhad	19,281
4,280	Hong Leong Financial Group Berhad	19,962
47,438	Hua Nan Financial Holdings Co., Ltd.	28,716
11,167	ICICI Bank, Ltd.	47,104
14,310	IDFC Bank, Ltd.	7,170
2,401	Indian Bank	7,528
1,203	IndusInd Bank, Ltd.	28,057
158,000	Industrial & Commercial Bank of China	114,724
3,544	Industrial Bank of Korea (IBK)	48,634
412	ING Bank Slaski SA	20,407
1,589	Itau Corpbanca, ADR^	24,773
32,881	Itau Unibanco Banco Multiplo SA, ADR	361,032
3,960	Itau Unibanco Holding SA	36,971
4,150	JB Financial Group Co., Ltd.	22,557
9,906	Karnataka Bank, Ltd.	13,282
8,402	Karur Vysya Bank, Ltd.	9,009
8,400	Kasikornbank Public Co., Ltd.	56,013
873	KB Financial Group, Inc.	42,554
1,280	KB Financial Group, Inc., ADR	61,798
9,300	Kiatnakin Bank Public Co., Ltd.	21,651
25,000	King’s Town Bank	25,133
620	Komercni Banka AS	25,450
1,814	Kotak Mahindra Bank, Ltd.	28,579
54,800	Krung Thai Bank Public Co., Ltd.	34,213
124,300	LH Financial Group Public Co., Ltd.	6,036
24,161	Malayan Banking Berhad	57,160
234	mBank SA	28,407
64,871	Mega Financial Holdings Co., Ltd.	58,398
13,678	Metropolitan Bank & Trust	16,967
3,190	Moneta Money Bank A/S(a)	11,751
3,152	Nedcor, Ltd.	58,930
1,581	OTP Bank Nyrt	58,649
9,580	Philippine National Bank*	7,627
38,000	Postal Savings Bank of China Co., Ltd., Class H(a)	23,797
2,877	Powszechna Kasa Oszczednosci Bank Polski SA	33,448
40,800	PT Bank Central Asia Tbk	66,082
58,900	PT Bank Danamon Indonesia Tbk	28,455
90,400	PT Bank Mandiri Tbk	40,776
66,500	PT Bank Negara Indonesia Tbk	32,908
80,800	PT Bank Pan Indonesia Tbk*	5,330
76,400	PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk	10,398
368,000	PT Bank Rakyat Indonesia Tbk	77,763
123,400	PT Bank Tabungan Negara Tbk	21,764
22,300	Public Bank Berhad	134,733
1,589	RBL Bank, Ltd.(a)	11,225
5,609	Regional SAB de C.V.	35,370
19	RHB Capital Berhad(b)	25
9,510	Rizal Commercial Banking Corp.	4,455
11,873	Sberbank of Russia, ADR	149,303
2,780	Security Bank Corp.	7,922
2,184	Shinhan Finnancial Group Co., Ltd., ADR^	87,644
7,800	Siam Commercial Bank Public Co., Ltd.	35,890
70,096	SinoPac Financial Holdings Co., Ltd.	25,587
53,375	South Indian Bank, Ltd.	9,675
15,691	Standard Bank Group, Ltd.	193,967
1,013	State Bank of India, GDR*	37,344
83,470	Taichung Commercial Bank Co., Ltd.	29,381

See accompanying notes to the schedules of portfolio investments.

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
96,945	Taishin Financial Holding Co., Ltd.	$46,840
72,650	Taiwan Cooperative Financial Holding Co., Ltd.	44,124
20,600	Thanachart Capital PCL	34,205
3,859	The Jammu & Kashmir Bank, Ltd.*	2,191
20,734	Turkiye Garanti Bankasi AS	26,563
4,117	Turkiye Halk Bankasi AS	4,576
19,903	Turkiye Is Bankasi AS, Class C	14,615
42,733	Turkiye Sinai Kalkinma Bankasi AS	6,105
17,464	Turkiye Vakiflar Bankasi T.A.O., Class D	10,997
4,181	UCO Bank*	967
10,503	Union Bank of India*	9,526
28,386	Union Bank of Taiwan	9,602
18,129	VTB Bank OJSC, GDR	24,274
3,813	Woori Bank	58,070
21,808	Yapi ve Kredi Bankasi AS*	6,812
23,001	Yes Bank, Ltd.	58,274

		5,345,050

Beverages (1.0%):
44,269	Ambev SA, ADR	202,309
2,470	Anadolu Efes Biracilik ve Malt Sanayii AS	8,638
3,826	Arca Continental SAB de C.V.	24,697
15,400	Becle Sab de C.V.^	24,864
3,700	Carlsberg Brewery Malaysia Berhad	17,886
7,333	China Resources Enterprises, Ltd.	29,481
2,108	Coca-Cola Icecek AS	11,819
845	Compania Cervecerias Unidas SA, ADR	23,576
763	Distell Group Holdings, Ltd.	5,751
1,016	Embotelladora Andina SA, Class B, ADR	23,277
80,400	Emperador, Inc.	10,476
287	Fomento Economico Mexicano SAB de C.V., ADR	28,405
2,400	Fomento Economico Mexicano SAB de C.V.	23,747
3,600	Guinness Anchor Berhad	17,518
13,000	Hey Song Corp.	13,114
1,105	Hite Jinro	16,789
8	Lotte Chilsung Beverage Co., Ltd.	10,040
451	Muhak Co., Ltd.	6,242
2,000	Tsingtao Brewery Co., Ltd., Class H	9,349
1,491	United Breweries, Ltd.	27,932
4,625	United Spirits, Ltd.*	32,821

		568,731

Biotechnology (0.3%):
9,500	3SBio, Inc.(a)	15,980
1,150	Biocon, Ltd.	10,981
37	Cell Biotech Co., Ltd.	1,214
446	Celltrion, Inc.*	119,375
519	Green Cross Holdings Corp.	13,499
92	Medy-Tox, Inc.	51,334

		212,383

Building Products (0.2%):
1,183	Blue Star, Ltd.	9,276
265	Cera Sanitaryware, Ltd.	9,388
31,000	China Lesso Group Holdings, Ltd.	17,576
154,800	Dynasty Ceramic Public Co., Ltd.	12,427
714	IS Dongseo Co., Ltd.	24,812
1,328	Kajaria Ceramics, Ltd.	6,736
55	KCC Corp.	16,812
241	LG Hausys, Ltd.	15,275

Shares		Fair Value
Common Stocks, continued
Building Products, continued
20,964	Sintex Plastics Technology, Ltd.*	$8,398
1,456	Sung Kwang Bend Co., Ltd.	16,931
30,444	Taiwan Glass Industry Corp.	16,196
10,594	Trakya Cam Sanayii AS	7,562

		161,389

Capital Markets (1.8%):
11,997	B3 SA- Brasil Bolsa Balcao	69,521
4,000	Banco Btg Pactual SA	21,277
13,600	Bolsa Mexicana de Valores SA	27,831
7,528	Brait SE*	20,106
17,700	Bursa Malaysia Berhad	33,489
84,530	Capital Securities Corp.	28,520
38,000	China Bills Finance Corp.	17,426
94,000	China Cinda Asset Management Co., Ltd., Class H	23,765
18,000	China Everbright, Ltd.	32,253
27,500	China Galaxy Securities Co.	12,830
161,000	China Huarong Asset Management Co., Ltd., Class H(a)	29,599
8,400	China International Capital Corp., Ltd.(a)	15,526
6,000	Citic Securities Co., Ltd., Class A	10,569
5,798	Coronation Fund Managers, Ltd.	21,995
883	Credit Analysis & Research, Ltd.	14,521
264	Crisil, Ltd.	6,390
4,413	Daewoo Securities Co., Ltd.	33,679
1,533	Daishin Securities Co., Ltd.	17,269
743	Daou Data Corp.	7,568
1,139	Daou Technology, Inc.	23,000
10,902	Edelweiss Financial Services, Ltd.	28,510
11,200	Gf Securities Co., Ltd.	14,231
16,800	Haitong Securities Co., Ltd.	15,264
9,151	Hanwha Investment & Securities Co., Ltd.*	21,396
4,000	Huatai Securities Co., Ltd., Class H*(a)	5,730
4,088	IIFL Holdings, Ltd.	28,747
388	Indiabulls Ventures, Ltd.*(b)(c)	2,114
2,072	Indiabulls Ventures, Ltd.	15,386
1,976	Investec, Ltd.	13,908
38,286	Jih Sun Financial Holdings Co., Ltd.	12,299
7,125	JM Financial, Ltd.	8,499
2,838	JSE, Ltd.	31,866
212	KIWOOM Securities Co., Ltd.	18,624
629	Korea Investment Holdings Co., Ltd.	43,128
474,500	Kresna Graha Investama TBK PT*	22,290
5,845	Macquarie Korea Infrastructure Fund	47,958
38,295	MasterLink Securities Corp.(b)(c)	13,735
6,404	Meritz Securities Co., Ltd.	23,978
388	Motilal Oswal Financial Services, Ltd.	3,600
2,377	NH Investment & Securities Co., Ltd.	30,621
11,682	Peregrine Holdings, Ltd.	17,955
27,367	President Securities Corp.	12,906
852	Samsung Securities Co., Ltd.	25,069
22	Shinyoung Securities Co., Ltd.	1,156
19,330	SK Securities Co., Ltd.*	18,302
2,057	Warsaw Stock Exchange	24,779
65,694	Waterland Financial Holdings Co., Ltd.	23,021
47,965	Yuanta Financial Holding Co., Ltd.	25,284
1,321	Yuanta Securities Korea Co., Ltd.*	4,517

		1,022,007

Chemicals (3.7%):
1,032	Aarti Industries, Ltd.	16,551
2,422	AECI, Ltd.	17,926

See accompanying notes to the schedules of portfolio investments.

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
210	AK Holdings, Inc.	$11,587
230	Akzo Nobel India, Ltd.	5,088
3,044	Asian Paints, Ltd.	54,258
374	Atul, Ltd.	16,337
2,900	Batu Kawan Berhad	11,922
2,536	Berger Paints India, Ltd.	10,256
4,552	Castrol (India), Ltd.	8,973
4,712	Chambal Fertilizers and Chemicals, Ltd.	9,855
50,000	China BlueChemical, Ltd., Class H	20,256
20,600	China General Plastics Corp.	17,200
68,160	China Man-Made Fiber Corp.	25,212
53,000	China Petrochemical Development Corp.*	24,140
3,000	China Steel Chemical Corp.	14,298
16,232	China Synthetic Rubber Corp.	20,950
1,294	Ciech SA	16,629
7,000	Coremax Corp.	19,805
1,811	Coromandel International, Ltd.	10,088
1,102	Cosmochemical Co., Ltd.*	21,268
87,100	D&L Industries, Inc.	15,880
2,475	DCM Shriram, Ltd.	14,894
1,084	Dongjin Semichem Co., Ltd.	9,629
23,000	Dongyue Group, Ltd.	15,853
668	Ecopro Co., Ltd.*	25,726
1,860	EID Parry India, Ltd.	5,106
26,694	Eternal Materials Co., Ltd.	23,165
21,000	Everlight Chemical Industrial Corp.	12,212
543	Finolex Industries, Ltd.	3,957
2,397	Foosung Co., Ltd.*	23,005
23,000	Formosa Chemicals & Fibre Corp.	95,889
15,000	Formosa Plastics Corp.	57,457
7,290	Formosan Rubber Group, Inc.	3,618
34,000	Formosan Union Chemical	19,819
27,000	Fufeng Group, Ltd.	13,114
22,000	Grand Pacific Petrochemical Corp.	21,896
1,098	Grupa Azoty SA, ADR	9,407
1,165	Gujarat Alkalies & Chemicals	9,590
697	Gujarat Fluorochemicals, Ltd.	7,832
1,377	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	6,636
140	Hansol Chemical Co., Ltd.	10,083
1,957	Hanwha Chemical Corp.	34,036
76,000	Ho Tung Chemical Corp.*	19,843
1,147	Huchems Fine Chemical Corp.	25,797
61	Hyosung Advanced Materials Corp.*	7,782
44	Hyosung Chemical Corp.*	6,067
944	I G Petrochemicals, Ltd.	5,192
12,400	Indorama Ventures Public Co., Ltd.	22,564
1,072	Kansai Nerolac Paints, Ltd.	6,805
1,284	KG Chemical Corp.	28,310
478	Kolon Industries, Inc.	26,808
74	Korea Petrochemical Industry Co., Ltd.	12,304
179	Kumho Petrochemical Co., Ltd.	15,893
11,000	LCY Chemical Corp.	18,682
333	LG Chem, Ltd.	109,760
252	Lotte Chemical Corp.	63,130
23,536	Mexichem SAB de C.V.	80,592
21,000	Nan Ya Plastics Corp.	58,342
343	OCI Co., Ltd.	34,021
200	OCI Materials Co., Ltd.	32,900
2,670	Omnia Holdings, Ltd.	23,910
9,000	Oriental Union Chemical Corp.	10,034
20,631	Petkim Petrokimya Holding AS	18,335

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
24,700	Petronas Chemicals Group Berhad	$55,854
828	Phosagro OAO, GDR	11,235
1,007	PI Industries, Ltd.	9,858
2,178	Pidilite Industries, Ltd.	31,410
148,100	PT Barito Pacific Tbk	18,267
18,400	PTT Global Chemical Public Co., Ltd.	46,262
1,592	Rain Industries, Ltd.	3,589
13,478	Rashtriya Chemicals & Fertilizers, Ltd.	11,089
614	Samsung Fine Chemicals Co., Ltd.	28,723
4,733	Sasol, Ltd., ADR^	182,884
368	Sasol, Ltd.	14,239
11,600	Scientex Berhad	24,900
24,000	Shinkong Synthetic Fibers Corp.	9,861
418	Sinopec Shanghai Petrochemical Co., Ltd., ADR	25,226
40	SK Chemicals Co., Ltd.*	3,073
37	SK Chemicals Co., Ltd.	1,119
638	SKC Co., Ltd.	24,523
379	SKCKOLONPI, Inc.	16,051
846	Sociedad Quimica y Minera de Chile SA, ADR^	38,679
18,000	Solar Applied Materials Technology Co.*	12,669
268	Soulbrain Co., Ltd.	14,518
1,005	Supreme Industries, Ltd.	13,957
10	Taekwang Industrial Co., Ltd.	15,030
10,000	Taimide Tech, Inc.	18,814
14,000	Taiwan Fertilizer Co., Ltd.	21,317
28,000	Taiwan Styrene Monomer	22,230
1,114	Tata Chemicals, Ltd.	10,642
22,000	TSRC Corp.	24,421
430	Unid Co., Ltd.	17,621
7,103	UPL, Ltd.	65,061
34,333	USI Corp.	15,741

		2,227,337

Commercial Services & Supplies (0.3%):
9,535	Blue Label Telecoms, Ltd.*	3,522
43,851	China Everbright International, Ltd.	37,883
1,000	Cleanaway Co., Ltd.	5,706
4,137	Country Garden Services Holdings Co., Ltd.*	7,035
8,000	Greentown Service Group Co., Ltd.	6,414
634	KEPCO Plant Service & Engineering Co., Ltd.	19,432
1,785	NICE Total Cash Management Co., Ltd.	22,131
343	Novus Holdings, Ltd.	101
155	S1 Corp.	12,762
3,000	Sunny Friend Environmental Technology Co., Ltd.	21,870
9,000	Taiwan Secom Co., Ltd.	26,001
8,000	Taiwan-Sogo ShinKong Security Corp.	9,424
1,980	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	6,129
21,000	YC Co., Ltd.	10,794

		189,204

Communications Equipment (0.3%):
9,000	Accton Technology Corp.	25,033
1,000	Advanced Ceramic X Corp.	6,753
10,000	Arcadyan Technology Corp.	17,693
10,500	BYD Electronic International Co., Ltd.	15,464

See accompanying notes to the schedules of portfolio investments.

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
69,600	China Fiber Optic Network System Group, Ltd.*(b)(c)	$1,167
25,000	CyberTAN Technology, Inc.	12,563
42,000	D-Link Corp.*	16,015
26,000	Gemtek Technology Corp.	19,826
13,000	Sercomm Corp.	21,279
1,467	Sterlite Technologies, Ltd.	5,939
1,416	Texcell-NetCom Co., Ltd.*	26,495
31,000	Unizyx Holding Corp.*	11,417
7,723	Wistron NeWeb Corp.	18,736
2,000	Zinwell Corp.	1,293

		199,673

Construction & Engineering (1.7%):
1,456	Ashoka Buildcon, Ltd.	2,095
28,000	BES Engineering Corp.	7,700
18,088	Besalco SA	16,569
515	Budimex SA	14,480
14,200	CH Karnchang PCL	11,973
27,000	China Communications Construction Co., Ltd.	27,575
21,000	China Machinery Engineering Corp.	10,267
16,500	China Railway Contstruction Corp., Ltd.	22,271
15,000	China Railway Group, Ltd.	14,795
15,600	China Singyes Solar Technologies Holdings, Ltd.	5,374
24,750	China State Construction International Holdings, Ltd.	26,157
16,000	CTCI Corp.	25,734
363	Daelim Industrial Co., Ltd.	27,025
3,859	Daewoo Engineering & Construct*	20,592
808	Dilip Buildcon, Ltd.(a)	7,287
102	e Tec E&C, Ltd.	9,196
95,100	Econpile Holdings BHD	18,382
104,100	Ekovest Berhad	15,445
37,002	Empresas ICA SAB de C.V.*(c)	185
3,512	Gayatri Projects, Ltd.*	8,119
38,334	GMR Infrastructure, Ltd.*	8,563
1,205	GS Engineering & Construction Corp.	56,830
561	HDC Hyundai Development Co.*	25,736
401	Hyandai Development Co.	8,274
1,708	Hyundai Engineering & Construction Co., Ltd.	103,914
51,500	IJM Corporation Berhad	22,372
28,675	Impulsora del Desarrollo y el Empleo en America Latina SAB de C.V.*	47,585
3,941	IRB Infrastructure Developers, Ltd.	7,466
1,545	Kalpataru Power Transmission, Ltd.	7,131
6,030	Larsen & Tourbo, Ltd., Class S, GDR	104,381
87,600	Malaysian Resources Corp. Berhad	15,214
19,600	Megawide Construction Corp.	5,625
2,000	Metallurgical Corporation of China, Ltd., Series H	562
13,900	Muhibbah Engineering M BHD	10,112
20,858	Murray & Roberts Holdings, Ltd.	24,449
10,799	NCC, Ltd.	10,880
117,918	PT Pembangunan Perumahan Persero Tbk	12,061
211,300	PT Surya Semesta Internusa Tbk	6,891
105,000	PT Wijaya Karya Persero Tbk	9,620
59,000	Rich Development Co., Ltd.	19,705
4,248	Sadbhav Engineering, Ltd.	12,696
9,994	Salfacorp SA	17,176
15,806	Seohee Construction Co., Ltd.	22,231
25,000	Sinopec Engineering Group Co., Ltd.	28,543
2,990	Sunway Construction Group Berhad	1,314

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
1,031	Taeyoung Engineering & Construction	$11,801
6,217	Tekfen Holding AS	22,315
24,900	Unique Engineering & Construction Public Co., Ltd.	11,232
4,000	United Integrated Services Co., Ltd.	7,718
81,300	Waskita Karya Persero TBK PT	9,270
27,762	WCT Holdings Berhad	5,964
2,230	Wilson Bayly Holmes-Ovcon, Ltd.	24,197

		973,049

Construction Materials (1.1%):
669	ACC, Ltd.	14,332
2,920	Ambuja Cements, Ltd.	9,009
12,000	Anhui Conch Cement Co., Ltd., Class H	71,709
16,000	Asia Cement China Holdings	16,501
17,000	Asia Cement Corp.	23,101
37,000	BBMG Corp.	12,672
19,500	Cahya Mata Sarawak Berhad	13,752
6,902	Cemex Latam Holdings SA*	12,592
7,194	Cemex SAB de C.V., ADR*	50,646
48,000	China National Buildings Material Co., Ltd.	42,572
22,000	China Resources Cement Holdings, Ltd.	25,635
2,324	Cimsa Cimento Sanayi ve Ticaret AS	3,473
568	Dalmia Bharat, Ltd.*	18,184
63,000	Goldsun Building Materials Co., Ltd.	19,163
1,359	Grasim Industries, Ltd.	19,156
1,641	Grupo Argos SA	8,028
3,900	Grupo Cementos de Chihuahua Sab de C.V.	25,485
75	Hanil Cement Co., Ltd.	4,902
91	Hanil Cement Co., Ltd.*	12,184
27,300	Holcim Philippines, Inc.	3,499
22	Hyundai Cement Co.*	1,143
4,060	India Cements, Ltd.	5,666
673	JK Cement, Ltd.	7,125
9,900	Lafarge Malaysia Berhad*	6,536
58,455	PPC, Ltd.*	26,638
13,900	PT Indocement Tunggal Prakarsa Tbk	17,242
36,400	PT Semen Indonesia (Persero) Tbk	24,236
395,200	PT Waskita Beton Precast Tbk	9,492
98	Shree Cement, Ltd.	22,809
19	Siam City Cement Public Co., Ltd.	147
39,600	Taiwan Cement Corp.	52,955
1,782	The Ramco Cements, Ltd.	15,811
4,300	The Siam Cement Public Co., Ltd.	59,331
7,780	Tongyang, Inc.	13,711
142,600	TPI Polene Public Co., Ltd.	8,113
345	Ultra Tech Cement, Ltd.	19,327
11,443	Universal Cement Corp.	7,570
102,000	West China Cement, Ltd.	19,145

		723,592

Consumer Finance (0.6%):
4,100	AEON Credit Service M BHD	15,939
1,000	AEON Thana Sinsap Thailand PCL	6,459
720	Bajaj Finance, Ltd.	21,542
165	Bharat Financial Inclusion, Ltd.*	2,365
439	Cholamandalam Investment And Finance Co., Ltd.	7,063
9,300	Credito Real Sab de CV Sofom	12,774
13,000	Gentera SAB de C.V.	13,152

See accompanying notes to the schedules of portfolio investments.

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
523	Kruk SA	$28,551
10,000	Krungthai Card PCL	11,124
6,036	Magma Fincorp, Ltd.	9,586
3,968	Mahindra & Mahindra Financial Services	21,919
9,321	Manappuram Finance, Ltd.	9,313
18,800	Muangthai Capital PCL	28,034
2,075	Muthoot Finance, Ltd.	11,553
3,693	Reliance Home Finance, Ltd.	2,505
2,652	Repco Home Finance, Ltd.	15,752
209	Samsung Card Co., Ltd.	6,934
680	Shriram City Union Finance, Ltd.	15,489
1,293	Shriram Transport Finance	20,492
9,711	Srisawad Corp. Public Co., Ltd., Class F	14,478
670	Sundaram Finance, Ltd.	14,002
5,000	Taiwan Acceptance Corp.	16,700
9,089	Transaction Capital, Ltd.	11,376
5,559	Unifin Financiera Sab de CV Sofom Enr	14,115

		331,217

Containers & Packaging (0.1%):
480,000	Beijing Enterprises Clean Energy Group, Ltd.*	8,590
44,000	Cheng Loong Corp.	35,444
244	Dongwon Systems Corp.	6,853
5,436	Essel Propack, Ltd.	7,851
17,000	Greatview Aspetic Packaging Co., Ltd.	10,829
5,100	Klabin SA	25,019
5,174	Mpact, Ltd.	8,699
15,000	Taiwan Hon Chuan Enterprise Co., Ltd.	25,105
3,160	Time Technoplast, Ltd.	5,564
7,000	Ton Yi Industrial Corp.	3,266

		137,220

Distributors (0.1%):
26,000	Dah Chong Hong Holdings, Ltd.	10,048
4,741	Imperial Holdings, Ltd.	58,616
133	Inter Cars SA	9,189
21,000	Xinhua Winshare Publishing And Media Co., Ltd., Class H	14,275

		92,128

Diversified Consumer Services (0.2%):
7,283	Advtech, Ltd.	7,653
5,916	Curro Holdings, Ltd.*	12,345
3,718	Estacio Participacoes SA	23,018
18,000	Fu Shou Yuan International Group, Ltd.	14,025
14,587	Kroton Educacional SA	40,892
297	New Oriental Education & Technology Group, Inc., ADR*	21,981
4,900	SER Educacional SA(a)	19,913
1,200	TAL Education Group, ADR*	30,852

		170,679

Diversified Financial Services (1.1%):
6,965	Aditya Birla Capital, Ltd.*	11,012
56,656	Alexander Forbes Group Holdings, Ltd.	19,857
1,970	Ayala Corp.	33,866
533	Bajaj Holdings And Investment, Ltd.	22,725
19,053	Chailease Holding Co., Ltd.	66,734
30,000	Far East Horizon, Ltd.	28,556
41,957	FirstRand, Ltd.	201,131
47,000	Fubon Financial Holdings Co., Ltd.	79,711

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
1,346	Grupo de Inversiones Suramericana SA	$15,462
824	Grupo de Inversiones Suramericana SA	9,677
978	GT Capital Holdings, Inc.	14,849
8,059	IDFC, Ltd.	4,418
7,641	IFCI, Ltd.*	1,254
1,006	Inversiones La Construccion SA	17,568
9,907	L&t Finance Holdings, Ltd.	17,721
348	Meritz Financial Group, Inc.	3,938
232,500	Metro Pacific Investments Corp.	20,455
422	NICE Holdings Co., Ltd.	7,666
17,218	Power Finance Corp., Ltd.	18,084
2,147	PSG Group, Ltd.	34,756
3,693	Reliance Capital, Ltd.	14,384
13,298	Rural Electrification Corp., Ltd.	17,951
2,402	SREI Infrastucture Finance, Ltd.	1,072
1,581	TI Financial Holdings, Ltd.	12,038

		674,885

Diversified Telecommunication Services (1.1%):
63,000	Asia Pacific Telecom Co., Ltd.*	14,338
33,142	Axtel SAB de C.V.*	6,642
5,126	Bharti Infratel, Ltd.	18,606
34,000	China Communications Services Corp., Ltd.	31,378
637	China Telecom Corp., Ltd., ADR	31,481
18,000	China Telecom Corp., Ltd., Class H	8,930
64,000	China Unicom (Hong Kong), Ltd.	74,909
2,456	Chunghwa Telecom Co., Ltd., ADR	88,195
61,814	Himachal Futuristic Communications, Ltd.	16,852
70,754	Jasmine International Public Co., Ltd.	12,151
4,168	LG Uplus Corp.	68,751
15,298	Magyar Telekom Telecommunications plc	21,990
5,388	Netia SA*	6,579
1,985	O2 Czech Republic AS	23,184
8,635	Orange Polska SA*	10,373
36,100	PT Link Net Tbk	10,181
3,486	PT Telekomunik Indonesia Persero Tbk, ADR	85,338
78,300	PT Tower Bersama Infrastructure Tbk	29,529
2,225	Rostelecom, ADR	14,206
5,200	Samart Telcoms Public Co., Ltd.	1,409
939	Tata Communications, Ltd.	6,485
3,362	Telefonica Brasil SA, ADR^	32,712
21,900	Telekom Malaysia Berhad	17,039
8,132	Telkom SA SOC, Ltd.	29,690
1,800	TIME dotCom Berhad	3,604
166,924	True Corp. Public Co., Ltd.	31,104

		695,656

Electric Utilities (1.4%):
3,233	Adani Transmission, Ltd.*	7,177
2,000	Alupar Investimento SA	7,850
6,634	Celsia SA ESP	9,728
3,489	Centrais Electricas Brasileiras SA, ADR*^	13,572
3,266	Centrais Electricas Brasileiras SA, ADR*^	14,697
1,597	CESC, Ltd.	18,080
1,970	CEZ	50,311
14,978	Companhia Energetica de Minas Gerais, ADR^	25,612

See accompanying notes to the schedules of portfolio investments.

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
8,745	E.CL SA	$16,769
4,866	EDP - Energias do Brasil SA	15,460
9,559	Enea SA*	20,743
4,132	Energa SA*	8,766
2,700	Energisa SA	20,494
9,155	Enersis Chile SA, ADR	45,867
10,156	Enersis SA, ADR	78,505
3,300	Equatorial Energia SA	46,868
10,230	First Philippine Holdings Corp.	12,219
8,067	Interconexion Electrica SA ESP	36,467
4,834	Korea Electric Power Corp., ADR^	63,664
2,200	Light SA	6,963
2,100	Manila Electric Co.	13,219
5,679	PGE SA*	14,668
16,884	Power Grid Corp. of India, Ltd.	43,822
3,165	Reliance Infrastructure, Ltd.	13,103
24,460	Tata Power Co., Ltd.	22,226
39,533	Tauron Polska Energia SA*	18,974
19,000	Tenega Nasional Berhad	70,997
2,361	Torrent Power, Ltd.	7,177
7,240	Transmissora Alianca de Energia Eletrica SA	35,858

		759,856

Electrical Equipment (0.7%):
14,000	AcBel Polytech, Inc.	9,351
947	Amara Raja Batteries, Ltd.	9,670
15,397	Bharat Heavy Electricals, Ltd.	14,555
4,083	Bizlink Holdings, Inc.	19,360
16,000	Chung-Hsin Electric & Machinery Manufacturing Corp.	10,899
22,576	Crompton Greaves, Ltd.*	13,945
1,407	Doosan Heavy Industries & Construction Co., Ltd.*	18,891
1,360	Finolex Cables, Ltd.	9,947
65,000	Fullshare Holdings, Ltd.	31,229
1,685	GE T&D India, Ltd.	5,482
2,971	Havells India, Ltd.	24,370
129	Hyosung Heavy Industries Corp.*	6,908
38	Hyundai Electric & Energy Systems Co., Ltd.*	2,367
6,000	Jiangnan Group, Ltd.*	320
203	Korea Electric Terminal Co., Ltd.	7,834
3,000	Kung Long Batteries Industrial Co., Ltd.	14,098
451	LG Industrial Systems Co., Ltd.	30,323
412	LS Corp.	25,437
1,000	Shihlin Electric & Engineering Corp.	1,509
34,000	Teco Electric & Machinery Co., Ltd.	24,661
856	Unison Co., Ltd.*	1,598
2,829	V-Guard Industries, Ltd.	6,873
68,000	Walsin Lihwa Corp.	45,722
3,500	Zhuzhou CSR Times Electric Co., Ltd.	19,991

		355,340

Electronic Equipment, Instruments & Components (3.6%):
5,000	AAC Technologies Holdings, Inc.	51,337
468	Amotech Co., Ltd.*	11,501
8,000	Asia Optical Co., Inc.	18,929
17,585	AU Optronics Corp., ADR^	74,033
1,223	BH Co., Ltd.*	20,769
3,570	Career Technology(MFG.) Co., Ltd.	4,568
4,000	Chaun-Choung Technology Corp.	11,184
13,000	Cheng Uei Precision Industry Co., Ltd.	11,025

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
7,000	Chilisin Electronics Corp.	$21,425
13,000	Chin-Poon Industrial Co., Ltd.	16,028
1,000	Chunghwa Precision Test Tech Co., Ltd.	15,124
24,000	Compeq Manufacturing Co., Ltd.	18,926
9,800	Coretronic Corp.	17,194
1,449	Daeduck Electronics Co., Ltd.	10,425
932	Daeduck GDS Co., Ltd.	10,295
10,600	Delta Electronics (Thailand) Public Co., Ltd.	22,861
13,682	Delta Electronics, Inc.	58,667
15,000	Dynapack International Technology Corp.	21,338
5,000	Egis Technology, Inc.	18,079
6,000	Elite Material Co., Ltd.	16,896
139,400	Erajaya Swasembada Tbk PT	22,418
8,597	Flexium Interconnect, Inc.	24,370
2,000	Flytech Technology Co., Ltd.	4,925
8,220	Foxconn Technology Co., Ltd.	20,049
39,000	Fulltech Fiber Glass Corp.	20,910
4,000	General Interface Solution Holding, Ltd.	16,793
1,000	Genius Electronic Optical Co., Ltd.	10,367
36,000	Giantplus Technology Co., Ltd.	14,020
23,000	Hannstar Board Corp.	19,673
119,000	HannStar Display Corp.	29,333
64,800	Hon Hai Precision Industry Co., Ltd.	166,909
46,825	Inari Amertron Berhad	25,800
198,000	Innolux Corp.	68,707
10,000	ITEQ Corp.	19,264
32,000	JU Teng International Holdings, Ltd.	8,056
19,000	KCE Electronics PCL	24,821
14,000	Kingboard Chemical Holdings, Ltd.	45,666
25,000	Kingboard Laminates Holdings, Ltd.	22,155
467	L&F Co., Ltd.	18,447
1,000	Largan Precision Co., Ltd.	119,098
15,150	LG Display Co., Ltd., ADR^	131,350
266	LG Innotek Co., Ltd.	31,305
2,000	Merry Electronics Co., Ltd.	9,064
10,000	Nichidenbo Corp.	19,790
16,000	Pan-International Industrial Corp.	11,417
2,794	Partron Co., Ltd.	18,887
1,019	Posiflex Technology, Inc.	3,670
4,974	Redington India, Ltd.	6,446
292	Samsung Electro-Mechanics Co., Ltd., Series L	36,559
303	Samsung SDI Co., Ltd.	70,637
248	Samwha Capacitor Co., Ltd.	16,642
520	Sfa Engineering Corp.	17,160
5,400	Simplo Technology Co., Ltd.	37,044
10,299	Sinbon Electronics Co., Ltd.	28,709
4,900	Sunny Optical Technology Group Co., Ltd.	56,569
22,000	Supreme Electronics Co., Ltd.	21,611
69,500	SVI PCL	12,037
23,100	Synnex Technology International Corp.	29,459
14,000	Taiflex Scientific Co., Ltd.	15,156
13,000	Taiwan PCB Techvest Co., Ltd.	11,834
6,000	Taiwan Union Technology Corp.	19,909
2,000	Test Research, Inc.	3,157
7,000	Thinking Electronic Industrial Co., Ltd.	18,826

See accompanying notes to the schedules of portfolio investments.

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
4,000	Tong Hsing Electronic Industries, Ltd.	$12,646
100,000	Tongda Group Holdings, Ltd.	14,535
12,000	TPK Holding Co., Ltd.	20,580
8,000	Tripod Technology Corp.	21,669
42,000	Truly International Holdings, Ltd., Series L*	7,023
4,000	TXC Corp.	4,480
31,300	Uchi Technologies BHD	23,359
35,000	Unimicron Technology Corp.	22,930
32,625	V.S. Industry Berhad	13,638
8,000	Wah Lee Industrial Corp.	14,227
2,000	Waison Group Holdings, Ltd.	1,012
20,724	Weikeng Industrial Co., Ltd.	14,013
1,404	Wisol Co., Ltd.	24,421
27,000	WPG Holdings, Ltd.(c)	33,517
8,531	WT Microelectronics Co., Ltd.	11,915
1,949	Yageo Corp.	29,234
9,000	Zhen Ding Technology Holding, Ltd.	20,089

		2,068,911

Energy Equipment & Services (0.1%):
91,600	Bumi Armada Berhad*	11,732
18,000	China Oilfield Services, Ltd.	19,532
96,600	Sapurakencana Petroleum Berhad*	9,565
25,100	Serba Dinamik Holdings Berhad	23,088
2,897	Tmk PAO, GDR	11,985
11,900	Yinson Holdings BHD	13,230

		89,132

Entertainment (0.6%):
160,000	Alibaba Pictures Group, Ltd.*	21,883
518	CD Projekt SA*	26,348
408	CJ CGV Co., Ltd.	19,084
64	Com2uS Corp.	8,457
2,310	Inox Leisure, Ltd.*	6,880
4,000	International Games System Co., Ltd.	19,461
120	Ncsoft Corp.	47,875
7,000	Netdragon Websoft Holdings, Ltd.	14,513
489	NetEase, Inc., ADR	111,614
158	Netmarble Games Corp.(a)	16,374
271	NHN Entertainment Corp.*	14,950
750	PVR, Ltd.	12,438
41,000	RS Public Co., Ltd.	26,853
36,000	SMI Holdings Group, Ltd.*(b)(c)	10,762
10,200	Workpoint Entertainment PCL	13,003

		370,495

Equity Real Estate Investment Trusts (0.0%):
1,733	Korea Asset In Trust Co., Ltd.	8,718

Food & Staples Retailing (1.8%):
2,431	Almacenes Exito SA	11,975
10,650	Berli Jucker Public Co., Ltd.	19,587
9	BGF Retail Co., Ltd.	1,667
3,420	Bid Corp., Ltd.	71,311
2,846	BIM Birlesik Magazalar AS	38,418
13,535	Cencosud SA	32,192
91	CJ Freshway Corp.	2,560
3,904	Clicks Group, Ltd.	48,279
2,733	Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	58,705
30,500	CP ALL Public Co., Ltd.	64,963
6,717	Dis-Chem Pharmacies, Ltd.^(a)	15,130
183	E-Mart Co., Ltd.	34,237
12,811	Grupo Comercial Chedraui SAB de C.V.	28,640
245	GS Retail Co., Ltd.	8,485

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
1,487	Hyundai Greenfood Co., Ltd.	$18,838
15,227	La comer,SAB de C.V.*	17,244
5,081	Lenta, Ltd., GDR*	17,973
3,556	Massmart Holdings, Ltd.	25,995
9,708	Organizacion Soriana SAB de C.V.*	16,831
6,768	Pickn Pay Stores, Ltd.	32,854
5,000	President Chain Store Corp.	58,695
16,000	Puregold Price Club, Inc.	13,330
3,063	Raia Drogasil SA	54,955
5,540	Robinsons Retail Holdings, Inc.	8,173
5,350	Shoprite Holdings, Ltd.	72,481
21,500	Sun Art Retail Group, Ltd.	27,799
16,000	Taiwan Tea Corp.*	8,148
3,784	The Spar Group, Ltd.	49,248
34,239	Wal-Mart de Mexico SAB de C.V.	103,883
1,349	X5 Retail Group NV, GDR	30,463

		993,059

Food Products (3.1%):
1,544	Astral Foods, Ltd.	26,915
8,544	AVI, Ltd.	64,212
253	Binggrae Co., Ltd.	17,195
1,891	BRF SA, ADR*	10,363
518	Britannia Industries, Ltd.	41,626
2,240	CCL Products India, Ltd.	7,770
38,900	Century Pacific Food, Inc.	10,225
12,000	Charoen Pokphand Enterprise	20,256
48,200	Charoen Pokphand Foods Public Co., Ltd.	37,621
55,000	China Agri-Industries Holdings, Ltd.	21,210
44,000	China Foods, Ltd.	22,183
9,000	China Mengniu Dairy Co., Ltd.	29,923
67,000	China Modern Dairy Holdings, Ltd.*	9,297
65,000	China Shengmu Organic Milk, Ltd.*(a)	3,229
198	CJ CheilJedang Corp.	59,518
7,073	Clover Industries, Ltd.	7,540
86	Dae Han Flour Mills Co., Ltd.	14,108
603	Daesang Corp.	14,268
87	Dongwon F&B Co., Ltd.	23,328
38	Dongwon Industries Co., Ltd.	10,245
3,401	Easy Bio, Inc.	23,691
53,000	Felda Global Ventures Holdings	19,850
41,500	GFPT Public Co., Ltd.	18,968
65	Glaxo SmithKline Consumer Healthcare, Ltd.	6,509
27,820	Great Wall Enterprise Co., Ltd.	34,391
3,148	Gruma, SAB de C.V., Class B	40,026
9,603	Grupo Bimbo SAB de C.V., Series A	20,437
13,160	Grupo Herdez SAB de C.V.	29,505
1,920	Grupo Nutresa SA	15,698
3,000	Health And Happiness H&H International Holdings, Ltd.*	17,993
2,438	Industrias Bachoco, SAB de C.V.	10,978
31,300	IOI Corp. Berhad	34,326
21,400	JBS SA	49,550
2,092	Kernel Holding SA	28,366
2,569	KRBL, Ltd.	11,586
4,800	Kuala Lumpur Kepong Berhad	28,967
12,261	Lien Hwa Industrial Corp.	14,174
16	Lotte Food Co., Ltd.	11,956
51,844	Multiexport Foods SA	28,130
3,000	Namchow Chemical Industrial Co., Ltd.	5,031
20	Namyang Dairy Products Co., Ltd.	11,685
240	Nestle India, Ltd.	32,124

See accompanying notes to the schedules of portfolio investments.

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
50	NongShim Co., Ltd.	$10,977
1,981	Oceana Group, Ltd.	11,561
89	Orion Corp.	8,465
1,517	Pioneer Foods, Ltd.	9,879
3,360	PPB Group Berhad	13,631
24,688	PT Astra Agro Lestari Tbk	20,513
96,300	PT Charoen Pokphand Indonesia Tbk	32,757
2,000	PT Indofood CBP Sukses Makmur Tbk	1,185
97,900	PT Indofood Sukses Makmur Tbk	38,758
163,300	PT Japfa Comfeed Indonesia Tbk	22,466
151,700	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	12,975
111,700	PT Sawit Sumbermas Sarana Tbk	9,670
33,700	PT Tiga Pilar Sejahtera Food Tbk*(b)(c)	380
140,300	PT Tunas Baru Lampung Tbk	9,829
128,100	PT Ultrajaya Milk Industry & Trading Co. Tbk	11,480
1,800	Qinqin Foodstuffs Group*	545
11,320	QL Resources Berhad	18,667
137	Samyang Corp.	9,008
118	Samyang Holdings Corp.	10,797
11,600	San Miguel Food And Beverage, Inc.	20,813
3,900	Sao Martinho SA	17,732
21,995	Sime Darby Plantation Berhad	28,133
1,600	SLC Agricola SA	24,075
7,619	Standard Foods Corp.	12,681
10,893	Tata Global Beverages, Ltd.	35,135
48,000	Thai Union Group Public Co., Ltd.	26,560
25,300	Thai Vegetable Oil Public Co., Ltd.	22,686
83,400	Thaifoods Group PCL	10,781
2,057	Tiger Brands, Ltd.	38,454
24,000	Tingyi (Caymen Is) Holding Corp.	44,106
1,918	Tongaat Hulett, Ltd.	10,040
43,600	Uni-President Enterprises Corp.	113,841
12,130	Universal Robina Corp.	32,452
51,000	Want Want China Holdings, Ltd.	42,968
7,000	Yihai International Holding, Ltd.	15,751
21,500	Zhou Hei Ya International Holdings Co., Ltd.(a)	12,874

		1,707,598

Gas Utilities (0.7%):
11,062	Adani Gas, Ltd.*(b)(c)	9,241
6,000	Beijing Enterprises Holdings, Ltd.	33,656
336,000	Beijing Gas Blue Sky Holdings, Ltd.*	23,609
16,800	China Gas Holdings, Ltd.	47,518
36,000	China Oil & Gas Group, Ltd.	2,622
12,000	China Resources Gas Group, Ltd.	48,842
410	Cia de Gas de Sao Paulo	5,030
7,000	ENN Energy Holdings, Ltd.	60,827
1,212	GAIL India, Ltd., GDR	38,371
780	Gujarat Gas, Ltd.	6,770
1,851	Gujarat State Petronet, Ltd.	4,463
5,365	Infraestructura Energetica Nova, SAB de C.V.	26,666
501	Korea Gas Corp.*	27,408
7,600	Petronas Gas Berhad	34,678
130,200	PT Perusahaan Gas Negara Tbk	19,613
118	Samchully Co., Ltd.	11,063
20,000	Towngas China Co., Ltd.	17,420

		417,797

Health Care Equipment & Supplies (0.3%):
7,000	Bioteque Corp.	22,225

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
44	Dio Corp.*	$1,277
13,600	Hartalega Holdings Berhad	21,756
987	Inbody Co., Ltd.	25,322
19,000	Kossan Rubber Industries Berhad	19,710
26,000	Lifetech Scientific Corp.*	6,421
348	Osstem Implant Co., Ltd.*	15,229
12,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	11,846
1,000	St.Shine Optical Co., Ltd.	21,964
13,100	Top Glove Corp. Berhad	33,745
357	Vieworks Co., Ltd.	10,251

		189,746

Health Care Providers & Services (0.7%):
3,127	Alliar Medicos A Frente SA*	9,060
1,802	Apollo Hospitals Enterprise, Ltd.	25,985
39,600	Bangkok Chain Hospital Public Co., Ltd.	25,452
5,800	Bumrungrad Hospital Public Co., Ltd.	33,347
13,500	China Resources Phoenix Healthcare Holdings Co., Ltd.	12,284
93,300	Chularat Hospital Public Co., Ltd.	8,198
295	Dr Lal PathLabs, Ltd.(a)	3,903
2,700	Fleury SA	14,349
4,322	Fortis Healthcare, Ltd.*	8,049
33,917	Life Healthcare Group Holdings Pte, Ltd.	58,941
26,774	Netcare, Ltd.	45,734
6,700	OdontoPrev SA	21,238
5,066	Qualicorp SA	20,349
6,700	Shanghai Pharmaceuticals Holding Co., Ltd.	16,766
13,600	Sinopharm Group Co., Series H	66,658
11,500	Universal Medical Financial & Technical Advisory Services Co., Ltd.(a)	8,833

		379,146

Health Care Technology (0.0%):
6,000	Alibaba Health Information Technology, Ltd.*	5,805

Hotels, Restaurants & Leisure (1.1%):
9,784	Alsea SAB de C.V.	33,236
88	AmRest Holdings SE*	10,733
34,444	Berjaya Sports Toto Berhard	19,685
13,000	Central Plaza Hotel Public Co., Ltd.	16,747
56,000	China Travel International Investment Hong Kong, Ltd.	18,010
2,525	City Lodge Hotels, Ltd.	24,917
4,276	Cox & Kings, Ltd.	9,919
3,400	Cvc Brasil Operadora E Agenc	36,121
90,300	Erawan Group PCL	22,629
1,391	Famous Brands, Ltd.*	9,713
38,300	Genting Berhard	72,295
15,400	Genting Malaysia Berhad	18,568
1,435	Gourmet Master Co., Ltd.	12,282
694	Grand Korea Leisure Co., Ltd.	15,606
179	Hana Tour Service, Inc.	11,928
8,400	Hoteles City Express SAB de CV*	10,406
4,874	Indian Hotels Co., Ltd.	9,207
4,200	International Meal Co. A	6,563
6,770	Jollibee Foods Corp.	32,212
1,591	Jubilant Foodworks, Ltd.	27,001
884	Kangwon Land, Inc.	22,867
31,800	Magnum Berhad	14,745

See accompanying notes to the schedules of portfolio investments.

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
73,800	Melco Resorts And Entertainment Philippines Corp.*	$9,631
11,100	MINI International Public Co., Ltd.	14,068
301	Modetour Network, Inc.	6,827
531	Orbis SA	12,246
353	Paradise Co., Ltd.	6,669
46,000	Shanghai Jin Jiang International Hotels Group Co.	12,827
5,781	Sun International, Ltd.*	24,764
15,271	Tsogo Sun Holdings, Ltd.	22,031
2,000	Wowprime Corp.	5,383
3,500	Xiabuxiabu Catering Management(a)	5,174
1,154	Yum China Holdings, Inc.	40,517

		615,527

Household Durables (1.1%):
30,000	Ability Enterprise Co., Ltd.	13,830
18,000	Altek Corp.	15,974
392	Amica Wronki SA	11,677
11,000	Amtran Technology Co., Ltd.*	4,844
5,000	Basso Industry Corp.	8,812
29,815	Consorcio ARA SAB de CV	10,867
3,402	Construtora Tenda SA*	22,225
589	Coway Co., Ltd.	45,977
10,196	Crompton Greaves Consumer Electricals, Ltd.	31,502
7,200	Cyrela Brazil Realty SA Empreendimentos e Participacoes	19,257
8,600	Direcional Engenharia SA*	14,525
2,300	Even Construtora e Incorporadora SA*	1,737
3,500	Ez Tec Empreendimentos e Participacoes SA	14,561
2,801	Gafisa SA*	7,720
11,000	Haier Electronics Group Co., Ltd.	29,623
121	Hanssem Co., Ltd.	8,357
600	Hyundai Livart Furniture Co., Ltd.	13,199
249	Johnson Controls-Hitachi Air Conditioning India, Ltd.	6,343
27,000	Kinpo Electronics, Inc.	9,500
1,783	LG Electronics, Inc.	113,855
8,200	MRV Engenharia e Participacoes SA	24,794
3,000	Nien Made Enterprise Co., Ltd.	23,381
51,000	Q Technology Group Co., Ltd.	32,988
47,000	Sampo Corp.	20,783
44,771	Skyworth Digital Holdings, Ltd.	12,644
23,334	Steinhoff International Holdings NV*	3,796
27,000	Tatung Co., Ltd.*	35,569
30,000	TCL Electronics Holdings, Ltd.	14,262
363	Whirlpool of India, Ltd.	6,755
3,000	Zeng Hsing Industrial Co., Ltd.	13,949

		593,306

Household Products (0.5%):
1,549	Eveready Industries India, Ltd.	4,216
6,389	Hindustan Unilever, Ltd.	141,780
22,170	Kimberl- Clark de Mexico SAB de C.V.	39,338
14,900	PT Unilever Indonesia Tbk	47,017

		232,351

Independent Power and Renewable Electricity Producers (0.8%):
12,900	Aboitiz Power Corp.	7,988
8,418	Adani Green Energy, Ltd.*	4,749
10,952	Adani Power, Ltd.*	3,595
25,005	AES Gener SA	7,225
7,121	AES Tiete Energia SA	16,841

Shares		Fair Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers, continued
29,000	Canvest Environmental Protection Group Co., Ltd.	$15,097
65,000	China Datang Corp. Renewable Power Co., Ltd., Class H	9,387
37,000	China Longyuan Power Group Corp.	31,127
78,666	China Power International Develpoment, Ltd.	17,482
14,000	China Resources Power Holdings Co.	24,631
118,755	Colbun SA	25,648
34,000	Datang International Power Generation Co., Ltd.	8,602
3,700	Electricity Generating Public Co., Ltd.	26,911
54,218	Energy Development Corp.*	7,101
2,700	Eneva SA*	8,873
2,800	Engie Brasil Energia SA	24,650
68,600	First Gen Corp.	21,280
9,900	Glow Energy Public Co., Ltd.	26,949
38,000	Huadian Fuxin Energy Corp., Class H	7,624
20,000	Huadian Power International Corp., Ltd.	7,821
708	Huaneng Power International, Inc., ADR^	18,337
102,000	Huaneng Renewables Corp., Ltd.	30,380
10,150	JSW Energy, Ltd.*	8,574
109,100	Lopez Holdings Corp.	8,952
25,620	NHPC, Ltd.	7,989
11,558	NTPC, Ltd.	26,598
9,799	PTC India, Ltd.	9,021
11,263	Reliance Power, Ltd.*	4,058
18,300	SPCG Public Co., Ltd.	12,001
565,900	Super Energy Corp. PCL*	14,712
21,000	Taiwan Cogeneration Corp.	18,431

		462,634

Industrial Conglomerates (2.0%):
63	3M India, Ltd.*	19,622
20,580	Aboitiz Equity Ventures, Inc.	18,705
62,185	Alfa SAB de C.V., Class A	79,963
119,100	Alliance Global Group, Inc.*	27,520
17,096	Bera Holding AS*	5,140
188,900	Berjaya Corp. BHD*	13,233
17	BGF Retail Co., Ltd.	144
6,859	Bidvest Group, Ltd.	89,689
27,200	Boustead Holdings Berhad	12,551
21,000	Citic, Ltd.	31,274
239	CJ Corp.	29,079
131,200	DMCI Holdings, Inc.	27,645
234	Doosan Corp.	28,789
5,398	Enka Insaat ve Sanayi AS	4,665
31,620	Far Eastern New Century Corp.	36,948
15,000	Fosun International, Ltd.	26,430
4,194	Grupo Carso SAB de C.V.	13,964
7,000	Grupo Industrial Saltillo Sab de C.V.	10,883
21,847	GRUPO KUO SAB de C.V., Series B	54,550
961	Hanwha Corp.	28,403
8,600	Hap Seng Consolidated Berhad	20,615
191	Hyosung Corp.	8,264
73,498	Jaiprakash Associates, Ltd.*	6,688
24,540	JG Summit Holdings, Inc.	24,506
28,701	KAP Industrial Holdings, Ltd.	15,653
9,150	KOC Holdings AS	25,898
401	Kolon Corp.	14,301
770	LG Corp.	50,401

See accompanying notes to the schedules of portfolio investments.

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
5,835	Reunert, Ltd.	$31,384
395	Samsung C&T Corp.	46,152
11,620	San Miguel Corp.	36,460
13,000	Shanghai Industrial Holdings, Ltd.	28,787
21,995	Sime Darby Berhad	13,852
408	SK C&C Co., Ltd.	105,535
1,290	SM Investments Corp.	21,587
61,000	Thoresen Thai Agencies Public Co., Ltd.	14,240
28,447	Turkiye Sise ve Cam Fabrikalari AS	27,582

		1,051,102

Insurance (2.9%):
229	Bajaj Finserv, Ltd.	18,981
7,200	Bangkok Life Assurance Public Co., Ltd.	7,221
3,975	BB Seguridade Participacoes SA	23,664
41,000	Cathay Financial Holding Co., Ltd.	70,473
20,204	China Life Insurance Co., Ltd.	20,310
11,000	China Life Insurance Co., Ltd.	24,830
9,200	China Pacific Insurance Group Co., Ltd., Class H	35,206
9,600	China Taiping Insurance Holdings Co., Ltd.	33,687
16,600	Dhipaya Insurance Public Co., Ltd.	12,631
3,579	Discovery, Ltd.	42,952
1,507	Dongbu Insurance Co., Ltd.	98,915
2,696	Hanwha General Insurance Co., Ltd.	17,066
6,393	Hanwha Life Insurance Co., Ltd.	30,491
1,751	Heungkuk Fire & Marine Insurance Co., Ltd.*	9,251
2,150	Hyundai Marine & Fire Insurance Co., Ltd.	81,320
2,724	Korean Reinsurance Co.	25,667
3,772	Liberty Holding, Ltd.	29,995
6,360	LPI Capital Berhad	26,134
1,228	Max Financial Services, Ltd.*	6,919
36,086	Mercuries Life Insurance Co., Ltd.*	18,731
1,882	Meritz Fire & Marine Insurance Co., Ltd.	32,826
526	Mirae Asset Life Insurance Co., Ltd.	2,438
22,561	MMI Holdings, Ltd.*	27,628
5,100	New China Life Insurance Co., Ltd.	24,445
28,000	People’s Insurance Co. Group of China, Ltd.	12,494
18,000	Picc Property & Casuality Co., Ltd., Class H	21,143
38,000	Ping An Insurance Group Co. of China, Ltd.	386,184
2,500	Porto Seguro SA	36,824
4,240	Powszechny Zaklad Ubezpieczen SA	45,664
518,000	PT Panin Financial Tbk*	8,688
4,727	Qualitas Controladora SAB de CV	12,566
381	Samsung Fire & Marine Insurance Co., Ltd.	97,560
456	Samsung Life Insurance Co., Ltd.	40,003
20,610	Sanlam, Ltd.	115,148
1,566	Santam, Ltd.	36,437
112,705	Shin Kong Financial Holdings Co., Ltd.	44,094
9,000	Shinkong Insurance Co., Ltd.	11,921
6,763	Sul America SA	43,462
20,100	Syarikat Takaful Malaysia Keluarga BHD	18,464
675	Tongyang Life Insurance	3,889

		1,656,322

Shares		Fair Value
Common Stocks, continued
Interactive Media & Services (2.7%):
398	58.com, Inc., ADR*	$29,293
531	Baidu, Inc., ADR*	121,429
422	Bitauto Holdings, Ltd., ADR*^	9,706
194	Daum Kakao Corp.	20,818
6,899	Fang Holdings, Ltd., ADR*	17,868
763	Mail.ru Group, Ltd., GDR*	20,608
234	NHN Corp.	150,774
500	Sohu.com, Ltd., ADR*^	9,940
24,800	Tencent Holdings, Ltd.	1,024,849
399	YY, Inc., ADR*	29,893

		1,435,178

Internet & Direct Marketing Retail (1.1%):
2,885	Alibaba Group Holding, Ltd., ADR*	475,333
2,030	B2w Cia Digital*	13,830
19	CJ O Shopping Co., Ltd.	4,248
719	Ctrip.com International, ADR*	26,725
91	GS Home Shopping, Inc.	16,612
12,200	Hai-O Enterprise BHD	11,061
206	Hyundai Home Shopping Network Corp.	20,617
959	JD.com, Inc., ADR*	25,020
4,208	Vipshop Holdings, Ltd., ADR*	26,258

		619,704

IT Services (2.1%):
1,180	21vianet Group, Inc., ADR*	11,918
10,000	Chinasoft International, Ltd.	6,674
7,536	Cielo SA	22,768
22,000	Digital China Holdings, Ltd.*	11,777
621	eClerx Services, Ltd.	9,078
3,739	EOH Holdings, Ltd.	9,974
8,895	HCL Technologies, Ltd.	133,516
2,673	Hexaware Technologies, Ltd.	15,819
36,970	Infosys, Ltd., ADR	375,985
605	Larsen & Toubro Infotech, Ltd.(a)	16,004
3,373	Mindtree, Ltd.	48,086
2,374	Mphasis, Ltd.	38,447
37,500	MyEG Services Berhad	15,854
954	Persistent Systems, Ltd.	10,376
145	Samsung SDS Co., Ltd.	30,189
2,017	Sonata Software, Ltd.	10,285
21,240	Sonda SA	31,949
7,527	Tata Consultancy Services, Ltd.	226,391
5,583	Tech Mahindra, Ltd.	57,433
4,000	Travelsky Technology, Ltd., Series H	10,369
10,846	Vakrangee, Ltd.	4,243
11,629	Wipro, Ltd.	51,933

		1,149,068

Leisure Products (0.1%):
6,000	Giant Manufacturing Co., Ltd.	25,615
3,150	Kmc Kuei Meng International, Inc.	10,938

		36,553

Life Sciences Tools & Services (0.0%):
1,081	Divi’s Laboratories, Ltd.	19,554
6,000	Genscript Biotech Corp.*	10,140
26	Samsung Biologics Co., Ltd.*(a)	12,512

		42,206

Machinery (1.2%):
816	AIA Engineering, Ltd.	20,012
2,000	AirTac International Group	19,567
15,517	Ashok Leyland, Ltd.	25,506
30,200	Changsha Zoomlion Heavy Industry Science & Technology	11,686

See accompanying notes to the schedules of portfolio investments.

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
5,000	Chieftek Precision Co., Ltd.	$17,665
10,500	China Conch Venture Holdings, Ltd.	36,624
7,600	China International Marine Containers Group Co., Ltd.	8,054
18,000	CRRC Corp., Ltd., Class H	16,435
1,262	CSBC Corp. Taiwan*	1,644
1,465	Cummins India, Ltd.	13,598
352	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	10,991
638	Doosan Bobcat, Inc.	23,214
4,412	Doosan Infracore Co., Ltd.*	38,965
925	Escorts, Ltd.	7,806
6,385	Famur SA	9,682
8,054	Grupo Rotoplas Sab de C.V.	9,900
8,000	Haitian International Holdings, Ltd.	17,750
2,432	Hiwin Technologies Corp.	20,088
374	HY-Lok Corp.	8,010
36	Hyundai Construction Equipment Co., Ltd.*	3,973
307	Hyundai Heavy Industries Co.*	37,205
337	Hyundai Mipo Dockyard Co., Ltd.*	31,453
75	Hyundai Robotics Co., Ltd.*	27,390
3,800	Iochpe-Maxion SA	17,880
9,940	Jain Irrigation Systems, Ltd.	8,375
1,000	King Slide Works Co., Ltd.	13,118
1,000	Kinik Co.	2,171
24,000	Lonking Holdings, Ltd.	7,763
16,000	Mirle Automation Corp.	22,041
136	Otokar Otomotiv Ve Savunma Sanayi AS	1,873
7,900	Randon Participacoes SA	12,266
7,000	Rechi Precision Co., Ltd.	6,028
6,203	Samsung Heavy Industries Co., Ltd., Class R*	45,173
34,000	Sany Heavy Equipment International Holdings Co., Ltd.	11,776
127	Schaeffler India, Ltd.	9,420
2,000	Shin Zu Shing Co., Ltd.	5,531
48,500	Skp Resources BHD	16,285
12,000	Sunonwealth Electric Machine Industry Co., Ltd.	17,146
8,000	Syncmold Enterprise Corp.	15,010
304	Timken India, Ltd.	2,520
1,129	TK Corp.	13,894
7,352	Turvo International Co., Ltd.	20,242
20,000	Weichai Power Co., Ltd., Class H	24,805
11,000	Yungtay Engineering Co., Ltd.	17,240

		707,775

Marine (0.4%):
24,000	China Shipping Development Co., Ltd., Class H	11,923
932,112	Cia Sud Americana de Vapores SA*	29,757
39,000	COSCO SHIPPING Development Co., Ltd.*	5,279
44,887	Evergreen Marine Corp. (Taiwan), Ltd.	18,811
55,000	First Steamship Co., Ltd.*	19,893
390	Grindrod Shipping Holdings, Ltd.*	2,756
3,885	Hyundai Merchant Marine Co., Ltd.*	17,236
1,009	Korea Line Corp.*	21,959
16,500	MISC Berhad	24,167
3,884	Pan Ocean Co., Ltd.*	18,342
66,000	Sinotrans Shipping, Ltd.	21,760
1,595,500	Trada Alam Minera Tbk PT*	23,971
14,000	U-Ming Marine Transport Corp.	16,055
5,000	Wan HAI Lines, Ltd.	2,735

Shares		Fair Value
Common Stocks, continued
Marine, continued
22,000	Wisdom Marine Lines Co., Ltd.	$21,482
21,707	Yang Ming Marine Transport*	6,205

		262,331

Media (1.3%):
52,700	Astro Malaysia Holdings Berhad	18,706
47,000	BEC World Public Co., Ltd.*	10,098
748	Cheil Worldwide, Inc.	14,601
546	CJ Hellovision Co., Ltd.	5,022
4,478	Cyfrowy Polsat SA*	26,989
13,912	Dish Tv India, Ltd.*	11,023
5,872	Grupo Televisa SA, ADR	104,169
2,348	Jagran Prakashan, Ltd.	3,688
856	KT Skylife Co., Ltd.	10,804
8,806	Megacable Holdings SAB de C.V.	45,421
3,800	Multiplus SA	22,735
1,434	Naspers, Ltd.	308,796
327,000	PT Global MediaCom Tbk	8,866
177,400	PT Media Nusantara Citra Tbk	9,581
190,700	PT Surya Citra Media Tbk	23,958
1,500	Smiles Fidelidade SA	17,121
2,026	Sun Tv Network, Ltd.	17,165
7,747	Tv18 Broadcast, Ltd.*	3,753
81,100	Vgi Global Media plc	19,938
3,354	ZEE Entertainment Enterprises, Ltd.	20,300

		702,734

Metals & Mining (5.3%):
4,055	African Rainbow Minerals, Ltd.	36,882
38,000	Aluminum Corp. of China, Ltd.*	16,844
394	Anglo American Platinum, Ltd.	12,867
13,699	AngloGold Ashanti, Ltd., ADR	117,537
203	APL Apollo Tubes, Ltd.	3,544
2,033	ArcelorMittal South Africa, Ltd.*	469
974	Assore, Ltd.	23,775
4,059	Boryszew SA*	5,562
5,160	Capital SA	51,991
29,500	China Hongqiao Group, Ltd.	19,613
24,000	China Metal Products Co., Ltd.	24,283
20,000	China Metal Resources Utilization, Ltd.*(a)	11,392
30,000	China Molybdenum Co., Ltd., Class H	12,583
32,000	China Oriental Group Co., Ltd.	25,815
115,000	China Steel Corp.	96,059
44,400	China Zhongwang Holdings, Ltd.	21,714
56,000	Chung Hung Steel Corp.*	26,495
21,050	Companhia Siderurgica Nacional SA, ADR	47,994
1,666	Dongkuk Steel Mill Co., Ltd.	13,986
14,863	Eregli Demir ve Celik Fabrikalari T.A.S.	27,196
15,000	Feng Hsin Steel Co., Ltd.	29,776
6,902	Gerdau SA, ADR^	29,057
22,000	Gloria Material Technology Corp.	12,539
26,819	Gold Field, Ltd., ADR	64,902
294	Grupa Kety SA	30,681
46,130	Grupo Mexico SAB de C.V., Series B	132,785
735	Grupo Simec SA de C.V., Series B*	2,223
14,244	Harmony Gold Mining Co., Ltd.	23,396
10,047	Hindalco Industries, Ltd.	31,847
17,000	Hsin Kuang Steel Co., Ltd.	25,105
1,195	Hyundai Steel Co.	60,864
4,714	Impala Platinum Holdings, Ltd.*	9,122
4,832	Industrias CH, SAB de C.V., Series B*	19,885

See accompanying notes to the schedules of portfolio investments.

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
1,590	Industrias Penoles SAB de C.V.	$27,362
1,296	Jastrzebska Spolka Weglowa SA*	23,228
15,000	Jiangxi Copper Co., Ltd.	17,347
6,063	Jindal Saw, Ltd.	6,132
3,556	Jindal Steel & Power, Ltd.*	9,623
22,868	JSW Steel, Ltd.	120,413
43,143	Kardemir Karabuk Demir Celik Sanayi VE Ticaret AS, Class D*	29,101
1,696	KGHM Polska Miedz SA*	40,937
44	KISWIRE, Ltd.	1,049
71	Korea Zinc Co.	27,909
1,878	Koza Altin Isletmeleri AS*	16,018
1,140	Kumba Iron Ore, Ltd.^	25,857
166	Kumkang Kind Co., Ltd.	3,592
46,000	Maanshan Iron & Steel Co., Ltd.	24,697
2,036	Magnitogorsk Iron & Steel Works, GDR	21,005
1,821	Maharashtra Seamless, Ltd.	10,731
23,056	Minera Frisco SAB de C.V.*	8,872
2,737	MMC Norilsk Nickel PJSC, ADR	47,049
38,000	MMG, Ltd.*	19,336
2,840	Moil, Ltd.	6,302
10,596	National Aluminum Co., Ltd.	8,863
7,353	Northam Platinum, Ltd.*	20,864
864	Novolipetsk Steel PJSC, GDR	23,281
364	Poongsan Corp.	10,423
1,832	POSCO, ADR	120,912
85	POSCO	22,576
29,640	Press Metal Aluminium Holdings Berhad	34,808
449,100	PT Aneka Tambang Persero Tbk	25,449
71,800	PT Vale Indonesia Tbk*	17,840
3,505	Royal Bafokeng Platinum, Ltd.*	6,352
697	Seah Besteel Corp.	12,256
282	Seah Steel Corp.(b)(c)	17,417
2,792	Severstal PAO, GDR	46,374
66,000	Shougang Fushan Resources Group, Ltd.	14,536
71,766	Sibanye Gold, Ltd.*^	43,890
11,722	Steel Authority of India, Ltd.*	11,044
24,148	TA Chen Stainless Pipe	42,290
9,813	Tata Steel, Ltd., GDR	77,634
11,000	Thye Ming Industrial Co., Ltd.	12,609
22,000	Tung Ho Steel Enterprise Corp.	17,075
11,700	Vale SA	173,120
22,223	Vale SA, ADR	329,789
5,402	Vedanta, Ltd.	17,308
6,773	Vedanta, Ltd., ADR	86,694
15,000	YC INOX Co., Ltd.	12,944
3,000	Yeong Guan Energy Technology Group Co., Ltd.	5,264
39,359	Yieh Phui Enterprise Co., Ltd.	13,537
3,500	Zhaojin Mining Industry Co., Ltd.	2,702
72,000	Zijin Mining Group Co., Ltd.	27,698

		2,810,892

Multiline Retail (0.8%):
3,400	El Puerto de Liverpool SAb de C.V.	25,550
37,000	Far Eastern Department Stores, Ltd.	20,716
295	Hyundai Department Store Co., Ltd.	26,427
12,854	Lojas Renner SA	98,551
131	Lotte Shopping Co., Ltd.	24,748
1,090	Poya International Co., Ltd.	9,923
34,100	PT Matahari Department Store Tbk	15,821
485,000	PT Mitra Adiperkasa Tbk	26,848
1,504,200	Rimo International Lestari Tbk PT*	15,133
20,649	Ripley Corp SA	19,309

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
11,700	Robinson PCL	$25,464
3,596	S.A.C.I. Falabella	29,282
130	Shinsegae Department Store Co.	42,498
16,963	Woolworths Holdings, Ltd.	59,434

		439,704

Multi-Utilities (0.0%):
88,020	YTL Corporation Berhad	26,562

Oil, Gas & Consumable Fuels (6.7%):
4,729	Aegis Logistics, Ltd.	12,957
30,900	Bangchak Corp. Public Co., Ltd.	33,661
38,500	Banpu Public Co., Ltd.	22,754
4,863	Bharat Pertoleum Corp., Ltd.	25,085
1,639	Chennai Petroleum Corp., Ltd.	6,293
42,000	China Coal Energy Co., Ltd., Class H	17,702
186,000	China Petroleum & Chemical Corp., Class H	186,523
31,500	China Shenhua Energy Co., Ltd.	71,335
10,000	China Unienergy Group, Ltd.*	18,503
92,000	CNOOC, Ltd.	181,771
326	CNOOC, Ltd., ADR	64,398
2,482	Coal India, Ltd.	9,111
3,850	Cosan sa industria e Comercio	30,795
174	E1 Corp.	10,072
2,274	Ecopetrol SA, ADR	61,239
1,700	Empresas Copec SA	26,275
13,500	Energy Absolute Public Co., Ltd.	20,158
6,797	Exxaro Resources, Ltd.	69,553
13,000	Formosa Petrochemical Corp.	62,742
10,974	Gazprom OAO, ADR	54,790
2,700	Grupa Lotos SA	54,959
1,737	GS Holdings	86,271
3,975	Gujarat Mineral Development Corp., Ltd.	5,125
48	Hankook Shell Oil Co., Ltd.	14,801
11,200	Hengyuan Refining Co. BHD	17,215
8,845	Hindustan Petroleum Corp., Ltd.	30,691
12,804	Indian Oil Corp., Ltd.	27,095
60,200	Indika Energy Tbk PT	11,293
168,900	IRPC Public Co., Ltd.	35,469
40,000	Kunlun Energy Co., Ltd.	46,531
340	Lubelski Wegiel Bogdanka SA*	5,519
877	LUKOIL PJSC, ADR	67,038
218,800	Medco Energi Internasional*	14,655
7,265	MOL Hungarian Oil & Gas plc	78,313
140	NovaTek OAO, Registered Shares, GDR	25,718
7,632	Oil & Natural Gas Corp., Ltd.	18,662
5,553	Oil India, Ltd.	16,806
82,000	PetroChina Co., Ltd., Class H	66,894
10,434	Petroleo Brasileiro SA, ADR	125,938
18,410	Petroleo Brasileiro SA, ADR	192,570
144,200	Petron Corp.	23,210
3,300	Petron Malaysia Refining & Marketing BHD	6,579
3,800	Petronas Dagangan Berhad	24,131
10,744	Petronet LNG, Ltd.	33,320
10,880	Pilipinas Shell Petroleum Corp.	10,624
4,025	Polski Koncern Naftowy Orlen SA	110,196
12,311	Polskie Gornictwo Naftowe i Gazownictwo SA	21,563
290,000	PT Adaro Energy Tbk	35,635
336,100	PT Delta Dunia Makmur Tbk*	16,893
15,000	PT Indo Tambangraya Megah Tbk	26,014

See accompanying notes to the schedules of portfolio investments.

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
53,500	PT Tambang Batubara Bukit Asam Tbk	$15,506
22,400	PT United Tractors Tbk	49,556
9,600	PTT Exploration & Production Public Co., Ltd.	45,909
155,600	PTT PCL	261,214
3,900	QGEP Participacoes SA	12,642
3,972	Reliance Industries, Ltd.	68,951
8,252	Reliance Industries, Ltd., GDR(a)	282,830
6,618	Rosneft Oil Co., Registered Shares, GDR	49,640
27,680	Semirara Mining and Power Corp.	13,683
53,800	Siamgas & Petrochemicals PCL	20,639
52,000	Sinopec Kantons Holdings, Ltd.	23,194
723	SK Energy Co., Ltd.	140,149
355	SK Gas, Ltd.	26,973
576	S-Oil Corp.	71,125
867	Tatneft Pjsc, ADR	66,152
15,900	Thai Oil Public Co., Ltd.	43,547
2,493	The Great Eastern Shipping Co., Ltd.	9,890
2,064	Tupras-Turkiye Petrol Rafine	45,988
4,566	Ultrapar Participacoes SA, ADR^	42,281
178,000	United Energy Group, Ltd.	36,555
10,000	Yanzhou Coal Mining Co.	11,576

		3,573,445

Paper & Forest Products (0.9%):
2,001	Century Plyboards India, Ltd.	4,986
7,803	Duratex SA	17,430
5,996	Empresas CMPC SA	24,211
2,179	Fibria Celulose SA, ADR	40,377
2,331	Hansol Holdings Co., Ltd.	10,569
1,293	Hansol Paper Co., Ltd.	23,543
19,000	Lee & Man Paper Manufacturing, Ltd.	17,561
23,397	Long Chen Paper Co., Ltd.	16,199
1,095	Mondi, Ltd.	30,064
29,000	Nine Dragons Paper Holdings, Ltd.	31,364
44,300	PT Indah Kiat Pulp & Paper Corp Tbk	51,561
18,030	Sappi, Ltd.	113,148
6,600	Suzano Papel e Celulose SA	78,436
12,900	Ta Ann Holdings Berhad	8,326
47,000	YFY, Inc.	19,169

		486,944

Personal Products (1.0%):
181	Amorepacific Corp.	42,598
384	Amorepacific Group	32,289
926	Bajaj Corp., Ltd.	5,243
3,000	Chlitina Holding, Ltd.	22,710
945	Colgate-Palmolive India, Ltd.	14,102
173	Cosmax, Inc.	24,488
6,364	Dabur India, Ltd.	37,476
2,786	Emami, Ltd.	19,011
101	Gillette India, Ltd.	9,337
3,045	Godrej Consumer Products, Ltd.	32,293
3,000	Grape King BIO, Ltd.	21,070
9,000	Hengan International Group Co., Ltd.	82,580
209,200	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	11,800
499	Korea Kolmar Co., Ltd.	33,646
84	LG Household & Health Care, Ltd.	96,596
8,551	Marico, Ltd.	39,298
4,000	Natura Cosmeticos SA	28,092
492	Neopharm Co., Ltd.	22,537
174	Procter & Gamble Hygiene & Healthcare, Ltd.	23,329

Shares		Fair Value
Common Stocks, continued
Personal Products, continued
2,298	TCI Co., Ltd.	$36,917

		635,412

Pharmaceuticals (1.7%):
154	Abbott India, Ltd.	16,519
6,855	Adcock Ingram Holdings, Ltd.	30,405
510	Ajanta Pharma, Ltd.*	7,501
840	Alembic Pharmaceuticals, Ltd.	7,289
3,575	Aspen Pharmacare Holdings, Ltd.	42,847
7,287	Aurobindo Pharma, Ltd.	74,931
3,311	Cadila Healthcare, Ltd.	17,639
10,740	Center Laboratories, Inc.	25,300
16,000	China Grand Pharmaceutical And Healthcare Holding, Ltd.*	10,357
21,000	China Medical System Holdings, Ltd.	29,199
22,000	China Pharmaceutical Enterprise & Investment Corp.	46,659
3,000	China Shineway Pharmaceutical Group, Ltd.	4,083
12,000	China Traditional Chinese Medicine Co., Ltd.	8,160
190	Chong Kun Dang Pharmaceutical Corp.	20,213
156	Chongkundang Holdings Corp.	9,782
3,827	Cipla, Ltd.	34,541
7,000	Consun Pharmaceutical Group, Ltd.	5,565
24,000	Dawnrays Pharmaceutical Holdings, Ltd.	5,548
1,431	Dr. Reddy’s Laboratories, Ltd., ADR	49,513
27,400	Genomma Lab Internacional Sab de C.V.*	23,913
16	Glaxo smithkline Pharmaceuticals, Ltd.	320
3,004	Glenmark Pharmaceuticals, Ltd.	26,179
34	Hanmi Pharm Co., Ltd.	15,326
369	Hanmi Science Co., Ltd.	29,206
204,000	Hua Han Bio-Pharmaceutical Holdings, Ltd.*(b)(c)	2,590
2,700	Hypermarcas SA	19,049
2,351	Ipca Laboratories, Ltd.	22,034
2,206	Jubilant Life Sciences, Ltd.	22,288
754	Kwang Dong Pharmmaceutical Co.	5,194
3,131	Lupin, Ltd.	38,949
16,500	Luye Pharma Group, Ltd.(a)	14,799
1,654	Natco Pharma, Ltd.	17,152
552	Piramal Enterprises, Ltd.	17,514
287,900	PT Kalbe Farma Tbk	26,644
697	Richter Gedeon Nyrt	13,051
507	Samjin Pharmaceutical Co., Ltd.	26,602
181	Sanofi India, Ltd.	15,737
34,000	Sino Biopharmaceutical, Ltd.	31,684
133	Solara Active Pharma Sciences, Ltd.*	500
40,172	SSY Group, Ltd.	38,818
803	Strides Shasun, Ltd.	4,819
3,891	Sun Pharmaceutical Industries, Ltd.	33,433
6,435	Suven Life Sciences, Ltd.	23,947
11,000	Tong Ren Tang Technologies Co., Ltd.	16,107
695	Torrent Pharmaceuticals, Ltd.	15,842
5,000	TTY Biopharm Co., Ltd.	13,946
95	Yuhan Corp.	20,770
3,029	Yungjin Pharmaceutical Co., Ltd.*	23,025
16,000	YungShin Global Holding Corp.	21,326

		1,026,815

Professional Services (0.0%):
3,030	Sporton International, Inc.	13,292

See accompanying notes to the schedules of portfolio investments.

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development (3.5%):
28,000	Agile Property Holdings, Ltd.	$39,045
3,615	Aliansce Shopping Centers SA	13,294
7,349	Attacq, Ltd.*	8,067
38,800	Ayala Land, Inc.	28,772
215,000	Bangkok Land PCL	11,908
30,000	Beijing Capital Land, Ltd.	11,003
12,023	BR Malls Participacoes SA*	28,732
4,300	BR Properties SA	8,178
60,000	C C Land Holdings, Ltd.	14,875
15,400	Cathay Real Estate Development Co., Ltd.	9,263
23,000	Central China Real Estate, Ltd.	9,348
12,300	Central Pattana Public Co., Ltd.	31,568
29,000	China Evergrande Group	81,240
43,000	China Logistics Property Holdings Co., Ltd.*(a)	15,054
40,000	China Overseas Grand Oceans Group, Ltd.	12,884
30,000	China Overseas Land & Investment, Ltd.	93,952
82,000	China Overseas Property Holdings, Ltd.	23,582
30,000	China Resources Land, Ltd.	105,070
15,000	China Sce Property Holdings, Ltd.	5,790
50,000	China South City Holdings, Ltd.	8,178
7,300	China Vanke Co., Ltd., Class H	23,859
3,000	Chong Hong Construction Co., Ltd.	7,636
46,000	CIFI Holdings Group Co., Ltd.	20,860
18,000	Colour Life Services Group Co., Ltd.	10,231
24,490	Corporacion Inmobiliaria Vesta SAB de C.V.	37,656
43,000	Country Garden Holdings Co., Ltd.	53,513
14,000	DA-Li Development Co., Ltd.	12,996
6,951	DLF, Ltd.	15,583
852	Dongwon Development Co., Ltd.	3,165
13,200	DoubleDragon Properties Corp.*	4,767
44,500	Eco World Development Group Berhad*	12,900
2,544	Etalon Group, Ltd.	5,932
16,000	Farglory Land Development Co., Ltd.	16,819
474,000	Filinvest Land, Inc.	12,530
96,000	Franshion Properties China, Ltd.	43,633
30,000	Future Land Development Holdings, Ltd.	19,141
16,000	Greenland Hong Kong Holdings, Ltd.	4,904
12,500	Greentown China Holdings, Ltd.	11,556
23,046	Grupo Gicsa SA de C.V.*	11,011
18,000	Guangzhou R&F Properties Co., Ltd., Class H	33,041
26,000	Guorui Properties, Ltd.	6,777
15,600	Highwealth Construction Corp.	24,723
4,000	Huaku Development Co., Ltd.	8,746
22,800	Hung Sheng Construction, Ltd.	22,634
1,800	Iguatemi Empresa de Shopping Centers SA	13,809
5,190	Indiabulls Real Estate, Ltd.*	6,282
21,700	IOI Properties Group Berhad	8,773
12,000	Jiayuan International Group, Ltd.	20,543
33,000	K Wah International Holdings L	15,633
31,000	Kingdom Construction Corp.	22,086
4,405	Korea Real Estate Investment & Trust Co., Ltd.	11,080
15,000	KWG Property Holding, Ltd.	13,709
6,200	L.P.N. Development Public Co., Ltd.	1,995

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
14,182	LC Corp. SA	$9,545
10,000	Logan Property Holdings Co., Ltd.	11,160
18,500	Longfor Properties Co., Ltd.	47,258
52,975	Mah Sing Group Berhad	13,058
27,000	Matrix Concepts Holdings Berhad	13,645
190,500	Megaworld Corp.	15,520
59,000	Mingfa Group International Co., Ltd.*(b)(c)	424
3,795	Multiplan Empreendimentos Imobiliarios SA	17,659
1,588	NEPI Rockcastle plc	14,433
938	Oberoi Realty, Ltd.	5,256
8,462	Parque Arauco SA	21,944
944	Phoenix Mills, Ltd. (The)	7,141
53,000	Poly Property Group Co., Ltd.	18,676
1,252	Prestige Estates Projects, Ltd.	3,624
33,000	Prince Housing & Development Corp.	11,779
21,400	Pruksa Holding Public Co., Ltd.	14,026
417,700	PT Alam Sutera Realty Tbk*	8,010
434,245	PT Ciputra Development Tbk	25,458
2,256,500	PT Hanson International Tbk*	19,687
577,600	PT Lippo Karawaci Tbk	13,332
177,300	PT Modernland Realty Tbk	2,594
327,500	PT Pakuwon Jati Tbk	11,300
251,500	PT Summarecon Agung Tbk	11,087
130,100	Quality Houses PCL	13,919
54,000	Radium Life Tech Co., Ltd.*	31,737
20,000	Redco Properties Group, Ltd.(a)	10,171
464,000	Renhe Commercial Holdings Co., Ltd.*	15,594
22,000	Road King Infrastructure, Ltd.	37,528
49,352	Robinsons Land Corp.	18,553
14,000	Ronshine China Holdings, Ltd., Class H*	16,231
15,600	Ruentex Development Co., Ltd.(c)	18,243
195,700	SC Asset Corp. Public Co., Ltd.	22,022
14,000	Shanghai Industrial Urban development Group, Ltd.	2,329
75,023	Shenzhen Investment, Ltd.	23,969
21,000	Shimao Property Holdings, Ltd.	52,401
95,500	Shui On Land, Ltd.	22,192
43,400	Siam Future Development PCL	11,730
21,995	Sime Darby Property Berhad	6,271
48,500	Sino-Ocean Land Holdings, Ltd.	21,454
30,000	Skyfame Realty Holdings, Ltd.	18,777
34,200	SM Prime Holdings, Inc.	22,953
707	Sobha, Ltd.	3,888
36,500	Soho China, Ltd.	14,170
14,100	SP Setia Berhad	9,202
27,000	Sunac China Holdings, Ltd.	83,060
20,464	Sunway Berhad	7,468
28,400	Supalai Public Co., Ltd.	21,337
67,000	Taiwan Land Development Corp.*	19,858
42,100	UEM Sunrise Berhad	8,443
33,700	UOA Development Berhad	18,743
89,800	Vista Land & Lifescapes, Inc.	10,109
172,000	Yuexiu Property Co., Ltd.	30,518
24,000	Yuzhou Properties Co., Ltd.	9,757

		2,017,569

Road & Rail (0.2%):
1,500	Cia de Locacao DAS Americas	9,989
102	CJ Korea Express Co., Ltd.*	14,524
2,574	Container Corp. of India, Ltd.	22,275
7,300	Cosan Logistica SA*	18,403
1,934	Globaltrans Investment plc, GDR	20,306

See accompanying notes to the schedules of portfolio investments.

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
8,270	Localiza Rent a Car SA	$46,817
821	PKP Cargo SA*	10,688
10,000	Rumo SA*	36,973

		179,975

Semiconductors & Semiconductor Equipment (6.5%):
9,000	A-DATA Technology Co., Ltd.	14,479
5,000	Advanced Wireless Semiconductor Co.	7,901
12,000	Anpec Electronics Corp.(c)	21,067
5,100	Ardentec Corp.	6,095
30,841	ASE Technology Holding Co., Ltd., ADR	148,961
13,000	Chipbond Technology Corp.	25,104
2,091	Dongbu Hitek Co., Ltd.	29,773
5,588	Elite Advanced Laser Corp.	12,383
17,000	Elite Semiconductor Memory Technology, Inc.	18,442
2,000	eMemory Technology, Inc.	19,005
251	EO Technics Co., Ltd.	11,901
23,000	Epistar Corp.	26,012
20,000	Everlight Electronics Co., Ltd.	20,434
22,000	FocalTech Systems Co., Ltd.	18,331
250,000	GCL-Poly Energy Holdings, Ltd.*	17,558
9,000	Gigastorage Corp.*	3,021
15,634	Gintech Energy Corp.*(b)(c)	6,401
30,800	Globetronics Technology Berhad	18,591
12,000	Greatek Electronics, Inc.	19,807
11,000	Holtek Semiconductor, Inc.	28,518
11,000	Hua Hong Semiconductor, Ltd.(a)	23,449
1,582	Jinkosolar Holding Co., Ltd., ADR*^	17,038
1,838	Jusung Engineering Co., Ltd.	13,268
31,000	King Yuan Electronics Co., Ltd.	20,717
13,000	Kinsus Interconnect Technology Corp.	22,128
146	Koh Young Technology, Inc.	14,369
2,000	Land Mark Optoelectronics Corp.	18,707
121	LEENO Industrial, Inc.	7,204
15,000	Lite-On Semiconductor Corp.	14,652
35,124	Macronix International Co., Ltd.	29,298
3,600	Malaysian Pacific Industries Berhad	10,562
4,000	MediaTek, Inc.	32,311
10,816	Motech Industries, Inc.*	3,572
11,424	Nanya Technology Corp.	21,717
26,430	Neo Solar Power Corp.*	9,086
9,000	Novatek Microelectronics Corp.	44,201
26,000	OptoTech Corp.	19,352
13,000	Pan Jit International, Inc.*	13,762
1,000	Parade Technologies, Ltd.	15,220
3,000	Phison Electronics Corp.	23,823
15,000	Powertech Technology, Inc.	40,936
935	PSK, Inc.	14,070
9,000	Radiant Opto-Electronics Corp.	20,329
6,000	Realtek Semiconductor Corp.	26,728
6,257	Semiconductor Manufacturing International Corp., ADR*	33,976
1,476	Seoul Semiconductor Co., Ltd.	27,266
5,300	SFA Semicon Co., Ltd.*	9,270
4,000	Sigurd Microelectronics Corp.	4,410
14,000	Sino-American Silicon Products, Inc.	35,912
5,000	Sitronix Technology Corp.	13,713
5,795	SK Hynix, Inc.	381,924
1,456	Systems Technology, Inc.	16,141
9,000	Taiwan Semiconductor Co., Ltd.	17,644

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
40,551	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	$1,790,731
14,000	Taiwan Surface Mounting Technology Corp.	18,275
877	TechWing, Inc.	10,828
862	Tes Co., Ltd.	12,827
3,228	Topco Scientific Co., Ltd.	7,459
758	Toptec Co., Ltd.*	9,189
35,700	Unisem (M) Berhad	26,736
51,870	United Microelectronics Corp., ADR	133,825
1,890	Unitest, Inc.	26,477
13,000	Vanguard International Semiconductor Corp.	28,550
5,250	Visual Photonics Epitaxy Co., Ltd.	13,063
3,153	WIN Semiconductors Corp.	13,789
56,648	Winbond Electronics Corp.	26,877
750	Wonik Ips Co., Ltd.	15,139
3,888	WONIK IPS Co., Ltd.*	17,417
76,901	Xinyi Solar Holdings, Ltd.	23,681

		3,665,402

Software (0.2%):
1,872	Asseco Poland SA	24,214
1,953	Cyient, Ltd.	20,056
333	DuzonBIzon Co., Ltd.	18,313
4,000	Kingsoft Corp., Ltd.	7,540
4,341	Kpit Technologies, Ltd.	12,780
1,199	MiX Telematics, Ltd., ADR	17,314
548	NIIT Technologies, Ltd.	8,293
424	Oracle Financial Services Software, Ltd.	22,909
1,758	Tata Elxsi, Ltd.	28,038

		159,457

Specialty Retail (1.0%):
39,000	Beauty Community Public Co., Ltd., Class F	14,566
19,800	Bermaz Motor Berhad	10,093
394	Cashbuild, Ltd.	8,185
11,000	China Harmony New Energy Auto Holding, Ltd.	4,583
20,500	China Zhentong Auto Services Holdings, Ltd.	13,470
2,900	Cia. Hering	12,790
255,000	GOME Electrical Appliances Holdings, Ltd.*	26,050
49,400	Home Product Center Public Co., Ltd.	24,132
3,000	Hotai Motor Co., Ltd.	25,532
134	Hotel Shilla Co., Ltd.	13,111
291	Lotte Himart Co., Ltd.	17,496
4,828	Mr.Price Group, Ltd.	77,848
16,800	Padini Holdings Berhad	23,883
7,200	PC Jeweller, Ltd.	6,195
236,600	PT ACE Hardware Indonesia Tbk	22,868
48,000	PTG Energy PCL	19,872
722	Shankara Building Products, Ltd.	12,244
41,700	Siam Global House PCL	26,952
13,142	Super Group, Ltd.*	37,204
4,203	The Foschini Group, Ltd.	51,487
8,941	Truworths International, Ltd.	52,737
4,908	Via Varejo SA	18,256
8,500	Zhongsheng Group Holdings, Ltd.	20,477

		540,031

See accompanying notes to the schedules of portfolio investments.

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals (5.5%):
32,000	Acer, Inc.	$26,438
4,399	Advantech Co., Ltd.	32,767
13,000	Asia Vital Components Co., Ltd.	11,593
5,000	Asustek Computer, Inc.	43,001
5,000	Aten International Co., Ltd.	13,381
3,562	Casetek Holdings, Ltd.	6,028
9,000	Catcher Technology Co., Ltd.	98,997
8,125	Chicony Electronics Co., Ltd.	16,443
14,000	Clevo Co.	13,292
99,967	CMC Magnetics Corp.*	22,295
56,000	Compal Electronics, Inc.	34,745
92,000	Coolpad Group, Ltd.*(b)(c)	460
76,000	Elitegroup Computer Systems Co., Ltd.	38,449
2,000	Ennoconn Corp.	18,318
11,000	Gigabyte Technology Co., Ltd.	17,285
9,000	High Tech Computer Corp.*	11,962
5,148	Innodisk Corp.	19,899
20,000	Inventec Corp.	17,942
4,000	Legend Holdings Corp., Class H(a)	12,261
82,000	Lenovo Group, Ltd.	59,897
27,460	Lite-On Technology Corp.	34,521
11,000	Micro-Star International Co., Ltd.	29,583
30,030	Mitac Holding Corp.	27,931
28,000	Pegatron Corp.	55,582
7,000	Primax Electronics, Ltd.	11,192
18,000	Qisda Corp.	11,757
29,000	Quanta Computer, Inc.	50,478
26,000	Quanta Storage, Inc.	20,388
35,876	Ritek Corp.*	16,113
6,800	Samsung Electronics Co., Ltd.	284,838
1,913	Samsung Electronics Co., Ltd., GDR	1,997,665
208	Sindoh Co., Ltd.	9,312
8,000	Transcend Infromation, Inc.	18,381
71,368	Wistron Corp.	46,498

		3,129,692

Textiles, Apparel & Luxury Goods (1.8%):
5,885	Aksa Akrilik Kimya Sanayii AS	9,794
12,000	Anta Sports Products, Ltd.	57,601
1,300	Arezzo Industria E Comercio SA	13,879
3,289	Arvind, Ltd.	14,421
124,000	Bosideng International Holdings, Ltd.	17,327
587	CCC SA	35,004
213,000	China Dongxiang Group Co., Ltd.	35,483
52,000	Citychamp Watch & Jewellery Group, Ltd.	11,155
10,000	Cosmo Lady China Holdings Co., Ltd.(a)	4,384
2,059	De Licacy Industrial Co., Ltd.	1,497
2,085	Eclat Textile Co., Ltd.	25,755
451	F&f Co., Ltd.	34,266
4,075	Feng Tay Enterprise Co., Ltd.	25,098
885	Fila Korea, Ltd.	35,812
14,000	Formosta Taffeta Co., Ltd.	16,983
600	Guararapes Confeccoes SA	15,435
1,843	H.S. Industries Co., Ltd.	14,026
535	Handsome Co., Ltd.	18,063
585	Hansae Co., Ltd.	11,472
60	Hyosung TNC Co., Ltd.*	10,060
1,315	Indo Count Industies, Ltd.	1,171
4,000	Jnby Design, Ltd.	7,051
785	KPR Mill, Ltd.	6,565
51,000	Lealea Enterprise Co., Ltd.	18,366
459	LF Corp.	10,780
26,500	Li Ning Co., Ltd.*	25,063

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
4	LPP SA	$9,357
3,212	Makalot Industrial Co., Ltd.	15,905
68	Page Industries, Ltd.	30,839
30,000	Pou Chen Corp.	31,677
1,497,300	PT Sri Rejeki Isman Tbk	34,556
2,940	Rajesh Exports, Ltd.	27,265
1,269	Raymond, Ltd.	11,618
35,000	Roo Hsing Co., Ltd.*	13,774
7,000	Ruentex Industries, Ltd.	13,911
7,000	Shenzhou International Group	89,812
388	SRF, Ltd.	9,162
34,140	Tainan Spinning Co., Ltd.	14,869
7,000	Taiwan Paiho, Ltd.	13,833
7,000	Texhong Textile Group, Ltd.	10,482
2,773	Titan Co., Ltd.	30,773
4,000	TOPBI International Holdings, Ltd.*	13,295
627	Vardhman Textiles, Ltd.	8,785
5,586	Welspun India, Ltd.	4,513
31,000	Xtep International Holdings, Ltd.	17,834
337	Youngone Corp.	11,998
239	Youngone Holdings Co., Ltd.	13,957

		904,726

Thrifts & Mortgage Finance (0.6%):
1,135	Can Fin Homes, Ltd.	3,723
5,015	Dewan Housing Finance Corp., Ltd.	19,015
1,572	Gruh Finance, Ltd.	6,596
7,655	Housing Development Finance Corp., Ltd.	185,244
5,052	Indiabulls Housing Finance, Ltd.	59,701
7,284	LIC Housing Finance, Ltd.	41,952
205	PNB Housing Finance, Ltd.(a)	2,508

		318,739

Tobacco (0.4%):
3,300	British American Tobacco Malaysia Berhad	25,298
31,635	ITC, Ltd.	129,991
823	KT&G Corp.	77,172
23	Philip Morris CR AS	15,455
7,000	PT Gudang Garam Tbk	34,782
214	VST Industries, Ltd.	8,265

		290,963

Trading Companies & Distributors (0.2%):
11,062	Adani Enterprises, Ltd.	19,933
6,830	Barloworld, Ltd.	59,469
154,000	CITIC Resources Holdings, Ltd.	15,151
1,537	Daewoo International Corp.	29,023
1,664	Hudaco Industries, Ltd.	17,028
590	LG International Corp.	11,778
270,000	New Provenance Everlasting Holdings, Ltd.*	1,759
52,300	PT AkR Corporindo Tbk	12,879
2,473	SK Network Co., Ltd.	12,264
88	Trencor, Ltd.	178

		179,462

Transportation Infrastructure (1.4%):
7,251	Adani Ports & Special Economic Zone, Ltd.	32,911
30,500	Airports of Thailand PCL	61,651
13,600	Bangkok Aviation Fuel Services Public Co., Ltd.	14,391
140,782	Bangkok Exressway & Metro Public Co., Ltd.	37,863
20,000	Beijing Capital International Airport Co., Ltd.	24,164

See accompanying notes to the schedules of portfolio investments.

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure, continued
13,964	China Merchants Holdings International Co., Ltd.	$26,712
11,900	Companhia de Concessoes Rodoviarias	24,725
26,000	Cosco Pacific, Ltd.	28,606
14,900	Ecorodovias Infraestrutura e Logistica SA	26,271
1,854	Gateway Distriparks, Ltd.	3,718
3,512	Gayatri Highways, Ltd.*	85
15,617	Grindrod, Ltd.*	8,614
4,715	Grupo Aeroportuario del Centro Norte, SAb de C.V.	33,704
260	Grupo Aeroportuario del Sureste SAB de C.V., ADR^	53,334
4,648	Grupo Aeroporturaio del Pacifico SAB de C.V.	50,859
5,801	Gujarat Pipavav Port, Ltd.	8,028
19,750	International Container Terminal Services, Inc.	34,433
16,000	Jiangsu Expressway Co., Ltd., Series H	20,487
12,000	Malaysia Airports Holdings Berhad	25,858
4,080	Promotora y Operadora de Infraestructura SAB de C.V.	43,434
57,956	PT Jasa Marga Persero Tbk	17,383
15,000	Qingdao Port International Co., Ltd.*(a)	10,627
15,000	Santos Brasil Participacoes SA	9,844
22,789	Shenzhen International Holdings, Ltd.	47,014
58,253	Sociedad Matriz SAAM SA	5,568
18,000	Taiwan High Speed Rail Corp.	17,631
6,974	TAV Havalimanlari Holding AS	36,220
70,000	Tianjin Port Development Holdings, Ltd.	7,930
29,300	Westports Holding Berhad	26,928
44,000	Yuexiu Transport Infrastructure, Ltd.	34,911
20,000	Zhejiang Expressway Co., Ltd.	16,605

		790,509

Water Utilities (0.3%):
36,941	Aguas Andinas SA, Class A	20,455
38,000	Beijing Enterprises Water Group, Ltd.	20,248
4,600	Cia de Saneamento Do Parana	9,512
1,600	Cia de Saneamento Do Parana	16,424
6,610	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	38,998
1,200	Companhia de Saneamento de Minas Gerais- Copasa MG	11,587
64,000	CT Environmental Group, Ltd.	7,393
22,000	Guangdong Investment, Ltd.	39,076
16,068	Inversiones Aguas Metropolitanas SA	23,913
25,200	Manila Water Co.	11,411
37,300	TTW Public Co., Ltd.	14,081

		213,098

Wireless Telecommunication Services (2.8%):
11,500	Advanced Information Service plc	71,402
13,356	America Movil SAB de C.V., Series L, ADR	214,497
38,090	Axiata Group Berhad	41,943
13,919	Bharti Airtel, Ltd.	64,990
19,500	China Mobile, Ltd.	191,389
5,853	China Mobile, Ltd., ADR	286,388
17,300	DIGI.com Berhad	20,138

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
2,969	Empresa Nacional de Telecomunicaciones SA	$25,252
18,000	Far EasTone Telecommunications Co., Ltd.	42,908
520	Globe Telecom, Inc.	21,177
29,245	Idea Cellular, Ltd.*	15,559
16,200	Maxis Berhad	22,849
28,010	MTN Group, Ltd.	173,458
1,112	PLDT, Inc., ADR	28,578
30,600	PT Indosat Tbk	6,262
112,500	PT XL Axiata Tbk*	20,815
25,752	Reliance Communications, Ltd.*	4,230
1,682	SK Telecom Co., Ltd., ADR	46,894
14,000	Taiwan Mobile Co., Ltd.	50,213
1,730	Tim Participacoes SA, ADR	25,068
15,400	Total Access Communication Public Co., Ltd.	22,395
5,607	Turkcell Iletisim Hizmetleri AS, ADR	27,026
11,621	Veon, Ltd., ADR^	33,701
7,366	Vodacom Group, Ltd.	65,581

		1,522,713

Total Common Stocks (Cost $54,353,772)		55,929,221

Preferred Stocks (0.3%):
Airlines (0.0%):
27,015	Avianca Holdings SA, 6.48%	19,304
3,500	Azul SA*	20,811

		40,115

Chemicals (0.2%):
2,900	Braskem SA, Class A, 5.39%	41,854
2,000	Unipar Carbocloro SA, 2.85%	20,307

		62,161

Electric Utilities (0.0%):
723	Companhia de Transmissao de Energia Eletrica Paulista, 12.63%	10,420

Independent Power and Renewable Electricity Producers (0.0%):
4,100	Companhia Energetica de Sao Paulo, Class B, 0.25%	15,169

Machinery (0.0%):
17,000	Marcopolo SA, 0.62%	14,314

Metals & Mining (0.1%):
4,500	Cia Ferro Ligas da Bahia - FERBASA	21,574
7,000	Usinas Siderurgicas de Minas Gerais SA, Class A, 0.58%	14,388

		35,962

Total Preferred Stocks (Cost $142,984)		178,141

Warrant (0.0%):
Media (0.0%):
16,220	Vgi Gobal Media PCL Warrant(c)	—

Total Warrant (Cost $–)		—

Rights (0.0%):
Banks (0.0%):
55,245	CIMB Thai Bank PCL, Expires on 10/15/18*(b)(c)	17

Chemicals (0.0%):
3,380	China Synthetic Rubber, Expires on 10/08/18*(b)(c)	155

Consumer Finance (0.0%):
1,456	Yulon Finance Corp., Expires on 10/08/18*(b)(c)	—

See accompanying notes to the schedules of portfolio investments.

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Rights, continued
Metals & Mining (0.0%):
4,602	TA Chen Stainless Pipe Co., Expires on 10/09/18*(b)(c)	$1,734

Total Rights (Cost $–)		1,906

Securities Held as Collateral for Securities on Loan (1.1%):
597,451	AZL DFA Emerging Markets Core Equity Fund Securities Lending Collateral Account(d)	597,451

Total Securities Held as Collateral for Securities on Loan (Cost $597,451)		597,451

Unaffiliated Investment Company (0.0%):
15,957	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.91%(e)	15,957

Total Unaffiliated Investment Company (Cost $15,957)		15,957

Total Investment Securities (Cost $55,110,164) - 100.5%		56,722,676
Net other assets (liabilities) - (0.5)%		(266,677)

Net Assets - 100.0%		$56,455,999

Percentages indicated are based on net assets as of September 30, 2018.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2018. The total value of securities on loan as of September 30, 2018, was $566,894.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2018, these securities represent 0.12% of the net assets of the Fund.

(c)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2018. The total of all such securities represent 0.25% of the net assets of the fund.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2018.
(e)	The rate represents the effective yield at September 30, 2018.

Amounts shown as “–” are either $0 or rounds to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2018:

Country	Percentage
Belize	— %^
Bermuda	0.2%
Brazil	6.8%
British Virgin Islands	— %^
Cayman Islands	0.6%
Chile	1.4%
China	11.3%
Colombia	0.5%
Czech Republic	0.2%
Egypt	0.1%
Guernsey	— %^
Hong Kong	5.6%
Hungary	0.3%
India	11.7%
Indonesia	2.7%
Malaysia	3.4%
Malta	— %^
Mexico	3.6%
Netherlands	0.1%
Panama	— %^
Philippines	1.4%
Poland	1.6%
Republic of Korea (South)	17.6%
Romania	— %^
Russian Federation	1.2%
South Africa	6.9%
Spain	— %^
Switzerland	0.1%
Taiwan, Province Of China	16.6%
Thailand	3.6%
Turkey	0.9%
Ukraine	0.1%
United States	1.5%

100.0%

^	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds (17.8%):
Beverages (1.7%):
$ 210,000	Coca-Cola Co. (The), 2.20%, 5/25/22^	$202,549
1,200,000	Coca-Cola Co. (The), 1.13%, 9/22/22	1,436,420
5,800,000	Coca-Cola Co. (The), 0.75%, 3/9/23, Callable 12/9/22 @ 100	6,816,865

		8,455,834

Communications Equipment (0.6%):
1,000,000	Cisco Systems, Inc., 2.20%, 2/28/21	979,167
2,000,000	Cisco Systems, Inc., 1.85%, 9/20/21, Callable 8/20/21 @ 100	1,928,523

		2,907,690

Consumer Finance (2.6%):
12,435,000	Toyota Motor Credit Corp., 2.60%, 1/11/22	12,167,185
200,000	Toyota Motor Credit Corp., 0.75%, 7/21/22	236,271
257,000	Toyota Motor Credit Corp., 2.38%, 2/1/23	322,985

		12,726,441

Diversified Financial Services (0.3%):
1,610,000	Berkshire Hathaway, Inc., 2.20%, 3/15/21, Callable 2/15/21 @ 100^	1,578,676

Household Products (2.2%):
2,000,000	Colgate-Palmolive Co., 2.30%, 5/3/22	1,945,050
2,000,000	Procter & Gamble Co. (The), 1.70%, 11/3/21	1,922,679
1,474,000	Procter & Gamble Co. (The), 2.15%, 8/11/22	1,418,842
4,700,000	Procter & Gamble Co. (The), 2.00%, 8/16/22	5,819,849

		11,106,420

Industrial Conglomerates (0.5%):
1,850,000	3M Co., 0.38%, 2/15/22, Callable 11/15/21 @ 100	2,161,751
200,000	3M Co., 0.95%, 5/15/23	238,221

		2,399,972

IT Services (0.9%):
4,600,000	IBM Corp., 2.50%, 1/27/22	4,487,766

Oil, Gas & Consumable Fuels (1.6%):
600,000	Chevron Corp., 2.10%, 5/16/21, Callable 4/15/21 @ 100^	585,258
7,000,000	Chevron Corp., 2.50%, 3/3/22, Callable 2/3/22 @ 100	6,836,316
500,000	Exxon Mobil Corp., 2.40%, 3/6/22, Callable 1/6/22 @ 100	486,815

		7,908,389

Pharmaceuticals (2.7%):
100,000	Johnson & Johnson, 0.25%, 1/20/22, Callable 12/20/21 @ 100	116,639
2,000,000	Merck & Co., Inc., 2.35%, 2/10/22	1,947,088
958,000	Novartis Capital Corp., 2.40%, 5/17/22, Callable 4/17/22 @ 100	929,477
3,000,000	Novartis Capital Corp., 2.40%, 9/21/22^	2,899,384
3,000,000	Pfizer, Inc., 1.95%, 6/3/21	2,914,375

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Pharmaceuticals, continued
$ 4,021,000	Pfizer, Inc., 0.25%, 3/6/22, Callable 2/6/22 @ 100	$4,677,243

		13,484,206

Software (4.2%):
6,551,000	Microsoft Corp., 2.40%, 2/6/22, Callable 1/6/22 @ 100	6,399,297
2,500,000	Microsoft Corp., 2.38%, 2/12/22, Callable 1/12/22 @ 100	2,440,908
10,307,000	Oracle Corp., 1.90%, 9/15/21, Callable 8/15/21 @ 100	9,951,665
1,833,000	Oracle Corp., 2.50%, 5/15/22, Callable 3/15/22 @ 100	1,784,064

		20,575,934

Technology Hardware, Storage & Peripherals (0.5%):
2,000,000	Apple, Inc., 1.00%, 11/10/22	2,398,414

Total Corporate Bonds (Cost $90,712,515)		88,029,742

Foreign Bonds (64.6%):
Banks (16.3%):
1,000,000	Bank of Montreal, 1.88%, 3/31/21+	756,655
1,000,000	Commonwealth Bank of Australia, Series E, 0.50%, 7/11/22+	1,162,138
550,000	Cooperatieve Rabobank UA, 0.13%, 10/11/21+	638,397
500,000	Cooperatieve Rabobank UA, Series G, 4.00%, 1/11/22+	651,149
2,389,000	Cooperatieve Rabobank UA, Series E, 4.75%, 6/6/22+	3,223,355
2,093,000	Cooperatieve Rabobank UA, 0.50%, 12/6/22+	2,441,431
1,150,000	Dexia Credit Local SA, 0.63%, 1/21/22+	1,360,654
9,350,000	Dexia Credit Local SA, 0.25%, 6/2/22+	10,911,528
1,500,000	Dexia Credit Local SA, Series E, 1.13%, 6/15/22+	1,924,414
650,000	International Bank for Reconstruction & Development, 1.00%, 12/19/22+	836,046
3,100,000	Kreditanstalt fuer Wiederaufbau, 0.01%, 12/15/22+	3,597,605
1,700,000	Kreditanstalt fuer Wiederaufbau, 0.13%, 2/24/23+	1,979,961
6,123,000	Kreditanstalt fuer Wiederaufbau, 2.13%, 8/15/23+	7,797,606
475,000	Land Nordrhein-Westfalen, 0.13%, 3/16/23+	551,761
1,000,000	Land Nordrhein-Westfalen, 0.20%, 4/17/23, MTN+	1,164,615
3,000,000	National Australia Bank, Ltd., Series G, 0.88%, 1/20/22+	3,535,751
500,000	National Australia Bank, Ltd., 0.35%, 9/7/22+	576,538
1,900,000	Nordea Bank AB, Series E, 3.25%, 7/5/22+	2,444,145
1,164,000	Oesterreichische Kontrollbank AG, Series E, 0.75%, 3/7/22+	1,486,135
7,700,000	Royal Bank of Canada, Series DPNT, 1.97%, 3/2/22+	5,771,572

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Banks, continued
$ 600,000	Skandinaviska Enskilda Banken AB, Series G, 0.30%, 2/17/22+	$697,914
1,190,000	Skandinaviska Enskilda Banken AB, 1.25%, 8/5/22+	1,520,284
2,700,000	State of North Rhine-Westphalia Germany, 0.05%, 12/5/22+	3,127,289
3,167,000	State of North Rhine-Westphalia Germany, 0.38%, 2/16/23+	3,722,549
3,450,000	Svenska Handelsbanken AB, Series E, 0.25%, 2/28/22+	4,006,109
1,000,000	Svenska Handelsbanken AB, 2.63%, 8/23/22+	1,262,280
1,100,000	Svenska Handelsbanken AB, 1.13%, 12/14/22+	1,314,872
5,000,000	Toronto-Dominion Bank (The), Series DPNT, 2.62%, 12/22/21+	3,838,057
10,300,000	Toronto-Dominion Bank (The), Series DPNT, 1.99%, 3/23/22+	7,730,861
300,000	Westpac Banking Corp., Series E, 0.25%, 1/17/22+	346,704

		80,378,375

Capital Markets (1.1%):
3,000,000	Canada Housing Trust, 2.40%, 12/15/22+(a)	2,306,504
3,000,000	Canada Housing Trust No 1, 1.75%, 6/15/22+(a)	2,259,419
400,000	FMS Wertmanagement, 1.00%, 9/7/22+	514,170
300,000	FMS Wertmanagement AoeR, 0.88%, 2/14/22+	385,902

		5,465,995

Consumer Finance (0.4%):
1,000,000	Toyota Credit Canada, Inc., 2.20%, 2/25/21, MTN+	761,092
1,500,000	Toyota Credit Canada, Inc., 2.02%, 2/28/22+	1,121,231

		1,882,323

Diversified Financial Services (24.1%):
1,000,000	Agence Francaise de Developpement, 0.13%, 4/30/22+	1,162,956
1,500,000	Agence Francaise de Developpement, 0.50%, 10/25/22+	1,765,277
5,700,000	ASB Finance, Ltd., Series E, 0.50%, 6/10/22+	6,602,782
11,248,000	Asian Development Bank, 0.20%, 5/25/23+	13,102,680
550,000	Bank Nederlandse Gemeenten NV, Series E, 1.00%, 3/15/22+	708,020
2,100,000	Bank Nederlandse Gemeenten NV, 0.50%, 8/26/22+	2,482,622
1,800,000	Bank Nederlandse Gemeenten NV, 2.25%, 8/30/22+	2,270,604
1,600,000	Bank Nederlandse Gemeenten NV, 0.25%, 2/22/23+	1,869,515
434,000	BNG Bank NV, 0.05%, 7/11/23, MTN+	500,380
6,300,000	Caisse d’Amortissement de la Dette Sociale, 0.13%, 11/25/22+	7,342,652
403,000	Council Of Europe Development Bank, 0.38%, 10/27/22+	474,791

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Diversified Financial Services, continued
$ 750,000	Council Of Europe Development Bank, 0.13%, 5/25/23, MTN+	$870,796
500,000	European Financial Stability Facility, Series E, 2.25%, 9/5/22+	632,766
11,868,000	European Financial Stability Facility, 0.00%, 11/17/22+	13,774,789
400,000	European Investment Bank, 2.50%, 10/31/22, MTN+	545,120
2,000,000	European Investment Bank, 2.38%, 1/18/23+	1,530,911
400,000	European Investment Bank, 1.63%, 3/15/23+	496,001
4,047,000	European Stability Mechanism, 0.03%, 10/18/22+	4,692,979
7,098,000	European Stability Mechanism, 0.10%, 7/31/23+	8,212,981
400,000	Kommunalbanken AS, 1.13%, 11/30/22+	515,156
12,000,000	Kommuninvest I Sverige AB, 1.00%, 9/15/21+	1,380,894
106,000,000	Kommuninvest I Sverige AB, 0.25%, 6/1/22+	11,903,060
12,000,000	Kommuninvest I Sverige AB, 0.75%, 2/22/23+	1,364,358
200,000	Landeskreditbank Baden-Wuerttemberg Foerderbank, Series E, 0.88%, 3/7/22+	256,426
4,250,000	Landwirtschaftliche Rentenbank, 0.05%, 6/12/23, MTN+	4,914,261
1,466,000	Municipality Finance plc, 1.25%, 12/7/22+	1,899,358
3,000,000	Nederlandse Waterschapsbank NV, 0.50%, 10/27/22+	3,543,490
100,000	Nederlandse Waterschapsbank NV, 0.50%, 1/19/23+	118,051
500,000	Nestle Finance International, Ltd., 1.75%, 9/12/22+	615,958
1,000,000	NRW Bank, 0.04%, 8/10/22+	1,159,176
1,787,000	NRW Bank, 0.08%, 11/11/22+	2,067,630
4,500,000	NRW Bank, 0.13%, 3/10/23+	5,222,591
4,850,000	NRW Bank, 0.13%, 7/7/23+	5,611,237
4,680,000	OP Corporate Bank plc, Series E, 0.75%, 3/3/22+	5,505,797
450,000	OP Corporate Bank plc, 0.38%, 10/11/22+	520,530
700,000	Roche Finance Europe BV, 0.50%, 2/27/23, Callable 11/27/22 @ 100+	822,941
500,000	Temasek Financial I, Ltd., Series E, 0.50%, 3/1/22+	586,225
800,000	Temasek Financial I, Ltd., Series G, 4.63%, 7/26/22+	1,158,456
600,000	Total Capital Canada, Ltd., Series E, 1.13%, 3/18/22+	720,034
900,000	Total Capital International SA, 0.25%, 7/12/23, MTN+	1,038,026

		119,962,277

Insurance (0.8%):
600,000	UNEDIC ASSEO, 0.13%, 5/25/22+	699,531

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Insurance, continued
$ 2,600,000	UNEDIC ASSEO, 0.88%, 10/25/22+	$3,117,274

		3,816,805

Oil, Gas & Consumable Fuels (1.0%):
1,800,000	Shell International Finance BV, Series E, 1.25%, 3/15/22+	2,169,282
900,000	Shell International Finance BV, Series E, 1.00%, 4/6/22+	1,074,726
1,300,000	Statoil ASA, 0.88%, 2/17/23, Callable 11/17/22 @ 100+	1,538,733

		4,782,741

Pharmaceuticals (3.2%):
1,983,000	Bayerische Landesbodenkreditanstalt, 2.50%, 2/9/22+	2,496,867
2,000,000	Novartis Finance SA, 0.50%, 8/14/23, Callable 5/14/23 @ 100+	2,334,706
1,900,000	Sanofi, 1.13%, 3/10/22, Callable 12/10/21 @ 100+	2,274,179
1,100,000	Sanofi, 0.25%, 9/13/22, Callable 6/13/22 @ 100+	1,264,427
6,400,000	Sanofi, 0.50%, 3/21/23, Callable 12/21/22 @ 100+	7,482,227

		15,852,406

Sovereign Bond (17.7%):
8,000,000	Finland Government Bond, 1.50%, 4/15/23+(a)	9,940,098
1,000,000	Finland Government Bond, 0.00%, 9/15/23+(a)	1,158,254
2,900,000	French Republic Government Bond OAT, -0.01%, 3/25/23+	3,368,272
6,100,000	French Republic Government Bond OAT, 1.75%, 5/25/23+	7,660,082
3,250,000	Kingdom of Belgium Government Bond, 2.25%, 6/22/23+	4,173,982
550,000	Netherlands Government Bond, 1.75%, 7/15/23+(a)	693,886
16,000,000	Norwegian Government Bond, 2.00%, 5/24/23+(a)	2,007,153
8,000,000	Province of Alberta, 1.35%, 9/1/21+	5,996,253
2,000,000	Province of Alberta, 2.55%, 12/15/22+	1,541,696
4,000,000	Province of British Columbia, 3.25%, 12/18/21+	3,166,860
4,000,000	Province of British Columbia, 2.70%, 12/18/22+	3,107,828
6,700,000	Province of Ontario, 3.15%, 6/2/22+	5,280,523
6,000,000	Province of Quebec, 4.25%, 12/1/21+	4,887,480
950,000	Province of Quebec, 0.88%, 5/24/22+	1,212,054
8,900,000	Province of Quebec, 3.50%, 12/1/22+	7,119,243
11,300,000	Republic of Austria Government Bond, 0.00%, 7/15/23+(a)	13,107,029
99,000,000	Swedish Government, 3.50%, 6/1/22+	12,630,510

		87,051,203

Total Foreign Bonds (Cost $327,371,633)		319,192,125

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars (16.2%):
Banks (6.3%):
$ 1,667,000	Australia & New Zealand Banking Group, Ltd., 2.63%, 11/9/22	$1,605,072
1,000,000	Bank of Nova Scotia, 2.70%, 3/7/22^	975,663
2,625,000	Commonwealth Bank of Australia, 2.75%, 3/10/22(a)	2,550,401
1,000,000	Cooperatieve Rabobank UA, 3.88%, 2/8/22	1,007,541
5,500,000	National Australia Bank, Ltd., 2.80%, 1/10/22	5,363,514
2,587,000	National Australia Bank, Ltd., Series G, 2.50%, 5/22/22	2,483,828
8,031,000	Royal Bank of Canada, Series G, 2.75%, 2/1/22^	7,873,433
3,000,000	Toronto-Dominion Bank (The), 1.80%, 7/13/21^	2,884,302
1,000,000	Westpac Banking Corp., 2.00%, 8/19/21	961,415
4,000,000	Westpac Banking Corp., 2.80%, 1/11/22^	3,909,981
1,976,000	Westpac Banking Corp., 2.50%, 6/28/22	1,899,906

		31,515,056

Diversified Financial Services (5.4%):
1,900,000	Bank Nederlandse Gemeenten, 2.38%, 2/1/22(a)	1,854,914
7,500,000	Caisse D’amort Dette SOC, Registered Shares, 1.88%, 2/12/22	7,192,838
5,000,000	CPPIB Capital, Inc., 2.25%, 1/25/22(a)	4,857,198
7,000,000	CPPIB Capital, Inc., Registered Shares, 2.25%, 1/25/22	6,800,077
1,500,000	Nederlandse Waterschapsbank NV, 1.88%, 4/14/22	1,436,822
4,129,000	Total Capital International SA, 2.88%, 2/17/22	4,069,766

		26,211,615

Oil, Gas & Consumable Fuels (2.3%):
1,135,000	Equinor ASA, 3.15%, 1/23/22	1,129,963
10,000,000	Shell International Finance BV, 1.75%, 9/12/21	9,615,501
1,000,000	Shell International Finance BV, 2.38%, 8/21/22	968,031

		11,713,495

Sovereign Bond (2.2%):
1,500,000	Province of Manitoba, 2.13%, 5/4/22	1,441,705
8,500,000	Province of Ontario, 2.40%, 2/8/22	8,268,547
1,000,000	Province of Quebec, 2.38%, 1/31/22	973,817

		10,684,069

Total Yankee Dollars (Cost $82,305,522)		80,124,235

Securities Held as Collateral for Securities on Loan (3.1%):
$15,087,340	AZL DFA Five-Year Global Fixed Income Fund Securities Lending Collateral Account(b)	15,087,340

Total Securities Held as Collateral for Securities on Loan (Cost $15,087,340)		15,087,340

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (1.3%):
6,443,975	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.91%(c)	$6,443,975

Total Unaffiliated Investment Company (Cost $6,443,975)		6,443,975

Total Investment Securities (Cost $521,920,985) - 103.0%		508,877,417
Net other assets (liabilities) - (3.0)%		(14,989,759)

Net Assets - 100.0%		$493,887,658

Percentages indicated are based on net assets as of September 30, 2018.

MTN	-	Medium Term Note

^	This security or a partial position of this security was on loan as of September 30, 2018. The total value of securities on loan as of September 30, 2018, was $14,641,721.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2018.
(c)	The rate represents the effective yield at September 30, 2018.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2018:

Country	Percentage
Australia	4.8%
Austria	2.9%
Belgium	0.8%
Canada	18.0%
Finland	3.7%
France	12.3%
Germany	8.8%
Luxembourg	3.4%
Netherlands	7.5%
New Zealand	1.3%
Norway	1.0%
Singapore	0.3%
SNAT	6.0%
Sweden	7.6%
United States	21.6%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Forward Currency Contracts

At September 30, 2018, the Fund’s open forward currency contracts were as follows:

Currency Purchased	Currency Sold		Counterparty		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
U.S. Dollar	2,000,434	Norwegian Krone	$16,578,865	Citigroup	10/2/18	$(37,333)
U.S. Dollar	13,140,323	British Pound	10,029,273	Bank of America	10/19/18	59,016
U.S. Dollar	1,695,447	European Euro	1,444,963	State Street	10/26/18	14,503
U.S. Dollar	2,345,052	European Euro	2,017,429	State Street	10/26/18	(1,848)
U.S. Dollar	2,483,988	European Euro	2,135,622	State Street	10/26/18	(408)
U.S. Dollar	823,446	European Euro	703,311	State Street	10/26/18	5,275
U.S. Dollar	73,411,334	European Euro	62,182,926	State Street	10/26/18	1,073,147
U.S. Dollar	28,233,676	Swedish Krona	245,821,721	State Street	10/26/18	502,205
U.S. Dollar	57,456,568	Canadian Dollar	74,419,126	Bank of America	10/30/18	(206,304)
U.S. Dollar	2,314,648	European Euro	1,988,698	Bank of America	11/21/18	(3,725)
U.S. Dollar	1,856,026	European Euro	1,576,785	Citigroup	11/21/18	17,850
U.S. Dollar	6,533,270	European Euro	5,596,778	State Street	11/21/18	8,690
U.S. Dollar	70,495,462	European Euro	60,426,244	State Street	11/21/18	52,101
U.S. Dollar	13,842,611	European Euro	11,839,594	State Street	11/23/18	38,066
U.S. Dollar	961,288	European Euro	819,190	State Street	11/23/18	6,142
U.S. Dollar	74,126,125	European Euro	63,526,260	State Street	11/23/18	56,772
U.S. Dollar	2,024,769	Norwegian Krone	16,503,047	BNY Mellon	12/27/18	(12,283)

						$1,571,866

Long Contracts:
European Euro	454,817	U.S. Dollar	$537,554	Bank of America	11/23/18	$(7,254)
European Euro	1,394,133	U.S. Dollar	1,644,769	Bank of America	11/23/18	(19,259)
European Euro	176,253	U.S. Dollar	208,129	Bank of America	11/23/18	(2,624)
European Euro	233,023	U.S. Dollar	271,503	Bank of America	11/23/18	194
European Euro	60,170	U.S. Dollar	70,342	Citigroup	11/23/18	(186)
European Euro	103,000	U.S. Dollar	120,396	Citigroup	11/23/18	(302)
European Euro	1,104,286	U.S. Dollar	1,296,845	Citigroup	11/23/18	(9,287)
European Euro	169,980	U.S. Dollar	199,748	State Street	11/23/18	(1,558)

						$(40,276)

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (98.7%):
Aerospace & Defense (1.4%):
15,989	Austal, Ltd.	$22,751
44,779	BAE Systems plc	367,224
5,900	Bombardier, Inc., Class B*	21,014
6,187	CAE, Inc.	125,608
3,081	Chemring Group plc	8,637
119,811	Cobham plc*	182,282
504	Elbit Systems, Ltd.	63,920
3,429	European Aeronautic Defence & Space Co. NV	429,857
11,352	Finmeccanica SpA	136,793
2,535	Heroux-Devtek, Inc.*	30,385
1,132	LiSi	40,804
539	Maxar Technologies, Ltd.	17,754
41,242	Meggitt plc	304,209
2,059	MTU Aero Engines AG	463,745
25,592	QinetiQ Group plc	95,380
25,323	Rolls-Royce Holdings plc*	325,484
1,136	Saab AB	57,117
1,661	Safran SA	232,434
20,156	Senior plc	81,943
17,700	Singapore Technologies Engineering, Ltd.	46,087
3,432	Ste Industrielle d’Aviation Latecoere SA*	15,971
1,426	Thales SA	202,404
3,113	Ultra Electronics Holdings plc	64,360

		3,336,163

Air Freight & Logistics (0.3%):
3,639	Bollore, Inc.	15,714
6,117	BPOST SA	99,225
1,468	Compania de Distribucion Integral Logista Holdings SA	37,669
6,355	CTT-Correios de Portugal SA	24,890
7,375	Deutsche Post AG	262,958
5,804	Freightways, Ltd.	30,076
37,500	Kerry Network, Ltd.	62,472
2,300	Kintetsu World Express, Inc.	44,109
1,800	Konoike Transport Co., Ltd.	30,748
1,284	Mainfreight, Ltd.	25,701
800	Mitsui-Soko Holdings Co., Ltd.*	14,602
1,146	Oesterreichische Post AG	47,896
511	Panalpina Welttransport Holdings	74,415
24,018	PostNL NV	85,877
23,649	Royal Mail plc	146,886
900	SBS Holdings, Inc.	12,718
58,500	Singapore Post, Ltd.	48,237
36	XPO Logistics Europe SADIR	13,374
2,000	Yasuda Logistics Corp.	16,103

		1,093,670

Airlines (0.3%):
2,930	Air Canada*	62,616
7,667	Air France-KLM*	79,721
26,921	Air New Zealand, Ltd.	55,109
1,200	All Nippon Airways Co., Ltd.	41,925
1,046	Cathay Pacific Airways, Ltd.	1,577
7,741	Deutsche Lufthansa AG, Registered Shares	190,167
2,130	easyJet plc	36,426
28,658	El Al Israel Airlines*	7,774
1,728	Exchange Income Corp.	44,247
13,156	International Consolidated Airlines Group SA	113,046
24,091	Qantas Airways, Ltd.	102,271
21,400	Singapore Airlines, Ltd.	152,470

		887,349

Shares		Fair Value
Common Stocks, continued
Auto Components (2.6%):
1,000	Aisan Industry Co., Ltd.	$8,697
5,800	Aisin Sieki Co., Ltd.	282,424
7,300	Akebono Brake Industry Co., Ltd.*	16,414
2,288	Arb Corp., Ltd.	31,511
266	Autoneum Holding AG	53,636
8,806	Brembo SpA	115,197
12,900	Bridgestone Corp.	487,586
1,647	Bulten AB	19,867
3,874	CIE Automotive SA	120,482
4,997	Compagnie Generale des Establissements Michelin SCA, Class B	596,527
887	Continental AG	154,386
2,800	Daido Metal Co., Ltd.	23,059
2,400	Daikyonishikawa Corp.	27,738
2,700	Denso Corp.	142,573
10,709	Dometic Group AB(a)	93,749
1,800	Eagle Industry Co., Ltd.	23,456
1,724	ElringKlinger AG	19,132
1,700	Exedy Corp.	56,359
3,076	Faurecia	184,686
2,300	FCC Co., Ltd.	69,157
1,000	F-Tech, Inc.	11,790
4,000	Futaba Industrial Co., Ltd.	29,329
1,400	G-Tekt Corp.	23,172
2,186	Hella KGAA Hueck & Co.	121,859
1,600	Hi-Lex Corp.	35,523
700	H-One Co., Ltd.	8,708
1,200	Imasen Electric Industrial	12,626
1,800	Kasai Kogyo Co., Ltd.	18,828
2,500	Keihin Corp.	51,677
1,600	Koito Manufacturing Co., Ltd.	104,956
31,203	Kongsberg Automotive ASA*	34,814
500	KYB Co., Ltd.	22,408
2,493	Leoni AG^	102,676
3,233	Linamar Corp.	148,971
8,141	Magna International, Inc., ADR	427,646
6,366	Martinrea International, Inc.	65,016
1,027	Mgi Coutier	21,651
2,000	Mitsuba Corp.	18,632
3,200	Musashi Seimitsu Industry Co. L	52,209
4,400	NGK Spark Plug Co., Ltd.	128,238
9,700	NHK SPRING Co., Ltd.	100,797
600	Nichirin Co., Ltd.	13,233
3,600	Nifco, Inc.	96,764
4,000	Nippon Seiki Co., Ltd.	75,857
1,400	Nissin Kogyo Co., Ltd.	23,561
2,700	NOK Corp.	46,368
6,062	Nokian Renkaat OYJ	248,045
800	Ohashi Technica, Inc.	11,585
2,600	Pacific Industrial Co., Ltd.	42,998
1,800	Piolax, Inc.	39,958
2,839	Plastic Omnium SA	106,964
6,300	Press Kogyo Co., Ltd.	33,253
400	Riken Corp.	22,288
935	Saf-Holland SA	14,125
1,600	Sanden Holdings Corp.*	21,970
2,200	Showa Corp.	33,682
2,500	Stanley Electric Co., Ltd.	85,493
10,000	Sumitomo Electric Industries, Ltd.	156,906
2,900	Sumitomo Riko Co., Ltd.	29,314
7,600	Sumitomo Rubber Industries, Ltd.	114,092
300	T RAD Co., Ltd.	8,241
1,400	Tachi-S Co., Ltd.	20,955
800	Taiho Kogyo Co., Ltd.	9,403
3,900	Tokai Rika Co., Ltd.	83,615
2,500	Topre Corp.	63,218

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
7,500	Toyo Tire & Rubber Co., Ltd.	$135,181
4,500	Toyoda Gosei Co., Ltd.	111,010
3,500	Toyota Boshoku Corp.	65,364
700	Toyota Industries Corp.	41,417
1,500	TPR Co., Ltd.	39,687
3,600	TS Tech Co., Ltd.	124,219
2,000	Unipres Corp.	38,900
2,847	Valeo SA	123,602
82,000	Xinyi Glass Holdings, Ltd.	103,548
6,500	Yokohama Rubber Co., Ltd. (The)	140,158
600	Yorozu Corp.	9,276

		6,402,412

Automobiles (3.3%):
7,641	Bayerische Motoren Werke AG (BMW)	688,174
17,431	Daimler AG, Registered Shares	1,097,895
958	Ferrari NV	131,160
31,464	Fiat Chrysler Automobiles NV*	551,677
4,300	Fuji Heavy Industries, Ltd.	131,749
21,000	Honda Motor Co., Ltd.	635,881
24,135	IMMSI SpA*	13,271
10,900	Isuzu Motors, Ltd.	171,839
15,500	Mazda Motor Corp.	186,156
3,000	Mitsubishi Motors Corp.	21,185
48,200	Nissan Motor Co., Ltd.	451,290
700	Nissan Shatai Co., Ltd.	6,317
14,678	Piaggio & C SpA	33,585
27,636	PSA Peugeot Citroen SA	743,326
3,686	Renault SA	318,365
2,200	Suzuki Motor Corp.	126,063
31,838	Toyota Motor Corp.	1,975,635
794	Volkswagen AG	138,036
4,800	Yamaha Motor Co., Ltd.	134,621

		7,556,225

Banks (9.6%):
3,000	77th Bank	71,351
5,721	ABN AMRO Group NV(a)	155,721
12,907	AIB Group plc	66,075
500	Aichi Bank, Ltd. (The)	22,362
400	Akita Bank, Ltd. (The)	10,544
1,197	Aktia Bank OYJ	12,718
1,200	Aomori Bank, Ltd. (The)	36,344
26,424	Australia & New Zealand Banking Group, Ltd.	536,994
1,200	Awa Bank, Ltd. (The)	37,234
20,218	Banca Popolare dell’Emilia Romarna	93,455
18,614	Banca Popolare di Sondrio SCARL	70,884
12,636	Banco Bilbao Vizcaya Argentaria SA	79,882
52,813	Banco Bpm SpA*	129,594
106,975	Banco Comercial Portugues SA, Class R*	31,619
73,105	Banco de Sabadell SA	113,431
124,643	Banco Santander SA	622,883
19,203	Bank Hapoalim BM	140,529
31,180	Bank Leumi Le-Israel Corp.	205,621
16,400	Bank of East Asia, Ltd. (The)	60,819
2,674	Bank of Georgia Group plc	59,636
20,917	Bank of Ireland Group plc	160,124
900	Bank of Iwate, Ltd. (The)	39,236
1,400	Bank of Kyoto, Ltd. (The)	73,076
15,317	Bank of Montreal	1,264,112
500	Bank of Nagoya, Ltd. (The)	16,813
13,051	Bank of Nova Scotia	778,231
820	Bank of Okinawa, Ltd. (The)	29,017

Shares		Fair Value
Common Stocks, continued
Banks, continued
12,981	Bank of Queensland, Ltd.	$103,355
1,100	Bank of Saga, Ltd. (The)	22,651
87	Banque Cantonale Vaudoise, Registered Shares	64,560
20,279	Barclays plc, ADR	181,497
11,803	Bendigo & Adelaide Bank, Ltd.	91,666
206	Berner Kantonalbank AG	45,855
8,195	BNP Paribas SA	500,778
57,542	BOC Hong Kong Holdings, Ltd.	271,758
6,760	Canadian Imperial Bank of Commerce	633,885
4,927	Canadian Western Bank	130,090
9,000	Chiba Bank, Ltd. (The)	61,476
4,300	Chiba Kogyo Bank, Ltd. (The)	19,228
3,800	Chugoku Bank, Ltd. (The)	38,701
700	Chukyo Bank, Ltd. (The)	14,203
3,200	Chuo Mitsui Trust Holdings, Inc.	131,714
12,920	Commerzbank AG*	134,624
10,689	Commonwealth Bank of Australia	551,454
15,000	Concordia Financial Group, Ltd.	73,544
6,221	Credit Agricole SA	89,363
3,026	Credito Emiliano SpA	19,874
348,864	Credito Valtellinese SpA*	43,705
7,234	Criteria Caixacorp SA	32,851
11,094	CYBG plc^	46,809
10,000	Dah Sing Banking Group, Ltd.	20,013
5,600	Dah Sing Financial Holdings, Ltd.	35,789
800	Daishi Bank, Ltd. (The)(b)	34,718
2,845	Danske Bank A/S	74,652
8,219	DnB NOR ASA	172,987
900	Ehime Bank, Ltd. (The)	9,889
3,713	Erste Group Bank AG	153,988
6,500	Fidea Holdings Co., Ltd.	9,784
2,211	Finecobank Banca Fineco SpA	29,515
1,816	First International Bank of Israel	41,107
1,000	Fukui Bank, Ltd. (The)	20,905
1,600	Fukuoka Financial Group, Inc.	44,012
2,200	Fukushima Bank, Ltd. (The)*	14,119
8,100	Gunma Bank, Ltd. (The)	41,710
15,800	Hachijuni Bank, Ltd. (The)	72,479
1,905	Hang Seng Bank, Ltd.	51,460
25,589	Heartland Bank, Ltd.	29,318
6,700	Hiroshima Bank, Ltd. (The)	45,352
1,000	Hokkoku Bank, Ltd. (The)	38,643
1,400	Hokuetsu Bank, Ltd. (The)(b)	29,701
4,300	Hokuhoku Financial Group, Inc.	60,446
22,465	HSBC Holdings plc, ADR	988,235
9,400	Hyakugo Bank, Ltd. (The)	37,978
1,000	Hyakujushi Bank, Ltd. (The)	29,488
21,652	ING Groep NV	280,671
72,820	Intesa Sanpaolo SpA	185,312
24,232	Isreal Discount Bank	80,836
5,500	Iyo Bank, Ltd. (The)	34,373
6,200	Jimoto Holdings, Inc.	10,153
1,200	Juroku Bank, Ltd. (The)	30,537
2,965	Jyske Bank A/S	143,560
1,742	Kansai Mirai Financial Group, Inc.*	16,315
3,405	KBC Group NV	253,107
4,000	Keiyo Bank, Ltd. (The)	33,668
400	Kita-Nippon Bank, Ltd. (The)	9,303
2,400	Kiyo Bank, Ltd. (The)	38,470
8,690	Kyushu Financial Group, Inc.	41,317
901	Laurentian Bank of Canada	29,719
66,119	Liberbank SA*	36,953
696	Liechtenstein Landesbank AG	45,833
83,348	Lloyds TSB Group plc, ADR	253,378

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
117	Luzerner Kantonalbank AG	$59,309
16,570	Mebuki Financial Group, Inc.	57,322
16,435	Mediobanca SpA	163,656
700	Michinoku Bank, Ltd. (The)	11,049
99,300	Mitsubishi UFJ Financial Group, Inc.	618,213
800	Miyazaki Bank, Ltd. (The)	23,454
4,380	Mizrahi Tefahot Bank, Ltd.	76,759
197,300	Mizuho Financial Group, Inc.	344,098
1,300	Musashino Bank, Ltd. (The)	37,533
1,300	Nanto Bank, Ltd. (The)	32,986
28,207	National Australia Bank, Ltd.	566,765
6,256	National Bank of Canada	312,485
5,000	Nishi-Nippon Holdings, Inc.	57,847
14,029	Nordea Bank AB	152,809
8,600	North Pacific Bank, Ltd.	29,145
1,484	Norwegian Finans Holding ASA*	18,149
1,300	Ogaki Kyoritsu Bank, Ltd. (The)	33,285
18,152	Oversea-Chinese Banking Corp., Ltd.	151,828
5,242	Raiffeisen International Bank-Holding AG	150,717
22,100	Resona Holdings, Inc.	124,172
977	Ringkjoebing Landbobank A/S	51,707
10,304	Royal Bank of Canada	826,278
12,565	Royal Bank of Scotland, ADR^	82,049
1,190	San Ju San Financial Group, Inc.	25,187
5,000	San-In Godo Bank, Ltd. (The)	43,924
11,600	Senshu Ikeda Holdings, Inc.	38,904
24,500	Seven Bank, Ltd.	77,434
1,400	Shiga Bank, Ltd. (The)	36,034
1,000	Shikoku Bank, Ltd. (The)	12,212
400	Shimizu Bank, Ltd. (The)	7,529
3,100	Shinsei Bank, Ltd.	50,673
5,000	Shizuoka Bank, Ltd. (The)	44,892
16,704	Skandinaviska Enskilda Banken AB, Class A	186,412
4,184	Societe Generale	179,400
3,307	Spar Nord Bank A/S	30,678
4,203	Sparebank 1 Sr-Bank ASA	51,068
121	St. Galler Kantonalbank AG	61,210
16,806	Standard Chartered plc	139,159
10,800	Sumitomo Mitsui Financial Group, Inc.	435,978
1,500	Suruga Bank, Ltd.	7,499
15,003	Svenska Handelsbanken AB, Class A	189,377
3,158	Swedbank AB, Class A	78,239
2,348	Sydbank A/S	69,058
6,500	Toho Bank, Ltd. (The)	24,088
1,100	Tokyo Ty Financial Group, Inc.	23,389
7,500	Tomony Holdings, Inc.	32,019
19,576	Toronto-Dominion Bank (The)	1,190,221
2,100	Towa Bank, Ltd. (The)	19,524
6,200	Tsukuba Bank, Ltd.	15,008
41,408	UBI Banca - Unione di Banche Italiane SCPA	165,997
11,057	Unicredit SpA	165,755
8,427	United Overseas Bank, Ltd.	166,571
682	Valiant Holding AG	77,268
764	Van Lanschot Kempen NV	20,175
9,737	Virgin Money Holdings UK	48,631
582	Walliser Kantonalbank, Registered Shares	63,181
36,785	Westpac Banking Corp.	740,683
1,600	Yamagata Bank, Ltd. (The)	34,548
5,000	Yamaguchi Financial Group, Inc.	54,488

Shares		Fair Value
Common Stocks, continued
Banks, continued
1,800	Yamanashi Chuo Bank, Ltd. (The)	$32,264
6	Zuger Kantonalbank AG	35,597

		20,487,628

Beverages (1.2%):
9,330	A.G. Barr plc	87,522
3,070	Anheuser-Busch InBev NV	268,649
2,300	Asahi Breweries, Ltd.	99,727
8,796	Britvic plc	89,625
562	C&C Group plc	2,159
1,174	Carlsberg A/S, Class B	140,793
5,367	Coca-Cola Amatil, Ltd.	37,859
1,300	Coca-Cola Bottlers Japan Holdings, Inc.	34,787
2,981	Coca-Cola European Partners plc	134,967
3,906	Coca-Cola HBC AG	132,870
4,250	Cott Corp.	68,612
5,510	Davide Campari - Milano SpA	46,901
4,082	Diageo plc, ADR	578,296
1,867	Heineken NV	174,796
900	ITO EN, Ltd.	39,928
6,800	Kirin Holdings Co., Ltd.	174,273
109	Laurent-Perrier	13,919
938	Olvi OYJ	31,151
2,807	Royal Unibrew A/S	231,107
4,000	Sapporo Breweries, Ltd.	83,142
3,457	Stock Spirits Group plc	8,874
1,000	Suntory Beverage & Food, Ltd.	42,270
3,800	Takara Holdings, Inc.	55,836

		2,578,063

Biotechnology (0.2%):
986	Bavarian Nordic A/S*^	25,973
1,137	Biotest AG	31,609
2,219	CSL, Ltd.	320,786
634	Genus plc	19,723
2,522	Grifols SA	70,949
7,297	Karo Pharma AB	25,943
5,747	Knight Therapeutics, Inc.*	36,578
27,252	Mesoblast, Ltd.*	42,777
1,155	Zealand Pharma A/S*	18,907

		593,245

Building Products (1.2%):
1,100	AICA Kogyo Co., Ltd.	44,454
2,028	Arbonia AG*	27,514
5,600	Asahi Glass Co., Ltd.	232,488
1,735	Assa Abloy AB, Class B	34,889
15	Belimo Holding AG, Registered Shares	71,743
2,400	Bunka Shutter Co., Ltd.	18,067
1,100	Central Glass Co., Ltd.	28,573
631	Centrotec Sustainable AG	9,729
9,433	Compagnie de Saint-Gobain SA	406,731
1,300	Daikin Industries, Ltd.	173,124
119	dorma kaba Holding AG	89,617
434	Geberit AG, Registered Shares	201,198
12,489	Gwa Group, Ltd.	28,179
2,938	Inwido AB	22,089
8,338	Kingspan Group plc	388,330
3,279	Lindab International AB	24,548
5,800	Lixil Group Corp.	111,729
600	Maeda Kosen Co., Ltd.	12,784
2,617	Nibe Industrier AB, Class B	31,371
4,000	Nichias Corp.	104,071
1,500	Nichiha Corp.	39,668
1,500	Nippon Sheet Glass Co., Ltd.	16,340
2,000	Nitto Boseki Co., Ltd.	46,776

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Building Products, continued
1,500	Noritz Corp.	$23,793
1,400	Okabe Co., Ltd.	13,719
12,336	Polypipe Group plc	57,221
353	Rockwool International A/S	151,103
22	Rockwool International A/S	7,795
1,900	Sankyo Tateyama, Inc.	24,089
7,800	Sanwa Holdings Corp.	92,919
35	Schweiter Technologies AG	42,355
2,100	Sekisui Jushi Corp.	39,843
900	Shin Nippon Air Technologies Co., Ltd.	13,453
1,800	Takara Standard Co., Ltd.	31,515
2,000	TOTO, Ltd.	83,007
2,597	Tyman plc	11,841
2,051	Uponor OYJ	26,797
638	Zehnder Group AG	27,834

		2,811,296

Capital Markets (3.0%):
18,472	3i Group plc	226,338
3,200	AGF Management, Ltd.	15,139
1,600	Aizawa Securities Co., Ltd.	11,050
2,800	Alaris Royalty Corp.	43,989
1,655	Altamir	29,780
673	Amundi SA(a)	50,422
2,634	Anima Holding SpA(a)	12,947
8,369	Ashmore Group plc	39,645
851	Avanza Bank Holding AB	38,763
6,232	Azimut Holding SpA	93,786
2,819	Banca Generali SpA	72,817
521	Bellevue Group AG	13,436
4,094	Binckbank NV	25,235
3,505	Bolsas y Mercados Espanoles	113,042
25,002	Brewin Dolphin Holdings plc	111,703
86,000	Bright Smart Securities & Commodities Group, Ltd.	17,916
1,119	Brookfield Asset Management, Inc., Class A	49,829
1,983	Bure Equity AB	25,354
6,165	Canaccord Genuity Group, Inc.	32,937
2,455	CI Financial Corp.	38,987
112	Cie Financiere Tradition SA	11,989
10,072	Close Brothers Group plc	207,402
20,619	Credit Suisse Group AG	309,558
14,000	Daiwa Securities Group, Inc.	84,999
8,990	Deutsche Bank AG, Registered Shares	102,511
10,467	Deutsche Bank AG, Registered Shares	118,905
590	Deutsche Beteiligungs AG	24,226
1,253	Deutsche Boerse AG	167,862
1,252	Eastnine AB	12,980
2,513	EFG International AG	19,177
258,000	Emperor Capital Group, Ltd.	13,022
2,185	Euronext NV(a)	143,580
2,000	Fiera Capital Corp.	19,326
6,269	GAM Holding AG	44,481
2,674	Georgia Capital plc*	38,865
671	Gimv NV	36,645
1,675	Guardian Capital Group, Ltd., Class A	32,877
142,000	Guotai Junan International Hol	24,841
67,243	Haitong International Securities	23,547
5,422	Hargreaves Lansdown plc	157,749
6,371	Hong Kong Exchanges & Clearing, Ltd.	181,042

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
1,300	Ichiyoshi Securities Co., Ltd.	$13,518
22,233	IG Group Holdings plc	183,638
632	IGM Financial, Inc.	17,372
3,744	Intermediate Capital Group plc	53,117
18,418	Investec plc	129,221
6,662	IOOF Holdings, Ltd.	39,194
20,157	Ip Group plc*	33,921
1,700	IwaiCosmo Holdings, Inc.	24,037
1,400	Jafco Co., Ltd.	54,469
7,200	Japan Exchange Group, Inc.	125,487
3,572	Julius Baer Group, Ltd.	178,601
25,444	Jupiter Fund Management plc	134,259
453	KAS Bank NV	3,917
86,000	Kingston Financial Group, Ltd.	22,791
800	Kyokuto Securities Co., Ltd.	10,177
3,928	London Stock Exchange Group plc	234,628
3,369	Macquarie Group, Ltd.	304,968
3,760	Magellan Financial Group, Ltd.	74,702
70,712	Man Group plc	162,312
2,300	Marusan Securities Co., Ltd.	19,580
500,000	Mason Group Holdings, Ltd.*	9,128
2,900	Mito Securities Co., Ltd.	9,932
3,035	MLP SE	19,366
7,700	Monex Group, Inc.	37,016
10,213	Natixis	69,198
4,265	Navigator Global Investments, Ltd.	16,400
10,500	Nex Group plc	135,979
28,200	Nomura Holdings, Inc.	133,908
5,000	Okasan Securities Group, Inc.	25,747
2,586	Pacific Current Group, Ltd.	12,108
226	Partners Group Holding AG	179,206
7,517	Pendal Group, Ltd.	47,744
1,867	Perpetual, Ltd.	57,183
5,913	Platinum Asset Management, Ltd.	22,774
38,563	Quilter plc(a)	67,444
1,547	Rathbone Brothers plc	48,371
9,785	Ratos AB, Class B	35,685
1,124	Rothschild & Co.	47,627
5,700	SBI Holdings, Inc.	177,179
1,610	Schroders plc	64,853
559	Schroders plc	18,557
9,000	Singapore Exchange, Ltd.	48,513
14,023	St. James Place plc	208,769
371	Swissquote Group Holding SA	26,963
2,584	Tamburi Investment Partners SP	19,468
2,878	Thomson Reuters Corp.	131,468
1,131	TMX Group, Ltd.	75,917
8,500	Tokai Tokyo Financial Holdings, Inc.	48,946
4,000	Toyo Securities Co., Ltd.	9,439
19,048	Tullett Prebon plc	66,324
13,983	UBS Group AG	220,616
3,019	UBS Group AG	47,489
33,000	Value Partners Group, Ltd.	26,278
1,793	Vontobel Holding AG	126,596
122	Vp Bank AG, Registered Shares	19,014
37	VZ Holding AG	11,012

		6,980,825

Chemicals (5.5%):
900	Achilles Corp.	18,815
5,100	Adeka Corp.	87,539
3,219	Air Liquide SA	422,755
6,000	Air Water, Inc.	110,145
1,342	AkzoNobel NV	125,458
700	Arakawa Chemical Industries, Ltd.	11,882
4,212	Arkema SA	521,011
17,000	Asahi Kasei Corp.	257,903

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
15,764	BASF SE	$1,400,778
6,811	Borregaard ASA	69,825
2,300	Carlit Holdings Co., Ltd.	20,326
600	Christian Hansen Holding A/S	60,846
1,600	Ci Takiron Corp.	8,741
5,534	Clariant AG	143,919
4,087	Corbion NV	132,721
2,800	Croda International plc	189,572
1,000	Dai Nippon Toryo Co., Ltd.	11,584
9,800	Daicel Chemical Industries, Ltd.	113,900
400	Dainichiseika Color & Chemical	13,031
5,100	Dainippon Ink & Chemicals, Inc.	183,078
5,600	Denka Co., Ltd.	195,273
800	DKS Co., Ltd.	25,464
17,121	DuluxGroup, Ltd.	94,579
24,199	Elementis plc	84,621
88	EMS-Chemie Holding AG	52,417
3,991	Essentra plc	21,042
60,321	Evolva Holding SA*	17,648
2,901	Evonik Industries AG	103,896
905	Frutarom Industries, Ltd.	93,781
1,815	Fuchs Petrolub AG	101,360
679	FUCHS Petrolub SE	33,486
3,600	Fujikura Kasei Co., Ltd.	21,358
1,100	Fujimori Kogyo Co., Ltd.	37,520
1,400	Fuso Chemical Co., Ltd.	33,298
100	Givaudan SA, Registered Shares	245,755
29	Gurit Holding AG	24,407
835	H&R GMBH & Co. KGAA	7,532
4,570	Hexpol AB	50,303
2,600	Hitachi Chemical Co., Ltd.	52,936
700	Hodogaya Chemical Co., Ltd.	21,257
35,677	Incitec Pivot, Ltd.	102,591
1,500	Ishihara Sangyo Kaisha, Ltd.*	23,027
10,087	Israel Chemicals, Ltd.	61,817
400	JCU Corp.	9,626
2,998	Johnson Matthey plc	138,990
8,035	K+S AG, Registered Shares	168,614
2,000	Kaneka Corp.	92,424
1,100	Kansai Paint Co., Ltd.	20,275
5,000	Kanto Denka Kogyo Co., Ltd.	53,838
7,358	Kemira OYJ	99,130
1,500	Koatsu Gas Kogyo Co., Ltd.	12,762
1,858	Koninklijke DSM NV	196,757
300	Konishi Co., Ltd.	4,728
3,200	Kumiai Chemical Industry Co., Ltd.	24,014
11,300	Kuraray Co., Ltd.	169,937
600	Kureha Corp.	44,945
4,531	Lanxess AG	331,804
393	Lenzing AG	41,073
1,230	Linde AG	290,848
1,300	Lintec Corp.	33,300
2,350	Methanex Corp.	185,885
46,900	Mitsubishi Chemical Holdings Corp.	448,953
2,800	Mitsubishi Gas Chemical Co., Inc.	59,620
8,000	Mitsui Chemicals, Inc.	200,120
800	Nihon Kagaku Sangyo Co., Ltd.	9,903
2,300	Nihon Nohyaku Co., Ltd.	16,182
3,600	Nihon Parkerizing Co., Ltd.	48,673
600	Nippon Chemical Industrial Co., Ltd.	19,885
6,100	Nippon Kayaku Co., Ltd.	72,528
1,400	Nippon Pillar Packing Co., Ltd.	20,075
400	Nippon Shokubai Co., Ltd.	31,098
800	Nippon Soda Co., Ltd.	24,612
1,800	Nissan Chemical Industries, Ltd.	95,096

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
900	Nitto Denko Corp.	$67,486
1,800	NOF Corp.	60,763
2,077	Novozymes A/S, Class B	113,792
5,861	Nufarm, Ltd./Australia(b)	28,284
4,940	Nutrien, Ltd.	285,038
600	Okura Industrial Co., Ltd.	12,174
3,302	Orica, Ltd.	40,475
1,000	Osaka Organic Chemical Industry, Ltd.	12,828
964	Plastivaloire	13,982
1,343	Recticel SA	14,743
2,800	Riken Technos Corp.	14,915
500	Sakai Chemical Industry Co., Ltd.	12,336
2,400	Sakata Inx Corp.	30,441
700	Sanyo Chemical Industries, Ltd.	35,684
900	Sekisui Plastics Co., Ltd.	8,749
600	Shin-Etsu Chemical Co., Ltd.	53,158
1,800	Shin-Etsu Polymer Co., Ltd.	14,787
3,900	Showa Denko K.K.	215,338
1,740	Sika AG	253,129
1,754	SOL SPA	21,011
1,497	Solvay SA	200,517
400	Stella Chemifa Corp.	14,552
2,200	Sumitomo Bakelite Co., Ltd.	98,956
68,000	Sumitomo Chemical Co., Ltd.	398,040
300	Sumitomo Seika Chemicals Co. Ltd.	16,847
2,206	Symrise AG	201,254
17,365	Synthomer plc	122,410
500	T Hasegawa Co., Ltd.	10,354
1,200	T&K Toka Co., Ltd.	12,456
900	Taiyo Holdings Co., Ltd.	34,643
3,000	Taiyo Nippon Sanso Corp.	44,892
600	Takasago International Corp.	21,975
600	Tayca Corp.	14,270
9,600	Teijin, Ltd.	184,175
500	Tenma Corp.	8,912
1,223	Tessenderlo Chemie NV*	45,400
1,434	Tikkurila OYJ	22,473
3,700	Toagosei Co., Ltd.	42,697
3,200	Tokuyama Corp.	88,261
600	Tokyo Ohka Kogyo Co., Ltd.	17,788
13,800	Toray Industries, Inc.	103,701
13,500	Tosoh Corp.	207,955
1,200	Toyo Ink SC Holdings Co., Ltd.	32,261
5,000	Toyobo Co., Ltd.	84,877
7,200	Ube Industries, Ltd.	195,887
3,116	Umicore SA	174,044
5,800	Victrex plc	252,266
1,157	Wacker Chemie AG	145,464
997	Yara International ASA	48,883
10,000	Zeon Corp.	105,174

		12,635,389

Commercial Services & Supplies (1.2%):
800	AEON Delight Co., Ltd.	29,189
17,026	Aggreko plc	193,367
25,551	Babcock International Group plc	240,728
4,720	Biffa plc(a)	15,501
1,163	Bilfinger SE	58,703
1,670	Black Diamond Group, Ltd.*	4,319
14,490	Brambles, Ltd.	114,154
282	Cewe Stiftung & Co. KGAA	23,473
49,900	CITIC Envirotech, Ltd.	20,079
76,899	Cleanaway Waste Management, Ltd.	104,120
10,948	Collection House, Ltd.	12,261
2,500	Dai Nippon Printing Co., Ltd.	58,154
1,000	Daiseki Co., Ltd.	27,647

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
4,203	De La Rue plc	$26,402
20,752	Downer EDI, Ltd.	117,987
1,000	Duskin Co., Ltd.	24,405
8,557	Edenred	325,724
5,751	Elis SA	135,250
61,796	G4S plc	194,633
348	GL Events^	7,906
18,123	HomeServe plc	241,940
10,900	Horizon North Logistics, Inc.	24,897
9,361	Interserve plc*	7,133
1,424	Intrum Justitia AB^	36,999
3,054	ISS A/S	107,350
1,800	Itoki Corp.	10,448
34,804	IWG plc	110,051
1,500	Kokuyo Co., Ltd.	27,004
400	Kyodo Printing Co., Ltd.	10,433
3,638	Lassila & Tikanoja OYJ	68,415
4,748	Loomis AB	152,950
700	Matsuda Sangyo Co., Ltd.	9,811
5,449	Mears Group plc	26,380
22,737	Mitie Group plc	43,449
1,100	Oyo Corp.	14,798
2,100	Park24 Co., Ltd.	63,474
2,696	PayPoint plc	32,587
1,400	Pilot Corp.	84,168
15,826	Prosegur Compania de Seguridad SA	98,287
58,477	Rentokil Initial plc	242,328
3,299	RPS Group plc	9,453
900	Sato Holdings Corp.	29,827
400	SECOM Co., Ltd.	32,617
6,430	Securitas AB, Class B	111,922
11,583	Shanks Group plc	8,600
900	Societe BIC SA	82,382
700	Sohgo Security Services Co., Ltd.	30,766
2,700	Spie SA	53,684
2,300	Takeei Corp.	16,854
2,256	Tomra Systems ASA	56,289
1,300	Toppan Forms Co., Ltd.	12,487
2,500	Toppan Printing Co., Ltd.	40,172
1,100	Tosho Printing Co., Ltd.	7,734
4,470	Transcontinental, Inc.	79,259

		3,718,950

Communications Equipment (0.1%):
2,792	Adva Optical Networking Se*	21,890
700	Aiphone Co., Ltd.	10,506
700	Denki Kogyo Co., Ltd.	20,575
991	Evs Broadcast Equipment SA	19,638
500	Icom, Inc.	10,855
6,772	Mitel Networks Corp.*	74,563
46,965	Nokia OYJ	260,437
1,022	Parrot SA*	5,570
10,200	Quarterhill, Inc.	14,295
1,300	Sierra Wireless, Inc.*	26,201
26,263	Spirent Communications plc	46,208
12,465	Telefonaktiebolaget LM Ericsson, Class B	110,412
800	Uniden Holdings Corp.	20,423
6,200	VTech Holdings, Ltd.	71,614

		713,187

Construction & Engineering (2.0%):
4,013	ACS Actividades de Construccion y Servicios SA	170,029
3,353	Aecon Group, Inc.	42,136

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
2,015	Arcadis NV	$33,705
300	Asanuma Corp.	9,733
4,202	Astaldi SpA*	3,902
2,110	Badger Daylighting, Ltd.	48,359
3,329	Balfour Beatty plc	11,882
375	Bauer AG	7,066
16,800	Boustead Singapore, Ltd.	9,770
7,647	Bouygues SA	330,171
209	Burkhalter Holding AG	16,507
14,759	Cardno, Ltd.*	12,538
1,100	Chudenko Corp.	25,078
589	CIE d’Entreprises CFE SA	71,110
2,026	Cimic Group, Ltd.	74,965
621	ComSys Holdings Corp.	18,394
6,098	Costain Group plc	33,118
500	Dai-Dan Co., Ltd.	12,588
1,200	Daiho Corp.	34,021
2,773	Eiffage SA	309,365
2,783	Elecnor SA	37,330
7,737	Eltel AB*(a)	18,271
3,414	Ferrovial SA	70,585
1,664	FLSmidth & Co. A/S	103,467
1,782	Fomento de Construcciones y Contratas SA*	26,719
440	Fudo TETRA Corp.	8,165
200	Fukuda Corp.	10,001
6,974	Galliford Try plc	91,815
14,200	Hazama Ando Corp.	108,396
1,713	Heijmans NV*	24,695
600	Hibiya Engineering, Ltd.	10,412
373	Hochtief AG	61,834
110,000	Hong Kong International Construction Investment Management Group Co., Ltd.	25,425
1,093	Implenia AG	69,244
17,890	John Laing Group plc(a)	72,830
7,500	Kajima Corp.	108,996
3,000	Kandenko Co., Ltd.	30,976
400	Kawada Technologies, Inc.	24,251
5,690	Keller Group plc	75,338
2,147	Kier Group plc^	25,318
2,800	Kinden Corp.	44,833
8,456	Koninklijke BAM Groep NV	32,468
2,781	Koninklijke Boskalis Westminster NV	87,514
1,600	Kumagai Gumi Co., Ltd.	44,294
1,300	Kyowa Exeo Corp.	38,049
1,300	Kyudenko Corp.	51,625
7,400	Lian Beng Group, Ltd.	2,812
5,300	Maeda Corp.	69,993
3,000	Maeda Road Construction Co., Ltd.	61,027
3,300	Mirait Holdings Corp.	56,854
5,179	Monadelphous Group, Ltd.	59,902
617	Morgan Sindall Group plc	10,581
1,317	NCC AB^	23,338
1,000	Nichireki Co., Ltd.	10,824
3,000	Nippo Corp.	55,074
1,600	Nippon Densetsu Kogyo Co., Ltd.	33,421
700	Nippon Koei Co., Ltd.	18,765
200	Nippon Road Co., Ltd. (The)	11,567
1,500	Nishimatsu Construction Co., Ltd.	37,974
10,348	NRW Holdings, Ltd.*	15,630
11,600	Obayashi Corp.	109,894
4,863	Obrascon Huarte Lain SA	9,693
1,100	Okumura Corp.	34,519
8,600	OSJB Holdings Corp.	23,312
12,582	Peab AB	115,205

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
18,100	Penta-Ocean Construction Co., Ltd.	$120,632
703	Per Aarsleff Holding A/S	26,592
2,500	Raito Kogyo Co., Ltd.	35,736
20,006	Sacyr SA	58,555
12,041	Salini Impregilo SpA	29,644
1,400	Sanki Engineering Co., Ltd.	15,034
1,700	Seikitokyu Kogyo Co., Ltd.	10,581
8,875	Service Stream, Ltd.	11,558
5,399	Shikun & Binui, Ltd.*	11,113
8,500	Shimizu Corp.	77,607
1,500	Shinnihon Corp.	16,350
4,123	Skanska AB, Class B	80,940
1,700	SNC-Lavalin Group, Inc.	69,330
881	Strabag Se	34,774
1,000	Sumitomo Densetsu Co., Ltd.	16,446
12,380	Sumitomo Mitsui Construction	83,134
2,479	Sweco AB-B Shs	65,350
700	Taihei Dengyo Kaisha, Ltd.	18,550
800	Taikisha, Ltd.	26,092
2,400	TAISEI Corp.	109,454
400	Tekken Corp.	10,413
900	TOA Corp.	19,801
1,630	Tobishima Corp.	27,548
1,000	Toda Corp.	7,218
400	Toenec Corp.	11,374
1,000	Tokyo Energy & Systems, Inc.	10,070
5,100	Tokyu Construction Co., Ltd.	49,247
1,100	Totetsu Kogyo Co., Ltd.	28,284
4,300	Toyo Construction Co., Ltd.	17,525
3,200	Toyo Engineering Corp.*	25,533
3,109	Veidekke ASA	33,954
3,693	Vinci SA	351,271
1,400	Wakachiku Construction Co., Ltd.	20,386
1,700	Yahagi Construction Co., Ltd.	12,989
2,771	YIT OYJ	19,397
1,200	Yokogawa Bridge Holdings Corp.	25,140
1,200	Yurtec Corp.	10,058

		4,935,353

Construction Materials (0.6%):
17,807	Adelaide Brighton, Ltd.	79,516
1,800	Asia Pile Holdings Corp.	13,463
20,667	Boral, Ltd.	102,648
3,157	Brickworks, Ltd.	39,913
2,325	Buzzi Unicem SpA	48,200
7,304	CRH plc, ADR	238,986
22,791	CSR, Ltd.	61,910
8,443	Fletcher Building, Ltd.*	36,321
1,137	HeidelbergCement AG	88,864
1,676	Imerys SA	123,736
5,016	James Hardie Industries SE	75,721
400	Krosaki Harima Corp.	30,850
3,067	LafargeHolcim, Ltd., Registered Shares	151,302
2,500	Nippon Concrete Industries Co., Ltd.	7,840
500	Shinagawa Refractories Co., Ltd.	22,341
1,500	Sumitomo Osaka Cement Co., Ltd.	62,190
7,200	Taiheiyo Cement Corp.	225,945
1,196	Vicat	72,760

		1,482,506

Consumer Finance (0.3%):
3,600	Aeon Credit Service Co., Ltd.	74,563
7,200	Aiful Corp.*	21,572
96,000	Allied Properties HK, Ltd.	20,974
9,830	Arrow Global Group plc	29,592

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
6,358	Axactor SE*	$19,477
1,360	Cembra Money Bank AG	122,970
1,847	Credit Corp. Group, Ltd.	29,705
3,900	Credit Saison Co., Ltd.	63,584
18,226	Eclipx Group, Ltd.	33,768
213,600	Enerchina Holdings, Ltd.	11,291
18,254	Flexigroup, Ltd.	25,254
4,100	Hitachi Capital Corp.	114,225
2,988	Hoist Finance AB(a)	25,091
17,800	Hong Leong Finance, Ltd.	33,469
14,415	International Personal Finance	42,283
4,300	J Trust Co., Ltd.	26,116
1,800	Jaccs Co., Ltd.	38,042
8,298	Money3 Corp., Ltd.	13,193
15,200	Orient Corp.	22,348
4,742	Provident Financial plc*	37,301
4,471	Scottish Pacific Group, Ltd.	13,960
38,000	Sun Hung Kai Properties, Ltd.	19,416

		838,194

Containers & Packaging (0.9%):
11,159	Amcor, Ltd.	110,079
10,464	BillerudKorsnas AB^	135,140
4,231	Cascades, Inc.	41,311
1,780	CCL Industries, Inc.	80,241
28,862	DS Smith plc	179,760
800	FP Corp.	48,660
1,900	Fuji Seal International, Inc.	67,317
5,634	Huhtamaki OYJ	180,409
2,589	Intertape Polymer Group, Inc.	38,429
314	Mayr Melnhof Karton AG	39,441
59,022	Orora, Ltd.	141,412
6,607	Pact Group Holdings, Ltd.	17,698
8,600	Rengo Co., Ltd.	73,371
17,522	RPC Group plc	181,364
16,255	Smurfit Kappa Group plc	642,625
600	Tomoku Co., Ltd.	11,140
3,400	Toyo Seikan Kaisha, Ltd.	70,556
5	Vetropack Holding AG	12,680
1,101	Vidrala SA	103,179

		2,174,812

Distributors (0.2%):
3,471	Bapcor, Ltd.	19,124
3,100	Canon Marketing Japan, Inc.	65,796
500	Chori Co., Ltd.	9,213
5,572	Connect Group plc	2,357
1,438	D’ieteren SA/NV	63,273
1,000	Doshisha Co., Ltd.	20,756
1,600	Happinet Corp.	28,130
4,313	Headlam Group plc	26,706
25,837	Inchcape plc	225,106
1,000	Jardine Cycle & Carriage, Ltd.	23,398
7,157	John Menzies plc	51,069
400	Paltac Corp.	21,869
9,571	Ruralco Holdings, Ltd.	20,130
3,025	Uni-Select, Inc.	51,506

		628,433

Diversified Consumer Services (0.0%):
23,128	Aa plc	29,200
1,811	Academedia AB*(a)	10,037
1,100	Benesse Holdings, Inc.	31,329
2,634	Dignity plc	34,960
5,045	EnerCare, Inc.	113,049
23,577	G8 Education, Ltd.	34,069
6,026	InvoCare, Ltd.	53,750
8,365	Navitas, Ltd.	26,940

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services, continued
700	Studio Alice Co., Ltd.	$14,464
1,300	Take And Give Needs Co., Ltd.	26,660

		374,458

Diversified Financial Services (0.8%):
1,573	Ackermans & Van Haaren NV	273,721
805	AKER ASA	72,621
52,095	AMP, Ltd.	120,078
1,900	Century Tokyo Leasing Corp.	118,076
4,755	Cerved Information Solutions S	51,192
9,605	Challenger, Ltd.	77,730
5,700	Ecn Capital Corp.	16,639
11,037	Element Fleet Management Corp.	56,830
3,300	Financial Products Group Co., Ltd.	31,538
158,669	First Pacific Co., Ltd.	78,029
1,200	Fuyo General Lease Co., Ltd.	72,990
1,236,000	G-Resources Group, Ltd.*	10,427
1,800	Ibj Leasing Co., Ltd.	48,167
4,600	Japan Securities Finance Co., Ltd.	27,575
23,000	Mitsubishi UFJ Lease & Finance Co., Ltd.	135,442
900	NEC Capital Solutions, Ltd.	15,299
772	Onex Corp.	52,800
19,700	ORIX Corp.	319,418
4,352	Pioneer Credit, Ltd.	10,411
1,100	Ricoh Leasing Co., Ltd.	36,268
16,773	Standard Life plc	66,774
1,000	Zenkoku Hosho Co., Ltd.	40,008

		1,732,033

Diversified Telecommunication Services (2.4%):
26,000	APT Satellite Holdings, Ltd.	9,369
974	BCE, Inc.	39,467
644	BCE, Inc.	26,094
5,067	Belgacom SA	121,051
20,307	Bezeq Israeli Telecommunication Corp., Ltd. (The)	23,368
29,763	BT Group plc	87,304
5,384	Cellnex Telecom SAU(a)	141,049
18,127	Chorus, Ltd.	58,271
94,000	CITIC Telecom International Holdings, Ltd.	32,068
7,863	Com Hem Holding AB	130,107
67,539	Deutsche Telekom AG, Registered Shares	1,088,243
218	El Towers SpA	14,373
4,161	Elisa OYJ	176,460
40,490	France Telecom SA	644,936
34,000	Hkbn, Ltd.	58,273
61,295	HKT Trust & HKT, Ltd.	84,272
271	Iliad SA	35,369
16,506	Inmarsat plc	107,375
2,100	Internet Initiative Japan, Inc.	42,578
46,232	KCOM Group plc	56,518
53,529	Koninklijke (Royal) KPN NV	141,164
3,000	Nippon Telegraph & Telephone Corp.	135,542
275,553	PCCW, Ltd.	160,544
9,797	QSC AG	18,197
37,800	Singapore Telecommunications, Ltd.	89,517
3,089	Speedcast International, Ltd.	8,925
2,262	Sunrise Communications Group(a)	204,709
6,021	Superloop, Ltd.*	9,659
580	Swisscom AG, Registered Shares	263,324
29,050	Talktalk Telecom Group plc	46,696
34,736	Telecom Corp. of New Zealand, Ltd.	93,198
337,063	Telecom Italia SpA*	204,242

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
13,693	Telefonica Deutschland Holding AG	$57,878
38,812	Telefonica SA	305,840
4,768	Telekom Austria AG	36,931
5,872	Telenor ASA	114,825
38,292	Telia Co AB	175,828
24,040	Telstra Corp., Ltd.	55,424
14,183	TPG Telecom, Ltd.	87,334
4,240	United Internet AG, Registered Shares	200,581
28,323	Vocus Communications, Ltd.*	67,140

		5,454,043

Electric Utilities (1.2%):
2,033	Acciona SA	183,609
339	Alpiq Holding AG*	27,294
53,654	AusNet Services	63,167
458	BKW AG	29,030
3,200	Chubu Electric Power Co., Inc.	48,412
2,800	Chugoku Electric Power Co., Inc. (The)	35,985
6,000	CK Infrastructure Holdings, Ltd.	47,531
8,064	CLP Holdings, Ltd.	94,380
5,549	Contact Energy, Ltd.	21,428
18,599	Electricite de France	326,264
249	Elia System Operator SA/NV	16,039
4,746	Endesa SA	102,459
76,385	Enel SpA	390,276
1,737	EVN AG	34,008
700	Fortis, Inc.	22,694
8,290	Fortum OYJ	207,772
18,530	Genesis Energy, Ltd.	31,664
11,500	HK Electric Investments, Ltd.	11,607
7,700	Hokkaido Electric Power Co., Inc.	48,537
3,500	Hokuriku Electric Power Co.*	35,835
50,789	Iberdrola SA	372,039
5,354	Infratil, Ltd.	12,647
3,500	Kansai Electric Power Co., Inc. (The)	52,752
3,800	Kyushu Electric Power Co., Inc.	45,864
1,925	Okinawa Electric Power Co., Inc.	40,586
354	Orsted A/S(a)	24,040
4,360	Red Electrica Corporacion SA	91,110
16,247	Scottish & Southern Energy plc	242,515
3,300	Shikoku Electric Power Co., Inc.	43,079
43,538	Spark Infrastructure Group	70,330
13,794	Terna SpA	73,509
3,900	Tohoku Electric Power Co., Inc.	52,937
13,100	Tokyo Electric Power Co., Inc. (The)*	64,323

		2,963,722

Electrical Equipment (1.3%):
25,335	ABB, Ltd.	599,737
600	Chiyoda Integre Co., Ltd.	12,440
1,200	Daihen Corp.	30,717
500	Denyo Co., Ltd.	8,218
2,400	Fuji Electric Holdings Co., Ltd.	96,151
6,900	Fujikura, Ltd.	32,627
4,000	Furukawa Electric Co., Ltd. (The)	133,089
1,200	Futaba Corp.	21,604
5,200	GS Yuasa Corp.	128,025
474	Huber & Suhner AG	35,442
29,500	Johnson Electric Holdings, Ltd.	83,246
245	Kendrion NV	8,522
2,829	Legrand SA	205,971
127,089	Melrose Industries plc	330,576
669	Mersen	23,493
11,300	Mitsubishi Electric Corp.	154,821

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
1,976	Nexans SA	$62,116
1,000	Nidec Corp.	143,923
2,700	Nissin Electric Co., Ltd.	24,580
2,100	Nitto Kogyo Corp.	38,837
821	NKT Holding A/S	21,302
2,270	Nordex Se*	24,413
2,359	OSRAM Licht AG	93,777
17	Phoenix Mecano AG	11,280
6,311	PNE Wind AG	20,355
4,764	Prysmian SpA	110,590
400	Sanyo Denki Co., Ltd.	19,131
3,170	Schneider Electric SA	255,002
1,000	Sinfonia Technology Co., Ltd.	14,915
280,000	Solartech International Holding, Ltd.*	33,925
190	Somfy SA	16,874
2,200	SwCC Showa Holdings Co., Ltd.	15,531
4,000	Tatsuta Electric Wire And Cable Co., Ltd.	22,328
2,597	TKH Group NV	146,119
600	Toyo Tanso Co., Ltd.	17,798
4,400	Ushio, Inc.	60,342
3,650	Vestas Wind Systems A/S	246,568
170	XP Power, Ltd.	6,557

		3,310,942

Electronic Equipment, Instruments & Components (1.8%):
1,300	Ai Holdings Corp.	30,119
3,100	ALPS Electric Co., Ltd.	78,771
306	Also Holding AG, Registered Shares	38,330
2,200	Amano Corp.	45,944
1,200	Arisawa Manufacturing Co., Ltd.	10,292
1,474	Austria Technologie & Systemte	34,051
1,800	Azbil Corp.	39,113
333	Barco NV	44,555
900	Canon Electronics, Inc.	18,902
5,004	Celestica, Inc.*	54,205
157	Cicor Technologies, Ltd.	7,922
9,400	Citizen Holdings Co., Ltd.	61,974
3,400	CMK Corp.	26,018
46,000	Cowell e Holdings, Inc.	6,877
400	Dai-ichi Seiko Co., Ltd.	5,799
400	Daiwabo Holdings Co., Ltd.	25,808
3,500	Dexerials Corp.	35,595
28,281	Electrocomponents plc	264,510
800	Enplas Corp.	22,957
148,000	FIH Mobile, Ltd.*	17,007
7,452	Fingerprint Cards AB*	8,193
400	Hagiwara Electric Co., Ltd.	11,939
500	Hakuto Co., Ltd.	7,020
10,582	Halma plc	199,117
400	Hamamatsu Photonics K.K.	15,932
1,034	Hexagon AB, Class B	60,571
200	Hirose Electric Co., Ltd.	21,828
800	Hitachi High-Technologies Corp.	27,569
19,800	Hitachi, Ltd.	672,953
1,000	Horiba, Ltd.	53,008
1,500	Hosiden Corp.	14,714
3,500	IBIDEN Co., Ltd.	49,077
91	Inficon Holding AG	46,520
2,823	Ingenico Group	214,463
1,000	Iriso Electronics Co., Ltd.	52,477
4,000	Japan Aviation Electronics Industry, Ltd.	67,410
2,000	Japan Cash Machine Co., Ltd.	22,624
21,200	Japan Display, Inc.*	23,331

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
309	Jenoptik AG	$11,382
1,000	Kaga Electronics Co., Ltd.	20,758
100	Keyence Corp.	58,024
1,200	Koa Corp.	20,710
2,388	Kudelski SA^	20,413
2,900	Kyocera Corp.	174,151
3,500	Kyosan Electric Manufacturing Co., Ltd.	18,615
684	Lagercrantz Group AB, Class B*	6,775
26	Lem Holding SA, Registered Shares	30,618
1,400	Macnica Fuji Electronics Holdings	24,738
700	Meiko Electronics Co., Ltd.	19,277
2,366	Micronic Mydata AB	24,781
200	Murata Manufacturing Co., Ltd.	30,675
1,500	Nagano Keiki Co., Ltd.	15,732
2,800	Nichicon Corp.	27,563
600	Nippon Chemi-Con Corp.	16,802
1,200	Nippon Electric Glass Co., Ltd.	37,740
3,400	Nippon Signal Co., Ltd.	34,786
600	Nissha Printing	11,712
600	Nohmi Bosai, Ltd.	13,391
1,900	OKI Electric Industry Co., Ltd.	24,975
2,000	Omron Corp.	84,503
13,505	Opus Group AB	9,729
3,000	Osaki Electric Co., Ltd.	23,138
2,587	Oxford Instruments plc	33,412
8,300	Pricer AB	11,381
2,039	Renishaw plc	125,976
1,400	Ryoden Corp.	21,207
600	Ryosan Co., Ltd.	21,817
600	Ryoyo Electro Corp.	9,269
900	Sanshin Electronics Co., Ltd.	16,185
900	Shimadzu Corp.	28,186
600	Shinko Shoji Co., Ltd.	8,758
2,000	Siix Corp.	34,830
600	SMK Corp.	16,429
2,725	Spectris plc	84,189
2,000	Sumida Corp.	25,914
700	Tachibana Eletech Co., Ltd.	12,005
4,500	Taiyo Yuden Co., Ltd.	101,165
2,500	Tamura Corp.	15,651
600	TDK Corp.	65,468
3,900	Topcon Corp.	71,219
1,300	Toyo Corp.	10,611
3,485	Tt Electronics plc	11,808
1,100	UKC Holdings Corp.	25,365
200	V Technology Co., Ltd.	30,010
312	Vaisala OYJ, Class A	6,737
6,300	Venture Corp., Ltd.	81,208
28,000	Vstecs Holdings, Ltd.	14,637
3,200	Yaskawa Electric Corp.	94,942
2,200	Yokogawa Electric Corp.	46,550

		4,223,412

Energy Equipment & Services (0.9%):
7,314	Aker Solutions ASA*	15,878
5,393	Aker Solutions ASA*	38,328
1,137	Bonheur ASA	14,384
1,778	Bourbon Corp.*	11,343
2,991	BW Offshore, Ltd.*	23,758
5,101	Calfrac Well Services, Ltd.*	17,102
5,874	Ces Energy Solutions Corp.	19,375
10,850	CGG SA*	30,089
2,326	Computer Modelling Group, Ltd.	15,219
2,526	Enerflex, Ltd.	32,330
8,606	Ensign Energy Services, Inc.	41,514

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
106,730	Ezion Holdings, Ltd.*	$5,760
4,488	Fugro NV*	59,209
4,984	Hunting plc*	50,638
17,437	John Wood Group plc	175,334
12,946	Kvaerner ASA*	23,954
8,257	Lamprell plc*	6,758
2,200	Mullen Group, Ltd.	26,148
3,324	Ocean Yield ASA	27,210
3,553	Odfjell Drilling, Ltd.*	15,721
1,500	Pason Systems, Inc.	22,753
12,322	Petrofac, Ltd.	104,018
18,993	Petroleum Geo-Services ASA*	85,453
16,362	Precision Drilling Corp.*	56,503
398	ProSafe SE*	1,467
21,040	Saipem SpA*	129,448
6,871	SBM Offshore NV	124,326
174	Schoeller-Blackman Oilfield Equipment AG	19,079
8,377	Secure Energy Services, Inc.	54,874
2,300	ShawCor, Ltd.	43,970
2,400	Shinko Plantech Co., Ltd.	24,973
17,755	Solstad Offshore ASA*^	10,694
11,430	Subsea 7 SA	169,207
877	Tecnicas Reunidas SA	26,860
3,416	TGS NOPEC Geophysical Co. ASA	138,893
900	Total Energy Services, Inc.	7,568
400	Toyo Kanetsu KK	10,067
13,311	Trican Well Service, Inc.*	23,808
18,254	Trinidad Drilling, Ltd.*	26,148
10,731	Vallourec SA*	63,030
4,085	WorleyParsons, Ltd.	60,107

		1,853,298

Entertainment (0.6%):
2,500	Avex Group Holdings, Inc.	35,678
5,101	Borussia Dortmund GMBH & Co. KGaA	45,395
2,600	Capcom Co., Ltd.	65,868
3,565	Cineplex, Inc.	96,612
64,925	Cineworld Group plc	266,795
2,000	Colopl, Inc.	12,975
2,160	CTS Eventim AG & Co. KGaA	96,813
1,600	Daiichikosho Co., Ltd.	77,152
1,800	DeNA Co., Ltd.	31,800
4,400	DHX Media, Ltd.*	6,337
4,556	Entertainment One, Ltd.	24,532
6,450	Event Hospitality And Entertainment, Ltd.	68,992
15,900	Gungho Online Enetertainment, Inc.	32,739
38,000	Igg, Inc.	47,355
594	Kinepolis Group NV	35,495
1,100	Konami Corp.	43,099
1,700	Marvelous, Inc.	13,915
100	Nintendo Co., Ltd.	36,506
13,788	Technicolor SA*	16,503
1,000	Toho Co., Ltd.	31,387
2,851	UbiSoft Entertainment SA*	308,491
8,284	Village Roadshow, Ltd.*	14,902
1,922	Vivendi Universal SA	49,409

		1,458,750

Food & Staples Retailing (1.8%):
5,600	Aeon Co., Ltd.	134,969
500	Ain Holdings, Inc.	40,362
800	Albis Co., Ltd.	21,411
3,200	Alcanna, Inc.	26,636

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
2,144	Alimentation Couche-Tard, Inc.	$107,258
1,309	Amsterdam Commodities NV	29,480
2,400	Arcs Co., Ltd.	65,067
1,200	Axial Retailing, Inc.	42,885
900	Belc Co., Ltd.	48,730
21,524	Carrefour SA	412,261
2,135	Casino Guichard-Perrachon SA^	89,605
1,100	Cawachi, Ltd.	22,367
400	Cocokara Fine, Inc.	25,667
2,636	Colruyt SA	149,071
200	Cosmos Pharmaceutical Corp.	44,996
1,300	Create SD Holdings Co., Ltd.	33,849
24,356	Distribuidora Internacional de Alimentacion SA	56,528
800	Eco’s Co., Ltd.	12,007
2,691	Empire Co., Ltd., Class A	49,049
300	FamilyMart Co., Ltd.	31,158
1,600	Heiwado Co., Ltd.	42,965
1,831	ICA Gruppen AB^	58,130
200	Itochu-Shokuhin Co., Ltd.	10,510
28,611	J Sainsbury plc	119,882
997	Kesko OYJ, Class A	52,240
1,595	Kesko OYJ, Class B	86,636
300	Kobe Bussan Co., Ltd.	17,059
15,087	Koninklijke Ahold Delhaize NV	345,890
400	LAWSON, Inc.	24,363
1,111	Loblaw Cos., Ltd.	57,086
1,430	Marr SpA	41,889
54,594	Metcash, Ltd.	118,153
5,170	METRO AG	80,996
1,817	Metro, Inc.	56,529
900	Mitsubishi Shokuhin Co., Ltd.	24,040
600	Nihon Chouzai Co., Ltd.	18,848
801	North West Co., Inc.	17,440
2,000	Okuwa Co., Ltd.	20,367
31,200	Olam International, Ltd.	46,336
1,094	Rallye SA	12,800
1,000	Retail Partners Co., Ltd.	13,099
600	San-A Co., Ltd.	26,830
7,200	Seven & I Holdings Co., Ltd.	320,747
1,454	Sligro Food Group NV	62,115
1,800	Sogo Medical Co., Ltd.(b)	39,712
37,635	Sonae SGPS SA	38,987
500	Sugi Holdings Co., Ltd.	24,559
1,300	Sundrug Co., Ltd.	46,375
112,169	Tesco plc	350,332
400	Tsuruha Holdings, Inc.	49,259
3,100	United Supermarkets Holdings	38,585
2,200	Valor Co., Ltd.	50,892
1,000	Welcia Holdings Co., Ltd.	56,688
5,821	Wesfarmers, Ltd.	209,656
1,644	Weston (George), Ltd.	124,454
49,422	William Morrison Supermarkets plc	166,991
7,199	Woolworths, Ltd.	145,700
700	Yamatane Corp.	13,077
700	Yaoko Co., Ltd.	42,831
2,800	Yokohama Reito Co., Ltd.	22,700

		4,539,104

Food Products (2.7%):
4,938	AAK AB	85,593
364	Agrana Beteiligungs AG	8,158
2,600	Ajinomoto Co., Inc.	44,628
3,482	Aryzta AG*^	33,123
1,675	Associated British Foods plc	49,975
772	Atria OYJ	8,305
5,111	Austevoll Seafood ASA	70,482

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
23,247	Australian Agricultural Co., Ltd.*	$21,590
546	Bakkafrost P/F	33,319
33	Barry Callebaut AG, Registered Shares	62,495
125	Bell AG	39,733
3,394	Bellamy’s Australia, Ltd.*	25,084
567	Bonduelle S.C.A.	17,836
1,100	Calbee, Inc.	36,191
800	Chubu Shiryo Co., Ltd.	10,994
4,349	Cloetta AB	13,443
3,432	Cranswick plc	151,350
7,971	Dairy Crest Group plc	47,491
3,659	Danone SA	283,231
10,087	Devro plc	27,081
500	Dydo Drinco, Inc.	25,043
1,136	Ebro Foods SA	24,806
3,868	Elders, Ltd.	19,814
111	Emmi AG	82,831
1,000	Ezaki Glico Co., Ltd.	49,036
16,300	First Resources, Ltd.	20,006
1,000	Fuji Oil Co., Ltd.	31,492
700	Fujicco Co., Ltd.	14,469
11,788	Glanbia plc	202,911
260,400	Golden Agri-Resources, Ltd.	47,592
11,957	GrainCorp, Ltd.	68,193
18,175	Greencore Group plc	43,827
3,373	Grieg Seafood ASA	44,530
1,119	Hilton Food Group plc	14,056
1,600	Hokuto Corp.	27,340
1,200	House Foods Group, Inc.	36,026
47,400	Japfa, Ltd.	22,710
300	J-Oil Mills, Inc.	10,286
800	Kagome Co., Ltd.	23,087
700	Kenko Mayonnaise Co., Ltd.	17,536
1,567	Kerry Group plc, Class A	173,192
1,100	Kewpie Corp.	25,470
300	Kotobuki Spirits Co., Ltd.	14,128
59	KWS Saat SE	22,774
3,154	Leroy Seafood Group ASA	25,748
2,549	Maple Leaf Foods, Inc.	61,302
3,528	Marine Harvest	81,759
2,600	Maruha Nichiro Corp.	95,876
1,600	Megmilk Snow Brand Co., Ltd.	41,097
1,100	Meiji Holdings Co., Ltd.	73,889
800	Mitsui Sugar Co., Ltd.	22,959
700	Morinaga & Co., Ltd.	26,149
3,000	Morinaga Milk Industry Co., Ltd.	81,443
300	Nakamuraya Co., Ltd.	12,795
21,347	Nestle SA, Registered Shares	1,779,059
4,900	Nichirei Corp.	129,788
800	Nippon Beet Sugar Manufacturing Co., Ltd.	14,655
2,800	Nippon Flour Mills Co., Ltd.	49,368
2,100	Nippon Meat Packers, Inc.	77,546
20,100	Nippon Suisan Kaisha, Ltd.	130,888
800	Nisshin Oillio Group, Ltd. (The)	23,461
2,300	Nisshin Seifun Group, Inc.	50,422
900	Nissin Sugar Co., Ltd.	18,040
326	Orior AG	30,572
2,710	Orkla ASA, Class A	22,903
11,559	Parmalat SpA	38,110
1,700	Petra Foods, Ltd.	1,394
51,099	Premier Foods plc*	28,169
988	Premium Brands Holdings Corp.	72,086
2,000	Prima Meat Packers, Ltd.	47,198

Shares		Fair Value
Common Stocks, continued
Food Products, continued
11,598	Ridley Corp., Ltd.	$12,784
5,300	Rogers Sugar, Inc.	22,735
1,029	Salmar ASA	51,382
1,323	Saputo, Inc.	39,357
127	Savencia SA	9,672
3,496	Scales Corp., Ltd.	11,543
3,767	Scandi Standard AB	24,213
509	Schouw & Co.	42,238
2,304	Select Harvests, Ltd.	8,859
1,200	Showa Sangyo Co., Ltd.	30,931
306	Sipef SA	18,508
300	Starzen Co., Ltd.	12,926
3,472	Suedzucker AG	46,131
9,961	Tassal Group, Ltd.	32,473
21,868	Tate & Lyle plc	194,494
432	Vilmorin & CIE SA	30,141
2,508	Viscofan SA	182,605
22,000	Vitasoy International Holdings, Ltd.	75,027
400	Warabeya Nichiyo Holdings Co., Ltd.	7,077
2,992	Wessanen	36,545
181,612	WH Group, Ltd.(a)	127,910
15,800	Wilmar International, Ltd.	37,172
200	Yakult Honsha Co., Ltd.	16,389
2,000	Yamazaki Baking Co., Ltd.	40,043

		6,279,088

Gas Utilities (0.4%):
1,900	AltaGas, Ltd.	30,232
12,578	APA Group	90,967
7,633	Gas Natural SDG SA	208,318
26,771	Hong Kong & China Gas Co., Ltd.	52,988
12,938	Italgas SpA	70,131
800	K&O Energy Group, Inc.	12,471
1,300	Nippon Gas Co., Ltd.	64,892
2,100	Osaka Gas Co., Ltd.	40,969
3,284	Rubis SCA	177,733
1,300	Saibu Gas Co., Ltd.	30,901
3,700	Shizuoka Gas Co. Ltd.	32,805
10,212	Superior Plus Corp.	100,262
800	Toho Gas Co., Ltd.	30,445
2,200	Tokyo Gas Co., Ltd.	54,088

		997,202

Health Care Equipment & Supplies (1.2%):
2,602	Ambu A/S	62,487
3,613	Ansell, Ltd.	65,940
5,613	Arjo AB, Class B	18,982
1,600	Asahi Intecc Co., Ltd.	69,857
792	Cochlear, Ltd.	115,490
1,014	Coloplast A/S, Class B	103,640
1,992	Consort Medical plc	30,897
781	DiaSorin SpA	82,136
509	Draegerwerk AG & Co. KGaA	32,267
185	Eckert & Ziegler AG	9,535
1,566	Essilor International SA Compagnie Generale d’Optique	231,534
4,164	Fisher & Paykel Healthcare Corp., Ltd.	41,525
8,277	Getinge AB, Class B^	95,215
7,376	GN Store Nord A/S	359,295
405	Guerbet	30,540
2,000	HOYA Corp.	118,753
6,713	Koninklijke Philips Electronics NV	305,700
3,787	Koninklijke Philips Electronics NV, NY Shares, NYS	172,346
1,500	Nihon Kohden Corp.	47,505
8,900	Nipro Corp.	121,588

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,300	Olympus Co., Ltd.	$50,762
900	Paramount Bed Holdings Co., Ltd.	44,374
1,192	Sartorius AG	193,437
10,538	Smith & Nephew plc	192,017
411	Sonova Holding AG, Registered Shares	81,807
184	Straumann Holding AG, Registered Shares	138,364
800	Sysmex Corp.	68,954
1,600	Terumo Corp.	94,811
964	William Demant Holding A/S*	36,207

		3,015,965

Health Care Providers & Services (0.7%):
4,943	Al Noor Hospitals Group plc	27,603
2,700	Alfresa Holdings Corp.	72,267
3,417	Amplifon SpA	75,842
18,377	Australian Pharmaceutical Industries, Ltd.	22,898
1,100	Bml, Inc.	33,488
3,973	Cambian Group plc	10,122
2,363	Capio AB(a)	13,484
4,556	Ebos Group, Ltd.	67,792
4,221	Estia Health, Ltd.	7,236
4,012	Extendicare, Inc.	23,889
656	Fagron	12,679
1,000	FALCO HOLDINGS Co., Ltd.	16,595
477	Fresenius Medical Care AG & Co., KGaA	49,048
2,812	Fresenius SE & Co. KGaA	206,443
66,724	Healthscope, Ltd.	101,142
2,000	Japan Lifeline Co., Ltd.	42,331
16,930	Japara Healthcare, Ltd.	16,947
2,739	Korian-Medica	99,677
1,404	Medical Facilities Corp.	15,600
7,584	Metlifecare, Ltd.	32,664
2,800	Miraca Holdings, Inc.	72,832
1,060	Orpea	137,080
27,126	Primary Health Care, Ltd.	59,659
24,900	Raffles Medical Group, Ltd.	20,638
1,233	Ramsay Health Care, Ltd.	48,940
3,746	Ryman Healthcare, Ltd.	34,744
2,200	Ship Healthcare Holdings, Inc.	85,079
59,044	Sigma Healthcare, Ltd.	26,682
1,545	Sonic Healthcare, Ltd.	27,903
8,887	Spire Healthcare Group plc(a)	16,495
10,895	Summerset Group Holdings, Ltd.	56,370
800	Suzuken Co., Ltd.	37,957
1,800	Toho Holdings Co., Ltd.	47,777
3,435	Virtus Health, Ltd.	13,900
2,800	Vital Ksk Holdings, Inc.	31,578

		1,665,381

Health Care Technology (0.0%):
14,160	AGFA-Gevaert NV*	64,928
2,052	Ascom Holding AG	41,709
857	Compugroup Medical Se	49,506
3,000	M3, Inc.	68,035
1,213	Raysearch Laboratories AB*	16,695

		240,873

Hotels, Restaurants & Leisure (2.2%):
36,400	Accordia Golf Trust	14,507
23,206	Ardent Leisure Group	29,843
5,866	Aristocrat Leisure, Ltd.	119,901
4,300	Atom Corp.	38,725
7,557	Autogrill SpA	77,178

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
3,095	Betsson AB	$23,845
14,000	Cafe de Coral Holdings, Ltd.	32,043
577	Carnival plc, ADR	36,397
485	Cie des Alpes	16,834
9,479	Collins Foods, Ltd.	42,402
2,000	Colowide Co., Ltd.	51,186
8,814	Compass Group plc	195,948
2,200	Corporate Travel Management, Ltd.	48,273
4,567	Crown, Ltd.	45,072
1,951	Domino’s Pizza Enterprises, Ltd.	75,264
23,341	Domino’s Pizza Group plc	84,930
1,600	Doutor Nichires Holdings Co., Ltd.	29,722
6,304	Elior Group^(a)	97,579
20,405	Enterprise Inns plc*	44,026
1,133	Flight Centre, Ltd.	43,352
600	Fujita Kanko, Inc.	18,089
557	Fuller Smith & Turner plc, Class A	6,883
13,010	Galaxy Entertainment Group, Ltd.	81,461
2,773	Great Canadian Gaming Corp.*	99,412
13,672	Greene King plc	87,336
8,283	Greggs plc	113,823
4,715	GVC Holdings plc	56,435
1,700	HIS Co., Ltd.	56,848
18,000	Hongkong & Shanghai Hotels (The)	25,208
11,300	Hotel Grand Central, Ltd.	11,403
1,726	Intercontinental Hotels Group plc, ADR	108,376
900	Intertain Group, Ltd. (The)*	8,850
7,041	JD Wetherspoon plc	119,806
1,100	Kyoritsu Maintenance Co., Ltd.	46,541
23,554	Ladbrokes Coral Group plc*(b)(c)	3,324
17,201	Marston’s plc	22,122
200	Matsuya Foods Co., Ltd.	6,381
22,000	Melco International Development Ltd.	43,318
2,209	Melia Hotels International SA	24,685
25,795	Merlin Entertainments plc(a)	134,480
15,327	MGM China Holdings, Ltd.	24,015
6,833	Millennium & Copthorne Hotels	46,395
14,000	Miramar Hotel & Investment	26,238
10,745	Mitchells & Butlers plc	36,949
72,000	NagaCorp, Ltd.	75,397
8,615	NetEnt AB*	34,941
10,509	NH Hotel Group SA	76,627
1,223	Orascom Development Holding AG*	14,897
200	Oriental Land Co., Ltd.	20,919
1,016	Paddy Power Betfair plc	85,864
1,718	Paddy Power plc	146,579
2,047	Pandox AB	36,665
900	Pizza Pizza Royalty Corp.	6,662
10,182	PlayTech plc	64,450
12,439	Rank Group plc	27,560
30,000	Regal Hotels International Holdings, Ltd.	16,441
2,700	Resorttrust, Inc.	44,529
1,092	Restaurant Brands International, Inc.	64,666
2,017	Restaurant Brands New Zealand, Ltd.	10,451
6,315	Restaurant Group plc (The)	24,510
4,600	Round One Corp.	60,939
1,300	Royal Holdings Co., Ltd.	33,924
1,200	Saint Marc Holdings Co., Ltd.	28,016
1,300	Saizeriya Co., Ltd.	25,403
16,988	Sands China, Ltd.	76,062
1,504	Scandic Hotels Group AB(a)	16,887
32,000	Shangri-La Asia, Ltd.	47,562
56,868	SJM Holdings, Ltd.	51,851

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
705	Skistar AB	$17,589
28,970	Sky City Entertainment Group, Ltd.	76,903
2,200	Skylark Co., Ltd.	32,532
1,092	Sodexo SA	115,648
24,479	SSP Group plc	230,896
10,849	Star Entertainment Group, Ltd. (The)	40,578
1,200	Stars Group, Inc. (The)*	29,807
35,219	Tabcorp Holdings, Ltd.	123,642
3,181	Telepizza Group SA(a)	18,821
50,634	Thomas Cook Group plc	38,205
4,500	Tokyo Dome Corp.	39,409
1,100	Toridoll Holding Corp.	23,941
8,666	TUI AG	166,055
6,856	Unibet Group plc	76,832
2,777	Whitbread plc	170,608
41,297	William Hill plc	135,669
16,830	Wynn Macau, Ltd.	38,161
3,500	Zensho Holdings Co., Ltd.	69,075

		4,891,578

Household Durables (1.9%):
2,000	Alpine Electronics, Inc.	37,587
520	Bang & Olufsen A/S*	12,002
33,164	Barratt Developments plc	244,897
6,709	Bellway plc	263,215
5,073	Berkeley Group Holdings plc (The)	243,070
1,566	Bigben Interactive	19,358
5,170	Bonava AB	74,314
5,350	Bovis Homes Group plc	74,716
3,865	Breville Group, Ltd.	36,532
2,200	Casio Computer Co., Ltd.	35,969
600	Chofu Seisakusho Co., Ltd.	13,806
1,800	Cleanup Corp.	13,097
1,900	Corona Corp.	21,310
9,906	Crest Nicholson Holdings plc	45,178
2,921	De’Longhi	91,616
1,000	Dorel Industries, Inc.	17,724
2,152	Duni AB	28,483
3,583	Electrolux AB, Series B, B Shares	78,846
2,700	Es-Con Japan, Ltd.	18,981
2,053	Fiskars OYJ Abp	42,089
23	Forbo Holding AG	36,863
1,600	Foster Electric Co., Ltd.	20,136
1,600	Fuji Corp., Ltd.	12,600
2,300	Fujitsu General, Ltd.	38,615
9,600	Haseko Corp.	124,143
700	Hoosiers Holdings	4,168
187	Hunter Douglas NV	14,021
13,919	Husqvarna AB, Class B	118,411
3,200	Iida Group Holdings Co., Ltd.	56,940
5,228	JM AB	102,464
4,600	Jvc Kenwood Corp.	12,912
661	Kaufman & Broad SA	31,000
62,400	Man Wah Holdings, Ltd.	37,412
4,714	McCarthy & Stone plc(a)	8,241
10	Metall Zug AG	32,823
1,200	Misawa Homes Co., Ltd.	9,382
2,500	Nissei Build Kogyo Co., Ltd.(b)	24,120
9,589	Nobia AB	67,859
17,300	Panasonic Corp.	201,600
5,699	Persimmon plc	175,486
31,200	Pioneer Corp.*	31,859
1,400	Pressance Corp.	17,906
15,445	Redrow plc	117,298
500	Sangetsu Corp.	9,816
1,048	SEB SA	178,260

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
13,000	Sekisui Chemical Co., Ltd.	$239,913
5,300	Sekisui House, Ltd.	80,842
9,500	Sony Corp.	582,714
2,200	Starts Corp., Inc.	48,560
6,900	Sumitomo Forestry Co., Ltd.	119,990
328	Surteco SE	8,334
110,619	Taylor Wimpey plc	247,187
20,687	Techtronic Industries Co., Ltd.	132,180
1,000	Toa Corp./Hyogo	11,681
400	Token Corp.	26,231
3,795	Tomtom NV*	31,034
2,000	Zojirushi Corp.	28,292

		4,454,083

Household Products (0.2%):
2,964	Essity AB, Class B	74,471
2,800	Lion Corp.	62,210
14,255	Mcbride plc*	26,332
1,600	Pigeon Corp.	90,137
1,370	Reckitt Benckiser Group plc	125,136
1,800	Unicharm Corp.	59,464

		437,750

Independent Power and Renewable Electricity Producers (0.1%):
1,967	Albioma SA	44,970
2,859	Boralex, Inc., Class A	39,913
2,600	Capital Power Corp.	57,395
20,418	Drax Group plc	103,202
4,054	Edp Renovaveis SA	41,090
1,300	Electric Power Development Co., Ltd.	35,984
3,202	ERG SpA	65,200
9,297	Falck Renewables SpA	20,075
12,000	Gcl New Energy Holdings, Ltd.*	429
54,874	Infigen Energy*	23,338
3,741	Innergex Renewable Energy, Inc.	37,598
4,661	Northland Power, Inc.	78,316
2,000	Polaris Infrastructure, Inc.	18,010
1,917	Scatec Solar ASA(a)	14,184
12,748	Transalta Corp.	71,760
1,200	Transalta Renewables, Inc.	10,685
3,620	Uniper SE	111,302
2,800	West Holdings Corp.	18,904

		792,355

Industrial Conglomerates (0.7%):
8,000	Chevalier International Holdings Ltd.	11,504
26,645	Cir-Compagnie Industriali Riun	30,389
12,930	CK Hutchison Holdings, Ltd.	148,263
1,493	DCC plc	135,360
2,000	Guoco Group, Ltd.	33,270
17,500	Hopewell Holdings, Ltd.	57,570
980	Indus Holding AG	60,856
1,500	Katakura Industries Co., Ltd.	18,568
1,800	Keihan Electric Railway Co., Ltd.	68,765
14,100	Keppel Corp., Ltd.	71,772
1,284	Lifco AB-B Shs	57,441
900	Nisshinbo Holdings, Inc.	10,722
1,487	Nolato AB	91,712
2,675	Rheinmetall AG	279,609
2,400	Seibu Holdings, Inc.	43,170
57,400	SembCorp Industries, Ltd.	129,575
70,000	Shun Tak Holdings, Ltd.	24,402
5,436	Smiths Group plc	105,937
5,400	Tokai Holdings Corp.	54,188

		1,433,073

Insurance (4.5%):
5,489	Admiral Group plc	148,666

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
28,090	AEGON NV^	$182,190
3,711	Ageas NV	199,428
67,040	AIA Group, Ltd.	599,019
4,109	Alm Brand A/S	35,122
4,174	Asr Nederland NV	198,930
20,632	Assicurazioni Generali SpA	355,687
60,907	Aviva plc	387,979
15,366	AXA SA	412,494
496	Baloise Holding AG, Registered Shares	75,606
25,009	Beazley plc	185,902
7,384	Chesnara plc	34,161
1,599	Clal Insurance Enterprises Holdings, Ltd.*	30,213
1,594	CNP Assurances SA	38,384
3,800	Coface SA	36,041
8,900	Dai-ichi Life Insurance Co., Ltd.	185,314
23,474	Direct Line Insurance Group plc	98,987
82	E-L Financial Corp., Ltd.	52,000
20,019	Esure Group plc	72,418
498	Fairfax Financial Holdings, Ltd.	270,590
268	FBD Holdings plc	3,157
1,983	Gjensidige Forsikring ASA	33,437
309	Hannover Rueck SE	43,641
5,987	Harel Insurance Investments &	46,193
283	Helvetia Patria Holding AG	172,353
4,798	Hiscox, Ltd.	102,803
3,519	Industrial Alliance Insurance & Financial Services, Inc.	140,733
12,900	Japan Post Holdings Co., Ltd.	153,522
6,623	Jardine Lloyd Thompson Group plc	163,650
22,877	JRP Group plc	26,324
7,487	Lancashire Holdings, Ltd.	59,303
126,984	Legal & General Group plc	433,377
865	Manulife Financial Corp.	15,465
13,895	Manulife Financial Corp.	248,443
44,734	MAPFRE SA	139,551
26,388	Medibank Private, Ltd.	55,491
1,055	Menora Mivtachim Holdings, Ltd.	11,992
16,641	Migdal Insurance & Financial Holding, Ltd.	18,457
3,200	MS&AD Insurance Group Holdings, Inc.	106,565
1,025	Muenchener Rueckversicherungs-Gesellschaft AG	226,989
20,116	NIB Holdings, Ltd.	85,036
2,400	NKSJ Holdings, Inc.	102,229
2,157	NN Group NV	96,076
69,163	Old Mutual, Ltd.	145,966
19,541	Phoenix Group Holdings	172,034
4,472	Phoenix Holdings, Ltd. (The)	27,133
14,435	Poste Italiane SpA(a)	115,326
2,827	Protector Forsikring ASA*^	18,416
9,829	QBE Insurance Group, Ltd.	78,981
10,964	RSA Insurance Group plc	82,082
56,602	Saga plc	96,480
5,437	Sampo OYJ, Class A	281,266
2,986	SCOR SA	138,575
4,237	Societa Cattolica di Assicuraz	36,418
11,633	Steadfast Group, Ltd.	23,956
14,257	Storebrand ASA	127,389
8,920	Sun Life Financial, Inc.	354,658
11,160	Suncorp-Metway, Ltd.	116,246

Shares		Fair Value
Common Stocks, continued
Insurance, continued
383	Swiss Life Holding AG, Registered Shares	$145,078
2,599	Swiss Re AG	239,783
4,600	T&D Holdings, Inc.	75,919
828	Talanx AG	31,469
3,100	Tokio Marine Holdings, Inc.	153,853
3,403	Topdanmark A/S	155,360
23	Trisura Group, Ltd.*	490
4,088	Tryg A/S	101,761
16,849	Unipol Gruppo Finanziario SpA	75,032
34,458	UnipolSai SpA	81,044
4,045	Uniqa Insurance Group AG	40,389
33	Vaudoise Assurances Holding SA	17,358
1,204	Vienna Insurance Group Weiner Staeditische Versicherung AG	34,348
1,796	Wuestenrot & Wuerttembergische AG	40,930
1,401	Zurich Insurance Group AG	442,573

		9,534,231

Interactive Media & Services (0.3%):
22,069	Auto Trader Group plc(a)	128,441
9,425	Carsales.com, Ltd.	98,157
1,200	Dip Corp.	29,058
10,396	Domain Holdings Australia, Ltd.	26,222
2,000	Gree, Inc.	9,407
1,200	Gurunavi, Inc.	9,769
3,100	Kakaku.com, Inc.	60,647
2,000	mixi, Inc.	48,001
1,012	REA Group, Ltd.	62,825
29,220	Rightmove plc	179,350
12,657	Solocal Group*	14,678
135	Xing AG	46,155
8,400	Yahoo! Japan Corp.	30,242
1,895	Yellow Pages, Ltd.*	12,765

		755,717

Internet & Direct Marketing Retail (0.3%):
1,900	Belluna Co., Ltd.	22,369
22,749	Moneysupermarket.com Group plc	82,632
5,503	Ocado Group plc*	64,432
6,700	Rakuten, Inc.	51,357
3,085	Rocket Internet SE*(a)	96,554
1,900	Start Today Co., Ltd.	57,532
1,817	Takkt AG	28,786
19,250	Trade Me Group, Ltd.	66,535

		470,197

IT Services (0.9%):
3,129	Acando AB	13,096
742	Alten SA	76,218
9,025	Altran Technologies SA	78,213
3,748	Amadeus IT Holding SA	347,753
5,372	ARQ Group, Ltd.	9,179
4,826	Atea ASA	78,298
2,024	Atos Origin SA	240,512
610	Bechtle AG	61,927
292	Cancom Se	13,183
837	Capgemini SA	105,326
1,045	CGI Group, Inc., Class A*	67,382
4,933	Columbus A/S	12,657
3,322	Computacenter plc	54,807
6,694	Computershare, Ltd.	96,143
700	DTS Corp.	27,888
8,624	Econocom Group SA/NV	28,032
3,891	Fdm Group Holdings plc	49,191
457	Formula Systems 1985, Ltd.	19,224
3,200	Fujitsu, Ltd.	227,958

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
2,545	Global Dominion Access SA*(a)	$15,502
3,000	GMO Internet, Inc.	52,359
400	Gmo Payment Gateway, Inc.	24,788
287	Groupe Open	8,375
6,538	Indra Sistemas SA*	74,812
1,500	IT Holdings Corp.	74,998
2,400	Itochu Techno-Solutions Corp.	52,137
697	Knowit AB	14,788
300	Mitsubishi Research Institute	11,537
700	NEC Networks & System Integrat	16,227
3,000	Nihon Unisys, Ltd.	77,442
352	Nomura Research Institute, Ltd.	17,769
800	NS Solutions Corp.	25,870
5,500	NTT Data Corp.	76,174
300	OBIC Co., Ltd.	28,367
4,539	Ordina NV	9,052
1,400	Otsuka Corp.	52,263
663	Reply SpA	45,610
800	SCSK Corp.	37,806
700	Sopra Steria Group	112,157
3,261	Tieto OYJ	100,691
500	TKC Corp.	20,913
590	Worldline SA*(a)	37,693

		2,594,317

Leisure Products (0.2%):
1,156	Accell Group	22,457
7,303	Amer Sports OYJ	298,398
406	Brp, Inc.	19,047
800	Globeride, Inc.	22,081
1,200	Heiwa Corp.	26,767
500	Mars Group Holdings Corp.	10,580
600	Mizuno Corp.	15,097
3,300	Namco Bandai Holdings, Inc.	128,251
26,132	Photo-Me International plc	42,283
3,689	Thule Group AB (The)(a)	89,227
2,800	Tomy Co., Ltd.	28,812
385	Trigano SA	42,101
700	Universal Entertainment Corp.*	21,261

		766,362

Life Sciences Tools & Services (0.2%):
823	AddLife AB	18,630
1,200	Eps Holdings, Inc.	25,590
188	Eurofins Scientific SE	106,562
1,884	Gerresheimer AG	159,095
876	Sartorius Stedim Biotech	120,507
185	Siegfried Holding AG	86,087
77	Tecan Group AG	18,215

		534,686

Machinery (4.5%):
6,065	Aalberts Industries NV	258,206
2,600	Aichi Corp.	14,167
2,000	Aida Engineering, Ltd.	17,886
4,185	Alfa Laval AB	113,372
900	Alinco, Inc.	8,660
789	Alstom SA	35,225
11,200	AMADA Co., Ltd.	119,511
2,790	Andritz AG	162,752
2,700	Asahi Diamond Industrial Co., Ltd.	19,042
3,946	Atlas Copco AB, Class A	113,642
2,774	Atlas Copco AB, Class B	73,965
1,149	Ats Automation Tooling Systems, Inc.*	21,370
1,300	Bando Chemical Industries, Ltd.	15,471
3,116	Beijer Alma AB, Class B	52,230

Shares		Fair Value
Common Stocks, continued
Machinery, continued
506	Bobst Group SA	$39,574
12,886	Bodycote plc	152,130
337	Bucher Industries AG	108,183
87	Burckhardt Compression Holding	30,251
498	Cargotec OYJ	22,365
500	Chugai Ro Co., Ltd.	13,336
2,600	CKD Corp.	33,367
17,805	CNH Industrial NV	213,523
2,050	Concentric AB	32,954
1,110	Construcc y Aux de Ferrocarr SA	46,196
42	Conzzeta AG	45,724
234	Daetwyler Holding AG	44,547
900	Daifuku Co., Ltd.	45,889
2,100	Daiwa Industries, Ltd.	22,964
4,081	Deutz AG	36,338
3,500	DMG Mori Co., Ltd.	58,502
2,668	Duerr AG	120,082
3,200	Ebara Corp.	110,459
3,946	Epiroc AB, Class A*	44,102
2,774	Epiroc AB, Class B*	28,560
1,500	Exco Technologies, Ltd.	10,976
200	FANUC Corp.	37,723
114	Feintool International Holding-REG	13,015
1,500	Fuji Machine MFG. Co., Ltd.	24,052
1,000	Fukushima Industries Corp.	51,061
1,700	Furukawa Co., Ltd.	25,065
2,882	GEA Group AG	102,647
303	Georg Fischer AG	342,463
2,900	Glory, Ltd.	70,889
2,253	Haldex AB	22,087
26,103	Heidelberger Druckmaschinen AG*	69,706
9,700	Hino Motors, Ltd.	106,252
400	Hirata Corp.	28,801
1,200	Hisaka Works, Ltd.	12,629
2,600	Hitachi Construction Machinery Co., Ltd.	86,965
12,300	Hitachi Zosen Corp.	51,439
2,700	IHI Corp.	102,316
13,135	IMI plc	187,517
614	Industria Macchine Automatiche	51,358
1,453	Interpump Group SpA	47,567
17	Interroll Holding AG, Registered Shares	33,167
1,300	Iseki & Co., Ltd.	23,955
1,200	Japan Steel Works, Ltd. (The)	29,229
8,700	JTEKT Corp.	127,353
2,600	Juki Corp.	32,259
3,751	Jungheinrich AG	142,729
419	Kardex AG	71,152
5,400	Kawasaki Heavy Industries, Ltd.	152,343
2,997	Kion Group AG	184,189
400	Kitagawa Iron Works Co., Ltd.	10,654
5,100	Kitz Corp.	44,095
572	Koenig & Bauer AG	34,480
3,900	Komatsu, Ltd.	118,697
138	Komax Holding AG	44,550
2,900	Komori Corp.	36,146
2,802	Kone OYJ, Class B	149,571
1,941	Konecranes OYJ	74,233
354	Krones AG	37,115
3,100	Kubota Corp.	52,465
1,800	Kurita Water Industries, Ltd.	52,412
1,000	Kyokuto Kaihatsu Kogyo Co., Ltd.	15,844
600	Makino Milling Machine Co., Ltd.	25,628
484	MAN AG	52,624
586	Manitou Bf SA	21,667

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
800	Max Co., Ltd.	$11,950
2,600	Meidensha Corp.	42,569
5,004	Metso Corp. OYJ	176,778
8,632	Minebea Co., Ltd.	156,587
3,500	Misumi Group, Inc.	90,503
4,300	Mitsubishi Heavy Industries, Ltd.	166,089
2,900	Mitsui Engineering & Shipbuilding Co., Ltd.*	52,088
12,802	Morgan Advanced Materials plc	55,359
1,500	Morita Holdings Corp.	33,960
2,100	Nabtesco Corp.	55,844
1,100	Nachi-Fujikoshi Corp.	54,143
2,000	Namura Shipbuilding Co., Ltd.	10,457
1,637	NFI Group, Inc.	63,718
4,300	NGK Insulators, Ltd.	70,951
995	Nilfisk Holding A/S*	50,725
3,900	Nippon Thompson Co., Ltd.	25,930
500	Nitto Kohki Co., Ltd.	11,610
300	Noritake Co., Ltd.	18,938
2,186	Norma Group SE	139,627
14,000	NSK, Ltd.	160,510
34,000	NTN Corp.	139,215
700	Obara Group, Inc.	33,775
10,003	OC Oerlikon Corp. AG	137,058
1,000	Okuma Corp.	55,572
400	Organo Corp.	11,146
3,000	OSG Corp.	68,315
2,177	Outotec OYJ*	14,233
290	Pfeiffer Vacuum Technology AG	43,059
118	Rational AG	85,462
70	Rieter Holding AG	10,751
51,599	Rotork plc	222,058
1,800	Ryobi, Ltd.	70,712
11,868	Sandvik AB	210,721
214	Schindler Holding AG, Registered Shares	51,610
626	Sfs Group AG	72,552
4,000	Shinmaywa Industries, Ltd.	54,223
2,200	Sintokogio, Ltd.	22,257
3,528	Skellerup Holdings, Ltd.	4,996
7,796	SKF AB, Class B	153,695
2,300	Sodick Co., Ltd.	20,899
2,119	Spirax-Sarco Engineering plc	201,498
891	Stabilus SA	73,573
527	Sulzer AG, Registered Shares	63,274
1,700	Sumitomo Heavy Industries, Ltd.	60,679
14,200	Sunningdale Tech, Ltd.	15,550
2,800	Tadano, Ltd.	32,558
3,000	Takeuchi Manufacturing Co., Ltd.	80,937
3,400	Takuma Co., Ltd.	44,997
5,654	Talgo SA*(a)	29,878
3,200	THK Co., Ltd.	81,497
1,400	Torishima Pump Manufacturing Co., Ltd.	13,543
1,000	Toshiba Machine Co., Ltd.	22,375
2,398	Trelleborg AB	48,883
500	Tsubaki Nakashima Co., Ltd.	10,307
1,400	Tsubakimoto Chain Co.	64,821
7,579	Valmet Corp.	168,853
3,363	Vesuvius plc	28,255
5,758	Volvo AB, Class A	101,744
27,562	Volvo AB, Class B	486,951
232	Vossloh AG	12,071
505	Wacker Neuson SE	12,932
6,411	Wartsila Corp. OYJ, Class B	124,953

Shares		Fair Value
Common Stocks, continued
Machinery, continued
560	Washtec AG	$49,148
3,000	Yamabiko Corp.	37,181
5,060	Zardoya Otis SA	47,084

		10,129,817

Marine (0.3%):
23	A.P. Moeller - Maersk A/S, Class A	30,155
50	A.P. Moeller - Maersk A/S, Class B	70,184
3,578	American Shipping Co. ASA	13,633
556	Clarkson plc	19,564
1,333	D/S Norden A/S*	20,253
1,685	DFDS A/S	83,374
889	Hapag-Lloyd AG(a)	33,584
3,300	Iino Kaiun Kaisha, Ltd.	16,911
7,971	Irish Continental Group	48,120
3,700	Kawasaki Kisen Kaisha, Ltd.*	74,811
727	Kuehne & Nagel International AG, Registered Shares	115,126
3,600	Mitsui O.S.K. Lines, Ltd.	105,047
102,930	MMA Offshore, Ltd.*	18,222
3,900	Nippon Yusen Kabushiki Kaisha	73,362
600	NS United Kaiun Kaisha, Ltd.	13,831
92,000	Pacific Basin Shipping, Ltd.	21,862
89,000	Sitc International Holdings Co., Ltd.	71,806
1,962	Stolt-Nielsen, Ltd.	30,049

		859,894

Media (1.7%):
1,267	4imprint Group plc	32,858
5,715	Aimia, Inc.*	20,046
3,249	Altice NV, Class A	8,759
1,460	Altice NV, Class B	3,913
65	Apg Sga SA	23,160
4,886	Atresmedia Corp. de Medios de Comuicacion SA	30,267
1,681	Axel Springer AG	113,088
6,744	Cairo Communication SpA	24,349
546	Cogeco Communications, Inc.	27,353
400	Cogeco, Inc.	18,044
5,394	Corus Entertainment, Inc.	17,500
1,600	Cyberagent, Inc.	85,141
1,300	Dentsu, Inc.	60,137
2,163	Euromoney Institutional Investor plc	37,942
8,672	Eutelsat Communications SA	204,765
1,700	F@n Communications, Inc.	10,415
800	Fuji Media Holdings, Inc.	14,232
2,500	Hakuhodo DY Holdings, Inc.	43,858
8,376	HT&E, Ltd.	18,153
3,200	Intage Holdings, Inc.	29,278
1,711	Ipsos	52,357
63,002	ITE Group plc	59,108
40,885	ITV plc	84,030
1,344	JCDecaux SA	49,144
78,217	John Fairfax Holdings, Ltd.	46,610
2,300	Kadokawa Dwango Corp.	25,156
8,410	Lagardere SCA	258,591
1,449	Liberty Global plc, Class A*	41,920
3,548	Liberty Global plc, Class C*	99,911
2,546	M6 Metropole Television SA	51,298
11,389	Mediaset Espana Comunicacion SA	82,887
24,075	Mediaset SpA*	75,122
1,516	Modern Times Group, Class B	55,634
22,547	Nine Entertainment Co. Holdings, Ltd.	36,742
3,968	Pearson plc, ADR	45,711
4,759	Pearson plc	55,094
10,671	Promotora de Informaciones SA*	24,046

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
3,074	Publicis Groupe SA	$183,318
4,026	Quebecor, Inc., Class B	80,738
414	RTL Group	29,507
1,923	Sanoma OYJ	18,919
6,839	SES Global, Class A	149,994
33,424	Seven West Media, Ltd.*	24,188
7,456	Shaw Communications, Inc.	145,317
27,500	Singapore Press Holdings, Ltd.	57,731
18,618	Sky Network Television, Ltd.	27,136
13,400	SKY Perfect JSAT Holdings, Inc.	64,653
19,081	Sky plc	429,918
4,175	Societe Television Francaise 1	43,984
44,663	Southern Cross Media Group, Ltd.	41,468
2,312	St. Ives plc	3,101
1,167	Stroeer Media SE	66,671
41	Tamedia AG, Registered Shares	4,994
1,586	Telenet Group Holding NV*	87,309
3,100	Television Broadcasts, Ltd.	8,812
800	Tokyo Broadcasting System Hold	16,647
13,261	Trinity Mirror plc	11,613
500	TV Tokyo Holdings Corp.	12,391
16,287	WPP plc	238,055
700	Zenrin Co., Ltd.	21,694
13,681	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA	81,924

		3,816,701

Metals & Mining (4.8%):
8,736	Acacia Mining plc*	15,105
7,920	Acerinox SA	113,133
1,753	Agnico Eagle Mines, Ltd.	59,953
400	Aichi Steel Corp.	15,267
16,681	Alacer Gold Corp.*	25,832
6,161	Alamos Gold, Inc., Class A	28,289
2,200	Altius Minerals Corp.	21,497
1,580	Amg Advanced Metallurgical Group N.V.	73,238
31,557	Anglo American plc	706,755
6,845	Antofagasta plc	76,090
1,971	Aperam SA	90,338
7,412	ArcelorMittal	229,797
12,400	Argonaut Gold, Inc.*	13,730
8,215	Asanko Gold, Inc.*	6,488
1,731	Aurubis AG	120,939
18,280	Ausdrill, Ltd.	23,280
32,557	B2Gold Corp.*	74,114
28,800	Barrick Gold Corp.	318,662
2,708	Bekaert NV	67,267
35,937	BHP Billiton, Ltd.	894,379
10,342	Billiton plc, ADR	454,841
25,458	BlueScope Steel, Ltd.	311,475
9,186	Boliden AB	255,820
17,700	Capstone Mining Corp.*	10,827
73,572	Centamin plc	101,684
16,254	China Gold International Resources Corp., Ltd.*	23,409
5,800	Continental Gold, Inc.*	11,811
1,300	Daido Steel Co., Ltd.	62,998
2,700	Daiki Aluminium Industry Co., Ltd.	18,472
3,000	DOWA Mining Co.	95,048
4,600	Dundee Precious Metals, Inc.*	10,828
38,811	Eldorado Gold Corp.*	33,958
1,900	Endeavour Mining Corp.*	29,659
539	Eramet	56,903
40,854	Evolution Mining, Ltd.	78,133

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
16,814	EVRAZ plc	$123,922
6,102	First Quantum Minerals, Ltd.	69,501
83,540	Fortescue Metals Group, Ltd.	236,699
5,947	Fortuna Silver Mines, Inc.*	25,971
3,312	Fresnillo plc	35,396
65,982	Glencore International plc	284,386
1,100	Godo Steel, Ltd.	22,658
6,771	Goldcorp, Inc.	69,064
3,548	Goldcorp, Inc.	36,153
4,758	Granges AB	56,675
5,096	Guyana Goldfields, Inc.*	11,246
7,250	Hill & Smith Holdings plc	93,096
6,200	Hitachi Metals, Ltd.	76,786
15,125	Hochschild Mining plc	32,242
18,195	Hudbay Minerals, Inc.	92,137
12,542	IAMGOLD Corp.*	46,128
17,091	Independence Group NL	57,247
14,746	Ivanhoe Mines, Ltd., Class A*	31,399
5,200	JFE Holdings, Inc.	118,742
14,214	Kazakhmys plc	101,469
84,792	Kinross Gold Corp.*	231,102
4,744	Kirkland Lake Gold, Ltd.	89,921
10,600	Kobe Steel, Ltd.	94,268
500	Kyoei Steel, Ltd.	9,756
800	Labrador Iron Ore Royalty Corp.	17,419
4,400	Leagold Mining Corp.*	6,371
17,782	Lonmin plc*	10,178
14,207	Lucara Diamond Corp.	23,761
42,535	Lundin Mining Corp.	225,272
11,288	MACA, Ltd.	9,907
48,387	Macmahon Holdings, Ltd.*	9,092
4,545	Major Drilling Group International, Inc.*	17,068
176,000	Midas Holdings, Ltd.*(b)(c)	9,272
7,616	Mineral Resources, Ltd.	87,450
4,300	Mitsubishi Materials Corp.	128,227
500	Mitsubishi Steel Manufacturing Co., Ltd.	9,586
4,200	Mitsui Mining & Smelting Co., Ltd.	121,626
2,200	Neturen Co., Ltd.	22,509
17,856	Nevsun Resources, Ltd.	79,222
27,410	New Gold, Inc.*	21,648
7,558	Newcrest Mining, Ltd.	105,804
6,200	Nippon Denko Co., Ltd.	16,144
37,000	Nippon Light Metal Holdings Co.	82,564
7,800	Nippon Steel Corp.	165,020
1,120	Nisshin Steel Co., Ltd.	16,799
200	Nittetsu Mining Co., Ltd.	9,597
9,669	Norsk Hydro ASA	58,063
25,339	Northern Star Resources, Ltd.	151,857
4,300	Nyrstar NV*	10,207
39,028	OceanaGold Corp.	117,855
500	Osaka Steel Co., Ltd.	9,681
18,826	Outokumpu OYJ	110,457
17,375	OZ Minerals, Ltd.	116,892
3,727	Pan American Silver Corp.	54,945
73,744	Perseus Mining, Ltd.*	20,244
57,911	Petra Diamonds, Ltd.*	28,538
176,214	Petropavlovsk plc*	14,582
2,800	Pretium Resources, Inc.*	21,290
23,878	Ramelius Resources, Ltd.*	8,268
321	Randgold Resources, Ltd.	22,764
15,628	Regis Resources, Ltd.	41,935
45,534	Resolute Mining, Ltd.	35,637
550	Rio Tinto plc	27,744

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
11,161	Rio Tinto plc, Registered Shares, ADR	$569,434
5,809	Rio Tinto, Ltd.	328,966
6,000	Sabina Gold & Silver Corp.*	5,575
2,148	Salzgitter AG	107,265
7,017	Sandfire Resources Nl	37,557
9,442	Sandstorm Gold, Ltd.*	35,165
1,600	Sanyo Special Steel Co., Ltd.	39,055
29,450	Saracen Mineral Holdings, Ltd.*	39,644
21,718	Schmolz + Bickenbach AG*	17,135
16,210	Semafo, Inc.*	38,156
32,896	Silver Lake Resources, Ltd.*	12,221
4,833	Sims Metal Management, Ltd.	43,980
26,001	South32, Ltd.	73,351
4,092	SSAB AB, Class A	20,566
5,741	SSAB AB, Class B	23,266
4,935	SSR Mining, Inc.*	42,911
17,694	St Barbara, Ltd.	44,549
26,500	Stornoway Diamond Corp.*	8,002
2,600	Sumitomo Metal & Mining Co., Ltd.	91,223
14,391	Syrah Resources, Ltd.*	23,834
5,574	Tahoe Resources, Inc.*	15,408
9,084	Tahoe Resources, Inc.*	25,344
7,087	Teck Cominco, Ltd., Class B	170,823
7,385	Teck Resources, Ltd., Class B	177,979
2,875	Teranga Gold Corp.*	7,969
3,912	ThyssenKrupp AG	98,811
700	Toho Zinc Co., Ltd.	27,789
1,500	Tokyo Steel Manufacturing Co., Ltd.	10,979
1,300	Topy Industries, Ltd.	38,277
1,885	Torex Gold Resources, Inc.*	16,011
9,694	Trevali Mining Corp.*	5,479
20,941	Turquoise Hill Resources, Ltd.*	44,590
1,500	UACJ Corp.	35,935
6,764	Voestalpine AG	309,019
14,139	Western Areas, Ltd.	27,017
12,239	Westgold Resources, Ltd.*	11,201
1,800	Wheaton Precious Metals Corp.	31,498
2,702	Wheaton Precious Metals Corp.	47,285
21,268	Yamana Gold, Inc.	53,026
1,600	Yamato Kogyo Co., Ltd.	50,408
800	Yodogawa Steel Works, Ltd.	19,793

		11,447,974

Multiline Retail (0.5%):
24,445	B&m European Value Retail SA	123,215
947	Canadian Tire Corp., Class A	110,971
53,885	Debenhams plc^	6,867
2,109	Dollarama, Inc.	66,446
1,400	Don Quijote Co., Ltd.	70,861
500	Fuji Co., Ltd./Ehime	9,841
2,400	H2O Retailing Corp.	39,515
24,471	Harvey Norman Holdings, Ltd.^	62,253
3,882	Hudson’s Bay Co.	29,156
4,700	Isetan Mitsukoshi Holdings, Ltd.	57,725
900	Izumi Co., Ltd.	59,711
4,300	J. Front Retailing Co., Ltd.	66,695
24,500	Lifestyle International Holdings, Ltd.	48,086
38,714	Marks & Spencer Group plc	145,549
1,300	MARUI GROUP Co., Ltd.	32,093
30,000	Metro Holdings, Ltd.	24,349
47,139	Myer Holdings, Ltd.*	17,373
1,643	Next plc	117,546
2,100	Parco Co., Ltd.	23,480
2,535	Reject Shop, Ltd. (The)	8,683
300	Ryohin Keikaku Co., Ltd.	89,147
600	Sanyo Electric Railway Co., Ltd.	13,246

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
800	Seria Co., Ltd.	$28,265
2,500	Takashimaya Co., Ltd.	42,234
2,657	Tokmanni Group Corp.	23,193
4,000	Wing On Company International, Ltd.	14,103

		1,330,603

Multi-Utilities (0.7%):
2,276	Acea SpA	34,111
2,200	Algonquin Power & Utilities Corp.	22,758
1,705	Atco, Ltd.	49,837
1,466	Canadian Utilities, Ltd., Class A	36,051
93,709	Centrica plc	188,995
21,702	E.ON AG	221,202
10,860	Engie Group	159,501
30,113	Hera SpA	93,758
23,167	Iren SpA	56,855
65,748	ITL AEM SpA	114,031
98,500	Keppel Infrastructure Trust	35,646
1,130	National Grid plc, ADR	58,602
4,897	Ren - Redes Energeticas Nacion	13,808
26,786	RWE AG	660,646
6,003	Suez Environnement Co.	85,228
3,746	Telecom Plus plc	50,868
3,162	Veolia Environnement SA	63,066

		1,944,963

Oil, Gas & Consumable Fuels (6.4%):
9,181	Advantage Oil & Gas, Ltd.*	25,592
24,155	Africa Oil Corp.*	27,306
145,000	Agritrade Resources, Ltd.	31,869
1,203	AKER BP ASA	51,069
7,200	Anglo Pacific Group plc	13,747
12,805	ARC Resources, Ltd.	142,774
18,809	Athabasca Oil Corp.*	23,156
2,064	Baytex Energy Corp.*	6,006
25,572	Baytex Energy Corp.*	74,251
62,594	Beach Energy, Ltd.	96,830
1,167	Bellatrix Exploration, Ltd.*	1,220
9,541	Birchcliff Energy, Ltd.	38,415
10,200	BlackPearl Resources, Inc.*	9,319
15,440	Bonavista Energy Corp.	17,813
1,208	Bonterra Energy Corp.	17,959
28,133	BP plc, ADR	1,296,931
32,353	BP plc	248,186
173,000	Brightoil Petroleum Holdings, Ltd.*(b)(c)	6,216
2,656	BW LPG, Ltd.*(a)	11,630
24,066	Cairn Energy plc*	72,888
2,676	Caltex Australia, Ltd.	57,824
5,227	Cameco Corp.	59,588
4,158	Cameco Corp.	47,423
4,424	Canadian Natural Resources, Ltd.	144,488
7,258	Canadian Natural Resources, Ltd.	237,156
3,012	Cardinal Energy, Ltd.	12,430
3,800	Cenovus Energy, Inc.	38,162
11,375	Cenovus Energy, Inc.	114,091
13,100	China Aviation Oil Singapore Corp., Ltd.	14,659
40,015	Cooper Energy, Ltd.*	13,182
2,200	Cosmo Energy Holdings Co., Ltd.	90,320
8,781	Crescent Point Energy	55,759
7,561	Crescent Point Energy Corp.	48,123
8,223	Crew Energy, Inc.*	11,970
854	CropEnergies AG	4,581
134	Delek Group, Ltd.	22,686
40,500	Denison Mines Corp.*	26,655

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
26,109	Dno ASA	$53,988
9,137	Enagas SA	246,606
3,926	Enbridge Income Fund Holding	95,361
2,055	Enbridge, Inc.	66,320
7,437	EnCana Corp.	97,490
1,055	EnCana Corp.	13,831
6,400	Enerplus Corp.	79,040
21,419	ENI SpA	403,917
79,820	EnQuest plc*	42,799
1,390	Etablissements Maurel et Prom SA*	8,829
5,510	Euronav NV	47,574
1,579	Exmar NV*	9,747
12,674	FLEX LNG, Ltd.*	23,054
3,400	Freehold Royalties, Ltd.	29,327
1,400	Frontera Energy Corp.*	19,794
3,784	Frontline, Ltd.*	22,092
3,100	Fuji Oil Co., Ltd.	13,128
1,464	Galp Energia SGPS SA	29,027
591	Gaztransport et Technigaz SA	44,739
6,249	Genel Energy plc*	20,195
19,607	Gran Tierra Energy, Inc.*	74,693
78	Granite Oil Corp.	111
6,367	Husky Energy, Inc.	111,811
4,500	Idemitsu Kosan Co., Ltd.	238,061
2,500	Imperial Oil, Ltd.	80,914
11,600	INPEX Corp.	144,409
4,194	Inter Pipeline, Ltd.	72,741
3,600	ITOCHU Enex Co., Ltd.	36,410
1,000	Japan Petroleum Exploration Co., Ltd.	22,880
547	Jerusalem Oil Exploration*	33,695
51,800	JX Holdings, Inc.	390,753
7,300	Kelt Exploration, Ltd.*	47,536
1,100	Keyera Corp.	29,478
3,106	Koninklijke Vopak NV	152,942
10,707	MEG Energy Corp.*	66,572
3,817	Neste Oil OYJ	315,152
14,065	New Hope Corp., Ltd.	40,141
7,392	New Zealand Refining Co., Ltd. (The)	12,559
64,000	NewOcean Energy Holdings, Ltd.*	19,854
21,200	Nippon Coke & Engineering Co., Ltd.	21,276
7,654	Nuvista Energy, Ltd.*	44,448
32,810	Obsidian Energy, Ltd.*	30,740
54,541	Oil Refineries, Ltd.	27,178
31,128	Ophir Energy plc*	15,385
15,123	Origin Energy, Ltd.*	89,831
7,550	Painted Pony Energy, Ltd.*	19,175
1,307	Paramount Resouces, Ltd., Class A*	15,312
5,000	Parex Resources, Inc.*	84,979
2,400	Parkland Fuel Corp.	80,669
402	Paz Oil Co., Ltd.	63,247
1,584	Pembina Pipeline Corp.	53,840
40,966	Pengrowth Energy Corp.*	35,526
3,828	Peyto Exploration & Development Corp.	32,989
43,203	Premier Oil plc*	77,536
8,192	Repsol SA	163,229
16,980	Royal Dutch Shell plc, Class A, ADR	1,157,017
14,240	Royal Dutch Shell plc, Class B, ADR	1,010,043
1,600	Sala Corp.	9,916
4,000	San-Ai Oil Co., Ltd.	48,909
26,303	Santos, Ltd.	137,472
27,521	Saras SpA	59,079
59,700	Senex Energy, Ltd.*	21,569
13,762	Seven Generations Energy*	164,100
400	Sinanen Holdings Co., Ltd.	10,265

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
12,876	Snam SpA	$53,532
12,892	Soco International plc	14,517
21,115	Statoil ASA	595,427
3,443	Stobart Group, Ltd.	11,138
9,784	Suncor Energy, Inc.	378,634
8,674	Suncor Energy, Inc.	335,597
11,456	Surge Energy, Inc.	23,506
6,500	Tamarack Valley Energy, Ltd.*	25,316
8,990	Torc Oil & Gas, Ltd.	46,012
1,559	Torm PLC*	9,360
21,652	Total SA^	1,397,769
8,400	Tourmaline Oil Corp.	147,902
5,452	Transcanada Corp.	220,588
6,518	TransGlobe Energy Corp.	21,752
57,428	Tullow Oil plc*	196,838
3,072	Verbio Vereinigte Bioenergie AG	20,939
1,097	Vermilion Energy, Inc.	36,150
12,328	Whitecap Resources, Inc.	74,837
25,871	Whitehaven Coal, Ltd.	101,358
9,290	Woodside Petroleum, Ltd.	257,902
8,000	Yangarra Resources, Ltd.*	29,857
7,625	Z Energy, Ltd.	36,084

		13,978,589

Paper & Forest Products (1.0%):
1,344	Ahlstrom-Munksjo OYJ	25,743
5,029	Canfor Corp.*	93,766
1,251	Canfor Pulp Products, Inc.	23,693
600	Daiken Corp.	11,957
6,000	Daio Paper Corp.	85,773
134	Hadera Paper, Ltd.	10,696
6,700	Hokuetsu Kishu Paper Co., Ltd.	36,456
2,680	Holmen AB, Class B	69,772
4,627	Interfor Corp.*	68,500
8,945	Metsa Board OYJ	90,372
6,301	Mondi plc	172,499
5,800	Nippon Paper Industries Co., Ltd.	106,756
1,614	Norbord, Inc.	53,488
22,000	OYI Paper Co., Ltd.	159,764
23,088	Quintis, Ltd.*(b)(c)	1,126
307	Semapa-Sociedade de Investimento E Gestao	6,099
8,204	Stora Enso OYJ, Registered Shares	156,668
7,616	Svenska Cellulosa AB, Class B	86,252
600	Tokushu Tokai Paper Co., Ltd.	25,223
12,660	UPM-Kymmene OYJ	495,962
1,669	West Fraser Timber Co., Ltd.	94,996
24,618	Western Forest Products, Inc.	40,220

		1,915,781

Personal Products (0.5%):
18,108	Asaleo Care, Ltd.	9,486
1,100	Ci:z Holdings Co., Ltd.	40,716
2,300	Kao Corp.	185,773
200	KOSE Corp.	38,114
450	L’Oreal SA	108,339
400	Milbon Co., Ltd.	18,348
3,305	Ontex Group NV	70,375
1,486	Oriflame Holding AG	38,031
1,400	Shiseido Co., Ltd.	108,432
8,564	Unilever NV, NYS	475,730
4,976	Unilever plc, ADR	273,531

		1,366,875

Pharmaceuticals (2.4%):
91	Alk-Abello A/S*	15,194
1,900	Aska Pharmaceutical Co., Ltd.	26,210

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
6,600	Astellas Pharma, Inc.	$115,165
15,563	AstraZeneca plc, ADR	615,827
1,145	Bausch Health Cos., Inc.*	29,392
8,600	Bausch Health Cos., Inc.*	220,876
3,325	Bayer AG, Registered Shares	295,333
314	Boiron SA	21,142
1,600	Dainippon Sumitomo Pharma Co., Ltd.	36,745
7,741	Faes Farma SA	32,709
700	Fuji Pharma Co., Ltd.	11,030
500	Fuso Pharmaceutical Industries. Ltd.	12,996
1,067	GlaxoSmithKline plc	21,374
9,143	GlaxoSmithKline plc, ADR	367,274
1,632	H. Lundbeck A/S	100,691
4,000	Haw Par Corp., Ltd.	39,534
4,811	Hikma Pharmaceuticals plc	115,908
26,202	Indivior plc*	62,874
701	Ipsen SA	117,743
1,000	Kaken Pharmaceutical Co., Ltd.	53,160
1,000	Kissei Pharmaceutical Co., Ltd.	31,704
1,700	Kyorin Holdings, Inc.	35,091
63,795	Mayne Pharma Group, Ltd.*	59,826
501	Merck KGaA	51,762
2,500	Mitsubishi Tanabe Pharma Corp.	41,829
3,200	Nichi-Iko Pharmaceutical Co., Ltd.	47,549
11,954	Novartis AG, Registered Shares	1,030,359
8,066	Novo Nordisk A/S, Class B	379,758
1,037	Orion OYJ	39,098
3,799	Orion OYJ, Class B	143,800
1,300	Otsuka Holdings Co., Ltd.	65,549
1,695	Recipharm AB*	27,085
3,141	Recordati SpA	106,020
3,082	Roche Holding AG	746,084
127	Roche Holding AG	30,881
600	Rohto Pharmaceutical Co., Ltd.	21,077
2,079	Sanofi-Aventis SA	185,421
1,600	Santen Pharmaceutical Co., Ltd.	25,371
1,200	Sawai Pharmaceutical Co., Ltd.	64,737
600	Shionogi & Co., Ltd.	39,193
400	Taisho Pharmaceutical Holdings Co., Ltd.	48,915
800	Takeda Pharmacuetical Co., Ltd.	34,261
2,326	Teva Pharmaceutical Industries, Ltd.	50,627
800	Torii Pharmaceutical Co., Ltd.	19,264
600	Towa Pharmaceutical Co., Ltd.	44,463
1,400	Tsumura & Co.	48,289
1,020	UCB SA	91,536
46,000	United Laboratories International Holdings, Ltd.	40,391
16,134	Vectura Group plc*	16,766
512	Vifor Pharma AG	88,797
178	Virbac SA*	29,546

		5,996,226

Professional Services (1.7%):
4,530	Adecco SA, Registered Shares	237,710
2,780	AF AB	64,242
568	Akka Technologies SA	41,129
3,728	ALS, Ltd.	24,050
9,096	Applus Services SA	128,968
1,800	Benefit One, Inc.	58,793
372	Bertrandt AG	34,354
4,455	Bureau Veritas SA	114,850
5,277	Capita Group plc	9,817
1,100	DKSH Holding, Ltd.	74,853
900	EN-Japan, Inc.	45,156
11,350	Experian plc	291,453

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
175	Groupe Crit	$14,397
65,403	Hays plc	173,674
2,680	Intertek Group plc	174,223
968	Intertrust NV(a)	17,921
2,947	McMillan Shakespeare, Ltd.	36,202
1,100	Meitec Corp.	52,965
10,129	Michael Page International plc	75,417
3,497	Morneau Shepell, Inc.	73,297
2,500	Nihon M&A Center, Inc.	75,038
1,800	Nomura Co., Ltd.	37,171
3,000	Outsourcing, Inc.	43,986
1,700	Persol Holdings Co., Ltd.	39,872
3,772	Randstad Holding NV	201,300
7,938	Reed Elsevier plc	166,997
5,236	RELX plc, ADR	109,589
3,973	Ricardo plc	43,774
6,390	Robert Walters plc	56,610
7,390	Seek, Ltd.	110,442
58	SGS SA, Registered Shares	152,638
2,400	Sms Co., Ltd.	47,766
2,421	Stantec, Inc.	60,162
1,100	Tanseisha Co., Ltd.	11,523
1,200	Technopro Holdings, Inc.	74,491
2,255	Teleperformance	425,320
10,253	Wolters Kluwer NV	638,865

		4,039,015

Real Estate Management & Development (2.5%):
585	ADO Group, Ltd.*	12,706
442	ADO Properties SA(a)	26,465
1,200	AEON Mall Co., Ltd.	20,623
1,364	Airport City, Ltd.*	16,703
545	Allreal Holding AG	87,575
492	Alrov Properties And Lodgings, Ltd.	15,555
2,393	Amot Investments, Ltd.	12,680
2,512	Ashtrom Properties, Ltd.	11,403
46,000	Asia Standard International Group, Ltd.	9,482
5,538	Aveo Group	8,183
201	Azrieli Group	10,328
3,700	Bukit Sembawang Estates, Ltd.	15,620
1,910	CA Immobilien Anlagen AG	68,240
17,796	Capital & Counties Properties plc	61,716
38,900	CapitaLand, Ltd.	95,780
1,063	Castellum AB	19,028
2,740	Cedar Woods Properties, Ltd.	11,385
7,500	Chinese Estates Holdings, Ltd.	8,663
52,000	Chuang’s Consortium International, Ltd.	10,860
7,300	City Developments, Ltd.	48,598
8,424	Citycon OYJ	17,558
18,930	CK Asset Holdings, Ltd.	141,270
1,625	Colliers International Group	126,019
396	Corestate Capital Holding SA	18,375
11,583	Countrywide plc*	1,808
340,000	CSI Properties, Ltd.	15,860
1,700	Daibiru Corp.	17,927
500	Daito Trust Construction Co., Ltd.	64,324
7,300	Daiwa House Industry Co., Ltd.	216,478
963	Deutsche Euroshop AG	31,168
3,980	Deutsche Wohnen AG	190,894
3,441	Dios Fastigheter AB	22,040
34,000	Emperor International Holdings	8,963
68,000	Far East Consortium Internatio	35,797
1,175	Fastighets AB Balder*	32,601
1,300	First Capital Realty, Inc.	19,628

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
1,529	FirstService Corp.	$129,445
6,100	Frasers Centrepoint, Ltd.	7,540
15,974	Gateway Lifestyle	25,860
1,100	Goldcrest Co., Ltd.	17,995
4,087	Grainger Trust plc	15,972
1,649	Grand City Properties SA	42,736
7,000	Great Eagle Holdings, Ltd.	34,874
17,100	GuocoLand, Ltd.	23,646
41,000	Hang Lung Group, Ltd.	108,978
26,984	Hang Lung Properties, Ltd.	52,758
1,200	Heiwa Real Estate Co., Ltd.	21,231
3,426	Helical Bar plc	14,732
3,116	Hemfosa Fastigheter AB	43,026
12,551	Henderson Land Development Co., Ltd.	63,068
110	Hiag Immobilien AG	14,021
37,840	HKR International, Ltd.	18,289
9,400	Ho Bee Land, Ltd.	17,539
18,500	Hong Fok Corp., Ltd.	9,397
7,900	Hongkong Land Holdings, Ltd.	52,265
3,000	Hulic Co., Ltd.	29,452
6,000	Hysan Development Co., Ltd.	30,307
6,500	Ichigo, Inc.	24,381
1,650	IMMOFINANZ AG	43,160
1,400	Keihanshin Building Co., Ltd.	10,660
24,725	Kerry Properties, Ltd.	83,883
26,000	Kowloon Development Co., Ltd.	27,950
3,296	Kungsleden AB	24,246
11,400	Lai Sun Development Co., Ltd.	16,536
24,000	Landing International Development, Ltd.*	7,726
1,358	LEG Immobilien AG	161,197
7,092	Lend Lease Group	100,466
14,300	Leopalace21 Corp.	79,701
8,000	Liu Chong Hing Investment, Ltd.	12,159
4,644	LSL Property Services plc	16,044
578	Melisron, Ltd.	25,197
7,400	Mitsubishi Estate Co., Ltd.	125,877
3,000	Mitsui Fudosan Co., Ltd.	71,028
247	Mobimo Holding AG, Registered Shares	58,395
200	Morguard Corp.	28,012
62,351	New World Development Co., Ltd.	84,464
1,323	Nexity SA	73,044
1,700	Nisshin Fudosan Co.	8,875
3,200	Nomura Real Estate Holdings, Inc.	64,617
3,300	NTT Urban Development Corp.	37,820
1,200	Open House Co., Ltd.	59,107
17,900	Oue, Ltd.	20,026
48,000	Oxley Holdings, Ltd.	11,763
795	Patrizia Immobilien AG	15,260
31,000	Prospect Co., Ltd.	11,734
1,094	PSP Swiss Property AG	105,953
700	Raysum Co., Ltd.	9,850
2,300	Relo Holdings, Inc.	67,620
2,615	S Immo AG	52,110
1,200	SAMTY Co., Ltd.*	17,444
9,229	Savills plc	93,929
7,103	Servcorp, Ltd.	20,419
2,600	Shinoken Group Co., Ltd.	27,555
100,800	Sinarmas Land, Ltd.	22,846
45,356	Sino Land Co., Ltd.	77,717
5,000	Soundwill Holdings, Ltd.	7,212
8,529	St. Modwen Properties plc	42,237

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
1,000	Sumitomo Realty & Development Co., Ltd.	$35,914
1,800	Sun Frontier Fudousan Co., Ltd.	20,602
6,921	Sun Hung Kai Properties, Ltd.	100,822
8,646	Swire Pacific, Ltd., Class A	94,736
17,500	Swire Pacific, Ltd., Class B	30,949
5,800	Swire Properties, Ltd.	21,971
2,234	Swiss Prime Site AG	190,424
2,604	Tag Immobilien AG	61,970
4,200	Takara Leben Co., Ltd.	12,683
7,842	Technopolis OYJ	42,445
1,637	Tlg Immobilien AG	42,721
1,500	Toc Co., Ltd.	10,644
1,200	Tokyo Tatemono Co., Ltd.	14,640
26,300	Tokyu Fudosan Holdings Corp.	183,351
2,400	Tosei Corp.	24,823
2,476	Tricon Capital Group, Inc.	20,859
6,860	U & I Group plc	20,340
213	UBM Development AG	9,965
22,100	United Engineers, Ltd.	42,821
1,200	Unizo Holdings Co., Ltd.	23,137
8,200	UOL Group, Ltd.	41,314
4,281	Urban & Civic plc	16,960
6,654	Villa World, Ltd.	10,034
2,129	Vonovia SE	104,003
18,324	Wharf Holdings, Ltd. (The)	49,620
2,000	Wharf Real Estate Investment Co., Ltd.	12,906
12,829	Wheelock & Co., Ltd.	76,966
8,400	Wheelock Properties Singapore	12,970
2,672	Wihlborgs Fastigheter AB	32,147
20,700	Wing Tai Holdings, Ltd.	29,515
17	Zug Estates Holding AG	29,470

		5,575,376

Road & Rail (1.5%):
13,493	Aurizon Holdings, Ltd.	40,034
5,353	Canadian National Railway Co.	480,700
883	Canadian Pacific Railway, Ltd.	187,143
600	Central Japan Railway Co.	124,960
1,200	Chilled & Frozen Logistics Holdings Co., Ltd.	15,108
44,100	ComfortDelGro Corp., Ltd.	78,311
1,888	DSV A/S	171,591
1,400	East Japan Railway Co.	130,097
1,034	Europcar Groupe SA(a)	9,700
79,447	FirstGroup plc*	94,263
300	Fukuyama Transporting Co., Ltd.	12,979
2,158	Go-Ahead Group plc	45,192
400	Hamakyorex Co., Ltd.	14,542
3,000	Hankyu Hanshin Holdings, Inc.	106,422
2,200	Hitachi Transport System, Ltd.	61,792
1,100	Ichinen Holdings Co., Ltd.	14,444
102	Jungfraubahn Holding AG, Registered Shares	14,864
2,500	Keihin Electric Express Railway Co., Ltd.	45,583
700	Keio Corp.	38,334
900	Keisei Electric Railway Co., Ltd.	31,695
1,500	Kintetsu Corp.	60,351
9,330	MTR Corp., Ltd.	48,937
2,700	Nagoya Railroad Co., Ltd.	66,880
2,400	Nankai Electric Railway Co., Ltd.	60,315
29,502	National Express Group plc	150,276
1,100	Nippon Express Co., Ltd.	72,140
3,300	Nippon Konpo Unyu Soko Co., Ltd.	85,575

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
2,100	Nishi-Nippon Railroad Co., Ltd.	$56,842
8,429	Northgate plc	45,673
2,800	Odakyu Electric Railway Co., Ltd.	66,264
2,300	Sankyu, Inc.	130,245
2,500	Seino Holdings Co., Ltd.	37,797
11,100	Senko Co., Ltd.	92,375
823	Sixt Leasing Se	13,586
1,209	Sixt SE	150,458
1,659	Sixt SE	132,119
2,000	Sotetsu Holdings, Inc.	66,899
19,306	Stagecoach Group plc	39,337
169	Stef S.A.	17,600
6,961	Tfi International, Inc.	252,676
2,000	Tobu Railway Co., Ltd.	59,153
1,800	Tokyu Corp.	32,925
300	Tonami Holdings Co., Ltd.	19,145
400	Trancom Co., Ltd.	29,259
20,000	Transport International Holdings, Ltd.	52,376
824	VTG AG	50,412
700	West Japan Railway Co.	48,814
		3,656,183
Semiconductors & Semiconductor Equipment (0.7%):
1,000	Aixtron SE*^	10,100
1,861	ASM International NV	96,328
5,119	ASM Pacific Technology, Ltd.	52,127
1,629	ASML Holding NV, NYS	306,285
4,404	BE Semiconductor Industries NV	92,887
3,163	Dialog Semiconductor plc*	69,087
200	Disco Corp.	33,431
439	Elmos Semiconductor AG	9,253
2,300	Ferrotec Corp.	22,266
6,856	Infineon Technologies AG	155,751
800	Lasertec Corp.	26,628
1,200	Megachips Corp.	25,245
1,090	Melexis NV	84,334
1,700	Mitsui High-Tec, Inc.	23,905
167,251	Rec Silicon ASA*^	12,988
1,100	ROHM Co., Ltd.	79,764
1,600	Sanken Electric Co., Ltd.	41,913
800	Screen Holdings Co., Ltd.	46,699
300	Shindengen Electric Manufacturing Co. Limited	14,344
4,800	Shinko Electric Industries Co., Ltd.	40,392
992	Siltronic AG	121,438
285	SMA Solar Technology AG	6,677
8,416	STMicroelectronics NV	153,082
2,000	SUMCO Corp.	28,940
700	Tokyo Electron, Ltd.	96,098
1,400	Tokyo Seimitsu Co., Ltd.	36,378
2,300	Towa Corp.	21,894
2,312	Tower Semiconductor, Ltd.*	50,309
140	U-Blox AG	20,045
2,400	ULVAC, Inc.	90,099
		1,868,687
Software (0.9%):
1,800	Access Co., Ltd.*	16,050
1,917	Aveva Group plc	72,173
3,461	Bittium OYJ	24,902
301	Constellation Software, Inc.	221,378
820	Dassault Systemes SA	122,365
1,064	Descartes Systems Group, Inc.*	36,070
500	Fuji Soft, Inc.	25,292
1,403	Gemalto NV*	81,763

Shares		Fair Value
Common Stocks, continued
Software, continued
8,390	Hansen Technology, Ltd.	$22,512
4,400	Infomart Corp.	57,341
3,988	IRESS, Ltd.	36,638
9,063	Isentia Group, Ltd.	2,157
172	Linedata Services	7,578
16,397	Myob Group, Ltd.	35,764
518	Nemetschek Se	75,737
339	NICE Systems, Ltd.*	38,903
2,818	Open Text Corp.	107,197
700	Oracle Corp.	56,442
13,103	Sage Group plc	100,035
1,437	SAP AG	176,831
2,151	SimCorp A/S	186,082
998	Software AG	45,495
8,525	Technology One, Ltd.	34,262
1,257	Temenos Group AG	203,664
1,300	Trend Micro, Inc.	83,672
		1,870,303
Specialty Retail (1.3%):
16,866	Accent Group, Ltd.	19,869
2,400	Adastria Co., Ltd.	32,075
900	Alpen Co., Ltd.	15,966
2,600	Aoki Holdings, Inc.	35,543
1,300	Aoyama Trading Co., Ltd.	39,944
1,900	Arcland Sakamoto Co., Ltd.	25,861
700	Autobacs Seven Co., Ltd.	12,017
1,813	Autocanada, Inc.	19,134
11,649	Automotive Holdings Group, Ltd.	18,601
4,300	BIC Camera, Inc.	59,804
4,928	Bilia AB, Class A	40,175
3,245	Byggmax Group AB^	13,273
800	Chiyoda Co., Ltd.	15,761
18,000	Chow Sang Sang Holdings International, Ltd.	35,358
18,800	Chow Tai Fook Jewellery Group, Ltd.	19,325
2,205	Clas Ohlson AB	17,890
4,700	DCM Holdings Co., Ltd.	42,721
32,869	Dixons Carphone plc	72,481
1,884	Dufry AG, Registered Shares	212,246
5,850	Dunelm Group plc	41,675
4,900	Edion Corp.	54,795
230,000	Emperor Watch & Jewellery, Ltd.	9,114
77,300	Esprit Holdings, Ltd.*	18,529
400	Fast Retailing Co., Ltd.	203,286
665	Fielmann AG	40,017
2,300	Geo Holdings Corp.	34,802
130,000	Giordano International, Ltd.	65,280
1,436	Grandvision BV(a)	35,306
3,192	Greencross, Ltd.	9,748
681	Groupe FNAC SA*	53,677
13,359	Halfords Group plc	55,063
4,280	Hennes & Mauritz AB, Class B	79,038
300	Hikari Tsushin, Inc.	59,323
483	Hornbach Baumarkt AG	14,731
148	Hornbach Holding AG & Co. KGaA	10,378
5,100	Idom, Inc.	17,284
4,686	Industria de Diseno Textil SA	141,676
6,528	JB Hi-Fi, Ltd.	118,245
20,850	JD Sports Fashion plc	124,684
700	Jin Co., Ltd.	37,341
1,500	Joshin Denki Co., Ltd.	44,231
3,370	KappAhl AB	12,844
8,824	Kathmandu Holdings, Ltd.	19,353
1,700	Keiyo Co., Ltd.	8,231
21,974	Kingfisher plc	73,836
1,600	Komeri Co., Ltd.	37,393

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
6,600	K’s Holding Corp.	$79,901
2,366	Leon’s Furniture, Ltd.	32,261
300	Lixil Viva Corp.	4,644
25,750	L’occitane International SA	46,180
19,046	Lookers plc	26,355
20,000	Luk Fook Holdings International, Ltd.	69,137
2,347	Matas A/S	22,946
600	Mekonomen AB	8,537
3,919	Metro AG	27,670
1,900	Nishimatsuya Chain Co., Ltd.	19,029
400	Nitori Co., Ltd.	57,375
2,300	Nojima Corp.	50,391
700	Pal Group Holdings Co., Ltd.	17,598
76,677	Pendragon plc	27,173
19,618	Pets At Home Group plc	30,478
1,685	Premier Investments, Ltd.	22,457
1,300	Shimachu Co., Ltd.	41,882
500	Shimamura Co., Ltd.	47,412
9,000	Sports Direct International*	39,973
4,622	Super Retail Group, Ltd.	29,558
3,968	Supergroup plc	56,122
1,300	United Arrows, Ltd.	55,316
2,400	USS Co., Ltd.	44,564
144	Valora Holding AG	38,646
8,200	VT Holdings Co., Ltd.	36,239
4,080	WHSmith plc	109,585
700	Xebio Holdings Co., Ltd.	10,210
1,990	XXL ASA(a)	10,251
400	Yellow Hat, Ltd.	10,696
		3,240,510
Technology Hardware, Storage & Peripherals (0.6%):
6,400	Brother Industries, Ltd.	126,414
5,600	Canon, Inc.	177,285
400	EIZO Corp.	18,098
2,700	Fujifilm Holdings Corp.	121,594
1,300	Fujitsu Frontech, Ltd.	14,087
1,900	Hitachi Maxell, Ltd.	29,764
11,200	Konica Minolta Holdings, Inc.	119,128
6,508	Logitech International SA	291,038
4,900	Mcj Co., Ltd.	43,176
5,200	NEC Corp.	143,728
1,935	Neopost	58,755
1,300	Noritsu Koki Co., Ltd.	36,149
10,800	Ricoh Co., Ltd.	116,006
600	Roland Dg Corp.	14,511
4,900	Seiko Epson Corp.	83,610
1,800	Toshiba Tec Corp.	52,453
154	Wincor Nixdorf AG	10,116
		1,455,912
Textiles, Apparel & Luxury Goods (1.6%):
689	Adidas AG	168,691
1,500	ASICS Corp.	22,315
1,700	Atsugi Co., Ltd.	17,568
287	Bijou Brigitte AG	12,955
1,383	Brunello Cucinelli SpA	53,845
6,313	Burberry Group plc	165,762
1,885	Compagnie Financiere Richemont SA	153,526
485	Delta-Galil Industries, Ltd.	14,308
1,500	Descente, Ltd.	31,464
900	Fujibo Holdings, Inc.	27,693
1,250	Gerry Weber International AG*	4,061
1,311	Gildan Activewear, Inc.	39,894

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
280,000	Global Brands Group Holdings, Ltd.*	$14,657
300	Gunze, Ltd.	15,076
189	Hermes International SA	125,055
2,445	Hugo Boss AG	188,243
465	IC Group A/S	4,554
700	Kurabo Industries, Ltd.	19,011
399,238	Li & Fung, Ltd.	89,273
1,682	Luxottica Group SpA	114,137
2,251	LVMH Moet Hennessy Louis Vuitton SA	794,647
5,170	Moncler SpA	222,432
1,495	New Wave Group AB	11,057
5,000	Onward Holdings Co., Ltd.	33,498
9,893	Ovs SpA*(a)	28,367
44,000	Pacific Textiles Holdings, Ltd.	37,462
2,465	Pandora A/S	154,115
6,400	Prada SpA	30,669
1,469	Salvatore Ferragamo Italia SpA	35,182
36,000	Samsonite International SA(a)	133,442
500	Sanyo Shokai, Ltd.	9,763
1,800	Seiko Holdings Corp.	50,695
2,500	Seiren Co., Ltd.	42,383
28,000	Stella International Holdings, Ltd.	24,991
167	Swatch Group AG (The), Class B	66,361
262	Swatch Group AG (The), Registered Shares	20,407
1,909	Ted Baker plc	57,504
404	Tod’s SpA	27,535
3,200	Tsi Holdings Co., Ltd.	23,329
2,700	Unitika, Ltd.*	17,212
2,000	Wacoal Holdings Corp.	57,269
45,514	Yue Yuen Industrial Holdings, Ltd.	126,468
		3,286,876
Thrifts & Mortgage Finance (0.2%):
2,831	Aareal Bank AG	118,344
5,611	Deutsche Pfandbriefbank AG(a)	83,997
615	Equitable Group, Inc.	32,795
1,100	Firm Capital Mortgage Investment Corp.	11,234
2,026	Genworth MI Canada, Inc.	66,813
16,190	Genworth Mortgage Insurance AU	28,787
1,812	Home Capital Group, Inc.*	21,045
3,730	MyState, Ltd.	13,021
7,866	Onesavings Bank plc	41,610
10,905	Paragon Group of Cos. plc (The)	67,979
2,000	Timbercreek Financial Corp.	14,479
		500,104
Tobacco (0.2%):
4,936	Imperial Tobacco Group plc, Class A	171,641
4,800	Japan Tobacco, Inc.	125,336
652	Scandinavian Tobacco Group A/S(a)	10,001
2,105	Swedish Match AB, Class B	107,742
		414,720
Trading Companies & Distributors (1.9%):
2,637	AddTech AB, Class B	56,185
4,451	Ahlsell AB(a)	24,917
1,000	Alconix Corp.	14,260
14,372	Ashtead Group plc	456,066
1,271	B&b Tools AB	13,759
653	BayWa AG	21,757
1,611	Beijer Ref AB	33,827
9,600	BOC Aviation, Ltd.(a)	74,462
537	Bossard Holding AG	106,623
1,462	Brenntag AG	90,225
4,067	Bunzl plc	127,817

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
4,000	CanWel Building Materials Group, Ltd.	$17,344
70,000	China Strategic Holdings, Ltd.*	635
3,143	Cramo OYJ	70,889
400	Daiichi Jitsugyo Co., Ltd.	13,770
8,787	Diploma plc	162,106
3,513	Ferguson plc	297,964
3,579	Grafton Group plc	35,302
900	Hanwa Co., Ltd.	29,945
32,140	Howden Joinery Group plc	196,390
1,598	Imcd Group NV	124,253
900	Inaba Denki Sangyo Co., Ltd.	39,770
700	Inabata & Co., Ltd.	10,764
3,231	Indutrade AB	87,453
2,600	Iwatani Corp.	92,595
616	Jacquet Metal Service	14,731
200	Japan Pulp & Paper Co., Ltd.	8,390
700	Kamei Corp.	9,877
900	Kanaden Corp.	9,864
1,700	Kanamoto Co., Ltd.	60,357
4,800	Kanematsu Corp.	72,249
2,241	Kloeckner & Co. SE	25,881
11,200	Marubeni Corp.	102,557
1,100	Mitani Corp.	52,506
7,300	Mitsubishi Corp.	225,021
7,700	Mitsui & Co., Ltd.	136,857
1,271	Momentum Group AB, Class B	16,103
1,800	Monotaro Co., Ltd.	50,795
2,600	Nagase & Co., Ltd.	45,681
600	Nichiden Corp.	10,575
1,100	Nippon Steel & Sumikin Bussan	55,202
1,200	Nishio Rent All Co., Ltd.	40,064
700	Onoken Co., Ltd.	11,235
7,777	Ramirent OYJ	62,834
4,501	Reece, Ltd.	36,872
10,785	Rexel SA	161,847
2,192	Richelieu Hardware, Ltd.	50,748
2,804	Russel Metals, Inc.	58,186
600	Senshu Electric Co., Ltd.	16,584
12,209	SIG plc	20,173
21,100	Sojitz Corp.	76,172
164	Solar A/S	10,264
17,864	Speedy Hire plc	15,036
3,600	Sumitomo Corp.	60,034
2,572	Toromont Industries, Ltd.	132,971
2,100	Toyota Tsushu Corp.	79,299
9,972	Travis Perkins plc	138,267
1,000	Trusco Nakayama Corp.	27,675
800	Wajax Corp.	16,180
2,700	Wakita & Co., Ltd.	33,416
3,800	Yamazen Corp.	45,336
800	Yuasa Trading Co., Ltd.	28,738
		4,217,655
Transportation Infrastructure (0.6%):
493	Aena SA(a)	85,263
384	Aeroports de Paris	86,435
1,197	Ansaldo Sts SpA	17,005
7,311	Atlantia SpA	151,370
12,050	Atlas Arteria, Ltd.	60,725
6,123	Auckland International Airport, Ltd.	29,618
17,433	BBA Aviation plc	68,203
644	Flughafen Zuerich AG	130,237
3,270	Groupe Eurotunnel SA	41,757
1,679	Hamburger Hafen und Logistik AG	39,451

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure, continued
2,800	Hong Kong Aircraft Engineering Co., Ltd.	$24,967
182,200	Hutchison Port Holdings Trust	45,533
4,263	James Fisher & Sons plc	105,591
400	Japan Airport Terminal Co., Ltd.	18,203
1,500	Kamigumi Co., Ltd.	33,069
2,100	Mitsubishi Logistics Corp.	54,287
400	Nissin Corp.	9,334
55,275	Qube Holdings, Ltd.	108,938
15,500	SATS, Ltd.	59,179
1,641	SIAS SpA	24,216
2,000	Sumitomo Warehouse Co., Ltd. (The)	26,536
9,817	Sydney Airport	48,918
2,908	Transurban Group	23,504
2,729	Westshore Terminals Investment Corp.	56,714
		1,349,053
Water Utilities (0.1%):
15,034	Pennon Group plc	139,631
5,341	Severn Trent plc	128,605
45,000	Siic Environment Holdings, Ltd.	9,374
7,737	United Utilities Group plc	70,936
		348,546
Wireless Telecommunication Services (0.9%):
2,035	Cellcom Israel, Ltd.*	13,925
4,433	Freenet AG	106,528
88,000	Hutchison Telecommunications Holdings, Ltd.	34,702
13,800	KDDI Corp.	381,366
13,000	M1, Ltd.	20,060
3,522	Millicom International Cellular SA, SDR	202,239
2,104	Mobistar SA	33,073
10,600	NTT DoCoMo, Inc.	285,092
1,000	Okinawa Cellular Telephone Co.	36,182
1,065	Partner Communications Co.*	5,596
1,708	Rogers Communications, Inc., Class B	87,808
17,000	Smartone Telecommunications Ho	22,628
4,700	SoftBank Group Corp.	474,716
21,800	StarHub, Ltd.	29,791
3,836	Tele2 AB	46,110
301,366	Vodafone Group plc	646,022
		2,425,838
Total Common Stocks (Cost $212,140,755)		231,662,521
Preferred Stocks (0.4%):
Automobiles (0.4%):
1,600	Bayerische Motoren Werke AG (BMW), 5.95%, 5/17/19	125,567
1,544	Porsche Automobil Holding SE, 3.03%, 5/29/19	103,944
4,515	Volkswagen AG, 2.62%, 5/9/19	792,485
		1,021,996
Total Preferred Stocks (Cost $1,186,092)		1,021,996

Warrant (0.0%):
Energy Equipment & Services (0.0%):
64,038	Ezion Holdings, Ltd.(c)	—
Total Warrant (Cost $–)		—

Rights (0.0%):
Commercial Services & Supplies (0.0%):
348	GL Events, Expires on 10/09/18*^	162

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Rights, continued
Real Estate Management & Development (0.0%):
1,200	SAMTY Co., Ltd., Expires on 11/20/18*(b)(c)	$2,197

Specialty Retail (0.0%):
2,400	Mekonomen AB, Expires on 10/19/18*(b)	1,829

Total Rights (Cost $1,893)		4,188

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (1.1%):
$ 2,564,075	AZL DFA International Core Equity Fund Securities Lending Collateral Account(d)	2,564,075

Total Securities Held as Collateral for Securities on Loan (Cost $2,564,075)		2,564,075

Unaffiliated Investment Company (0.0%):
66,999	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.91%(e)	66,999

Total Unaffiliated Investment Company (Cost $66,999)		66,999

Total Investment Securities (Cost $215,959,814) - 100.2%		235,319,779
Net other assets (liabilities) - (0.2)%		(523,149)

Net Assets - 100.0%		$234,796,630

Percentages indicated are based on net assets as of September 30, 2018.

ADR	-	American Depositary Receipt
NYS	-	New York Shares
SDR	-	Swedish Depository Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2018. The total value of securities on loan as of September 30, 2018, was $2,403,139.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2018. The total of all such securities represent 0.08% of the net assets of the fund.

(c)

The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2018, these securities represent 0.01% of the net assets of the Fund.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2018.
(e)	The rate represents the effective yield at September 30, 2018.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2018:

Country	Percentage
Australia	5.9%
Austria	0.6%
Belgium	1.2%
Bermuda	— %^
Cambodia	— %^
Canada	8.9%
Cayman Islands	— %^
China	0.1%
Colombia	— %^
Denmark	1.6%
Egypt	— %^
European Community	— %^
Faroe Islands	— %^
Finland	1.9%
France	7.7%
Germany	7.3%
Hong Kong	2.4%
Ireland (Republic of)	1.2%
Isle of Man	0.1%
Israel	0.6%
IT	— %^
Italy	2.8%
Japan	24.0%
Jersey	— %^
Liechtenstein	— %^
Luxembourg	0.5%
Malta	— %^
Monaco	— %^
Netherlands	2.9%
New Zealand	0.4%
Norway	1.1%
Peru	— %^
Portugal	0.1%
Singapore	1.0%
South Africa	0.1%
Spain	2.3%
Sweden	2.8%
Switzerland	6.1%
United Arab Emirates	— %^
United Kingdom	15.0%
United States	1.4%

100.0%

^	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (99.6%):
Aerospace & Defense (2.7%):
1,674	AAR Corp.	$80,168
3,216	Aerojet Rocketdyne Holdings, Inc.*^	109,312
572	AeroVironment, Inc.*	64,161
7,585	Arconic, Inc.	166,946
361	Astronics Corp., Class B*	15,545
1,481	Axon Enterprise, Inc.*^	101,345
7,800	Boeing Co. (The)	2,900,819
3,571	BWX Technologies, Inc.	223,330
685	CPI Aerostructures, Inc.*	5,720
1,202	Cubic Corp.	87,806
2,238	Curtiss-Wright Corp.	307,546
625	Ducommun, Inc.*	25,525
2,101	Engility Holdings, Inc.*	75,615
1,504	Esterline Technologies Corp.*	136,789
4,613	General Dynamics Corp.	944,373
3,011	Harris Corp.	509,491
1,287	HEICO Corp.^	119,189
2,107	HEICO Corp., Class A	159,079
4,315	Hexcel Corp.^	289,321
1,376	Huntington Ingalls Industries, Inc.	352,366
2,230	KLX, Inc.	139,999
4,471	Kratos Defense & Security Solutions, Inc.*^	66,081
1,421	L3 Technologies, Inc.	302,133
3,841	Lockheed Martin Corp.	1,328,832
2,078	Mercury Computer Systems, Inc.*^	114,955
1,808	Moog, Inc., Class A	155,434
343	National Presto Industries, Inc.	44,470
2,851	Northrop Grumman Corp.	904,822
4,443	Raytheon Co.	918,190
5,807	Rockwell Collins, Inc.	815,709
2,910	Spirit AeroSystems Holdings, Inc., Class A	266,760
597	Teledyne Technologies, Inc.*	147,268
7,277	Textron, Inc.	520,087
2,316	The KEYW Holding Corp.*^	20,057
1,212	TransDigm Group, Inc.*	451,228
2,979	Triumph Group, Inc.^	69,411
12,439	United Technologies Corp.	1,739,097
741	Vectrus, Inc.*	23,112
6,897	WESCO Aircraft Holdings, Inc.*^	77,591

		14,779,682

Air Freight & Logistics (0.9%):
4,941	Air Transport Services Group, Inc.*	106,083
1,400	Atlas Air Worldwide Holdings, Inc.*	89,250
4,457	C.H. Robinson Worldwide, Inc.	436,429
1,026	Echo Global Logistics, Inc.*	31,755
4,728	Expeditors International of Washington, Inc.	347,650
5,100	FedEx Corp.	1,228,029
1,779	Forward Air Corp.	127,554
1,993	Hub Group, Inc.*	90,881
3,266	Radiant Logistics, Inc.*	19,302
13,551	United Parcel Service, Inc., Class B	1,582,080
5,560	XPO Logistics, Inc.*	634,785

		4,693,798

Airlines (0.9%):
5,917	Alaska Air Group, Inc.^	407,445
998	Allegiant Travel Co.^	126,546
6,467	American Airlines Group, Inc.^	267,281
1,537	Copa Holdings SA, Class A	122,714
19,429	Delta Air Lines, Inc.	1,123,579
4,108	Hawaiian Holdings, Inc.^	164,731
16,454	JetBlue Airways Corp.*	318,549
2,917	SkyWest, Inc.	171,811
14,136	Southwest Airlines Co.	882,793

Shares		Fair Value
Common Stocks, continued
Airlines, continued
4,475	Spirit Airlines, Inc.*^	$210,191
11,261	United Continental Holdings, Inc.*	1,002,905

		4,798,545

Auto Components (0.8%):
1,838	Adient plc^	72,252
5,496	American Axle & Manufacturing Holdings, Inc.*^	95,850
5,936	Aptiv plc	498,030
3,249	Autoliv, Inc.^	281,623
6,472	BorgWarner, Inc.	276,872
4,411	Cooper Tire & Rubber Co.^	124,831
1,256	Cooper-Standard Holding, Inc.*	150,695
11,930	Dana Holding Corp.	222,733
2,123	Delphi Technologies plc	66,577
1,595	Dorman Products, Inc.*^	122,687
2,274	Fox Factory Holding Corp.*^	159,294
15,474	Gentex Corp.	332,072
2,720	Gentherm, Inc.*^	123,624
12,827	Goodyear Tire & Rubber Co.	300,024
1,365	Horizon Global Corp.*^	9,732
1,483	LCI Industries^	122,792
3,870	Lear Corp.	561,151
3,637	Modine Manufacturing Co.*	54,191
1,190	Motorcar Parts of America, Inc.*^	27,906
1,436	Standard Motor Products, Inc.^	70,680
1,582	Stoneridge, Inc.*	47,017
275	Strattec Security Corp.	9,804
3,917	Tenneco, Inc.	165,062
1,187	Tower International, Inc.	35,907
3,249	Veoneer, Inc.*^	178,922
2,073	Visteon Corp.*^	192,582
1,621	VOXX International Corp.*^	8,429

		4,311,339

Automobiles (0.5%):
89,280	Ford Motor Co.	825,840
34,459	General Motors Co.	1,160,235
7,220	Harley-Davidson, Inc.	327,066
429	Tesla Motors, Inc.*^	113,586
3,270	Thor Industries, Inc.	273,699
1,652	Winnebago Industries, Inc.	54,764

		2,755,190

Banks (6.4%):
1,278	1st Source Corp.	67,248
1,429	Access National Corp.^	38,740
504	ACNB Corp.	18,749
661	American National Bankshares, Inc.	25,779
587	American River Bankshares	8,993
1,663	Ameris Bancorp	75,999
704	Ames National Corp.	19,184
932	Arrow Financial Corp.^	34,490
5,524	Associated Banc-Corp.	143,624
2,876	Banc of California, Inc.^	54,356
1,939	BancFirst Corp.	116,243
2,831	Bancorp, Inc. (The)*	27,149
2,523	BancorpSouth Bank^	82,502
114,320	Bank of America Corp.	3,367,866
899	Bank of Commerce Holdings	10,968
1,889	Bank of Hawaii Corp.^	149,061
451	Bank of Marin Bancorp	37,839
2,324	Bank of Nt Butterfield & Son, Ltd. (The)	120,523
4,810	Bank OZK^	182,588
2,950	BankUnited, Inc.	104,430
1,341	Banner Corp.	83,370
1,189	Bar Harbor Bankshares	34,148
7,791	BB&T Corp.	378,175

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
842	BCB Bancorp, Inc.	$11,662
2,053	Berkshire Hills Bancorp, Inc.^	83,557
1,112	Blue Hills BanCorp, Inc.	26,799
1,324	BOK Financial Corp.	128,799
5,245	Boston Private Financial Holdings, Inc.^	71,594
668	Bridge Bancorp, Inc.	22,178
5,107	Brookline Bancorp, Inc.	85,287
1,162	Bryn Mawr Bank Corp.	54,498
74	C&F Financial Corp.	4,348
3,927	Cadence Bancorp	102,573
843	Camden National Corp.	36,620
1,309	Capital City Bank Group, Inc.	30,552
649	Carolina Financial Corp.^	24,480
3,399	Cathay General Bancorp	140,855
4,369	Centerstate Banks, Inc.	122,550
2,402	Central Pacific Financial Corp.	63,485
933	Central Valley Community Bancorp	20,162
273	Century Bancorp, Inc.	19,724
2,990	Chemical Financial Corp.^	159,666
377	Chemung Financial Corp.	15,996
2,299	CIT Group, Inc.	118,651
26,999	Citigroup, Inc.	1,936,907
943	Citizens & Northern Corp.^	24,659
5,861	Citizens Financial Group, Inc.	226,059
552	Citizens Holding Co.	12,972
904	City Holding Co.^	69,427
938	Civista Bancshares, Inc.	22,596
735	CNB Financial Corp.	21,212
2,688	CoBiz Financial, Inc.	59,512
78	Codorus Valley Bancorp, Inc.	2,437
56	Colony Bankcorp, Inc.	997
3,826	Columbia Banking System, Inc.	148,334
2,543	Comerica, Inc.	229,379
2,938	Commerce Bancshares, Inc.^	193,967
1,393	Community Bank System, Inc.^	85,071
1,325	Community Trust Bancorp, Inc.	61,414
2,266	ConnectOne Bancorp, Inc.^	53,818
930	Cullen/Frost Bankers, Inc.	97,129
2,643	Customers Bancorp, Inc.*	62,190
5,350	CVB Financial Corp.	119,412
408	DNB Financial Corp.	15,055
1,882	Eagle Bancorp, Inc.*	95,229
4,316	East West Bancorp, Inc.	260,557
1,229	Enterprise Financial Services Corp.	65,198
312	Evans Bancorp, Inc.	14,648
13,238	F.N.B. Corp.	168,387
1,329	Farmers National Banc Corp.	20,334
523	FB Financial Corp.^	20,491
1,935	FCB Financial Holdings, Inc.*	91,719
1,636	Fidelity Southern Corp.	40,540
10,629	Fifth Third Bancorp	296,762
1,053	Financial Institutions, Inc.	33,064
2,206	First Bancorp	89,365
16,004	First Bancorp*	145,636
814	First Bancorp, Inc.	23,582
611	First Bancshares, Inc. (The)	23,860
2,931	First Busey Corp.	91,008
664	First Business Financial Services, Inc.	15,392
592	First Citizens BancShares, Inc., Class A	267,750
4,012	First Commonwealth Financial Corp.	64,754
1,419	First Community Bankshares	48,076
1,217	First Connecticut Bancorp, Inc.	35,962

Shares		Fair Value
Common Stocks, continued
Banks, continued
5,037	First Financial Bancorp	$149,599
2,266	First Financial Bankshares, Inc.^	133,921
420	First Financial Corp.	21,084
733	First Financial Northwest, Inc.	12,146
1,996	First Foundation, Inc.*	31,178
1,512	First Hawaiian, Inc.	41,066
11,600	First Horizon National Corp.^	200,216
1,244	First Interstate BancSystem, Class A	55,731
2,451	First Merchants Corp.	110,270
660	First Mid-Illinois Bancshares, Inc.	26,618
4,022	First Midwest Bancorp, Inc.	106,945
1,573	First of Long Island Corp. (The)	34,213
2,517	First Republic Bank^	241,632
2,253	Flushing Financial Corp.	54,973
322	Franklin Financial Network, Inc.*	12,590
5,044	Fulton Financial Corp.^	83,983
1,315	German American Bancorp, Inc.^	46,393
3,017	Glacier Bancorp, Inc.^	130,003
1,035	Great Southern Bancorp, Inc.	57,287
3,353	Great Western Bancorp, Inc.	141,463
3,020	Green BanCorp, Inc.	66,742
1,174	Guaranty Bancorp	34,868
4,107	Hancock Holding Co.	195,288
2,408	Hanmi Financial Corp.	59,959
40	Hawthorn Bancshares, Inc.	910
1,375	Heartland Financial USA, Inc.^	79,819
1,692	Heritage Financial Corp.^	59,474
2,010	Hertiage Commerce Corp.	29,989
5,680	Hilltop Holdings, Inc.	114,566
4,922	Home Bancshares, Inc.^	107,792
1,540	Hometrust Bancshares, Inc.*	44,891
6,189	Hope BanCorp, Inc.^	100,076
2,112	Horizon Bancorp	41,712
17,399	Huntington Bancshares, Inc.	259,593
1,730	IBERIABANK Corp.	140,736
673	Independent Bank Corp.^	55,590
855	Independent Bank Corp.	20,221
1,288	Independent Bank Group, Inc.^	85,394
3,359	International Bancshares Corp.	151,155
10,187	Investors Bancorp, Inc.	124,994
51,107	JPMorgan Chase & Co.	5,766,913
9,622	KeyCorp	191,382
2,859	Lakeland Bancorp, Inc.	51,605
1,656	Lakeland Financial Corp.	76,971
456	Landmark Bancorp, Inc.	13,224
712	LCNB Corp.	13,279
1,442	LegacyTexas Financial Group, Inc.	61,429
977	Live Oak Bancshares, Inc.	26,184
1,376	M&T Bank Corp.	226,407
2,571	Macatawa Bank Corp.	30,106
2,620	MB Financial, Inc.	120,808
1,869	MBT Financial Corp.	21,120
1,293	Mercantile Bank Corp.	43,147
571	Midland States BanCorp, Inc.	18,329
638	MidWestone Financial Group, Inc.	21,252
570	MutualFirst Financial, Inc.	21,005
1,805	National Bank Holdings Corp.	67,958
514	National Bankshares, Inc.	23,361
456	National Commerce Corp.*	18,833
1,453	NBT Bancorp, Inc.^	55,766
373	Nicolet Bankshares, Inc.*^	20,332
510	Northrim Bancorp, Inc.	21,191
511	Norwood Financial Corp.	20,011
3,309	OFG Bancorp	53,440
440	Ohio Valley Banc Corp.	16,126
819	Old Line Bancshares, Inc.	25,913

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
7,959	Old National Bancorp	$153,609
2,225	Old Second Bancorp, Inc.	34,376
1,951	Opus Bank	53,457
638	Orrstown Financial Services, Inc.	15,184
1,205	Pacific Mercantile Bancorp*	11,267
2,125	Pacific Premier Bancorp, Inc.*	79,050
2,447	PacWest Bancorp	116,600
584	Park National Corp.^	61,647
1,165	Peapack-Gladstone Financial Corp.	35,987
364	Penns Woods Bancorp, Inc.	15,816
608	Peoples Bancorp of NC	17,535
1,361	Peoples Bancorp, Inc.	47,676
5,297	People’s United Financial, Inc.	90,685
749	People’s Utah BanCorp	25,429
2,297	Pinnacle Financial Partners, Inc.^	138,165
5,024	PNC Financial Services Group, Inc.	684,218
3,717	Popular, Inc.	190,497
878	Preferred Bank Los Angeles	51,363
945	Premier Financial Bancorp, Inc.	17,473
2,332	Prosperity Bancshares, Inc.^	161,724
606	QCR Holdings, Inc.	24,755
17,681	Regions Financial Corp.	324,446
2,630	Renasant Co.	108,382
1,417	Republic Bancorp, Inc., Class A	65,324
1,437	S & T Bancorp, Inc.^	62,308
148	Salisbury Bancorp, Inc.	6,216
1,514	Sandy Spring Bancorp, Inc.	59,515
1,879	Seacoast Banking Corp.*	54,867
1,252	Select Bancorp, Inc.*	15,525
1,896	ServisFirst Bancshares, Inc.^	74,228
1,113	Shore Bancshares, Inc.	19,834
1,028	Sierra Bancorp	29,709
933	Signature Bank	107,146
4,534	Simmons First National Corp., Class A	133,526
1,131	South State Corp.	92,742
2,003	Southern National Bancorp	32,449
1,127	Southside Bancshares, Inc.^	39,220
1,709	State Bank Financial Corp.	51,578
9,153	Sterling Bancorp^	201,366
1,432	Stock Yards Bancorp, Inc.^	51,982
557	Summit Financial Group, Inc.	12,928
4,384	SunTrust Banks, Inc.	292,807
1,716	SVB Financial Group*	533,384
5,664	Synovus Financial Corp.	259,355
8,535	TCF Financial Corp.	203,218
1,633	Texas Capital Bancshares, Inc.*	134,967
1,121	Tompkins Financial Corp.^	91,014
3,776	TowneBank^	116,490
1,726	TriCo Bancshares	66,658
2,154	Tristate Capital Holdings, Inc.*^	59,450
1,220	Triumph BanCorp, Inc.*	46,604
3,028	Trustmark Corp.^	101,892
98	Two River Bancorp	1,699
20,825	U.S. Bancorp	1,099,767
2,075	UMB Financial Corp.	147,118
6,312	Umpqua Holdings Corp.	131,290
2,948	Union Bankshares Corp.^	113,586
4,048	United Bankshares, Inc.^	147,145
3,077	United Community Banks, Inc.	85,818
1,190	United Security Bancshares	13,209
42	Unity Bancorp, Inc.	962
1,914	Univest Corp.	50,625
8,196	Valley National Bancorp^	92,205
1,496	Veritex Holdings, Inc.*	42,277

Shares		Fair Value
Common Stocks, continued
Banks, continued
1,113	Washington Trust Bancorp	$61,549
2,517	Webster Financial Corp.^	148,402
67,901	Wells Fargo & Co.	3,568,876
3,156	WesBanco, Inc.	140,694
1,062	West Bancorp	24,957
1,687	Westamerica Bancorp^	101,490
4,770	Western Alliance Bancorp*	271,365
2,102	Wintrust Financial Corp.	178,544
2,669	Zions Bancorp^	133,850

		34,403,164

Beverages (1.5%):
466	Boston Beer Co., Inc. (The), Class A*^	133,975
1,635	Brown-Forman Corp., Class A	83,058
5,493	Brown-Forman Corp., Class B	277,671
545	Coca-Cola Bottling Co. Consolidated^	99,343
68,260	Coca-Cola Co. (The)	3,152,928
1,620	Constellation Brands, Inc., Class C	349,304
787	Craft Brewers Alliance, Inc.*	12,867
5,609	Keurig Dr Pepper, Inc.	129,961
615	MGP Ingredients, Inc.^	48,573
2,011	Molson Coors Brewing Co., Class B	123,677
5,703	Monster Beverage Corp.*	332,371
1,132	National Beverage Corp.*^	132,014
28,182	PepsiCo, Inc.	3,150,748
876	Primo Water Corp.*	15,812

		8,042,302

Biotechnology (2.2%):
22,188	AbbVie, Inc.	2,098,541
1,921	Acorda Therapeutics, Inc.*^	37,748
436	Agios Pharmaceuticals, Inc.*^	33,624
1,278	Alexion Pharmaceuticals, Inc.*	177,655
1,012	Alkermes plc*	42,949
838	Alnylam Pharmaceuticals, Inc.*	73,342
2,354	AMAG Pharmaceuticals, Inc.*^	47,080
11,115	Amgen, Inc.	2,304,028
1,084	Aptevo Therapeutics, Inc.*	5,507
1,143	Arena Pharmaceuticals, Inc.*^	52,601
558	Atara Biotherapeutics, Inc.*	23,073
3,770	Biogen Idec, Inc.*	1,331,979
1,108	BioMarin Pharmaceutical, Inc.*	107,443
506	Bluebird Bio, Inc.*^	73,876
14,276	Celgene Corp.*	1,277,559
356	Clovis Oncology, Inc.*	10,456
718	Concert Pharmaceuticals, Inc.*	10,655
233	Eagle Pharmaceuticals, Inc.*	16,154
1,249	Emergent Biosolutions, Inc.*	82,222
1,013	Enanta Pharmaceuticals, Inc.*^	86,571
785	Exact Sciences Corp.*^	61,952
4,865	Exelixis, Inc.*	86,208
544	Fibrogen, Inc.*^	33,048
24,278	Gilead Sciences, Inc.	1,874,504
966	Incyte Corp.*	66,731
83	Insys Therapeutics, Inc.*	837
945	Ionis Pharmaceuticals, Inc.*^	48,743
1,605	Karyopharm Therapeutics, Inc.*^	27,333
526	Ligand Pharmaceuticals, Inc., Class B*^	144,382
2,391	Mimedx Group, Inc.*^	14,776
1,607	Momenta Pharmaceuticals, Inc.*^	42,264
3,689	Myriad Genetics, Inc.*	169,694
1,067	Neurocrine Biosciences, Inc.*	131,188
10,235	OPKO Health, Inc.*^	35,413
9,565	PDL BioPharma, Inc.*^	25,156

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
1,098	Regeneron Pharmaceuticals, Inc.*	$443,636
1,271	Repligen Corp.*^	70,490
1,105	Retrophin, Inc.*^	31,747
1,210	Seattle Genetics, Inc.*^	93,315
2,797	United Therapeutics Corp.*	357,680
841	Vertex Pharmaceuticals, Inc.*	162,094
1,496	Xencor, Inc.*	58,299

		11,872,553

Building Products (0.6%):
3,264	A.O. Smith Corp.	174,200
3,058	AAON, Inc.^	115,592
2,557	Advanced Drainage Systems, Inc.	79,011
2,889	Allegion plc	261,657
1,083	American Woodmark Corp.*	84,961
1,885	Apogee Enterprises, Inc.^	77,888
1,778	Armstrong Flooring, Inc.*	32,182
2,857	Armstrong World Industries, Inc.*	198,847
7,785	Builders FirstSource, Inc.*	114,284
2,571	Continental Building Products, Inc.*	96,541
889	Csw Industrials, Inc.*	47,739
4,434	Fortune Brands Home & Security, Inc.	232,164
1,576	Gibraltar Industries, Inc.*^	71,866
2,893	Griffon Corp.	46,722
1,209	Insteel Industries, Inc.	43,379
6,099	Johnson Controls International plc	213,465
1,070	Lennox International, Inc.	233,688
6,980	Masco Corp.	255,468
1,451	Masonite International Corp.*	93,009
3,362	NCI Building Systems, Inc.*	50,934
5,086	Owens Corning, Inc.	276,017
1,648	Patrick Industries, Inc.*^	97,562
3,615	PGT, Inc.*	78,084
1,925	Quanex Building Products Corp.^	35,035
2,112	Simpson Manufacturing Co., Inc.	153,036
2,846	Trex Co., Inc.*	219,085
3,399	Universal Forest Products, Inc.	120,087
7,225	USG Corp.*	312,915

		3,815,418

Capital Markets (2.5%):
1,453	Affiliated Managers Group, Inc.	198,654
2,626	Ameriprise Financial, Inc.	387,755
1,834	Ares Management LP^	42,549
2,502	Artisan Partners Asset Management, Inc., Class A^	81,065
10,685	Bank of New York Mellon Corp. (The)	544,828
14,937	BGC Partners, Inc., Class A	176,555
1,444	BlackRock, Inc., Class A	680,601
2,377	Blucora, Inc.*	95,674
3,965	BrightSphere Investment Group plc	49,166
1,779	CBOE Holdings, Inc.	170,713
11,820	Charles Schwab Corp. (The)	580,953
2,686	CME Group, Inc.	457,184
2,934	Cohen & Steers, Inc.^	119,150
190	Diamond Hill Investment Group	31,424
1,417	Donnelley Financial Solutions, Inc.*	25,393
5,873	E*TRADE Financial Corp.*	307,686
3,982	Eaton Vance Corp.	209,294
1,120	FactSet Research Systems, Inc.^	250,555
6,954	Federated Investors, Inc., Class B^	167,730
5,134	Franklin Resources, Inc.^	156,125
3,237	Gain Capital Holdings, Inc.	21,041
388	GAMCO Investors, Inc., Class A	9,087

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
4,352	Goldman Sachs Group, Inc. (The)	$975,892
1,743	Greenhill & Co., Inc.	45,928
211	Hennessy Advisors, Inc.	2,922
1,166	Houlihan Lokey, Inc.	52,388
5,199	Interactive Brokers Group, Inc., Class A	287,557
4,301	Intercontinental Exchange, Inc.	322,102
597	INTL FCStone, Inc.*	28,847
13,284	Invesco, Ltd.	303,938
2,572	Investment Technology Group, Inc.	55,710
4,134	Janus Henderson Group plc^	111,453
10,552	Ladenburg Thalmann Financial Services, Inc.	28,490
3,497	Lazard, Ltd., Class A	168,311
2,912	Legg Mason, Inc.	90,942
6,569	LPL Financial Holdings, Inc.	423,766
937	MarketAxess Holdings, Inc.^	167,245
1,429	Moelis & Co., Class A	78,309
2,716	Moody’s Corp.	454,115
18,789	Morgan Stanley	875,004
2,489	Morningstar, Inc.	313,365
2,721	MSCI, Inc., Class A	482,733
5,365	NASDAQ OMX Group, Inc. (The)	460,317
2,967	Northern Trust Corp.	303,020
1,024	Oppenheimer Holdings, Class A	32,358
784	Piper Jaffray Cos., Inc.	59,858
940	PJT Partners, Inc.^	49,209
1,113	Pzena Investment Management, Inc.	10,618
4,478	Raymond James Financial, Inc.	412,200
4,992	S&P Global, Inc.	975,387
3,335	SEI Investments Co.	203,769
660	Silvercrest Asset Management Group, Inc., Class A	9,141
2,672	State Street Corp.	223,860
2,637	Stifel Financial Corp.	135,173
4,497	T. Rowe Price Group, Inc.	490,982
2,299	TD Ameritrade Holding Corp.	121,456
1,429	Virtu Financial, Inc.^	29,223
438	Virtus Investment Partners, Inc.^	49,823
5,362	Waddell & Reed Financial, Inc., Class A^	113,567
425	Westwood Holdings, Inc.	21,990
7,874	WisdomTree Investments, Inc.	66,772

		13,800,922

Chemicals (2.3%):
1,306	AdvanSix, Inc.*	44,339
1,955	Air Products & Chemicals, Inc.	326,583
905	Albemarle Corp.^	90,301
1,157	American Vanguard Corp.	20,826
2,194	Ashland Global Holdings, Inc.	183,989
3,752	Axalta Coating Systems, Ltd.*	109,408
1,138	Balchem Corp.	127,558
2,532	Cabot Corp.	158,807
3,943	Celanese Corp., Series A	449,502
4,613	CF Industries Holdings, Inc.	251,132
310	Chase Corp.	37,247
4,033	Chemours Co. (The)	159,062
578	Core Molding Technologies, Inc.^	3,855
24,644	DowDuPont, Inc.	1,584,855
6,938	Eastman Chemical Co.	664,105
3,888	Ecolab, Inc.	609,561
5,990	Ferro Corp.*	139,088
1,510	FMC Corp.	131,642
3,222	Futurefuel Corp.	59,736
3,313	GCP Applied Technologies, Inc.*	87,960
1,438	H.B. Fuller Co.	74,301

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
9,602	Huntsman Corp.	$261,462
2,062	Ingevity Corp.*	210,077
1,620	Innophos Holdings, Inc.	71,928
1,433	Innospec, Inc.	109,983
1,701	International Flavor & Fragrances, Inc.	236,643
14,982	Intrepid Potash, Inc.*	53,785
743	KMG Chemicals, Inc.	56,141
783	Koppers Holdings, Inc.*	24,390
2,348	Kraton Performance Polymers, Inc.*	110,708
4,741	Kronos Worldwide, Inc.	77,041
1,233	LSB Industries, Inc.*^	12,059
7,315	LyondellBasell Industries NV, Class A	749,861
1,816	Minerals Technologies, Inc.	122,762
5,492	Mosaic Co. (The)	178,380
703	NewMarket Corp.^	285,074
7,103	Olin Corp.	182,405
2,346	Omnova Solutions, Inc.*	23,108
14,316	Platform Speciality Products Corp.*	178,521
5,368	PolyOne Corp.	234,689
4,717	PPG Industries, Inc.	514,766
1,630	PQ Group Holdings, Inc.*	28,476
7,814	Praxair, Inc.	1,255,944
368	Quaker Chemical Corp.	74,413
1,835	Rayonier Advanced Materials, Inc.^	33,819
3,781	RPM International, Inc.	245,538
2,600	Scotts Miracle-Gro Co. (The)^	204,698
1,975	Sensient Technologies Corp.	151,107
1,707	Sherwin Williams Co.	777,043
1,689	Stepan Co.	146,960
1,627	Trecora Resources*^	22,778
1,070	Tredegar Corp.	23,166
3,102	Trinseo SA	242,887
4,906	Tronox, Ltd., Class A^	58,627
6,023	Valvoline, Inc.^	129,555
3,026	W.R. Grace & Co.	216,238
1,636	Westlake Chemical Corp.	135,968

		12,754,857

Commercial Services & Supplies (1.1%):
3,793	ABM Industries, Inc.^	122,324
9,093	ACCO Brands Corp.	102,751
3,173	Advanced Disposal Services, Inc.*	85,925
4,271	ARC Document Solutions, Inc.*	12,130
2,684	Brady Corp., Class A	117,425
2,036	Brink’s Co. (The)^	142,011
1,886	Casella Waste Systems, Inc.*	58,579
2,003	CECO Environmental Corp.*	15,784
1,412	Cimpress NV*	192,893
2,280	Cintas Corp.	451,006
3,774	Clean Harbors, Inc.*	270,143
6,839	Copart, Inc.*	352,414
7,746	Covanta Holding Corp.^	125,873
3,160	Deluxe Corp.	179,930
1,613	Ennis, Inc.	32,986
2,517	Essendant, Inc.	32,268
2,148	Healthcare Services Group, Inc.^	87,252
1,042	Heritage-Crystal Clean, Inc.*	22,247
3,470	Herman Miller, Inc.	133,248
2,671	HNI Corp.	118,165
4,002	Interface, Inc.	93,447
5,118	KAR Auction Services, Inc.	305,493
2,829	Kimball International, Inc., Class B	47,386
3,654	Knoll, Inc.	85,686
1,417	LSC Communications, Inc.	15,672

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
1,875	Matthews International Corp., Class A	$94,031
2,011	McGrath Rentcorp	109,539
1,770	Mobile Mini, Inc.	77,615
1,035	MSA Safety, Inc.	110,165
1,003	Multi-Color Corp.^	62,437
1,552	NL Industries, Inc.*	9,312
1,763	PICO Holdings, Inc.	22,126
8,238	Pitney Bowes, Inc.	58,325
2,606	Quad Graphics, Inc.^	54,309
5,273	Republic Services, Inc., Class A	383,135
4,405	Rollins, Inc.^	267,339
2,114	RR Donnelley & Sons Co.^	11,416
1,467	SP Plus Corp.*	53,546
5,403	Steelcase, Inc., Class A	99,956
1,563	Stericycle, Inc.*^	91,717
1,534	Team, Inc.*^	34,515
2,396	Tetra Tech, Inc.	163,647
542	UniFirst Corp.	94,118
709	US Ecology, Inc.	52,289
1,003	Viad Corp.	59,428
824	Vse Corp.	27,299
9,161	Waste Management, Inc.	827,787

		5,967,089

Communications Equipment (1.2%):
2,109	ADTRAN, Inc.	37,224
752	Applied Optoelectronics, Inc.*^	18,544
976	Arista Networks, Inc.*	259,479
8,194	ARRIS International plc*	212,962
1,000	Black Box Corp.*	1,030
2,202	Calix, Inc.*	17,836
4,939	Ciena Corp.*	154,294
66,010	Cisco Systems, Inc.	3,211,386
6,102	CommScope Holding Co., Inc.*	187,698
316	Communications Systems, Inc.	885
1,822	Comtech Telecommunications Corp.	66,084
1,262	Digi International, Inc.*	16,974
1,548	EchoStar Corp., Class A*	71,781
1,189	EMCORE Corp.*	5,648
2,598	Extreme Networks, Inc.*	14,237
1,778	F5 Networks, Inc.*	354,568
5,961	Finisar Corp.*^	113,557
7,060	Harmonic, Inc.*^	38,830
7,816	Infinera Corp.*^	57,057
2,491	InterDigital, Inc.	199,280
10,987	Juniper Networks, Inc.	329,280
909	KVH Industries, Inc.*	11,908
1,310	Lumentum Holdings, Inc.*	78,535
3,350	Motorola Solutions, Inc.	435,968
1,304	NETGEAR, Inc.*^	81,956
3,156	NetScout Systems, Inc.*	79,689
3,507	Oclaro, Inc.*	31,353
360	Palo Alto Networks, Inc.*	81,094
1,949	Plantronics, Inc.	117,525
1,714	Ribbon Communications, Inc.*	11,707
2,348	Ubiquiti Networks, Inc.	232,123
2,004	ViaSat, Inc.*^	128,156
8,628	Viavi Solutions, Inc.*	97,842

		6,756,490

Construction & Engineering (0.4%):
5,468	Aecom Technology Corp.*^	178,585
800	Aegion Corp.*^	20,304
2,172	Ameresco, Inc., Class A*	29,648
1,245	Argan, Inc.	53,535
1,626	Comfort Systems USA, Inc.	91,706

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
2,025	Dycom Industries, Inc.*^	$171,315
2,804	EMCOR Group, Inc.	210,607
1,758	Fluor Corp.	102,140
1,914	Granite Construction, Inc.^	87,470
1,221	IES Holdings, Inc.*^	23,810
2,447	Jacobs Engineering Group, Inc.	187,195
8,226	KBR, Inc.	173,815
3,504	MasTec, Inc.*	156,454
1,578	MYR Group, Inc.*	51,506
574	NV5 Holdings, Inc.*	49,766
2,101	Orion Marine Group, Inc.*	15,863
4,194	Primoris Services Corp.	104,095
5,039	Quanta Services, Inc.*	168,202
2,791	Tutor Perini Corp.*^	52,471
928	Valmont Industries, Inc.^	128,528
1,311	Williams Industrial Services Group, Inc.*	2,779

		2,059,794

Construction Materials (0.1%):
1,483	Eagle Materials, Inc., Class A	126,411
1,291	Martin Marietta Materials, Inc.	234,898
5,185	Summit Materials, Inc., Class A*^	94,263
1,308	U.S. Concrete, Inc.*^	59,972
353	U.S. Lime & Minerals, Inc.	27,869
2,021	Vulcan Materials Co.	224,735

		768,148

Consumer Finance (1.0%):
20,883	Ally Financial, Inc.	552,355
13,510	American Express Co.	1,438,679
144	Asta Funding, Inc.	569
6,037	Capital One Financial Corp.	573,092
1,912	Consumer Portfolio Services, Inc.*	7,074
600	Credit Acceptance Corp.*^	262,842
9,534	Discover Financial Services	728,874
868	Encore Capital Group, Inc.*^	31,118
1,910	Enova International, Inc.*	55,008
3,948	EZCORP, Inc., Class A*^	42,244
1,945	Firstcash, Inc.	159,490
1,425	Green Dot Corp., Class A*	126,569
17,319	LendingClub Corp.*^	67,198
14,392	Navient Corp.	194,004
2,128	Nelnet, Inc., Class A	121,658
750	Nicholas Financial, Inc.*	8,858
5,999	Onemain Holdings, Inc.*	201,626
1,661	PRA Group, Inc.*^	59,796
960	Regional Mgmt Corp.*	27,677
10,164	Santander Consumer USA Holdings, Inc.	203,687
22,527	SLM Corp.*	251,176
16,752	Synchrony Financial	520,652
505	World Acceptance Corp.*^	57,752

		5,691,998

Containers & Packaging (0.7%):
2,903	AptarGroup, Inc.	312,769
2,636	Avery Dennison Corp.	285,611
8,374	Ball Corp.^	368,371
4,255	Bemis Co., Inc.	206,793
4,116	Berry Global Group, Inc.*	199,173
4,226	Crown Holdings, Inc.*	202,848
23,359	Graphic Packaging Holding Co.	327,260
1,930	Greif, Inc., Class A	103,564
1,110	Greif, Inc., Class B	63,992
6,729	International Paper Co.	330,730
2,608	Myers Industries, Inc.	60,636

Shares		Fair Value
Common Stocks, continued
Containers & Packaging, continued
9,463	Owens-Illinois, Inc.*	$177,810
3,330	Packaging Corp. of America	365,267
3,591	Sealed Air Corp.	144,179
8,448	Silgan Holdings, Inc.	234,854
5,379	Sonoco Products Co.	298,535
538	UFP Technologies, Inc.*	19,772
4,190	WestRock Co.	223,914

		3,926,078

Distributors (0.2%):
2,074	Core Markt Holdngs Co., Inc.	70,433
4,308	Genuine Parts Co.	428,214
9,671	LKQ Corp.*	306,281
1,711	Pool Corp.	285,532
811	Weyco Group, Inc.	28,531

		1,118,991

Diversified Consumer Services (0.4%):
1,744	Adtalem Global Education, Inc.*	84,061
1,304	American Public Education, Inc.*	43,097
273	Ascent Capital Group, Inc.*	483
2,817	Bright Horizons Family Solutions, Inc.*	331,954
3,401	Cambium Learning Group, Inc.*	40,268
5,222	Career Education Corp.*	77,964
1,464	Carriage Services, Inc.	31,549
467	Chegg, Inc.*^	13,277
506	Collectors Universe, Inc.	7,489
185	Graham Holdings Co., Class B	107,171
2,721	Grand Canyon Education, Inc.*	306,929
8,744	H&R Block, Inc.	225,158
5,384	Houghton Mifflin Harcourt Co.*	37,688
2,988	K12, Inc.*	52,888
482	Liberty Tax, Inc.	5,615
1,309	Regis Corp.*	26,743
6,510	Service Corp. International^	287,742
3,452	ServiceMaster Global Holdings, Inc.*	214,128
2,193	Sotheby’s*^	107,874
1,425	Strategic Education, Inc.	195,268
1,696	Universal Technical Institute, Inc.*	4,511
1,419	Weight Watchers International, Inc.*	102,154

		2,304,011

Diversified Financial Services (1.0%):
24,317	Berkshire Hathaway, Inc., Class B*	5,206,512
3,604	Cannae Holdings, Inc.*	75,504
6,246	Jefferies Financial Group, Inc.	137,162
827	Marlin Business Services, Inc.	23,859
2,777	Voya Financial, Inc.	137,934

		5,580,971

Diversified Telecommunication Services (1.9%):
124,561	AT&T, Inc.	4,182,758
1,019	ATN International, Inc.^	75,284
33,697	CenturyLink, Inc.	714,376
3,035	Cincinnati Bell, Inc.*	48,408
2,223	Cogent Communications Group, Inc.	124,043
4,558	Consolidated Communications Holdings, Inc.^	59,436
1,573	Frontier Communications Corp.	10,209
1,994	IDT Corp.	10,648
121	Intelsat S.A.*	3,630
5,557	Iridium Communications, Inc.*	125,033
4,045	Orbcomm, Inc.*^	43,929
87,909	Verizon Communications, Inc.	4,693,462
9,821	Vonage Holdings Corp.*	139,065
4,273	Zayo Group Holdings, Inc.*	148,359

		10,378,640

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities (1.3%):
1,218	ALLETE, Inc.	$91,362
4,190	Alliant Energy Corp.	178,368
5,589	American Electric Power Co., Inc.	396,148
1,163	Avangrid, Inc.^	55,743
8,111	Duke Energy Corp.	649,041
4,082	Edison International	276,270
1,593	El Paso Electric Co.	91,120
2,217	Entergy Corp.	179,865
6,713	Evergy, Inc.	368,678
4,208	Eversource Energy	258,540
14,171	Exelon Corp.	618,706
9,633	FirstEnergy Corp.	358,059
1,272	Genie Energy, Ltd., Class B	6,869
4,681	Hawaiian Electric Industries, Inc.	166,597
2,156	IDA Corp., Inc.	213,940
1,626	MGE Energy, Inc.	103,820
5,567	NextEra Energy, Inc.	933,028
2,618	OGE Energy Corp.	95,086
1,372	Otter Tail Power Co.	65,719
6,161	PG&E Corp.*	283,468
2,368	Pinnacle West Capital Corp.	187,498
3,355	PNM Resources, Inc.	132,355
3,421	Portland General Electric Co.	156,032
11,330	PPL Corp.	331,516
10,893	Southern Co. (The)	474,935
7,949	Xcel Energy, Inc.	375,272

		7,048,035

Electrical Equipment (0.7%):
908	Acuity Brands, Inc.	142,738
926	Allied Motion Technologies, Inc.	50,402
4,662	AMETEK, Inc.	368,857
2,063	Atkore International Group, Inc.*	54,731
1,175	AZZ, Inc.	59,338
5,801	Babcock & Wilcox Enterprises, Inc.*	5,975
5,686	Eaton Corp. plc	493,147
10,332	Emerson Electric Co.	791,224
1,159	Encore Wire Corp.	58,066
2,195	EnerSys	191,250
4,065	Generac Holdings, Inc.*	229,307
2,129	Hubbell, Inc.	284,371
1,831	LSI Industries, Inc.	8,423
5,836	nVent Electric plc	158,506
606	Powell Industries, Inc.	21,974
415	Power Solutions International, Inc.*	4,876
400	Preformed Line Products Co.	28,112
2,269	Regal-Beloit Corp.	187,079
2,440	Rockwell Automation, Inc.	457,549
5,452	Sensata Technologies Holding plc*^	270,146
1,298	Thermon Group Holdings, Inc.*	33,462

		3,899,533

Electronic Equipment, Instruments & Components (1.4%):
5,250	Amphenol Corp., Class A	493,606
1,693	Anixter International, Inc.*	119,018
2,934	Arrow Electronics, Inc.*	216,294
3,685	Avnet, Inc.	164,977
6,994	AVX Corp.	126,242
1,734	Badger Meter, Inc.^	91,815
550	Bel Fuse, Inc., Class B	14,575
2,425	Belden, Inc.^	173,169
3,078	Benchmark Electronics, Inc.	72,025
4,776	CDW Corp.	424,683
4,036	Cognex Corp.^	225,290

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
687	Coherent, Inc.*^	$118,295
10,358	Corning, Inc.	365,637
1,576	CTS Corp.	54,057
1,747	CUI Global, Inc.*	3,896
2,838	Daktronics, Inc.^	22,250
1,977	Dolby Laboratories, Inc., Class A	138,331
2,339	Electro Scientific Industries, Inc.*^	40,816
876	ePlus, Inc.*	81,205
2,177	Fabrinet*	100,708
1,007	FARO Technologies, Inc.*	64,800
4,271	Fitbit, Inc., Class A*	22,850
25,202	Flextronics International, Ltd.*	330,650
2,876	FLIR Systems, Inc.	176,788
640	Frequency Electronics, Inc.*	6,637
3,548	II-VI, Inc.*	167,820
1,676	Insight Enterprises, Inc.*	90,655
1,107	IPG Photonics Corp.*^	172,769
949	Itron, Inc.*	60,926
12,717	Jabil, Inc.	344,376
3,410	KEMET Corp.*	63,256
2,507	Keysight Technologies, Inc.*	166,164
1,603	Kimball Electronics, Inc.*	31,499
5,037	Knowles Corp.*^	83,715
725	Littlelfuse, Inc.	143,470
2,290	Methode Electronics, Inc., Class A	82,898
915	MTS Systems Corp.^	50,096
1,715	National Instruments Corp.	82,886
1,955	Novanta, Inc.*	133,722
894	OSI Systems, Inc.*	68,221
953	Park Electrochemical Corp.	18,574
1,445	PC Connection, Inc.^	56,196
1,087	PCM, Inc.*	21,251
1,291	Plexus Corp.*	75,536
993	Rogers Corp.*^	146,289
4,140	Sanmina Corp.*	114,264
1,757	ScanSource, Inc.*	70,104
2,649	SYNNEX Corp.	224,370
5,693	TE Connectivity, Ltd.	500,585
1,453	Tech Data Corp.*	103,991
2,596	Trimble Navigation, Ltd.*	112,822
6,321	TTM Technologies, Inc.*^	100,567
7,620	Vishay Intertechnology, Inc.^	155,067
1,868	Zebra Technologies Corp., Class A*	330,318

		7,421,021

Energy Equipment & Services (0.9%):
2,515	Apergy Corp.*	109,553
4,151	Archrock, Inc.	50,642
3,651	Baker Hughes, a GE Co.	123,513
1,913	Core Laboratories NV^	221,583
5,986	Diamond Offshore Drilling, Inc.*^	119,720
2,169	Dril-Quip, Inc.*^	113,330
13,595	Ensco plc, Class A, ADR^	114,742
1,558	Era Group, Inc.*	19,241
2,010	Exterran Corp.*	53,325
6,125	Forum Energy Technologies, Inc.*^	63,394
4,200	Frank’s International NV*	36,456
760	Geospace Technologies Corp.*	10,412
1,086	Gulf Island Fabrication, Inc.^	10,806
5,991	Halliburton Co.	242,814
7,826	Helix Energy Solutions Group, Inc.*^	77,321
2,127	Helmerich & Payne, Inc.^	146,274
4,871	Keane Group, Inc.*	60,254
892	KLX Energy Services Holdings, Inc.*	28,553
581	Mammoth Energy Services, Inc.	16,907
1,750	Matrix Service Co.*	43,138

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
6,284	McDermott International, Inc.*^	$115,814
17,995	Nabors Industries, Ltd.^	110,849
5,324	National-Oilwell Varco, Inc.	229,358
935	Natural Gas Services Group*	19,729
4,799	Newpark Resources, Inc.*^	49,670
12,057	Noble Corp. plc*^	84,761
4,818	Oceaneering International, Inc.*	132,977
3,066	Oil States International, Inc.*	101,791
623	Parker Drilling Co.*	1,857
6,531	Patterson-UTI Energy, Inc.	111,745
974	PHI, Inc.*	9,097
3,744	Pioneer Energy Services Corp.*	11,045
3,896	Propetro Holding Corp.*^	64,245
5,837	Rowan Cos. plc, Class A*	109,911
4,475	RPC, Inc.^	69,273
10,044	Schlumberger, Ltd.	611,880
491	SEACOR Holdings, Inc.	24,260
493	SEACOR Marine Holdings, Inc.*	11,157
1,583	Select Energy Services, Inc.*	18,743
6,258	Superior Energy Services, Inc.*	60,953
7,361	Technipfmc plc	230,031
4,086	TETRA Technologies, Inc.*	18,428
14,584	Transocean, Ltd.*^	203,446
4,546	U.S. Silica Holdings, Inc.^	85,601
2,800	Unit Corp.*^	72,968
31,453	Weatherford International plc*^	85,238

		4,306,805

Entertainment (1.4%):
5,134	Activision Blizzard, Inc.	427,097
3,433	AMC Entertainment Holdings, Inc., Class A	70,377
7,978	Cinemark Holdings, Inc.^	320,716
4,365	Electronic Arts, Inc.*	525,939
1,834	Eros International plc*	22,100
2,858	Imax Corp.*	73,737
247	Liberty Braves Group, Class A*	6,738
527	Liberty Braves Group, Class C*	14,361
619	Liberty Media Group, Class A*^	22,024
1,318	Liberty Media Group, Class C*	49,016
1,773	Lions Gate Entertainment Corp., Class A	43,243
2,411	Lions Gate Entertainment Corp., Class B	56,176
5,662	Live Nation, Inc.*^	308,409
540	Madison Square Garden Co. (The), Class A*	170,273
977	Marcus Corp.	41,083
2,282	Netflix, Inc.*	853,765
1,419	Reading International, Inc., Class A*	22,420
294	Rosetta Stone, Inc.*	5,848
1,231	Take-Two Interactive Software, Inc.*	169,866
23,830	Twenty-First Century Fox, Inc.	1,104,044
8,290	Twenty-First Century Fox, Inc., Class B	379,848
442	Viacom, Inc., Class A	16,155
12,859	Viacom, Inc., Class B	434,120
22,297	Walt Disney Co. (The)	2,607,410
1,692	World Wrestling Entertainment, Inc., Class A^	163,667
31,714	Zynga, Inc.*	127,173

		8,035,605

Equity Real Estate Investment Trusts (0.0%):
4,047	Alexander & Baldwin, Inc.	91,826

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
2,828	CorePoint Lodging, Inc.	$55,005

		146,831

Food & Staples Retailing (1.5%):
2,460	Casey’s General Stores, Inc.^	317,611
1,143	Chefs’ Warehouse, Inc.*^	41,548
7,460	Costco Wholesale Corp.	1,752,204
1,267	Ingles Markets, Inc., Class A^	43,395
21,624	Kroger Co. (The)	629,474
1,720	Natural Grocers by Vitamin Cottage, Inc.*^	29,051
1,409	Performance Food Group Co.*	46,920
1,384	PriceSmart, Inc.	112,035
37,281	Rite Aid Corp.*	47,720
71	Smart & Final Stores, Inc.*^	405
1,100	SpartanNash Co.	22,066
5,794	Sprouts Farmers Market, Inc.*^	158,814
2,287	SUPERVALU, Inc.*	73,687
10,507	Sysco Corp.	769,637
1,610	The Andersons, Inc.^	60,617
3,347	United Natural Foods, Inc.*	100,243
3,790	US Foods Holding Corp.*	116,808
738	Village Super Market, Inc., Class A^	20,074
10,994	Walgreens Boots Alliance, Inc.	801,462
29,166	Wal-Mart Stores, Inc.	2,738,978
2,107	Weis Markets, Inc.^	91,444

		7,974,193

Food Products (1.2%):
5,425	Archer-Daniels-Midland Co.	272,715
3,898	B&G Foods, Inc.^	107,000
2,204	Bunge, Ltd.	151,437
808	Calavo Growers, Inc.	78,053
1,799	Cal-Maine Foods, Inc.^	86,892
5,711	Campbell Soup Co.	209,194
5,964	Conagra Brands, Inc.	202,597
4,717	Darling International, Inc.*	91,132
5,447	Dean Foods Co.^	38,674
1,004	Farmer Brothers Co.*^	26,506
7,961	Flowers Foods, Inc.^	148,552
2,396	Fresh Del Monte Produce, Inc.	81,200
12,311	General Mills, Inc.	528,387
3,802	Hain Celestial Group, Inc.*	103,110
3,160	Hershey Co. (The)	322,320
6,832	Hormel Foods Corp.^	269,181
3,555	Hostess Brands, Inc.*^	39,354
3,197	Ingredion, Inc.	335,557
576	J & J Snack Foods Corp.	86,913
3,414	JM Smucker Co. (The)^	350,311
300	John B Sanfilippo And Son, Inc.	21,414
5,585	Kellogg Co.	391,062
5,414	Kraft Heinz Co. (The)	298,366
3,086	Lamb Weston Holdings, Inc.	205,528
1,462	Lancaster Colony Corp.	218,145
1,028	Landec Corp.*	14,803
2,458	McCormick & Co.^	323,842
389	McCormick & Co., Inc.^	51,154
11,410	Mondelez International, Inc., Class A	490,173
4,222	Pilgrim’s Pride Corp.*^	76,376
2,125	Pinnacle Foods, Inc.	137,721
3,793	Post Holdings, Inc.*^	371,866
1,626	Sanderson Farms, Inc.^	168,080
29	Seaboard Corp.^	107,591
677	Seneca Foods Corp., Class A*^	22,815
2,167	Simply Good Foods Co. (The)*	42,148
1,789	Tootsie Roll Industries, Inc.^	52,328
3,024	TreeHouse Foods, Inc.*	144,698

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
6,728	Tyson Foods, Inc., Class A	$400,517

		7,067,712

Gas Utilities (0.3%):
1,751	Atmos Energy Corp.	164,436
900	Chesapeake Utilities Corp.	75,510
3,236	National Fuel Gas Co.^	181,410
3,660	New Jersey Resources Corp.^	168,726
1,071	Northwest Natural Gas Co.	71,650
2,227	ONE Gas, Inc.	183,238
232	RGC Resources, Inc.	6,197
2,958	South Jersey Industries, Inc.^	104,329
2,550	Southwest Gas Corp.	201,527
2,233	Spire, Inc.	164,237
3,695	UGI Corp.	204,998

		1,526,258

Health Care Equipment & Supplies (2.1%):
11,299	Abbott Laboratories	828,894
886	ABIOMED, Inc.*	398,479
2,269	Accuray, Inc.*	10,211
1,170	Align Technology, Inc.*	457,727
2,726	AngioDynamics, Inc.*	59,263
115	Atrion Corp.	79,902
1,897	Avanos Medical, Inc.*	129,945
4,834	Baxter International, Inc.	372,653
1,987	Becton, Dickinson & Co.	518,607
7,099	Boston Scientific Corp.*	273,312
2,008	Cantel Medical Corp.	184,856
1,289	CONMED Corp.	102,115
841	Cooper Cos., Inc. (The)^	233,083
1,619	CryoLife, Inc.*	56,989
4,428	Danaher Corp.	481,146
2,748	Dentsply Sirona, Inc.	103,710
693	Dexcom, Inc.*	99,127
2,985	Edwards Lifesciences Corp.*	519,689
1,966	Globus Medical, Inc., Class A*	111,590
2,246	Haemonetics Corp.*	257,347
392	Heska Corp.*	44,418
1,867	Hill-Rom Holdings, Inc.	176,245
8,684	Hologic, Inc.*	355,870
508	ICU Medical, Inc.*	143,637
1,958	IDEXX Laboratories, Inc.*	488,834
433	Inogen, Inc.*	105,704
1,457	Integer Holdings Corp.*	120,858
1,042	Integra LifeSciences Holdings Corp.*^	68,637
962	Intuitive Surgical, Inc.*	552,188
2,327	Invacare Corp.	33,858
1,705	Lantheus Holdings, Inc.*	25,490
809	LeMaitre Vascular, Inc.^	31,341
1,168	LivaNova plc*	144,797
2,417	Masimo Corp.*	301,013
9,563	Medtronic plc	940,711
3,164	Meridian Bioscience, Inc.	47,144
1,466	Merit Medical Systems, Inc.*^	90,086
952	Natus Medical, Inc.*^	33,939
804	Neogen Corp.*^	57,510
1,986	NuVasive, Inc.*	140,966
481	Nuvectra Corp.*	10,572
2,205	OraSure Technologies, Inc.*	34,067
1,074	Orthofix Medical, Inc.*	62,088
700	Quidel Corp.*	45,619
2,926	ResMed, Inc.	337,485
3,310	RTI Surgical, Inc.*	14,895
624	SeaSpine Holdings Corp.*	9,709

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,207	STERIS plc	$138,081
4,559	Stryker Corp.	810,042
750	Teleflex, Inc.	199,568
227	Utah Medical Products, Inc.	21,383
1,484	Varex Imaging Corp.*^	42,531
2,117	Varian Medical Systems, Inc.*	236,956
1,157	West Pharmaceutical Services, Inc.	142,855
1,714	Zimmer Holdings, Inc.	225,340

		11,513,082

Health Care Providers & Services (3.4%):
4,796	Acadia Healthcare Co., Inc.*^	168,819
1,958	Aceto Corp.	4,425
634	Addus HomeCare Corp.*	44,475
3,648	Aetna, Inc.	739,997
801	Amedisys, Inc.*	100,093
1,839	AmerisourceBergen Corp.	169,593
2,711	AMN Healthcare Services, Inc.*^	148,292
3,391	Anthem, Inc.	929,304
9,264	Brookdale Senior Living, Inc.*^	91,065
7,103	Cardinal Health, Inc.	383,562
2,823	Centene Corp.*	408,714
785	Chemed Corp.	250,870
4,091	Cigna Corp.	851,951
1,442	Civitas Solutions, Inc.*	21,270
7,171	Community Health Systems, Inc.*^	24,812
1,253	CorVel Corp.*	75,493
1,177	Cross Country Healthcare, Inc.*	10,275
20,872	CVS Health Corp.	1,643,044
5,046	DaVita, Inc.*	361,445
4,148	Diplomat Pharmacy, Inc.*^	80,513
6,210	Encompass Health Corp.	484,070
3,058	Ensign Group, Inc. (The)	115,959
3,015	Envision Healthcare Corp.*	137,876
15,898	Express Scripts Holding Co.*	1,510,469
784	Five Star Quality Care, Inc.*	674
2,639	Hanger Orthopedic Group, Inc.*	54,970
4,541	HCA Healthcare, Inc.	631,744
1,272	HealthEquity, Inc.*^	120,090
3,972	Henry Schein, Inc.*^	337,739
1,947	Humana, Inc.	659,098
2,629	InfuSystems Holdings, Inc.*	8,544
3,021	Laboratory Corp. of America Holdings*	524,687
925	LHC Group, Inc.*	95,266
3,038	LifePoint Hospitals, Inc.*	195,647
1,471	Magellan Health Services, Inc.*	105,986
4,579	McKesson Corp.	607,404
3,346	MEDNAX, Inc.*	156,124
1,107	Molina Healthcare, Inc.*^	164,611
1,075	National Healthcare Corp.	81,023
1,219	National Research Corp.	47,053
4,172	Owens & Minor, Inc.^	68,921
4,695	Patterson Cos., Inc.^	114,793
2,269	Premier, Inc., Class A*	103,875
835	Providence Service Corp.*	56,179
4,641	Quest Diagnostics, Inc.	500,810
2,518	RadNet, Inc.*	37,896
9,791	Select Medical Holdings Corp.*	180,154
2,133	Surgery Partners, Inc.*	35,195
3,992	Tenet Healthcare Corp.*^	113,612
2,040	Tivity Health, Inc.*^	65,586
1,240	Triple-S Management Corp., Class B*	23,424
937	U.S. Physical Therapy, Inc.^	111,128
13,942	UnitedHealth Group, Inc.	3,709,129

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
4,318	Universal Health Services, Inc., Class B	$552,013
969	WellCare Health Plans, Inc.*	310,555

		18,530,316

Health Care Technology (0.2%):
6,601	Allscripts Healthcare Solutions, Inc.*	94,064
1,052	athenahealth, Inc.*	140,547
4,643	Cerner Corp.*	299,055
339	Computer Programs & Systems, Inc.	9,102
4,037	Evolent Health, Inc., Class A*^	114,651
1,357	HealthStream, Inc.	42,081
4,954	HMS Holdings Corp.*	162,541
644	Medidata Solutions, Inc.*^	47,212
2,464	NextGen Healthcare, Inc.*	49,477
1,095	Omnicell, Inc.*	78,731
1,047	Simulations Plus, Inc.	21,149
1,142	Veeva Systems, Inc., Class A*	124,330

		1,182,940

Hotels, Restaurants & Leisure (2.4%):
10,056	Aramark Holdings Corp.	432,609
2,451	Bbx Capital Corp.	18,186
4,464	Belmond, Ltd., Class A*^	81,468
6	Biglari Holdings, Inc., Class A*	5,532
67	Biglari Holdings, Inc., Class B*	12,150
1,927	BJ’s Restaurants, Inc.^	139,129
3,939	Bloomin’ Brands, Inc.	77,953
541	Bojangles’, Inc.*^	8,494
2,887	Brinker International, Inc.	134,910
4,600	Caesars Entertainment Corp.*^	47,150
4,851	Carnival Corp., Class A^	309,348
2,943	Carrols Restaurant Group, Inc.*	42,968
1,723	Century Casinos, Inc.*	12,854
2,158	Cheesecake Factory, Inc. (The)^	115,539
140	Chipotle Mexican Grill, Inc.*	63,633
2,653	Choice Hotels International, Inc.^	220,995
194	Churchill Downs, Inc.	53,874
1,178	Chuy’s Holdings, Inc.*^	30,923
1,626	Cracker Barrel Old Country Store, Inc.	239,233
3,164	Darden Restaurants, Inc.	351,805
2,412	Dave & Buster’s Entertainment, Inc.^	159,723
1,574	Del Frisco’s Restaurant Group, Inc.*	13,064
2,144	del Taco Restaurants, Inc.*	25,321
4,156	Denny’s Corp.*	61,176
1,558	DineEquity, Inc.^	126,681
864	Domino’s Pizza, Inc.	254,707
3,886	Dunkin’ Brands Group, Inc.^	286,476
1,288	El Pollo Loco Holdings, Inc.*	16,164
1,112	Eldorado Resorts, Inc.*^	54,043
1,277	Fiesta Restaurant Group, Inc.*^	34,160
624	Habit Restaurants, Inc. (The), Class A*	9,953
2,724	Hilton Grand Vacations, Inc.*	90,164
3,243	Hilton Worldwide Holdings, Inc.	261,970
1,051	Hyatt Hotels Corp., Class A	83,649
6,233	International Game Technology plc^	123,102
1,202	Jack in the Box, Inc.	100,764
8,964	Las Vegas Sands Corp.	531,834
2,136	Luby’s, Inc.*	3,631
3,634	Marriott International, Inc., Class A	479,797
2,283	Marriott Vacations Worldwide Corp.	255,125
11,084	McDonald’s Corp.	1,854,241
24,340	MGM Resorts International	679,329
341	Nathans Famous, Inc.	28,098

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
5,162	Norwegian Cruise Line Holdings, Ltd.*	$296,454
1,596	Papa John’s International, Inc.^	81,843
1,798	Penn National Gaming, Inc.*	59,190
1,378	Pinnacle Entertainment, Inc.*	46,425
4,017	Planet Fitness, Inc.*	217,039
1,907	Playa Hotels & Resorts NV*	18,364
763	Potbelly Corp.*^	9,385
1,501	Red Lion Hotels Corp.*^	18,763
878	Red Robin Gourmet Burgers*^	35,252
1,400	Red Rock Resorts, Inc.	37,310
2,194	Royal Caribbean Cruises, Ltd.	285,088
2,527	Ruth’s Hospitality Group, Inc.	79,727
3,394	Scientific Games Corp., Class A*^	86,208
4,011	Six Flags Entertainment Corp.^	280,048
1,933	Sonic Corp.	83,776
2,826	Speedway Motorsports, Inc.	50,444
27,624	Starbucks Corp.	1,570,148
3,432	Texas Roadhouse, Inc.	237,803
1,604	Town Sports International Holdings, Inc.*	13,875
866	Vail Resorts, Inc.	237,648
13,365	Wendy’s Co. (The)	229,076
1,298	Wingstop, Inc.^	88,614
3,177	Wyndham Hotels & Resorts, Inc.	176,546
3,177	Wyndham Worldwide Corp.	137,755
2,056	Wynn Resorts, Ltd.	261,235
4,534	Yum! Brands, Inc.	412,186

		12,982,127

Household Durables (0.7%):
875	Av Homes, Inc.*	17,500
1,886	Beazer Homes USA, Inc.*	19,803
1,150	Century Communities, Inc.*	30,188
10,883	D.R. Horton, Inc.	459,044
1,137	Dixie Group, Inc. (The)*	1,819
1,910	Ethan Allen Interiors, Inc.^	39,633
431	Flexsteel Industries, Inc.	12,818
5,443	Garmin, Ltd.	381,282
2,761	GoPro, Inc., Class A*	19,879
2,219	Green Brick Partners, Inc.*	22,412
911	Helen of Troy, Ltd.*	119,250
500	Hooker Furniture Corp.	16,900
1,333	Installed Building Products, Inc.*^	51,987
931	iRobot Corp.*	102,336
4,827	KB Home^	115,414
3,931	La-Z-Boy, Inc.	124,220
4,024	Leggett & Platt, Inc.^	176,211
3,994	Lennar Corp., Class A	186,480
119	Lennar Corp., Class B	4,582
1,206	LGI Homes, Inc.*^	57,213
1,627	Libbey, Inc.^	14,236
1,017	Lifetime Brands, Inc.	11,085
3,335	M.D.C. Holdings, Inc.^	98,649
1,880	M/I Homes, Inc.*	44,988
3,168	Meritage Corp.*	126,403
1,006	Mohawk Industries, Inc.*	176,402
2,791	Newell Brands, Inc.^	56,657
150	NVR, Inc.*	370,620
9,250	PulteGroup, Inc.	229,123
5,496	Taylor Morrison Home Corp., Class A*	99,148
2,586	Tempur Sealy International, Inc.*^	136,799
2,183	Toll Brothers, Inc.	72,104
1,598	TopBuild Corp.*	90,798
7,853	TRI Pointe Homes, Inc.*^	97,377
2,153	Tupperware Brands Corp.^	72,018

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
718	Universal Electronics, Inc.*^	$28,253
3,485	Whirlpool Corp.	413,844
2,147	William Lyon Homes, Class A*	34,116
1,918	Zagg, Inc.*^	28,291

		4,159,882

Household Products (1.0%):
1,684	Central Garden & Pet Co., Class A*	55,808
6,367	Church & Dwight Co., Inc.	378,009
3,732	Clorox Co. (The)	561,330
11,563	Colgate-Palmolive Co.	774,143
2,293	Energizer Holdings, Inc.^	134,484
5,191	Kimberly-Clark Corp.	589,905
333	Oil-Dri Corp.	12,840
582	Orchids Paper Products Co.*	1,921
35,646	Procter & Gamble Co. (The)	2,966,816
1,973	Spectrum Brands Holdings, Inc.	147,423
698	WD-40 Co.	120,126

		5,742,805

Independent Power and Renewable Electricity Producers (0.2%):
15,393	AES Corp. (The)	215,502
5,810	Atlantic Power Corp.*	12,782
3,123	Atlantica Yield plc	64,271
1,323	Clearway Energy, Inc., Class A	25,190
2,753	Clearway Energy, Inc., Class C	52,995
6,120	NRG Energy, Inc.	228,888
2,758	Ormat Technologies, Inc.^	149,235
3,788	Pattern Energy Group, Inc.	75,268
7,499	Vistra Energy Corp.*	186,575

		1,010,706

Industrial Conglomerates (1.0%):
11,715	3M Co., Class C	2,468,468
1,602	Carlisle Cos., Inc.	195,124
53,601	General Electric Co.	605,155
12,593	Honeywell International, Inc.	2,095,475
1,736	Raven Industries, Inc.	79,422
876	Roper Industries, Inc.	259,480

		5,703,124

Insurance (2.8%):
12,674	Aflac, Inc.	596,566
333	Alleghany Corp.	217,292
4,705	Allstate Corp. (The)	464,384
4,095	AMBAC Financial Group, Inc.*(a)	83,620
3,511	American Equity Investment Life Holding Co.	124,149
1,597	American Financial Group, Inc.	177,219
9,027	American International Group, Inc.	480,597
409	American National Insurance Co.	52,880
1,307	Amerisafe, Inc.^	80,969
12,054	AmTrust Financial Services^	175,024
3,717	Aon plc	571,601
5,730	Arch Capital Group, Ltd.*	170,811
1,501	Argo Group International Holdings, Ltd.	94,638
5,479	Arthur J. Gallagher & Co.	407,857
2,735	Aspen Insurance Holdings, Ltd.	114,323
1,955	Assurant, Inc.	211,042
4,165	Assured Guaranty, Ltd.	175,888
535	Athene Holding, Ltd.*	27,638
2,351	Axis Capital Holdings, Ltd.	135,676
1,029	Brighthouse Financial, Inc.*	45,523
8,628	Brown & Brown, Inc.	255,130
4,915	Chubb, Ltd.	656,842
2,852	Cincinnati Financial Corp.	219,062

Shares		Fair Value
Common Stocks, continued
Insurance, continued
2,176	Citizens, Inc.*	$18,278
1,199	CNA Financial Corp.	54,734
2,354	Crawford & Co.	21,680
2,915	Crawford & Co., Class A	26,235
1,631	Donegal Group, Inc., Class A	23,177
1,100	eHealth, Inc.*	31,086
1,546	EMC Insurance Group, Inc.	38,217
1,993	Employers Holdings, Inc.	90,283
447	Enstar Group, Ltd.*^	93,200
1,364	Erie Indemnity Co., Class A	173,951
748	Everest Re Group, Ltd.	170,896
1,025	FBL Financial Group, Inc., Class A	77,131
1,054	FedNat Holding Co.	26,856
4,594	First American Financial Corp.	237,004
8,665	FNF Group	340,968
21,335	Genworth Financial, Inc., Class A*	88,967
695	Global Indemnity, Ltd.	26,202
2,383	Greenlight Capital Re, Ltd.*^	29,549
1,469	Hallmark Financial Services, Inc.*	16,159
1,690	Hanover Insurance Group, Inc. (The)	208,495
6,118	Hartford Financial Services Group, Inc. (The)	305,655
397	HCI Group, Inc.^	17,369
387	Heritage Insurance Holdings, Inc.^	5,735
2,388	Horace Mann Educators Corp.	107,221
1,317	Independence Holding Co.	47,280
153	Investors Title Co.	25,689
1,436	James River Group Holdings	61,202
2,876	Kemper Corp.	231,374
3,599	Lincoln National Corp.	243,508
5,372	Loews Corp.	269,836
5,556	Maiden Holdings, Ltd.	15,835
301	Markel Corp.*	357,735
9,423	Marsh & McLennan Cos., Inc.	779,472
2,503	Mercury General Corp.	125,550
8,570	MetLife, Inc.	400,390
4,959	National General Holdings Corp.	133,100
262	National Western Life Group, Inc., Class A	83,630
1,307	Navigators Group, Inc.	90,314
9,717	Old Republic International Corp.	217,466
3,086	Primerica, Inc.	372,017
9,299	Principal Financial Group, Inc.	544,828
3,011	ProAssurance Corp.	141,366
5,652	Progressive Corp. (The)	401,518
4,383	Prudential Financial, Inc.	444,086
1,023	Reinsurance Group of America, Inc.	147,885
1,433	RenaissanceRe Holdings, Ltd.	191,419
1,252	RLI Corp.^	98,382
854	Safety Insurance Group, Inc.	76,518
2,398	Selective Insurance Group, Inc.	152,273
2,664	State Auto Financial Corp.	81,359
1,761	Stewart Information Services Corp.	79,263
3,912	Third Point Reinsurance, Ltd.*	50,856
1,767	Tiptree Financial, Inc., Class A^	11,574
1,775	Torchmark Corp.	153,875
6,065	Travelers Cos., Inc. (The)	786,692
1,438	United Fire Group, Inc.	73,007
1,616	United Insurance Holdings Co.	36,166
3,169	Universal Insurance Holdings, Inc.	153,855
3,102	UnumProvident Corp.	121,195
2,928	W.R. Berkley Corp.	234,035
140	White Mountains Insurance Group, Ltd.	131,022
911	Willis Towers Watson plc	128,396

		15,461,747

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Interactive Media & Services (2.3%):
2,621	Alphabet, Inc., Class A*	$3,163,757
2,779	Alphabet, Inc., Class C*	3,316,653
3,783	Cars.com, Inc.*^	104,449
2,881	DHI Group, Inc.*	6,050
32,114	Facebook, Inc., Class A*	5,281,469
583	IAC/InterActiveCorp.*	126,348
5,384	Liberty TripAdvisor Holdings, Inc., Class A*	79,952
1,146	Match Group, Inc.*^	66,365
2,297	The Meet Group, Inc. (The)*^	11,370
1,344	Travelzoo, Inc.*	15,926
2,514	TripAdvisor, Inc.*^	128,390
1,732	Truecar, Inc.*	24,421
4,951	Twitter, Inc.*	140,905
1,311	XO Group, Inc.*	45,203
2,068	Yelp, Inc.*	101,746
664	Zedge, Inc., Class B*	1,321
1,125	Zillow Group, Inc., Class A*^	49,725
1,598	Zillow Group, Inc., Class C*^	70,712

		12,734,762

Internet & Direct Marketing Retail (3.1%):
2,093	1-800 Flowers.com, Inc., Class A*	24,697
6,857	Amazon.com, Inc.*	13,734,570
824	Booking Holdings, Inc.*	1,634,815
14,947	eBay, Inc.*	493,550
1,658	Expedia, Inc.	216,336
185	FTD Cos., Inc.*	487
4,200	Groupon, Inc.*^	15,834
1,546	GrubHub, Inc.*	214,307
1,546	Leaf Group, Ltd.*	15,460
2,098	Liberty Expedia Holdings, Class A*	98,690
1,736	Liquidity Services, Inc.*	11,024
1,637	Nutri/System, Inc.^	60,651
820	Overstock.com, Inc.*^	22,714
1,164	PetMed Express, Inc.^	38,424
5,133	Qurate Retail, Inc.*	114,004
1,959	Shutterfly, Inc.*	129,079
981	Shutterstock, Inc.^	53,543
585	Stamps.com, Inc.*^	132,327
500	Wayfair, Inc., Class A*^	73,835

		17,084,347

IT Services (4.9%):
12,605	Accenture plc, Class C	2,145,371
3,417	Acxiom Corp.*	168,834
3,546	Akamai Technologies, Inc.*	259,390
1,762	Alliance Data Systems Corp.	416,114
4,258	Amdocs, Ltd.	280,943
8,958	Automatic Data Processing, Inc.	1,349,612
3,092	Black Knight, Inc.*	160,629
6,581	Booz Allen Hamilton Holding Corp.	326,615
4,071	Broadridge Financial Solutions, Inc.	537,168
1,304	CACI International, Inc., Class A*	240,132
2,129	Cardtronics plc*	67,362
573	Cass Information Systems, Inc.^	37,314
5,920	Cognizant Technology Solutions Corp., Class A	456,728
6,347	Conduent, Inc.*	142,934
5,424	Convergys Corp.	128,766
4,094	CoreLogic, Inc.*	202,285
2,608	CSG Systems International, Inc.^	104,685
3,893	DXC Technology Co.	364,073
796	Epam Systems, Inc.*	109,609
2,653	Euronet Worldwide, Inc.*^	265,884

Shares		Fair Value
Common Stocks, continued
IT Services, continued
2,060	Evertec, Inc.	$49,646
1,620	Exlservice Holdings, Inc.*	107,244
4,243	Fidelity National Information Services, Inc.	462,784
2,023	First Data Corp., Class A*	49,503
8,057	Fiserv, Inc.*	663,736
1,827	FleetCor Technologies, Inc.*	416,264
609	Gartner, Inc.*^	96,527
6,266	Genpact, Ltd.	191,802
2,488	Global Payments, Inc.	316,971
1,451	GoDaddy, Inc., Class A*	120,999
2,548	GTT Communications, Inc.*^	110,583
1,357	Hackett Group, Inc. (The)	27,344
821	Internap Corp.*^	10,369
19,064	International Business Machines Corp.	2,882,667
2,142	Jack Henry & Associates, Inc.	342,891
3,495	Leidos Holdings, Inc.	241,714
2,160	Limelight Networks, Inc.*	10,843
649	Luxoft Holding, Inc.*^	30,730
1,640	ManTech International Corp., Class A	103,812
17,732	MasterCard, Inc., Class A	3,947,321
3,278	Maximus, Inc.	213,267
2,787	MoneyGram International, Inc.*	14,910
3,759	NIC, Inc.	55,633
6,919	Paychex, Inc.	509,584
9,832	PayPal Holdings, Inc.*	863,643
2,322	Perficient, Inc.*	61,881
1,985	Perspecta, Inc.	51,054
840	PFSweb, Inc.*	6,216
1,556	Presidio, Inc.	23,729
4,398	Sabre Corp.	114,700
1,901	Science Applications International Corp.	153,221
3,035	Servicesource International, Inc.*	8,650
3,966	Steel Connect, Inc.*	8,448
3,283	Sykes Enterprises, Inc.*	100,099
4,553	Syntel, Inc.*	186,582
5,211	Teradata Corp.*^	196,507
4,702	Total System Services, Inc.	464,275
5,685	Travelport Worldwide, Ltd.	95,906
2,975	TTEC Holdings, Inc.	77,053
3,021	Unisys Corp.*^	61,628
2,288	VeriSign, Inc.*	366,355
1,226	Virtusa Corp.*	65,848
30,260	Visa, Inc., Class A	4,541,722
4,619	Web.com Group, Inc.*	128,870
9,515	Western Union Co.^	181,356
1,662	WEX, Inc.*	333,663
2,321	Worldpay, Inc., Class A*	235,048

		27,068,046

Leisure Products (0.2%):
2,332	Acushnet Holdings Corp.	63,967
3,582	American Outdoor Brands Corp.*	55,628
4,134	Brunswick Corp.	277,061
3,789	Callaway Golf Co.	92,035
658	Escalade, Inc.	8,455
3,448	Hasbro, Inc.^	362,454
503	Johnson Outdoors, Inc., Class A^	46,774
531	Malibu Boats, Inc.*	29,056
662	Marine Products Corp.	15,153
6,035	Mattel, Inc.*^	94,750
1,932	Nautilus Group, Inc.*^	26,951
2,101	Polaris Industries, Inc.^	212,096

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Leisure Products, continued
2,859	Vista Outdoor, Inc.*	$51,148

		1,335,528

Life Sciences Tools & Services (0.8%):
2,828	Agilent Technologies, Inc.	199,487
325	Bio-Rad Laboratories, Inc., Class A*	101,722
1,154	Bio-Techne Corp.	235,543
7,817	Bruker Corp.	261,479
2,131	Cambrex Corp.*^	145,760
3,244	Charles River Laboratories International, Inc.*	436,448
1,979	Harvard Bioscience, Inc.	10,390
1,139	Illumina, Inc.*	418,081
1,497	IQVIA Holdings, Inc.*	194,221
2,457	Luminex Corp.	74,472
568	Medpace Holdings, Inc.*	34,029
828	Mettler-Toledo International, Inc.*	504,235
1,400	Neogenomics, Inc.*^	21,490
1,490	PerkinElmer, Inc.	144,932
1,655	PRA Health Sciences, Inc.*^	182,364
2,622	Syneos Health, Inc.*	135,164
3,969	Thermo Fisher Scientific, Inc.	968,754
1,749	Waters Corp.*	340,495

		4,409,066

Machinery (2.8%):
2,898	Actuant Corp., Class A^	80,854
3,733	AGCO Corp.	226,929
652	Alamo Group, Inc.	59,730
737	Albany International Corp., Class A	58,592
6,349	Allison Transmission Holdings, Inc.	330,211
1,577	Altra Industrial Motion Corp.	65,130
1,107	American Railcar Industries^	51,033
1,445	ARC Group Worldwide, Inc.*^	2,384
981	Astec Industries, Inc.	49,452
2,702	Barnes Group, Inc.	191,923
911	Blue Bird Corp.*	22,320
2,517	Briggs & Stratton Corp.	48,402
10,638	Caterpillar, Inc.	1,622,188
2,289	Chart Industries, Inc.*^	179,297
1,284	CIRCOR International, Inc.^	60,990
4,064	Colfax Corp.*^	146,548
1,526	Columbus McKinnon Corp.	60,338
2,706	Commercial Vehicle Group, Inc.*	24,787
1,945	Crane Co.	191,291
2,432	Cummins, Inc.	355,242
5,524	Deere & Co.	830,422
3,424	Donaldson Co., Inc.	199,482
1,324	Douglas Dynamics, Inc.	58,124
5,031	Dover Corp.	445,394
1,120	EnPro Industries, Inc.	81,682
1,435	ESCO Technologies, Inc.	97,652
2,459	Federal Signal Corp.	65,852
3,108	Flowserve Corp.^	169,977
4,043	Fortive Corp.	340,421
2,760	Franklin Electric Co., Inc.	130,410
694	FreightCar America, Inc.*^	11,153
889	Gencor Industries, Inc.*	10,712
1,203	Global Brass & Copper Holdings, Inc.	44,391
1,617	Gorman-Rupp Co. (The)	59,021
4,423	Graco, Inc.	204,962
1,612	Greenbrier Cos, Inc.^	96,881
4,803	Harsco Corp.*	137,126
3,220	Hillenbrand, Inc.	168,406
490	Hurco Cos, Inc.	22,099

Shares		Fair Value
Common Stocks, continued
Machinery, continued
896	Hyster-Yale Materials Handling, Inc., Class A	$55,131
1,615	IDEX Corp.	243,316
6,126	Illinois Tool Works, Inc.	864,500
4,692	Ingersoll-Rand plc	479,991
4,926	ITT, Inc.	301,767
1,662	John Bean Technologies Corp.^	198,277
598	Kadant, Inc.	64,494
4,352	Kennametal, Inc.	189,573
787	L.B. Foster Co., Class A*	16,173
1,806	Lincoln Electric Holdings, Inc.	168,753
539	Lindsay Corp.^	54,029
774	Lydall, Inc.*	33,359
1,213	Manitex International, Inc.*	12,773
2,529	Manitowoc Co., Inc. (The)*^	60,671
5,860	Meritor, Inc.*	113,450
1,601	Middleby Corp. (The)*^	207,089
2,648	Milacron Holdings Corp.*	53,622
3,785	Mueller Industries, Inc.	109,689
7,183	Mueller Water Products, Inc., Class A	82,676
4,067	Navistar International Corp.*	156,580
1,258	NN, Inc.	19,625
1,555	Nordson Corp.	215,990
158	Omega Flex, Inc.^	11,243
3,290	OshKosh Corp.	234,380
6,612	PACCAR, Inc.	450,872
2,022	Parker Hannifin Corp.	371,906
1,058	Park-Ohio Holdings Corp.	40,574
5,836	Pentair plc	252,991
976	Proto Labs, Inc.*^	157,868
660	RBC Bearings, Inc.*	99,238
1,886	REV Group, Inc.^	29,610
5,156	Rexnord Corp.*	158,805
2,202	Snap-On, Inc.^	404,287
612	Spartan Motors, Inc.	9,027
1,542	SPX Corp.*	51,364
1,744	SPX FLOW, Inc.*	90,688
775	Standex International Corp.	80,794
1,547	Stanley Black & Decker, Inc.	226,543
1,370	Sun Hydraulics Corp.^	75,049
321	Tennant Co.^	24,380
3,523	Terex Corp.^	140,603
3,355	Timken Co.	167,247
3,046	Titan International, Inc.	22,601
3,651	Toro Co.	218,950
2,913	TriMas Corp.*	88,555
5,158	Trinity Industries, Inc.	188,989
4,006	Wabash National Corp.^	73,029
1,380	WABCO Holdings, Inc.*	162,757
1,503	Wabtec Corp.	157,635
1,415	Watts Water Technologies, Inc., Class A	117,445
6,694	Welbilt, Inc.*^	139,771
2,272	Woodward, Inc.	183,714
935	Xerium Technologies, Inc.*^	12,585
4,252	Xylem, Inc.^	339,607

		15,486,443

Marine (0.1%):
1,680	Eagle Bulk Shipping, Inc.*	9,442
1,300	Genco Shipping & Trading, Ltd.*	18,200
2,348	Kirby Corp.*^	193,123
3,233	Matson, Inc.	128,156

		348,921

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media (1.6%):
1,468	A.H. Belo Corp., Class A	$6,753
2,029	AMC Networks, Inc., Class A*^	134,604
270	Cable One, Inc.^	238,575
182	CBS Corp., Class A	10,565
7,322	CBS Corp., Class B	420,649
2,930	Charter Communications, Inc., Class A*	954,827
1,661	Clear Channel Outdoor Holdings, Inc., Class A	9,883
91,451	Comcast Corp., Class A	3,238,279
1,364	comScore, Inc.*	24,866
5,271	Discovery Communications, Inc., Class A*	168,672
9,189	Discovery Communications, Inc., Class C*	271,811
4,242	DISH Network Corp., Class A*	151,694
4,131	E.W. Scripps Co. (The), Class A^	68,162
1,364	Emerald Expositions Events, Inc.	22,479
2,819	Entercom Communications Corp.	22,270
4,792	Entravision Communications Corp., Class A	23,481
6,638	Gannett Co., Inc.^	66,446
4,760	GCI Liberty, Inc., Class A*	242,760
4,886	Gray Television, Inc.*	85,505
472	Harte-Hanks, Inc.*	3,365
13,729	Interpublic Group of Cos., Inc. (The)	313,982
3,028	John Wiley & Sons, Inc., Class A	183,497
192	John Wiley & Sons, Inc., Class B	11,779
563	Liberty Broadband Corp., Class A*	47,478
2,655	Liberty Broadband Corp., Class C*	223,817
1,489	Liberty Latin America, Ltd.*^	31,031
2,477	Liberty SiriusXM Group, Class A*	107,601
5,273	Liberty SiriusXM Group, Class C*	229,112
2,502	Marchex, Inc., Class B	6,956
1,649	Meredith Corp.	84,181
3,759	MSG Networks, Inc., Class A*^	96,982
3,726	National CineMedia, Inc.	39,458
2,511	New Media Investment Group, Inc.	39,398
3,530	New York Times Co. (The), Class A^	81,720
7,481	News Corp., Class A	98,674
2,563	News Corp., Class B^	34,857
2,981	Nexstar Broadcasting Group, Inc., Class A^	242,653
6,406	Omnicom Group, Inc.^	435,736
1,853	Scholastic Corp.	86,517
5,191	Sinclair Broadcast Group, Inc., Class A	147,165
24,685	Sirius XM Holdings, Inc.^	156,009
1,895	TechTarget*^	36,801
11,352	Tegna, Inc.^	135,770
933	Tronc, Inc.*	15,236

		9,052,056

Metals & Mining (0.7%):
16,272	AK Steel Holding Corp.*^	79,733
5,563	Alcoa Corp.*	224,745
4,528	Allegheny Technologies, Inc.*^	133,802
799	Ampco-Pittsburgh Corp.*	4,714
2,296	Carpenter Technology Corp.	135,349
4,968	Century Aluminum Co.*	59,467
10,120	Cleveland-Cliffs, Inc.*^	128,119
7,302	Coeur d’Alene Mines Corp.*^	38,920
6,147	Commercial Metals Co.	126,136
1,902	Compass Minerals International, Inc.^	127,814
7,323	Ferroglobe plc	59,829

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
33,112	Freeport-McMoRan Copper & Gold, Inc.	$460,920
2,945	Gold Resource Corp.	15,137
943	Haynes International, Inc.	33,477
23,972	Hecla Mining Co.	66,882
151	Kaiser Aluminum Corp.^	16,468
1,359	Materion Corp.	82,220
12,309	McEwen Mining, Inc.	23,879
7,907	Newmont Mining Corp.	238,791
5,554	Nucor Corp.	352,402
700	Olympic Steel, Inc.	14,609
2,353	Reliance Steel & Aluminum Co.	200,687
2,119	Royal Gold, Inc.	163,290
1,500	Ryerson Holding Corp.*^	16,950
1,365	Schnitzer Steel Industries, Inc., Class A	36,923
1,772	Southern Copper Corp.^	76,444
11,019	Steel Dynamics, Inc.	497,950
3,673	SunCoke Energy, Inc.*	42,680
701	Synalloy Corp.	16,018
2,052	TimkenSteel Corp.*^	30,513
7,131	United States Steel Corp.	217,353
548	Universal Stainless & Alloy Products, Inc.	13,979
2,898	Worthington Industries, Inc.	125,657

		3,861,857

Multiline Retail (0.7%):
3,725	Big Lots, Inc.^	155,668
1,948	Dillard’s, Inc., Class A^	148,710
5,093	Dollar General Corp.	556,665
4,239	Dollar Tree, Inc.*	345,690
18,758	J.C. Penney Co., Inc.*^	31,138
9,977	Kohl’s Corp.^	743,785
15,105	Macy’s, Inc.	524,597
4,797	Nordstrom, Inc.^	286,909
2,557	Ollie’s Bargain Outlet Holdings, Inc.*^	245,728
11,357	Target Corp.	1,001,801

		4,040,691

Multi-Utilities (0.8%):
5,044	Ameren Corp.	318,882
2,841	Avista Corp.	143,641
1,784	Black Hills Corp.^	103,633
9,831	CenterPoint Energy, Inc.	271,827
6,283	CMS Energy Corp.	307,867
3,650	Consolidated Edison, Inc.	278,094
9,528	Dominion Energy, Inc.	669,627
3,156	DTE Energy Co.	344,413
7,317	MDU Resources Group, Inc.	187,974
6,403	NiSource, Inc.	159,563
2,365	NorthWestern Corp.	138,731
5,413	Public Service Enterprise Group, Inc.	285,752
3,103	SCANA Corp.	120,676
2,131	Sempra Energy	242,401
844	Unitil Corp.	42,960
4,645	Vectren Corp.	332,071
4,178	WEC Energy Group, Inc.	278,923

		4,227,035

Oil, Gas & Consumable Fuels (4.3%):
332	Adams Resources & Energy, Inc.	14,097
3,984	Anadarko Petroleum Corp.	268,561
4,819	Andeavor	739,717
6,052	Antero Resources Corp.*	107,181
5,073	Apache Corp.^	241,830
1,256	Arch Coal, Inc.^	112,286

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,149	Bonanza Creek Energy, Inc.*	$34,217
2,352	Cabot Oil & Gas Corp.	52,967
10,066	Callon Petroleum Co.*^	120,691
4,654	Carrizo Oil & Gas, Inc.*^	117,281
6,243	Centennial Resources Development*^	136,410
5,373	Cheniere Energy, Inc.*	373,370
16,835	Chesapeake Energy Corp.*	75,589
20,054	Chevron Corp.	2,452,202
671	Cimarex Energy Co.	62,363
7,534	Clean Energy Fuel Corp.*	19,588
3,508	Cloud Peak Energy, Inc.*^	8,068
6,619	CNX Resources Corp.*	94,718
2,429	Concho Resources, Inc.*	371,030
12,395	ConocoPhillips Co.	959,373
1,244	CONSOL Energy, Inc.*	50,768
1,423	Contango Oil & Gas Co.*^	8,794
1,170	Continental Resources, Inc.*	79,888
2,823	CVR Energy, Inc.	113,541
5,134	Delek US Holdings, Inc.	217,836
23,516	Denbury Resources, Inc.*^	145,799
7,602	Devon Energy Corp.	303,624
8,860	DHT Holdings, Inc.	41,642
1,527	Diamondback Energy, Inc.^	206,435
107	Dorian LPG, Ltd.*^	853
15,555	Eclipse Resources Corp.*	18,510
3,486	Energen Corp.*	300,389
5,391	Enlink Midstream LLC^	88,682
4,981	EOG Resources, Inc.	635,426
8,400	EP Energy Corp., Class A*	19,656
3,515	EQT Corp.	155,468
5,493	Extraction Oil & Gas, Inc.*	62,016
54,022	Exxon Mobil Corp.	4,592,949
4,505	Gaslog, Ltd.^	88,974
2,514	Green Plains Renewable Energy, Inc.	43,241
8,600	Gulfport Energy Corp.*^	89,526
5,897	Halcon Resources Corp.*^	26,360
2,222	Hallador Energy Co.	13,821
4,124	Hess Corp.	295,196
5,738	HighPoint Resources Corp.*	28,001
8,952	HollyFrontier Corp.	625,745
23,597	Kinder Morgan, Inc.	418,375
17,233	Kosmos Energy LLC*^	161,128
12,195	Laredo Petroleum Holdings, Inc.*^	99,633
14,759	Marathon Oil Corp.	343,590
9,921	Marathon Petroleum Corp.	793,382
6,316	Matador Resources Co.*^	208,744
6,993	Murphy Oil Corp.^	233,147
6,701	Newfield Exploration Co.*	193,190
7,953	Noble Energy, Inc.^	248,054
11,184	Oasis Petroleum, Inc.*^	158,589
9,961	Occidental Petroleum Corp.	818,495
3,504	ONEOK, Inc.	237,536
2,263	Pacific Ethanol, Inc.*	4,300
1,401	Panhandle Oil & Gas, Inc., Class A	25,848
1,717	PAR Pacific Holdings, Inc.*	35,027
5,375	Parsley Energy, Inc., Class A*	157,219
6,440	PBF Energy, Inc., Class A	321,420
3,182	PDC Energy, Inc.*	155,791
4,173	Peabody Energy Corp.	148,726
2,898	Phillips 66	326,663
1,227	Pioneer Natural Resources Co.	213,731
6	PrimeEnergy Corp.*	446
11,578	QEP Resources, Inc.*	131,063

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
4,715	Range Resources Corp.^	$80,108
3,344	Renewable Energy Group, Inc.*^	96,307
374	REX American Resources Corp.*	28,256
1,820	Ring Energy, Inc.*^	18,036
11,997	Scorpio Tankers, Inc.^	24,114
3,967	SemGroup Corp., Class A^	87,472
5,342	Ship Finance International^	74,254
4,897	SM Energy Co.^	154,402
11,084	Southwestern Energy Co.*^	56,639
10,321	SRC Energy, Inc.*	91,754
2,144	Talos Energy, Inc.*	70,366
2,765	Targa Resources Corp.	155,697
6,407	Teekay Shipping Corp.^	43,183
3,637	Ultra Petroleum Corp.*	4,073
7,754	Valero Energy Corp.	882,018
6,207	Whiting Petroleum Corp.*^	329,219
2,629	Wildhorse Resource Development Corp.*^	62,150
3,976	Williams Cos., Inc. (The)	108,107
2,914	World Fuel Services Corp.	80,660
13,673	WPX Energy, Inc.*	275,101

		22,770,692

Paper & Forest Products (0.2%):
2,511	Boise Cascade Co.^	92,405
1,659	Clearwater Paper Corp.*	49,272
3,283	Domtar Corp.	171,274
9,067	KapStone Paper & Packaging Corp.	307,462
7,047	Louisiana-Pacific Corp.	186,675
5,575	Mercer International, Inc.	93,660
782	Neenah Paper, Inc.	67,487
700	P.H. Glatfelter Co.	13,377
5,870	Resolute Forest Products*	76,017
1,197	Schweitzer-Mauduit International, Inc.	45,857
1,093	Verso Corp.*	36,801

		1,140,287

Personal Products (0.4%):
22,998	Avon Products, Inc.*	50,596
9,981	Coty, Inc., Class A^	125,361
2,453	Edgewell Personal Care Co.*	113,402
4,081	Estee Lauder Co., Inc. (The), Class A	593,051
5,910	Herbalife, Ltd.*	322,391
1,355	Inter Parfums, Inc.	87,330
923	Medifast, Inc.	204,491
1,236	Natures Sunshine Products, Inc.*	10,815
3,177	Nu Skin Enterprises, Inc., Class A	261,848
2,385	Revlon, Inc.*^	53,186
340	United-Guardian, Inc.	5,491
1,364	Usana Health Sciences, Inc.*	164,430

		1,992,392

Pharmaceuticals (3.3%):
4,368	Akorn, Inc.*	56,697
3,430	Allergan plc	653,346
2,984	Amneal Pharmaceuticals, Inc.*^	66,215
2,003	Amphastar Pharmaceuticals, Inc.*^	38,538
400	ANI Pharmaceuticals, Inc.*	22,616
12,668	Bristol-Myers Squibb Co.	786,429
6,427	Catalent, Inc.*	292,750
4,376	Corcept Therapeutics, Inc.*^	61,352
1,468	Cumberland Pharmaceuticals, Inc.*	8,382
1,045	Dermira, Inc.*	11,391
13,932	Eli Lilly & Co.	1,495,043
8,827	Endo International plc*	148,559
5,527	Horizon Pharma plc*	108,219

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
849	Innoviva, Inc.*^	$12,939
2,219	Intra-Cellular Therapies, Inc.*	48,152
1,011	Jazz Pharmaceuticals plc*	169,979
40,821	Johnson & Johnson Co.	5,640,237
2,281	Lannett Co., Inc.*^	10,835
42	Lipocine, Inc.*	58
3,682	Mallinckrodt plc*	107,919
38,394	Merck & Co., Inc.	2,723,670
3,426	Mylan NV*	125,392
1,317	Otonomy, Inc.*	3,622
728	Perrigo Co. plc^	51,542
101,121	Pfizer, Inc.	4,456,402
793	Phibro Animal Health Corp., Class A	34,020
1,949	Prestige Brands Holdings, Inc.*^	73,848
1,789	Supernus Pharmaceuticals, Inc.*^	90,076
923	Taro Pharmaceutical Industries, Ltd.*	90,731
9,791	Zoetis, Inc.	896,464
817	Zogenix, Inc.*	40,523

		18,325,946

Professional Services (0.8%):
3,098	ASGN, Inc.*	244,525
494	Barrett Business Services, Inc.	32,989
3,154	CBIZ, Inc.*	74,750
304	CoStar Group, Inc.*	127,935
456	CRA International, Inc.	22,900
1,775	Dun & Bradstreet Corp.	252,955
3,281	Equifax, Inc.	428,400
2,728	Exponent, Inc.	146,221
825	Forrester Research, Inc.	37,868
2,551	FTI Consulting, Inc.*	186,708
1,205	Heidrick & Struggles International, Inc.	40,789
466	Hill International, Inc.*	1,911
1,763	Huron Consulting Group, Inc.*	87,092
1,472	ICF International, Inc.	111,062
3,095	InnerWorkings, Inc.*^	24,512
1,948	Insperity, Inc.	229,767
2,223	Kelly Services, Inc., Class A	53,419
2,263	Kforce, Inc.	85,089
2,258	Korn/Ferry International	111,184
3,573	ManpowerGroup, Inc.	307,135
3,651	Navigant Consulting, Inc.	84,192
7,090	Nielsen Holdings plc	196,109
401	Reis, Inc.	9,223
2,125	Resources Connection, Inc.	35,275
3,340	Robert Half International, Inc.	235,069
2,853	TransUnion	209,924
2,994	TriNet Group, Inc.*	168,622
2,213	Trueblue, Inc.*	57,649
4,020	Verisk Analytics, Inc.*	484,611
840	Volt Information Sciences, Inc.*	3,234
1,028	Wageworks, Inc.*	43,947
633	Willdan Group, Inc.*^	21,497

		4,156,563

Real Estate Management & Development (0.3%):
400	Altisource Portfolio Solutions*	12,892
10,433	CBRE Group, Inc., Class A*	460,095
339	Consolidated-Tomoka Land Co.^	21,113
279	Forestar Group, Inc.*^	5,915
232	FRP Holdings, Inc.*	14,407
318	Griffin Industrial Realty, Inc.	12,402
2,632	HFF, Inc., Class A	111,807
1,280	Howard Hughes Corp. (The)*	159,002
1,295	Jones Lang LaSalle, Inc.	186,894

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
5,360	Kennedy-Wilson Holdings, Inc.	$115,240
2,112	Marcus & Millichap, Inc.*	73,308
997	Rafael Holdings, Inc., Class B*	8,375
988	RE/MAX Holdings, Inc., Class A	43,818
7,526	Realogy Holdings Corp.^	155,337
1,447	Tejon Ranch Co.*	31,414
1,038	The RMR Group, Inc., Class A^	96,326
3,157	The St. Joe Co.*^	53,038

		1,561,383

Road & Rail (1.3%):
566	AMERCO, Inc.^	201,864
1,475	ArcBest Corp.	71,611
3,967	Avis Budget Group, Inc.*	127,499
1,699	Covenant Transportation Group, Inc., Class A*	49,373
13,194	CSX Corp.	977,016
1,672	Genesee & Wyoming, Inc., Class A*	152,135
4,879	Heartland Express, Inc.^	96,263
4,231	Hertz Global Holdings, Inc.*	69,092
3,215	J.B. Hunt Transport Services, Inc.	382,392
3,063	Kansas City Southern	346,977
3,490	Knight-Swift Transportation Holdings, Inc.^	120,335
2,480	Landstar System, Inc.	302,560
2,223	Marten Transport, Ltd.	46,794
6,083	Norfolk Southern Corp.	1,097,982
2,720	Old Dominion Freight Line, Inc.	438,627
2,916	Roadrunner Transportation System, Inc.*	2,438
3,706	Ryder System, Inc.	270,797
1,912	Saia, Inc.*	146,172
13,121	Union Pacific Corp.	2,136,493
2,010	Universal Truckload Services, Inc.	73,968
1,023	USA Truck, Inc.*^	20,695
4,896	Werner Enterprises, Inc.^	173,074
1,829	YRC Worldwide, Inc.*^	16,424

		7,320,581

Semiconductors & Semiconductor Equipment (3.5%):
2,441	Advanced Energy Industries, Inc.*	126,078
10,055	Advanced Micro Devices, Inc.*^	310,599
2,031	Alpha & Omega Semiconductor, Ltd.*	23,621
866	Ambarella, Inc.*^	33,497
17,158	Amkor Technology, Inc.*	126,798
2,339	Analog Devices, Inc.	216,264
16,074	Applied Materials, Inc.	621,260
1,615	Axcelis Technologies, Inc.*	31,735
1,701	AXT, Inc.*^	12,162
2,165	Broadcom, Inc.	534,170
3,367	Brooks Automation, Inc.^	117,946
849	Cabot Microelectronics Corp.	87,591
437	CEVA, Inc.*	12,564
3,276	Cirrus Logic, Inc.*^	126,454
3,350	Cree, Inc.*^	126,865
9,588	Cypress Semiconductor Corp.^	138,930
3,151	Diodes, Inc.*	104,897
7,419	Entegris, Inc.	214,780
3,383	First Solar, Inc.*	163,805
3,971	FormFactor, Inc.*	54,601
1,314	GSI Technology, Inc.*	9,067
975	Inphi Corp.*^	37,031
3,317	Integrated Device Technology, Inc.*	155,932
94,998	Intel Corp.	4,492,454

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
4,648	KLA-Tencor Corp.	$472,748
2,537	Kulicke & Soffa Industries, Inc.	60,482
2,529	Lam Research Corp.	383,649
4,922	Lattice Semiconductor Corp.*	39,376
740	MA-COM Technology Solutions Holdings, Inc.*^	15,244
11,227	Marvell Technology Group, Ltd.	216,681
5,668	Maxim Integrated Products, Inc.	319,619
1,345	MaxLinear, Inc., Class A*	26,739
3,257	Microchip Technology, Inc.^	257,010
35,937	Micron Technology, Inc.*	1,625,431
2,866	MKS Instruments, Inc.	229,710
793	Monolithic Power Systems, Inc.	99,545
1,348	Nanometrics, Inc.*	50,577
1,500	Neophotonics Corp.*	12,450
150	NVE Corp.	15,882
9,799	NVIDIA Corp.	2,753,714
14,154	ON Semiconductor Corp.*	260,858
1,438	PDF Solutions, Inc.*^	12,985
5,010	Photronics, Inc.*	49,349
1,260	Power Integrations, Inc.^	79,632
1,918	Qorvo, Inc.*	147,475
6,173	QUALCOMM, Inc.^	444,641
4,000	Rambus, Inc.*	43,640
1,554	Rudolph Technologies, Inc.*	37,995
2,464	Semtech Corp.*	136,998
867	Silicon Laboratories, Inc.*	79,591
5,510	Skyworks Solutions, Inc.	499,812
5,527	Sunpower Corp.*^	40,347
1,589	Synaptics, Inc.*^	72,490
4,497	Teradyne, Inc.^	166,299
19,651	Texas Instruments, Inc.	2,108,355
1,678	Ultra Clean Holdings, Inc.*	21,059
782	Universal Display Corp.^	92,198
3,598	Veeco Instruments, Inc.*^	36,880
4,855	Versum Materials, Inc.	174,829
3,038	Xcerra Corp.*	43,352
5,209	Xilinx, Inc.	417,606
1,673	Xperi Corp.	24,844

		19,449,193

Software (4.5%):
3,116	ACI Worldwide, Inc.*	87,684
5,352	Adobe Systems, Inc.*	1,444,772
1,009	American Software, Inc., Class A	12,239
988	ANSYS, Inc.*	184,440
3,599	Aspen Technology, Inc.*	409,962
1,764	Autodesk, Inc.*	275,378
2,272	Aware, Inc.*	8,179
1,769	Blackbaud, Inc.^	179,518
794	Bottomline Technologies, Inc.*	57,732
13,271	CA, Inc.	585,915
6,502	Cadence Design Systems, Inc.*	294,671
2,961	CDK Global, Inc.	185,240
4,211	Citrix Systems, Inc.*	468,095
505	CommVault Systems, Inc.*	35,350
5,712	Dell Technologies, Inc., Class V*	554,749
946	Ebix, Inc.	74,876
699	Ellie Mae, Inc.*^	66,244
990	Envestnet, Inc.*^	60,341
1,083	Evolving Systems, Inc.*	2,545
1,055	Fair Isaac Corp.*	241,120
1,784	FireEye, Inc.*	30,328
1,444	Fortinet, Inc.*	133,238
977	Globant SA*	57,633

Shares		Fair Value
Common Stocks, continued
Software, continued
628	Guidewire Software, Inc.*	$63,434
5,148	Intuit, Inc.	1,170,655
2,946	j2 Global, Inc.^	244,076
1,431	LogMeIn, Inc.	127,502
2,898	Manhattan Associates, Inc.*^	158,231
112,405	Microsoft Corp.	12,855,759
430	MicroStrategy, Inc., Class A*	60,467
1,803	Monotype Imaging Holdings, Inc.	36,421
8,426	Nuance Communications, Inc.*	145,938
1,722	OneSpan, Inc.*	32,804
27,377	Oracle Corp.	1,411,558
2,127	Paycom Software, Inc.*^	330,557
963	Pegasystems, Inc.	60,284
2,433	Progress Software Corp.	85,861
393	PTC, Inc.*	41,733
1,224	Qualys, Inc.*^	109,058
752	Qumu Corp.*	2,030
2,745	RealNetworks, Inc.*	8,070
1,867	RealPage, Inc.*^	123,035
3,102	Red Hat, Inc.*	422,741
737	Rubicon Project, Inc.*	2,653
2,640	Salesforce.com, Inc.*	419,839
2,393	SeaChange International, Inc.*	4,283
574	ServiceNow, Inc.*	112,292
967	Splunk, Inc.*	116,920
4,018	SS&C Technologies Holdings, Inc.	228,343
2,577	Symantec Corp.	54,839
2,279	Synchronoss Technologies, Inc.*^	15,041
1,545	Synopsys, Inc.*	152,352
766	Tableau Software, Inc., Class A*	85,593
3,390	Telaria, Inc.*	12,848
7,428	TiVo Corp.	92,479
547	Tyler Technologies, Inc.*	134,048
200	Ultimate Software Group, Inc. (The)*	64,438
2,230	Verint Systems, Inc.*	111,723
742	VMware, Inc., Class A*	115,797
494	Workday, Inc., Class A*	72,114

		24,736,065

Specialty Retail (3.5%):
3,417	Aaron’s, Inc.	186,090
4,015	Abercrombie & Fitch Co., Class A^	84,797
2,444	Advance Auto Parts, Inc.	411,399
13,744	American Eagle Outfitters, Inc.	341,264
492	America’s Car Mart, Inc.*	38,474
1,809	Asbury Automotive Group, Inc.*^	124,369
9,258	Ascena Retail Group, Inc.*	42,309
2,292	At Home Group, Inc.*	72,267
5,934	AutoNation, Inc.*^	246,558
600	AutoZone, Inc.*	465,420
3,164	Barnes & Noble Education, Inc.*	18,225
5,007	Barnes & Noble, Inc.	29,041
9,785	Bed Bath & Beyond, Inc.^	146,775
5,789	Best Buy Co., Inc.	459,415
1,657	Big 5 Sporting Goods Corp.	8,451
1,519	Boot Barn Holdings, Inc.*^	43,155
583	Build-A-Bear Workshop, Inc.*	5,276
1,808	Burlington Stores, Inc.*	294,559
1,772	Caleres, Inc.	63,544
6,188	CarMax, Inc.*^	462,058
1,987	Cato Corp., Class A^	41,767
7,822	Chico’s FAS, Inc.^	67,817
988	Children’s Place Retail Stores, Inc. (The)	126,266
881	Citi Trends, Inc.	25,346
1,097	Destination Maternity Corp.*	5,112
2,864	Destination XL Group, Inc.*	7,160

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
4,900	Dick’s Sporting Goods, Inc.	$173,852
3,425	DSW, Inc., Class A^	116,039
6,313	Express, Inc.*^	69,822
2,499	Five Below, Inc.*	325,020
6,511	Foot Locker, Inc.^	331,931
2,397	Francesca’s Holdings Corp.*^	8,893
3,938	GameStop Corp., Class A	60,133
16,270	Gap, Inc. (The)^	469,390
1,571	Genesco, Inc.*^	73,994
1,200	Group 1 Automotive, Inc.^	77,880
4,368	Guess?, Inc.	98,717
1,166	Haverty Furniture Cos., Inc.^	25,769
1,874	Hibbett Sports, Inc.*^	35,231
22,699	Home Depot, Inc. (The)	4,702,097
1,036	Kirkland’s, Inc.*^	10,453
4,361	L Brands, Inc.	132,138
1,518	Lithia Motors, Inc., Class A^	123,960
16,503	Lowe’s Cos., Inc.	1,894,874
1,427	MarineMax, Inc.*^	30,324
7,372	Michaels Cos., Inc. (The)*^	119,648
1,920	Monro Muffler Brake, Inc.^	133,632
2,552	Murphy U.S.A., Inc.*^	218,094
4,842	New York & Co.*	18,690
25,092	Office Depot, Inc.	80,545
1,773	O’Reilly Automotive, Inc.*	615,798
5,666	Party City Holdco, Inc.*^	76,774
3,939	Penske Automotive Group, Inc.^	186,669
170	Pier 1 Imports, Inc.	255
900	Rent-A-Center, Inc.*	12,942
1,042	Restoration Hardware, Inc.*^	136,512
7,685	Ross Stores, Inc.	761,584
5,608	Sally Beauty Holdings, Inc.*^	103,131
600	Shoe Carnival, Inc.^	23,100
3,863	Signet Jewelers, Ltd.^	254,688
2,056	Sleep Number Corp.*^	75,620
3,293	Sonic Automotive, Inc., Class A^	63,720
1,606	Sportsman’s Warehouse Holdings, Inc.*	9,395
289	Tandy Leather Factory, Inc.*	2,124
2,860	The Tile Shop Holdings, Inc.^	20,449
3,992	Tiffany & Co.	514,848
854	Tilly’s, Inc.	16,183
13,871	TJX Cos., Inc. (The)	1,553,829
3,647	Tractor Supply Co.	331,439
1,946	Ulta Salon, Cosmetics & Fragrance, Inc.*	549,006
8,221	Urban Outfitters, Inc.*	336,239
1,993	Vitamin Shoppe, Inc.*	19,930
5,095	Williams-Sonoma, Inc.^	334,843
285	Winmark Corp.	47,310
2,204	Zumiez, Inc.*	58,075

		19,252,503

Technology Hardware, Storage & Peripherals (4.1%):
86,321	Apple, Inc.	19,486,102
728	Astro-Med, Inc.	15,725
2,354	Avid Technology, Inc.*^	13,959
2,472	Cray, Inc.*^	53,148
2,278	Diebold, Inc.^	10,251
1,956	Eastman Kodak Co.*^	6,064
2,044	Electronics for Imaging, Inc.*^	69,660
13,649	Hewlett Packard Enterprise Co.	222,615
22,329	HP, Inc.	575,418
7,166	NCR Corp.*^	203,586
9,540	NetApp, Inc.	819,391

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
8,455	Seagate Technology plc	$400,344
2,522	Stratasys, Ltd.*	58,283
2,313	Super Micro Computer, Inc.*^	47,671
6,156	Western Digital Corp.	360,372
7,974	Xerox Corp.	215,139

		22,557,728

Textiles, Apparel & Luxury Goods (1.2%):
2,618	Carter’s, Inc.	258,135
1,828	Columbia Sportswear Co.	170,132
4,393	Crocs, Inc.*^	93,527
810	Culp, Inc.	19,602
1,758	Deckers Outdoor Corp.*	208,464
3,440	Fossil Group, Inc.*^	80,083
2,480	G-III Apparel Group, Ltd.*^	119,511
11,489	Hanesbrands, Inc.^	211,742
3,598	Lululemon Athletica, Inc.*	584,640
5,725	Michael Kors Holdings, Ltd.*	392,506
20,970	Nike, Inc., Class C	1,776,577
1,259	Oxford Industries, Inc.^	113,562
600	Perry Ellis International, Inc.*	16,398
1,151	PVH Corp.	166,204
1,477	Ralph Lauren Corp.	203,161
570	Rocky Brands, Inc.	16,131
3,577	Sequential Brands Group, Inc.*	5,974
7,159	Skechers U.S.A., Inc., Class A*	199,951
1,791	Steven Madden, Ltd.	94,744
700	Superior Uniform Group, Inc.	13,314
8,939	Tapestry, Inc.	449,364
3,746	Under Armour, Inc., Class C*^	72,897
1,027	Unifi, Inc.*	29,095
802	Vera Bradley, Inc.*	12,239
5,997	VF Corp.	560,420
3,237	Wolverine World Wide, Inc.	126,405

		5,994,778

Thrifts & Mortgage Finance (0.5%):
4,484	Axos Financial, Inc.*^	154,204
1,591	BankFinancial Corp.	25,361
4,285	Beneficial Bancorp, Inc.	72,417
311	BSB Bancorp, Inc.*^	10,139
7,721	Capitol Federal Financial, Inc.	98,366
2,791	Dime Community Bancshares	49,819
855	ESSA Bancorp, Inc.	13,902
4,321	Essent Group, Ltd.*	191,204
403	Federal Agricultural Mortgage Corp.	29,089
408	First Capital, Inc.^	15,639
1,544	First Defiance Financial Corp.	46,490
2,646	Flagstar Bancorp, Inc.*	83,270
8	Greene County Bancorp, Inc.	257
155	Hingham Institution for Savings	34,071
1,670	HomeStreet, Inc.*	44,255
687	HopFed Bancorp, Inc.	12,023
413	IF Bancorp, Inc.	9,520
966	Impac Mortgage Holdings, Inc.*	7,235
4,404	Kearny Financial Corp.	60,995
1,249	Kentucky First Federal Bancorp	9,992
750	Lake Shore Bancorp, Inc.	12,375
194	LendingTree, Inc.*^	44,639
3,570	Meridian Bancorp, Inc.	60,690
484	Meta Financial Group, Inc.	40,003
19,071	MGIC Investment Corp.*	253,834
7,598	New York Community Bancorp, Inc.^	78,791
3,378	NMI Holdings, Inc., Class A*	76,512
1,311	Northeast Community Bancorp, Inc.	16,715
2,984	Northfield Bancorp, Inc.	47,505

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
5,417	Northwest Bancshares, Inc.^	$93,822
3,167	Oceanfirst Financial Corp.^	86,206
503	Oconee Federal Financial Corp.	13,546
6,975	Ocwen Financial Corp.*	27,482
3,358	Oritani Financial Corp.	52,217
1,218	PennyMac Financial Services, Inc., Class A	25,456
3,040	PHH Corp.*	33,410
679	Provident Financial Holdings, Inc.	12,426
3,139	Provident Financial Services, Inc.	77,062
6,456	Radian Group, Inc.	133,445
420	Riverview Bancorp, Inc.	3,713
967	SI Financial Group, Inc.	13,538
561	Southern Missouri Bancorp, Inc.	20,908
733	Territorial Bancorp, Inc.	21,660
5,881	TFS Financial Corp.^	88,274
7,273	TrustCo Bank Corp.	61,821
3,669	United Financial Bancorp, Inc.	61,749
3,136	Washington Federal, Inc.^	100,352
2,036	Waterstone Financial, Inc.	34,917
2,381	Wawlker & Dunlop, Inc.	125,907
1,498	Western New England BanCorp, Inc.^	16,178
37,419	Wmih Corp.*	52,012
1,534	WSFS Financial Corp.	72,328

		2,827,741

Tobacco (0.8%):
39,359	Altria Group, Inc.	2,373,741
21,928	Philip Morris International, Inc.	1,788,009
1,284	Universal Corp.	83,460
8,070	Vector Group, Ltd.^	111,205

		4,356,415

Trading Companies & Distributors (0.7%):
6,679	Air Lease Corp.^	306,432
4,508	Aircastle, Ltd.	98,770
1,994	Applied Industrial Technologies, Inc.	156,031
2,840	Beacon Roofing Supply, Inc.*	102,780
3,157	BMC Stock Holdings, Inc.*	58,878
1,592	CAI International, Inc.*	36,409
644	DXP Enterprises, Inc.*	25,805
7,381	Fastenal Co.^	428,245
676	GATX Corp.^	58,535
2,334	Gms, Inc.*	54,149
2,000	H&E Equipment Services, Inc.	75,560
6,084	HD Supply Holdings, Inc.*	260,333
1,299	Herc Holdings, Inc.*	66,509
1,307	Huttig Building Products, Inc.*^	5,516
1,554	Kaman Corp., Class A^	103,776
3,474	MRC Global, Inc.*	65,207
2,233	MSC Industrial Direct Co., Inc., Class A	196,750
2,582	Nexeo Solutions, Inc.*^	31,630
4,627	NOW, Inc.*^	76,577
1,902	Rush Enterprises, Inc., Class A	74,768
651	Titan Machinery, Inc.*^	10,081
1,007	TransAct Technologies, Inc.*	23,010
3,334	Triton International, Ltd.	110,922
2,958	United Rentals, Inc.*	483,928
5,034	Univar, Inc.*	154,342
1,184	Veritiv Corp.*^	43,098
2,033	W.W. Grainger, Inc.^	726,614
902	Watsco, Inc.	160,646
84	Watsco, Inc., Class B	14,196

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
2,455	WESCO International, Inc.*	$150,860

		4,160,357

Transportation Infrastructure (0.0%):
2,859	Macquarie Infrastructure Corp.^	131,886

Water Utilities (0.2%):
1,727	American States Water Co.^	105,589
2,774	American Water Works Co., Inc.	244,028
5,012	Aqua America, Inc.^	184,943
491	Artesian Resources Corp.	18,059
2,491	California Water Service Group	106,864
665	Connecticut Water Service, Inc.	46,131
979	Middlesex Water Co.	47,403
669	Pure Cycle Corp.*	7,727
1,234	SJW Corp.	75,459
772	York Water Co. (The)	23,469

		859,672

Wireless Telecommunication Services (0.2%):
2,055	Boingo Wireless, Inc.*^	71,720
2,603	Shenandoah Telecommunications Co.	100,866
1,649	Spok Holdings, Inc.	25,395
15,850	Sprint Corp.*	103,659
4,354	Telephone & Data Systems, Inc.	132,492
7,271	T-Mobile US, Inc.*	510,278
1,695	United States Cellular Corp.*	75,902

		1,020,312

Total Common Stocks (Cost $409,128,568)		546,555,948

Rights (0.0%):
Chemicals (0.0%):
2,215	Schulman, Inc. CVR, Expires on 12/31/49*(a)(b)	4,231

Media (0.0%):
9,820	Media General, Inc. CVR, Expires on 12/31/49*(a)(b)	982

Total Rights (Cost $3,043)		5,213

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (9.2%):
$50,398,873	AZL DFA U.S. Core Equity Fund Securities Lending Collateral Account(c)	50,398,873

Total Securities Held as Collateral for Securities on Loan (Cost $50,398,873)		50,398,873

Unaffiliated Investment Company (0.3%):
1,512,139	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.91%(d)	1,512,139

Total Unaffiliated Investment Company (Cost $1,512,139)		1,512,139

Total Investment Securities (Cost $461,042,623) - 109.1%		598,472,173
Net other assets (liabilities) - (9.1)%		(50,030,377)

Net Assets - 100.0%		$548,441,796

Percentages indicated are based on net assets as of September 30, 2018.

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

ADR	-	American Depositary Receipt
CVR	-	Contingency Valued Rights

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2018. The total value of securities on loan as of September 30, 2018, was $49,268,964.
(a)

The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2018, these securities represent 0.02% of the net assets of the Fund.

(b)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2018. The total of all such securities represent 0.00% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2018.
(d)	The rate represents the effective yield at September 30, 2018.

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (99.7%):
Aerospace & Defense (1.8%):
1,397	AAR Corp.	$66,902
10,367	Aerojet Rocketdyne Holdings, Inc.*^	352,374
2,568	AeroVironment, Inc.*	288,053
1,402	Air Industries Group, Inc.*	1,949
5,128	Arotech Corp.*	17,435
2,615	Astronics Corp.*	113,753
4,266	Axon Enterprise, Inc.*^	291,922
685	CPI Aerostructures, Inc.*	5,720
3,061	Cubic Corp.	223,606
766	Ducommun, Inc.*	31,283
3,343	Engility Holdings, Inc.*	120,315
1,175	Esterline Technologies Corp.*	106,866
3,376	Innovative Solutions & Support, Inc.*	8,575
6,646	KLX, Inc.	417,236
11,071	Kratos Defense & Security Solutions, Inc.*^	163,629
4,348	Mercury Computer Systems, Inc.*^	240,531
4,347	Moog, Inc., Class A	373,712
947	National Presto Industries, Inc.	122,779
590	Sparton Corp.*	8,514
7,022	The KEYW Holding Corp.*^	60,811
6,548	Triumph Group, Inc.^	152,568
459	Vectrus, Inc.*	14,316
12,220	WESCO Aircraft Holdings, Inc.*^	137,475

		3,320,324

Air Freight & Logistics (0.5%):
492	Air T, Inc.*	16,187
7,991	Air Transport Services Group, Inc.*	171,567
1,862	Atlas Air Worldwide Holdings, Inc.*	118,703
3,555	Echo Global Logistics, Inc.*	110,027
4,353	Forward Air Corp.	312,110
5,582	Hub Group, Inc.*	254,539
5,212	Radiant Logistics, Inc.*	30,803

		1,013,936

Airlines (0.5%):
2,342	Allegiant Travel Co.^	296,966
7,320	Hawaiian Holdings, Inc.^	293,532
2,689	SkyWest, Inc.	158,382
4,325	Spirit Airlines, Inc.*^	203,145

		952,025

Auto Components (1.8%):
820	Adient plc	32,234
12,952	American Axle & Manufacturing Holdings, Inc.*^	225,883
7,311	Cooper Tire & Rubber Co.^	206,901
2,216	Cooper-Standard Holding, Inc.*	265,876
11,599	Dana Holding Corp.	216,553
4,979	Dorman Products, Inc.*^	382,984
4,852	Fox Factory Holding Corp.*^	339,882
5,653	Gentherm, Inc.*^	256,929
1,680	Horizon Global Corp.*	11,978
3,713	LCI Industries^	307,436
7,745	Modine Manufacturing Co.*	115,401
2,866	Motorcar Parts of America, Inc.*^	67,208
1,992	Shiloh Industries, Inc.*	21,912
3,444	Standard Motor Products, Inc.^	169,514
3,162	Stoneridge, Inc.*	93,975
733	Strattec Security Corp.	26,131
4,822	Tenneco, Inc.	203,199
3,420	Tower International, Inc.	103,455
3,073	Visteon Corp.*^	285,482
4,313	VOXX International Corp.*^	22,428

		3,355,361

Automobiles (0.1%):
4,607	Winnebago Industries, Inc.	152,722

Shares		Fair Value
Common Stocks, continued
Banks (11.9%):
1,584	1st Constitution Bancorp	$32,789
3,659	1st Source Corp.	192,537
2,359	Access National Corp.^	63,952
410	ACNB Corp.	15,252
551	Allegiance Bancshares, Inc.*	22,977
1,339	American National Bankshares, Inc.	52,221
346	American River Bankshares	5,301
4,156	Ameris Bancorp	189,929
1,649	Ames National Corp.	44,935
294	Anchor Bancorp, Inc.*	8,320
1,757	Arrow Financial Corp.^	65,016
3,322	Associated Banc-Corp.	86,372
794	Atlantic Capital Bancshares, Inc.*	13,300
13	Auburn National BanCorp.	498
5,894	Banc of California, Inc.^	111,397
4,614	BancFirst Corp.	276,609
810	Bancorp of New Jersey, Inc.	13,851
8,252	Bancorp, Inc. (The)*	79,137
11,527	BancorpSouth Bank^	376,932
2,653	Bank of Commerce Holdings	32,367
3,143	Bank of Hawaii Corp.^	248,014
1,095	Bank of Marin Bancorp	91,871
485	Bank of South Carolina Corp.	9,846
3,835	Banner Corp.	238,422
2,449	Bar Harbor Bankshares	70,335
595	BCB Bancorp, Inc.	8,241
4,723	Berkshire Hills Bancorp, Inc.^	192,226
1,025	Blue Hills BanCorp, Inc.	24,703
9,350	Boston Private Financial Holdings, Inc.^	127,628
2,206	Bridge Bancorp, Inc.	73,239
10,018	Brookline Bancorp, Inc.	167,301
2,266	Bryn Mawr Bank Corp.	106,275
227	C&F Financial Corp.	13,336
1,274	California First National Bancorp	21,276
2,359	Camden National Corp.	102,475
2,242	Capital City Bank Group, Inc.	52,328
1,218	Carolina Financial Corp.^	45,943
9,304	Cathay General Bancorp	385,557
10,318	Centerstate Banks, Inc.	289,420
5,261	Central Pacific Financial Corp.	139,048
1,141	Central Valley Community Bancorp	24,657
511	Century Bancorp, Inc.	36,920
1,518	Chemical Financial Corp.^	81,061
668	Chemung Financial Corp.	28,343
2,009	Citizens & Northern Corp.^	52,535
261	Citizens First Corp.	6,851
718	Citizens Holding Co.	16,873
2,264	City Holding Co.^	173,875
822	Civista Bancshares, Inc.	19,802
2,720	CNB Financial Corp.	78,499
5,330	CoBiz Financial, Inc.	118,006
78	Codorus Valley Bancorp, Inc.	2,437
56	Colony Bankcorp, Inc.	997
8,275	Columbia Banking System, Inc.	320,822
5,723	Community Bank System, Inc.^	349,503
3,296	Community Bankers Trust Corp.*	29,005
2,232	Community Trust Bancorp, Inc.	103,453
525	Community West Bancshares	6,300
4,062	ConnectOne Bancorp, Inc.^	96,473
4,048	Customers Bancorp, Inc.*	95,249
15,555	CVB Financial Corp.	347,187
130	DNB Financial Corp.	4,797
609	Eagle Bancorp Montana, Inc.	11,053
4,678	Eagle Bancorp, Inc.*	236,707
2,893	Enterprise Financial Services Corp.	153,474
300	Equity Bancshares, Inc.*	11,778

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
534	Evans Bancorp, Inc.	$25,071
2,394	F.N.B. Corp.	30,452
2,582	Farmers National Banc Corp.	39,505
242	Fauquier Bankshares, Inc.	6,125
819	FCB Financial Holdings, Inc.*	38,821
3,915	Fidelity Southern Corp.	97,014
2,609	Financial Institutions, Inc.	81,923
3,366	First Bancorp	136,357
28,440	First Bancorp*	258,804
2,165	First Bancorp, Inc.	62,720
965	First Bancshares, Inc. (The)	37,683
5,271	First Busey Corp.	163,665
940	First Business Financial Services, Inc.	21,789
3,144	First Commonwealth Financial Corp.	50,744
2,514	First Community Bankshares	85,174
2,274	First Connecticut Bancorp, Inc.	67,197
10,949	First Financial Bancorp	325,184
9,006	First Financial Bankshares, Inc.^	532,254
1,800	First Financial Corp.	90,360
1,717	First Financial Northwest, Inc.	28,451
2,578	First Foundation, Inc.*	40,268
1,564	First Hawaiian, Inc.	42,478
402	First Internet BanCorp	12,241
3,985	First Interstate BancSystem, Class A	178,528
5,491	First Merchants Corp.	247,040
320	First Mid-Illinois Bancshares, Inc.	12,906
11,327	First Midwest Bancorp, Inc.	301,185
3,897	First of Long Island Corp. (The)	84,760
28	First Savings Financial Group	1,912
234	First United Corp.	4,399
908	First US Bancshares, Inc.	9,852
3,766	Flushing Financial Corp.	91,890
601	Franklin Financial Network, Inc.*	23,499
19,583	Fulton Financial Corp.^	326,056
3,270	German American Bancorp, Inc.^	115,366
8,924	Glacier Bancorp, Inc.^	384,534
2,005	Great Southern Bancorp, Inc.	110,977
2,715	Great Western Bancorp, Inc.	114,546
1,393	Green BanCorp, Inc.	30,785
3,376	Guaranty Bancorp	100,267
782	Hancock Holding Co.	37,184
4,853	Hanmi Financial Corp.	120,840
846	Harborone BanCorp, Inc.*	16,176
40	Hawthorn Bancshares, Inc.	910
3,598	Heartland Financial USA, Inc.^	208,864
3,957	Heritage Financial Corp.^	139,089
5,806	Hertiage Commerce Corp.	86,626
15,083	Hilltop Holdings, Inc.	304,224
1,191	Home Bancshares, Inc.^	26,083
2,818	Hometrust Bancshares, Inc.*	82,145
14,852	Hope BanCorp, Inc.	240,157
4,456	Horizon Bancorp	88,006
508	IBERIABANK Corp.	41,326
3,081	Independent Bank Corp.	254,491
3,196	Independent Bank Group, Inc.	211,895
7,476	International Bancshares Corp.	336,419
6,091	Lakeland Bancorp, Inc.	109,943
3,599	Lakeland Financial Corp.^	167,282
782	Landmark Bancorp, Inc.	22,678
1,512	LCNB Corp.	28,199
4,935	LegacyTexas Financial Group, Inc.	210,231
1,000	Limestone Bancorp, Inc.*	15,500
5,225	Macatawa Bank Corp.	61,185
1,048	Mackinac Financial Corp.	16,978

Shares		Fair Value
Common Stocks, continued
Banks, continued
5,099	MB Financial, Inc.	$235,115
1,565	MBT Financial Corp.	17,685
2,659	Mercantile Bank Corp.	88,731
442	Midland States BanCorp, Inc.^	14,188
1,441	MidWestone Financial Group, Inc.	48,000
892	MutualFirst Financial, Inc.	32,870
4,074	National Bank Holdings Corp.	153,386
1,069	National Bankshares, Inc.	48,586
647	National Commerce Corp.*	26,721
4,939	NBT Bancorp, Inc.^	189,559
378	Nicolet Bankshares, Inc.*	20,605
1,136	Northeast Bancorp^	24,651
657	Northrim Bancorp, Inc.	27,298
609	Norwood Financial Corp.	23,848
7,468	OFG Bancorp	120,608
183	Ohio Valley Banc Corp.	6,707
2,587	Old Line Bancshares, Inc.	81,853
17,586	Old National Bancorp	339,409
1,004	Old Point Financial Corp.	30,020
3,314	Old Second Bancorp, Inc.	51,201
1,178	Opus Bank	32,277
1,398	Orrstown Financial Services, Inc.	33,272
1,718	Pacific Mercantile Bancorp*	16,063
4,430	Pacific Premier Bancorp, Inc.*	164,796
2,017	Park National Corp.^	212,915
1,488	Parke Bancorp, Inc.	33,406
2,884	Peapack-Gladstone Financial Corp.	89,087
968	Penns Woods Bancorp, Inc.	42,060
434	Peoples Bancorp of NC	12,517
3,066	Peoples Bancorp, Inc.	107,402
452	People’s Utah BanCorp^	15,345
773	Popular, Inc.	39,616
2,285	Preferred Bank Los Angeles^	133,673
1,193	Premier Financial Bancorp, Inc.	22,059
1,118	QCR Holdings, Inc.	45,670
5,547	Renasant Co.	228,592
2,499	Republic Bancorp, Inc., Class A	115,204
6,466	Republic First Bancorp, Inc.*	46,232
3,965	S & T Bancorp, Inc.^	171,922
320	Salisbury Bancorp, Inc.	13,440
4,027	Sandy Spring Bancorp, Inc.	158,301
552	SB Financial Group, Inc.	11,233
625	SB One BanCorp	15,750
4,737	Seacoast Banking Corp.*	138,320
1,252	Select Bancorp, Inc.*	15,525
3,209	ServisFirst Bancshares, Inc.^	125,632
2,325	Shore Bancshares, Inc.	41,432
2,333	Sierra Bancorp	67,424
10,700	Simmons First National Corp., Class A	315,115
4,213	South State Corp.	345,465
562	Southern First Bancshares, Inc.*	22,087
2,309	Southern National Bancorp	37,406
3,815	Southside Bancshares, Inc.^	132,762
88	Southwest Georgia Financial Corp.	2,024
4,328	State Bank Financial Corp.	130,619
14,724	Sterling Bancorp^	323,927
690	Stewardship Financial Corp.	7,314
3,509	Stock Yards Bancorp, Inc.^	127,377
682	Summit Financial Group, Inc.	15,829
1,203	Summit State Bank^	18,466
16,193	TCF Financial Corp.	385,554
535	Texas Capital Bancshares, Inc.*	44,218
2,166	Tompkins Financial Corp.	175,858
7,834	TowneBank^	241,679
3,566	TriCo Bancshares	137,719

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
4,406	Tristate Capital Holdings, Inc.*^	$121,606
598	Triumph BanCorp, Inc.*	22,844
7,744	Trustmark Corp.^	260,586
98	Two River Bancorp	1,699
3,397	UMB Financial Corp.	240,847
6,055	Union Bankshares Corp.^	233,299
249	Union Bankshares, Inc.	13,234
450	United Bancshares, Inc.	10,305
4,192	United Bankshares, Inc.^	152,379
3,612	United Community Banks, Inc.	100,739
916	United Security Bancshares	10,168
42	Unity Bancorp, Inc.	962
3,568	Univest Corp.	94,374
8,550	Valley National Bancorp^	96,188
1,164	Veritex Holdings, Inc.*	32,895
2,567	Washington Trust Bancorp	141,955
127	Wellesley Bank	4,267
6,318	WesBanco, Inc.	281,656
2,380	West Bancorp	55,930
3,781	Westamerica Bancorp^	227,465
460	Wintrust Financial Corp.	39,072

		22,073,141

Beverages (0.3%):
547	Boston Beer Co., Inc. (The), Class A*	157,263
1,011	Coca-Cola Bottling Co. Consolidated^	184,285
1,920	Craft Brewers Alliance, Inc.*	31,392
2,640	MGP Ingredients, Inc.^	208,507
1,846	Primo Water Corp.*	33,320
985	Willamette Valley Vineyards, Inc.*	7,791

		622,558

Biotechnology (1.4%):
838	Abeona Therapeutics, Inc.*	10,726
8,857	Achillion Pharmaceuticals, Inc.*	32,594
4,449	Acorda Therapeutics, Inc.*^	87,423
3,308	Adverum Biotechnologies, Inc.*^	20,013
1,905	Alder Biopharmaceuticals, Inc.*	31,718
1,397	AMAG Pharmaceuticals, Inc.*^	27,940
3,846	Aptevo Therapeutics, Inc.*	19,538
409	Atara Biotherapeutics, Inc.*	16,912
1,280	Biospecifics Technologies Corp.*	74,867
4,360	Calithera Biosciences, Inc.*	22,890
6,042	Celldex Theraputics, Inc.*	2,725
1,958	ChemoCentryx, Inc.*	24,749
4,691	Chimerix, Inc.*	18,248
1,046	Concert Pharmaceuticals, Inc.*	15,523
5,621	Emergent Biosolutions, Inc.*	370,030
2,302	Enanta Pharmaceuticals, Inc.*^	196,729
2,224	Five Prime Therapeutics, Inc.*^	30,958
589	Global Blood Therapeutics, Inc.*^	22,382
661	Glycomimetics Industries*^	9,518
3,792	Halozyme Therapeutics, Inc.*^	68,901
592	ImmuCell Corp.*	4,931
2,265	Karyopharm Therapeutics, Inc.*	38,573
2,769	Kindred Biosciences, Inc.*	38,628
742	Ligand Pharmaceuticals, Inc., Class B*^	203,672
1,612	Macrogenics, Inc.*	34,561
3,803	Mimedx Group, Inc.*^	23,503
1,720	Mirati Therapeutics, Inc.*	81,012
9,783	Myriad Genetics, Inc.*	450,018
19,735	OPKO Health, Inc.*^	68,283
19,091	PDL BioPharma, Inc.*^	50,209

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
1,429	Pfenex, Inc.*	$7,302
1,396	Prothena Corp. plc*	18,260
1,357	Recro Pharma, Inc.*^	9,648
858	Repligen Corp.*^	47,585
3,247	Retrophin, Inc.*^	93,286
846	Sierra Oncology, Inc.*	1,438
1,670	Spectrum Pharmaceuticals, Inc.*^	28,056
1,000	Syndax Pharmaceuticals, Inc.*	8,080
905	Syros Pharmaceuticals, Inc.*	10,779
7,380	Trevena, Inc.*	15,646
6,962	Verastem, Inc.*^	50,475
3,399	Zafgen, Inc.*	39,734

		2,428,063

Building Products (1.9%):
7,376	AAON, Inc.^	278,813
5,005	Advanced Drainage Systems, Inc.	154,655
2,533	American Woodmark Corp.*	198,714
4,114	Apogee Enterprises, Inc.^	169,990
3,226	Armstrong Flooring, Inc.*	58,391
6,018	Armstrong World Industries, Inc.*	418,853
14,981	Builders FirstSource, Inc.*	219,921
1,725	Continental Building Products, Inc.*	64,774
308	Continental Materials Corp.*	4,990
815	Csw Industrials, Inc.*	43,766
1,117	Gibraltar Industries, Inc.*^	50,935
2,794	Insteel Industries, Inc.	100,249
10,561	NCI Building Systems, Inc.*	159,999
3,771	Patrick Industries, Inc.*^	223,243
7,162	PGT, Inc.*	154,699
4,793	Quanex Building Products Corp.^	87,233
7,059	Simpson Manufacturing Co., Inc.	511,494
6,171	Trex Co., Inc.*	475,043
1,413	Universal Forest Products, Inc.	49,921

		3,425,683

Capital Markets (1.2%):
3,202	Artisan Partners Asset Management, Inc., Class A^	103,745
303	Associated Capital Group, Inc., Class A^	12,893
1,300	Blucora, Inc.*	52,325
5,851	BrightSphere Investment Group plc	72,552
6,803	Cohen & Steers, Inc.^	276,270
473	Diamond Hill Investment Group	78,229
2,638	Donnelley Financial Solutions, Inc.*	47,273
7,007	Federated Investors, Inc., Class B^	169,009
8,015	Gain Capital Holdings, Inc.	52,098
1,201	GAMCO Investors, Inc., Class A	28,127
3,795	Greenhill & Co., Inc.	99,998
260	Hamilton Lane, Inc.^	11,513
211	Hennessy Advisors, Inc.	2,922
1,116	Houlihan Lokey, Inc.	50,142
2,999	Interactive Brokers Group, Inc., Class A	165,875
2,101	INTL FCStone, Inc.*	101,520
1,911	Investment Technology Group, Inc.	41,392
31,437	Ladenburg Thalmann Financial Services, Inc.	84,880
685	Legg Mason, Inc.	21,393
2,775	Manning & Napier, Inc.	8,186
1,649	Moelis & Co., Class A	90,365
795	Morningstar, Inc.	100,091
1,741	Oppenheimer Holdings, Class A	55,016
284	Piper Jaffray Cos., Inc.	21,683
1,221	PJT Partners, Inc.^	63,919
2,624	Pzena Investment Management, Inc.	25,033

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
3,824	Safeguard Scientifics, Inc.*	$35,754
1,619	Silvercrest Asset Management Group, Inc., Class A	22,423
3,324	Stifel Financial Corp.	170,388
207	Value Line, Inc.	5,154
345	Virtus Investment Partners, Inc.^	39,244
1,478	Westwood Holdings, Inc.	76,472
18,068	WisdomTree Investments, Inc.	153,217

		2,339,101

Chemicals (2.7%):
1,064	Advanced Emmissions Solutions	12,725
3,852	AdvanSix, Inc.*	130,775
1,429	Agrofresh Solutions, Inc.*^	8,903
4,305	American Vanguard Corp.	77,490
4,463	Balchem Corp.	500,257
3,659	Cabot Corp.	229,492
1,192	Chase Corp.	143,219
1,403	Core Molding Technologies, Inc.	9,358
2,886	Ferro Corp.*	67,013
2,318	Flotek Industries, Inc.*	5,563
7,277	Futurefuel Corp.	134,916
3,321	GCP Applied Technologies, Inc.*	88,173
5,688	H.B. Fuller Co.	293,899
1,335	Hawkins, Inc.	55,336
796	Ingevity Corp.*	81,096
2,429	Innophos Holdings, Inc.	107,848
3,359	Innospec, Inc.	257,803
14,475	Intrepid Potash, Inc.*	51,965
2,103	KMG Chemicals, Inc.	158,903
638	Koppers Holdings, Inc.*	19,874
4,651	Kraton Performance Polymers, Inc.*	219,295
6,883	Kronos Worldwide, Inc.	111,849
4,373	LSB Industries, Inc.*^	42,768
5,078	Minerals Technologies, Inc.	343,273
893	Northern Technologies International Corp.	30,987
6,607	Omnova Solutions, Inc.*	65,079
18,384	Platform Speciality Products Corp.*	229,248
3,797	PolyOne Corp.	166,005
592	PQ Group Holdings, Inc.*	10,342
1,959	Quaker Chemical Corp.	396,129
5,893	Rayonier Advanced Materials, Inc.^	108,608
1,833	Sensient Technologies Corp.	140,243
2,991	Stepan Co.	260,247
3,421	Trecora Resources*^	47,894
1,788	Tredegar Corp.	38,710
2,135	Trinseo SA	167,171
10,917	Tronox, Ltd., Class A^	130,458

		4,942,914

Commercial Services & Supplies (3.6%):
6,854	ABM Industries, Inc.^	221,042
16,494	ACCO Brands Corp.	186,382
675	Acme United Corp.	14,364
462	Advanced Disposal Services, Inc.*	12,511
1,580	AMREP Corp.*	11,550
8,754	ARC Document Solutions, Inc.*	24,861
6,658	Brady Corp., Class A	291,288
4,155	Brink’s Co. (The)^	289,811
6,301	Casella Waste Systems, Inc.*	195,709
5,965	CECO Environmental Corp.*	47,004
2,582	Cimpress NV*	352,727
5,239	Civeo Corp.*	21,742
2,332	Clean Harbors, Inc.*	166,925
325	CompX International, Inc.	4,420

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
19,019	Covanta Holding Corp.^	$309,059
1,356	Deluxe Corp.	77,211
535	Ecology and Environment, Inc., Class A	7,142
1,100	Ennis, Inc.^	22,495
6,386	Essendant, Inc.	81,869
3,351	Healthcare Services Group, Inc.^	136,118
8,377	Herman Miller, Inc.	321,676
6,253	HNI Corp.	276,633
3,277	Hudson Technologies, Inc.*^	4,195
9,267	Interface, Inc.	216,384
5,879	Kimball International, Inc., Class B	98,473
7,373	Knoll, Inc.	172,897
1,430	LSC Communications, Inc.	15,816
4,706	Matthews International Corp., Class A	236,006
3,955	McGrath Rentcorp	215,429
5,478	Mobile Mini, Inc.	240,210
4,018	MSA Safety, Inc.	427,675
2,406	Multi-Color Corp.^	149,774
2,566	NL Industries, Inc.*	15,396
2,198	Perma-Fix Environmental Services, Inc.*	9,232
3,566	PICO Holdings, Inc.	44,753
4,293	Pitney Bowes, Inc.	30,394
5,379	Quad Graphics, Inc.^	112,098
1,787	RR Donnelley & Sons Co.^	9,650
3,757	SP Plus Corp.*	137,131
11,600	Steelcase, Inc., Class A	214,600
5,115	Team, Inc.*^	115,088
7,581	Tetra Tech, Inc.	517,781
1,723	UniFirst Corp.	299,199
3,362	US Ecology, Inc.	247,948
3,364	Virco Manufacturing Co.	16,315
1,477	Vse Corp.	48,933

		6,667,916

Communications Equipment (1.5%):
7,162	ADTRAN, Inc.	126,409
1,444	Applied Optoelectronics, Inc.*^	35,609
900	BK Technologies, Inc.	3,645
2,711	Black Box Corp.*	2,792
5,439	CalAmp Corp.*^	130,318
7,919	Calix, Inc.*	64,144
10,966	Ciena Corp.*	342,577
980	Clearfield, Inc.*	13,181
1,808	ClearOne, Inc.	3,978
316	Communications Systems, Inc.	885
2,902	Comtech Telecommunications Corp.	105,256
2,559	Digi International, Inc.*	34,419
6,028	EMCORE Corp.*^	28,633
1,369	Extreme Networks, Inc.*	7,502
13,656	Finisar Corp.*^	260,146
12,360	Harmonic, Inc.*^	67,980
6,890	Infinera Corp.*^	50,297
4,172	InterDigital, Inc.	333,759
3,225	KVH Industries, Inc.*	42,248
2,668	Lumentum Holdings, Inc.*	159,947
3,305	NETGEAR, Inc.*^	207,719
7,359	NetScout Systems, Inc.*	185,815
2,391	Network-1 Technologies, Inc.	6,456
4,083	Oclaro, Inc.*	36,502
131	Optical Cable Corp.*	799
4,065	Plantronics, Inc.	245,120
6,923	Ribbon Communications, Inc.*	47,284
886	ViaSat, Inc.*^	56,660

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
8,844	Viavi Solutions, Inc.*	$100,291
		2,700,371

Construction & Engineering (1.3%):
4,275	Ameresco, Inc., Class A*	58,354
1,970	Argan, Inc.	84,710
5,817	Comfort Systems USA, Inc.	328,079
4,203	Dycom Industries, Inc.*^	355,574
1,913	EMCOR Group, Inc.	143,685
5,422	Granite Construction, Inc.	247,785
2,621	Great Lakes Dredge & Dock Co.*^	16,250
1,979	IES Holdings, Inc.*^	38,591
19,282	KBR, Inc.	407,429
1,539	MasTec, Inc.*	68,716
2,719	MYR Group, Inc.*	88,748
1,479	Northwest Pipe Co.*^	29,210
1,180	NV5 Holdings, Inc.*^	102,306
5,203	Orion Marine Group, Inc.*	39,283
1,563	Primoris Services Corp.	38,794
3,151	Sterling Construction Co., Inc.*	45,122
4,317	The Goldfield Corp.*	18,347
1,290	Tutor Perini Corp.*^	24,252
2,416	Valmont Industries, Inc.	334,616

		2,469,851

Construction Materials (0.1%):
4,132	Summit Materials, Inc., Class A*^	75,120
2,142	U.S. Concrete, Inc.*^	98,210
720	U.S. Lime & Minerals, Inc.	56,844

		230,174

Consumer Finance (1.1%):
195	Asta Funding, Inc.	770
2,191	Atlanticus Holdings Corp.*	6,485
5,088	Consumer Portfolio Services, Inc.*	18,826
3,868	Encore Capital Group, Inc.*^	138,668
5,261	Enova International, Inc.*	151,517
8,075	EZCORP, Inc., Class A*^	86,403
5,468	Firstcash, Inc.	448,375
3,061	Green Dot Corp., Class A*	271,878
10,795	LendingClub Corp.*^	41,885
14,462	Navient Corp.	194,948
4,135	Nelnet, Inc., Class A	236,398
1,556	Nicholas Financial, Inc.*	18,376
5,326	PRA Group, Inc.*^	191,736
1,376	Regional Mgmt Corp.*	39,670
1,276	World Acceptance Corp.*^	145,923

		1,991,858

Containers & Packaging (0.4%):
3,300	Greif, Inc., Class A	177,077
1,290	Greif, Inc., Class B	74,369
5,009	Myers Industries, Inc.	116,459
5,954	Owens-Illinois, Inc.*	111,876
4,520	Silgan Holdings, Inc.	125,656
1,332	UFP Technologies, Inc.*	48,951

		654,388

Distributors (0.1%):
12	AMCON Distributing Co.	1,043
4,993	Core Markt Holdngs Co., Inc.	169,562
1,626	Educational Development Corp.	18,618
1,655	Weyco Group, Inc.	58,223

		247,446

Diversified Consumer Services (1.1%):
6,497	Adtalem Global Education, Inc.*	313,155
2,153	American Public Education, Inc.*	71,157
1,526	Ascent Capital Group, Inc.*	2,701
3,362	Bridgepoint Education, Inc.*	34,158

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services, continued
6,775	Cambium Learning Group, Inc.*	$80,216
8,806	Career Education Corp.*	131,474
2,338	Carriage Services, Inc.	50,384
1,667	Collectors Universe, Inc.	24,672
271	Graham Holdings Co., Class B	156,990
6,370	Houghton Mifflin Harcourt Co.*	44,590
5,615	K12, Inc.*	99,386
1,977	Laureate Education, Inc.*	30,525
2,183	Liberty Tax, Inc.	25,432
2,561	Regis Corp.*	52,321
6,837	Sotheby’s*^	336,311
2,395	Strategic Education, Inc.	328,187
5,156	Universal Technical Institute, Inc.*	13,715
2,086	Weight Watchers International, Inc.*	150,171

		1,945,545

Diversified Financial Services (0.0%):
718	Cannae Holdings, Inc.*	15,042
1,617	Marlin Business Services, Inc.	46,650
1,396	On Deck Capital, Inc.*	10,568

		72,260

Diversified Telecommunication Services (0.9%):
2,311	ATN International, Inc.^	170,737
8,538	Cincinnati Bell, Inc.*	136,181
6,360	Cogent Communications Group, Inc.	354,888
5,491	Consolidated Communications Holdings, Inc.	71,603
4,115	IDT Corp.	21,974
6,073	Intelsat S.A.*	182,190
13,452	Iridium Communications, Inc.*	302,670
8,713	Orbcomm, Inc.*^	94,623
13,169	Vonage Holdings Corp.*	186,473

		1,521,339

Electric Utilities (1.1%):
3,762	ALLETE, Inc.	282,188
5,690	El Paso Electric Co.	325,468
3,043	Genie Energy, Ltd., Class B	16,432
5,661	Hawaiian Electric Industries, Inc.	201,475
649	IDA Corp., Inc.	64,400
5,326	MGE Energy, Inc.	340,065
5,364	Otter Tail Power Co.	256,936
11,312	PNM Resources, Inc.	446,258
4,234	Portland General Electric Co.	193,113

		2,126,335

Electrical Equipment (0.9%):
1,259	Allied Motion Technologies, Inc.	68,527
634	Atkore International Group, Inc.*	16,820
2,918	AZZ, Inc.	147,359
14,588	Babcock & Wilcox Enterprises, Inc.*	15,026
2,210	Encore Wire Corp.	110,721
5,838	EnerSys	508,664
411	Espey Manufacturing & Electronics Corp.	12,283
2,200	Fuelcell Energy, Inc.*	2,354
3,351	Generac Holdings, Inc.*	189,030
4,534	LSI Industries, Inc.	20,856
53	Pioneer Power Solutions, Inc.*^	260
569	Powell Industries, Inc.	20,632
864	Preformed Line Products Co.	60,722
3,194	Regal-Beloit Corp.	263,345
75	Servotronics, Inc.	813
5,025	Thermon Group Holdings, Inc.*	129,545
3,104	Ultralife Corp.*	25,298

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
5,942	Vivint Solar, Inc.*	$30,898
		1,623,153

Electronic Equipment, Instruments & Components (2.9%):
2,011	ADDvantage Technologies Group, Inc.*	2,836
3,997	Anixter International, Inc.*	280,989
12,822	AVX Corp.	231,437
3,861	Badger Meter, Inc.^	204,440
254	Bel Fuse, Inc., Class A	5,367
1,595	Bel Fuse, Inc., Class B	42,268
1,972	Belden, Inc.^	140,821
896	Benchmark Electronics, Inc.	20,966
3,141	Control4 Corp.*^	107,831
4,147	CUI Global, Inc.*	9,248
8,032	Daktronics, Inc.^	62,971
1,365	Data I/O Corp.*	7,139
5,745	Electro Scientific Industries, Inc.*^	100,250
4,550	Fabrinet*	210,483
1,853	FARO Technologies, Inc.*	119,241
640	Frequency Electronics, Inc.*	6,637
646	IEC Electronics Corp.*	3,404
8,062	II-VI, Inc.*	381,332
1,303	Insight Enterprises, Inc.*	70,479
3,899	Itron, Inc.*	250,316
8,386	KEMET Corp.*	155,560
2,556	Kimball Electronics, Inc.*	50,225
10,286	Knowles Corp.*^	170,953
450	Mesa Labs, Inc.^	83,529
4,775	Methode Electronics, Inc., Class A	172,855
2,201	MTS Systems Corp.^	120,505
2,608	Napco Security Technologies, Inc.*	38,990
4,565	Novanta, Inc.*	312,245
2,432	OSI Systems, Inc.*	185,586
3,068	PAR Technology Corp	68,171
2,564	Park Electrochemical Corp.	49,972
400	PC Connection, Inc.^	15,556
1,746	PCM, Inc.*	34,134
1,875	Perceptron, Inc.*	18,281
3,488	Plexus Corp.*	204,083
1,727	RF Industries, Ltd.	12,262
2,724	Rogers Corp.*^	401,299
8,103	Sanmina Corp.*	223,643
3,045	ScanSource, Inc.*	121,496
827	SYNNEX Corp.	70,047
2,482	Tech Data Corp.*	177,637
12,240	TTM Technologies, Inc.*^	194,738
7,410	Vishay Intertechnology, Inc.^	150,794
989	Wayside Technology Group, Inc.	12,758
3,952	Wireless Telecom Group, Inc.*	7,193

		5,310,967

Energy Equipment & Services (1.9%):
3,965	Archrock, Inc.	48,373
1,261	Basic Energy Services, Inc.*^	12,597
2,794	Bristow Group, Inc.*	33,891
1,457	Dawson Geophysical Co.*	9,019
4,461	Diamond Offshore Drilling, Inc.*	89,220
4,116	Dril-Quip, Inc.*^	215,061
26,896	Ensco plc, Class A, ADR^	227,002
3,837	Era Group, Inc.*	47,387
4,307	Exterran Corp.*	114,265
12,451	Forum Energy Technologies, Inc.*^	128,868
3,592	Frank’s International NV*	31,179
1,260	Geospace Technologies Corp.*	17,262
2,641	Gulf Island Fabrication, Inc.^	26,278

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
6,137	Helix Energy Solutions Group, Inc.*^	$60,634
1,321	Hornbeck Offshore Services, Inc.*	7,767
1,407	Keane Group, Inc.*	17,405
2,658	KLX Energy Services Holdings, Inc.*	85,083
4,480	Matrix Service Co.*	110,432
15,261	McDermott International, Inc.*^	281,259
24,731	Nabors Industries, Ltd.^	152,343
2,316	Natural Gas Services Group*	48,868
11,883	Newpark Resources, Inc.*^	122,989
18,346	Noble Corp. plc*^	128,972
495	Nordic American Offshore, Ltd.	480
10,150	Oceaneering International, Inc.*	280,139
3,039	Oil States International, Inc.*	100,895
1,544	Parker Drilling Co.*	4,601
3,735	Patterson-UTI Energy, Inc.	63,906
2,412	PHI, Inc.*	22,528
11,895	Pioneer Energy Services Corp.*	35,090
548	Propetro Holding Corp.*^	9,037
1,757	Rignet, Inc.*	35,755
14,811	Rowan Cos. plc, Class A*	278,891
1,381	RPC, Inc.^	21,378
565	SEACOR Holdings, Inc.	27,917
1,598	SEACOR Marine Holdings, Inc.*	36,163
837	Solaris Oilfield Infrastructure, Inc.*	15,811
14,153	Superior Energy Services, Inc.*	137,850
5,480	TETRA Technologies, Inc.*	24,715
5,730	U.S. Silica Holdings, Inc.^	107,896
3,954	Unit Corp.*^	103,041

		3,322,247

Entertainment (0.4%):
3,922	AMC Entertainment Holdings, Inc., Class A	80,401
2,527	Ballantyne Strong, Inc.*	10,108
2,242	Eros International plc*	27,016
338	Global Eagle Entertainment, Inc.*^	953
4,000	Glu Mobile, Inc.*	29,800
1,045	Imax Corp.*	26,961
870	Marcus Corp.	36,584
2,715	Reading International, Inc., Class A*	42,897
700	Rosetta Stone, Inc.*	13,923
1,531	World Wrestling Entertainment, Inc., Class A^	148,094
89,857	Zynga, Inc.*	360,326

		777,063

Equity Real Estate Investment Trusts (0.0%):
2,766	Alexander & Baldwin, Inc.	62,761
1,145	CorePoint Lodging, Inc.	22,270

		85,031

Food & Staples Retailing (0.8%):
364	Casey’s General Stores, Inc.	46,996
4,717	Chefs’ Warehouse, Inc.*^	171,463
1,910	Ingles Markets, Inc., Class A	65,418
4,259	Natural Grocers by Vitamin Cottage, Inc.*^	71,935
2,612	Performance Food Group Co.*	86,980
4,174	PriceSmart, Inc.^	337,885
6,101	Rite Aid Corp.*	7,809
3,532	Smart & Final Stores, Inc.*^	20,132
1,276	SpartanNash Co.	25,597
3,641	Sprouts Farmers Market, Inc.*^	99,800
5,346	SUPERVALU, Inc.*	172,248
1,576	The Andersons, Inc.^	59,336
3,444	United Natural Foods, Inc.*	103,148
1,832	Village Super Market, Inc., Class A^	49,830

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
3,750	Weis Markets, Inc.^	$162,750
		1,481,327

Food Products (1.4%):
8,875	B&G Foods, Inc.^	243,619
2,290	Calavo Growers, Inc.	221,214
3,684	Cal-Maine Foods, Inc.^	177,937
1,318	Coffee Holding Co., Inc.*	5,826
11,242	Darling International, Inc.*	217,195
13,942	Dean Foods Co.^	98,988
2,411	Farmer Brothers Co.*^	63,650
1,520	Flowers Foods, Inc.^	28,363
1,800	Fresh Del Monte Produce, Inc.	61,002
4,577	Hostess Brands, Inc.*^	50,667
2,736	J & J Snack Foods Corp.	412,836
470	John B Sanfilippo And Son, Inc.	33,549
2,162	Lancaster Colony Corp.	322,592
2,754	Landec Corp.*	39,658
2,175	Limoneira Co.	56,789
1,220	Rocky Mountain Chocolate Factory, Inc.	12,505
2,912	Sanderson Farms, Inc.^	301,013
927	Seneca Foods Corp., Class A*	31,240
12	Seneca Foods Corp., Class B*(a)	384
4,288	Tootsie Roll Industries, Inc.^	125,424
3,211	TreeHouse Foods, Inc.*	153,646

		2,658,097

Gas Utilities (1.2%):
2,387	Chesapeake Utilities Corp.	200,269
9,297	New Jersey Resources Corp.^	428,592
2,904	Northwest Natural Gas Co.	194,278
4,274	ONE Gas, Inc.	351,665
118	RGC Resources, Inc.	3,152
7,843	South Jersey Industries, Inc.^	276,623
4,131	Southwest Gas Corp.	326,473
6,439	Spire, Inc.	473,587

		2,254,639

Health Care Equipment & Supplies (2.3%):
6,691	Accuray, Inc.*	30,110
6,050	AngioDynamics, Inc.*	131,527
2,261	Anika Therapeutics, Inc.*	95,369
263	Atrion Corp.	182,732
4,568	Avanos Medical, Inc.*	312,908
1,983	Cantel Medical Corp.	182,555
629	CONMED Corp.	49,829
4,705	CryoLife, Inc.*	165,616
875	Cutera, Inc.*	28,481
1,118	Elctromed, Inc.*	7,267
427	Fonar Corp.*	10,632
1,470	Globus Medical, Inc., Class A*	83,437
2,984	Haemonetics Corp.*	341,907
608	Heska Corp.*^	68,892
1,629	Inogen, Inc.*	397,672
3,861	Integer Holdings Corp.*	320,270
199	IntriCon Corp.*	11,184
4,509	Invacare Corp.^	65,606
2,006	IRIDEX Corp.*	12,738
249	Kewaunee Scientific CP	7,844
3,514	Lantheus Holdings, Inc.*	52,534
2,690	LeMaitre Vascular, Inc.^	104,211
450	LivaNova plc*	55,787
6,577	Meridian Bioscience, Inc.	97,997
5,338	Merit Medical Systems, Inc.*^	328,020
3,498	Natus Medical, Inc.*^	124,704
352	Neogen Corp.*^	25,179
4,707	NuVasive, Inc.*	334,103

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
3,020	Nuvectra Corp.*	$66,380
6,333	OraSure Technologies, Inc.*	97,845
2,682	Orthofix Medical, Inc.*	155,046
920	Quidel Corp.*	59,956
10,930	RTI Surgical, Inc.*	49,185
2,363	SeaSpine Holdings Corp.*	36,768
2,431	Surmodics, Inc.*	181,474
3,600	TransEnterix, Inc.*^	20,880
554	Utah Medical Products, Inc.	52,187
287	Varex Imaging Corp.*	8,225

		4,357,057

Health Care Providers & Services (2.7%):
1,781	Aac Holdings, Inc.*^	13,589
6,333	Acadia Healthcare Co., Inc.*^	222,922
5,540	Aceto Corp.	12,520
1,870	Addus HomeCare Corp.*	131,181
3,654	Amedisys, Inc.*	456,604
1,150	American Renal Associates Holdings, Inc.*^	24,898
7,081	AMN Healthcare Services, Inc.*^	387,331
1,753	BioScrip, Inc.*	5,434
3,573	BioTelemetry, Inc.*^	230,280
12,012	Brookdale Senior Living, Inc.*	118,078
3,946	Capital Senior Living Corp.*^	37,250
302	Chemed Corp.	96,513
1,432	Civitas Solutions, Inc.*	21,122
7,874	Community Health Systems, Inc.*^	27,244
2,726	CorVel Corp.*	164,242
2,958	Cross Country Healthcare, Inc.*	25,823
2,588	Diplomat Pharmacy, Inc.*^	50,233
7,737	Ensign Group, Inc. (The)	293,387
873	Envision Healthcare Corp.*	39,922
1,905	Five Star Quality Care, Inc.*	1,638
2,195	HealthEquity, Inc.*^	207,230
3,529	InfuSystems Holdings, Inc.*	11,469
3,429	LHC Group, Inc.*	353,153
1,982	LifePoint Hospitals, Inc.*	127,641
3,561	Magellan Health Services, Inc.*	256,570
1,646	National Healthcare Corp.	124,059
2,600	National Research Corp.	100,360
9,789	Nobilis Health Corp.*	9,789
7,794	Owens & Minor, Inc.^	128,757
3,316	Patterson Cos., Inc.^	81,076
2,021	Providence Service Corp.*	135,973
1,080	Psychemedics Corp.	20,315
2,464	Quorum Health Corp.*^	14,439
5,301	R1 RCM, Inc.*	53,858
6,913	RadNet, Inc.*	104,041
18,186	Select Medical Holdings Corp.*	334,622
4,998	Tenet Healthcare Corp.*^	142,243
5,590	Tivity Health, Inc.*^	179,719
3,389	Triple-S Management Corp., Class B*	64,018
1,714	U.S. Physical Therapy, Inc.^	203,280

		5,012,823

Health Care Technology (0.5%):
18,164	Allscripts Healthcare Solutions, Inc.*	258,837
2,108	Computer Programs & Systems, Inc.	56,600
564	Evolent Health, Inc., Class A*^	16,018
2,627	HealthStream, Inc.	81,463
3,326	HMS Holdings Corp.*	109,126
1,027	Inovalon Holdings, Inc., Class A*^	10,321
558	Micron Solutions, Inc.*	1,953
8,396	NextGen Healthcare, Inc.*	168,592

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Technology, continued
3,783	Omnicell, Inc.*	$271,998
2,026	Simulations Plus, Inc.	40,925

		1,015,833

Hotels, Restaurants & Leisure (3.3%):
11,616	Belmond, Ltd., Class A*^	211,992
3	Biglari Holdings, Inc., Class A*	2,766
92	Biglari Holdings, Inc., Class B*	16,684
2,915	BJ’s Restaurants, Inc.^	210,463
13,769	Bloomin’ Brands, Inc.	272,489
2,784	Brinker International, Inc.	130,096
4,497	Carrols Restaurant Group, Inc.*	65,656
4,585	Century Casinos, Inc.*	34,204
6,259	Cheesecake Factory, Inc. (The)^	335,106
3,482	Choice Hotels International, Inc.^	290,051
2,799	Chuy’s Holdings, Inc.*^	73,474
845	Cracker Barrel Old Country Store, Inc.	124,325
3,275	Dave & Buster’s Entertainment, Inc.^	216,871
2,754	Del Frisco’s Restaurant Group, Inc.*	22,858
2,980	del Taco Restaurants, Inc.*	35,194
10,418	Denny’s Corp.*	153,353
613	DineEquity, Inc.^	49,843
3,712	Dover Motorsports, Inc.	7,981
3,973	Drive Shack, Inc.*^	23,679
2,394	El Pollo Loco Holdings, Inc.*^	30,045
2,209	Eldorado Resorts, Inc.*^	107,357
1,724	Famous Dave’s of America, Inc.*^	11,292
4,357	Fiesta Restaurant Group, Inc.*^	116,550
378	Flanigan’s Enterprises, Inc.	10,584
608	Habit Restaurants, Inc. (The), Class A*	9,698
3,548	Jack in the Box, Inc.	297,429
1,168	Kona Grill, Inc.*^	2,686
2,108	Lindblad Expeditions Holdings, Inc.*	31,346
5,681	Luby’s, Inc.*	9,658
5,886	Marriott Vacations Worldwide Corp.	657,760
597	Nathans Famous, Inc.	49,193
5,384	Papa John’s International, Inc.^	276,092
4,486	Penn National Gaming, Inc.*	147,679
2,612	Pinnacle Entertainment, Inc.*	87,998
5,796	Planet Fitness, Inc.*	313,158
3,185	Potbelly Corp.*^	39,176
1,669	RCI Hospitality Holdings, Inc.	49,419
3,634	Red Lion Hotels Corp.*^	45,425
2,030	Red Robin Gourmet Burgers*^	81,505
662	Red Rock Resorts, Inc.	17,642
4,652	Ruth’s Hospitality Group, Inc.	146,771
2,478	Scientific Games Corp., Class A*^	62,941
1,179	SeaWorld Entertainment, Inc.*	37,056
788	Shake Shack, Inc., Class A*^	49,652
4,819	Sonic Corp.	208,855
5,849	Speedway Motorsports, Inc.	104,405
5,607	Texas Roadhouse, Inc.	388,508
4,346	Town Sports International Holdings, Inc.*	37,593
13,989	Wendy’s Co. (The)	239,771
2,153	Wingstop, Inc.^	146,985

		6,091,314

Household Durables (1.9%):
496	Av Homes, Inc.*	9,920
608	Bassett Furniture Industries, Inc.	12,920
899	Cavco Industries, Inc.*	227,447
1,544	Century Communities, Inc.*	40,530
3,024	Dixie Group, Inc. (The)*	4,838
4,218	Ethan Allen Interiors, Inc.	87,524

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
820	Flexsteel Industries, Inc.	$24,387
3,162	Helen of Troy, Ltd.*	413,906
670	Hooker Furniture Corp.	22,646
7,411	Hovnanian Enterprises, Inc., Class A*	11,858
2,905	Installed Building Products, Inc.*^	113,295
3,858	iRobot Corp.*	424,070
11,216	KB Home^	268,174
1,138	Koss Corp.*	3,164
6,113	La-Z-Boy, Inc.	193,171
924	LGI Homes, Inc.*^	43,835
4,396	Libbey, Inc.^	38,465
2,522	Lifetime Brands, Inc.	27,490
6,495	M.D.C. Holdings, Inc.	192,122
4,157	M/I Homes, Inc.*	99,477
6,186	Meritage Corp.*	246,821
723	P & F Industries, Inc., Class A	5,965
1,301	Skyline Champion Corp.	37,170
5,672	Taylor Morrison Home Corp., Class A*	102,323
2,725	Tempur Sealy International, Inc.*^	144,153
2,041	TopBuild Corp.*	115,970
20,593	TRI Pointe Homes, Inc.*	255,352
4,563	Tupperware Brands Corp.^	152,632
1,860	Universal Electronics, Inc.*^	73,191
4,639	William Lyon Homes, Class A*	73,714
4,044	Zagg, Inc.*^	59,649

		3,526,179

Household Products (0.5%):
1,115	Central Garden & Pet Co.*^	40,185
3,036	Central Garden & Pet Co., Class A*	100,613
3,445	Energizer Holdings, Inc.^	202,050
1,767	Ocean Bio-Chem, Inc.	7,209
940	Oil-Dri Corp.	36,246
1,648	Orchids Paper Products Co.*	5,438
1,377	Spectrum Brands Holdings, Inc.	102,889
2,171	WD-40 Co.^	373,630

		868,260

Independent Power and Renewable Electricity Producers (0.4%):
22,978	Atlantic Power Corp.*	50,552
506	Atlantica Yield plc	10,413
3,724	Clearway Energy, Inc., Class A	70,905
5,480	Clearway Energy, Inc., Class C	105,490
7,048	Ormat Technologies, Inc.^	381,367
9,283	Pattern Energy Group, Inc.	184,453
2,274	TerraForm Power, Inc., Class A	26,265

		829,445

Industrial Conglomerates (0.2%):
6,077	Raven Industries, Inc.	278,023

Insurance (3.2%):
8,008	AMBAC Financial Group, Inc.*(a)	163,523
10,500	American Equity Investment Life Holding Co.	371,280
1,653	American National Insurance Co.	213,716
2,876	Amerisafe, Inc.^	178,168
4,675	AmTrust Financial Services^	67,881
3,798	Argo Group International Holdings, Ltd.	239,464
6,619	Aspen Insurance Holdings, Ltd.	276,674
1,079	Assured Guaranty, Ltd.	45,566
8,209	Citizens, Inc.*^	68,956
3,445	Crawford & Co.	31,728
4,636	Crawford & Co., Class A	41,724

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
2,691	Donegal Group, Inc., Class A	$38,239
2,004	eHealth, Inc.*	56,633
3,293	EMC Insurance Group, Inc.	81,403
4,666	Employers Holdings, Inc.	211,370
161	Enstar Group, Ltd.*^	33,569
2,939	FBL Financial Group, Inc., Class A	221,160
2,111	FedNat Holding Co.	53,788
10,826	Genworth Financial, Inc., Class A*	45,144
1,050	Global Indemnity, Ltd.	39,585
4,955	Greenlight Capital Re, Ltd.*^	61,442
1,752	Hallmark Financial Services, Inc.*	19,272
1,470	HCI Group, Inc.^	64,313
414	Health Insurance Innovations, Inc.*	25,523
569	Heritage Insurance Holdings, Inc.^	8,433
1,214	Horace Mann Educators Corp.	54,509
2,328	Independence Holding Co.	83,575
253	Investors Title Co.	42,479
941	James River Group Holdings	40,105
1,037	Kemper Corp.	83,427
1,473	Kingstone Co., Inc.	27,987
12,677	Maiden Holdings, Ltd.	36,129
2,538	MBIA, Inc.*	27,131
2,590	Mercury General Corp.	129,914
4,062	National General Holdings Corp.	109,024
386	National Western Life Group, Inc., Class A	123,211
944	Navigators Group, Inc.	65,230
2,992	Primerica, Inc.	360,686
6,215	ProAssurance Corp.	291,794
180	Protective Insurance Corp.	3,965
4,712	RLI Corp.^	370,269
513	Safety Insurance Group, Inc.	45,965
3,236	Selective Insurance Group, Inc.	205,486
5,250	State Auto Financial Corp.	160,335
3,277	Stewart Information Services Corp.	147,498
204	The National Security Group, Inc.	2,960
2,083	Third Point Reinsurance, Ltd.*	27,079
2,849	Tiptree Financial, Inc., Class A^	18,661
748	United Fire Group, Inc.	37,976
4,002	United Insurance Holdings Co.	89,565
5,267	Universal Insurance Holdings, Inc.	255,713
161	White Mountains Insurance Group, Ltd.	150,675

		5,649,902

Interactive Media & Services (0.3%):
3,666	Cars.com, Inc.*^	101,218
6,181	DHI Group, Inc.*	12,980
9,267	Liberty TripAdvisor Holdings, Inc., Class A*	137,616
7,450	QuinStreet, Inc.*	101,097
7,131	The Meet Group, Inc. (The)*^	35,298
2,073	Travelzoo, Inc.*	24,565
2,184	XO Group, Inc.*	75,304
1,473	Zedge, Inc., Class B*	2,931

		491,009

Internet & Direct Marketing Retail (0.8%):
4,886	1-800 Flowers.com, Inc., Class A*	57,655
3,666	CafePress, Inc.*	5,352
1,840	FTD Cos., Inc.*	4,839
5,334	Groupon, Inc.*^	20,109
1,300	Lands’ End, Inc.*^	22,815
3,938	Leaf Group, Ltd.*	39,380
2,020	Liberty Expedia Holdings, Class A*	95,021
3,018	Liquidity Services, Inc.*	19,164
4,721	Nutri/System, Inc.^	174,913

Shares		Fair Value
Common Stocks, continued
Internet & Direct Marketing Retail, continued
1,945	Overstock.com, Inc.*^	$53,877
3,081	PetMed Express, Inc.^	101,704
4,901	Shutterfly, Inc.*	322,928
4,549	Shutterstock, Inc.^	248,284
1,086	Stamps.com, Inc.*^	245,653
1,880	US Auto Parts Network, Inc.*	2,914

		1,414,608

IT Services (2.5%):
8,660	Acxiom Corp.*	427,891
1,929	CACI International, Inc., Class A*	355,225
3,767	Carbonite, Inc.*^	134,294
5,955	Cardtronics plc*	188,416
1,572	Cass Information Systems, Inc.^	102,369
8,951	Conduent, Inc.*	201,577
3,848	Convergys Corp.	91,352
3,613	CoreLogic, Inc.*	178,518
4,402	CSG Systems International, Inc.^	176,696
758	CSP, Inc.	9,945
1,258	Endurance International Group Holdings, Inc.*^	11,070
1,349	Evertec, Inc.	32,511
4,219	Exlservice Holdings, Inc.*	279,298
4,964	GTT Communications, Inc.*^	215,438
4,599	Hackett Group, Inc. (The)	92,670
1,786	Internap Corp.*	22,557
18,673	Limelight Networks, Inc.*	93,738
790	Luxoft Holding, Inc.*	37,407
3,081	ManTech International Corp., Class A	195,027
6,208	MoneyGram International, Inc.*	33,213
8,730	NIC, Inc.	129,204
4,334	Perficient, Inc.*	115,501
3,168	PFSweb, Inc.*	23,443
5,456	Science Applications International Corp.	439,753
8,429	Servicesource International, Inc.*	24,023
1,555	StarTek, Inc.*^	10,294
10,553	Steel Connect, Inc.*	22,478
5,434	Sykes Enterprises, Inc.*	165,683
3,890	Syntel, Inc.*	159,412
7,198	Travelport Worldwide, Ltd.	121,430
5,956	TTEC Holdings, Inc.	154,260
7,332	Unisys Corp.*^	149,573
3,309	Virtusa Corp.*	177,726
7,161	Web.com Group, Inc.*	199,792

		4,771,784

Leisure Products (0.5%):
8,017	American Outdoor Brands Corp.*	124,504
7,292	Callaway Golf Co.	177,122
2,916	Escalade, Inc.	37,471
2,447	JAKKS Pacific, Inc.*	6,240
361	Johnson Outdoors, Inc., Class A^	33,569
1,830	Malibu Boats, Inc.*	100,138
2,419	Marine Products Corp.	55,371
850	Mcbc Holdings, Inc.*	30,498
4,982	Nautilus Group, Inc.*^	69,499
1,051	Sturm, Ruger & Co., Inc.	72,572
7,141	Vista Outdoor, Inc.*	127,752

		834,736

Life Sciences Tools & Services (0.3%):
4,622	Cambrex Corp.*^	316,144
7,407	Enzo Biochem, Inc.*	30,517
7,018	Harvard Bioscience, Inc.	36,845
5,461	Luminex Corp.	165,523

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services, continued
3,971	Neogenomics, Inc.*^	$60,955
		609,984

Machinery (6.0%):
6,598	Actuant Corp., Class A^	184,084
1,154	Alamo Group, Inc.	105,718
4,190	Albany International Corp., Class A	333,105
4,536	Altra Industrial Motion Corp.	187,337
1,200	American Railcar Industries^	55,320
1,974	ARC Group Worldwide, Inc.*	3,257
806	Art’s-Way Manufacturing Co.*	2,015
2,880	Astec Industries, Inc.	145,181
7,075	Barnes Group, Inc.	502,536
1,300	Briggs & Stratton Corp.	24,999
4,063	Chart Industries, Inc.*^	318,255
2,359	CIRCOR International, Inc.^	112,053
2,851	Colfax Corp.*^	102,807
3,780	Columbus McKinnon Corp.	149,461
5,525	Commercial Vehicle Group, Inc.*	50,609
1,676	Dmc Global, Inc.	68,381
3,590	Douglas Dynamics, Inc.	157,601
500	Eastern Co. (The)	14,200
2,433	EnPro Industries, Inc.	177,439
3,185	ESCO Technologies, Inc.	216,739
8,469	Federal Signal Corp.	226,800
6,496	Franklin Electric Co., Inc.	306,936
2,281	FreightCar America, Inc.*^	36,656
1,765	Gencor Industries, Inc.*	21,268
2,940	Global Brass & Copper Holdings, Inc.	108,486
3,372	Gorman-Rupp Co. (The)	123,078
459	Graham Corp.	12,930
3,586	Greenbrier Cos, Inc.^	215,519
11,887	Harsco Corp.*	339,374
8,780	Hillenbrand, Inc.	459,193
785	Hurco Cos, Inc.	35,404
1,711	Hyster-Yale Materials Handling, Inc., Class A	105,278
4,544	John Bean Technologies Corp.^	542,098
9,594	Kennametal, Inc.	417,915
1,529	L.B. Foster Co., Class A*	31,421
1,368	Lindsay Corp.^	137,128
829	Lydall, Inc.*	35,730
3,228	Manitex International, Inc.*	33,991
4,498	Manitowoc Co., Inc. (The)*^	107,907
14,363	Meritor, Inc.*	278,068
8,208	Mueller Industries, Inc.	237,868
22,037	Mueller Water Products, Inc., Class A	253,646
5,638	Navistar International Corp.*	217,063
3,562	NN, Inc.	55,567
738	Omega Flex, Inc.^	52,516
2,028	Park-Ohio Holdings Corp.	77,774
1,756	Proto Labs, Inc.*^	284,033
3,427	RBC Bearings, Inc.*	515,283
14,208	Rexnord Corp.*	437,605
5,735	Spartan Motors, Inc.	84,591
1,692	SPX Corp.*	56,361
1,085	SPX FLOW, Inc.*	56,420
1,898	Standex International Corp.	197,867
3,615	Sun Hydraulics Corp.^	198,030
466	Taylor Devices, Inc.*	5,331
1,866	Tennant Co.^	141,723
9,270	Terex Corp.^	369,966
800	The Exone Co.*	7,584
2,794	Timken Co.	139,281
7,930	Titan International, Inc.	58,841

Shares		Fair Value
Common Stocks, continued
Machinery, continued
5,970	TriMas Corp.*	$181,488
1,747	Twin Disc, Inc.*	40,251
8,536	Wabash National Corp.^	155,611
3,816	Watts Water Technologies, Inc., Class A	316,728
18,993	Welbilt, Inc.*^	396,574
572	WSI Industries, Inc.	3,947
3,110	Xerium Technologies, Inc.*^	41,861

		11,070,087

Marine (0.2%):
1,689	Costamare, Inc.	10,962
550	Genco Shipping & Trading, Ltd.*	7,700
327	Kirby Corp.*	26,896
5,648	Matson, Inc.	223,886
3,151	Scorpio Bulkers, Inc.^	22,845

		292,289

Media (1.6%):
3,904	A.H. Belo Corp., Class A	17,958
709	AMC Networks, Inc., Class A*^	47,035
478	Beasley Broadcast Group, Inc., Class A	3,298
145	Cable One, Inc.	128,123
23,234	Central Eurpoean Media Enterprises*	87,128
229	Daily Journal Corp.*^	55,189
7,889	E.W. Scripps Co. (The), Class A^	130,169
6,123	Entercom Communications Corp.	48,372
11,865	Entravision Communications Corp., Class A	58,139
4,669	Gannett Co., Inc.^	46,737
980	GCI Liberty, Inc., Class A*	49,980
8,641	Gray Television, Inc.*	151,218
2,892	Hemisphere Media Group*^	40,343
2,441	Insignia Systems, Inc.*	4,223
4,052	John Wiley & Sons, Inc., Class A	245,551
10,454	Lee Enterprises, Inc.*	27,703
2,516	Liberty Latin America, Ltd.*^	51,905
2,318	Liberty Latin America, Ltd.*^	48,307
6,655	Marchex, Inc., Class B	18,501
372	McClatchy Co., Class A*	3,166
4,388	Meredith Corp.	224,007
3,571	MSG Networks, Inc., Class A*	92,132
10,941	National CineMedia, Inc.	115,865
2,347	New Media Investment Group, Inc.	36,824
6,603	New York Times Co. (The), Class A	152,859
7,050	Nexstar Broadcasting Group, Inc., Class A^	573,871
1,017	Scholastic Corp.	47,484
8,414	Sinclair Broadcast Group, Inc., Class A	238,537
3,708	TechTarget*^	72,009
3,266	Tegna, Inc.^	39,061
1,170	Tribune Media Co., Class A	44,963
2,169	Tronc, Inc.*	35,420
8,158	Urban One, Inc.*	16,316

		2,952,393

Metals & Mining (1.4%):
23,109	AK Steel Holding Corp.*^	113,234
7,802	Allegheny Technologies, Inc.*^	230,549
2,124	Ampco-Pittsburgh Corp.*	12,532
6,694	Carpenter Technology Corp.	394,610
3,100	Century Aluminum Co.*	37,107
21,148	Cleveland-Cliffs, Inc.*^	267,734
7,283	Coeur d’Alene Mines Corp.*	38,818

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
12,903	Commercial Metals Co.	$264,770
4,543	Compass Minerals International, Inc.^	305,290
13,641	Ferroglobe plc	111,447
1,805	Gold Resource Corp.	9,278
1,557	Haynes International, Inc.	55,274
42,581	Hecla Mining Co.	118,801
931	Kaiser Aluminum Corp.^	101,535
2,598	Materion Corp.	157,179
9,373	McEwen Mining, Inc.	18,184
2,868	Ryerson Holding Corp.*	32,408
1,487	Schnitzer Steel Industries, Inc., Class A	40,223
3,318	SunCoke Energy, Inc.*	38,555
1,789	Synalloy Corp.	40,879
4,467	TimkenSteel Corp.*^	66,424
1,458	Universal Stainless & Alloy Products, Inc.	37,194
2,441	Worthington Industries, Inc.	105,842
		2,597,867
Multiline Retail (0.4%):
5,705	Big Lots, Inc.^	238,412
654	Dillard’s, Inc., Class A^	49,926
800	Fred’s, Inc.*	1,632
39,798	J.C. Penney Co., Inc.*^	66,065
3,073	Ollie’s Bargain Outlet Holdings, Inc.*^	295,315
5,314	Tuesday Morning Corp.*	17,005
		668,355
Multi-Utilities (0.7%):
8,048	Avista Corp.	406,907
5,171	Black Hills Corp.^	300,383
6,986	NorthWestern Corp.	409,799
2,144	Unitil Corp.	109,130
		1,226,219
Oil, Gas & Consumable Fuels (3.6%):
4,107	Abraxas Petroleum Corp.*	9,569
816	Adams Resources & Energy, Inc.	34,647
2,181	Alta Mesa Resources, Inc.*^	9,117
6,000	Approach Resources, Inc.*	13,380
1,638	Arch Coal, Inc.^	146,437
1,954	Ardmore Shipping Corp.*	12,701
901	Barnwell Industries, Inc.*	1,604
1,332	Bonanza Creek Energy, Inc.*	39,667
1,697	California Resources Corp.*	82,355
15,796	Callon Petroleum Co.*^	189,394
4,289	Carrizo Oil & Gas, Inc.*^	108,083
42,515	Chesapeake Energy Corp.*^	190,892
16,914	Clean Energy Fuel Corp.*	43,976
8,098	Cloud Peak Energy, Inc.*^	18,625
19,397	CNX Resources Corp.*	277,571
2,015	CONSOL Energy, Inc.*	82,232
1,914	Contango Oil & Gas Co.*^	11,829
2,037	CVR Energy, Inc.	81,928
7,363	Delek US Holdings, Inc.	312,412
39,156	Denbury Resources, Inc.*^	242,767
16,266	DHT Holdings, Inc.^	76,450
2,613	Dorian LPG, Ltd.*^	20,826
416	Earthstone Energy, Inc.*^	3,902
4,363	Eclipse Resources Corp.*	5,192
8,619	Enlink Midstream LLC^	141,783
12,047	EP Energy Corp., Class A*	28,190
2,943	Evolution Petroleum Corp.	32,520
5,664	Extraction Oil & Gas, Inc.*^	63,947
10,643	Gaslog, Ltd.^	210,199

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,561	Green Plains Renewable Energy, Inc.^	$26,849
9,417	Gulfport Energy Corp.*^	98,031
10,901	Halcon Resources Corp.*^	48,727
5,504	Hallador Energy Co.	34,235
9,079	HighPoint Resources Corp.*	44,306
1,951	International Seaways, Inc.*	39,059
34,496	Kosmos Energy LLC*	322,538
14,513	Laredo Petroleum Holdings, Inc.*^	118,571
9,030	Matador Resources Co.*^	298,442
1,034	Midstates Petroleum Co., Inc.*	9,213
12,361	Nordic American Tankers, Ltd.	25,834
3,092	Northern Oil & Gas, Inc.*^	12,368
18,805	Oasis Petroleum, Inc.*^	266,655
4,913	Pacific Ethanol, Inc.*	9,335
2,410	Panhandle Oil & Gas, Inc., Class A	44,465
1,648	PAR Pacific Holdings, Inc.*	33,619
9,552	PBF Energy, Inc., Class A	476,739
3,470	PDC Energy, Inc.*	169,891
523	Penn Virginia Corp.*	42,122
6	PrimeEnergy Corp.*	446
12,864	QEP Resources, Inc.*	145,620
5,531	Range Resources Corp.^	93,972
6,030	Renewable Energy Group, Inc.*^	173,664
3,561	Ring Energy, Inc.*^	35,290
1,533	SandRidge Energy, Inc.*	16,664
28,682	Scorpio Tankers, Inc.^	57,651
5,243	SemGroup Corp., Class A	115,608
12,619	Ship Finance International	175,404
6,409	SM Energy Co.^	202,076
32,445	Southwestern Energy Co.*^	165,794
23,009	SRC Energy, Inc.*	204,550
1,352	Talos Energy, Inc.*	44,373
1,980	Teekay Shipping Corp.^	13,345
18,909	Teekay Tankers, Ltd.	18,678
9,332	Ultra Petroleum Corp.*	10,452
8,709	W&T Offshore, Inc.*^	83,955
7,070	Whiting Petroleum Corp.*^	374,993
639	Wildhorse Resource Development Corp.*^	15,106
3,407	World Fuel Services Corp.	94,306
		6,655,141
Paper & Forest Products (1.0%):
5,866	Boise Cascade Co.^	215,869
2,174	Clearwater Paper Corp.*	64,568
7,194	Domtar Corp.	375,311
12,499	KapStone Paper & Packaging Corp.	423,840
3,550	Louisiana-Pacific Corp.	94,040
8,641	Mercer International, Inc.	145,169
2,510	Neenah Paper, Inc.	216,613
1,455	P.H. Glatfelter Co.	27,805
12,394	Resolute Forest Products*	160,502
4,054	Schweitzer-Mauduit International, Inc.	155,309
1,313	Verso Corp.*	44,209
		1,923,235
Personal Products (0.8%):
27,730	Avon Products, Inc.*	61,006
1,214	CCA Industries, Inc.*	3,521
2,807	Edgewell Personal Care Co.*^	129,768
4,304	Inter Parfums, Inc.	277,393
900	Lifevantage Corp.*	9,891
537	Mannatech, Inc.	10,821
1,346	Medifast, Inc.	298,205

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Personal Products, continued
1,387	Natural Alternatives International, Inc.*	$13,593
369	Natural Health Trends Corp.	8,590
2,857	Natures Sunshine Products, Inc.*	24,999
2,622	Nu Skin Enterprises, Inc., Class A	216,105
2,432	Revlon, Inc.*^	54,234
340	United-Guardian, Inc.	5,491
3,463	Usana Health Sciences, Inc.*	417,464
		1,531,081
Pharmaceuticals (0.9%):
680	Aclaris Therapeutics, Inc.*^	9,874
3,223	Akorn, Inc.*	41,835
1,722	Amneal Pharmaceuticals, Inc.*^	38,211
3,129	Amphastar Pharmaceuticals, Inc.*^	60,202
1,566	ANI Pharmaceuticals, Inc.*	88,542
1,496	Aratana Therapeutics, Inc.*^	8,737
4,744	Assertio Therapeutics, Inc.*^	27,895
3,245	Corcept Therapeutics, Inc.*^	45,495
3,415	Cumberland Pharmaceuticals, Inc.*	19,500
810	Cymabay Therapeutics, Inc.*	8,975
1,500	Dermira, Inc.*	16,350
10,521	Endo International plc*	177,068
3,159	Endocyte, Inc.*	56,104
10,506	Horizon Pharma plc*	205,707
5,141	Innoviva, Inc.*^	78,349
1,879	Intra-Cellular Therapies, Inc.*	40,774
6,034	Lannett Co., Inc.*^	28,662
2,617	Lipocine, Inc.*	3,611
2,153	Mallinckrodt plc*^	63,104
845	Melinta Therapeutics, Inc.*	3,338
2,308	Otonomy, Inc.*	6,347
859	Phibro Animal Health Corp., Class A	36,851
5,702	Prestige Brands Holdings, Inc.*^	216,049
5,788	Supernus Pharmaceuticals, Inc.*^	291,425
341	Taro Pharmaceutical Industries, Ltd.*	33,520
1,949	Tetraphase Pharmaceuticals, Inc.*	5,379
1,034	Zogenix, Inc.*	51,286
		1,663,190
Professional Services (2.2%):
1,888	Acacia Research Corp.*	6,042
5,362	ASGN, Inc.*	423,223
1,199	Barrett Business Services, Inc.	80,069
6,714	CBIZ, Inc.*	159,122
490	CRA International, Inc.	24,608
7,190	Exponent, Inc.	385,384
2,512	Forrester Research, Inc.	115,301
2,695	Franklin Covey Co.*	63,737
4,532	FTI Consulting, Inc.*	331,697
2,202	GP Strategies Corp.*	37,104
2,274	Heidrick & Struggles International, Inc.	76,975
2,768	Huron Consulting Group, Inc.*	136,739
2,643	ICF International, Inc.	199,414
5,892	InnerWorkings, Inc.*	46,665
5,132	Insperity, Inc.	605,319
1,000	Kelly Services, Inc., Class A	24,030
4,482	Kforce, Inc.	168,523
8,105	Korn/Ferry International	399,090
1,332	Mastech Holdings, Inc.*	12,747
3,943	Mistras Group, Inc.*	85,445
5,721	Navigant Consulting, Inc.	131,926
1,899	Reis, Inc.	43,677
4,033	Resources Connection, Inc.	66,948
3,165	TriNet Group, Inc.*	178,253
6,167	Trueblue, Inc.*	160,650

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
4,212	Volt Information Sciences, Inc.*	$16,216
831	Wageworks, Inc.*	35,525
1,576	Willdan Group, Inc.*^	53,521
		4,067,950
Real Estate Management & Development (0.6%):
2,400	Altisource Portfolio Solutions*	77,352
395	CKX Lands, Inc.^	3,990
920	Consolidated-Tomoka Land Co.^	57,298
692	Forestar Group, Inc.*^	14,670
504	FRP Holdings, Inc.*	31,298
376	Griffin Industrial Realty, Inc.	14,664
6,592	HFF, Inc., Class A	280,027
10	J.W. Mays, Inc.*	377
5,824	Kennedy-Wilson Holdings, Inc.	125,216
5,387	Marcus & Millichap, Inc.*	186,983
1,035	Maui Land & Pineapple Co.*	13,248
2,057	Rafael Holdings, Inc., Class B*	17,279
702	RE/MAX Holdings, Inc., Class A	31,134
8,369	Realogy Holdings Corp.^	172,736
308	Stratus Properties, Inc.*	9,425
3,421	Tejon Ranch Co.*	74,270
1,076	The RMR Group, Inc., Class A	99,853
2,700	The St. Joe Co.*^	45,360
		1,255,180
Road & Rail (1.0%):
1,803	ArcBest Corp.	87,536
9,143	Avis Budget Group, Inc.*	293,856
2,278	Covenant Transportation Group, Inc., Class A*	66,199
10,920	Heartland Express, Inc.^	215,452
3,276	Hertz Global Holdings, Inc.*	53,497
875	Landstar System, Inc.	106,750
1,700	Marten Transport, Ltd.	35,785
7,221	Roadrunner Transportation System, Inc.*	6,037
598	Ryder System, Inc.	43,696
4,204	Saia, Inc.*	321,396
3,855	Universal Truckload Services, Inc.	141,864
988	USA Truck, Inc.*^	19,987
10,586	Werner Enterprises, Inc.^	374,214
4,526	YRC Worldwide, Inc.*^	40,643
		1,806,912
Semiconductors & Semiconductor Equipment (2.6%):
4,922	Advanced Energy Industries, Inc.*	254,221
3,814	Alpha & Omega Semiconductor, Ltd.*	44,357
1,056	Ambarella, Inc.*^	40,846
30,273	Amkor Technology, Inc.*	223,717
1,301	Amtech Systems, Inc.*^	6,947
4,245	Axcelis Technologies, Inc.*	83,414
2,777	AXT, Inc.*^	19,856
2,314	Brooks Automation, Inc.^	81,059
3,230	Cabot Microelectronics Corp.	333,239
1,462	CEVA, Inc.*	42,033
5,549	Cirrus Logic, Inc.*	214,191
4,840	Cohu, Inc.^	121,484
5,880	Cree, Inc.*^	222,676
522	Cyberoptics Corp.*^	10,544
6,488	Diodes, Inc.*	215,986
3,285	DSP Group, Inc.*	39,092
3,627	Entegris, Inc.	105,002
9,457	FormFactor, Inc.*	130,034
4,679	GSI Technology, Inc.*	32,285

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
1,254	Ichor Holdings, Ltd.*^	$25,607
1,201	Inphi Corp.*^	45,614
11,059	Integrated Device Technology, Inc.*	519,884
1,349	inTest Corp.*	10,455
12,127	Kopin Corp.*^	29,347
7,339	Kulicke & Soffa Industries, Inc.	174,962
12,204	Lattice Semiconductor Corp.*	97,632
1,636	MagnaChip Semiconductor Corp.*^	16,196
4,333	MaxLinear, Inc., Class A*	86,140
3,511	Nanometrics, Inc.*	131,733
6,163	Neophotonics Corp.*	51,153
807	NVE Corp.	85,445
4,804	PDF Solutions, Inc.*^	43,380
11,404	Photronics, Inc.*	112,329
2,109	Pixelworks, Inc.*	9,512
2,975	Power Integrations, Inc.^	188,020
11,907	Rambus, Inc.*	129,905
5,028	Rudolph Technologies, Inc.*	122,935
2,943	Semtech Corp.*	163,631
6,339	Sigma Designs, Inc.	919
2,469	Synaptics, Inc.*^	112,636
5,213	Ultra Clean Holdings, Inc.*	65,423
6,109	Veeco Instruments, Inc.*^	62,617
3,045	Versum Materials, Inc.	109,650
6,370	Xcerra Corp.*	90,900
5,605	Xperi Corp.	83,234

		4,790,242

Software (1.7%):
12,450	ACI Worldwide, Inc.*	350,344
994	Agilysys, Inc.*	16,202
1,263	Alarm.com Holding, Inc.*^	72,496
4,794	American Software, Inc., Class A	58,151
935	Asure Software, Inc.*	11,613
2,785	Aware, Inc.*	10,026
784	Blackbaud, Inc.^	79,560
488	Bottomline Technologies, Inc.*	35,482
2,350	BSQUARE Corp.*	5,405
1,269	Cision, Ltd.*	21,319
311	CommVault Systems, Inc.*	21,770
1,750	Datawatch Corp.*	20,388
3,842	Ebix, Inc.	304,095
1,594	Ellie Mae, Inc.*^	151,063
1,210	Envestnet, Inc.*^	73,750
2,049	Evolving Systems, Inc.*	4,815
5,614	Finjan Holdings, Inc.*	24,196
4,113	GlobalSCAPE, Inc.	16,493
1,013	Globant SA*	59,757
2,147	j2 Global, Inc.^	177,879
2,560	Manhattan Associates, Inc.*^	139,776
562	MicroStrategy, Inc., Class A*	79,028
997	Mimecast, Ltd.*	41,754
481	Mindbody, Inc.*^	19,553
4,090	Monotype Imaging Holdings, Inc.	82,618
5,507	OneSpan, Inc.*	104,908
68	Paycom Software, Inc.*	10,568
1,010	Paylocity Holding Corp.*	81,123
6,260	Progress Software Corp.	220,916
1,864	QAD, Inc.	105,596
1,490	Qualys, Inc.*^	132,759
1,839	Qumu Corp.*	4,965
7,302	RealNetworks, Inc.*	21,468
2,886	Rubicon Project, Inc.*	10,390
6,367	SeaChange International, Inc.*	11,397
116	SPS Commerce, Inc.*	11,512
5,449	Synacor, Inc.*	8,718

Shares		Fair Value
Common Stocks, continued
Software, continued
8,928	Telaria, Inc.*	$33,837
7,906	Telenav, Inc.*	39,925
576	The Trade Desk, Inc.*	86,924
16,342	TiVo Corp.	203,458
3,726	Verint Systems, Inc.*	186,673
1,895	Zix Corp.*	10,517

		3,163,187

Specialty Retail (4.0%):
9,338	Aaron’s, Inc.	508,546
3,905	Abercrombie & Fitch Co., Class A^	82,474
13,115	American Eagle Outfitters, Inc.	325,645
996	America’s Car Mart, Inc.*	77,887
2,646	Asbury Automotive Group, Inc.*^	181,913
13,213	Ascena Retail Group, Inc.*	60,383
357	At Home Group, Inc.*	11,256
1,900	AutoNation, Inc.*	78,945
7,305	Barnes & Noble Education, Inc.*	42,077
11,581	Barnes & Noble, Inc.	67,170
7,174	Bed Bath & Beyond, Inc.^	107,610
4,102	Big 5 Sporting Goods Corp.	20,920
3,574	Boot Barn Holdings, Inc.*^	101,537
1,732	Build-A-Bear Workshop, Inc.*	15,675
5,586	Caleres, Inc.^	200,314
3,499	Cato Corp., Class A^	73,549
19,215	Chico’s FAS, Inc.^	166,594
2,663	Children’s Place Retail Stores, Inc. (The)	340,331
2,175	Citi Trends, Inc.	62,575
3,476	Conn’s, Inc.*^	122,877
2,917	Destination Maternity Corp.*	13,593
10,159	Destination XL Group, Inc.*	25,398
5,615	Dick’s Sporting Goods, Inc.	199,220
8,084	DSW, Inc., Class A^	273,886
11,002	Express, Inc.*^	121,682
2,795	Five Below, Inc.*	363,518
4,415	Francesca’s Holdings Corp.*^	16,380
5,741	GameStop Corp., Class A	87,665
2,288	Genesco, Inc.*^	107,765
693	Group 1 Automotive, Inc.^	44,976
11,356	Guess?, Inc.	256,646
2,764	Haverty Furniture Cos., Inc.^	61,084
2,944	Hibbett Sports, Inc.*^	55,347
1,806	Kirkland’s, Inc.*^	18,223
3,560	Lithia Motors, Inc., Class A^	290,710
1,529	Lumber Liquidators Holdings, Inc.*^	23,684
3,611	MarineMax, Inc.*^	76,734
8,315	Michaels Cos., Inc. (The)*^	134,952
4,597	Monro Muffler Brake, Inc.^	319,951
4,397	Murphy U.S.A., Inc.*	375,767
11,726	New York & Co.*	45,262
42,056	Office Depot, Inc.	135,000
3,403	Party City Holdco, Inc.*^	46,111
3,983	Penske Automotive Group, Inc.^	188,754
11,557	Pier 1 Imports, Inc.	17,336
1,537	Rent-A-Center, Inc.*	22,102
434	Restoration Hardware, Inc.*^	56,858
7,968	Sally Beauty Holdings, Inc.*^	146,532
4,149	Signet Jewelers, Ltd.^	273,544
5,594	Sleep Number Corp.*^	205,747
4,654	Sonic Automotive, Inc., Class A^	90,055
2,363	Sportsman’s Warehouse Holdings, Inc.*	13,824
1,752	Tailored Brands, Inc.^	44,133
289	Tandy Leather Factory, Inc.*	2,124
6,734	The Buckle, Inc.	155,219

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
6,893	The Container Store Group, Inc.*	$76,512
7,392	The Tile Shop Holdings, Inc.^	52,853
2,271	Tilly’s, Inc.	43,035
2,621	Urban Outfitters, Inc.*	107,199
4,282	Vitamin Shoppe, Inc.*	42,820
727	Winmark Corp.	120,682
3,700	Zumiez, Inc.*	97,495

		7,498,656

Technology Hardware, Storage & Peripherals (0.3%):
3,723	3D Systems Corp.*^	70,365
1,308	Astro-Med, Inc.	28,253
7,288	Avid Technology, Inc.*^	43,218
1,901	CCUR Holdings, Inc.	9,220
1,813	Cray, Inc.*^	38,980
4,887	Diebold, Inc.^	21,992
4,412	Electronics for Imaging, Inc.*^	150,360
2,226	NCR Corp.*^	63,241
2,458	Stratasys, Ltd.*	56,805
5,858	Super Micro Computer, Inc.*^	120,732
1,590	TransAct Technologies, Inc.	22,896

		626,062

Textiles, Apparel & Luxury Goods (1.2%):
8,448	Crocs, Inc.*^	179,858
2,291	Culp, Inc.	55,442
4,229	Deckers Outdoor Corp.*	501,474
6,596	G-III Apparel Group, Ltd.*^	317,861
816	Lakeland Industries, Inc.*	10,853
2,740	Oxford Industries, Inc.^	247,148
683	Perry Ellis International, Inc.*	18,666
1,515	Rocky Brands, Inc.	42,875
6,949	Sequential Brands Group, Inc.*	11,605
8,174	Steven Madden, Ltd.	432,405
957	Unifi, Inc.*	27,112
1,916	Vera Bradley, Inc.*	29,238
10,479	Wolverine World Wide, Inc.	409,205

		2,283,742

Thrifts & Mortgage Finance (2.5%):
8,516	Axos Financial, Inc.*^	292,866
2,838	BankFinancial Corp.	45,238
8,886	Beneficial Bancorp, Inc.	150,173
1,659	BSB Bancorp, Inc.*^	54,083
15,845	Capitol Federal Financial, Inc.	201,865
280	Citizens Community Bancorp, Inc.	3,920
993	Coastway Bancorp, Inc.*	28,003
4,896	Dime Community Bancshares	87,394
1,537	ESSA Bancorp, Inc.	24,992
2,550	Essent Group, Ltd.*	112,838
696	Federal Agricultural Mortgage Corp.	50,237
242	First Capital, Inc.	9,276
1,180	First Defiance Financial Corp.	35,530
6,849	Flagstar Bancorp, Inc.*	215,538
574	FS Bancorp, Inc.	31,983
195	Guaranty Federal Bankshares, Inc.	4,680
681	Hamilton Bancorp, Inc.*	9,738
301	Hingham Institution for Savings	66,163
629	HMN Financial, Inc.*	12,895
973	Home Bancorp, Inc.	42,306
43	Home Federal Bancorp, Inc.	1,462
3,414	HomeStreet, Inc.*	90,471
1,446	HopFed Bancorp, Inc.	25,305
869	IF Bancorp, Inc.	20,030
865	Impac Mortgage Holdings, Inc.*	6,479
8,131	Kearny Financial Corp.	112,614
390	Kentucky First Federal Bancorp	3,120

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
955	LendingTree, Inc.*^	$219,746
940	Malvern Bancorp, Inc.*^	22,513
6,412	Meridian Bancorp, Inc.	109,004
1,197	Meta Financial Group, Inc.	98,932
676	MSB Financial Corp.	13,790
3,627	NMI Holdings, Inc., Class A*	82,152
6,978	Northfield Bancorp, Inc.	111,090
11,531	Northwest Bancshares, Inc.^	199,717
5,723	Oceanfirst Financial Corp.^	155,780
198	Oconee Federal Financial Corp.	5,332
16,927	Ocwen Financial Corp.*	66,692
6,648	Oritani Financial Corp.	103,376
4,022	PennyMac Financial Services, Inc., Class A	84,060
2,981	PHH Corp.*	32,761
1,677	Provident Financial Holdings, Inc.	30,689
2,873	Provident Financial Services, Inc.	70,532
1,685	Prudential Bancorp, Inc.	29,167
1,982	Riverview Bancorp, Inc.	17,521
2,881	Security National Financial Corp., Class A*	14,981
671	Severn Bancorp, Inc.	6,576
1,709	SI Financial Group, Inc.	23,926
707	Southern Missouri Bancorp, Inc.	26,350
1,815	Territorial Bancorp, Inc.	53,633
15,166	TrustCo Bank Corp.	128,911
7,757	United Community Financial Corp.	75,010
6,358	United Financial Bancorp, Inc.	107,005
9,516	Washington Federal, Inc.^	304,513
4,703	Waterstone Financial, Inc.	80,656
4,268	Wawlker & Dunlop, Inc.	225,692
3,601	Western New England BanCorp, Inc.	38,891
47,577	Wmih Corp.*	66,132
4,073	WSFS Financial Corp.	192,042
35	WVS Financial Corp.	560

		4,536,931

Tobacco (0.2%):
1,419	Pyxus International, Inc.*	32,637
491	Turning Point Brands, Inc.	20,357
975	Universal Corp.	63,375
18,828	Vector Group, Ltd.^	259,450

		375,819

Trading Companies & Distributors (1.4%):
311	AeroCentury Corp.*	4,821
1,597	Air Lease Corp.^	73,270
3,318	Aircastle, Ltd.	72,697
5,198	Applied Industrial Technologies, Inc.	406,745
8,168	Beacon Roofing Supply, Inc.*	295,600
676	BlueLinx Holdings, Inc.*	21,287
2,473	BMC Stock Holdings, Inc.*	46,121
2,824	CAI International, Inc.*	64,585
2,504	DXP Enterprises, Inc.*	100,335
1,463	Envirostar, Inc.^	56,984
1,904	GATX Corp.^	164,867
1,239	H&E Equipment Services, Inc.	46,809
1,116	Herc Holdings, Inc.*	57,139
4,781	Huttig Building Products, Inc.*	20,176
4,012	Kaman Corp., Class A^	267,921
373	Lawson Products, Inc.*	12,645
4,569	MRC Global, Inc.*	85,760
4,852	NOW, Inc.*^	80,301
2,681	Rush Enterprises, Inc., Class A	105,390
2,017	Systemax, Inc.	66,440
7,847	Textainer Group Holdings, Ltd.*^	100,442

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
2,765	Titan Machinery, Inc.*^	$42,816
577	TransAct Technologies, Inc.*	13,184
5,731	Triton International, Ltd.	190,671
1,668	Univar, Inc.*	51,141
2,676	Veritiv Corp.*^	97,406
3,460	WESCO International, Inc.*	212,617

		2,758,170

Transportation Infrastructure (0.1%):
3,133	Macquarie Infrastructure Corp.^	144,525

Water Utilities (0.6%):
4,757	American States Water Co.	290,843
1,221	Artesian Resources Corp.	44,908
7,681	California Water Service Group	329,516
1,558	Connecticut Water Service, Inc.	108,078
2,756	Consolidated Water Co., Ltd.	38,171
2,508	Middlesex Water Co.	121,437
669	Pure Cycle Corp.*	7,727
2,763	SJW Corp.	168,957
1,642	York Water Co. (The)	49,917

		1,159,554

Wireless Telecommunication Services (0.5%):
6,783	Boingo Wireless, Inc.*^	236,727
7,479	Shenandoah Telecommunications Co.	289,811
2,722	Spok Holdings, Inc.	41,919
9,308	Telephone & Data Systems, Inc.	283,242
1,049	United States Cellular Corp.*	46,974

		898,673

Total Common Stocks (Cost $149,139,011)		184,462,252

Preferred Stock (0.0%):
Media (0.0%):
430	GCI Liberty, Inc., Class A, 7.00%, 10/15/18	10,780

Total Preferred Stock (Cost $3,517)		10,780

Rights (0.0%):
Chemicals (0.0%):
4,314	Schulman, Inc. CVR, Expires on 12/31/49*(a)(b)	8,240

Media (0.0%):
21,894	Media General, Inc. CVR, Expires on 12/31/49*(a)(b)	2,189

Total Rights (Cost $6,785)		10,429

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (26.1%):
$48,394,393	AZL DFA U.S. Small Cap Fund Securities Lending Collateral Account(c)	48,394,393

Total Securities Held as Collateral for Securities on Loan (Cost $48,394,393)		48,394,393

Unaffiliated Investment Company (0.2%):
359,375	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.91%(d)	359,375

Total Unaffiliated Investment Company (Cost $359,375)		359,375

Total Investment Securities (Cost $197,903,081) - 126.0%		233,237,229

Contracts, Shares, Notional Amount or Principal Amount	Fair Value
Unaffiliated Investment Company (continued)
Net other assets (liabilities) - (26.0)%	$(48,117,267)

Net Assets - 100.0%	$185,119,962

Percentages indicated are based on net assets as of September 30, 2018.

ADR	-	American Depositary Receipt
CVR	-	Contingency Valued Rights

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2018. The total value of securities on loan as of September 30, 2018, was $47,353,068.
(a)

The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2018, these securities represent 0.09% of the net assets of the Fund.

(b)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2018. The total of all such securities represent 0.01% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2018.
(d)	The rate represents the effective yield at September 30, 2018.

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (3.8%):
$ 6,930,000	Aebor Realty Collateralized Loan, Class A, Series 2017-FL1, 3.46%(US0001M+130bps), 4/15/27, Callable 11/15/19 @ 100(a)	$6,956,049
2,458,205	American Homes 4 Rent LLC, Class A, Series 2014-SFR3, 3.68%, 12/17/36(a)	2,446,040
3,564,025	AmeriCredit Automobile Receivables Trust, Class A3, Series 2016-3, 1.46%, 5/10/21, Callable 9/8/20 @ 100	3,549,186
2,079,735	AmeriCredit Automobile Receivables Trust, Class A3, Series 2016-4, 1.53%, 7/8/21, Callable 10/8/20 @ 100	2,069,297
1,000,000	Cent CLO LP, Class A1R, Series 2014-22A, 3.75%(US0003M+141bps), 11/7/26, Callable 11/7/18 @ 100(a)	1,000,656
2,000,000	Chase Issuance Trust, Class A5, Series 2016-A5, 1.27%, 7/15/21	1,977,403
8,160,000	Chesapeake Funding II LLC, Class A1, Series 2018-1A, 3.04%, 4/15/30, Callable 4/15/21 @ 100(a)	8,139,535
2,210,000	Citibank Credit Card Issuance Trust, Class A1, Series 2014-A1, 2.88%, 1/23/23	2,198,500
3,335,000	Citibank Credit Card Issuance Trust, Class A3, Series 2017-A3, 1.92%, 4/7/22	3,282,301
4,730,000	Credit Acceptance Auto Loan Trust, Class A, Series 2018-3A, 3.55%, 8/15/27, Callable 10/15/21 @ 100(a)	4,722,669
245,393	Drive Auto Receivables Trust, Class A3, Series 2017-3, 1.85%, 4/15/20, Callable 5/15/20 @ 100	245,231
1,495,000	Ford Credit Floorplan Master Owner Trust, Class A, Series 2014-2, 2.66%(US0001M+50bps), 2/15/21	1,497,813
1,855,000	Golden Credit Card Trust, Class A, Series 2015-2A, 2.02%, 4/15/22(a)	1,824,176
4,038,965	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2017-1, 3.50%, 1/25/47, Callable 9/25/38 @ 100(a)(b)	4,013,643
3,400,000	LoanCore Issuer, Ltd., Class A, Series 2018-CRE1, 3.29%(US0001M+113bps), 5/15/28, Callable 5/15/20 @ 100(a)	3,406,416
437,588	Navient Student Loan Trust, Class A, Series 2014-CTA, 2.86%(US0001M+70bps), 9/16/24, Callable 9/15/21 @ 100(a)	438,070
1,255,903	Navient Student Loan Trust, Class A2A, Series 2016-AA, 3.91%, 12/15/45, Callable 1/15/30 @ 100(a)	1,270,893
879,202	OCP CLO, Ltd., Class A1R, Series 2012-2A, 3.71%(US0003M+140bps), 11/22/25, Callable 11/22/18 @ 100(a)	879,687

Principal Amount		Fair Value
Asset Backed Securities, continued
$ 677,161	OneMain Financial Issuance Trust, Class A, Series 2015-1A, 3.19%, 3/18/26, Callable 10/18/18 @ 101(a)	$678,015
480,000	PFS Financing Corp., Class A, Series 2016-BA, 1.87%, 10/15/21(a)	474,013
2,039,618	Progress Residential Trust, Class A, Series 2015-SFR2, 2.74%, 6/12/32(a)	2,010,717
465,029	SMB Private Education Loan Trust, Class A2A, Series 2015-B, 2.98%, 7/15/27, Callable 4/15/27 @ 100(a)	462,220
2,250,000	SMB Private Education Loan Trust, Class A2A, Series 2017-A, 2.88%, 9/15/34(a)	2,198,198
210,895	SMB Private Education Loan Trust, Class A2A, Series 2016-A, 2.70%, 5/15/31(a)(b)	206,783
3,710,000	SMB Private Education Loan Trust, Class A2A, Series 2018-B, 3.60%, 1/15/37(a)	3,689,644
1,500,000	SMB Private Education Loan Trust, Class A2A, Series 2017-B, 2.82%, 10/15/35(a)	1,451,150
900,000	SMB Private Education Loan Trust, Class A2B, Series 2017-B, 2.91%(US0001M+75bps), 10/15/35(a)	902,850
2,111,144	Social Professional Loan Program, Class A2, Series 2015-D, 2.72%, 10/27/36, Callable 7/25/24 @ 100(a)	2,073,271
728,501	Social Professional Loan Program, Class A2, Series 2015-C, 2.51%, 8/25/33, Callable 5/25/23 @ 100(a)	713,436
5,850,000	SoFi Professional Loan Program LLC, Class A2FX, Series 2017-F, 2.84%, 1/25/41, Callable 10/25/26 @ 100(a)	5,671,305
925,200	Springleaf Funding Trust, Class A, Series 2015-AA, 3.16%, 11/15/24, Callable 10/15/18 @ 100(a)	925,236
2,435,000	Synchrony Credit Card Master Note Trust, Class A, Series 2012-7, 1.76%, 9/15/22	2,408,370
435,000	World Financial Network Credit Card Master Trust, Class A, Series 2012-A, 3.14%, 1/17/23	435,867
2,000,000	World Financial Network Credit Card Master Trust, Class A, Series 2016-C, 1.72%, 8/15/23	1,974,361
Total Asset Backed Securities (Cost $76,954,286)		76,193,001

Collateralized Mortgage Obligations (3.7%):
4,840,000	BBCMS Mortgage Trust, Class A, Series 2018-TALL, 2.88%(US0001M+72bps), 3/15/37(a)	4,836,971
1,847,000	Caesars Palace Las Vegas Trust, Class A, Series 2017-VICI, 3.53%, 10/15/34(a)	1,845,586

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 1,300,000	CIFC Funding, Ltd., Class ARR, Series 2015-1A, 3.46%(US0003M+111bps), 1/22/31, Callable 1/22/20 @ 100(a)	$1,296,425
3,030,000	Citigroup Commercial Mortgage Trust, Class A5, Series 2014-GC21, 3.86%, 5/10/47	3,074,661
3,360,000	Cityline Commercial Mortgage Trust, Class A, Series 2016-CLNE, 2.87%, 11/10/31(a)(b)	3,238,457
667,000	Commercial Mortgage Loan Trust, Class A5, Series 2015-CR24, 3.70%, 8/10/48	669,017
1,279,058	Commercial Mortgage Loan Trust, Class AM, Series 2013-CR7, 3.31%, 3/10/46, Callable 4/6/23 @ 100(a)	1,250,470
8,970,000	Commercial Mortgage Loan Trust, Class A, Series 2014-TWC, 2.98%(US0001M+85bps), 2/13/32(a)	8,978,406
3,720,000	Cosmopolitan Hotel Trust, Class A, Series 2017-CSMO, 3.09%(US0001M+93bps), 11/15/36(a)	3,724,639
1,102,420	Credit Suisse Mortgage Trust, Class A, Series 2016-MFF, 3.76%(US0001M+160bps), 11/15/33(a)	1,107,638
2,760,000	CSAIL Commercial Mortgage Trust, Class A5, Series 2018-CX11, 4.03%, 4/15/51(b)	2,798,654
515,362	GAHR Commercial Mortgage Trust, Class AFL1, Series 2015-NRF, 3.61%(US0001M+130bps), 12/15/34(a)	515,523
640,000	GAHR Commercial Mortgage Trust, Class AFX, Series 2015-NRF, 3.23%, 12/15/34(a)	639,999
1,100,000	GS Mortgage Securities Trust, Class A, Series 2012-SHOP, 2.93%, 6/5/31(a)	1,100,500
1,185,000	GS Mortgage Securities Trust, Class B, Series 2018-CHLL, 3.21%(US0001M+105bps), 2/15/37(a)	1,186,481
1,525,000	IMT Trust, Class BFX, Series 2017-APTS, 3.61%, 6/15/34(a)(b)	1,492,561
1,650,000	InTown Hotel Portfolio Trust, Class A, Series 2018-STAY, 2.86%(US0001M+70bps), 1/15/33(a)	1,649,017
242,431	JPMorgan Chase Commercial Mortgage Securities Corp., Class A, Series 2012-WLDN, 3.91%, 5/5/30(a)	243,440
5,065,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4FX, Series 2012-CBX, 3.48%, 6/15/45(a)	5,070,385

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 2,920,849	JPMorgan Mortgage Trust, Class A6, Series 2017-2, 3.00%, 5/25/47, Callable 10/25/38 @ 100(a)(b)	$2,853,605
3,221,973	JPMorgan Mortgage Trust, Class A6, Series 2017-4, 3.00%, 11/25/48, Callable 6/25/39 @ 100(a)(b)	3,149,730
1,180,000	Latitude Management Real Estate Capital, Class A, Series 2016-CRE2, 2.70%(US0001M+170bps), 11/24/31(a)	1,180,000
2,600,000	Merrill Lynch Mortgage Trust, Class E, Series 2005-MKB2, 6.53%, 9/12/42(b)	2,673,769
1,300,000	Morgan Stanley Bank of America Merrill Lynch Trust, Class A3, Series 2015-C24, 3.48%, 5/15/48	1,284,638
1,540,000	Morgan Stanley Capital I Trust, Class A4, Series 2016-BNK2, 3.05%, 11/15/49	1,455,981
1,740,000	Morgan Stanley Capital I Trust, Class A, Series 2014-MP, 3.47%, 8/11/33(a)	1,750,030
4,477,350	One Lincoln Street Commercial Mortgage, Class A1, Series 2004-C3, 5.72%, 10/15/30(a)(b)	4,782,079
800,000	OZLM, Ltd., Class A1R, Series 2014-7RA, 3.35%(US0003M+101bps), 7/17/29, Callable 7/17/19 @ 100(a)	797,600
1,729,534	Seasoned Credit Risk Transfer Trust, Class MA, Series 2018-2, 3.50%, 11/25/57, Callable 3/25/35 @ 100	1,712,977
125,000	SG Commercial Mortgage Securities Trust, Class A4, Series 2016-C5, 3.06%, 10/10/48	118,460
690,592	SMB Private Education Loan Trust, Class A2B, Series 2014-A, 3.31%(US0001M+115bps), 5/15/26, Callable 6/15/29 @ 100(a)	698,015
290,962	SMB Private Education Loan Trust, Class A2A, Series 2016-B, 2.43%, 2/17/32(a)(b)	281,117
120,000	Social Professional Loan Program, Class A2B, Series 2016-D, 2.34%, 4/25/33, Callable 11/25/25 @ 100(a)	116,345
415,479	Tharaldson Hotel Portfolio Trust, Class A, Series 2018-THL, 2.87%(US0001M+75bps), 11/11/34(a)	415,349
1,460,000	VNO Mortgage Trust, Class A, Series 2013-PENN, 3.81%, 12/13/29(a)	1,472,552
170,000	Waldorf Astoria Boca Raton Trust, Class A, Series 2016-BOCA, 3.51%(US0001M+135bps), 6/15/29(a)	170,106
1,250,000	Wells Fargo Commercial Mortgage Trust, Class AS, Series 2015-NXS1, 3.41%, 5/15/48	1,215,925

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 975,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-C28, 3.54%, 5/15/48	$970,315
1,635,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-NXS4, 3.72%, 12/15/48	1,631,327
10,676,662	Wells Fargo Commercial Mortgage Trust, Class XA, Series 2016-LC25, 1.22%, 12/15/59(b)	603,727
940,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2018-C46, 4.15%, 8/15/51	955,569

Total Collateralized Mortgage Obligations (Cost $76,894,338)		75,008,046

Corporate Bonds (23.2%):
Aerospace & Defense (2.1%):
715,000	BAE Systems Holdings, Inc., 3.80%, 10/7/24(a)	708,404
95,000	BAE Systems plc, 3.85%, 12/15/25, Callable 9/15/25 @ 100(a)	93,193
1,855,000	General Dynamics Corp., 3.75%, 5/15/28, Callable 2/15/28 @ 100	1,862,290
135,000	Harris Corp., 2.70%, 4/27/20, Callable 3/27/20 @ 100	133,665
1,000,000	Harris Corp., 3.83%, 4/27/25, Callable 1/27/25 @ 100	980,790
1,545,000	Harris Corp., 4.40%, 6/15/28, Callable 3/15/28 @ 100	1,550,556
370,000	Harris Corp., 5.05%, 4/27/45, Callable 10/27/44 @ 100	389,292
1,565,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25, Callable 11/15/20 @ 102.5(a)	1,621,027
2,995,000	Huntington Ingalls Industries, Inc., 3.48%, 12/1/27, Callable 9/1/27 @ 100	2,805,117
290,000	L3 Communications Holdings Corp., 3.95%, 5/28/24, Callable 2/28/24 @ 100^	285,893
1,685,000	L3 Technologies, Inc., 3.85%, 12/15/26, Callable 9/15/26 @ 100	1,620,985
1,495,000	L3 Technologies, Inc., 4.40%, 6/15/28, Callable 3/15/28 @ 100^	1,490,622
3,503,000	Lockheed Martin Corp., 2.90%, 3/1/25, Callable 12/1/24 @ 100^	3,349,932
2,000	Lockheed Martin Corp., 3.55%, 1/15/26, Callable 10/15/25 @ 100	1,977
319,000	Lockheed Martin Corp., 4.50%, 5/15/36, Callable 11/15/35 @ 100	332,515
710,000	Lockheed Martin Corp., 4.07%, 12/15/42	690,150
1,605,000	Lockheed Martin Corp., 3.80%, 3/1/45, Callable 9/1/44 @ 100	1,501,884
785,000	Lockheed Martin Corp., 4.70%, 5/15/46, Callable 11/15/45 @ 100^	836,847
724,000	Lockheed Martin Corp., 4.09%, 9/15/52, Callable 3/15/52 @ 100	689,276
615,000	Northrop Grumman Corp., 2.08%, 10/15/20^	601,490
1,810,000	Northrop Grumman Corp., 3.25%, 8/1/23^	1,778,239

Principal Amount		Fair Value
Corporate Bonds, continued
Aerospace & Defense, continued
$ 4,602,000	Northrop Grumman Corp., 2.93%, 1/15/25, Callable 11/15/24 @ 100^	$4,371,708
1,891,000	Northrop Grumman Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100	1,778,149
1,730,000	Northrop Grumman Corp., 4.03%, 10/15/47, Callable 4/15/47 @ 100	1,622,368
280,000	Raytheon Co., 7.20%, 8/15/27	349,555
1,800,000	Rockwell Collins, Inc., 2.80%, 3/15/22, Callable 2/15/22 @ 100	1,751,752
1,385,000	Spirit AeroSystems, Inc., 3.95%, 6/15/23, Callable 5/15/23 @ 100^	1,378,652
5,805,000	United Technologies Corp., 3.35%, 8/16/21	5,796,868
500,000	United Technologies Corp., 4.50%, 6/1/42	494,308
760,000	United Technologies Corp., 3.75%, 11/1/46, Callable 5/1/46 @ 100	665,130
105,000	United Technologies Corp., 4.63%, 11/16/48, Callable 5/16/48 @ 100	105,585

		41,638,219

Air Freight & Logistics (0.1%):
500,000	FedEx Corp., 3.88%, 8/1/42	443,619
1,315,000	FedEx Corp., 4.55%, 4/1/46, Callable 10/1/45 @ 100	1,287,879
615,000	FedEx Corp., 4.40%, 1/15/47, Callable 7/15/46 @ 100	587,429

		2,318,927

Airlines (0.2%):
734,695	Amer Airln 15-2 B PTT, 4.40%, 3/22/25	732,786
593,081	American Airlines, Series A, 3.38%, 11/1/28	570,840
528,965	American Airlines Pass Through Trust, Class AA, Series 2015-2, 3.60%, 3/22/29	515,540
474,961	Continental Airlines, Class A, Series 2012-A, 4.15%, 10/11/25	478,694
375,000	Delta Air Lines, Inc., 3.63%, 3/15/22, Callable 2/15/22 @ 100	370,308
400,000	Southwest Airlines Co., 2.75%, 11/16/22, Callable 10/16/22 @ 100	386,968
370,000	United Airlines Pass Through Trust, Class B, Series 2018-1, 4.60%, 9/1/27	369,272

		3,424,408

Auto Components (0.1%):
50,000	Delphi Corp., 4.15%, 3/15/24, Callable 12/15/23 @ 100	50,099
1,216,000	ZF North America Capital, Inc., 4.50%, 4/29/22(a)	1,231,215

		1,281,314

Automobiles (0.5%):
2,575,000	Daimler Finance North America LLC, 2.70%, 8/3/20^(a)	2,545,100
510,000	Ford Motor Co., 7.45%, 7/16/31	566,475
160,000	Ford Motor Co., 4.75%, 1/15/43	133,228
865,000	Ford Motor Co., 5.29%, 12/8/46, Callable 6/8/46 @ 100^	770,419
690,000	General Motors Co., 6.25%, 10/2/43	707,545
1,025,000	General Motors Co., 6.75%, 4/1/46, Callable 10/1/45 @ 100	1,109,465
540,000	General Motors Co., 5.40%, 4/1/48, Callable 10/1/47 @ 100^	504,068

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Automobiles, continued
$ 1,400,000	Nissan Motor Acceptance Corp., 3.15%, 3/15/21(a)	$1,388,634
1,390,000	Volkswagen Group of America Finance LLC, 2.40%, 5/22/20(a)	1,366,367

		9,091,301

Banks (3.3%):
2,230,000	Bank of America Corp., Series G, 2.63%, 4/19/21^	2,194,202
7,430,000	Bank of America Corp., Series G, 2.37%(US0003M+66bps), 7/21/21, Callable 7/21/20 @ 100	7,299,604
185,000	Bank of America Corp., 4.13%, 1/22/24, MTN	187,954
5,560,000	Bank of America Corp., 3.55%(US0003M+78bps), 3/5/24, Callable 3/5/23 @ 100	5,496,165
1,095,000	Bank of America Corp., 4.00%, 4/1/24^	1,105,948
625,000	Bank of America Corp., 3.86%(US0003M+94bps), 7/23/24, Callable 7/23/23 @ 100, MTN	624,997
4,570,000	Bank of America Corp., 4.20%, 8/26/24, MTN	4,591,365
455,000	Bank of America Corp., 4.00%, 1/22/25, MTN	449,022
1,810,000	Bank of America Corp., Series G, 3.50%, 4/19/26	1,749,930
1,040,000	Bank of America Corp., 3.82%(US0003M+158bps), 1/20/28, Callable 1/20/27 @ 100, MTN	1,012,046
380,000	Bank of America Corp., 4.24%(US0003M+181bps), 4/24/38, Callable 4/24/37 @ 100	370,972
920,000	Citigroup, Inc., 2.45%, 1/10/20, Callable 12/10/19 @ 100	911,969
830,000	Citigroup, Inc., 2.40%, 2/18/20	822,129
1,030,000	Citigroup, Inc., 2.65%, 10/26/20	1,016,610
920,000	Citigroup, Inc., 2.88%(US0003M+95bps), 7/24/23, Callable 7/24/22 @ 100	889,410
1,545,000	Citigroup, Inc., 4.40%, 6/10/25	1,545,257
225,000	Citigroup, Inc., 4.08%(US0003M+119bps), 4/23/29, Callable 4/23/28 @ 100	220,837
965,000	Citizens Bank NA, 2.20%, 5/26/20, Callable 4/26/20 @ 100	946,336
250,000	Citizens Bank NA, 2.55%, 5/13/21, Callable 4/13/21 @ 100	243,552
40,000	Citizens Financial Group, Inc., 2.38%, 7/28/21, Callable 6/28/21 @ 100	38,591
1,042,000	Fifth Third Bank, Series B, 3.85%, 3/15/26, Callable 2/15/26 @ 100	1,017,089
850,000	HSBC USA, Inc., 2.35%, 3/5/20	840,684
435,000	HSBC USA, Inc., 5.00%, 9/27/20	447,550
470,000	Huntington National Bank (The), 2.40%, 4/1/20, Callable 3/1/20 @ 100	463,937
20,000	JPMorgan Chase & Co., 2.75%, 6/23/20, Callable 5/23/20 @ 100	19,850
1,720,000	JPMorgan Chase & Co., 2.30%, 8/15/21, Callable 8/15/20 @ 100	1,672,339
125,000	JPMorgan Chase & Co., 4.50%, 1/24/22	128,859

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$ 7,934,000	JPMorgan Chase & Co., 2.78%(US0003M+94bps), 4/25/23, Callable 4/25/22 @ 100	$7,706,389
445,000	JPMorgan Chase & Co., 3.38%, 5/1/23	436,813
3,025,000	JPMorgan Chase & Co., 3.56%(US0003M+73bps), 4/23/24, Callable 4/23/23 @ 100	2,993,459
300,000	JPMorgan Chase & Co., 3.20%, 6/15/26, Callable 3/15/26 @ 100	284,365
86,000	JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	79,952
3,710,000	JPMorgan Chase & Co., 3.78%(US0003M+134bps), 2/1/28, Callable 2/1/27 @ 100	3,610,451
470,000	JPMorgan Chase & Co., 3.54%(US0003M+138bps), 5/1/28, Callable 5/1/27 @ 100	448,919
2,320,000	JPMorgan Chase & Co., 3.51%(US0003M+95bps), 1/23/29, Callable 1/23/28 @ 100	2,197,491
470,000	JPMorgan Chase & Co., 4.20%(US0003M+126bps), 7/23/29, Callable 7/23/28 @ 100	468,602
625,000	Key Bank NA, Series B, 2.50%, 12/15/19	621,656
250,000	KeyBank NA, Series B, 3.35%, 6/15/21	249,670
500,000	KeyBank NA, Series B, 2.40%, 6/9/22	480,309
200,000	KeyCorp, 2.90%, 9/15/20	198,637
245,000	SunTrust Banks, Inc., 4.00%, 5/1/25, Callable 3/1/25 @ 100^	245,612
440,000	Synovus Financial Corp., 3.13%, 11/1/22, Callable 10/1/22 @ 100	422,585
790,000	US Bank NA, 2.05%, 10/23/20, Callable 9/23/20 @ 100, MTN	773,719
128,000	Wachovia Corp., 5.50%, 8/1/35	138,407
514,000	Wells Fargo & Co., Series G, 2.60%, 7/22/20	508,901
2,200,000	Wells Fargo & Co., 2.63%, 7/22/22, MTN	2,124,873
320,000	Wells Fargo & Co., 4.13%, 8/15/23^	323,907
250,000	Wells Fargo & Co., 3.00%, 4/22/26	232,655
1,257,000	Wells Fargo & Co., 3.00%, 10/23/26	1,166,432
655,000	Wells Fargo & Co., Series G, 4.30%, 7/22/27^	652,520
4,290,000	Wells Fargo Bank NA, 2.60%, 1/15/21	4,217,739
330,000	Zions Bancorp NA, 3.50%, 8/27/21	328,093

		67,219,360

Beverages (0.5%):
2,285,000	Anheuser-Busch InBev NV, 4.70%, 2/1/36, Callable 8/1/35 @ 100	2,288,067
1,625,000	Anheuser-Busch InBev NV, 4.90%, 2/1/46, Callable 8/1/45 @ 100	1,643,397
685,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	664,891
720,000	Constellation Brands, Inc., 3.60%, 2/15/28, Callable 11/15/27 @ 100	673,710
150,000	Dr Pepper Snapple Group, Inc., 4.42%, 12/15/46, Callable 6/15/46 @ 100^	136,865

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Beverages, continued
$ 315,000	Maple Escrow Subsidiary, Inc., 3.55%, 5/25/21(a)	$314,429
650,000	Maple Escrow Subsidiary, Inc., 4.06%, 5/25/23, Callable 4/25/23 @ 100^(a)	651,135
1,150,000	Molson Coors Brewing Co., 1.90%, 3/15/19	1,145,448
675,000	Molson Coors Brewing Co., 2.25%, 3/15/20, Callable 2/15/20 @ 100	665,141
200,000	PepsiCo, Inc., 2.38%, 10/6/26, Callable 7/6/26 @ 100	183,301
730,000	PepsiCo, Inc., 3.00%, 10/15/27, Callable 7/15/27 @ 100^	696,827
200,000	PepsiCo, Inc., 3.45%, 10/6/46, Callable 4/6/46 @ 100^	180,343
415,000	PepsiCo, Inc., 4.00%, 5/2/47, Callable 11/2/46 @ 100^	407,282

		9,650,836

Biotechnology (0.5%):
1,130,000	AbbVie, Inc., 3.38%, 11/14/21	1,128,453
2,250,000	AbbVie, Inc., 3.60%, 5/14/25, Callable 2/14/25 @ 100	2,177,705
265,000	AbbVie, Inc., 4.70%, 5/14/45, Callable 11/14/44 @ 100	254,608
240,000	AbbVie, Inc., 4.45%, 5/14/46, Callable 11/14/45 @ 100	220,623
570,000	Amgen, Inc., 2.20%, 5/11/20^	561,865
500,000	Amgen, Inc., 1.85%, 8/19/21, Callable 7/19/21 @ 100	479,775
640,000	Amgen, Inc., 2.60%, 8/19/26, Callable 5/19/26 @ 100	579,367
350,000	Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	338,812
254,000	Amgen, Inc., 4.56%, 6/15/48, Callable 12/15/47 @ 100	249,094
304,000	Amgen, Inc., 4.66%, 6/15/51, Callable 12/15/50 @ 100	300,753
579,000	Baxalta, Inc., 4.00%, 6/23/25, Callable 3/23/25 @ 100	573,366
512,000	Celgene Corp., 3.88%, 8/15/25, Callable 5/15/25 @ 100	504,389
220,000	Celgene Corp., 3.90%, 2/20/28, Callable 11/20/27 @ 100	211,764
50,000	Gilead Sciences, Inc., 2.50%, 9/1/23, Callable 7/1/23 @ 100	47,719
800,000	Gilead Sciences, Inc., 3.65%, 3/1/26, Callable 12/1/25 @ 100	785,601
230,000	Gilead Sciences, Inc., 4.80%, 4/1/44, Callable 10/1/43 @ 100	237,764
610,000	Gilead Sciences, Inc., 4.75%, 3/1/46, Callable 9/1/45 @ 100	628,761
880,000	Gilead Sciences, Inc., 4.15%, 3/1/47, Callable 9/1/46 @ 100	833,714

		10,114,133

Capital Markets (1.5%):
1,710,000	Ares Capital Corp., 4.25%, 3/1/25, Callable 1/1/25 @ 100	1,639,649
1,475,000	Bank of New York Mellon Corp. (The), 2.05%, 5/3/21, Callable 4/3/21 @ 100, MTN	1,430,885
260,000	Bank of New York Mellon Corp. (The), 2.95%, 1/29/23, Callable 12/29/22 @ 100^	253,627

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$ 185,000	Bank of New York Mellon Corp. (The), 3.00%, 10/30/28, Callable 7/30/28 @ 100	$169,520
335,000	Bank of New York Mellon Corp. (The), 3.30%, 8/23/29, Callable 5/23/29 @ 100, MTN^	313,758
950,000	Bank of New York Mellon Corp. (The), 4.62%(US0003M+313bps), 12/29/49, Callable 9/20/26 @ 100^	910,813
1,435,000	Chalres Schwab Corp., Series E, 4.62%(US0003M+332bps), 12/29/49, Callable 3/1/22 @ 100^	1,442,175
305,000	CME Group, Inc., 3.75%, 6/15/28, Callable 3/15/28 @ 100^	304,985
1,815,000	Goldman Sachs Group, Inc., 4.00%, 3/3/24^	1,820,986
425,000	Goldman Sachs Group, Inc., 3.48%(US0003M+117bps), 5/15/26, Callable 5/15/25 @ 100	425,259
1,320,000	Goldman Sachs Group, Inc., 3.69%(US0003M+151bps), 6/5/28, Callable 6/5/27 @ 100	1,256,325
2,140,000	Goldman Sachs Group, Inc., 4.22%(US0003M+130bps), 5/1/29, Callable 5/1/28 @ 100	2,108,664
580,000	Goldman Sachs Group, Inc. (The), 3.12%(US0003M+78bps), 10/31/22, Callable 10/31/21 @ 100	582,797
415,000	Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26, Callable 11/25/25 @ 100	403,241
106,000	Goldman Sachs Group, Inc. (The), 5.95%, 1/15/27^	115,915
1,385,000	Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27, Callable 1/26/26 @ 100^	1,343,713
45,000	Goldman Sachs Group, Inc. (The), 4.80%, 7/8/44, Callable 1/8/44 @ 100	45,925
605,000	Intercontinental Exchange, Inc., 2.75%, 12/1/20, Callable 11/1/20 @ 100	599,902
320,000	Intercontinental Exchange, Inc., 3.45%, 9/21/23, Callable 8/21/23 @ 100^	318,577
760,000	Intercontinental Exchange, Inc., 4.00%, 10/15/23	779,274
125,000	Intercontinental Exchange, Inc., 3.75%, 9/21/28, Callable 6/21/28 @ 100^	123,685
510,000	Intercontinental Exchange, Inc., 4.25%, 9/21/48, Callable 3/21/48 @ 100	502,276
1,555,000	Morgan Stanley, 3.75%, 2/25/23	1,554,709
2,880,000	Morgan Stanley, 3.13%, 7/27/26, MTN	2,683,178
3,750,000	Morgan Stanley, 3.63%, 1/20/27^	3,601,023
2,205,000	Morgan Stanley, 3.77%(US0003M+114bps), 1/24/29, Callable 1/24/28 @ 100^	2,116,567
760,000	Morgan Stanley, 4.38%, 1/22/47	738,561
320,000	S&P Global, Inc., 4.00%, 6/15/25, Callable 3/15/25 @ 100	320,892

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$ 741,000	State Street Corp., Series F, 5.25%(US0003M+360bps), 12/31/49, Callable 9/15/20 @ 100	$754,338
1,510,000	State Street Corp., Series H, 5.63%(US0003M+254bps), 12/31/99, Callable 12/15/23 @ 100	1,517,550

		30,178,769

Chemicals (0.1%):
49,000	Dow Chemical Co. (The), 4.38%, 11/15/42, Callable 5/15/42 @ 100	46,481
410,000	Eastman Chemical Co., 2.70%, 1/15/20, Callable 12/15/19 @ 100	407,839
220,000	Eastman Chemical Co., 4.65%, 10/15/44, Callable 4/15/44 @ 100	212,763
1,000,000	Ecolab, Inc., 2.70%, 11/1/26, Callable 8/1/26 @ 100	925,677
220,000	RPM International, Inc., 3.75%, 3/15/27, Callable 12/15/26 @ 100	209,061

		1,801,821

Commercial Services & Supplies (0.1%):
535,000	Republic Services, Inc., 3.20%, 3/15/25, Callable 12/15/24 @ 100	514,743
45,000	Republic Services, Inc., 2.90%, 7/1/26, Callable 4/1/26 @ 100^	41,862
575,000	Republic Services, Inc., 3.38%, 11/15/27, Callable 8/15/27 @ 100	548,369
1,310,000	Republic Services, Inc., 3.95%, 5/15/28, Callable 2/15/28 @ 100	1,301,972

		2,406,946

Communications Equipment (0.0%):
35,000	Cisco Systems, Inc., 2.20%, 9/20/23, Callable 7/20/23 @ 100	33,313
50,000	Juniper Networks, Inc., 4.35%, 6/15/25, Callable 3/15/25 @ 100^	49,858
400,000	Motorola Solutions, Inc., 3.50%, 9/1/21	396,982
224,000	Motorola Solutions, Inc., 4.00%, 9/1/24^	219,572

		699,725

Consumer Finance (1.4%):
595,000	American Express Co., 3.70%, 8/3/23, Callable 7/3/23 @ 100	591,996
320,000	American Express Co., 3.00%, 10/30/24, Callable 9/29/24 @ 100^	305,665
530,000	American Express Credit Corp., 2.38%, 5/26/20, Callable 4/25/20 @ 100	523,435
335,000	Capital One Financial Corp., 3.75%, 7/28/26, Callable 6/28/26 @ 100^	312,612
3,810,000	Capital One NA, 2.35%, 1/31/20, Callable 12/31/19 @ 100	3,767,643
455,000	Discover Bank, 2.60%, 11/13/18, Callable 10/15/18 @ 100	454,968
250,000	Discover Bank, 3.35%, 2/6/23, Callable 1/6/23 @ 100	242,769
370,000	Discover Bank, 3.45%, 7/27/26, Callable 4/27/26 @ 100	344,281
270,000	Ford Motor Credit Co. LLC, 3.16%, 8/4/20	267,356
705,000	Ford Motor Credit Co. LLC, 3.20%, 1/15/21	694,552
203,000	Ford Motor Credit Co. LLC, 3.34%, 3/18/21	200,110

Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$ 1,380,000	Ford Motor Credit Co. LLC, 3.81%, 10/12/21^	$1,370,174
1,550,000	Ford Motor Credit Co. LLC, 3.10%, 5/4/23	1,455,031
435,000	Ford Motor Credit Co. LLC, 3.66%, 9/8/24	406,792
810,000	Ford Motor Credit Co. LLC, 3.82%, 11/2/27, Callable 8/2/27 @ 100^	723,949
2,269,000	General Motors Financial Co., Inc., 3.20%, 7/13/20, Callable 6/13/20 @ 100	2,262,448
1,740,000	General Motors Financial Co., Inc., 2.45%, 11/6/20	1,705,240
755,000	General Motors Financial Co., Inc., 4.38%, 9/25/21	768,380
1,752,000	General Motors Financial Co., Inc., 3.95%, 4/13/24, Callable 2/13/24 @ 100	1,703,904
220,000	Hyundai Capital America, 2.40%, 10/30/18(a)	219,987
95,000	Hyundai Capital America, 2.50%, 3/18/19(a)	94,788
2,060,000	Hyundai Capital America, 1.75%, 9/27/19(a)	2,030,503
945,000	Hyundai Capital America, 2.55%, 4/3/20(a)	929,112
588,000	Hyundai Capital America, 3.00%, 10/30/20(a)	578,858
225,000	John Deere Capital Corp., 2.65%, 1/6/22, MTN^	220,463
1,285,000	Synchrony Bank, Series B, 3.65%, 5/24/21, Callable 4/24/21 @ 100	1,274,326
1,690,000	Synchrony Financial, 3.00%, 8/15/19, Callable 7/15/19 @ 100	1,686,557
2,250,000	Synchrony Financial, 2.70%, 2/3/20, Callable 1/3/20 @ 100	2,224,761
290,000	Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100^	262,710

		27,623,370

Containers & Packaging (0.1%):
715,000	International Paper Co., 4.35%, 8/15/48, Callable 2/15/48 @ 100	652,256
685,000	WestRock RKT Co., 4.90%, 3/1/22	707,163

		1,359,419

Diversified Consumer Services (0.1%):
145,000	California Institute of Technology, 4.32%, 8/1/45	152,363
360,000	Massachusetts Institute of Technology, 4.68%, 7/1/14	386,632
114,000	Pres & Fellows of Harvar, 3.15%, 7/15/46, Callable 1/15/46 @ 100	100,980
575,000	Pres & Fellows of Harvar, 3.30%, 7/15/56, Callable 1/15/56 @ 100	507,069

		1,147,044

Diversified Financial Services (0.2%):
1,870,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100(a)	1,856,337
135,000	Berkshire Hathaway, Inc., 2.75%, 3/15/23, Callable 1/15/23 @ 100	131,848
95,000	Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100^	91,653

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Financial Services, continued
$ 1,000,000	PPL Capital Funding, Inc., 3.40%, 6/1/23, Callable 3/1/23 @ 100	$982,307

		3,062,145

Diversified Telecommunication Services (0.9%):
1,000,000	AT&T, Inc., 2.80%, 2/17/21, Callable 1/17/21 @ 100^	985,272
150,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100^	152,978
185,000	AT&T, Inc., 3.95%, 1/15/25, Callable 10/15/24 @ 100^	182,150
3,476,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100(a)	3,342,860
170,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	158,825
122,000	AT&T, Inc., 5.35%, 9/1/40	120,991
2,465,000	AT&T, Inc., 4.35%, 6/15/45, Callable 12/15/44 @ 100	2,123,529
1,010,000	AT&T, Inc., 4.75%, 5/15/46, Callable 11/15/45 @ 100^	922,772
3,744,000	Verizon Communications, Inc., 4.33%, 9/21/28(a)	3,764,050
3,225,000	Verizon Communications, Inc., 4.50%, 8/10/33	3,198,460
510,000	Verizon Communications, Inc., 4.40%, 11/1/34, Callable 5/1/34 @ 100	497,343
222,000	Verizon Communications, Inc., 4.86%, 8/21/46	221,448
1,350,000	Verizon Communications, Inc., 5.50%, 3/16/47^	1,478,212

		17,148,890

Electric Utilities (1.5%):
430,000	AEP Texas, Inc., 2.40%, 10/1/22, Callable 9/1/22 @ 100	411,156
290,000	AEP Texas, Inc., 3.95%, 6/1/28, Callable 3/1/28 @ 100(a)	288,171
750,000	AEP Transmission Co. LLC, 4.25%, 9/15/48, Callable 3/15/48 @ 100	748,504
168,000	Alabama Power Co., Series 2011-C, 5.20%, 6/1/41	179,355
320,000	Alabama Power Co., 3.85%, 12/1/42	299,193
640,000	Alabama Power Co., 4.15%, 8/15/44, Callable 2/15/44 @ 100	621,607
480,000	Alabama Power Co., Series A, 4.30%, 7/15/48, Callable 1/15/48 @ 100	480,933
680,000	Alliant Energy Finance, 3.75%, 6/15/23, Callable 5/15/23 @ 100(a)	677,012
500,000	Baltimore Gas & Electric, 2.80%, 8/15/22, Callable 5/15/22 @ 100	486,599
500,000	Baltimore Gas & Electric, 2.40%, 8/15/26, Callable 5/15/26 @ 100^	451,216
900,000	Baltimore Gas & Electric Co., 3.75%, 8/15/47, Callable 2/15/47 @ 100^	825,747
220,000	Carolina Power & Light Co., 5.70%, 4/1/35	252,501
430,000	Carolina Power & Light Co., 4.10%, 3/15/43, Callable 9/15/42 @ 100	422,022
704,000	DTE Electric Co., 3.65%, 3/15/24, Callable 12/15/23 @ 100^	705,140
600,000	DTE Electric Co., 3.75%, 8/15/47, Callable 2/15/47 @ 100^	556,951

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$ 1,000,000	Duke Energy Carolinas, 4.25%, 12/15/41, Callable 6/15/41 @ 100	$1,001,583
555,000	Duke Energy Carolinas, 3.75%, 6/1/45, Callable 12/1/44 @ 100	511,790
465,000	Duke Energy Carolinas LLC, 3.95%, 3/15/48, Callable 9/15/47 @ 100	443,569
1,500,000	Duke Energy Corp., 1.80%, 9/1/21, Callable 8/1/21 @ 100	1,434,638
220,000	Duke Energy Corp., 3.05%, 8/15/22, Callable 5/15/22 @ 100	215,545
1,640,000	Duke Energy Corp., 3.95%, 10/15/23, Callable 7/15/23 @ 100	1,660,164
1,500,000	Duke Energy Corp., 2.65%, 9/1/26, Callable 6/1/26 @ 100	1,356,222
140,000	Duke Energy Corp., 3.75%, 9/1/46, Callable 3/1/46 @ 100^	123,026
45,000	Emera US Finance LP, 2.15%, 6/15/19	44,709
850,000	Entergy Louisiana LLC, 4.00%, 3/15/33, Callable 12/15/32 @ 100	852,055
65,000	Entergy Louisiana LLC, 4.20%, 9/1/48, Callable 3/1/48 @ 100	64,423
490,000	Entergy Texas, Inc., 3.45%, 12/1/27, Callable 9/1/27 @ 100	465,776
440,000	Eversource Energy, Series L, 2.90%, 10/1/24, Callable 8/1/24 @ 100	417,721
135,000	Exelon Corp., 2.85%, 6/15/20, Callable 5/15/20 @ 100	133,812
15,000	Exelon Corp., 2.45%, 4/15/21, Callable 3/15/21 @ 100^	14,578
35,000	Exelon Corp., 3.40%, 4/15/26, Callable 1/15/26 @ 100	33,491
92,000	Exelon Corp., 4.95%, 6/15/35, Callable 12/15/34 @ 100	96,445
163,000	Exelon Corp., 5.63%, 6/15/35	182,303
450,000	Florida Power & Light Co., 3.13%, 12/1/25, Callable 6/1/25 @ 100^	436,789
110,000	Florida Power & Light Co., 5.69%, 3/1/40	132,160
460,000	Florida Power & Light Co., 4.05%, 6/1/42, Callable 12/1/41 @ 100	454,412
170,000	Florida Power & Light Co., 3.80%, 12/15/42, Callable 6/15/42 @ 100^	161,799
340,000	Florida Power & Light Co., 3.70%, 12/1/47, Callable 6/1/47 @ 100^	313,108
120,000	Florida Power & Light Co., 4.13%, 6/1/48, Callable 12/1/47 @ 100	120,283
568,000	Georgia Power Co., 2.00%, 3/30/20	557,447
750,000	Georgia Power Co., 3.25%, 3/30/27, Callable 12/30/26 @ 100	699,566
120,000	Indiana Michigan Power Co., 4.25%, 8/15/48, Callable 2/15/48 @ 100	118,222
290,000	Mid-Atlantic Interstate Transmission LLC, 4.10%, 5/15/28(a)	287,373
365,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27, Callable 2/1/27 @ 100	351,173
110,000	Northern States Power Co., 3.40%, 8/15/42, Callable 2/15/42 @ 100^	98,076
320,000	Northern States Power Co., 3.60%, 5/15/46, Callable 11/15/45 @ 100	290,900
660,000	Northern States Power Co., 3.60%, 9/15/47, Callable 3/15/47 @ 100^	599,063

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$ 135,000	Northern States Power Co., 4.20%, 9/1/48, Callable 3/1/48 @ 100	$132,734
160,000	Ohio Power Co., Series G, 6.60%, 2/15/33	200,537
120,000	Ohio Power Co., 4.15%, 4/1/48, Callable 10/1/47 @ 100	118,821
170,000	Oncor Electric Delivery Co., LLC, 3.80%, 9/30/47, Callable 3/30/47 @ 100	160,757
170,000	Pacific Gas & Electric Co., 6.05%, 3/1/34	193,229
350,000	PacifiCorp, 4.13%, 1/15/49, Callable 7/15/48 @ 100	343,689
325,000	PacifiCorp., 5.75%, 4/1/37	386,401
660,000	PECO Energy Co., 3.90%, 3/1/48, Callable 9/1/47 @ 100	629,355
480,000	Public Service Electric & Gas Co., 3.65%, 9/1/28, Callable 6/1/28 @ 100, MTN	476,119
490,000	Southwestern Electric Power Co., Series M, 4.10%, 9/15/28, Callable 6/15/28 @ 100	490,075
600,000	Southwestern Public Service Co., 3.30%, 6/15/24, Callable 12/15/23 @ 100	590,139
395,000	Tampa Electric Co., 4.30%, 6/15/48, Callable 12/15/47 @ 100	392,559
510,000	Virginia Electric & Power Co., 3.45%, 9/1/22, Callable 6/1/22 @ 100	508,578
1,075,000	Virginia Electric & Power Co., Series A, 3.15%, 1/15/26, Callable 10/15/25 @ 100	1,033,188
215,000	Virginia Electric & Power Co., Series B, 2.95%, 11/15/26, Callable 8/15/26 @ 100	201,807
730,000	Virginia Electric & Power Co., Series A, 3.80%, 4/1/28, Callable 1/1/28 @ 100	728,322
25,000	Virginia Electric & Power Co., 6.35%, 11/30/37	31,372
2,110,000	Virginia Electric & Power Co., 4.00%, 1/15/43, Callable 7/15/42 @ 100	2,022,156
255,000	Virginia Electric & Power Co., Series C, 4.00%, 11/15/46, Callable 5/15/46 @ 100^	241,180

		29,959,346

Electrical Equipment (0.0%):
645,000	Eaton Corp., 2.75%, 11/2/22^	625,971

Electronic Equipment, Instruments & Components (0.1%):
40,000	Avnet, Inc., 4.63%, 4/15/26, Callable 1/15/26 @ 100^	39,737
1,505,000	Corning, Inc., 4.38%, 11/15/57, Callable 5/15/57 @ 100	1,318,129
450,000	Trimble, Inc., 4.15%, 6/15/23, Callable 5/15/23 @ 100^	450,266

		1,808,132

Energy Equipment & Services (0.1%):
75,000	Halliburton Co., 3.80%, 11/15/25, Callable 8/15/25 @ 100	74,358

Principal Amount		Fair Value
Corporate Bonds, continued
Energy Equipment & Services, continued
$ 790,000	Patterson-UTI Energy, Inc., 3.95%, 2/1/28, Callable 11/1/27 @ 100^	$730,905
610,000	Schlumberger Holdings Corp., 4.00%, 12/21/25, Callable 9/21/25 @ 100(a)	609,874

		1,415,137

Entertainment (0.2%):
1,020,000	Activision Blizzard, 3.40%, 9/15/26, Callable 6/15/26 @ 100	968,972
1,845,000	Activision Blizzard, Inc., 2.30%, 9/15/21, Callable 8/15/21 @ 100	1,790,781
1,600,000	Activision Blizzard, Inc., 3.40%, 6/15/27, Callable 3/15/27 @ 100	1,514,141

		4,273,894

Equity Real Estate Investment Trusts (0.2%):
25,000	Crown Castle International Corp., 3.40%, 2/15/21, Callable 1/15/21 @ 100	24,936
175,000	Crown Castle International Corp., 2.25%, 9/1/21, Callable 8/1/21 @ 100	168,095
2,000,000	Crown Castle International Corp., 5.25%, 1/15/23	2,096,731
535,000	Crown Castle International Corp., 3.70%, 6/15/26, Callable 3/15/26 @ 100	511,297
240,000	Crown Castle International Corp., 4.75%, 5/15/47, Callable 11/15/46 @ 100	227,529
410,000	Realty Income Corp., 3.00%, 1/15/27, Callable 10/15/26 @ 100	377,794

		3,406,382

Food & Staples Retailing (0.4%):
1,175,000	CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100^	1,168,851
2,750,000	CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100	2,728,438
695,000	CVS Health Corp., 5.05%, 3/25/48, Callable 9/25/47 @ 100	710,876
970,000	Sysco Corp., 3.55%, 3/15/25, Callable 1/15/25 @ 100^	949,021
255,000	Walgreen Co., 4.40%, 9/15/42	233,294
670,000	Walgreens Boots Alliance, Inc., 3.80%, 11/18/24, Callable 8/18/24 @ 100	661,676
527,000	Walgreens Boots Alliance, Inc., 3.45%, 6/1/26, Callable 3/1/26 @ 100	500,097
935,000	Walgreens Boots Alliance, Inc., 4.80%, 11/18/44, Callable 5/18/44 @ 100	907,683
295,000	Wal-Mart Stores, Inc., 3.55%, 6/26/25, Callable 4/26/25 @ 100	296,468
305,000	Wal-Mart Stores, Inc., 4.00%, 4/11/43, Callable 10/11/42 @ 100^	300,637
189,000	Wal-Mart Stores, Inc., 4.30%, 4/22/44, Callable 10/22/43 @ 100	195,220
140,000	Wal-Mart Stores, Inc., 4.05%, 6/29/48, Callable 12/29/47 @ 100	140,206

		8,792,467

Food Products (0.1%):
855,000	General Mills, Inc., 4.00%, 4/17/25, Callable 2/17/25 @ 100	846,266

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Food Products, continued
$ 470,000	Kraft Heinz Foods Co., 3.00%, 6/1/26, Callable 3/1/26 @ 100^	$429,018
105,000	Tyson Foods, Inc., 3.90%, 9/28/23, Callable 8/23/23 @ 100	105,413
1,011,000	Tyson Foods, Inc., 3.55%, 6/2/27, Callable 3/2/27 @ 100	953,851
320,000	Tyson Foods, Inc., 4.55%, 6/2/47, Callable 12/2/46 @ 100	297,328
110,000	Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/23/48 @ 100	112,194

		2,744,070

Health Care Equipment & Supplies (0.3%):
1,335,000	Abbott Laboratories, 3.40%, 11/30/23, Callable 9/30/23 @ 100	1,329,855
975,000	Abbott Laboratories, 2.95%, 3/15/25, Callable 12/15/24 @ 100	930,840
35,000	Abbott Laboratories, 3.88%, 9/15/25, Callable 6/15/25 @ 100	35,227
270,000	Abbott Laboratories, 3.75%, 11/30/26, Callable 8/30/26 @ 100	269,242
166,000	Abbott Laboratories, 4.75%, 4/15/43, Callable 10/15/42 @ 100	174,000
1,070,000	Baxter International, Inc., 1.70%, 8/15/21, Callable 7/15/21 @ 100	1,018,354
109,000	Becton, Dickinson & Co., 2.68%, 12/15/19	108,388
84,000	Becton, Dickinson & Co., 3.73%, 12/15/24, Callable 9/15/24 @ 100	82,267
395,000	Edwards Lifesciences Corp., 4.30%, 6/15/28, Callable 3/15/28 @ 100	394,800
830,000	Medtronic, Inc., 3.50%, 3/15/25	823,098
1,360,000	Medtronic, Inc., 4.38%, 3/15/35	1,406,478

		6,572,549

Health Care Providers & Services (0.7%):
55,000	Aetna, Inc., 2.75%, 11/15/22, Callable 8/15/22 @ 100	53,045
380,000	Aetna, Inc., 4.13%, 11/15/42, Callable 5/15/42 @ 100	348,120
110,000	Aetna, Inc., 3.88%, 8/15/47, Callable 2/15/47 @ 100	97,002
715,000	Anthem, Inc., 2.95%, 12/1/22, Callable 11/1/22 @ 100	695,169
10,000	Anthem, Inc., 3.65%, 12/1/27, Callable 9/1/27 @ 100	9,500
255,000	Anthem, Inc., 4.38%, 12/1/47, Callable 6/1/47 @ 100^	241,832
710,000	Cigna Corp., 3.25%, 4/15/25, Callable 1/15/25 @ 100^	672,158
230,000	Cigna Corp., 3.05%, 10/15/27, Callable 7/15/27 @ 100	207,251
2,000,000	CVS Health Corp., 2.80%, 7/20/20, Callable 6/20/20 @ 100	1,981,432
705,000	CVS Health Corp., 3.35%, 3/9/21^	703,551
520,000	CVS Health Corp., 5.13%, 7/20/45, Callable 1/20/45 @ 100	534,578
4,025,000	Halfmoon Parent, Inc., 3.20%, 9/17/20(a)	4,010,229
735,000	Halfmoon Parent, Inc., 3.75%, 7/15/23, Callable 6/15/23 @ 100(a)	732,751
355,000	Halfmoon Parent, Inc., 4.13%, 11/15/25, Callable 9/15/25 @ 100(a)	353,988
1,000,000	UnitedHealth Group, Inc., 3.10%, 3/15/26^	960,871

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 1,320,000	UnitedHealth Group, Inc., 4.75%, 7/15/45	$1,412,659
220,000	WellPoint, Inc., 3.50%, 8/15/24, Callable 5/15/24 @ 100	215,543

		13,229,679

Hotels, Restaurants & Leisure (0.1%):
10,000	McDonald’s Corp., 2.75%, 12/9/20, Callable 11/9/20 @ 100	9,927
50,000	McDonald’s Corp., 4.70%, 12/9/35, Callable 6/9/35 @ 100	51,974
310,000	McDonald’s Corp., 3.70%, 2/15/42, MTN	271,124
120,000	McDonald’s Corp., 4.60%, 5/26/45, Callable 11/26/44 @ 100	120,542
780,000	McDonald’s Corp., 4.88%, 12/9/45, Callable 6/9/45 @ 100, MTN	815,713
800,000	McDonald’s Corp., 4.45%, 3/1/47, Callable 9/1/46 @ 100, MTN^	785,569
160,000	McDonald’s Corp., 4.45%, 9/1/48, Callable 3/1/48 @ 100, MTN^	156,882
315,000	Starbucks Corp., 3.80%, 8/15/25, Callable 6/15/25 @ 100	312,919
215,000	Starbucks Corp., 3.75%, 12/1/47, Callable 6/1/47 @ 100	187,160
120,000	Starbucks Corp., 4.50%, 11/15/48, Callable 5/15/48 @ 100	118,018

		2,829,828

Household Products (0.0%):
740,000	Clorox Co. (The), 3.90%, 5/15/28, Callable 2/15/28 @ 100^	738,344

Industrial Conglomerates (0.3%):
2,565,000	General Electric Capital Corp., Series A, 5.55%, 5/4/20, MTN	2,657,323
2,120,000	General Electric Co., Series D, 5.00%(US0003M+333bps), 12/31/49, Callable 1/21/21 @ 100^	2,065,410
164,000	Georgia-Pacific LLC, 5.40%, 11/1/20(a)	170,635
505,000	Georgia-Pacific LLC, 3.73%, 7/15/23, Callable 4/15/23 @ 100(a)	507,482
309,000	Georgia-Pacific LLC, 3.60%, 3/1/25, Callable 12/1/24 @ 100(a)	305,973

		5,706,823

Insurance (0.2%):
325,000	ACE INA Holdings, Inc., 3.35%, 5/15/24	319,585
410,000	ACE INA Holdings, Inc., 4.15%, 3/13/43^	404,408
700,000	American International Group, Inc., 5.75%(US0003M+287bps), 4/1/48, Callable 4/1/28 @ 100	679,875
810,000	American International Group, Inc., 4.38%, 1/15/55, Callable 7/15/54 @ 100^	714,916
235,000	Brighthouse Financial, Inc., 4.70%, 6/22/47, Callable 12/22/46 @ 100	194,482
401,000	Hartford Financial Services Group, Inc. (The), 4.30%, 4/15/43	380,024
20,000	Marsh & McLennan Cos., Inc., 3.50%, 3/10/25, Callable 12/10/24 @ 100	19,459
610,000	Marsh & McLennan Cos., Inc., 4.35%, 1/30/47, Callable 7/30/46 @ 100	583,043

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Insurance, continued
$ 420,000	Marsh & McLennan Cos., Inc., 4.20%, 3/1/48, Callable 9/1/47 @ 100	$396,223
95,000	Principal Financial Group, Inc., 3.13%, 5/15/23	92,573
196,000	Principal Financial Group, Inc., 3.10%, 11/15/26, Callable 8/15/26 @ 100	182,075
25,000	Principal Financial Group, Inc., 4.63%, 9/15/42	24,866
12,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39(a)	15,749
50,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(a)	53,116
540,000	Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47, Callable 11/15/46 @ 100(a)	523,874
195,000	Travelers Cos., Inc., 4.05%, 3/7/48, Callable 9/7/47 @ 100	188,516
214,000	Travelers Cos., Inc. (The), 4.30%, 8/25/45, Callable 2/25/45 @ 100	214,935

		4,987,719

Internet & Direct Marketing Retail (0.1%):
116,000	Amazon.com, Inc., 4.80%, 12/5/34, Callable 6/5/34 @ 100	126,545
368,000	Amazon.com, Inc., 4.05%, 8/22/47, Callable 2/22/47 @ 100^	362,505
570,000	Amazon.com, Inc., 4.25%, 8/22/57, Callable 2/22/57 @ 100^	569,733
275,000	eBay, Inc., 4.00%, 7/15/42, Callable 1/15/42 @ 100	226,272

		1,285,055

IT Services (0.1%):
70,000	DXC Technology Co., 2.88%, 3/27/20^	69,416
49,000	Fidelity National Information Services, Inc., 5.00%, 10/15/25, Callable 7/15/25 @ 100^	51,594
250,000	Fidelity National Information Services, Inc., 4.50%, 8/15/46, Callable 2/15/46 @ 100^	235,946
420,000	International Business Machines Corp., 2.88%, 11/9/22	411,169
100,000	International Business Machines Corp., 4.70%, 2/19/46^	108,581
300,000	Total System Services, Inc., 3.80%, 4/1/21, Callable 3/1/21 @ 100	301,026
680,000	Total System Services, Inc., 3.75%, 6/1/23, Callable 3/1/23 @ 100	674,013
770,000	Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	746,608

		2,598,353

Life Sciences Tools & Services (0.1%):
95,000	Agilent Technologies, Inc., 3.05%, 9/22/26, Callable 6/22/26 @ 100	88,403
313,000	Thermo Fisher Scientific, Inc., 3.60%, 8/15/21, Callable 5/15/21 @ 100	314,029

Principal Amount		Fair Value
Corporate Bonds, continued
Life Sciences Tools & Services, continued
$ 550,000	Thermo Fisher Scientific, Inc., 2.95%, 9/19/26, Callable 6/19/26 @ 100^	$509,340
140,000	Thermo Fisher Scientific, Inc., 3.20%, 8/15/27, Callable 5/15/27 @ 100	130,921

		1,042,693

Machinery (0.1%):
395,000	Crane Co., 4.20%, 3/15/48, Callable 9/15/47 @ 100	369,031
910,000	Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100	891,408
240,000	Timken Co., 4.50%, 12/15/28, Callable 9/15/28 @ 100	235,706

		1,496,145

Media (0.9%):
3,250,000	Comcast Corp., 3.40%, 7/15/46, Callable 1/15/46 @ 100	2,629,587
2,105,000	COX Communications, Inc., 3.15%, 8/15/24, Callable 6/15/24 @ 100(a)	1,992,050
250,000	Discovery Communications LLC, 2.20%, 9/20/19	248,043
2,310,000	Discovery Communications LLC, 2.95%, 3/20/23, Callable 2/20/23 @ 100	2,209,398
392,000	Discovery Communications, Inc., 4.88%, 4/1/43	367,316
265,000	Interpublic Group of Cos., Inc., 3.50%, 10/1/20	265,024
145,000	Interpublic Group of Cos., Inc., 3.75%, 10/1/21	145,287
5,730,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100(a)	5,810,187
820,000	NBCUniversal Media LLC, 5.15%, 4/30/20	845,654
1,345,000	Time Warner, Inc., 3.80%, 2/15/27, Callable 11/15/26 @ 100	1,286,573
1,300,000	Time Warner, Inc., 5.35%, 12/15/43	1,282,256
206,000	Twenty-First Century Fox, Inc., 6.40%, 12/15/35	262,538

		17,343,913

Metals & Mining (0.0%):
400,000	Newmont Mining Corp., 4.88%, 3/15/42, Callable 9/15/41 @ 100^	389,370

Multiline Retail (0.0%):
423,000	Dollar General Corp., 4.15%, 11/1/25, Callable 8/1/25 @ 100	424,369

Multi-Utilities (0.3%):
240,000	Ameren Illinois Co., 3.80%, 5/15/28, Callable 2/15/28 @ 100^	241,378
1,435,000	Berkshire Hathaway Energy Co., 3.25%, 4/15/28, Callable 1/15/28 @ 100	1,358,591
170,000	Black Hills Corp., 3.15%, 1/15/27, Callable 7/15/26 @ 100	156,300
495,000	Black Hills Corp., 4.35%, 5/1/33, Callable 2/1/33 @ 100	484,850
190,000	CenterPoint Energy Houston Electric LLC, 3.95%, 3/1/48, Callable 9/1/47 @ 100	183,965
745,000	CenterPoint Energy Resources Corp., 4.10%, 9/1/47, Callable 3/1/47 @ 100	683,713

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Multi-Utilities, continued
$ 85,000	CMS Energy Corp., 3.00%, 5/15/26, Callable 2/15/26 @ 100	$79,536
775,000	CMS Energy Corp., 4.70%, 3/31/43, Callable 9/30/42 @ 100	783,961
255,000	Dominion Energy, Inc., 2.58%, 7/1/20	251,571
590,000	DTE Energy Co., Series B, 3.30%, 6/15/22, Callable 4/15/22 @ 100	581,694
515,000	NiSource Finance Corp., 3.49%, 5/15/27, Callable 2/15/27 @ 100	488,426
315,000	WEC Energy Group, Inc., 3.38%, 6/15/21	315,071

		5,609,056

Oil, Gas & Consumable Fuels (2.4%):
850,000	Andeavor, 4.75%, 12/15/23, Callable 10/15/23 @ 100	877,450
689,000	Apache Corp., 5.10%, 9/1/40, Callable 3/1/40 @ 100	681,445
270,000	Buckeye Partners LP, 4.88%, 2/1/21, Callable 11/1/20 @ 100^	274,874
290,000	Buckeye Partners LP, 3.95%, 12/1/26, Callable 9/1/26 @ 100^	267,377
1,407,000	Buckeye Partners LP, 5.85%, 11/15/43, Callable 5/15/43 @ 100	1,356,844
418,000	Buckeye Partners LP, 5.60%, 10/15/44, Callable 4/15/44 @ 100	389,176
2,900,000	Cimarex Energy Co., 4.38%, 6/1/24, Callable 3/1/24 @ 100	2,925,078
1,630,000	Cimarex Energy Co., 3.90%, 5/15/27, Callable 2/15/27 @ 100^	1,557,148
520,000	Concho Resources, Inc., 3.75%, 10/1/27, Callable 7/1/27 @ 100	496,339
790,000	Continental Resources, Inc., 3.80%, 6/1/24, Callable 3/1/24 @ 100	774,723
250,000	El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21, Callable 7/1/21 @ 100	259,745
265,000	Energy Transfer Partners LP, 4.05%, 3/15/25, Callable 12/15/24 @ 100	259,398
700,000	Energy Transfer Partners LP, 4.75%, 1/15/26, Callable 10/15/25 @ 100	707,236
110,000	Energy Transfer Partners LP, 6.63%, 10/15/36	122,753
750,000	Energy Transfer Partners LP, 6.13%, 12/15/45, Callable 6/15/45 @ 100	799,988
479,000	Enterprise Products Operating LLC, 5.10%, 2/15/45, Callable 8/15/44 @ 100	504,582
120,000	Enterprise Products Operating LLC, 4.25%, 2/15/48, Callable 8/15/47 @ 100^	112,963
1,495,000	Enterprise Products Operating LLC, Series E, 5.25%(US0003M+303bps), 8/16/77, Callable 8/16/27 @ 100	1,393,177
885,000	Enterprise Products Operating LLC, 5.38%(US0003M+257bps), 2/15/78, Callable 2/15/28 @ 100	819,653

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 595,000	Enterprise Products Operating LP, 4.90%, 5/15/46, Callable 11/15/45 @ 100	$615,328
450,000	EOG Resources, Inc., 2.63%, 3/15/23, Callable 12/15/22 @ 100	433,636
1,300,000	EOG Resources, Inc., 3.90%, 4/1/35, Callable 10/1/34 @ 100	1,268,951
330,000	Kinder Morgan (Delaware), Inc., 3.05%, 12/1/19, Callable 11/1/19 @ 100	329,636
1,460,000	Kinder Morgan (Delaware), Inc., 5.55%, 6/1/45, Callable 12/1/44 @ 100	1,543,165
235,000	Kinder Morgan Energy Partners LP, 5.40%, 9/1/44, Callable 3/1/44 @ 100	241,240
150,000	Magellan Midstream Partners LP, 4.20%, 10/3/47, Callable 4/3/47 @ 100	137,303
348,000	Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	336,422
1,420,000	MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100	1,455,878
680,000	MPLX LP, 4.88%, 6/1/25, Callable 3/1/25 @ 100	702,262
330,000	MPLX LP, 5.20%, 3/1/47, Callable 9/1/46 @ 100	330,663
1,287,000	NGPL PipeCo LLC, 4.38%, 8/15/22, Callable 5/15/22 @ 100^(a)	1,296,653
1,280,000	Northern Natural Gas Co., 4.30%, 1/15/49, Callable 7/15/48 @ 100^(a)	1,231,797
1,650,000	Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100(a)	1,596,984
740,000	Occidental Petroleum Corp., 2.70%, 2/15/23, Callable 11/15/22 @ 100	715,626
411,000	Pioneer Natural Resource, 3.95%, 7/15/22, Callable 4/15/22 @ 100	414,371
2,974,000	Pioneer Natural Resource Co., 4.45%, 1/15/26, Callable 10/15/25 @ 100	3,046,635
145,000	Plains All American Pipeline LP, 3.65%, 6/1/22, Callable 3/1/22 @ 100	143,227
670,000	Regency Energy Finance Corp., 4.50%, 11/1/23, Callable 8/1/23 @ 100	679,101
190,000	Sabine Pass Liquefaction, 5.88%, 6/30/26, Callable 12/31/25 @ 100	205,200
1,500,000	Sabine Pass Liquefaction LLC, 5.63%, 4/15/23, Callable 1/15/23 @ 100	1,595,044
1,680,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24, Callable 2/15/24 @ 100	1,803,429
3,052,000	Sabine Pass Liquefaction LLC, 5.63%, 3/1/25, Callable 12/1/24 @ 100	3,255,096
1,000,000	Sabine Pass Liquefcation LLC, 6.25%, 3/15/22, Callable 12/15/21 @ 100^	1,074,857
470,000	Spectra Energy Partners LP, 4.75%, 3/15/24, Callable 12/15/23 @ 100	485,701

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 505,000	Spectra Energy Partners LP, 3.50%, 3/15/25, Callable 12/15/24 @ 100	$486,563
1,030,000	Spectra Energy Partners LP, 4.50%, 3/15/45, Callable 9/15/44 @ 100	985,294
378,000	Sunoco Logistics Partner LP, 5.35%, 5/15/45, Callable 11/15/44 @ 100	368,564
985,000	Tesoro Logistics LP, 5.25%, 1/15/25, Callable 1/15/21 @ 102.63	1,008,817
220,000	Texas Eastern Transmission LP, 2.80%, 10/15/22, Callable 7/15/22 @ 100(a)	210,890
1,625,000	Texas Eastern Transmission LP, 3.50%, 1/15/28, Callable 10/15/27 @ 100(a)	1,534,909
3,145,000	Texas Eastern Transmission LP, 4.15%, 1/15/48, Callable 7/15/47 @ 100(a)	2,830,036
482,000	Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26, Callable 11/1/25 @ 100	587,120
1,970,000	Transcontinental Gas Pipe Line Co. LLC, 4.00%, 3/15/28, Callable 12/15/27 @ 100^	1,924,964
865,000	Transcontinental Gas Pipe Line Co. LLC, 4.60%, 3/15/48, Callable 9/15/47 @ 100	841,896
240,000	Williams Co., Inc., Series A, 7.50%, 1/15/31	291,506

		50,588,713

Pharmaceuticals (0.3%):
405,000	Bayer US Finance II LLC, 3.38%, 7/15/24, Callable 4/15/24 @ 100(a)	385,612
90,000	Bayer US Finance II LLC, 4.40%, 7/15/44, Callable 1/15/44 @ 100(a)	80,066
250,000	Bayer US Finance II LLC, 3.95%, 4/15/45, Callable 10/15/44 @ 100^(a)	207,807
1,540,000	Bayer US Finance LLC, 3.00%, 10/8/21(a)	1,512,202
697,000	Bayer US Finance LLC, 3.38%, 10/8/24^(a)	664,183
500,000	Johnson & Johnson, 2.45%, 3/1/26, Callable 12/1/25 @ 100	467,490
200,000	Johnson & Johnson, 2.95%, 3/3/27, Callable 12/3/26 @ 100	192,188
1,195,000	Johnson & Johnson, 2.90%, 1/15/28, Callable 10/15/27 @ 100^	1,133,526
250,000	Merck & Co., Inc., 3.70%, 2/10/45, Callable 8/10/44 @ 100	238,066
45,000	Novartis Capital Corp., 3.10%, 5/17/27, Callable 2/17/27 @ 100	43,178
320,000	Pfizer, Inc., 4.40%, 5/15/44	328,997
480,000	Wyeth LLC, 5.95%, 4/1/37	581,854

		5,835,169

Professional Services (0.1%):
120,000	Equifax, Inc., 2.30%, 6/1/21, Callable 5/1/21 @ 100^	115,730
85,000	Relx Capital, Inc., 3.13%, 10/15/22, Callable 7/15/22 @ 100	83,076

Principal Amount		Fair Value
Corporate Bonds, continued
Professional Services, continued
$ 1,175,000	Relx Capital, Inc., 3.50%, 3/16/23, Callable 2/16/23 @ 100	$1,159,980

		1,358,786

Real Estate Management & Development (0.1%):
1,617,000	CC Holdings GS V LLC, 3.85%, 4/15/23	1,606,712
575,000	Northwest Florida Timber Finance LLC, 4.75%, 3/4/29(a)	544,813

		2,151,525

Road & Rail (0.5%):
1,000,000	Burlington North Santa Fe LLC, 3.05%, 9/1/22, Callable 6/1/22 @ 100	989,532
490,000	Burlington North Santa Fe LLC, 4.55%, 9/1/44, Callable 3/1/44 @ 100	509,884
215,000	Burlington Northern Santa Fe LLC, 4.15%, 12/15/48, Callable 6/15/48 @ 100	212,605
550,000	CSX Corp., 3.25%, 6/1/27, Callable 3/1/27 @ 100	521,224
1,100,000	CSX Corp., 3.80%, 3/1/28, Callable 12/1/27 @ 100^	1,084,351
525,000	CSX Corp., 3.80%, 11/1/46, Callable 5/1/46 @ 100^	474,722
485,000	CSX Corp., 4.30%, 3/1/48, Callable 9/1/47 @ 100^	474,785
215,000	Norfolk Southern Corp., 3.65%, 8/1/25, Callable 6/1/25 @ 100	213,578
432,000	Norfolk Southern Corp., 2.90%, 6/15/26, Callable 3/15/26 @ 100	405,705
480,000	Norfolk Southern Corp., 4.15%, 2/28/48, Callable 8/28/47 @ 100^	463,793
500,000	Penske Truck Leasing, 3.40%, 11/15/26, Callable 8/15/26 @ 100(a)	465,420
1,090,000	Ryder System, Inc., 2.65%, 3/2/20, Callable 2/2/20 @ 100, MTN	1,080,618
551,000	Union Pacific Corp., 3.38%, 2/1/35, Callable 8/1/34 @ 100	495,688
435,000	Union Pacific Corp., 3.80%, 10/1/51, Callable 4/1/51 @ 100	386,515
484,000	Union Pacific Corp., 3.88%, 2/1/55, Callable 8/1/54 @ 100^	425,658
1,705,000	Union Pacific Corp., 4.10%, 9/15/67, Callable 3/15/67 @ 100	1,509,769
435,513	Union Pacific Railroad Co., Series 2014-1, 3.23%, 5/14/26	421,738

		10,135,585

Semiconductors & Semiconductor Equipment (0.4%):
850,000	Analog Devices, Inc., 2.85%, 3/12/20^	844,660
515,000	Analog Devices, Inc., 3.50%, 12/5/26, Callable 9/5/26 @ 100^	493,246
280,000	Analog Devices, Inc., 4.50%, 12/5/36, Callable 6/5/36 @ 100	272,515
190,000	Analog Devices, Inc., 5.30%, 12/15/45, Callable 6/15/45 @ 100	203,001
130,000	Applied Materials, Inc., 5.85%, 6/15/41	153,732
1,340,000	Broadcom Cayman Finance, Ltd., 3.00%, 1/15/22, Callable 12/15/21 @ 100	1,305,508

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$ 2,035,000	Broadcom Cayman Finance, Ltd., 3.13%, 1/15/25, Callable 11/15/24 @ 100	$1,890,642
220,000	Intel Corp., 4.10%, 5/19/46, Callable 11/19/45 @ 100	217,503
19,000	KLA-Tencor Corp., 4.65%, 11/1/24, Callable 8/1/24 @ 100	19,469
645,000	Lam Research Corp., 2.75%, 3/15/20, Callable 2/15/20 @ 100	641,230
302,000	Lam Research Corp., 2.80%, 6/15/21, Callable 5/15/21 @ 100	296,818
538,000	Qualcomm, Inc., 3.45%, 5/20/25, Callable 2/20/25 @ 100	521,924
1,153,000	Qualcomm, Inc., 4.80%, 5/20/45, Callable 11/20/44 @ 100	1,167,834
90,000	Qualcomm, Inc., 4.30%, 5/20/47, Callable 11/20/46 @ 100	84,577
270,000	Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100^	271,107

		8,383,766

Software (0.4%):
345,000	Autodesk, Inc., 3.50%, 6/15/27, Callable 3/15/27 @ 100	321,343
770,000	Microsoft Corp., 3.30%, 2/6/27, Callable 11/6/26 @ 100^	755,236
925,000	Microsoft Corp., 3.45%, 8/8/36, Callable 2/8/36 @ 100	881,929
1,095,000	Microsoft Corp., 3.70%, 8/8/46, Callable 2/8/46 @ 100	1,047,344
250,000	Microsoft Corp., 3.95%, 8/8/56, Callable 2/8/56 @ 100^	244,578
760,000	Microsoft Corp., 4.50%, 2/6/57, Callable 8/6/56 @ 100^	820,204
965,000	Oracle Corp., 2.40%, 9/15/23, Callable 7/15/23 @ 100^	920,730
860,000	Oracle Corp., 2.65%, 7/15/26, Callable 4/15/26 @ 100	798,190
195,000	Oracle Corp., 4.50%, 7/8/44, Callable 1/8/44 @ 100	199,984
525,000	Oracle Corp., 4.00%, 7/15/46, Callable 1/15/46 @ 100^	500,327
290,000	Oracle Corp., 4.00%, 11/15/47, Callable 5/15/47 @ 100^	275,377
450,000	Oracle Corp., 4.38%, 5/15/55, Callable 11/15/54 @ 100^	448,148

		7,213,390

Specialty Retail (0.1%):
745,000	Bed Bath & Beyond, Inc., 5.17%, 8/1/44, Callable 2/1/44 @ 100^	529,175
750,000	Home Depot, Inc. (The), 3.00%, 4/1/26, Callable 1/1/26 @ 100^	720,085
560,000	Home Depot, Inc. (The), 4.25%, 4/1/46, Callable 10/1/45 @ 100^	571,947
435,000	Lowe’s Cos., Inc., 2.50%, 4/15/26, Callable 1/15/26 @ 100	399,926

		2,221,133

Technology Hardware, Storage & Peripherals (0.3%):
290,000	Apple, Inc., 3.85%, 5/4/43	279,135
1,900,000	Apple, Inc., 3.45%, 2/9/45	1,704,684

Principal Amount		Fair Value
Corporate Bonds, continued
Technology Hardware, Storage & Peripherals, continued
$ 1,050,000	Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	$1,134,355
1,015,000	Apple, Inc., 3.85%, 8/4/46, Callable 2/4/46 @ 100	973,348
220,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100(a)	235,143
680,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.35%, 7/15/46, Callable 1/15/46 @ 100(a)	846,433
206,000	HP Enterprise Co., 2.85%, 10/5/18	206,007
400,000	Xerox Corp., 3.63%, 3/15/23, Callable 2/15/23 @ 100	381,473

		5,760,578

Textiles, Apparel & Luxury Goods (0.0%):
245,000	Coach, Inc., 4.13%, 7/15/27, Callable 4/15/27 @ 100^	232,351

Tobacco (0.3%):
345,000	Altria Group, Inc., 4.00%, 1/31/24	350,020
300,000	Altria Group, Inc., 2.63%, 9/16/26, Callable 6/16/26 @ 100	273,901
940,000	BAT Capital Corp., 3.22%, 8/15/24, Callable 6/15/24 @ 100^(a)	895,949
1,075,000	BAT Capital Corp., 3.56%, 8/15/27, Callable 5/15/27 @ 100^(a)	1,001,092
1,061,000	BAT Capital Corp., 4.54%, 8/15/47, Callable 2/15/47 @ 100(a)	977,374
14,000	Philip Morris International, Inc., 2.50%, 8/22/22	13,476
310,000	Philip Morris International, Inc., 3.38%, 8/11/25, Callable 5/11/25 @ 100	301,947
92,000	Reynolds American, Inc., 3.25%, 6/12/20	91,812
450,000	Reynolds American, Inc., 4.00%, 6/12/22^	452,778
1,030,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	1,037,592
955,000	RJ Reynolds Tobacco Co., 6.88%, 5/1/20	1,006,607

		6,402,548

Trading Companies & Distributors (0.0%):
215,000	Air Lease Corp., 3.88%, 7/3/23, Callable 6/3/23 @ 100^	213,059
75,000	Air Lease Corp., 3.63%, 4/1/27, Callable 1/1/27 @ 100	69,259

		282,318

Wireless Telecommunication Services (0.8%):
9,033,750	Sprint Spectrum Co. LLC, 3.36%, 3/20/23(a)	8,999,874
7,035,000	Sprint Spectrum Co. LLC, 4.74%, 3/20/25(a)	7,031,834

		16,031,708

Total Corporate Bonds (Cost $474,521,341)		464,043,492

Yankee Dollars (8.5%):
Auto Components (0.0%):
356,000	Aptiv plc, 4.40%, 10/1/46, Callable 4/1/46 @ 100	319,593

Automobiles (0.1%):
1,300,000	Volkswagen International Finance NV, 4.00%, 8/12/20(a)	1,312,085

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Banks (3.6%):
$ 3,145,000	ABN AMRO Bank NV, 2.65%, 1/19/21(a)	$3,086,886
1,200,000	ABN AMRO Bank NV, 3.40%, 8/27/21(a)	1,195,247
1,165,000	Australia & New Zealand Banking Group, Ltd., 2.25%, 11/9/20	1,140,111
400,000	Banco Santander SA, 4.38%, 4/12/28	379,389
345,000	Bank of Nova Scotia, Series E, 3.13%, 4/20/21	343,266
1,915,000	Banque Federative du Credit Mutuel SA, 2.75%, 10/15/20(a)	1,887,617
1,275,000	Barclays Bank plc, 2.75%, 11/8/19	1,267,476
1,608,000	Barclays Bank plc, 5.14%, 10/14/20	1,647,724
2,782,000	Barclays Bank plc, 3.25%, 1/12/21	2,744,501
910,000	Barclays Bank plc, 4.34%(US0003M+136bps), 5/16/24, Callable 5/16/23 @ 100	898,980
888,000	Barclays Bank plc, 4.38%, 1/12/26	861,392
2,990,000	Barclays Bank plc, 4.97%(US0003M+190bps), 5/16/29, Callable 5/16/28 @ 100^	2,944,163
425,000	BNP Paribas SA, 3.38%, 1/9/25(a)	402,329
240,000	BNP Paribas SA, 3.50%, 11/16/27^(a)	221,001
470,000	BPCE SA, 3.00%, 5/22/22(a)	454,316
510,000	BPCE SA, 5.70%, 10/22/23(a)	531,533
1,855,000	Credit Agricole SA, 3.25%, 10/4/24(a)	1,738,428
2,075,000	HSBC Holdings plc, 2.95%, 5/25/21	2,046,946
1,525,000	HSBC Holdings plc, 3.26%(US0003M+106bps), 3/13/23, Callable 3/13/22 @ 100	1,494,201
400,000	HSBC Holdings plc, 3.95%(US0003M+99bps), 5/18/24, Callable 5/18/23 @ 100	397,387
200,000	HSBC Holdings plc, 4.58%(US0003M+153bps), 6/19/29, Callable 6/19/28 @ 100	200,003
1,630,000	ING Bank NV, 2.45%, 3/16/20(a)	1,609,879
440,000	ING Bank NV, 2.75%, 3/22/21(a)	432,245
900,000	ING Bank NV, 5.00%, 6/9/21^(a)	932,604
1,200,000	ING Bank NV, 5.80%, 9/25/23(a)	1,265,217
600,000	ING Bank NV, Series E, 4.13%(USISDA05+270bps), 11/21/23, Callable 11/21/18 @ 100(a)	600,727
590,000	ING Groep NV, 3.15%, 3/29/22	575,498
1,150,000	Intesa Sanpaolo SpA, 3.13%, 7/14/22(a)	1,068,588
660,000	Intesa Sanpaolo SpA, 3.88%, 7/14/27(a)	563,249
682,000	Lloyds Bank plc, 2.70%, 8/17/20	675,673
200,000	Lloyds Banking Group plc, 3.00%, 1/11/22	194,727
435,000	Lloyds Banking Group plc, 4.05%, 8/16/23	432,134
1,270,000	Lloyds Banking Group plc, 2.91%(US0003M+81bps), 11/7/23, Callable 11/7/22 @ 100	1,211,596
690,000	Lloyds Banking Group plc, 4.45%, 5/8/25	688,571
2,025,000	Lloyds Banking Group plc, 4.58%, 12/10/25	1,988,130

Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$ 660,000	Lloyds Banking Group plc, 4.65%, 3/24/26	$648,480
550,000	Lloyds Banking Group plc, 3.75%, 1/11/27	516,933
270,000	Lloyds TSB Bank plc, 6.50%, 9/14/20(a)	282,921
1,041,000	Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/1/21	1,026,726
135,000	Mitsubishi UFJ Financial Group, Inc., 3.54%, 7/26/21	135,105
690,000	Mizuho Financial Group, 2.95%, 2/28/22	672,131
420,000	Mizuho Financial Group, Inc., 2.60%, 9/11/22^	400,774
1,010,000	National Australia Bank of New York, 2.13%, 5/22/20^	994,142
2,220,000	Nordea Bank AB, 4.88%, 1/27/20(a)	2,268,484
860,000	Nordea Bank Abp, 3.75%, 8/30/23(a)	852,334
2,135,000	Rabobank Nederland NY, Series G, 2.50%, 1/19/21	2,091,750
2,670,000	Royal Bank of Canada, 2.20%, 9/23/19	2,652,380
860,000	Royal Bank of Canada, Series G, 2.13%, 3/2/20^	850,989
690,000	Royal Bank of Canada, 2.15%, 10/26/20	676,192
550,000	Royal Bank of Scotland Group plc, 4.89%(US0003M+175bps), 5/18/29, Callable 5/18/28 @ 100	546,618
1,985,000	Santander UK Group Holdings plc, 2.88%, 10/16/20^	1,958,119
4,875,000	Santander UK Group Holdings plc, 3.37%(US0003M+108bps), 1/5/24, Callable 1/5/23 @ 100	4,686,142
1,200,000	Santander UK Group Holdings plc, 3.82%(US0003M+140bps), 11/3/28, Callable 11/3/27 @ 100	1,102,107
240,000	Santander UK Group Holdings plc, 7.95%, 10/26/29	285,149
755,000	Societe Generale SA, 2.63%, 9/16/20^(a)	743,749
1,545,000	Societe Generale SA, 2.50%, 4/8/21(a)	1,505,412
1,375,000	Standard Chartered plc, 2.25%, 4/17/20(a)	1,349,074
210,000	Standard Chartered plc, 3.95%, 1/11/23^(a)	205,540
2,705,000	Standard Chartered plc, 4.25%(US0003M+115bps), 1/20/23, Callable 1/20/22 @ 100(a)	2,712,953
1,355,000	Sumitomo Mitsui Financial Group, Inc., 2.93%, 3/9/21	1,336,673
1,655,000	Sumitomo Mitsui Trust Bank, Ltd., 1.95%, 9/19/19(a)	1,638,030
360,000	Svenska Handelsbanken AB, 1.88%, 9/7/21	344,367
640,000	Toronto-Dominion Bank, Series G, 3.50%, 7/19/23, MTN^	638,814
525,000	Westpac Banking Corp., 2.15%, 3/6/20^	518,275
1,610,000	Westpac Banking Corp., 2.60%, 11/23/20^	1,586,739

		73,348,836

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Biotechnology (0.2%):
$ 1,445,000	Shire Acq INV Ireland DA, 2.40%, 9/23/21, Callable 8/23/21 @ 100	$1,395,708
1,700,000	Shire Acq INV Ireland DA, 2.88%, 9/23/23, Callable 7/23/23 @ 100	1,618,972

		3,014,680

Building Products (0.0%):
50,000	Johnson Controls International plc, 3.90%, 2/14/26, Callable 11/14/25 @ 100	49,161

Capital Markets (1.2%):
1,515,000	CDP Financial, Inc., 4.40%, 11/25/19(a)	1,539,972
1,000,000	Credit Suisse Group AG, 3.00%, 10/29/21	985,970
250,000	Credit Suisse Group AG, 3.63%, 9/9/24	246,395
1,380,000	Credit Suisse Group AG, 3.87%(US0003M+141bps), 1/12/29, Callable 1/12/28 @ 100(a)	1,297,651
1,775,000	Credit Suisse Group Fun, Ltd., 2.75%, 3/26/20	1,758,777
1,705,000	Credit Suisse Group Fun, Ltd., 3.45%, 4/16/21	1,698,165
4,305,000	Deutsche Bank AG, 4.25%, 10/14/21	4,277,964
895,000	Deutsche Bank AG, 4.10%, 1/13/26^	847,910
1,040,000	Deutsche Bank AG, 4.87%(USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100	924,092
1,310,000	Macquarie Group, Ltd., 4.65%(US0003M+173bps), 3/27/29, Callable 3/27/28 @ 100^(a)	1,301,598
1,980,000	UBS AG, 2.20%, 6/8/20, Callable 5/8/20 @ 100(a)	1,944,257
1,135,000	UBS AG, 2.45%, 12/1/20, Callable 11/1/20 @ 100(a)	1,111,461
670,000	UBS Group AG, 4.13%, 9/24/25(a)	665,836
1,705,000	UBS Group Funding, 3.49%, 5/23/23, Callable 5/23/22 @ 100(a)	1,670,661
3,445,000	UBS Group Funding, 2.86%(US0003M+95bps), 8/15/23, Callable 8/15/22 @ 100(a)	3,308,299

		23,579,008

Chemicals (0.0%):
750,000	Air Liquide Finance SA, 1.75%, 9/27/21, Callable 8/27/21 @ 100^(a)	716,066
45,000	LyondellBasell Idustries NV, 4.88%, 3/15/44, Callable 9/15/43 @ 100	43,948

		760,014

Communications Equipment (0.0%):
125,000	Tyco Electronics Group SA, 3.45%, 8/1/24, Callable 5/1/24 @ 100	121,601

Consumer Finance (0.1%):
1,675,000	Hyundai Capital Services, Inc., 3.00%, 8/29/22^(a)	1,612,112
1,390,000	Hyundai Capital Services, Inc., 3.75%, 3/5/23(a)	1,372,518

		2,984,630

Diversified Financial Services (0.6%):
320,000	BP Capital Market plc, 3.12%, 5/4/26, Callable 2/4/26 @ 100	305,135

Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Financial Services, continued
$ 245,000	Corp. Financiera de Desarrollo SA, 4.75%, 7/15/25(a)	$246,838
2,944,000	GE Capital International Funding, 4.42%, 11/15/35	2,770,759
1,700,000	GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	1,618,350
690,000	GlaxoSmithKline Capital plc, 2.85%, 5/8/22	678,394
410,000	Mexico City Airport Trust, 5.50%, 7/31/47, Callable 1/31/47 @ 100(a)	365,929
1,425,000	Mitsubishi UFJ Trust & Banking Corp., 2.65%, 10/19/20(a)	1,402,178
1,500,000	Nvent Finance Sarl, 4.55%, 4/15/28, Callable 1/15/28 @ 100(a)	1,460,348
2,605,000	ORIX Corp., 2.90%, 7/18/22	2,519,181
1,704,000	Transcanada Trust, 5.30%(US0003M+321bps), 3/15/77, Callable 3/15/27 @ 100	1,620,930

		12,988,042

Diversified Telecommunication Services (0.2%):
1,640,000	Deutsche Telekom International Finance, 1.95%, 9/19/21, Callable 8/19/21 @ 100^(a)	1,567,221
2,362,000	Telecom Italia SpA, 5.30%, 5/30/24(a)	2,299,997
125,000	Telus Corp., 4.60%, 11/16/48, Callable 5/16/48 @ 100	124,386

		3,991,604

Food & Staples Retailing (0.1%):
1,240,000	Seven & i Holdings Co., Ltd., 3.35%, 9/17/21(a)	1,240,955

Health Care Equipment & Supplies (0.0%):
120,000	Covidien International Finance SA, 3.20%, 6/15/22, Callable 3/15/22 @ 100	118,785

Insurance (0.2%):
1,210,000	Aon plc, 3.88%, 12/15/25, Callable 9/15/25 @ 100	1,198,342
81,000	Aon plc, 4.45%, 5/24/43, Callable 2/24/43 @ 100	76,847
744,000	Aon plc, 4.60%, 6/14/44, Callable 3/14/44 @ 100	722,164
200,000	Aon plc, 4.75%, 5/15/45, Callable 11/15/44 @ 100	200,084
500,000	Trinity Acquistion plc, 4.40%, 3/15/26, Callable 12/15/25 @ 100	497,478

		2,694,915

Interactive Media & Services (0.1%):
475,000	Baidu, Inc., 4.38%, 3/29/28, Callable 12/29/27 @ 100	467,986
1,511,000	Tencent Holdings, Ltd., 2.99%, 1/19/23, Callable 12/19/22 @ 100(a)	1,463,466
515,000	Tencent Holdings, Ltd., 3.60%, 1/19/28, Callable 10/19/27 @ 100(a)	487,454

		2,418,906

Internet & Direct Marketing Retail (0.1%):
320,000	Alibaba Group Holding, Ltd., 2.80%, 6/6/23, Callable 5/6/23 @ 100	308,099
200,000	Alibaba Group Holding, Ltd., 3.40%, 12/6/27, Callable 9/6/27 @ 100^	186,419

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Internet & Direct Marketing Retail, continued
$ 1,095,000	Alibaba Group Holding, Ltd., 4.40%, 12/6/57, Callable 6/6/57 @ 100	$1,002,658
		1,497,176

Media (0.0%):
460,000	British Sky Broadcasting Group plc, 3.75%, 9/16/24(a)	458,790

Metals & Mining (0.0%):
755,000	Anglo American Capital plc, 3.63%, 9/11/24^(a)	718,805

Oil, Gas & Consumable Fuels (0.1%):
555,000	Ecopetrol SA, 4.13%, 1/16/25^	538,350
720,000	Harvest Operations Corp., 4.20%, 6/1/23, Callable 5/1/23 @ 100(a)	729,778
69,000	Petroleos Mexicanos, 6.00%, 3/5/20	71,036
883,000	Petroleos Mexicanos, 5.63%, 1/23/46	749,578
396,000	Suncor Energy, Inc., 6.80%, 5/15/38	502,989
635,000	TransCanada PipeLines, Ltd., 4.88%, 5/15/48, Callable 11/15/47 @ 100	649,038

		3,240,769

Pharmaceuticals (0.2%):
4,055,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	4,027,821
345,000	Actavis Funding SCS, 3.85%, 6/15/24, Callable 3/15/24 @ 100	341,238
405,000	Actavis Funding SCS, 4.85%, 6/15/44, Callable 12/15/43 @ 100	400,332
285,000	Actavis Funding SCS, 4.75%, 3/15/45, Callable 9/15/44 @ 100^	277,090
225,000	AstraZeneca plc, 2.38%, 6/12/22, Callable 5/12/22 @ 100^	216,260

		5,262,741

Real Estate Management & Development (0.0%):
250,000	Mitsui Fudosan Co., Ltd., 2.95%, 1/23/23, Callable 12/23/22 @ 100(a)	242,910

Sovereign Bond (1.4%):
5,119,000	Mexico Government International Bond, 4.15%, 3/28/27^	5,037,096
4,972,000	Mexico Government International Bond, 3.75%, 1/11/28^	4,735,830
589,561	Oriental Republic of Uruguay, 4.50%, 8/14/24^	605,774
600,000	Oriental Republic of Uruguay, 4.38%, 10/27/27	611,106
689,000	Province of Manitoba, 3.05%, 5/14/24	677,276
870,000	Province of Quebec, 2.50%, 4/20/26	819,793
595,000	Republic of Colombia, 4.50%, 1/28/26, Callable 10/28/25 @ 100	606,305
3,516,000	Republic of Colombia, 3.88%, 4/25/27, Callable 1/25/27 @ 100^	3,410,520
581,000	Republic of Indonesia, 4.10%, 4/24/28^	564,141
575,000	Republic of Panama, 4.00%, 9/22/24, Callable 6/22/24 @ 100(c)	582,769
540,000	Republic of Panama, 4.50%, 5/15/47	540,815
980,000	Republic of Peru, 4.13%, 8/25/27^	1,010,389
281,000	Republic of Peru, 5.63%, 11/18/50^	333,547
3,200,000	Republic of Philippines, 3.00%, 2/1/28	2,980,378

Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bond, continued
$ 262,000	United Mexican States, Series E, 3.50%, 1/21/21^	$262,477
2,506,000	United Mexican States, 4.13%, 1/21/26	2,483,571

		25,261,787

Wireless Telecommunication Services (0.3%):
95,000	Rogers Communications, Inc., 3.63%, 12/15/25, Callable 9/15/25 @ 100	92,809
130,000	Rogers Communications, Inc., 5.00%, 3/15/44, Callable 9/15/43 @ 100	136,061
1,960,000	Vodafone Group plc, 3.75%, 1/16/24	1,937,789
835,000	Vodafone Group plc, 4.13%, 5/30/25^	828,541
1,885,000	Vodafone Group plc, 5.25%, 5/30/48	1,892,527

		4,887,727

Total Yankee Dollars (Cost $173,648,895)		170,513,520

Municipal Bonds (0.1%):
Massachusetts (0.0%):
450,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B, 5.00%, 10/15/41, Continuously Callable @100	480,515

New Jersey (0.1%):
800,000	New Jersey State Transportation Trust Fund Authority Revenue, Series AA, 5.00%, 6/15/36, Continuously Callable @100	837,079

New York (0.0%):
540,000	New York State Urban Development Corp. Revenue, Series E, 5.00%, 3/15/24, Continuously Callable @100	600,642

California (0.0%):
50,000	University of California Revenue, 4.86%, 5/15/12	50,623
347,000	University of California Revenue, 4.77%, 5/15/15	342,694

		393,317

Total Municipal Bonds (Cost $2,270,112)		2,311,553

U.S. Government Agency Mortgages (35.9%):
Federal Home Loan Bank (0.3%)
4,080,000	3.56%, 5/16/33	4,071,367

		4,071,367

Federal Home Loan Mortgage Corporation (6.2%)
1,224,848	2.50%, 2/1/24, Pool #G14989	1,210,385
3,650,000	Class A2, Series KC02, 3.37%, 7/25/25	3,606,914
1,330,406	Class A1, Series KIR2, 2.75%, 3/25/27	1,300,987
327,557	3.00%, 9/1/27, Pool #U70060	323,179
179,203	3.00%, 7/1/28, Pool #U79018	176,809
591,000	4.24%, 9/15/29	401,548
85,924	3.00%, 1/1/30, Pool #V60724	85,093
56,107	3.00%, 1/1/30, Pool #V60696	55,564
118,721	2.50%, 3/1/30, Pool #V60770	115,116

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 188,703	2.50%, 5/1/30, Pool #V60796	$182,658
133,732	2.50%, 5/1/30, Pool #J31418	129,216
274,146	2.50%, 5/1/30, Pool #J31728	265,476
265,477	3.00%, 5/1/30, Pool #J31689	262,906
514,660	3.00%, 6/1/30, Pool #V60840	508,683
16,174	2.50%, 7/1/30, Pool #V60905	15,649
45,753	2.50%, 7/1/30, Pool #J32209	44,344
50,460	2.50%, 7/1/30, Pool #J32204	48,845
11,927	2.50%, 7/1/30, Pool #J32491	11,525
27,358	3.00%, 7/1/30, Pool #J32181	27,029
236,588	3.00%, 7/1/30, Pool #G15520	233,932
162,239	2.50%, 8/1/30, Pool #V60902	156,841
208,802	2.50%, 8/1/30, Pool #V60886	202,029
32,945	3.00%, 8/1/30, Pool #J32436	32,548
51,074	3.00%, 8/1/30, Pool #V60909	50,442
156,297	2.50%, 9/1/30, Pool #V60903	151,097
521,616	2.50%, 9/1/30, Pool #V60904	504,268
190,000	6.75%, 3/15/31	254,484
197,000	4.43%, 3/15/31	126,323
813,549	2.50%, 4/1/31, Pool #G16186	785,815
160,529	5.50%, 2/1/35, Pool #G04692	173,646
230,238	6.00%, 4/1/39, Pool #G07613	256,659
43,460	4.50%, 12/1/39, Pool #A90196	45,325
42,016	4.50%, 7/1/40, Pool #A93010	43,835
54,445	4.00%, 8/1/40, Pool #A93534	55,460
307,825	4.00%, 9/1/40, Pool #A93851	313,469
826,615	4.50%, 9/1/40, Pool #A93700	862,424
46,293	4.00%, 10/1/40, Pool #A95923	47,157
47,356	4.00%, 11/1/40, Pool #A95144	48,240
43,134	4.00%, 11/1/40, Pool #A94977	43,939
46,435	4.00%, 11/1/40, Pool #A94779	47,299
3,016	4.00%, 4/1/41, Pool #Q00093	3,072
132,230	4.50%, 5/1/41, Pool #Q00804	137,962
144,615	4.50%, 5/1/41, Pool #Q00959	150,884
589,669	Class FL, Series 4248, 2.61%(US0001M+45bps), 5/15/41	593,139
657,353	5.50%, 6/1/41, Pool #G07553	708,723
679,733	3.50%, 10/1/41, Pool #G08462	674,260
146,619	5.00%, 10/1/41, Pool #G07642	155,724
88,742	4.00%, 10/1/41, Pool #Q04022	90,402
46,018	4.00%, 10/1/41, Pool #Q03841	46,878
274,304	3.50%, 4/1/42, Pool #Q07417	272,094
336,057	3.50%, 4/1/42, Pool #C03811	333,356
9,615	3.50%, 5/1/42, Pool #Q08306	9,539
31,905	3.50%, 5/1/42, Pool #Q08239	31,579
17,948	3.50%, 5/1/42, Pool #Q07896	17,803
43,778	3.50%, 8/1/42, Pool #Q12162	43,425
476,846	3.50%, 8/1/42, Pool #Q10724	473,011
277,962	3.50%, 8/1/42, Pool #G07106	275,730
25,467	3.50%, 10/1/42, Pool #Q11909	25,150
44,239	3.50%, 10/1/42, Pool #Q11750	43,882
536,148	3.50%, 11/1/42, Pool #Q13134	531,828
318,157	3.00%, 12/1/42, Pool #C04320	307,298
370,352	3.00%, 1/1/43, Pool #Q14866	357,662
236,384	3.00%, 3/1/43, Pool #Q16403	228,234
341,258	3.00%, 3/1/43, Pool #Q16673	329,481
440,784	3.00%, 3/1/43, Pool #Q16567	425,682
119,847	3.00%, 4/1/43, Pool #Q17095	115,688
166,246	3.50%, 6/1/43, Pool #Q18718	164,906
243,464	3.50%, 7/1/43, Pool #Q20206	241,510
1,343,499	3.00%, 8/1/43, Pool #G07550	1,296,966
163,020	3.50%, 8/1/43, Pool #Q21320	161,712
113,177	4.00%, 9/1/43, Pool #Q21579	115,310
3,911,588	3.00%, 9/1/43, Pool #G60675	3,775,798
326,727	3.00%, 10/1/43, Pool #G60037	315,538

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 4,718,471	3.50%, 12/1/43, Pool #G60270	$4,680,507
375,725	4.50%, 12/1/43, Pool #Q23779	388,421
331,470	4.50%, 12/1/43, Pool #G60018	344,089
7,122,870	3.50%, 1/1/44, Pool #G60271	7,065,493
28,222	3.50%, 1/1/44, Pool #Q24368	27,995
13,751,342	3.50%, 1/1/44, Pool #G07922	13,640,727
850,677	Class XZ, Series 4316, 4.50%, 3/15/44	888,987
21,767	3.50%, 4/1/44, Pool #Q25812	21,568
1,164,090	3.50%, 4/1/44, Pool #G07848	1,154,725
170,256	4.00%, 4/1/44, Pool #Q25643	173,291
1,256,068	Class ZX, Series 4352, 4.00%, 4/15/44	1,259,775
19,378	3.50%, 5/1/44, Pool #Q25988	19,222
34,181	3.50%, 5/1/44, Pool #Q26218	33,948
62,720	3.50%, 5/1/44, Pool #Q26362	62,215
24,446	3.50%, 5/1/44, Pool #Q26452	24,249
142,905	3.50%, 6/1/44, Pool #Q28764	141,755
27,888	3.50%, 6/1/44, Pool #Q26707	27,663
28,117	3.50%, 7/1/44, Pool #Q27319	27,925
217,871	4.00%, 7/1/44, Pool #G60901	221,636
106,513	3.50%, 8/1/44, Pool #Q27843	105,655
622,315	4.00%, 8/1/44, Pool #G07786	634,015
48,930	3.50%, 9/1/44, Pool #Q28604	48,596
126,853	3.50%, 9/1/44, Pool #Q28605	125,693
20,166	3.50%, 9/1/44, Pool #Q28763	19,937
9,953	3.50%, 11/1/44, Pool #Q29697	9,857
3,582	3.50%, 11/1/44, Pool #Q29911	3,549
38,581	3.50%, 1/1/45, Pool #Q31122	38,103
54,395	3.50%, 1/1/45, Pool #Q30876	53,800
17,921	4.00%, 2/1/45, Pool #Q31128	18,174
41,604	4.00%, 2/1/45, Pool #Q31338	42,192
14,941	3.50%, 5/1/45, Pool #Q33131	14,735
128,456	3.50%, 5/1/45, Pool #Q33606	126,865
119,718	3.50%, 6/1/45, Pool #Q34176	118,234
3,400	3.50%, 7/1/45, Pool #Q34960	3,358
4,013,617	3.50%, 8/1/45, Pool #G60138	3,976,929
33,074	3.50%, 9/1/45, Pool #Q36302	32,824
309,628	4.00%, 10/1/45, Pool #Q36972	314,196
13,586	3.50%, 10/1/45, Pool #V81932	13,417
51,961	4.00%, 12/1/45, Pool #Q37957	52,675
43,908	4.00%, 12/1/45, Pool #Q37955	44,529
545,664	3.50%, 1/1/46, Pool #G60393	538,901
41,193	3.50%, 2/1/46, Pool #V82209	40,660
396,911	3.50%, 3/1/46, Pool #Q39250	391,770
438,073	3.50%, 5/1/46, Pool #G60561	432,399
4,474,858	3.50%, 7/1/46, Pool #G60658	4,433,951
729,089	4.00%, 7/1/46, Pool #V82528	739,315
418,908	4.00%, 8/1/46, Pool #V82553	424,785
9,871,711	3.00%, 8/1/46, Pool #G60717	9,463,780
834,139	Class FB, Series 4606, 2.66%(US0001M+50bps), 8/15/46	841,987
57,885	4.00%, 9/1/46, Pool #G60729	58,590
557,367	3.00%, 9/1/46, Pool #G60718	534,320
1,780,085	3.00%, 9/1/46, Pool #Q42979	1,706,479
3,658,702	3.00%, 9/1/46, Pool #Q43104	3,509,689
116,931	4.00%, 10/1/46, Pool #V82661	118,357
622,192	3.00%, 12/1/46, Pool #Q44853	596,852
2,000,756	3.00%, 12/1/46, Pool #V82781	1,917,717
584,517	3.00%, 12/1/46, Pool #Q45064	560,349
148,106	3.00%, 12/1/46, Pool #Q45083	142,625
299,107	3.00%, 12/1/46, Pool #Q45080	287,111
249,365	3.00%, 12/1/46, Pool #Q45079	239,905
2,638,721	4.00%, 2/1/47, Pool #V82929	2,675,776

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 1,143,421	3.50%, 3/1/47, Pool #G60968	$1,130,662
190,902	3.50%, 7/1/47, Pool #Q53113	189,157
2,179,687	4.00%, 8/1/47, Pool #G67704	2,217,739
751,773	3.50%, 10/1/47, Pool #G61178	744,549
13,620,238	3.50%, 12/1/47, Pool #G67706	13,449,268
940,631	3.50%, 12/1/47, Pool #G61208	931,592
206,223	3.50%, 1/1/48, Pool #Q53648	203,666
2,279,627	3.50%, 1/1/48, Pool #Q53747	2,249,240
109,520	3.50%, 1/1/48, Pool #Q53630	108,468
6,340,432	4.00%, 6/1/48, Pool #G67712	6,452,490
3,269,266	4.50%, 8/1/48, Pool #G67715	3,410,459
2,600,000	5.50%, 10/15/48	2,770,422
		125,175,938
Federal National Mortgage Association (21.7%)
235,737	2.50%, 9/1/27, Pool #AB6194	229,138
155,677	2.50%, 9/1/27, Pool #AP5205	151,445
54,225	2.50%, 2/1/28, Pool #AB8446	52,719
117,160	2.50%, 4/1/28, Pool #AB8870	113,907
75,688	3.00%, 4/1/28, Pool #AT3121	75,025
95,520	3.00%, 5/1/28, Pool #AT6033	94,685
316,667	2.50%, 8/1/28, Pool #AS0190	307,863
1,475,192	3.50%, 9/1/28, Pool #AL4245	1,488,836
417,085	3.50%, 10/1/28, Pool #AV0198	420,937
19,877	3.00%, 10/1/28, Pool #AQ4132	19,703
178,138	3.00%, 10/1/28, Pool #AU8774	176,363
619,295	3.50%, 11/1/28, Pool #AV1360	625,018
20,375	3.00%, 11/1/28, Pool #AV0298	20,196
491,661	3.00%, 4/1/29, Pool #AW0937	487,353
347,092	3.00%, 5/1/29, Pool #AW2544	344,058
681,019	3.00%, 6/1/29, Pool #AS2676	675,046
454,781	3.00%, 9/1/29, Pool #AS3220	450,794
472,253	3.50%, 9/1/29, Pool #AL5806	475,749
226,148	3.50%, 9/1/29, Pool #AX0105	227,603
1,391,824	3.00%, 9/1/29, Pool #AL6897	1,379,633
251,124	3.00%, 10/1/29, Pool #AS3594	248,923
59,774	3.50%, 10/1/29, Pool #AX2741	60,153
342,374	3.50%, 12/1/29, Pool #AS3988	345,512
922,703	3.00%, 1/1/30, Pool #AL6144	914,613
2,605,000	4.32%, 1/15/30	1,743,061
134,855	2.50%, 2/1/30, Pool #BM3403	131,036
36,751	2.50%, 2/1/30, Pool #AS4485	35,625
42,110	2.50%, 2/1/30, Pool #AS4488	40,820
269,558	2.50%, 3/1/30, Pool #AS4688	261,304
183,962	3.00%, 3/1/30, Pool #AL6583	182,350
126,588	2.50%, 4/1/30, Pool #AY3416	122,711
156,545	3.00%, 4/1/30, Pool #AL6584	155,174
62,011	2.50%, 5/1/30, Pool #AY0828	60,112
90,829	3.00%, 5/1/30, Pool #AL6761	90,033
3,901,000	4.34%, 5/15/30	2,580,026
41,075	3.00%, 7/1/30, Pool #AX9700	40,715
22,393	3.00%, 7/1/30, Pool #AZ2297	22,162
55,657	2.50%, 7/1/30, Pool #AZ2170	53,953
142,008	3.00%, 7/1/30, Pool #AX9701	140,761
193,781	2.50%, 7/1/30, Pool #AS5403	187,846
34,586	2.50%, 7/1/30, Pool #AS5405	33,527
124,650	3.00%, 7/1/30, Pool #AL7139	123,557
16,349	3.00%, 8/1/30, Pool #AZ8597	16,206
126,871	2.50%, 8/1/30, Pool #AS5614	122,985
33,548	3.00%, 8/1/30, Pool #AZ7833	33,199
1,007,709	3.50%, 8/1/30, Pool #AL7430	1,015,183
132,679	3.50%, 8/1/30, Pool #AS5708	133,663
401,046	2.50%, 8/1/30, Pool #BM3552	389,562
98,293	2.50%, 8/1/30, Pool #AS5548	95,283
243,673	2.50%, 8/1/30, Pool #AS5616	236,209
163,948	3.00%, 8/1/30, Pool #AS5622	162,510

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 181,063	3.00%, 8/1/30, Pool #AS5623	$179,473
30,823	3.00%, 8/1/30, Pool #AX3298	30,553
29,940	3.50%, 8/1/30, Pool #AS5707	30,159
206,960	3.00%, 8/1/30, Pool #AL7227	205,145
229,781	3.00%, 8/1/30, Pool #AL7225	227,766
43,538	3.00%, 9/1/30, Pool #AL7320	43,156
66,021	3.00%, 9/1/30, Pool #AZ5719	65,288
119,849	3.00%, 9/1/30, Pool #AS5714	118,798
142,723	2.50%, 9/1/30, Pool #AS5872	138,352
114,709	2.50%, 9/1/30, Pool #AS5786	111,197
164,600	3.00%, 9/1/30, Pool #AS5728	163,156
138,859	2.50%, 11/1/30, Pool #AS6141	134,604
19,643	2.50%, 11/1/30, Pool #AL7800	19,042
129,970	2.50%, 11/1/30, Pool #AS6115	125,987
132,720	2.50%, 11/1/30, Pool #AS6116	128,654
126,117	2.50%, 11/1/30, Pool #AS6142	122,254
232,191	2.50%, 3/1/31, Pool #BM1595	225,738
216,229	2.50%, 6/1/31, Pool #AS7320	208,804
352,268	2.50%, 7/1/31, Pool #AS7605	340,170
379,465	2.50%, 7/1/31, Pool #AS7617	366,433
52,573	4.00%, 8/1/31, Pool #AY4688	53,892
17,794	2.50%, 8/1/31, Pool #BC2777	17,183
2,908,187	3.00%, 8/1/31, Pool #AL9376	2,875,284
87,702	4.00%, 8/1/31, Pool #AY4707	90,088
237,690	3.00%, 9/1/31, Pool #AL9378	235,000
3,069,103	2.50%, 10/1/31, Pool #BC4773	2,963,704
1,577,806	2.50%, 10/1/31, Pool #AS8195	1,523,621
846,386	2.50%, 10/1/31, Pool #AS8208	817,319
648,579	2.50%, 10/1/31, Pool #AS8193	626,306
461,799	2.50%, 10/1/31, Pool #AS8009	445,940
138,268	2.00%, 10/1/31, Pool #MA2774	129,705
347,489	2.50%, 11/1/31, Pool #AS8241	335,556
507,058	2.50%, 11/1/31, Pool #AS8240	489,645
41,522	2.00%, 11/1/31, Pool #AS8291	38,951
629,988	2.00%, 11/1/31, Pool #AS8251	590,970
254,269	2.50%, 11/1/31, Pool #AS8245	245,537
822,347	2.00%, 11/1/31, Pool #BM3054	771,428
207,147	2.50%, 11/1/31, Pool #BC2629	200,033
419,405	2.50%, 11/1/31, Pool #BC2631	405,001
224,808	2.00%, 11/1/31, Pool #BC9040	210,892
225,898	2.50%, 11/1/31, Pool #BC2628	218,140
182,181	2.00%, 12/1/31, Pool #MA2845	170,897
23,871	3.00%, 2/1/32, Pool #BE5670	23,601
45,311	2.50%, 2/1/32, Pool #BM1036	43,755
1,490,227	3.50%, 2/1/32, Pool #AS8885	1,501,307
402,111	2.50%, 3/1/32, Pool #AS9317	388,302
802,732	2.50%, 3/1/32, Pool #AS9319	775,165
751,059	2.50%, 3/1/32, Pool #AS9318	725,266
1,086,200	2.00%, 3/1/32, Pool #BM3061	1,018,921
709,584	2.50%, 3/1/32, Pool #AS9321	685,216
493,931	2.50%, 3/1/32, Pool #AS9316	476,968
793,050	3.00%, 3/1/32, Pool #AS9327	784,077
3,339,021	3.50%, 4/1/32, Pool #BM3503	3,375,032
2,435,512	3.50%, 5/1/32, Pool #BM1602	2,453,610
3,615,306	3.00%, 6/1/32, Pool #BM1791	3,575,063
1,115,829	2.50%, 8/1/32, Pool #BM3578	1,077,509
445,548	3.00%, 9/1/32, Pool #BM3240	442,155
114,721	3.50%, 11/1/32, Pool #BJ2054	115,584
77,794	3.50%, 1/1/33, Pool #BJ2096	78,380
142,378	5.50%, 1/1/33, Pool #676661	153,322
2,219,943	2.50%, 2/1/33, Pool #BM3793	2,151,945
102,846	5.50%, 5/1/33, Pool #555424	110,975
920,000	4.00%, 9/1/33, Pool #CA2403	945,198
315,790	4.00%, 9/1/33, Pool #BK7635	324,440

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 440,000	4.00%, 9/1/33, Pool #BK7641	$452,597
153,000	4.00%, 9/1/33, Pool #BK7642	156,766
910,000	4.00%, 10/1/33, Pool #CA2404	934,222
660,000	4.00%, 10/1/33, Pool #CA2406	676,242
880,000	4.00%, 10/1/33, Pool #CA2408	904,239
200,000	4.50%, 10/25/33, TBA	202,375
1,900,000	5.00%, 10/25/33, TBA	1,922,563
666,000	2.00%, 10/25/33, TBA	624,358
1,037,000	3.00%, 10/25/33, TBA	1,024,136
1,962,000	2.50%, 10/25/33, TBA	1,892,897
826,983	5.00%, 2/1/35, Pool #735226	877,896
244,863	5.50%, 2/1/35, Pool #735989	264,311
61,067	5.00%, 3/1/35, Pool #735288	64,831
22,365	6.00%, 4/1/35, Pool #735504	24,618
114,843	5.00%, 9/1/35, Pool #889974	121,922
237,485	4.00%, 1/1/36, Pool #AB0686	241,478
569,768	5.50%, 9/1/36, Pool #995113	615,367
60,397	3.00%, 10/1/36, Pool #AL9227	58,893
178,607	3.00%, 11/1/36, Pool #AS8349	174,161
436,330	3.00%, 11/1/36, Pool #AS8348	425,468
412,165	3.00%, 12/1/36, Pool #BE1896	401,905
527,010	3.00%, 12/1/36, Pool #AS8553	513,890
30,996	5.50%, 2/1/38, Pool #961545	33,309
17,996	6.00%, 3/1/38, Pool #889529	19,795
100,502	5.50%, 5/1/38, Pool #889441	108,143
132,687	5.50%, 5/1/38, Pool #889692	143,002
55,866	6.00%, 5/1/38, Pool #889466	61,451
89,154	5.50%, 6/1/38, Pool #995018	96,186
25,124	5.50%, 9/1/38, Pool #889995	27,057
60,754	6.00%, 10/1/38, Pool #889983	66,936
319,449	5.50%, 1/1/39, Pool #AB0200	343,804
138,704	4.50%, 4/1/39, Pool #930922	144,467
149,292	4.50%, 5/1/39, Pool #AL1472	155,513
1,408,329	5.00%, 6/1/39, Pool #AL7521	1,494,973
896,841	6.00%, 7/1/39, Pool #BF0056	962,361
66,284	5.50%, 10/1/39, Pool #AD0362	71,541
466,348	5.50%, 12/1/39, Pool #AC6680	500,433
64,574	5.50%, 12/1/39, Pool #AD0571	69,667
8,634,488	4.50%, 1/1/40, Pool #AC8568	9,006,004
51,041	5.50%, 3/1/40, Pool #AL5304	55,486
405,959	6.00%, 4/1/40, Pool #AL4141	447,244
50,288	4.50%, 4/1/40, Pool #AD4038	52,356
77,993	6.50%, 5/1/40, Pool #AL1704	86,040
144,382	4.50%, 7/1/40, Pool #AD7127	150,243
202,157	4.00%, 7/1/40, Pool #AE0113	205,649
106,216	4.50%, 7/1/40, Pool #AB1226	110,565
362,963	4.00%, 8/1/40, Pool #AE0216	369,281
5,400	4.00%, 8/1/40, Pool #AD9136	5,494
43,253	6.00%, 9/1/40, Pool #AE0823	47,406
411,314	4.00%, 10/1/40, Pool #AE7535	418,475
981,741	4.00%, 10/1/40, Pool #AB1614	999,348
65,741	4.00%, 11/1/40, Pool #AE8407	66,886
44,673	4.00%, 12/1/40, Pool #AH0006	45,449
294,423	4.00%, 12/1/40, Pool #AH0946	299,547
2,680,000	Class CY, Series 2010-136, 4.00%, 12/25/40	2,717,662
83,236	4.00%, 1/1/41, Pool #AL7167	84,298
11,205,214	Class ZA, Series 2011-8, 4.00%, 2/25/41, Callable 5/25/34 @ 100	11,280,655
646,668	4.00%, 4/1/41, Pool #AI1186	657,896
94,632	6.00%, 6/1/41, Pool #AL4142	104,014
1,042,948	5.00%, 7/1/41, Pool #AL7524	1,108,855
58,349	4.50%, 7/1/41, Pool #AB3314	60,690
1,211,271	5.50%, 9/1/41, Pool #AL8430	1,306,427
774,875	4.00%, 9/1/41, Pool #AJ1541	788,342

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 64,366	4.00%, 9/1/41, Pool #AI5228	$65,487
56,555	4.50%, 9/1/41, Pool #AI8961	58,867
50,574	4.00%, 10/1/41, Pool #AC9312	51,455
3,415,613	4.00%, 11/1/41, Pool #AJ4701	3,475,959
172,647	4.00%, 12/1/41, Pool #AB4054	176,370
57,073	4.00%, 12/1/41, Pool #AJ7684	58,303
351,529	3.50%, 1/1/42, Pool #AW8154	348,868
55,010	3.50%, 1/1/42, Pool #AK2073	54,564
1,513,038	4.00%, 1/1/42, Pool #AB4307	1,539,382
184,416	4.00%, 2/1/42, Pool #AB4530	187,627
60,530	3.50%, 4/1/42, Pool #AK7510	60,040
168,759	3.50%, 4/1/42, Pool #AO0777	167,393
306,843	4.00%, 5/1/42, Pool #AO2961	312,185
24,350	3.50%, 5/1/42, Pool #AO2881	24,029
99,959	4.00%, 5/1/42, Pool #AT6144	102,113
98,983	4.00%, 5/1/42, Pool #A02114	100,707
28,155	3.50%, 6/1/42, Pool #AO3048	27,927
51,606	3.50%, 6/1/42, Pool #AO3107	51,188
106,475	4.00%, 6/1/42, Pool #AL2003	108,316
44,292	3.50%, 6/1/42, Pool #AK9225	43,934
47,528	3.50%, 6/1/42, Pool #AL2168	47,143
61,392	3.50%, 7/1/42, Pool #AO9707	60,895
3,728,172	4.00%, 7/1/42, Pool #AL2160	3,807,738
78,544	4.00%, 7/1/42, Pool #AL2607	79,911
220,956	4.00%, 7/1/42, Pool #AL4244	225,718
1,233,473	4.00%, 8/1/42, Pool #AL2242	1,254,949
98,907	3.50%, 8/1/42, Pool #AO7152	98,106
54,282	4.00%, 9/1/42, Pool #AX3706	55,227
108,526	4.00%, 9/1/42, Pool #AL2901	110,413
351,108	4.50%, 9/1/42, Pool #AL2482	365,585
493,573	3.50%, 10/1/42, Pool #AB6512	489,653
148,083	3.00%, 10/1/42, Pool #AP9726	143,096
65,396	3.50%, 10/1/42, Pool #AQ0393	64,938
480,156	3.50%, 12/1/42, Pool #AL8045	476,269
273,533	4.00%, 12/1/42, Pool #AL6055	279,425
119,144	3.50%, 12/1/42, Pool #AQ7127	118,179
939,691	3.00%, 12/1/42, Pool #AB7269	907,794
211,943	3.00%, 12/1/42, Pool #AB7425	204,701
251,116	3.00%, 12/1/42, Pool #AB7271	242,541
618,206	3.00%, 1/1/43, Pool #AB7458	596,931
609,016	3.00%, 1/1/43, Pool #AB7497	588,060
341,468	3.00%, 1/1/43, Pool #AB7565	329,716
666,539	3.00%, 1/1/43, Pool #AB7567	643,951
419,592	3.00%, 1/1/43, Pool #AB7755	405,175
167,802	4.00%, 1/1/43, Pool #AL7369	170,721
2,298,417	4.50%, 1/1/43, Pool #AL8206	2,391,554
236,259	3.00%, 2/1/43, Pool #AB7762	228,129
269,823	3.50%, 2/1/43, Pool #AL2935	267,639
230,896	3.00%, 2/1/43, Pool #AB8558	222,896
451,531	3.00%, 3/1/43, Pool #AR9194	436,120
703,642	3.50%, 3/1/43, Pool #AL3409	697,945
35,854	3.50%, 3/1/43, Pool #AR8128	35,542
52,532	3.50%, 3/1/43, Pool #AR9203	52,108
150,601	3.00%, 3/1/43, Pool #AB8830	145,401
152,155	3.00%, 3/1/43, Pool #AR9218	146,836
22,392	3.50%, 3/1/43, Pool #AT0310	22,211
99,715	3.00%, 3/1/43, Pool #AR7568	96,235
17,513	3.50%, 3/1/43, Pool #AR6909	17,371
114,180	3.00%, 3/1/43, Pool #AR7576	110,196
266,198	4.00%, 3/1/43, Pool #AL3300	270,972
56,568	3.00%, 3/1/43, Pool #AB8712	54,608
438,074	3.00%, 3/1/43, Pool #AB8701	422,895
25,047	3.50%, 4/1/43, Pool #AT3019	24,844
122,683	3.00%, 4/1/43, Pool #AT2043	118,389

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 56,541	3.00%, 4/1/43, Pool #AB9033	$54,569
108,181	3.00%, 4/1/43, Pool #AB8924	104,400
212,337	3.00%, 4/1/43, Pool #AT2040	204,906
168,372	3.00%, 4/1/43, Pool #AR8630	162,497
411,986	3.00%, 4/1/43, Pool #AB9016	397,686
121,583	3.00%, 4/1/43, Pool #AB8923	117,337
66,246	3.00%, 4/1/43, Pool #AT2037	63,935
439,762	3.00%, 5/1/43, Pool #AT2719	424,595
164,025	3.00%, 5/1/43, Pool #AT6654	158,379
40,647	3.50%, 5/1/43, Pool #MA1440	40,307
215,944	3.00%, 5/1/43, Pool #AB9462	208,411
110,910	3.50%, 5/1/43, Pool #AB9255	110,012
165,364	3.00%, 5/1/43, Pool #AL3759	159,692
300,599	3.00%, 5/1/43, Pool #AB9173	290,179
243,400	3.00%, 6/1/43, Pool #AB9662	234,989
26,575	3.50%, 6/1/43, Pool #AB9567	26,360
87,918	3.00%, 6/1/43, Pool #AT7676	84,845
15,830	3.00%, 6/1/43, Pool #AB9564	15,282
488,247	3.50%, 7/1/43, Pool #AL4010	484,298
3,015,799	3.00%, 7/1/43, Pool #AB9940	2,911,882
675,603	3.00%, 7/1/43, Pool #AL5778	651,961
684,314	3.50%, 7/1/43, Pool #AU0918	678,792
208,845	3.50%, 7/1/43, Pool #AT4327	207,189
458,060	3.50%, 7/1/43, Pool #AT9667	454,079
225,936	3.50%, 7/1/43, Pool #AT8464	223,826
613,085	3.50%, 7/1/43, Pool #AT7940	608,145
196,326	3.50%, 7/1/43, Pool #AR7145	194,503
73,104	3.50%, 7/1/43, Pool #AT3906	72,512
121,003	3.50%, 8/1/43, Pool #AU0613	119,736
58,462	3.50%, 8/1/43, Pool #AU3270	57,988
14,926	3.50%, 8/1/43, Pool #AU3032	14,805
62,622	3.50%, 8/1/43, Pool #AU3267	62,183
127,564	3.50%, 8/1/43, Pool #AU0570	126,266
555,085	3.50%, 8/1/43, Pool #AS0209	550,282
15,734	3.50%, 8/1/43, Pool #AT7333	15,587
550,781	3.00%, 8/1/43, Pool #AS0331	531,546
20,494	3.50%, 9/1/43, Pool #AT7267	20,329
1,870,368	4.00%, 10/1/43, Pool #BM1502	1,902,899
127,121	4.00%, 10/1/43, Pool #AL7577	129,332
24,687	3.50%, 10/1/43, Pool #AU7247	24,482
1,217,994	3.50%, 11/1/43, Pool #AL9745	1,208,137
614,861	3.50%, 12/1/43, Pool #AL4682	609,884
1,535,447	5.00%, 12/1/43, Pool #AL7777	1,633,739
444,616	3.50%, 1/1/44, Pool #AL4750	441,500
107,706	3.50%, 1/1/44, Pool #AS1703	106,700
107,904	3.50%, 1/1/44, Pool #AS1539	106,897
65,325	3.50%, 1/1/44, Pool #AS1453	64,766
815,253	3.50%, 1/1/44, Pool #AL9422	809,547
138,037	4.00%, 3/1/44, Pool #AV6577	140,679
4,013,806	4.50%, 4/1/44, Pool #AL6887	4,176,788
1,002,319	3.50%, 5/1/44, Pool #AL5554	994,634
26,218	3.50%, 6/1/44, Pool #AW6405	25,941
14,487	3.50%, 6/1/44, Pool #AS2591	14,352
5,329,275	3.50%, 6/1/44, Pool #AL9405	5,286,142
26,200	4.00%, 7/1/44, Pool #AW7055	26,575
1,759,698	4.00%, 8/1/44, Pool #AL5601	1,797,415
1,034,819	4.00%, 8/1/44, Pool #890629	1,057,125
827,222	5.00%, 11/1/44, Pool #AL8878	880,131
17,640	4.00%, 12/1/44, Pool #AY0299	18,020
217,931	4.00%, 12/1/44, Pool #AX9372	222,366
16,386	4.00%, 12/1/44, Pool #AX6255	16,739
732,208	4.00%, 1/1/45, Pool #AS4083	747,107
200,682	4.00%, 1/1/45, Pool #AY0367	204,765
69,986	4.00%, 1/1/45, Pool #AX8713	71,410
524,559	3.50%, 2/1/45, Pool #BM1100	520,315

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 190,166	4.00%, 2/1/45, Pool #AS4308	$193,805
127,875	4.00%, 2/1/45, Pool #AY2693	129,767
29,625	4.00%, 2/1/45, Pool #AY1866	30,263
833,695	4.00%, 5/1/45, Pool #AS5017	851,662
69,710	4.00%, 5/1/45, Pool #AY9770	71,213
30,063	4.00%, 5/1/45, Pool #AY8218	30,493
455,601	5.00%, 6/1/45, Pool #BM3784	480,706
1,292,134	3.50%, 7/1/45, Pool #AS5453	1,277,068
491,942	3.50%, 7/1/45, Pool #AS5459	487,676
66,612	3.50%, 8/1/45, Pool #AS5640	65,836
259,044	4.50%, 9/1/45, Pool #AL7936	270,972
523,803	4.00%, 10/1/45, Pool #AS5949	533,439
616,787	3.50%, 10/1/45, Pool #MA2414	613,031
105,410	4.00%, 10/1/45, Pool #AL7442	107,648
151,467	4.00%, 10/1/45, Pool #AL7443	154,461
50,498	4.00%, 10/1/45, Pool #AZ9244	51,481
46,467	4.00%, 10/1/45, Pool #AZ9243	47,431
48,761	4.00%, 10/1/45, Pool #BA2879	49,625
53,460	4.00%, 10/1/45, Pool #BA2877	54,234
48,541	4.00%, 10/1/45, Pool #BA2878	49,472
1,809,690	3.50%, 11/1/45, Pool #BM1124	1,792,792
154,093	4.00%, 11/1/45, Pool #BA2904	157,264
235,799	4.00%, 11/1/45, Pool #BA2905	240,358
17,022	4.50%, 11/1/45, Pool #AS6233	17,695
127,219	4.50%, 11/1/45, Pool #AL9501	133,016
110,027	3.50%, 11/1/45, Pool #AS6195	109,209
424,438	4.50%, 12/1/45, Pool #BM1756	441,139
132,021	4.00%, 12/1/45, Pool #BA4736	134,717
458,044	3.50%, 12/1/45, Pool #AL9635	453,849
73,620	4.00%, 12/1/45, Pool #BA2924	74,617
162,586	4.00%, 12/1/45, Pool #BA4737	165,561
499,566	4.00%, 12/1/45, Pool #AS6347	508,682
179,653	4.00%, 1/1/46, Pool #BA4781	183,202
312,095	4.00%, 2/1/46, Pool #AS6662	317,628
591,358	3.50%, 3/1/46, Pool #AS6823	584,401
224,319	3.50%, 4/1/46, Pool #AL8521	221,987
6,431,598	3.50%, 4/1/46, Pool #BC5981	6,363,774
556,194	3.50%, 4/1/46, Pool #AS7015	549,316
5,797,387	4.00%, 5/1/46, Pool #AS7177	5,898,167
374,384	3.50%, 5/1/46, Pool #AL8570	369,980
1,965,469	3.50%, 6/1/46, Pool #AS7383	1,941,739
143,408	3.00%, 6/1/46, Pool #AS7370	138,099
31,348	4.00%, 6/1/46, Pool #BD0734	31,775
74,220	3.50%, 6/1/46, Pool #BC1154	73,576
1,553,055	3.50%, 6/1/46, Pool #AS7353	1,533,984
2,041,170	4.00%, 6/1/46, Pool #AL9093	2,069,110
30,408	3.00%, 6/1/46, Pool #AS7365	29,150
256,966	3.00%, 6/1/46, Pool #AS7362	247,214
1,055,882	4.50%, 7/1/46, Pool #BM1920	1,104,469
4,298,383	3.50%, 7/1/46, Pool #BA7748	4,244,726
6,860,186	4.00%, 7/1/46, Pool #AS7507	6,979,450
5,333,772	4.00%, 7/1/46, Pool #AL8857	5,417,424
3,666,236	3.00%, 7/1/46, Pool #BC1450	3,514,598
717,782	4.50%, 7/1/46, Pool #BM3053	751,632
846,733	3.50%, 8/1/46, Pool #AL8952	836,510
30,967	4.00%, 8/1/46, Pool #AW7541	31,387
38,346	4.00%, 8/1/46, Pool #BD3933	39,039
56,709	4.00%, 8/1/46, Pool #BD4900	57,737
42,871	3.00%, 8/1/46, Pool #AL9031	41,284
3,852,868	3.00%, 8/1/46, Pool #BC1486	3,693,508
1,440,858	Class UF, Series 2016-48, 2.62%(US0001M+40bps), 8/25/46	1,448,668
300,963	3.00%, 9/1/46, Pool #AL9045	289,423
37,530	4.00%, 9/1/46, Pool #BD7826	38,200

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 860,996	3.00%, 9/1/46, Pool #AL9214	$824,744
6,213,836	4.00%, 9/1/46, Pool #AS7934	6,321,386
20,626	3.50%, 9/1/46, Pool #BE0547	20,334
209,761	3.00%, 9/1/46, Pool #AS7889	201,703
3,178,621	3.00%, 9/1/46, Pool #AS7847	3,047,147
398,010	3.00%, 9/1/46, Pool #AS7878	382,906
788,338	3.50%, 9/1/46, Pool #AL9511	779,146
2,815,303	3.00%, 9/1/46, Pool #BD1469	2,702,356
128,380	4.00%, 9/1/46, Pool #BD1481	130,718
1,110,103	3.00%, 10/1/46, Pool #BD8925	1,066,399
860,770	3.00%, 10/1/46, Pool #AL9215	825,701
664,174	3.00%, 10/1/46, Pool #AL9266	636,210
4,970,754	3.00%, 10/1/46, Pool #BD3309	4,775,967
450,272	3.00%, 11/1/46, Pool #BD9645	431,649
1,869,867	4.00%, 11/1/46, Pool #AS8379	1,903,696
903,303	3.00%, 11/1/46, Pool #BD9644	866,489
5,364,406	3.50%, 11/1/46, Pool #AL9424	5,297,422
973,899	3.00%, 11/1/46, Pool #AL9325	934,196
358,787	4.00%, 11/1/46, Pool #BC9012	365,288
33,962	3.50%, 11/1/46, Pool #BC7299	33,503
753,654	3.50%, 11/1/46, Pool #AS8371	746,267
54,641	3.50%, 11/1/46, Pool #BE1932	53,936
7,184,893	4.00%, 11/1/46, Pool #AS8374	7,302,880
343,012	3.00%, 11/1/46, Pool #BD9643	329,016
806,524	3.00%, 11/1/46, Pool #BD8962	774,737
113,663	3.50%, 11/1/46, Pool #BD8477	112,149
1,203,986	3.50%, 11/1/46, Pool #BD8970	1,187,690
575,020	3.50%, 11/1/46, Pool #BM1938	568,492
350,128	3.00%, 11/1/46, Pool #BD9641	336,841
300,951	3.00%, 11/1/46, Pool #AL9481	289,530
132,846	3.50%, 12/1/46, Pool #AL9593	131,153
743,293	3.50%, 12/1/46, Pool #BC9084	734,856
1,782,389	4.00%, 12/1/46, Pool #AS8499	1,813,148
1,482,973	3.50%, 12/1/46, Pool #AS8493	1,464,303
76,239	4.00%, 12/1/46, Pool #BD9583	77,584
1,882,585	3.00%, 12/1/46, Pool #AS8486	1,806,961
36,763	4.00%, 12/1/46, Pool #BE3141	37,403
53,510	4.00%, 12/1/46, Pool #BE2862	54,433
519,269	4.00%, 1/1/47, Pool #BD2439	528,666
867,333	3.50%, 1/1/47, Pool #AS8653	858,831
335,233	3.50%, 1/1/47, Pool #AL9774	332,072
1,534,902	4.00%, 1/1/47, Pool #AS8657	1,561,786
139,973	3.50%, 1/1/47, Pool #BE4913	137,925
268,956	3.50%, 1/1/47, Pool #BD8531	265,528
33,259	4.00%, 1/1/47, Pool #BE5312	33,639
214,823	3.00%, 1/1/47, Pool #AS8589	206,637
2,240,803	3.50%, 1/1/47, Pool #AL9725	2,218,836
113,101	3.00%, 2/1/47, Pool #BD5056	108,792
1,108,603	3.50%, 2/1/47, Pool #BM3792	1,097,506
358,213	3.50%, 2/1/47, Pool #BE3188	354,146
411,401	3.00%, 2/1/47, Pool #BD5049	394,612
3,485,266	4.00%, 3/1/47, Pool #BM1155	3,539,599
736,540	3.00%, 3/1/47, Pool #AS8936	706,024
2,509,603	4.00%, 3/1/47, Pool #890824	2,544,142
896,471	3.00%, 3/1/47, Pool #AS8925	859,864
1,037,815	4.00%, 5/1/47, Pool #BH0398	1,050,497
211,807	3.50%, 5/1/47, Pool #BM1937	209,770
813,234	3.50%, 5/1/47, Pool #BM1174	802,868
693,976	3.50%, 6/1/47, Pool #BM1902	684,563
848,344	4.00%, 7/1/47, Pool #BH3401	860,338
499,272	3.50%, 7/1/47, Pool #BM1571	493,089
976,056	4.00%, 8/1/47, Pool #BM1619	989,839
118,192	3.50%, 9/1/47, Pool #BH8295	116,373
283,318	3.50%, 9/1/47, Pool #BM1822	280,101
641,947	3.50%, 10/1/47, Pool #BM1952	634,659

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 478,510	4.50%, 10/1/47, Pool #BM3052	$500,184
1,000,000	5.00%, 10/15/47, TBA	1,040,982
2,800,000	4.50%, 10/15/47, TBA	2,893,532
724,079	3.50%, 11/1/47, Pool #CA0689	716,980
116,705	3.50%, 11/1/47, Pool #CA0681	115,380
20,927,000	4.00%, 11/20/47, TBA	21,255,620
57,421	3.50%, 12/1/47, Pool #BM3327	56,769
779,880	3.50%, 12/1/47, Pool #BM3326	772,233
600,172	4.50%, 12/1/47, Pool #BH7067	624,021
3,897,833	3.50%, 12/1/47, Pool #BH7060	3,848,143
584,575	4.00%, 12/1/47, Pool #BM3261	595,429
889,666	3.50%, 12/1/47, Pool #BM3282	880,943
1,593,547	3.50%, 1/1/48, Pool #CA1058	1,575,576
1,421,025	3.50%, 1/1/48, Pool #CA0993	1,401,537
305,225	3.50%, 1/1/48, Pool #BJ5879	301,759
160,147	3.50%, 1/1/48, Pool #BJ8120	158,577
58,094	3.50%, 1/1/48, Pool #BJ8650	57,434
84,859	3.50%, 1/1/48, Pool #BJ8126	83,790
272,410	4.00%, 2/1/48, Pool #BJ9058	276,146
1,831,207	4.00%, 2/1/48, Pool #CA1255	1,856,118
1,266,197	4.00%, 2/1/48, Pool #CA1199	1,283,422
284,763	4.00%, 2/1/48, Pool #BJ9057	288,316
1,934,201	4.00%, 3/1/48, Pool #CA1372	1,970,425
6,121,044	4.00%, 4/1/48, Pool #CA1545	6,204,577
790,280	4.00%, 4/1/48, Pool #CA1549	805,251
4,100,438	4.00%, 4/1/48, Pool #CA1541	4,166,411
340,751	4.50%, 4/1/48, Pool #BM3846	356,837
225,562	4.00%, 4/1/48, Pool #BM3763	229,626
205,480	4.00%, 4/1/48, Pool #BM3762	209,328
7,320,627	4.50%, 5/1/48, Pool #CA1704	7,633,267
39,889	4.50%, 7/1/48, Pool #BK4471	41,593
11,000,214	4.50%, 7/1/48, Pool #MA3444	11,351,422
181,730	4.50%, 7/1/48, Pool #BK6113	190,669
3,903,000	4.50%, 10/15/48, TBA	4,028,170
20,085,000	3.50%, 10/15/48, TBA	19,947,791
8,260,000	3.00%, 10/15/48, TBA	8,001,875
10,861,416	3.00%, 10/15/48, TBA	10,392,018
893,000	4.00%, 10/15/48, TBA	901,753
300,000	6.00%, 10/15/48, TBA	325,805
2,900,000	2.50%, 10/25/48, TBA	2,684,199
3,414,000	5.00%, 10/25/48, TBA	3,583,653
4,523,000	6.00%, 10/25/48, TBA	4,886,077
2,826,000	3.50%, 10/25/48, TBA	2,780,866
13,906,832	3.00%, 11/25/48, TBA	13,292,500
		435,861,043
Government National Mortgage Association (7.7%)
24,590	4.50%, 9/15/33, Pool #615516	25,585
83,641	5.00%, 12/15/33, Pool #783571	88,824
24,075	6.50%, 8/20/38, Pool #4223	26,944
26,472	6.50%, 10/15/38, Pool #673213	29,682
13,097	6.50%, 11/20/38, Pool #4292	14,637
26,167	6.50%, 12/15/38, Pool #782510	29,100
274,663	5.00%, 1/15/39, Pool #782557	291,720
115,700	5.00%, 4/15/39, Pool #711939	122,879
184,419	5.00%, 4/15/39, Pool #782619	195,836
21,212	4.00%, 4/20/39, Pool #4422	21,769
18,018	5.00%, 6/15/39, Pool #782696	19,135
73,487	4.00%, 7/20/39, Pool #4494	75,407
120,568	5.00%, 10/20/39, Pool #4559	128,763
13,926	4.50%, 12/20/39, Pool #G24598	14,597
37,668	4.50%, 1/15/40, Pool #728627	39,294
17,386	4.50%, 1/20/40, Pool #4617	18,223
13,604	4.50%, 2/20/40, Pool #G24636	14,259
97,833	5.00%, 5/15/40, Pool #782958	103,876

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 947	4.50%, 5/20/40, Pool #G24696	$993
80,707	5.00%, 6/15/40, Pool #697862	85,660
83,582	4.50%, 7/15/40, Pool #745793	87,183
806,219	4.50%, 7/15/40, Pool #733795	841,282
35,550	4.50%, 7/20/40, Pool #4746	37,264
68,255	4.50%, 8/20/40, Pool #4771	71,541
20,291	4.00%, 9/20/40, Pool #G24800	20,824
32,279	4.50%, 9/20/40, Pool #748948	33,774
163,213	4.50%, 10/15/40, Pool #783609	170,300
60,593	4.50%, 10/20/40, Pool #4834	63,518
514,537	4.00%, 10/20/40, Pool #G24833	528,055
960,104	4.00%, 11/20/40, Pool #4853	985,305
466,394	4.00%, 12/20/40, Pool #G24882	478,651
201,741	4.00%, 1/15/41, Pool #759138	206,462
411,296	4.00%, 1/20/41, Pool #4922	422,109
54,868	4.50%, 2/15/41, Pool #738019	57,232
1,422,416	4.00%, 2/20/41, Pool #742887	1,453,909
7,046	4.00%, 2/20/41, Pool #4945	7,231
144,155	4.00%, 3/15/41, Pool #762838	147,550
9,636	5.00%, 4/20/41, Pool #5018	10,260
20,620	5.00%, 6/20/41, Pool #5083	21,953
159,644	4.50%, 6/20/41, Pool #783590	167,314
64,818	4.50%, 7/20/41, Pool #754367	67,032
109,159	4.50%, 7/20/41, Pool #783584	114,399
367,890	4.50%, 7/20/41, Pool #5115	385,549
10,738	5.00%, 7/20/41, Pool #5116	11,427
678,440	4.00%, 7/20/41, Pool #742895	691,795
117,103	4.50%, 11/15/41, Pool #783610	122,188
335,150	3.50%, 1/15/42, Pool #553461	334,781
432,708	4.00%, 4/20/42, Pool #MA0023	444,057
178,034	5.00%, 7/20/42, Pool #MA0223	188,790
508,171	3.50%, 4/15/43, Pool #AD2334	506,359
814,400	3.50%, 4/20/43, Pool #MA0934	814,437
451,570	3.50%, 5/20/43, Pool #MA1012	451,591
38,519	4.00%, 7/20/43, Pool #MA1158	39,517
1,694,067	4.50%, 6/20/44, Pool #MA1997	1,778,463
33,051	4.00%, 8/20/44, Pool #AI4167	33,654
15,255	4.00%, 8/20/44, Pool #AI4166	15,619
21,089	4.00%, 8/20/44, Pool #AJ4687	21,594
1,485,383	4.00%, 8/20/44, Pool #MA2149	1,522,536
35,669	4.00%, 8/20/44, Pool #AJ2723	36,832
767,391	5.00%, 12/20/44, Pool #MA2448	813,367
89,205	3.00%, 12/20/44, Pool #MA2444	87,002
1,510,780	Class ZD, Series 2015-3, 4.00%, 1/20/45	1,519,672
738,577	3.00%, 2/15/45, Pool #784439	718,355
1,703,674	3.00%, 4/20/45, Pool #MA2753	1,656,823
4,082,185	3.50%, 4/20/45, Pool #MA2754	4,069,791
4,906,614	3.50%, 5/20/45, Pool #MA2826	4,891,716
91,214	3.00%, 6/20/45, Pool #MA2891	88,687
272,266	3.00%, 7/20/45, Pool #MA2960	264,694
89,511	3.00%, 8/20/45, Pool #MA3033	87,123
551,351	3.00%, 10/20/45, Pool #MA3172	535,904
430,088	5.00%, 12/20/45, Pool #MA3313	455,751
14,694,363	3.50%, 3/20/46, Pool #MA3521	14,645,216
10,136,197	3.00%, 4/20/46, Pool #MA3596	9,842,796
15,271,492	3.50%, 4/20/46, Pool #MA3597	15,215,707
71,332	3.00%, 5/20/46, Pool #MA3662	69,344
4,867,021	3.50%, 5/20/46, Pool #MA3663	4,848,492
10,198,775	3.50%, 6/20/46, Pool #MA3736	10,156,803
1,624,021	3.00%, 6/20/46, Pool #MA3735	1,576,012
3,190,882	3.00%, 7/20/46, Pool #MA3802	3,096,543
1,680,769	3.50%, 7/20/46, Pool #MA3803	1,673,593
14,915,348	3.00%, 8/20/46, Pool #MA3873	14,474,375
6,444,596	3.50%, 9/20/46, Pool #MA3937	6,416,086

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 6,569,972	3.00%, 9/20/46, Pool #MA3936	$6,378,745
353,459	3.50%, 10/20/46, Pool #AX4345	351,943
148,941	3.50%, 10/20/46, Pool #AX4343	148,348
174,850	3.50%, 10/20/46, Pool #AX4341	174,387
38,455	4.00%, 10/20/46, Pool #AQ0542	39,254
173,499	3.50%, 10/20/46, Pool #AX4342	172,900
405,757	3.50%, 10/20/46, Pool #AX4344	404,043
172,166	3.00%, 11/20/46, Pool #MA4068	166,996
496,317	3.00%, 12/20/46, Pool #MA4126	481,336
314,657	3.00%, 1/20/47, Pool #MA4195	305,144
164,408	4.50%, 3/15/47, Pool #AZ8560	172,379
711,329	3.00%, 3/20/47, Pool #MA4320	690,225
171,032	4.50%, 4/15/47, Pool #AZ8597	179,719
257,223	4.50%, 4/15/47, Pool #AZ8596	270,454
444,565	3.00%, 4/20/47, Pool #MA4381	431,081
152,839	4.50%, 5/15/47, Pool #BA7888	160,702
45,154	3.00%, 6/20/47, Pool #MA4509	43,782
306,216	3.00%, 7/20/47, Pool #MA4585	296,861
24,547	4.00%, 9/15/47, Pool #BC5919	25,131
31,542	4.00%, 10/15/47, Pool #BE1031	32,293
35,430	4.00%, 10/15/47, Pool #BD3187	36,272
24,640	4.00%, 11/15/47, Pool #BE1030	25,227
37,513	4.00%, 12/15/47, Pool #BE4664	38,405
42,516	4.00%, 1/15/48, Pool #BE0143	43,528
26,738	4.00%, 1/15/48, Pool #BE0204	27,375
8,050,528	4.50%, 8/20/48, Pool #MA5399	8,328,010
21,113,658	4.50%, 9/20/48, Pool #MA5467	21,841,395
821,399	4.50%, 9/20/48, Pool #BD0560	855,720
		154,065,027
Total U.S. Government Agency Mortgages (Cost $737,484,556)		719,173,375

U.S. Treasury Obligations (25.3%):
U.S. Treasury Bonds (6.6%)
4,105,000	5.38%, 2/15/31^	5,072,722
20,525,000	4.75%, 2/15/37^	25,207,266
31,340,000	3.13%, 11/15/41^(d)	31,029,048
11,080,000	3.63%, 8/15/43^	11,889,792
1,205,000	3.13%, 8/15/44	1,189,890
15,000	2.50%, 2/15/45	13,137
955,000	3.00%, 5/15/45	921,500
1,770,000	2.88%, 8/15/45	1,666,704
7,293,000	3.00%, 2/15/47	7,028,344
39,030,000	3.13%, 5/15/48^(d)	38,510,109
7,200,000	3.00%, 8/15/48	6,929,156
		129,457,668
U.S. Treasury Inflation Index Bonds (0.3%)
5,430,000	0.75%, 7/15/28	5,363,377
U.S. Treasury Notes (18.4%)
12,920,000	2.63%, 7/31/20^	12,877,606
2,445,000	2.00%, 9/30/20(d)	2,405,746
88,565,000	1.88%, 12/15/20	86,738,348
6,124,000	1.38%, 5/31/21^	5,889,566
3,686,000	2.63%, 7/15/21	3,660,515
22,720,000	2.75%, 8/15/21^	22,635,687
2,975,000	2.00%, 12/31/21	2,892,142
18,340,000	1.88%, 4/30/22	17,695,951
25,241,000	1.75%, 6/30/22^	24,200,795
2,275,000	1.88%, 7/31/22	2,188,888
6,345,000	2.75%, 5/31/23	6,292,703
21,290,000	2.13%, 7/31/24	20,312,822
32,537,000	2.13%, 9/30/24^	31,000,389
21,295,000	2.63%, 3/31/25	20,815,031
7,675,000	2.75%, 8/31/25^	7,548,782

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes (continued)
$ 46,000	2.00%, 11/15/26	$42,557
35,766,000	2.38%, 5/15/27^	33,956,743
7,940,000	2.25%, 11/15/27	7,431,964
34,330,000	2.88%, 5/15/28	33,812,368
28,815,000	2.88%, 8/15/28^	28,371,519

		370,770,122

Total U.S. Treasury Obligations (Cost $520,461,132)		505,591,167

Commercial Paper (5.2%):
34,100,000	Campbell Soup Co., 2.71%	33,847,434
15,900,000	Enbridge Energy Partners LLP, 2.76%	15,880,546

13,800,000	Energy Transfer Partners LP, 3.10%	13,781,011
12,700,000	Ford Motor Credit Co., 3.05%	12,547,820
1,584,000	Ford Motor Credit Co., 3.25%	1,557,313
11,880,000	Ford Motor Credit Co., 3.25%	11,678,612
4,540,000	Ford Motor Credit Co., 3.30%	4,452,964
9,460,000	Smithfield Foods, Inc., 2.92%	9,431,694

Total Commercial Paper (Cost $103,192,516)		103,177,394

Securities Held as Collateral for Securities on Loan (13.5%):
270,659,196	AZL Enhanced Bond Index Fund Securities Lending Collateral Account(e)	270,659,196

Total Securities Held as Collateral for Securities on Loan (Cost $270,659,196)		270,659,196

Shares		Fair Value
Unaffiliated Investment Company (0.1%):
2,278,048	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.91%(f)	2,278,048

Total Unaffiliated Investment Company (Cost $2,278,048)		2,278,048

Total Investment Securities (Cost $2,438,364,420) - 119.3%		2,388,948,792
Net other assets (liabilities) - (19.3)%		(386,852,427)

Net Assets - 100.0%		$2,002,096,365

Percentages indicated are based on net assets as of September 30, 2018.

LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR
USISDA05	-	5 Year ICE Swap Rate

^	This security or a partial position of this security was on loan as of September 30, 2018. The total value of securities on loan as of September 30, 2018, was $262,897,233.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at September 30, 2018.

(c)

The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2018, these securities represent 0.03% of the net assets of the Fund.

(d)	All or a portion of this security has been pledged as collateral for open derivative positions.
(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2018.
(f)	The rate represents the effective yield at September 30, 2018.

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Securities Sold Short (-9.3%):

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ (Depreciation)
Federal National Mortgage Association, TBA	5.00%	10/15/48	$(51,000)	$(53,781)	$(53,546)	$235
Federal National Mortgage Association, TBA	3.50%	10/15/48	(44,200,057)	(43,799,595)	(43,502,529)	297,066
Federal National Mortgage Association, TBA	3.00%	10/15/33	(1,217,000)	(1,200,076)	(1,198,845)	1,231
Federal National Mortgage Association, TBA	3.00%	10/20/48	(17,797,500)	(17,410,961)	(17,235,766)	175,195
Federal National Mortgage Association, TBA	4.50%	11/20/47	(25,751,000)	(26,595,955)	(26,587,055)	8,900
Federal National Mortgage Association, TBA	4.50%	10/20/48	(819,000)	(846,129)	(846,358)	(229)
Federal National Mortgage Association, TBA	3.50%	10/20/48	(6,503,203)	(6,465,816)	(6,466,368)	(552)
Federal National Mortgage Association, TBA	4.00%	10/25/33	(2,138,000)	(2,182,114)	(2,180,676)	1,438
Federal National Mortgage Association, TBA	3.50%	11/25/48	(24,899,888)	(24,575,343)	(24,475,948)	99,395
Federal National Mortgage Association, TBA	3.50%	10/25/33	(12,238,766)	(12,322,357)	(12,300,438)	21,919
Federal National Mortgage Association, TBA	4.00%	10/25/48	(30,102,000)	(30,561,017)	(30,395,964)	165,053
Federal National Mortgage Association, TBA	2.50%	10/15/33	(2,643,000)	(2,550,598)	(2,547,923)	2,675
Federal National Mortgage Association, TBA	5.50%	10/25/48	(900,000)	(965,707)	(960,398)	5,309
Federal National Mortgage Association, TBA	4.50%	10/25/48	(16,612,000)	(17,211,954)	(17,135,766)	76,188

				$(186,741,403)	$(185,887,580)	$853,823

Futures Contracts

Cash of $2,058,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2018:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
Euro-Bond December Futures (Euro)	12/6/18	38	$(7,004,899)	$75,333
Euro-OAT December Futures (Euro)	12/6/18	33	(5,786,684)	53,542
Long Gilt December Futures (British Pound)	12/27/18	73	(11,505,486)	105,042
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/18	84	(10,584,000)	193,674
Ultra Long Term US Treasury Bond December Futures (U.S. Dollar)	12/19/18	8	(1,234,250)	44,232

				$471,823

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/18	665	$78,989,531	(831,336)
U.S. Treasury 2-Year Note December Futures (U.S. Dollar)	12/31/18	718	151,307,281	(306,406)
U.S. Treasury 30-Year Bond December Futures (U.S. Dollar)	12/19/18	114	16,017,000	(375,188)
U.S. Treasury 5-Year Note December Futures (U.S. Dollar)	12/31/18	474	53,313,891	(315,950)

				$(1,828,880)

Total Net Futures Contracts				$(1,357,057)

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks+ (98.9%):
Aerospace & Defense (2.5%):
4,306	Boeing Co. (The)	$1,601,400
1,094	Huntington Ingalls Industries, Inc.	280,152
4,666	Raytheon Co.	964,276
809	TransDigm Group, Inc.*	301,191
7,276	United Technologies Corp.	1,017,258

		4,164,277

Air Freight & Logistics (0.5%):
7,322	United Parcel Service, Inc., Class B	854,844

Airlines (0.5%):
2,097	Alaska Air Group, Inc.	144,399
6,245	American Airlines Group, Inc.	258,106
5,240	JetBlue Airways Corp.*	101,446
3,142	United Continental Holdings, Inc.*	279,827

		783,778

Auto Components (0.1%):
750	Adient plc	29,483
890	Autoliv, Inc.	77,145
1,060	Cooper Tire & Rubber Co.	29,998
910	Veoneer, Inc.*	50,114

		186,740

Automobiles (0.3%):
45,902	Ford Motor Co.	424,594
308	Tesla Inc.*	81,549

		506,143

Banks (6.2%):
6,563	Associated Banc-Corp	170,638
76,142	Bank of America Corp.	2,243,143
21,746	Citigroup, Inc.	1,560,058
24,796	Huntington Bancshares, Inc.	369,956
25,730	JPMorgan Chase & Co.	2,903,372
6,739	Old National Bancorp	130,063
1,190	Signature Bank	136,660
978	SVB Financial Group*	303,992
16,121	U.S. Bancorp	851,350
32,043	Wells Fargo & Co.	1,684,180

		10,353,412

Beverages (2.0%):
32,185	Coca-Cola Co. (The)	1,486,625
4,602	Monster Beverage Corp.*	268,205
13,059	PepsiCo, Inc.	1,459,996

		3,214,826

Biotechnology (3.1%):
11,263	AbbVie, Inc.	1,065,255
2,395	Alexion Pharmaceuticals, Inc.*	332,929
5,534	Amgen, Inc.	1,147,143
1,610	Biogen Inc.*	568,829
6,615	Celgene Corp.*	591,976
9,885	Gilead Sciences, Inc.	763,221
800	Seattle Genetics, Inc.*	61,696
887	Shire plc, ADR	160,786
524	Tesaro, Inc.*	20,441
2,265	Vertex Pharmaceuticals, Inc.*	436,556

		5,148,832

Building Products (0.4%):
4,072	Fortune Brands Home & Security, Inc.	213,210
7,619	Johnson Controls International plc	266,665
691	Lennox International, Inc.	150,914

		630,789

Capital Markets (2.1%):
12,521	Charles Schwab Corp. (The)	615,407
3,598	Eaton Vance Corp.	189,111
3,725	Goldman Sachs Group, Inc. (The)	835,294
7,847	Intercontinental Exchange, Inc.	587,662

Shares	Fair Value

Common Stocks+, continued
Capital Markets, continued
2,700	Legg Mason, Inc.	$84,321
15,324	Morgan Stanley	713,639
1,564	MSCI, Inc.	277,469
2,217	TD Ameritrade Holding Corp.	117,124
2,013	Waddell & Reed Financial, Inc., Class A	42,635

		3,462,662

Chemicals (1.6%):
332	AdvanSix, Inc.*	11,271
2,047	Ashland Global Holdings, Inc.	171,661
1,212	Celanese Corp., Series A	138,168
1,074	Chemours Co. (The)	42,359
19,395	DowDuPont, Inc.	1,247,293
3,010	Eastman Chemical Co.	288,117
683	Ingevity Corp.*	69,584
3,969	LyondellBasell Industries NV, Class A	406,862
1,723	Olin Corp.	44,247
3,223	RPM International, Inc.	209,302
4,667	Valvoline, Inc.	100,387

		2,729,251

Commercial Services & Supplies (0.5%):
1,871	Copart, Inc.*	96,413
1,871	Waste Connections, Inc.	149,250
5,857	Waste Management, Inc.	529,238

		774,901

Communications Equipment (1.4%):
248	Arista Networks, Inc.*	65,933
36,772	Cisco Systems, Inc.	1,788,959
2,164	Motorola Solutions, Inc.	281,623
448	Palo Alto Networks, Inc.*	100,916

		2,237,431

Consumer Finance (0.3%):
2,419	Ally Financial, Inc.	63,983
5,876	Discover Financial Services	449,220

		513,203

Containers & Packaging (0.4%):
2,300	Avery Dennison Corp.	249,205
2,596	Sonoco Products Co.	144,078
4,370	WestRock Co.	233,533

		626,816

Distributors (0.2%):
2,806	Genuine Parts Co.	278,916

Diversified Financial Services (2.0%):
15,344	Berkshire Hathaway, Inc., Class B*	3,285,304

Diversified Telecommunication Services (2.0%):
52,053	AT&T, Inc.	1,747,939
27,840	Verizon Communications, Inc.	1,486,378

		3,234,317

Electric Utilities (1.5%):
11,130	Alliant Energy Corp.	473,804
12,723	American Electric Power Co., Inc.	901,806
9,726	Duke Energy Corp.	778,275
2,484	Evergy, Inc.	136,421
1,812	Hawaiian Electric Industries, Inc.	64,489
3,496	OGE Energy Corp.	126,975

		2,481,770

Electrical Equipment (0.6%):
4,111	Eaton Corp. plc	356,548
6,425	Emerson Electric Co.	492,027
720	Hubbell, Inc.	96,170
1,517	nVent Electric plc	41,202

		985,947

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Electronic Equipment, Instruments & Components (0.4%):
11,416	Corning, Inc.	$402,985
4,334	TE Connectivity, Ltd.	381,089

		784,074

Energy Equipment & Services (0.9%):
5,381	Baker Hughes, a GE Co.	182,039
9,292	Halliburton Co.	376,605
5,621	Patterson-UTI Energy, Inc.	96,175
13,514	Schlumberger, Ltd.	823,273

		1,478,092

Entertainment (1.9%):
6,565	Activision Blizzard, Inc.	546,142
2,979	Netflix, Inc.*	1,114,533
1,127	Take-Two Interactive Software, Inc.*	155,515
11,885	Walt Disney Co. (The)	1,389,832

		3,206,022

Equity Real Estate Investment Trusts (2.2%):
3,601	Camden Property Trust	336,946
3,422	Digital Realty Trust, Inc.	384,907
12,451	Duke Realty Corp.	353,235
3,411	Extra Space Storage, Inc.	295,529
4,691	Healthcare Realty Trust, Inc.	137,259
3,962	Kilroy Realty Corp.	284,036
5,023	Liberty Property Trust	212,222
4,966	Mack-Cali Realty Corp.	105,577
3,099	Parks Hotels & Resorts, Inc.	101,709
6,430	Regency Centers Corp.	415,828
4,083	Sabra Health Care REIT, Inc.	94,399
5,304	Senior Housing Properties Trust	93,138
11,208	UDR, Inc.	453,138
5,931	Ventas, Inc.	322,528

		3,590,451

Food & Staples Retailing (1.1%):
10,663	Walgreens Boots Alliance, Inc.	777,333
11,303	Wal-Mart Stores, Inc.	1,061,464

		1,838,797

Food Products (1.0%):
1,658	Bunge, Ltd.	113,921
7,668	Conagra Brands, Inc.	260,482
1,234	Ingredion, Inc.	129,521
6,050	Kraft Heinz Co. (The)	333,416
2,252	Lamb Weston Holdings, Inc.	149,983
14,795	Mondelez International, Inc., Class A	635,593

		1,622,916

Gas Utilities (0.1%):
1,778	National Fuel Gas Co.	99,675

Health Care Equipment & Supplies (3.1%):
14,169	Abbott Laboratories	1,039,438
900	Align Technology, Inc.*	352,098
6,237	Baxter International, Inc.	480,810
11,890	Boston Scientific Corp.*	457,765
5,501	Hologic, Inc.*	225,431
1,097	Intuitive Surgical, Inc.*	629,678
15,984	Medtronic plc	1,572,346
2,170	ResMed, Inc.	250,288
462	Teleflex, Inc.	122,934

		5,130,788

Health Care Providers & Services (3.4%):
3,505	Aetna, Inc.	710,989
2,688	Anthem, Inc.	736,647
7,854	CVS Health Corp.	618,267

Shares		Fair Value
Common Stocks+, continued
Health Care Providers & Services, continued
5,815	Express Scripts Holding Co.*	$552,483
3,004	HCA Healthcare, Inc.	417,916
3,253	Patterson Cos., Inc.	79,536
1,991	Quest Diagnostics, Inc.	214,849
7,810	UnitedHealth Group, Inc.	2,077,773
1,342	Universal Health Services, Inc., Class B	171,561

		5,580,021

Health Care Technology (0.1%):
884	Veeva Systems, Inc., Class A*	96,241

Hotels, Restaurants & Leisure (1.6%):
636	Domino’s Pizza, Inc.	187,493
1,619	Hilton Grand Vacations, Inc.*	53,589
5,002	Hilton Worldwide Holdings, Inc.	404,062
1,165	Las Vegas Sands Corp.	69,119
7,384	McDonald’s Corp.	1,235,268
1,457	Melco Resorts & Entertainment, Ltd., ADR	30,816
7,611	MGM Resorts International	212,423
1,742	Restaurant Brands International, Inc.	103,158
754	Vail Resorts, Inc.	206,913
7,419	Wendy’s Co. (The)	127,162

		2,630,003

Household Durables (0.4%):
6,147	Newell Brands, Inc.	124,784
51	NVR, Inc.*	126,011
5,462	Toll Brothers, Inc.	180,409
936	Tupperware Brands Corp.	31,309
966	Whirlpool Corp.	114,713

		577,226

Household Products (1.4%):
10,743	Colgate-Palmolive Co.	719,244
19,797	Procter & Gamble Co. (The)	1,647,704

		2,366,948

Industrial Conglomerates (1.9%):
4,974	3M Co., Class C	1,048,072
64,251	General Electric Co.	725,394
7,675	Honeywell International, Inc.	1,277,119

		3,050,585

Insurance (2.1%):
10,071	Aflac, Inc.	474,042
5,036	Allstate Corp. (The)	497,053
2,813	American Financial Group, Inc.	312,159
8,855	American International Group, Inc.	471,440
3,421	Aon plc	526,082
9,191	Arch Capital Group, Ltd.*	273,984
5,350	Arthur J. Gallagher & Co.	398,254
2,347	FNF Group	92,354
5,084	Lincoln National Corp.	343,983

		3,389,351

Interactive Media & Services (5.0%):
1,216	Alphabet, Inc., Class A*	1,467,809
3,141	Alphabet, Inc., Class C*	3,748,690
279	Baidu, Inc., ADR*	63,801
17,455	Facebook, Inc., Class A*	2,870,649
739	Zillow Group, Inc., Class C*	32,701

		8,183,650

Internet & Direct Marketing Retail (4.0%):
2,761	Amazon.com, Inc.*	5,530,283
373	Booking Holdings, Inc.*	740,032
8,591	eBay, Inc.*	283,675
148	MercadoLibre, Inc.	50,390

		6,604,380

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
IT Services (4.2%):
3,512	Automatic Data Processing, Inc.	$529,118
630	Black Knight, Inc.*	32,729
2,351	Broadridge Financial Solutions, Inc.	310,214
6,127	Cognizant Technology Solutions Corp., Class A	472,698
4,306	Fidelity National Information Services, Inc.	469,655
831	FleetCor Technologies, Inc.*	189,335
7,220	International Business Machines Corp.	1,091,736
3,953	Paychex, Inc.	291,138
9,561	PayPal Holdings, Inc.*	839,838
2,013	VeriSign, Inc.*	322,322
15,285	Visa, Inc., Class A	2,294,126
7,050	Western Union Co.	134,373

		6,977,282

Leisure Products (0.1%):
7,797	Mattel, Inc.*	122,413
707	Polaris Industries, Inc.	71,372

		193,785

Life Sciences Tools & Services (0.3%):
1,351	Illumina, Inc.*	495,898

Machinery (1.8%):
5,273	Caterpillar, Inc.	804,080
2,209	Cummins, Inc.	322,669
3,222	Deere & Co.	484,363
2,474	Parker Hannifin Corp.	455,043
4,069	Pentair plc	176,391
1,135	Snap-On, Inc.	208,386
2,613	Stanley Black & Decker, Inc.	382,648
1,264	Timken Co.	63,010

		2,896,590

Media (1.2%):
35,708	Comcast Corp., Class A	1,264,421
1,928	Liberty Broadband Corp., Class C*	162,530
3,626	Liberty Global plc, Class C*	102,108
1,725	Liberty Latin America, Ltd., Class C*	35,587
3,810	News Corp., Class B	51,816
3,570	Omnicom Group, Inc.	242,831
24,934	Sirius XM Holdings, Inc.	157,583

		2,016,876

Metals & Mining (0.2%):
3,284	Southern Copper Corp.	141,672
3,813	Steel Dynamics, Inc.	172,309
1,116	Worthington Industries, Inc.	48,390

		362,371

Mortgage Real Estate Investment Trusts (0.3%):
12,137	AGNC Investment Corp.	226,112
23,250	Annaly Capital Management, Inc.	237,848

		463,960

Multiline Retail (0.5%):
2,942	Nordstrom, Inc.	175,961
6,696	Target Corp.	590,654

		766,615

Multi-Utilities (1.3%):
7,604	Ameren Corp.	480,725
11,577	CenterPoint Energy, Inc.	320,104
4,934	Consolidated Edison, Inc.	375,921
7,085	Public Service Enterprise Group, Inc.	374,017
9,874	WEC Energy Group, Inc.	659,189

		2,209,956

Shares		Fair Value
Common Stocks+, continued
Oil, Gas & Consumable Fuels (5.0%):
2,341	Cheniere Energy, Inc.*	$162,676
14,522	Chevron Corp.	1,775,749
3,821	Concho Resources, Inc.*	583,658
13,047	ConocoPhillips	1,009,838
4,974	Continental Resources, Inc.*	339,625
30,155	Exxon Mobil Corp.	2,563,777
9,066	Gulfport Energy Corp.*	94,377
1,975	HollyFrontier Corp.	138,053
8,515	Occidental Petroleum Corp.	699,678
5,298	ONEOK, Inc.	359,151
4,078	Phillips 66	459,672

		8,186,254

Personal Products (0.0%):
1,094	Herbalife Nutrition, Ltd.*	59,678

Pharmaceuticals (4.9%):
3,410	Allergan plc	649,537
11,361	Bristol-Myers Squibb Co.	705,291
7,198	Eli Lilly & Co.	772,417
533	Jazz Pharmaceuticals plc*	89,613
18,922	Johnson & Johnson Co.	2,614,453
19,455	Merck & Co., Inc.	1,380,138
41,486	Pfizer, Inc.	1,828,288

		8,039,737

Professional Services (0.4%):
988	Dun & Bradstreet Corp.	140,800
934	ManpowerGroup, Inc.	80,287
3,585	Verisk Analytics, Inc.*	432,171

		653,258

Road & Rail (0.8%):
2,812	Avis Budget Group, Inc.*	90,378
1,202	Canadian Pacific Railway, Ltd.	254,751
9,854	CSX Corp.	729,688
3,212	Hertz Global Holdings, Inc.*	52,452
2,152	Old Dominion Freight Line, Inc.	347,032

		1,474,301

Semiconductors & Semiconductor Equipment (4.0%):
8,070	Advanced Micro Devices, Inc.*	249,282
4,258	Analog Devices, Inc.	393,695
12,920	Applied Materials, Inc.	499,358
33,006	Intel Corp.	1,560,853
3,216	Microchip Technology, Inc.	253,775
7,990	Micron Technology, Inc.*	361,388
4,200	NVIDIA Corp.	1,180,284
11,054	QUALCOMM, Inc.	796,220
3,003	Skyworks Solutions, Inc.	272,402
4,087	Teradyne, Inc.	151,137
8,431	Texas Instruments, Inc.	904,562

		6,622,956

Software (6.3%):
4,779	Adobe Systems, Inc.*	1,290,092
1,474	ANSYS, Inc.*	275,166
7,345	Cadence Design Systems, Inc.*	332,875
1,108	Check Point Software Technologies, Ltd.*	130,378
703	Dell Technologies, Inc., Class V*	68,275
1,524	Fortinet, Inc.*	140,619
52,792	Microsoft Corp.	6,037,822
6,789	Nuance Communications, Inc.*	117,585
23,297	Oracle Corp.	1,201,193
1,971	PTC, Inc.*	209,300
944	ServiceNow, Inc.*	184,675
7,318	Symantec Corp.	155,727
950	VMware, Inc., Class A*	148,257

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Software, continued
783	Workday, Inc., Class A*	$114,302

		10,406,266

Specialty Retail (2.6%):
4,882	American Eagle Outfitters, Inc.	121,220
2,167	Foot Locker, Inc.	110,474
4,510	Gap, Inc. (The)	130,114
10,213	Home Depot, Inc. (The)	2,115,622
3,559	L Brands, Inc.	107,838
6,930	Lowe’s Cos., Inc.	795,702
1,566	Tiffany & Co.	201,967
6,192	TJX Cos., Inc. (The)	693,628

		4,276,565

Technology Hardware, Storage & Peripherals (4.5%):
32,781	Apple, Inc.	7,399,982

Textiles, Apparel & Luxury Goods (0.5%):
1,150	Lululemon Athletica, Inc.*	186,864
4,048	Michael Kors Holdings, Ltd.*	277,530
12,843	Under Armour, Inc., Class A*	272,528
2,184	Under Armour, Inc., Class C*	42,501

		779,423

Tobacco (1.0%):
12,111	Altria Group, Inc.	730,414
10,684	Philip Morris International, Inc.	871,174
1,164	Vector Group, Ltd.	16,046

		1,617,634

Trading Companies & Distributors (0.1%):
1,357	GATX Corp.	117,503

Wireless Telecommunication Services (0.1%):
2,648	Sprint Corp.*	17,318
1,372	T-Mobile US, Inc.*	96,287

		113,605

Total Common Stocks (Cost $97,035,084)		162,813,874

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Purchased Options (0.3%):
Total Purchased Options (Cost $1,036,395)		536,868

Unaffiliated Investment Company (2.0%):
3,227,568	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.91%(a)	3,227,568

Total Unaffiliated Investment Company (Cost $3,227,568)		3,227,568

Total Investment Securities (Cost $101,299,047) - 101.2%		166,578,310
Net other assets (liabilities) - (1.2)%		(2,014,887)

Net Assets - 100.0%		$164,563,423

Percentages indicated are based on net assets as of September 30, 2018.

ADR	-	American Depositary Receipt

*	Non-income producing security.
+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.
(a)	The rate represents the effective yield at September 30, 2018.

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

At September 30, 2018, the Fund’s exchange-traded options purchased were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
S&P 500 Index	Put	2600.00 USD	10/22/18	65	$169,000	$11,050
S&P 500 Index	Put	2650.00 USD	10/22/18	77	204,050	16,363
S&P 500 Index	Put	2700.00 USD	10/22/18	78	210,600	21,450
S&P 500 Index	Put	2600.00 USD	11/19/18	67	174,200	38,525
S&P 500 Index	Put	2625.00 USD	11/19/18	59	154,875	37,760
S&P 500 Index	Put	2650.00 USD	12/24/18	82	217,300	125,050
S&P 500 Index	Put	2700.00 USD	12/24/18	59	159,300	112,100
S&P 500 Index	Put	2700.00 USD	1/02/19	66	178,200	174,570

Total (Cost $1,036,395)						$536,868

At September 30, 2018, the Fund’s exchange-traded options written were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
S&P 500 Index	Call	2900.00 USD	10/02/18	59	$171,100	$(197,945)
S&P 500 Index	Call	2905.00 USD	10/09/18	61	177,205	(118,645)
S&P 500 Index	Call	2925.00 USD	10/15/18	60	175,500	(78,300)
S&P 500 Index	Call	2925.00 USD	10/22/18	64	187,200	(112,320)
S&P 500 Index	Call	2935.00 USD	10/22/18	62	181,970	(79,050)
S&P 500 Index	Call	2850.00 USD	11/19/18	65	185,250	(585,975)
S&P 500 Index	Call	2900.00 USD	11/19/18	59	171,100	(308,275)
S&P 500 Index	Call	2925.00 USD	11/19/18	64	187,200	(231,360)
S&P 500 Index	Call	2950.00 USD	12/24/18	59	174,050	(246,915)

Total (Premiums $2,132,532)						$(1,958,785)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See accompanying notes to the schedules of portfolio investments.

AZL Government Money Market Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages (52.4%):
Federal Home Loan Bank (36.6%):
$ 4,500,000	1.99%(US0001M-12bps), 10/3/18	$4,500,000
6,010,000	1.93%, 10/3/18	6,009,356
1,820,000	1.96%, 10/4/18	1,819,704
2,630,000	1.98%, 10/9/18	2,628,849
1,800,000	1.99%, 10/12/18	1,798,909
4,405,000	2.03%(US0001M-13bps), 10/15/18	4,405,000
1,795,000	2.03%, 10/16/18	1,793,485
3,095,000	2.01%, 10/17/18	3,092,256
9,460,000	2.02%, 10/19/18	9,450,298
2,205,000	2.09%(US0001M-11bps), 10/22/18	2,205,021
460,000	2.02%, 10/22/18	459,463
175,000	2.02%, 10/24/18	174,776
5,000,000	2.08%(US0001M-14bps), 10/26/18	5,000,000
3,260,000	2.00%, 10/26/18	3,255,495
4,465,000	1.98%(US0001M-15bps), 11/14/18	4,465,000
8,000,000	2.03%(US0001M-13bps), 11/16/18	8,000,000
6,500,000	2.04%(US0001M-13bps), 11/16/18	6,499,975
3,460,000	2.01%(US0001M-13bps), 11/20/18	3,460,154
4,720,000	2.12%, 11/28/18	4,703,955
2,945,000	2.11%, 11/30/18	2,934,697
4,720,000	2.12%, 12/5/18	4,702,061
840,000	2.12%, 12/7/18	836,709
12,000,000	2.10%(US0001M-7bps), 12/19/18	12,000,000
3,275,000	2.16%, 12/21/18	3,259,157
1,795,000	2.15%, 1/4/19	1,784,911
4,260,000	2.13%(US0001M-9bps), 1/25/19	4,260,000
2,965,000	1.97%(US0001M-13bps), 2/1/19	2,965,000
1,140,000	2.03%(US0001M-7bps), 2/11/19	1,140,147
5,000,000	2.10%(US0001M-12bps), 2/25/19	5,000,000
660,000	2.27%, 3/6/19	653,571
3,250,000	2.31%, 3/20/19	3,214,548
1,000,000	2.10%(US0001M-12bps), 3/25/19	1,000,000
1,570,000	2.20%(US0003M-16bps), 6/12/19	1,569,716
2,310,000	2.18%(US0003M-16bps), 6/20/19	2,310,000
1,895,000	2.18%(US0003M-16bps), 6/20/19	1,895,000
7,000,000	2.18%(US0003M-16bps), 6/20/19	7,000,000
1,215,000	2.19%(US0001M-5bps), 6/28/19	1,215,000
7,300,000	2.06%(US0001M-11bps), 7/19/19	7,300,000
3,470,000	2.15%(US0001M-8bps), 8/27/19	3,470,000
5,675,000	2.06%(US0001M-9bps), 9/9/19	5,675,000
5,000,000	2.07%(US0001M-6bps), 9/11/19	5,000,000
2,015,000	2.20%(US0003M-14bps), 12/19/19	2,015,000
4,045,000	2.15%(US0001M-6bps), 2/24/20	4,045,000
2,830,000	2.12%(US0001M-4bps), 4/17/20	2,830,000

		161,797,213

Federal Farm Credit Bank (12.8%):
1,921,000	2.03%, 11/14/18	1,920,435
6,860,000	2.07%, 11/19/18	6,840,858
1,555,000	2.18%, 12/24/18	1,547,199
2,360,000	2.17%, 1/4/19	2,346,673
4,660,000	2.17%, 1/16/19	4,630,360
2,725,000	2.23%, 2/4/19	2,703,922
2,600,000	2.26%, 3/11/19	2,574,186
2,600,000	2.28%, 3/19/19	2,572,782
700,000	2.26%, 4/12/19	691,669
2,640,000	2.45%, 6/17/19	2,594,416
1,830,000	2.46%, 6/28/19	1,796,923
2,340,000	2.57%, 7/22/19	2,291,843
4,430,000	2.55%, 7/23/19	4,338,755
2,305,000	2.06%(US0001M-8bps), 7/30/19	2,303,828
2,485,000	2.46%, 8/15/19	2,432,318
5,305,000	2.07%(US0001M-5bps), 2/7/20	5,304,926
865,000	2.24%(USBMMY3M+5bps), 4/30/20	864,974
4,000,000	2.12%(US0001M—), 6/19/20	4,003,201
1,555,000	2.11%(US0001M-5bps), 8/17/20	1,555,000

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Bank, continued
2,180,000	2.09%(US0001M-4bps), 9/11/20	$2,179,874

		55,494,142

Federal Home Loan Mortgage Corporation (3.0%):
3,210,000	1.63%, 10/12/18	3,209,278
5,640,000	1.97%, 10/18/18	5,634,793
4,470,000	2.08%(US0001M-10bps), 8/8/19	4,468,111

		13,312,182

Total U.S. Government Agency Mortgages (Cost $230,603,537)		230,603,537

U.S. Treasury Obligations (9.3%):
U.S. Treasury Bills (9.3%)
5,340,000	2.14%, 12/27/18	5,313,093
25,000,000	2.19%, 1/17/19	24,839,500
7,320,000	2.23%, 2/7/19	7,262,819
3,315,000	2.24%, 2/21/19	3,286,228

		40,701,640

U.S. Treasury Notes (0.0%)
210,000	2.19%, 1/31/19	209,351
210,000	2.19%, 1/31/19	209,265

		418,616

Total U.S. Treasury Obligations (Cost $41,120,256)		41,120,256

Repurchase Agreements (38.3%):
10,000,000	Bank of Montreal, 2.26%, 10/1/18, (Purchased on 9/28/18, proceeds at maturity $10,001,883, Collateralized by U.S. Government Agency Obligations, 3.63% - 4.50%, 8/15/43 - 9/20/48, fair value of $10,200,058)	10,000,000
20,000,000	Bank of Nova Scotia, 2.23%, 10/1/18, (Purchased on 9/28/18, proceeds at maturity $20,003,717, Collateralized by U.S. Treasury Obligations, 0.13% - 2.50%, 7/15/24 - 2/15/46, fair value of $20,403,862)	20,000,000
25,000,000	BNP Paribas, 2.26%, 10/1/18, (Purchased on 9/28/18, proceeds at maturity $25,004,708, Collateralized by U.S. Government Agency Obligations, 0.00% - 5.50%, 1/31/19 - 10/1/48, fair value of $25,673,564)	25,000,000
5,000,000	Citigroup Global Markets, 2.26%, 10/1/18, (Purchased on 9/28/18, proceeds at maturity $5,000,942, Collateralized by U.S. Government Agency Obligations, 0.00% - 6.00%, 10/15/18 - 9/20/48, fair value of $5,100,783)	5,000,000
20,000,000	HSBC Securities (USA), Inc., 2.25%, 10/1/18, (Purchased on 9/28/18, proceeds at maturity $20,003,750, Collateralized by U.S. Government Agency Obligation, 4.00%, 9/20/48, fair value of $20,400,025)	20,000,000
5,000,000	Mistubishi UFJ Securities USA, Inc., 2.20%, 10/1/18, (Purchased on 9/28/18, proceeds at maturity $5,000,917, Collateralized by U.S. Treasury Obligations, 2.00% - 3.88%, 1/15/26 - 8/15/47, fair value of $5,100,072)	5,000,000
25,000,000	Mizuho Securities USA, Inc., 2.25%, 10/1/18, (Purchased on 9/28/18, proceeds at maturity $25,004,688, Collateralized by U.S. Treasury Note, 1.63%, 4/30/19, fair value of $25,500,008)	25,000,000

See accompanying notes to the schedules of portfolio investments.

AZL Government Money Market Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

5,000,000	Natixis S.A., 2.25%, 10/1/18, (Purchased on 9/28/18, proceeds at maturity $5,000,938, Collateralized by U.S. Government Agency Obligations, 2.25%,- 3.75%, 3/27/20 - 10/26/37, fair value of $5,100,084)	5,000,000
25,000,000	Natixis S.A., 2.23%, 10/1/18, (Purchased on 9/28/18, proceeds at maturity $25,004,646, Collateralized by U.S. Treasury Obligations, 0.13% - 3.75%, 1/15/23 -11/15/43, fair value of $25,500,054)	25,000,000
19,000,000	Toronto Dominion Bank NY, 2.27%, 10/1/18, (Purchased on 9/28/18, proceeds at maturity $19,003,594, Collateralized by U.S. Government Agency Obligation, 4.00%, 9/20/48, fair value of $19,380,001)	19,000,000
10,000,000	Toronto Dominion Bank NY, 2.25%, 10/1/18, (Purchased on 9/28/18, proceeds at maturity $10,001,875, Collateralized by U.S. Treasury Bond, 3.75%, 11/15/43, fair value of $10,200,084)	10,000,000

Total Repurchase Agreements (Cost $169,000,000)		169,000,000

Total Investment Securities (Cost $440,723,793) - 100.0%		440,723,793
Net other assets (liabilities) - 0.0%		(28,600)

Net Assets - 100.0%		$440,695,193

Percentages indicated are based on net assets as of September 30, 2018.

US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR
USBMMY3M	-	3 Month Treasury Bill Rate

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (98.2%):
Aerospace & Defense (1.5%):
391,641	BAE Systems plc	$3,211,772
321	Dassault Aviation SA	593,174
3,310	Elbit Systems, Ltd.	419,794
71,506	European Aeronautic Defence & Space Co. NV	8,963,935
46,044	Finmeccanica SpA	554,837
93,381	Meggitt plc	688,797
6,330	MTU Aero Engines AG	1,425,695
208,436	Rolls-Royce Holdings plc*	2,679,085
40,615	Safran SA	5,683,509
180,000	Singapore Technologies Engineering, Ltd.	468,679
12,844	Thales SA	1,823,054

		26,512,331

Air Freight & Logistics (0.3%):
102,392	Bollore, Inc.	442,166
120,538	Deutsche Post AG	4,297,822
110,220	Royal Mail plc	684,588
11,800	SG Holdings Co., Ltd.	309,279
37,800	Yamato Holdings Co., Ltd.	1,160,881

		6,894,736

Airlines (0.1%):
13,400	All Nippon Airways Co., Ltd.^	468,164
29,257	Deutsche Lufthansa AG, Registered Shares	718,734
19,944	easyJet plc	341,071
82,030	International Consolidated Airlines Group SA	701,950
14,470	Japan Airlines Co., Ltd.	520,241
69,400	Singapore Airlines, Ltd.	494,460

		3,244,620

Auto Components (1.0%):
19,900	Aisin Sieki Co., Ltd.	969,011
74,700	Bridgestone Corp.	2,823,469
20,958	Compagnie Generale des Establissements Michelin SCA, Class B	2,501,902
13,392	Continental AG	2,330,921
53,600	Denso Corp.	2,830,358
8,952	Faurecia	537,488
13,700	Koito Manufacturing Co., Ltd.	898,688
98,000	Minth Group, Ltd.	400,740
19,700	NGK Spark Plug Co., Ltd.	574,156
12,900	NOK Corp.	221,535
14,129	Nokian Renkaat OYJ	578,131
49,051	Pirelli & C SpA*	411,106
17,721	Schaeffler AG	225,898
18,000	Stanley Electric Co., Ltd.	615,547
91,800	Sumitomo Electric Industries, Ltd.	1,440,402
19,400	Sumitomo Rubber Industries, Ltd.	291,234
7,200	Toyoda Gosei Co., Ltd.	177,616
19,300	Toyota Industries Corp.	1,141,926
29,175	Valeo SA	1,266,626
14,700	Yokohama Rubber Co., Ltd. (The)	316,975

		20,553,729

Automobiles (3.0%):
40,307	Bayerische Motoren Werke AG (BMW)	3,630,182
111,512	Daimler AG, Registered Shares	7,023,603
14,952	Ferrari NV	2,052,114
131,003	Fiat Chrysler Automobiles NV*	2,296,950
74,900	Fuji Heavy Industries, Ltd.	2,294,887
199,900	Honda Motor Co., Ltd.	6,052,985
68,700	Isuzu Motors, Ltd.	1,083,056
70,600	Mazda Motor Corp.	847,909

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
79,200	Mitsubishi Motors Corp.	$559,297
282,600	Nissan Motor Co., Ltd.	2,645,948
73,661	PSA Peugeot Citroen SA	1,981,261
23,400	Renault SA	2,021,093
41,200	Suzuki Motor Corp.	2,360,817
280,366	Toyota Motor Corp.	17,397,470
4,071	Volkswagen AG	707,739
33,300	Yamaha Motor Co., Ltd.	933,933

		53,889,244

Banks (10.9%):
53,263	ABN AMRO Group NV	1,449,774
107,633	AIB Group plc^	551,005
13,500	Aozora Bank, Ltd.	482,468
357,595	Australia & New Zealand Banking Group, Ltd.	7,267,119
823,752	Banco Bilbao Vizcaya Argentaria SA^	5,207,588
696,512	Banco de Sabadell SA	1,080,719
1,979,442	Banco Santander SA	9,891,935
131,342	Bank Hapoalim BM	961,169
186,368	Bank Leumi Le-Israel Corp.	1,229,032
153,800	Bank of East Asia, Ltd. (The)	570,366
118,291	Bank of Ireland Group plc	905,541
6,800	Bank of Kyoto, Ltd. (The)^	354,940
51,449	Bank of Queensland, Ltd.	409,639
158,620	Bankia SA	617,629
80,402	Bankinter SA	740,293
2,107,607	Barclays plc	4,711,375
60,506	Bendigo & Adelaide Bank, Ltd.	469,908
138,041	BNP Paribas SA	8,435,390
450,500	BOC Hong Kong Holdings, Ltd.	2,127,607
84,000	Chiba Bank, Ltd. (The)	573,772
38,803	Chuo Mitsui Trust Holdings, Inc.	1,597,152
128,007	Commerzbank AG*	1,333,811
215,099	Commonwealth Bank of Australia	11,097,124
134,200	Concordia Financial Group, Ltd.	657,973
138,591	Credit Agricole SA	1,990,818
453,146	Criteria Caixacorp SA	2,057,841
87,888	Danske Bank A/S	2,306,159
218,500	DBS Group Holdings, Ltd.	4,159,733
118,972	DnB NOR ASA	2,504,032
36,152	Erste Group Bank AG	1,499,324
17,200	Fukuoka Financial Group, Inc.	473,125
93,100	Hang Seng Bank, Ltd.	2,514,941
2,453,894	HSBC Holdings plc	21,417,694
478,855	ING Groep NV	6,207,323
1,824,508	Intesa Sanpaolo SpA	4,642,983
45,700	Japan Post Bank Co., Ltd.	540,260
30,538	KBC Group NV	2,270,013
8,863,474	Lloyds Banking Group plc	6,838,802
101,160	Mebuki Financial Group, Inc.	349,949
79,541	Mediobanca SpA	792,049
1,451,500	Mitsubishi UFJ Financial Group, Inc.	9,036,638
15,515	Mizrahi Tefahot Bank, Ltd.	271,899
2,936,339	Mizuho Financial Group, Inc.	5,121,076
333,453	National Australia Bank, Ltd.	6,700,105
369,774	Nordea Bank AB	4,027,720
382,899	Oversea-Chinese Banking Corp., Ltd.	3,202,669
17,372	Raiffeisen International Bank-Holding AG	499,477
256,487	Resona Holdings, Inc.	1,441,107
586,733	Royal Bank of Scotland Group plc	1,896,571
83,400	Seven Bank, Ltd.^	263,593
20,000	Shinsei Bank, Ltd.	326,920
60,900	Shizuoka Bank, Ltd. (The)	546,784

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
199,577	Skandinaviska Enskilda Banken AB, Class A	$2,227,222
93,413	Societe Generale	4,005,322
343,633	Standard Chartered plc	2,845,396
163,569	Sumitomo Mitsui Financial Group, Inc.	6,603,018
185,910	Svenska Handelsbanken AB, Class A	2,346,664
109,635	Swedbank AB, Class A	2,716,207
248,620	Unicredit SpA	3,727,051
162,773	United Overseas Bank, Ltd.	3,217,436
417,455	Westpac Banking Corp.	8,405,656
21,000	Yamaguchi Financial Group, Inc.	228,849

		192,945,755

Beverages (2.2%):
92,759	Anheuser-Busch InBev NV	8,117,138
44,500	Asahi Breweries, Ltd.	1,929,502
13,489	Carlsberg A/S, Class B	1,617,678
66,117	Coca-Cola Amatil, Ltd.	466,390
14,800	Coca-Cola Bottlers Japan Holdings, Inc.	396,033
25,898	Coca-Cola European Partners plc	1,172,547
24,775	Coca-Cola HBC AG	842,772
76,768	Davide Campari - Milano SpA	653,453
303,746	Diageo plc	10,755,345
14,555	Heineken Holding NV	1,317,783
31,315	Heineken NV	2,931,842
100,900	Kirin Holdings Co., Ltd.	2,585,925
25,849	Pernod Ricard SA	4,239,923
2,993	Remy Cointreau SA	389,774
17,300	Suntory Beverage & Food, Ltd.	731,266
86,769	Treasury Wine Estates, Ltd.	1,091,293

		39,238,664

Biotechnology (1.0%):
55,058	CSL, Ltd.	7,959,359
7,548	Genmab A/S*	1,186,555
38,394	Grifols SA	1,080,101
112,258	Shire plc	6,771,768

		16,997,783

Building Products (0.7%):
23,400	Asahi Glass Co., Ltd.	971,467
122,018	Assa Abloy AB, Class B	2,453,646
61,571	Compagnie de Saint-Gobain SA	2,654,813
30,300	Daikin Industries, Ltd.	4,035,117
4,509	Geberit AG, Registered Shares	2,090,333
33,800	Lixil Group Corp.	651,110
17,300	TOTO, Ltd.	718,014

		13,574,500

Capital Markets (2.5%):
121,299	3i Group plc	1,486,280
6,908	Amundi SA	517,555
22,992	ASX, Ltd.	1,053,971
313,435	Credit Suisse Group AG	4,705,676
190,300	Daiwa Securities Group, Inc.	1,155,375
240,770	Deutsche Bank AG, Registered Shares	2,745,437
23,482	Deutsche Boerse AG	3,145,836
34,899	Hargreaves Lansdown plc	1,015,363
143,393	Hong Kong Exchanges & Clearing, Ltd.	4,074,729
81,868	Investec plc	574,387
65,900	Japan Exchange Group, Inc.	1,148,551
27,246	Julius Baer Group, Ltd.	1,362,306
37,988	London Stock Exchange Group plc	2,269,099

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
39,364	Macquarie Group, Ltd.	$3,563,307
114,848	Natixis	778,150
424,500	Nomura Holdings, Inc.	2,015,752
2,156	Partners Group Holding AG	1,709,591
24,390	SBI Holdings, Inc.	758,143
15,596	Schroders plc	628,228
94,500	Singapore Exchange, Ltd.	509,388
66,324	St. James Place plc	987,407
472,583	UBS Group AG	7,456,156

		43,660,687

Chemicals (3.9%):
52,130	Air Liquide SA	6,846,295
16,500	Air Water, Inc.	302,899
30,665	AkzoNobel NV	2,866,753
8,525	Arkema SA	1,054,515
153,700	Asahi Kasei Corp.	2,331,759
112,700	BASF SE	10,014,435
12,328	Christian Hansen Holding A/S	1,250,184
24,423	Clariant AG	635,151
23,590	Covestro AG	1,912,065
15,955	Croda International plc	1,080,224
37,400	Daicel Chemical Industries, Ltd.	434,680
1,002	EMS-Chemie Holding AG	596,839
19,549	Evonik Industries AG	700,124
4,367	Frutarom Industries, Ltd.	452,534
8,204	Fuchs Petrolub AG	458,159
1,124	Givaudan SA, Registered Shares	2,762,290
11,300	Hitachi Chemical Co., Ltd.	230,067
203,908	Incitec Pivot, Ltd.	586,346
75,847	Israel Chemicals, Ltd.	464,818
24,687	Johnson Matthey plc	1,144,510
26,100	JSR Corp.	487,282
23,056	K+S AG, Registered Shares^	483,830
6,000	Kaneka Corp.	277,273
21,700	Kansai Paint Co., Ltd.	399,977
22,086	Koninklijke DSM NV	2,338,838
39,200	Kuraray Co., Ltd.	589,515
11,649	Lanxess AG	853,052
23,018	Linde AG	5,442,872
157,000	Mitsubishi Chemical Holdings Corp.	1,502,894
22,800	Mitsubishi Gas Chemical Co., Inc.	485,473
22,900	Mitsui Chemicals, Inc.	572,842
19,600	Nippon Paint Holdings Co., Ltd.	731,742
13,800	Nissan Chemical Industries, Ltd.	729,071
19,900	Nitto Denko Corp.	1,492,196
27,529	Novozymes A/S, Class B	1,508,223
45,774	Orica, Ltd.	561,090
45,000	Shin-Etsu Chemical Co., Ltd.	3,986,837
16,500	Showa Denko K.K.	911,052
15,600	Sika AG	2,269,437
8,720	Solvay SA	1,168,017
188,000	Sumitomo Chemical Co., Ltd.	1,100,465
14,995	Symrise AG	1,367,999
18,300	Taiyo Nippon Sanso Corp.	273,840
25,200	Teijin, Ltd.	483,459
178,400	Toray Industries, Inc.	1,340,593
34,300	Tosoh Corp.	528,361
25,304	Umicore SA	1,413,352
22,846	Yara International ASA	1,120,131

		70,544,360

Commercial Services & Supplies (0.5%):
33,762	Babcock International Group plc	318,088
193,689	Brambles, Ltd.	1,525,900
29,800	Dai Nippon Printing Co., Ltd.	693,201
27,464	Edenred	1,045,420

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
189,889	G4S plc	$598,074
20,973	ISS A/S	737,213
13,800	Park24 Co., Ltd.	417,113
25,600	SECOM Co., Ltd.	2,087,475
37,221	Securitas AB, Class B	647,875
3,751	Societe BIC SA	343,351
9,500	Sohgo Security Services Co., Ltd.	417,537
30,500	Toppan Printing Co., Ltd.	490,093

		9,321,340

Communications Equipment (0.4%):
690,573	Nokia OYJ	3,829,470
374,027	Telefonaktiebolaget LM Ericsson, Class B	3,313,052

		7,142,522

Construction & Engineering (0.9%):
32,031	ACS Actividades de Construccion y Servicios SA	1,357,145
27,320	Bouygues SA	1,179,584
11,842	Cimic Group, Ltd.	438,168
9,614	Eiffage SA	1,072,569
61,892	Ferrovial SA	1,279,636
2,435	Hochtief AG	403,666
23,600	JGC Corp.	541,491
56,000	Kajima Corp.	813,833
83,300	Obayashi Corp.	789,152
67,700	Shimizu Corp.	618,116
40,197	Skanska AB, Class B	789,123
26,200	TAISEI Corp.	1,194,873
61,754	Vinci SA	5,873,926

		16,351,282

Construction Materials (0.5%):
151,866	Boral, Ltd.	754,277
104,598	CRH plc	3,418,975
116,627	Fletcher Building, Ltd.*	501,725
17,913	HeidelbergCement AG	1,400,024
4,174	Imerys SA	308,160
53,069	James Hardie Industries SE	801,119
59,539	LafargeHolcim, Ltd., Registered Shares	2,937,194
14,000	Taiheiyo Cement Corp.	439,336

		10,560,810

Consumer Finance (0.0%):
53,700	ACOM Co., Ltd.	216,495
13,000	Aeon Credit Service Co., Ltd.	269,255
21,100	Credit Saison Co., Ltd.	344,005

		829,755

Containers & Packaging (0.2%):
140,990	Amcor, Ltd.	1,390,804
27,630	Smurfit Kappa Group plc	1,092,323
23,200	Toyo Seikan Kaisha, Ltd.	481,439

		2,964,566

Distributors (0.0%):
13,588	Jardine Cycle & Carriage, Ltd.	317,930

Diversified Consumer Services (0.0%):
9,400	Benesse Holdings, Inc.	267,719

Diversified Financial Services (0.8%):
339,548	AMP, Ltd.	782,653
5,200	Century Tokyo Leasing Corp.	323,156
69,162	Challenger, Ltd.	559,705
5,337	Eurazeo Se	420,110
12,905	EXOR NV	864,783
10,102	Groupe Bruxelles Lambert SA	1,058,200

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
22,562	Industrivarden AB, Class C	$501,070
55,450	Investor AB, Class B	2,561,162
28,149	Kinnevik AB	850,420
10,702	L E Lundbergforetagen AB	360,623
52,300	Mitsubishi UFJ Lease & Finance Co., Ltd.	307,984
161,200	ORIX Corp.	2,613,719
4,243	Pargesa Holding SA	340,668
333,419	Standard Life plc	1,327,363
3,280	Wendel	487,786

		13,359,402

Diversified Telecommunication Services (2.2%):
17,673	Belgacom SA	422,210
272,655	Bezeq Israeli Telecommunication Corp., Ltd. (The)	313,756
1,026,264	BT Group plc	3,010,344
411,504	Deutsche Telekom AG, Registered Shares	6,630,477
17,594	Elisa OYJ	746,126
242,872	France Telecom SA	3,868,529
488,525	HKT Trust & HKT, Ltd.	671,653
3,341	Iliad SA	436,047
409,316	Koninklijke (Royal) KPN NV	1,079,424
84,252	Nippon Telegraph & Telephone Corp.	3,806,565
471,000	PCCW, Ltd.	274,418
993,900	Singapore Telecommunications, Ltd.	2,353,733
3,090	Swisscom AG, Registered Shares	1,402,877
232,354	Telecom Corp. of New Zealand, Ltd.	623,410
1,407,788	Telecom Italia SpA*	853,043
724,011	Telecom Italia SpA	388,731
104,821	Telefonica Deutschland Holding AG	443,062
568,871	Telefonica SA	4,482,716
91,392	Telenor ASA	1,787,136
345,906	Telia Co AB	1,588,324
526,157	Telstra Corp., Ltd.	1,213,054
45,014	TPG Telecom, Ltd.	277,180
14,595	United Internet AG, Registered Shares	690,441

		37,363,256

Electric Utilities (1.8%):
193,004	AusNet Services	227,226
74,400	Chubu Electric Power Co., Inc.	1,125,590
32,100	Chugoku Electric Power Co., Inc. (The)^	412,545
78,570	CK Infrastructure Holdings, Ltd.	622,417
200,000	CLP Holdings, Ltd.	2,340,787
297,895	EDP - Energias de Portugal SA	1,100,150
74,095	Electricite de France	1,299,776
40,412	Endesa SA	872,436
990,136	Enel SpA	5,058,927
52,390	Fortum OYJ	1,313,048
368,000	HK Electric Investments, Ltd.^	371,420
174,000	Hongkong Electric Holdings, Ltd.	1,208,650
727,425	Iberdrola SA	5,328,524
88,700	Kansai Electric Power Co., Inc. (The)	1,336,898
51,300	Kyushu Electric Power Co., Inc.	619,161
23,504	Orsted A/S	1,596,162
52,696	Red Electrica Corporacion SA	1,101,172
123,725	Scottish & Southern Energy plc	1,846,814
175,152	Terna SpA	933,397
53,700	Tohoku Electric Power Co., Inc.	728,897
179,400	Tokyo Electric Power Co., Inc. (The)*	880,877

		30,324,874

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment (1.3%):
228,149	ABB, Ltd.	$5,400,803
13,400	Fuji Electric Holdings Co., Ltd.	536,845
32,098	Legrand SA	2,336,964
5,400	Mabuchi Motor Co., Ltd.	218,006
588,117	Melrose Industries plc	1,529,774
223,800	Mitsubishi Electric Corp.	3,066,274
27,400	Nidec Corp.	3,943,483
13,146	OSRAM Licht AG	522,587
27,397	Prysmian SpA	635,984
66,981	Schneider Electric SA	5,388,101
28,762	Siemens Gamesa Renewable Energy*^	363,004
23,956	Vestas Wind Systems A/S	1,618,297

		25,560,122

Electronic Equipment, Instruments & Components (1.5%):
23,100	ALPS Electric Co., Ltd.	586,969
17,500	Hamamatsu Photonics K.K.	697,045
32,734	Hexagon AB, Class B	1,917,530
3,914	Hirose Electric Co., Ltd.	427,165
7,800	Hitachi High-Technologies Corp.	268,797
117,620	Hitachi, Ltd.	3,997,618
6,865	Ingenico Group	521,533
11,840	Keyence Corp.	6,870,097
39,100	Kyocera Corp.	2,348,032
22,100	Murata Manufacturing Co., Ltd.	3,389,604
9,000	Nippon Electric Glass Co., Ltd.	283,053
23,100	Omron Corp.	976,008
27,200	Shimadzu Corp.	851,854
16,200	TDK Corp.	1,767,626
33,500	Venture Corp., Ltd.	431,820
30,800	Yaskawa Electric Corp.	913,817
26,600	Yokogawa Electric Corp.	562,837

		26,811,405

Energy Equipment & Services (0.1%):
79,478	John Wood Group plc	799,171
57,915	Tenaris SA	971,409

		1,770,580

Entertainment (0.6%):
14,900	DeNA Co., Ltd.	263,235
12,400	Konami Corp.	485,840
50,000	Nexon Co., Ltd.*	653,827
13,800	Nintendo Co., Ltd.	5,037,783
15,100	Toho Co., Ltd.	473,937
9,595	UbiSoft Entertainment SA*	1,038,222
126,063	Vivendi Universal SA	3,240,719

		11,193,563

Equity Real Estate Investment Trusts (1.4%):
297,482	Ascendas Real Estate Investment Trust	573,883
112,428	British Land Co. plc	903,064
277,018	CapitaLand Commercial Trust	360,735
288,500	CapitaMall Trust	469,897
180	Daiwahouse Residential Investment Corp.	411,810
123,857	Dexus Property Group	944,975
3,975	Fonciere des Regions SA	413,999
5,867	Gecina SA	979,502
222,060	GPT Group	833,681
97,888	Hammerson plc	582,174
4,198	ICADE	388,954
110	Japan Prime Realty Investment Corp.	392,176
166	Japan Real Estate Investment Corp.	870,923
311	Japan Retail Fund Investment Corp.	564,234

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
26,817	Klepierre	$949,975
90,248	Land Securities Group plc	1,038,092
266,000	Link REIT (The)	2,617,308
198,740	Macquarie Goodman Group	1,492,551
470,481	Mirvac Group	819,365
164	Nippon Building Fund, Inc.	948,510
208	Nippon Prologis REIT, Inc.	411,801
496	Nomura Real Estate Master Fund, Inc.	678,677
648,168	Scentre Group	1,852,053
127,104	SERGO plc	1,055,842
298,358	Stockland Trust Group	892,757
261,300	Suntec REIT	368,876
16,730	Unibail-Rodamco-Westfield	3,359,914
367	United Urban Investment Corp.	576,066
428,169	Vicinity Centres	810,642

		26,562,436

Food & Staples Retailing (1.5%):
74,500	Aeon Co., Ltd.	1,795,565
69,391	Carrefour SA	1,329,087
6,499	Casino Guichard-Perrachon SA^	272,759
7,927	Colruyt SA^	448,288
41,500	Dairy Farm International Holdings, Ltd.	373,425
7,000	FamilyMart Co., Ltd.	727,021
10,881	ICA Gruppen AB^	345,448
221,264	J Sainsbury plc	927,111
32,776	Jeronimo Martins SGPS SA	482,634
155,982	Koninklijke Ahold Delhaize NV	3,576,094
6,600	LAWSON, Inc.	401,988
22,671	METRO AG	355,177
91,700	Seven & I Holdings Co., Ltd.	4,085,051
8,500	Sundrug Co., Ltd.	303,219
1,184,388	Tesco plc	3,699,152
4,200	Tsuruha Holdings, Inc.	517,221
138,031	Wesfarmers, Ltd.	4,971,485
272,382	William Morrison Supermarkets plc	920,343
158,837	Woolworths, Ltd.^	3,214,687

		28,745,755

Food Products (3.0%):
89,706	A2 Milk Co., Ltd.*	668,682
56,100	Ajinomoto Co., Inc.	962,943
42,480	Associated British Foods plc	1,267,435
270	Barry Callebaut AG, Registered Shares	511,324
8,800	Calbee, Inc.	289,525
12	Chocoladefabriken Lindt & Spruengli AG, Registered Shares	984,384
75,503	Danone SA	5,844,431
731,782	Golden Agri-Resources, Ltd.	133,746
19,301	Kerry Group plc, Class A	2,133,238
18,300	Kikkoman Corp.	1,089,204
129	Lindt & Spruengli AG	904,349
49,724	Marine Harvest	1,152,323
14,852	Meiji Holdings Co., Ltd.	997,632
381,634	Nestle SA, Registered Shares	31,805,396
11,500	Nippon Meat Packers, Inc.	424,659
23,345	Nisshin Seifun Group, Inc.	511,783
6,600	Nissin Foods Holdings Co., Ltd.	453,735
98,786	Orkla ASA, Class A	834,867
11,700	Toyo Suisan Kaisha, Ltd.	453,721
1,106,388	WH Group, Ltd.	779,230
251,500	Wilmar International, Ltd.	591,698
13,000	Yakult Honsha Co., Ltd.	1,065,257

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
18,000	Yamazaki Baking Co., Ltd.	$360,384
		54,219,946

Gas Utilities (0.4%):
138,653	APA Group	1,002,775
41,856	Gas Natural SDG SA	1,142,322
1,116,525	Hong Kong & China Gas Co., Ltd.	2,209,930
46,000	Osaka Gas Co., Ltd.	897,417
10,600	Toho Gas Co., Ltd.	403,402
47,900	Tokyo Gas Co., Ltd.	1,177,633

		6,833,479

Health Care Equipment & Supplies (1.6%):
5,476	bioMerieux	456,157
7,060	Cochlear, Ltd.	1,029,497
14,462	Coloplast A/S, Class B	1,478,143
158,619	Convatec Group plc	479,973
11,400	Cyberdyne, Inc.*	90,038
25,282	Essilor International SA Compagnie Generale d'Optique	3,737,962
65,199	Fisher & Paykel Healthcare Corp., Ltd.	650,194
47,000	HOYA Corp.	2,790,688
114,544	Koninklijke Philips Electronics NV	5,216,153
34,400	Olympus Co., Ltd.	1,343,251
4,362	Sartorius AG	707,862
19,208	Siemens Healthineers AG*	844,559
106,478	Smith & Nephew plc	1,940,179
6,503	Sonova Holding AG, Registered Shares	1,294,387
1,291	Straumann Holding AG, Registered Shares	970,804
20,500	Sysmex Corp.	1,766,952
37,300	Terumo Corp.^	2,210,284
14,502	William Demant Holding A/S*	544,675

		27,551,758

Health Care Providers & Services (0.6%):
46,897	Al Noor Hospitals Group plc^	261,889
24,800	Alfresa Holdings Corp.	663,781
26,243	Fresenius Medical Care AG & Co., KGaA	2,698,463
50,637	Fresenius SE & Co. KGaA	3,717,516
227,520	Healthscope, Ltd.	344,884
20,100	Medipal Holdings Corp.	419,593
12,751	NMC Health plc	563,692
17,336	Ramsay Health Care, Ltd.	688,094
44,167	Ryman Healthcare, Ltd.	409,648
47,400	Sonic Healthcare, Ltd.	856,043
8,570	Suzuken Co., Ltd.	406,612

		11,030,215

Health Care Technology (0.1%):
49,800	M3, Inc.	1,129,386

Hotels, Restaurants & Leisure (1.4%):
22,604	Accor SA	1,158,634
70,472	Aristocrat Leisure, Ltd.	1,440,447
21,787	Carnival plc	1,353,019
192,723	Compass Group plc	4,284,515
42,677	Crown, Ltd.	421,178
8,337	Domino's Pizza Enterprises, Ltd.^	321,616
6,425	Flight Centre, Ltd.^	245,842
288,000	Galaxy Entertainment Group, Ltd.	1,803,278
755,757	Genting Singapore, Ltd.	585,145
69,561	GVC Holdings plc	832,586
22,316	Intercontinental Hotels Group plc	1,388,846
9,029	McDonald's Holdings Co., Ltd.	396,222

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
30,267	Melco Resorts & Entertainment, Ltd., ADR	$640,147
82,237	Merlin Entertainments plc	428,736
135,473	MGM China Holdings, Ltd.	212,266
24,500	Oriental Land Co., Ltd.	2,562,532
10,308	Paddy Power plc	879,470
294,332	Sands China, Ltd.	1,317,847
169,333	Shangri-La Asia, Ltd.	251,683
220,987	SJM Holdings, Ltd.	201,490
11,286	Sodexo SA^	1,195,246
226,584	Tabcorp Holdings, Ltd.	795,464
55,118	TUI AG	1,056,155
21,731	Whitbread plc	1,335,071
191,600	Wynn Macau, Ltd.	434,444

		25,541,879

Household Durables (1.3%):
126,196	Barratt Developments plc	931,885
16,009	Berkeley Group Holdings plc (The)	767,062
24,800	Casio Computer Co., Ltd.^	405,470
31,179	Electrolux AB, Series B, B Shares	686,115
49,568	Husqvarna AB, Class B	421,682
16,200	Iida Group Holdings Co., Ltd.	288,258
41,300	Nikon Corp.	776,153
268,800	Panasonic Corp.	3,132,379
37,977	Persimmon plc	1,169,404
3,700	Rinnai Corp.	281,610
2,674	SEB SA	454,836
47,200	Sekisui Chemical Co., Ltd.	871,073
71,500	Sekisui House, Ltd.	1,090,605
19,900	Sharp Corp.^	404,072
154,000	Sony Corp.	9,446,122
390,409	Taylor Wimpey plc	872,400
176,500	Techtronic Industries Co., Ltd.	1,127,754

		23,126,880

Household Products (0.7%):
73,784	Essity AB, Class B	1,853,839
13,065	Henkel AG & Co. KGaA	1,387,396
29,300	Lion Corp.	650,978
81,369	Reckitt Benckiser Group plc	7,432,284
49,700	Unicharm Corp.	1,641,868

		12,966,365

Independent Power and Renewable Electricity Producers (0.0%):
19,600	Electric Power Development Co., Ltd.	542,517
168,699	Meridian Energy, Ltd.	367,212
23,752	Uniper SE	730,289

		1,640,018

Industrial Conglomerates (1.6%):
335,744	CK Hutchison Holdings, Ltd.	3,849,833
10,765	DCC plc	975,988
27,300	Jardine Matheson Holdings, Ltd.	1,712,916
27,600	Jardine Strategic Holdings, Ltd.	1,001,806
10,900	Keihan Electric Railway Co., Ltd.	416,407
171,300	Keppel Corp., Ltd.	871,957
168,834	NWS Holdings, Ltd.	333,848
24,400	Seibu Holdings, Inc.	438,891
137,200	SembCorp Industries, Ltd.	309,714
93,809	Siemens AG, Registered Shares	12,010,127
49,896	Smiths Group plc	972,373
79,300	Toshiba Corp.*	2,292,458

		25,186,318

Insurance (5.3%):
23,585	Admiral Group plc	638,784

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
220,145	AEGON NV^	$1,427,846
23,494	Ageas NV	1,262,558
1,480,600	AIA Group, Ltd.	13,229,519
54,307	Allianz SE, Registered Shares+	12,096,285
143,640	Assicurazioni Generali SpA	2,476,289
488,324	Aviva plc	3,110,637
236,319	AXA SA	6,343,888
6,191	Baloise Holding AG, Registered Shares	943,709
23,730	CNP Assurances SA	571,431
131,300	Dai-ichi Life Insurance Co., Ltd.	2,733,899
165,692	Direct Line Insurance Group plc	698,700
22,933	Gjensidige Forsikring ASA	386,688
7,419	Hannover Rueck SE	1,047,797
288,217	Insurance Australia Group, Ltd.	1,524,462
191,700	Japan Post Holdings Co., Ltd.	2,281,411
725,337	Legal & General Group plc	2,475,464
124,272	MAPFRE SA	387,676
334,223	Medibank Private, Ltd.	702,837
57,811	MS&AD Insurance Group Holdings, Inc.	1,925,191
18,339	Muenchener Rueckversicherungs-Gesellschaft AG	4,061,233
40,725	NKSJ Holdings, Inc.	1,734,693
36,738	NN Group NV	1,636,366
64,066	Poste Italiane SpA	511,844
318,374	Prudential plc	7,299,565
162,166	QBE Insurance Group, Ltd.	1,303,086
122,220	RSA Insurance Group plc	914,999
54,422	Sampo OYJ, Class A	2,815,348
21,034	SCOR SA	976,150
19,400	Sony Financial Holdings, Inc.	427,693
163,923	Suncorp-Metway, Ltd.	1,707,473
4,216	Swiss Life Holding AG, Registered Shares	1,596,996
38,287	Swiss Re AG	3,532,351
68,236	T&D Holdings, Inc.	1,126,182
82,000	Tokio Marine Holdings, Inc.	4,069,658
15,770	Tryg A/S	392,555
18,424	Zurich Insurance Group AG	5,820,089

		96,191,352

Interactive Media & Services (0.1%):
118,034	Auto Trader Group plc	686,953
16,000	Kakaku.com, Inc.	313,020
8,800	Line Corp.*^	371,468
6,156	REA Group, Ltd.	382,163
354,100	Yahoo! Japan Corp.	1,274,849

		3,028,453

Internet & Direct Marketing Retail (0.2%):
11,279	Delivery Hero AG*	542,050
110,400	Rakuten, Inc.	846,239
24,800	Start Today Co., Ltd.	750,948
13,258	Zalando SE*	515,312

		2,654,549

IT Services (1.0%):
53,421	Amadeus IT Holding SA	4,956,584
11,527	Atos Origin SA	1,369,757
19,541	Capgemini SA	2,458,985
54,245	Computershare, Ltd.	779,099
24,700	Fujitsu, Ltd.	1,759,552
13,846	Nomura Research Institute, Ltd.	698,934
77,000	NTT Data Corp.	1,066,441
7,600	OBIC Co., Ltd.	718,636

Shares		Fair Value
Common Stocks, continued
IT Services, continued
13,400	Otsuka Corp.	$500,235
14,712	Wirecard AG	3,185,678

		17,493,901

Leisure Products (0.2%):
24,200	Namco Bandai Holdings, Inc.	940,500
6,300	Sankyo Co., Ltd.	246,551
23,800	Sega Sammy Holdings, Inc.	351,004
8,500	Shimano, Inc.	1,370,199
16,900	Yamaha Corp.	895,551

		3,803,805

Life Sciences Tools & Services (0.3%):
1,385	Eurofins Scientific SE	785,045
9,066	Lonza Group AG, Registered Shares	3,092,812
28,786	Qiagen NV*	1,089,378

		4,967,235

Machinery (2.6%):
36,984	Alfa Laval AB	1,001,897
19,946	Alstom SA	890,485
44,900	AMADA Co., Ltd.	479,110
9,566	Andritz AG	558,023
81,749	Atlas Copco AB, Class A	2,354,309
49,083	Atlas Copco AB, Class B	1,308,736
128,114	CNH Industrial NV	1,536,385
11,300	Daifuku Co., Ltd.	576,157
81,749	Epiroc AB, Class A*	913,668
49,083	Epiroc AB, Class B*	505,337
23,600	FANUC Corp.	4,451,264
21,387	GEA Group AG	761,728
29,600	Hino Motors, Ltd.	324,233
12,300	Hitachi Construction Machinery Co., Ltd.	411,413
7,000	Hoshizaki Electric Co., Ltd.	724,768
18,100	IHI Corp.	685,894
29,900	JTEKT Corp.	437,683
17,100	Kawasaki Heavy Industries, Ltd.	482,419
8,541	Kion Group AG^	524,914
112,400	Komatsu, Ltd.	3,420,897
41,174	Kone OYJ, Class B	2,197,874
121,100	Kubota Corp.	2,049,510
10,400	Kurita Water Industries, Ltd.	302,825
28,400	Makita Corp.	1,422,914
4,681	MAN AG	508,950
13,068	Metso Corp. OYJ	461,660
46,800	Minebea Co., Ltd.	848,966
35,000	Misumi Group, Inc.	905,031
38,900	Mitsubishi Heavy Industries, Ltd.	1,502,533
15,200	Nabtesco Corp.	404,207
30,200	NGK Insulators, Ltd.^	498,304
50,700	NSK, Ltd.	581,277
137,436	Sandvik AB	2,440,217
5,125	Schindler Holding AG	1,276,561
2,413	Schindler Holding AG, Registered Shares	581,943
46,385	SKF AB, Class B	914,463
7,000	SMC Corp.	2,241,309
13,500	Sumitomo Heavy Industries, Ltd.	481,864
15,100	THK Co., Ltd.	384,564
190,306	Volvo AB, Class B	3,362,221
53,665	Wartsila Corp. OYJ, Class B^	1,045,953
27,770	Weir Group plc (The)	637,977
321,450	Yangzijiang Shipbuilding Holdings, Ltd.	290,598

		47,691,041

Marine (0.2%):
445	A.P. Moeller - Maersk A/S, Class A	583,438

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Marine, continued
782	A.P. Moeller - Maersk A/S, Class B	$1,097,673
6,505	Kuehne & Nagel International AG, Registered Shares	1,030,118
13,700	Mitsui O.S.K. Lines, Ltd.	399,764
22,000	Nippon Yusen Kabushiki Kaisha^	413,837

		3,524,830

Media (0.9%):
6,418	Axel Springer AG	431,766
12,400	Cyberagent, Inc.	659,842
25,877	Dentsu, Inc.	1,197,058
23,455	Eutelsat Communications SA	553,824
30,100	Hakuhodo DY Holdings, Inc.	528,046
153,234	Informa plc	1,520,595
431,852	ITV plc	887,571
8,903	JCDecaux SA	325,542
98,012	Pearson plc	1,134,667
29,053	ProSiebenSat.1 Media AG	754,487
24,874	Publicis Groupe SA	1,483,361
4,397	RTL Group	313,387
13,208	Schibsted ASA, Class B	457,877
44,292	SES Global, Class A	971,413
126,768	Singapore Press Holdings, Ltd.	266,127
125,562	Sky plc	2,829,056
6,267	Telenet Group Holding NV*	344,996
158,970	WPP plc	2,323,547

		16,983,162

Metals & Mining (3.0%):
293,204	Alumina, Ltd.	585,507
129,183	Anglo American plc^	2,893,202
50,760	Antofagasta plc	564,253
80,863	ArcelorMittal	2,507,030
257,119	BHP Billiton plc	5,586,714
394,540	BHP Billiton, Ltd.	9,819,095
69,825	BlueScope Steel, Ltd.	854,300
33,664	Boliden AB	937,506
187,428	Fortescue Metals Group, Ltd.	531,053
28,344	Fresnillo plc	302,919
1,415,087	Glencore International plc	6,099,103
29,800	Hitachi Metals, Ltd.	369,066
63,600	JFE Holdings, Inc.	1,452,308
36,000	Kobe Steel, Ltd.	320,154
7,500	Maruichi Steel Tube, Ltd.	244,598
12,800	Mitsubishi Materials Corp.^	381,701
95,566	Newcrest Mining, Ltd.	1,337,822
92,548	Nippon Steel Corp.	1,957,994
162,267	Norsk Hydro ASA	974,417
11,167	Randgold Resources, Ltd.	791,908
145,595	Rio Tinto plc	7,344,466
50,206	Rio Tinto, Ltd.	2,843,192
631,697	South32, Ltd.	1,782,059
28,500	Sumitomo Metal & Mining Co., Ltd.	999,950
53,870	ThyssenKrupp AG	1,360,673
14,170	Voestalpine AG	647,369

		53,488,359

Multiline Retail (0.3%):
15,100	Don Quijote Co., Ltd.	764,287
80,935	Harvey Norman Holdings, Ltd.^	205,893
44,800	Isetan Mitsukoshi Holdings, Ltd.	550,228
27,000	J. Front Retailing Co., Ltd.	418,782
206,470	Marks & Spencer Group plc^	776,250
23,900	MARUI GROUP Co., Ltd.^	590,023
18,198	Next plc	1,301,944
2,900	Ryohin Keikaku Co., Ltd.	861,758

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
17,500	Takashimaya Co., Ltd.	$295,638

		5,764,803

Multi-Utilities (1.0%):
79,839	AGL Energy, Ltd.	1,127,427
681,724	Centrica plc	1,374,926
267,957	E.ON AG	2,731,208
222,350	Engie Group	3,265,666
18,217	Innogy SE*	773,000
412,129	National Grid plc	4,248,979
65,137	RWE AG	1,606,530
47,126	Suez Environnement Co.	669,072
65,629	Veolia Environnement SA	1,308,972

		17,105,780

Oil, Gas & Consumable Fuels (6.1%):
13,248	AKER BP ASA	562,399
2,442,553	BP plc	18,737,253
33,229	Caltex Australia, Ltd.	718,027
22,895	Enagas SA	617,933
309,692	ENI SpA	5,840,134
60,935	Galp Energia SGPS SA	1,208,150
16,100	Idemitsu Kosan Co., Ltd.	851,731
125,500	INPEX Corp.	1,562,353
399,220	JX Holdings, Inc.	3,011,503
9,900	Koninklijke Vopak NV	487,485
22,716	Lundin Petroleum AB	867,406
15,800	Neste Oil OYJ	1,304,532
160,365	Oil Search, Ltd.	1,041,764
18,570	OMV AG	1,042,308
214,003	Origin Energy, Ltd.*	1,271,181
167,006	Repsol SA	3,327,663
563,732	Royal Dutch Shell plc, Class A^	19,348,923
459,297	Royal Dutch Shell plc, Class B	16,070,936
217,124	Santos, Ltd.	1,134,802
25,100	Showa Shell Sekiyu K.K.	531,955
277,004	Snam SpA	1,151,643
144,270	Statoil ASA	4,068,308
293,453	Total SA	18,944,192
113,953	Woodside Petroleum, Ltd.	3,163,485

		106,866,066

Paper & Forest Products (0.3%):
44,707	Mondi plc	1,223,916
108,000	OYI Paper Co., Ltd.	784,302
67,076	Stora Enso OYJ, Registered Shares	1,280,921
64,963	UPM-Kymmene OYJ	2,544,956

		5,834,095

Personal Products (2.2%):
12,539	Beiersdorf AG	1,414,604
60,300	Kao Corp.	4,870,501
6,000	Kobayashi Pharmaceutical Co., Ltd.	441,533
3,600	KOSE Corp.^	686,048
31,048	L'Oreal SA	7,474,932
10,700	POLA ORBIS HOLDINGS, Inc.	390,867
46,300	Shiseido Co., Ltd.	3,585,990
189,244	Unilever NV	10,536,525
149,741	Unilever plc	8,222,686

		37,623,686

Pharmaceuticals (7.8%):
230,600	Astellas Pharma, Inc.	4,023,816
155,365	AstraZeneca plc	12,102,090
114,349	Bayer AG, Registered Shares	10,156,700
26,900	Chugai Pharmaceutical Co., Ltd.	1,728,718
69,100	Daiichi Sankyo Co., Ltd.	2,996,367
17,600	Dainippon Sumitomo Pharma Co., Ltd.^	404,193

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
30,900	Eisai Co., Ltd.	$3,009,174
608,007	GlaxoSmithKline plc	12,179,532
7,816	H. Lundbeck A/S	482,229
7,300	Hisamitsu Pharmaceutical Co., Inc.	559,796
4,528	Ipsen SA	760,541
31,100	Kyowa Hakko Kogyo Co., Ltd.	583,556
15,624	Merck KGaA	1,614,236
31,000	Mitsubishi Tanabe Pharma Corp.	518,678
265,894	Novartis AG, Registered Shares	22,918,351
222,731	Novo Nordisk A/S, Class B	10,486,473
48,300	Ono Pharmaceutical Co., Ltd.	1,366,566
14,355	Orion OYJ, Class B	543,367
47,500	Otsuka Holdings Co., Ltd.	2,395,067
14,165	Recordati SpA	478,120
86,153	Roche Holding AG	20,855,743
138,394	Sanofi-Aventis SA	12,343,115
44,400	Santen Pharmaceutical Co., Ltd.	704,042
34,300	Shionogi & Co., Ltd.	2,240,506
4,400	Taisho Pharmaceutical Holdings Co., Ltd.	538,066
86,700	Takeda Pharmacuetical Co., Ltd.^	3,712,982
118,461	Teva Pharmaceutical Industries, Ltd., ADR^	2,551,650
15,503	UCB SA	1,391,257
5,935	Vifor Pharma AG	1,029,319

		134,674,250

Professional Services (1.4%):
19,794	Adecco SA, Registered Shares	1,038,678
31,529	Bureau Veritas SA	812,818
112,487	Experian plc	2,888,522
20,137	Intertek Group plc	1,309,077
23,500	Persol Holdings Co., Ltd.	551,178
15,274	Randstad Holding NV	815,127
134,200	Recruit Holdings Co., Ltd.	4,476,731
247,087	Reed Elsevier plc	5,198,125
39,701	Seek, Ltd.	593,324
665	SGS SA, Registered Shares	1,750,079
7,034	Teleperformance	1,326,697
35,343	Wolters Kluwer NV	2,202,224

		22,962,580

Real Estate Management & Development (1.9%):
15,060	AEON Mall Co., Ltd.	258,813
5,827	Azrieli Group	299,406
74,028	BGP Holdings plc*(a)	86
315,100	CapitaLand, Ltd.	775,847
47,400	City Developments, Ltd.	315,559
315,244	CK Asset Holdings, Ltd.	2,352,581
9,000	Daito Trust Construction Co., Ltd.	1,157,839
68,900	Daiwa House Industry Co., Ltd.	2,043,199
42,667	Deutsche Wohnen AG	2,046,437
124,000	Hang Lung Group, Ltd.	329,589
235,000	Hang Lung Properties, Ltd.	459,458
170,597	Henderson Land Development Co., Ltd.	857,237
142,100	Hongkong Land Holdings, Ltd.	937,860
32,500	Hulic Co., Ltd.	319,060
73,000	Hysan Development Co., Ltd.	368,729
75,775	Kerry Properties, Ltd.	257,078
73,375	Lend Lease Group	1,039,433
145,000	Mitsubishi Estate Co., Ltd.	2,466,509
108,600	Mitsui Fudosan Co., Ltd.	2,571,208
732,623	New World Development Co., Ltd.	992,451
16,100	Nomura Real Estate Holdings, Inc.	325,105

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
388,601	Sino Land Co., Ltd.	$665,867
43,000	Sumitomo Realty & Development Co., Ltd.	1,544,309
195,000	Sun Hung Kai Properties, Ltd.	2,840,638
57,964	Swire Pacific, Ltd., Class A	635,126
131,400	Swire Properties, Ltd.	497,762
8,817	Swiss Prime Site AG	751,553
24,000	Tokyo Tatemono Co., Ltd.	292,803
59,600	Tokyu Fudosan Holdings Corp.	415,502
66,296	UOL Group, Ltd.	334,022
59,055	Vonovia SE	2,884,879
164,300	Wharf Holdings, Ltd. (The)	444,911
150,300	Wharf Real Estate Investment Co., Ltd.	969,865
95,897	Wheelock & Co., Ltd.	575,326

		33,026,047

Road & Rail (1.1%):
255,233	Aurizon Holdings, Ltd.	757,278
17,700	Central Japan Railway Co.	3,686,331
292,200	ComfortDelGro Corp., Ltd.	518,878
22,490	DSV A/S	2,044,001
37,813	East Japan Railway Co.	3,513,835
30,300	Hankyu Hanshin Holdings, Inc.	1,074,861
26,800	Keihin Electric Express Railway Co., Ltd.	488,651
14,000	Keio Corp.	766,680
15,700	Keisei Electric Railway Co., Ltd.	552,897
22,000	Kintetsu Corp.	885,148
18,800	Kyushu Railway Co.	572,010
174,994	MTR Corp., Ltd.	917,858
21,400	Nagoya Railroad Co., Ltd.^	530,086
9,500	Nippon Express Co., Ltd.	623,027
36,900	Odakyu Electric Railway Co., Ltd.	873,265
24,800	Tobu Railway Co., Ltd.	733,497
64,200	Tokyu Corp.	1,174,318
20,400	West Japan Railway Co.	1,422,575

		21,135,196

Semiconductors & Semiconductor Equipment (1.2%):
35,900	ASM Pacific Technology, Ltd.	365,573
50,264	ASML Holding NV	9,384,694
3,400	Disco Corp.	568,325
138,319	Infineon Technologies AG	3,142,260
42,140	NXP Semiconductors NV	3,602,970
96,600	Renesas Electronics Corp.*	603,883
11,300	ROHM Co., Ltd.	819,393
83,744	STMicroelectronics NV	1,523,252
27,200	SUMCO Corp.	393,584
19,100	Tokyo Electron, Ltd.	2,622,131

		23,026,065

Software (1.4%):
15,918	Check Point Software Technologies, Ltd.*	1,873,071
15,599	Dassault Systemes SA	2,327,773
51,306	Micro Focus International plc	950,536
7,396	NICE Systems, Ltd.*	848,753
5,100	Oracle Corp.	411,223
134,847	Sage Group plc	1,029,485
120,518	SAP AG	14,830,402
7,385	Temenos Group AG	1,196,544
14,300	Trend Micro, Inc.	920,383

		24,388,170

Specialty Retail (0.7%):
3,400	ABC-Mart, Inc.	189,151

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
4,197	Dufry AG, Registered Shares	$472,823
7,200	Fast Retailing Co., Ltd.	3,659,166
107,470	Hennes & Mauritz AB, Class B^	1,984,629
2,900	Hikari Tsushin, Inc.	573,453
132,795	Industria de Diseno Textil SA	4,014,917
254,638	Kingfisher plc	855,618
10,000	Nitori Co., Ltd.	1,434,383
2,400	Shimamura Co., Ltd.	227,577
28,900	USS Co., Ltd.	536,620
69,100	Yamada Denki Co., Ltd.	349,752

		14,298,089

Technology Hardware, Storage & Peripherals (0.5%):
29,000	Brother Industries, Ltd.	572,817
122,700	Canon, Inc.	3,884,462
47,300	Fujifilm Holdings Corp.	2,130,139
63,700	Konica Minolta Holdings, Inc.	677,543
33,100	NEC Corp.	914,888
85,200	Ricoh Co., Ltd.	915,155
33,400	Seiko Epson Corp.	569,910

		9,664,914

Textiles, Apparel & Luxury Goods (2.2%):
23,325	Adidas AG	5,710,753
21,600	ASICS Corp.	321,334
51,287	Burberry Group plc	1,346,651
64,530	Compagnie Financiere Richemont SA	5,255,713
3,856	Hermes International SA	2,551,385
7,713	Hugo Boss AG	593,831
9,224	Kering	4,931,632
811,120	Li & Fung, Ltd.	181,374
20,664	Luxottica Group SpA	1,402,212
34,202	LVMH Moet Hennessy Louis Vuitton SA	12,073,974
21,940	Moncler SpA	943,938
14,130	Pandora A/S	883,430
1,017	Puma SE	501,770
3,708	Swatch Group AG (The), Class B	1,473,451
6,517	Swatch Group AG (The), Registered Shares	507,607
74,486	Yue Yuen Industrial Holdings, Ltd.	206,972

		38,886,027

Tobacco (1.3%):
281,261	British American Tobacco plc	13,129,031
116,149	Imperial Tobacco Group plc, Class A	4,038,888
133,900	Japan Tobacco, Inc.	3,496,365
22,378	Swedish Match AB, Class B	1,145,396

		21,809,680

Trading Companies & Distributors (1.4%):
16,275	AerCap Holdings NV*	936,138
60,775	Ashtead Group plc	1,928,577
19,087	Brenntag AG	1,177,925
40,893	Bunzl plc	1,285,176
28,840	Ferguson plc	2,446,135
173,300	ITOCHU Corp.	3,173,676
191,900	Marubeni Corp.	1,757,209
165,700	Mitsubishi Corp.	5,107,663
207,800	Mitsui & Co., Ltd.	3,693,370
36,905	Rexel SA	553,821
138,000	Sumitomo Corp.	2,301,314
25,900	Toyota Tsushu Corp.	978,024

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
29,707	Travis Perkins plc	$411,902

		25,750,930

Transportation Infrastructure (0.5%):
8,217	Aena SA	1,421,115
3,600	Aeroports de Paris	810,330
60,758	Atlantia SpA	1,257,961
121,970	Auckland International Airport, Ltd.	589,984
4,779	Fraport AG	422,199
57,631	Groupe Eurotunnel SA	735,933
5,100	Japan Airport Terminal Co., Ltd.^	232,091
16,000	Kamigumi Co., Ltd.	352,734
96,400	SATS, Ltd.	368,054
139,052	Sydney Airport	692,894
317,917	Transurban Group	2,569,555

		9,452,850

Water Utilities (0.1%):
29,897	Severn Trent plc	719,883
80,876	United Utilities Group plc	741,504

		1,461,387

Wireless Telecommunication Services (1.5%):
7,009	Drillisch AG	340,899
216,500	KDDI Corp.	5,983,031
9,024	Millicom International Cellular SA, SDR	518,172
162,300	NTT DoCoMo, Inc.	4,365,128
100,500	SoftBank Group Corp.	10,150,847
41,756	Tele2 AB	501,925
3,281,746	Vodafone Group plc	7,034,899

		28,894,901

Total Common Stocks (Cost $1,405,298,127)		1,759,182,173

Preferred Stocks (0.5%):
Automobiles (0.4%):
6,667	Bayerische Motoren Werke AG (BMW), 5.95%, 5/17/19	523,224
19,381	Porsche Automobil Holding SE, 3.03%, 5/29/19	1,304,751
23,046	Volkswagen AG, 2.62%,5/9/19	4,045,095

		5,873,070

Household Products (0.1%):
21,689	Henkel AG & Co. KGaA, 1.77%	2,545,756

Total Preferred Stocks (Cost $6,572,192)		8,418,826

Right (0.0%):
Multiline Retail (0.0%):
4,760	Harvey Norman Holdings, Ltd., Expires on 10/16/18*	2,752

Total Right (Cost $–)		2,752

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (3.0%):
$54,427,610	AZL International Index Fund Securities Lending Collateral Account(b)	54,427,610

Total Securities Held as Collateral for Securities on Loan (Cost $54,427,610)		54,427,610

Total Investment Securities (Cost $1,466,297,929) - 101.7%		1,822,031,361
Net other assets (liabilities) - (1.7)%		(29,931,408)

Net Assets - 100.0%		$1,792,099,953

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Percentages indicated are based on net assets as of September 30, 2018.

ADR	-	American Depositary Receipt
SDR	-	Swedish Depository Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2018. The total value of securities on loan as of September 30, 2018, was $50,983,796.
+	Affiliated Securities
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2018. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2018.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2018:

Country	Percentage
Australia	6.5%
Austria	0.2%
Belgium	1.0%
Bermuda	0.2%
China	— %^
Denmark	1.6%
Finland	1.0%
France	10.1%
Germany	9.2%
Hong Kong	3.2%
Ireland (Republic of)	0.9%
Isle of Man	— %^
Israel	0.5%
Italy	2.0%
Japan	23.9%
Luxembourg	0.3%
Netherlands	4.0%
New Zealand	0.2%
Norway	0.8%
Portugal	0.2%
Singapore	1.2%
Spain	2.9%
Sweden	2.6%
Switzerland	8.5%
United Arab Emirates	— %^
United Kingdom	16.0%
United States	3.0%

100.0%

^	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Futures Contracts

Cash of $1,083,290 has been segregated to cover margin requirements for the following open contracts as of September 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index December Futures (Australian Dollar)	12/20/18	24	$2,685,842	$3,890
DJ EURO STOXX 50 December Futures (Euro)	12/21/18	201	7,903,262	147,426
FTSE 100 Index December Futures (British Pounds)	12/21/18	51	4,975,780	148,402
SGX Nikkei 225 Index December Futures (Japanese Yen)	12/13/18	54	5,738,688	457,023

				$756,741

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (5.7%):
$ 334,995	Goal Capital Funding Trust, Class A3, Series 2005-2, 2.48%(US0003M+17bps), 5/28/30, Callable 8/25/20 @ 100	$334,740
657,332	Navient Student Loan Trust, Class A, Series 2014-2, 2.86%(US0001M+64bps), 3/25/83, Callable 10/25/33 @ 100	653,459
640,298	Navient Student Loan Trust, Class A, Series 2014-3, 2.84%(US0001M+62bps), 3/25/83, Callable 11/25/32 @ 100	637,443
419,253	Navient Student Loan Trust, Class A, Series 2014-4, 2.84%(US0001M+62bps), 3/25/83, Callable 12/25/32 @ 100	417,071
795,332	Navient Student Loan Trust, Class A, Series 2016-1A, 2.92%(US0001M+70bps), 2/25/70, Callable 7/25/33 @ 100(a)	800,568
965,000	Navient Student Loan Trust, Class A3, Series 2016-2, 3.72%(US0001M+150bps), 6/25/65, Callable 7/25/30 @ 100(a)	1,005,792
950,000	Navient Student Loan Trust, Class A3, Series 2017-3A, 3.27%(US0001M+105bps), 7/26/66, Callable 11/25/33 @ 100(a)	971,389
1,149,564	Nelnet Student Loan Trust, Class A2, Series 2015-2A, 2.82%(US0001M+60bps), 9/25/47, Callable 6/25/32 @ 100(a)	1,148,263
2,615,000	SLC Student Loan Trust, Class 2A3, Series 2006-1, 2.49%(US0003M+16bps), 3/15/55, Callable 6/15/30 @ 100	2,533,399
1,225,051	SLC Student Loan Trust, Class 2A3, Series 2008-1, 3.93%(US0003M+160bps), 12/15/32, Callable 9/15/27 @ 100	1,272,653
715,370	SLM Student Loan Trust, Class 2A3, Series 2003-7, 2.90%(US0003M+57bps), 9/15/39, Callable 12/15/28 @ 100	673,480
940,000	SLM Student Loan Trust, Class A6A, Series 2004-3A, 2.89%(US0003M+55bps), 10/25/64, Callable 1/25/29 @ 100(a)	944,103
522,138	SLM Student Loan Trust, Class A4, Series 2007-6, 2.72%(US0003M+38bps), 10/25/24, Callable 10/25/33 @ 100	523,315
1,220,000	SLM Student Loan Trust, Class 2A3, Series 2008-5, 4.19%(US0003M+185bps), 7/25/73, Callable 7/25/24 @ 100	1,247,275
1,259,398	SLM Student Loan Trust, Class A4, Series 2008-6, 3.44%(US0003M+110bps), 7/25/23, Callable 4/25/23 @ 100	1,265,696

Principal Amount		Fair Value
Asset Backed Securities, continued
$ 841,325	SLM Student Loan Trust, Class A, Series 2008-9, 3.84%(US0003M+150bps), 4/25/23, Callable 7/25/24 @ 100	$859,075
240,000	SLM Student Loan Trust, Class 2A3, Series 2008-9, 4.59%(US0003M+225bps), 10/25/83, Callable 7/25/24 @ 100	249,423
1,411,102	SLM Student Loan Trust, Class A, Series 2009-3, 2.97%(US0001M+75bps), 1/25/45, Callable 12/25/33 @ 100(a)	1,419,264
818,726	SLM Student Loan Trust, Class A3, Series 2012-1, 3.17%(US0001M+95bps), 9/25/28, Callable 2/25/26 @ 100	820,602
1,970,000	Wachovia Student Loan Trust, Class 2A3, Series 2006-1, 2.51%(US0003M+17bps), 4/25/40, Callable 10/25/25 @ 100(a)	1,935,395

Total Asset Backed Securities (Cost $19,305,394)		19,712,405

Collateralized Mortgage Obligations (9.7%):
1,686,741	Alternative Loan Trust, Class 4A1, Series 2005-56, 2.53%(US0001M+31bps), 11/25/35, Callable 7/25/19 @ 100	1,646,489
1,287,242	America Home Mortgage Investment Trust, Class 6A, Series 2005-1, 4.52%(US0006M+200bps), 6/25/45, Callable 10/25/18 @ 100	1,320,543
491,019	Ameriquest Mortgage Securities, Inc., Class M2, Series 2005-R5, 2.91%(US0001M+46bps), 7/25/35, Callable 10/25/18 @ 100	491,957
166,279	Ameriquest Mortgage Securities, Inc., Class M2, Series 2005-R5, 2.94%(US0001M+72bps), 4/25/35, Callable 10/25/18 @ 100	166,399
515,000	Bank of America Merrill Lynch Large Loan, Inc., Class A, Series 2018-PARK, 4.09%, 8/10/38(a)(b)	525,547
516,487	Bank of America Mortgage Securities, Inc., Class 2A3, Series 2005-F, 4.29%, 7/25/35, Callable 10/25/18 @ 100(b)	488,036
340,000	Barclays Commercial Mortgages Securities, Class A2, Series 2013-TYSNC, 3.76%, 9/5/32(a)	342,837
360,000	CGRBS Commercial Mortgage Trust, Class A, Series 2013-VN05, 3.37%, 3/13/35(a)	357,116
1,205,468	Citigroup Mortgage Loan Trust, Inc., Class 1A1A, Series 2007-AR5, 3.84%, 4/25/37, Callable 3/25/28 @ 100(b)	1,201,131
500,000	Cityline Commercial Mortgage Trust, Class A, Series 2016-CLNE, 2.87%, 11/10/31(a)(b)	481,913
390,000	Commercial Mortgage Trust, Class A, Series 2014-277P, 3.73%, 8/10/49(a)(b)	391,711

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 360,000	Commercial Mortgage Trust, Class A1, Series 2013-300P, 4.35%, 8/10/30(a)	$373,034
365,000	Commercial Mortgage Trust, Class A, Series 2016-787S, 3.54%, 2/10/36(a)(b)	358,400
341,522	Core Industrial Trust, Class A, Series 2015-CALW, 3.04%, 2/10/34(a)	337,922
342,411	Core Industrial Trust, Class A, Series 2015-TEXW, 3.08%, 2/10/34(a)	339,202
1,078,521	Credit Suisse Mortgage Capital Certificates, Class A2E, Series 2007-CB2, 4.10%, 2/25/37, Callable 12/25/22 @ 100(b)	849,529
1,820,000	Fannie Mae-Aces, Class A2, Series 2018-M1, 3.09%, 12/25/27(b)	1,735,319
860,000	Federal Home Loan Mortgage Corporation, Class A3, Series K151, 3.51%, 4/25/30	839,347
673,843	First Franklin Mortgage Loan Trust, Class M1, Series 2005-FF8, 2.95%(US0001M+49bps), 9/25/35, Callable 10/25/18 @ 100	676,541
988,367	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AA12, 4.04%, 2/25/36, Callable 10/25/18 @ 100(b)	802,175
485,600	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AR3, 4.28%, 8/25/35, Callable 10/25/18 @ 100(b)	404,787
1,164,599	First Horizon Alternative Mortgage Securities Trust, Class 1A1, Series 2006-AA1, 4.14%, 3/25/36, Callable 11/25/18 @ 100(b)	1,079,709
990,077	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2006-AA1, 4.11%, 4/25/36, Callable 11/25/18 @ 100(b)	929,420
1,005,569	GMAC Mortgage Corp. Loan Trust, Class 1A1, Series 2006-AR1, 3.80%, 4/19/36, Callable 2/19/19 @ 100(b)	935,504
786,408	GMAC Mortgage Corp. Loan Trust, Class 3A1, Series 2005-AR5, 4.29%, 9/19/35, Callable 10/19/18 @ 100(b)	748,806
850,000	GoldenTree Loan Opportunities IX, Ltd., Class AR2, Series 2014-9A(US0003M+111bps), 10/29/29(a)(c)	850,000
280,000	GRACE Mortgage Trust, Class A, Series 2014-GRCE, 3.37%, 6/10/28(a)	280,086
147,500	GS Mortgage Securities Trust, Class A, Series 2012-ALOH, 3.55%, 4/10/34(a)	147,967

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 1,757,456	HarborView Mortgage Loan Trust, Class 1A1A, Series 2006-10, 2.37%(US0001M+20bps), 11/19/36, Callable 6/19/22 @ 100	$1,568,188
365,000	Liberty Street Trust, Class A, Series 2016-225L, 3.60%, 2/10/36(a)	360,528
750,000	Magnetite IX, Ltd., Class A1R, Series 2014-9A, 3.34%(US0003M+100bps), 7/25/26, Callable 10/25/18 @ 100(a)	750,060
1,000,000	Magnetite XI, Ltd., Class A1R, Series 2014-11A, 3.45%(US0003M+112bps), 1/18/27, Callable 10/18/18 @ 100(a)	1,000,081
948,793	Merrill Lynch First Franklin Mortgage Loan Trust, Class 2A2, Series 2007-4, 2.34%(US0001M+12bps), 7/25/37, Callable 1/25/22 @ 100	670,982
345,000	Morgan Stanley Capital I Trust, Class A, Series 2014-MP, 3.47%, 8/11/33(a)	346,989
918,525	Morgan Stanley Remic Trust, Class 3A, Series 2014-R8, 2.46%(12MTA+75bps), 6/26/47(a)	887,352
609,800	MortgageIT Trust, Class 2A3, Series 2005-2, 3.75%(US0001M+165bps), 5/25/35, Callable 10/25/18 @ 100	607,795
718,447	Nomura Asset Acceptance Corp., Class 3A1, Series 2005-AR3, 5.69%, 7/25/35, Callable 10/25/18 @ 100(b)	731,841
210,000	Octagon Investment Partners 25, Class AR, Series 2015-1A, 3.15%(US0003M+80bps), 10/20/26, Callable 10/20/18 @ 100(a)	208,671
385,000	RBSCF Trust, Class A, Series 2013-GSP, 3.96%, 1/13/32(a)(b)	388,784
1,543,801	Residential Accredit Loans, Inc., Class A2, Series 2006-QA10, 2.40%(US0001M+18bps), 12/25/36, Callable 2/25/21 @ 100	1,461,202
850,000	Trust Co. West, Class Coll, Series TCW-1149, 11/25/30(b)	855,313
903,359	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR6, 2.68%(US0001M+23bps), 4/25/45, Callable 10/25/18 @ 100	908,890
1,024,739	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR8, 2.80%(US0001M+29bps), 7/25/45, Callable 10/25/18 @ 100	1,040,539
888,885	WaMu Mortgage Pass-Through Certificates, Class A2, Series 2005-AR3, 3.66%, 3/25/35, Callable 11/25/18 @ 100(b)	899,430

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 666,895	Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2006-AR2, 3.96%, 3/25/36, Callable 10/25/18 @ 100(b)	$677,945
758,734	Wells Fargo Mortgage Backed Securities Trust, Class 1A1, Series 2006-AR12, 4.70%, 9/25/36, Callable 10/25/18 @ 100(b)	763,701

Total Collateralized Mortgage Obligations (Cost $32,570,998)		33,229,718

Corporate Bonds (25.4%):
Aerospace & Defense (0.4%):
530,000	L3 Technologies, Inc., 4.40%, 6/15/28, Callable 3/15/28 @ 100	528,448
550,000	Northrop Grumman Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100	517,177
175,000	United Technologies Corp., 3.35%, 8/16/21	174,755

		1,220,380

Airlines (0.7%):
1,279,583	Continental Airlines 2009-2, Series A, 7.25%, 5/10/21	1,329,551
153,226	U.S. Airways 2001-1G PTT, Class G, Series 2001, 7.08%, 9/20/22	161,188
767,321	U.S. Airways 2010-1A PTT, Series A, 6.25%, 10/22/24	819,115

		2,309,854

Automobiles (0.1%):
400,000	General Motors Co., 3.50%, 10/2/18	400,000

Banks (6.3%):
670,000	Bank of America Corp., Series G, 2.37%(US0003M+66bps), 7/21/21, Callable 7/21/20 @ 100	658,242
910,000	Bank of America Corp., 2.74%(US0003M+37bps), 1/23/22, Callable 1/23/21 @ 100	894,920
735,000	Bank of America Corp., 3.09%(US0003M+109bps), 10/1/25, Callable 10/1/24 @ 100	700,175
350,000	Bank of America Corp., 3.70%(US0003M+151bps), 4/24/28, Callable 4/24/27 @ 100	336,904
685,000	Bank of America Corp., Series G, 3.59%(US0003M+137bps), 7/21/28, Callable 7/21/27 @ 100	653,082
1,395,000	Bank of America Corp., 4.27%(US0003M+131bps), 7/23/29, Callable 7/23/28 @ 100, MTN	1,393,318
950,000	Citibank NA, Series B, 3.05%, 5/1/20, Callable 4/1/20 @ 100	949,489
545,000	Citibank NA, Series B, 3.40%, 7/23/21, Callable 6/23/21 @ 100	544,911
500,000	Citigroup, Inc., 2.05%, 12/7/18	499,545
1,500,000	Citigroup, Inc., 2.55%, 4/8/19	1,498,439
500,000	Citigroup, Inc., 2.50%, 7/29/19	498,900
700,000	Citigroup, Inc., 3.89%(US0003M+156bps), 1/10/28, Callable 1/10/27 @ 100	679,588

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$ 960,000	JPMorgan Chase & Co., 3.22%(US0003M+116bps), 3/1/25, Callable 3/1/24 @ 100	$930,226
750,000	JPMorgan Chase & Co., 3.54%(US0003M+138bps), 5/1/28, Callable 5/1/27 @ 100	716,360
1,450,000	JPMorgan Chase Bank NA, 2.59%(US0003M+25bps), 2/13/20, Callable 2/13/19 @ 100	1,450,784
1,820,000	JPMorgan Chase Bank NA, 2.60%(US0003M+28bps), 2/1/21, Callable 2/1/20 @ 100	1,806,354
1,000,000	JPMorgan Chase Bank NA, Series B, 3.09%(US0003M+35bps), 4/26/21, Callable 4/26/20 @ 100	997,079
750,000	PNC Bank NA, 2.40%, 10/18/19, Callable 9/18/19 @ 100	746,366
265,000	Wells Fargo & Co., 3.55%, 9/29/25, MTN	258,281
2,110,000	Wells Fargo & Co., 3.00%, 4/22/26	1,963,607
350,000	Wells Fargo Bank NA, 2.15%, 12/6/19	346,633
3,000,000	Wells Fargo Bank NA, 2.40%, 1/15/20	2,976,329
530,000	Wells Fargo Bank NA, Class B, 3.33%(US0003M+49bps), 7/23/21, Callable 7/23/20 @ 100	529,381

		22,028,913

Beverages (0.5%):
763,000	Anheuser-Busch InBev NV, 4.90%, 2/1/46, Callable 8/1/45 @ 100	771,638
900,000	Constellation Brands, Inc., 2.00%, 11/7/19	889,713

		1,661,351

Biotechnology (0.8%):
300,000	AbbVie, Inc., 4.70%, 5/14/45, Callable 11/14/44 @ 100	288,235
150,000	AbbVie, Inc., 4.88%, 11/14/48, Callable 5/14/48 @ 100	147,584
300,000	Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	290,410
500,000	Amgen, Inc., 4.56%, 6/15/48, Callable 12/15/47 @ 100	490,343
120,000	Baxalta, Inc., 2.88%, 6/23/20, Callable 5/23/20 @ 100	119,005
660,000	Celgene Corp., 5.00%, 8/15/45, Callable 2/15/45 @ 100	655,883
350,000	Gilead Sciences, Inc., 4.60%, 9/1/35, Callable 3/1/35 @ 100	360,876
249,000	Gilead Sciences, Inc., 4.75%, 3/1/46, Callable 9/1/45 @ 100	256,658

		2,608,994

Capital Markets (1.9%):
1,500,000	Bank of New York Mellon, 2.30%, 9/11/19, Callable 8/11/19 @ 100, MTN	1,492,740
335,000	Goldman Sachs Bank USA, Series B, 3.20%, 6/5/20	336,123
900,000	Goldman Sachs Group, Inc. (The), 2.55%, 10/23/19	895,936
400,000	Goldman Sachs Group, Inc. (The), 3.85%, 7/8/24, Callable 4/8/24 @ 100	397,679

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$ 550,000	Goldman Sachs Group, Inc. (The), 3.27%(US0003M+120bps), 9/29/25, Callable 9/29/24 @ 100	$525,526
780,000	Morgan Stanley, Series G, 7.30%, 5/13/19	800,767
1,200,000	Morgan Stanley, 3.12%(US0003M+80bps), 2/14/20, Callable 2/14/19 @ 100	1,202,831
500,000	Morgan Stanley, 5.50%, 7/24/20	518,765
400,000	Morgan Stanley, 3.28%(US0003M+93bps), 7/22/22, Callable 7/22/21 @ 100	403,438

		6,573,805

Chemicals (0.1%):
180,000	Axalta Coating Systems, 4.88%, 8/15/24, Callable 8/15/19 @ 103.66(a)	176,400
170,000	Valvoline, Inc., 4.38%, 8/15/25, Callable 8/15/20 @ 103.28	158,100

		334,500

Commercial Services & Supplies (0.1%):
200,000	Clean Harbors, Inc., 5.13%, 6/1/21, Callable 11/5/18 @ 101.28	200,500
110,000	Mutlti-Color Corp., 4.88%, 11/1/25, Callable 11/1/20 @ 102.44(a)	102,850

		303,350

Consumer Finance (0.8%):
500,000	Discover Bank, 2.60%, 11/13/18, Callable 10/15/18 @ 100	499,964
500,000	Ford Motor Credit Co. LLC, 2.55%, 10/5/18	500,000
200,000	Ford Motor Credit Co. LLC, 8.13%, 1/15/20	211,285
310,000	Ford Motor Credit Co. LLC, 2.43%, 6/12/20	303,717
455,000	Ford Motor Credit Co. LLC, 3.34%, 3/28/22, Callable 2/28/22 @ 100	439,695
600,000	General Motors Financial Co., Inc., 3.10%, 1/15/19	600,467
265,000	General Motors FINL Co., 2.40%, 5/9/19	264,306

		2,819,434

Containers & Packaging (0.2%):
200,000	Ball Corp., 4.00%, 11/15/23	195,250
225,000	Berry Global, Inc., 4.50%, 2/15/26, Callable 2/15/21 @ 102.25(a)	213,750
339,188	Beverage Packaging Holdings Luxemberg, 5.75%, 10/15/20, Callable 11/5/18 @ 100	340,036
87,000	Crown Americas LLC, 4.25%, 9/30/26, Callable 3/31/26 @ 100	79,605

		828,641

Diversified Consumer Services (0.1%):
185,000	Service Corp. International/US, 4.63%, 12/15/27, Callable 12/15/22 @ 102.31	177,565

Diversified Financial Services (1.0%):
200,000	Altice US Finance Corp., 5.50%, 5/15/26, Callable 5/15/21 @ 102.75(a)	199,750
600,000	Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100(a)	567,710

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Financial Services, continued
$ 400,000	Berkshire Hathaway Finance Corp., 4.30%, 5/15/43	$404,287
180,000	Level 3 Financing, Inc., 5.25%, 3/15/26, Callable 3/15/21 @ 102.63	177,084
605,000	Protective Life Global, 2.70%, 11/25/20(a)	596,468
1,500,000	WEA Finance LLC, 2.70%, 9/17/19, Callable 8/17/19 @ 100(a)	1,496,208

		3,441,507

Diversified Telecommunication Services (1.2%):
375,000	AT&T, Inc., 3.80%, 3/15/22	376,420
700,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100(a)	673,188
840,000	AT&T, Inc., 4.80%, 6/15/44, Callable 12/15/43 @ 100	774,685
500,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100(a)	478,692
550,000	Verizon Communications, Inc., 4.50%, 8/10/33	545,474
700,000	Verizon Communications, Inc., 3.85%, 11/1/42, Callable 5/1/42 @ 100	605,405
400,000	Verizon Communications, Inc., 4.86%, 8/21/46	399,006
108,000	Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/27, Callable 1/15/22 @ 102.88(a)	108,000

		3,960,870

Electric Utilities (2.1%):
280,000	American Transmission Systems, Inc., 5.00%, 9/1/44, Callable 3/1/44 @ 100(a)	298,345
500,000	Appalachian Power Co., Series H, 5.95%, 5/15/33	572,716
400,000	Cleco Power LLC, 6.00%, 12/1/40	458,791
1,000,000	Duke Energy Progress, Inc., 4.15%, 12/1/44, Callable 6/1/44 @ 100	976,398
936,000	Duquesne Light Holdings, Inc., 6.40%, 9/15/20(a)	979,950
500,000	Entergy Texas, 7.13%, 2/1/19	506,705
750,000	Jersey Central Power & Light Co., 6.40%, 5/15/36	882,655
300,000	Midamerican Energy Co., 4.25%, 5/1/46, Callable 11/1/45 @ 100	301,752
1,250,000	NextEra Energy Capital Holdings, Inc., 2.86%(US0003M+55bps), 8/28/21, Callable 8/28/19 @ 100	1,249,675
100,000	NextEra Energy Operating Partners LP, 4.50%, 9/15/27, Callable 6/15/27 @ 100(a)	95,750
700,000	Public Service Oklahoma, 4.40%, 2/1/21	715,361

		7,038,098

Electronic Equipment, Instruments & Components (0.0%):
90,000	Itron, Inc., 5.00%, 1/15/26, Callable 1/15/21 @ 102.5(a)	86,400

Equity Real Estate Investment Trusts (1.9%):
500,000	Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25, Callable 2/28/25 @ 100	478,118
590,000	American Campus Communities Operating Partnership LP, 3.63%, 11/15/27, Callable 8/15/27 @ 100	551,693

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$ 295,000	American Tower Corp., 3.00%, 6/15/23	$284,005
400,000	Crown Castle International Corp., 3.20%, 9/1/24, Callable 7/1/24 @ 100	380,107
285,000	Glp Capital, LP/ Finance II, 5.38%, 4/15/26	289,420
105,000	Glp Capital, LP/Finance II, 5.75%, 6/1/28, Callable 3/3/28 @ 100	108,019
290,000	Glp Capital, LP/Finance II, 5.30%, 1/15/29, Callable 10/15/28 @ 100	290,841
575,000	HCP, Inc., 4.00%, 12/1/22, Callable 10/1/22 @ 100	576,074
875,000	HCP, Inc., 4.25%, 11/15/23, Callable 8/15/23 @ 100	877,159
400,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/17/24 @ 100	391,108
100,000	MGM Growth/MGM Finance, 5.63%, 5/1/24, Callable 2/1/24 @ 100	102,500
183,000	SBA Communications Corp., 4.00%, 10/1/22, Callable 10/1/19 @ 102	179,340
112,000	SBA Communications Corp., 4.88%, 9/1/24, Callable 9/1/19 @ 103.66	110,740
500,000	VEREIT Operating Partnership LP, 3.00%, 2/6/19, Callable 1/6/19 @ 100	499,944
1,440,000	Welltower, Inc., 3.75%, 3/15/23, Callable 12/15/22 @ 100	1,429,828

		6,548,896

Food & Staples Retailing (0.8%):
100,000	Cumberland Farms, Inc., 6.75%, 5/1/25, Callable 5/1/20 @ 105.06(a)	102,500
715,000	CVS Health Corp., 5.05%, 3/25/48, Callable 9/25/47 @ 100	731,333
790,000	Walgreens Boots Alliance, Inc., 3.80%, 11/18/24, Callable 8/18/24 @ 100	780,186
300,000	Walgreens Boots Alliance, Inc., 4.80%, 11/18/44, Callable 5/18/44 @ 100	291,235
770,000	Wal-Mart Stores, Inc., 3.55%, 6/26/25, Callable 4/26/25 @ 100	773,833

		2,679,087

Food Products (0.7%):
117,000	Chobani LLC/Finance Corp., 7.50%, 4/15/25, Callable 4/15/20 @ 105.63^(a)	106,324
525,000	General Mills, Inc., 4.20%, 4/17/28, Callable 1/17/28 @ 100	516,968
795,000	Kraft Heinz Foods Co., 3.95%, 7/15/25, Callable 4/15/25 @ 100	783,414
650,000	Kraft Heinz Foods Co., 4.63%, 1/30/29, Callable 10/30/28 @ 100	648,918
126,000	Pilgrim’s Pride Corp., 5.88%, 9/30/27, Callable 9/30/22 @ 102.94(a)	119,070

Principal Amount		Fair Value
Corporate Bonds, continued
Food Products, continued
$170,000	Post Holdings, Inc., 5.75%, 3/1/27, Callable 3/1/22 @ 102.88(a)	$166,600

		2,341,294

Health Care Equipment & Supplies (0.3%):
360,000	Becton Dickinson And Co., 2.40%, 6/5/20	354,535
500,000	Becton Dickinson And Co., 3.26%(US0003M+88bps), 12/29/20, Callable 3/1/19 @ 100	500,741
190,000	Hill-Rom Holdings, Inc., 5.75%, 9/1/23, Callable 11/5/18 @ 104.31(a)	194,750
92,000	Teleflex, Inc., 4.63%, 11/15/27, Callable 11/15/22 @ 102.31	87,400

		1,137,426

Health Care Providers & Services (1.1%):
65,000	Centene Corp., 5.63%, 2/15/21, Callable 11/5/18 @ 102.81	66,138
31,000	Centene Corp., 4.75%, 5/15/22, Callable 5/15/19 @ 102.38	31,349
500,000	Cigna Corp., 3.05%, 10/15/27, Callable 7/15/27 @ 100	450,546
50,000	Community Health Systems, Inc., 8.63%, 1/15/24, Callable 1/15/21 @ 104.31(a)	51,813
1,300,000	Halfmoon Parent, Inc., 4.13%, 11/15/25, Callable 9/15/25 @ 100(a)	1,296,294
456,000	HCA, Inc., 6.50%, 2/15/20	474,467
394,000	HCA, Inc., 5.25%, 4/15/25	406,313
70,000	Molina Healthcare, Inc., 5.38%, 11/15/22, Callable 8/15/22 @ 100	71,138
26,000	Tenet Healthcare Corp., 4.50%, 4/1/21	25,870
156,000	Tenet Healthcare Corp., 4.63%, 7/15/24, Callable 7/15/20 @ 102.31	151,710
139,000	WellCare Health Plans, 5.25%, 4/1/25, Callable 4/1/20 @ 103.94	141,259
500,000	WellPoint, Inc., 3.50%, 8/15/24, Callable 5/15/24 @ 100	489,870

		3,656,767

Health Care Technology (0.1%):
99,000	Change Health/ Finance, Inc., 5.75%, 3/1/25, Callable 3/1/20 @ 102.88(a)	98,257
200,000	IMS Health, Inc., 5.00%, 10/15/26, Callable 10/15/21 @ 102.5(a)	196,500

		294,757

Household Products (0.1%):
23,000	Central Garden & Pet Co., 6.13%, 11/15/23, Callable 11/15/18 @ 104.59	23,719
132,000	Central Garden & Pet Co., 5.13%, 2/1/28, Callable 1/1/23 @ 102.56	125,400
100,000	Spectrum Brands, Inc., 5.75%, 7/15/25, Callable 7/15/20 @ 102.88	101,000

		250,119

Industrial Conglomerates (0.1%):
273,000	General Electric Capital Corp., 5.88%, 1/14/38	304,735

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Insurance (0.4%):
$ 900,000	Farmers Exchange Capital III, 5.45%(US0003M+345bps), 10/15/54, Callable 10/15/34 @ 100(a)	$888,526
670,000	Farmers Insurance Exchange, 4.75%(US0003M+323bps), 11/1/57, Callable 11/1/37 @ 100(a)	604,591

		1,493,117

IT Services (0.0%):
163,000	First Data Corp., 5.00%, 1/15/24, Callable 1/15/19 @ 102.5(a)	164,019

Media (0.4%):
196,000	CCO Holdings LLC/Capital Corp., 5.13%, 5/1/27, Callable 5/1/22 @ 102.56(a)	185,710
151,000	CCO Holdings LLC/Capital Corp., 5.00%, 2/1/28, Callable 8/1/22 @ 102.5(a)	141,925
200,000	Charter Communications Operating LLC, 3.75%, 2/15/28, Callable 11/15/27 @ 100	184,169
500,000	Charter Communications Operating LLC, 6.48%, 10/23/45, Callable 4/23/45 @ 100	537,492
175,000	CSC Holdings, Inc., 8.63%, 2/15/19	177,625
200,000	Dish DBS Corp., 5.88%, 7/15/22	195,212

		1,422,133

Oil, Gas & Consumable Fuels (0.9%):
200,000	Anadarko Petroleum Corp., 4.50%, 7/15/44, Callable 1/15/44 @ 100	183,186
100,000	Antero Resources Corp., 5.13%, 12/1/22, Callable 11/5/18 @ 102.56	101,550
50,000	CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25, Callable 10/15/20 @ 104.22(a)	48,750
53,000	Diamondback Energy, Inc., 4.75%, 11/1/24, Callable 11/1/19 @ 103.56	53,066
100,000	Endeavor Energy Resources LP, 5.75%, 1/30/28, Callable 1/30/23 @ 102.88(a)	100,000
210,000	Energy Transfer Equity LP, 5.50%, 6/1/27, Callable 3/1/27 @ 100	217,938
700,000	Energy Transfer Partners LP, 5.95%, 10/1/43, Callable 4/1/43 @ 100	727,746
400,000	Kinder Morgan Energy Partners LP, 5.80%, 3/15/35	436,860
60,000	Matador Resources Co., 5.88%, 9/15/26, Callable 9/15/21 @ 104.41(a)	60,750
70,000	Parsley Energy LLC/Finan, 5.38%, 1/15/25, Callable 1/15/20 @ 104.03(a)	70,175
100,000	Parsley Energy LLC/Parsley Finance Corp., 5.63%, 10/15/27, Callable 10/15/22 @ 102.81(a)	100,250
300,000	Plains All American Pipeline LP, 4.65%, 10/15/25, Callable 7/15/25 @ 100	303,132
200,000	Rockies Express Pipeline LLC, 5.63%, 4/15/20(a)	205,500
350,000	Williams Partners LP, 6.30%, 4/15/40	395,675

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 50,000	WPX Energy, Inc., 5.75%, 6/1/26, Callable 6/1/21 @ 104.31	$50,625

		3,055,203

Personal Products (0.0%):
126,000	First Quality Finance Co., 5.00%, 7/1/25, Callable 7/1/20 @ 103.75(a)	117,810

Pharmaceuticals (0.5%):
705,000	Bayer US Finance II LLC, 4.38%, 12/15/28, Callable 9/15/28 @ 100(a)	690,722
500,000	Bayer US Finance LLC, 2.38%, 10/8/19(a)	496,683
375,000	Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20^	363,902
45,000	Valeant Pharmaceuticals International, 9.25%, 4/1/26, Callable 4/1/22 @ 104.63(a)	48,544

		1,599,851

Road & Rail (0.1%):
350,000	Union Pacific Corp., 3.95%, 9/10/28, Callable 6/10/28 @ 100	351,538

Semiconductors & Semiconductor Equipment (0.2%):
730,000	Broadcom CRP / Cayman Finance, 2.38%, 1/15/20	721,435

Technology Hardware, Storage & Peripherals (0.5%):
920,000	Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	993,911
700,000	Dell International LLC, 3.48%, 6/1/19(a)	701,769

		1,695,680

Tobacco (0.2%):
735,000	BAT Capital Corp., 2.76%, 8/15/22, Callable 7/15/22 @ 100(a)	708,202

Trading Companies & Distributors (0.4%):
545,000	Air Lease Corp., 4.75%, 3/1/20	554,185
655,000	Air Lease Corp., 3.50%, 1/15/22	650,243

		1,204,428

Wireless Telecommunication Services (0.4%):
323,000	Sprint Communications, Inc., 9.00%, 11/15/18(a)	325,003
59,000	Sprint Communications, Inc., 6.88%, 11/15/28	59,295
413,177	Sprint Spectrum Co. LLC, 3.36%, 3/20/23(a)	411,627
715,000	Sprint Spectrum Co. LLC, 4.74%, 3/20/25(a)	714,678

		1,510,603

Total Corporate Bonds (Cost $88,439,986)		87,050,762

Yankee Dollars (3.2%):
Banks (1.0%):
700,000	Cooperatieve Rabobank UA, 3.13%, 4/26/21	695,596
525,000	Lloyds Bank plc, 3.30%, 5/7/21	522,966
365,000	Lloyds Banking Group plc, 2.91%(US0003M+81bps), 11/7/23, Callable 11/7/22 @ 100	348,215
635,000	Santander UK Group Holdings plc, 2.88%, 10/16/20	626,400
500,000	Santander UK Group Holdings plc, 2.88%, 8/5/21	486,593

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$ 625,000	Santander UK plc, 3.40%, 6/1/21	$622,550

		3,302,320

Beverages (0.1%):
175,000	Bacardi, Ltd., 5.30%, 5/15/48, Callable 11/15/47 @ 100(a)	171,591

Biotechnology (0.2%):
600,000	Shire Acq INV Ireland DA, 1.90%, 9/23/19	593,585

Diversified Financial Services (0.6%):
1,441,000	GE Capital International Funding, 4.42%, 11/15/35	1,356,204
8,000	Intelsat Jackson Holdings SA, 5.50%, 8/1/23, Callable 11/5/18 @ 102.75	7,370
124,000	Intelsat Jackson Holdings SA, 8.50%, 10/15/24, Callable 10/15/20 @ 106.38(a)	125,364
190,000	Intelsat Jackson Holdings SA, 9.75%, 7/15/25, Callable 7/15/21 @ 104.88(a)	201,163
200,000	NXP BV/NXP Funding LLC, 4.13%, 6/1/21(a)	199,784
45,000	OI European Group BV, 4.00%, 3/15/23, Callable 12/15/22 @ 100(a)	42,750
400,000	Virgin Media Secured Finance plc, 5.25%, 1/15/26, Callable 1/15/20 @ 102.63(a)	391,116

		2,323,751

Energy Equipment & Services (0.1%):
77,000	Transocean Guardian, Ltd., 5.88%, 1/15/24, Callable 7/15/21 @ 102.94(a)	77,674
70,000	Transocean Pontus, Ltd., 6.13%, 8/1/25, Callable 8/1/21 @ 104.59(a)	71,137
58,650	Transocean Proteus, Ltd., 6.25%, 12/1/24, Callable 12/1/20 @ 103.13(a)	59,676

		208,487

Food & Staples Retailing (0.1%):
475,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27, Callable 4/26/27 @ 100(a)	446,809

Food Products (0.2%):
700,000	Mondelez International Hldings Ne, 2.00%, 10/28/21, Callable 9/28/21 @ 100(a)	668,678

Hotels, Restaurants & Leisure (0.1%):
255,000	1011778 BC ULC New Red Finance, Inc., 4.25%, 5/15/24, Callable 5/15/20 @ 102.13(a)	241,613

Industrial Conglomerates (0.1%):
465,000	Siemens Financieringsmat, 1.70%, 9/15/21(a)	444,520

Media (0.0%):
67,000	Clear Channel International BV, 8.75%, 12/15/20, Callable 11/5/18 @ 104.38(a)	69,157

Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels (0.1%):
$ 350,000	Shell International Finance BV, 4.38%, 5/11/45	$363,462

Pharmaceuticals (0.2%):
428,000	Actavis Funding SCS, 4.55%, 3/15/35, Callable 9/15/34 @ 100	416,319
163,000	Valeant Pharmaceuticals International, Inc., 5.50%, 11/1/25, Callable 11/1/20 @ 102.75(a)	163,000
111,000	VRX Escrow Corp., 5.88%, 5/15/23, Callable 11/5/18 @ 102.94(a)	108,225
94,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06(a)	89,300

		776,844

Professional Services (0.1%):
121,000	IHS Markit, Ltd., 5.00%, 11/1/22, Callable 8/1/22 @ 100(a)	124,582
104,000	IHS Markit, Ltd., 4.00%, 3/1/26, Callable 12/1/25 @ 100(a)	99,515
295,000	IHS Markit, Ltd., 4.75%, 8/1/28, Callable 5/1/28 @ 100	295,982

		520,079

Trading Companies & Distributors (0.2%):
530,000	Aercap Ireland Capital, Ltd., 4.50%, 5/15/21	538,225

Wireless Telecommunication Services (0.1%):
350,000	Vodafone Group plc, 4.38%, 5/30/28	344,829

Total Yankee Dollars (Cost $11,205,164)		11,013,950

Foreign Bonds (2.2%):
Sovereign Bond (2.2%):
360,000,000	Japan Treasury Discount Bill, Series 770, 10/15/18+	3,169,144
315,000,000	Japan Treasury Discount Bill, Series 774, 11/5/18+	2,773,228
195,000,000	Japan Treasury Discount Bill, Series 786, 1/9/19+	1,717,178

Total Foreign Bonds (Cost $7,756,786)		7,659,550

Municipal Bonds (1.5%):
California (0.6%):
615,000	The Regents of the University of California, Build America Bonds, General Revenue Bonds, 6.27%, 5/15/31, Pre-refunded 5/15/19 @ 100	629,311
700,000	Los Angeles Unified School District, Build America Bonds, GO, 5.76%, 7/1/29	802,487
800,000	California State, Build America Bonds, GO, 7.95%, 3/1/36, Continuously Callable @100	852,720

		2,284,518

New York (0.9%):
1,125,000	New York NY, Build America Bonds, GO, 5.05%, 10/1/24	1,205,055
775,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 3.28%, 8/1/29, Continuously Callable @100	727,624
750,000	New York City Municipal Finance Authority Water & Sewer System, Build America Bonds, Revenue, 5.95%, 6/15/42	953,318

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Municipal Bonds, continued
New York, continued
		$2,885,997

Total Municipal Bonds (Cost $5,323,445)		5,170,515

U.S. Government Agency Mortgages (29.8%):
Federal Home Loan Mortgage Corporation (12.9%)
$ 183,236	Class A, Series KF34, 2.47%(US0001M+36bps), 8/25/24	183,807
577,685	3.00%, 3/1/31, Pool #G18592	569,415
850,000	Class A3, Series K157, 3.99%, 8/25/33	861,361
1,854,631	3.50%, 4/1/44, Pool #G07848	1,839,711
2,631,257	3.50%, 4/1/45, Pool #G60023	2,607,204
2,437,134	4.00%, 12/1/45, Pool #G60344	2,478,084
2,522,498	3.00%, 6/1/46, Pool #G08710	2,417,806
2,404,934	3.50%, 6/1/46, Pool #G08711	2,371,470
1,245,601	3.00%, 8/1/46, Pool #G08715	1,193,904
1,612,466	3.50%, 8/1/46, Pool #G08716	1,589,823
642,598	3.50%, 9/1/46, Pool #G08722	633,492
333,999	3.00%, 9/1/46, Pool #G08721	320,137
1,662,770	3.00%, 10/1/46, Pool #G08726	1,593,758
1,799,234	3.00%, 11/1/46, Pool #G08732	1,724,001
2,065,604	3.00%, 1/1/47, Pool #G08741	1,978,074
1,518,116	3.50%, 4/1/47, Pool #G67703	1,499,060
620,512	3.00%, 12/1/47, Pool #G08791	594,168
2,055,603	3.50%, 12/1/47, Pool #G67706	2,029,800
1,227,993	3.50%, 12/1/47, Pool #G08792	1,209,521
452,846	3.00%, 1/1/48, Pool #G08795	433,620
3,349,496	3.50%, 1/1/48, Pool #G67707	3,312,116
2,111,435	4.00%, 3/1/48, Pool #G67711	2,145,668
1,145,742	3.50%, 3/1/48, Pool #G67710	1,129,937
3,833,709	3.50%, 3/1/48, Pool #G67708	3,782,607
1,967,702	3.50%, 6/1/48, Pool #G08816	1,937,969
549,470	4.00%, 6/1/48, Pool #G67713	557,300
488,317	5.00%, 7/1/48, Pool #G08833	512,769
1,425,000	4.50%, 10/1/48, Pool #G08843	1,471,696
1,214,541	Class HZ, Series 4639, 2.75%, 4/15/53	1,057,480

		44,035,758

Federal National Mortgage Association (13.1%)
933,055	3.43%, 10/1/20, Pool #466386	937,761
1,167,005	3.42%, 10/1/20, Pool #FN0009	1,172,568
959,818	3.67%, 10/1/20, Pool #AE0918	968,986
1,944,025	3.76%, 12/1/20, Pool #FN0001	1,967,177
1,245,000	3.06%, 5/1/22, Pool #471258	1,236,814
748,766	2.51%, 8/1/26, Pool #AN2270	706,722
1,353,461	2.97%, 5/1/27, Pool #AL6829	1,308,651
1,050,000	3.85%, 7/1/30, Pool #AN9776	1,064,665
696,672	3.53%, 12/1/30, Pool #AN0475	682,476
725,000	3.17%, 5/1/31, Pool #AN6553	688,803
1,028,700	3.50%, 1/1/32, Pool #AB4262	1,032,589
645,135	3.00%, 10/1/33, Pool #MA1676	634,075
2,380,000	3.00%, 10/25/33, TBA	2,350,475
1,353,399	3.50%, 4/1/43, Pool #MA1404	1,335,597
864,659	4.50%, 2/1/46, Pool #AL9106	896,681
609,798	Class QA, Series 2018-57, 3.50%, 5/25/46	608,477
1,662,941	Class PA, Series 2018-55, 3.50%, 1/25/47	1,651,078
1,021,116	4.00%, 6/1/47, Pool #AS9830	1,032,345
1,017,126	4.00%, 6/1/47, Pool #MA3027	1,027,734
886,800	4.00%, 7/1/47, Pool #AS9972	896,528
1,041,046	4.00%, 8/1/47, Pool #MA3088	1,051,849
1,933,047	3.50%, 1/1/48, Pool #CA0996	1,906,906
1,030,464	4.00%, 1/1/48, Pool #MA3239	1,041,721
3,505,107	3.50%, 4/1/48, Pool #MA3332	3,451,251

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 2,157,300	4.50%, 5/1/48, Pool #CA1710	$2,226,172
196,661	4.50%, 5/1/48, Pool #CA1711	202,998
1,409,903	4.50%, 7/1/48, Pool #MA3444	1,454,918
1,467,137	4.50%, 8/1/48, Pool #CA2208	1,514,000
84,506	4.00%, 9/1/48, Pool #BM2007	85,376
1,675,000	4.50%, 10/15/48, TBA	1,728,718
1,560,000	3.50%, 10/15/48, TBA	1,535,381
995,000	3.50%, 10/20/48, TBA	989,364
3,735,000	4.50%, 10/20/48, TBA	3,859,766
145,000	3.50%, 10/25/48, TBA	142,684
1,710,000	4.00%, 10/25/48, TBA	1,726,699

		45,118,005

Government National Mortgage Association (3.8%)
1,001,750	3.50%, 3/20/46, Pool #MA3521	998,400
1,041,570	3.50%, 4/20/46, Pool #MA3597	1,037,765
202,793	3.50%, 5/20/46, Pool #MA3663	202,021
424,722	3.50%, 9/20/46, Pool #MA3937	422,843
2,232,834	3.00%, 12/20/46, Pool #MA4126	2,165,438
1,759,754	3.50%, 1/20/47, Pool #MA4196	1,751,153
307,242	5.00%, 3/20/47, Pool #MA4324	325,272
823,470	5.00%, 6/20/47, Pool #MA4513	862,575
396,716	3.50%, 6/20/47, Pool #MA4510	394,774
623,783	5.00%, 9/20/47, Pool #MA4722	652,135
1,837,878	3.00%, 11/20/47, Pool #MA4836	1,781,309
841,623	4.00%, 11/20/47, Pool #MA4838	856,580
700,000	Class NW, Series 2018-124, 3.50%, 9/20/48	693,441
870,000	4.00%, 10/20/48, TBA	884,783

		13,028,489

Total U.S. Government Agency Mortgages (Cost $105,260,048)		102,182,252

U.S. Treasury Obligations (27.0%):
U.S. Treasury Bills (2.9%)
1,545,000	1.86%, 10/11/18	1,544,122
4,412,000	1.95%, 10/18/18	4,407,692
1,048,000	2.00%, 10/25/18	1,046,546
351,000	2.11%, 12/13/18	349,487
1,031,000	2.19%, 1/3/19	1,025,084
1,329,000	2.16%, 1/10/19	1,320,900

		9,693,831

U.S. Treasury Bonds (6.3%)
15,035,000	3.13%, 5/15/48	14,834,729
7,055,000	3.00%, 8/15/48	6,789,611

		21,624,340

U.S. Treasury Inflation Index Bonds (0.3%)
860,000	1.00%, 2/15/48	867,871

U.S. Treasury Notes (17.5%)
2,160,000	2.63%, 7/31/20	2,152,913
36,040,000	2.75%, 7/31/23	35,720,426
11,080,000	2.88%, 9/30/23	11,042,491
11,560,000	2.88%, 8/15/28	11,382,084

		60,297,914

Total U.S. Treasury Obligations (Cost $92,895,626)		92,483,956

Securities Held as Collateral for Securities on Loan (0.1%):
479,960	AZL MetWest Total Return Bond Fund Securities Lending Collateral Account(d)	479,960

Total Securities Held as Collateral for Securities on Loan (Cost $479,960)		479,960

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Unaffiliated Investment Company (4.4%):
14,948,082	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.91%(e)	$14,948,082

Total Unaffiliated Investment Company (Cost $14,948,082)		14,948,082

Total Investment Securities (Cost $378,185,489) - 109.0%		373,931,150
Net other assets (liabilities) - (9.0)%		(30,991,160)

Net Assets - 100.0%		$342,939,990

Percentages indicated are based on net assets as of September 30, 2018.

12MTA	-	12 Month Treasury Average
GO	-	General Obligation
MTN	-	Medium Term Note
REMIC	-	Real Estate Mortgage Investment Conduit
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR
US0006M	-	6 Month US Dollar LIBOR

^	This security or a partial position of this security was on loan as of September 30, 2018. The total value of securities on loan as of September 30, 2018, was $463,163.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at September 30, 2018.

(c)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2018. The total of all such securities represent 0.25% of the net assets of the fund.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2018.
(e)	The rate represents the effective yield at September 30, 2018.

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Futures Contracts

At September 30, 2018, the Fund’s futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
Euro-Bobl December Futures (Euro)	12/6/18	59	$(8,952,055)	$49,616

				$49,616

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 2-Year Note December Futures (U.S. Dollar)	12/31/18	136	$28,659,875	$(94,038)
U.S. Treasury 5-Year Note December Futures (U.S. Dollar)	12/31/18	310	34,867,734	(235,017)

				$(329,055)

Total Net Futures Contracts				$(279,439)

Forward Currency Contracts

At September 30, 2018, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
U.S. Dollar	3,212,923	Japanese Yen	360,000,000	Goldman Sachs	10/15/18	$40,340
U.S. Dollar	2,862,783	Japanese Yen	315,000,000	Goldman Sachs	11/5/18	82,392
U.S. Dollar	1,732,694	Japanese Yen	195,000,000	Goldman Sachs	1/9/19	998

						$123,730

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (97.8%):
Aerospace & Defense (1.1%):
30,914	Curtiss-Wright Corp.	$4,248,202
18,626	Esterline Technologies Corp.*^	1,694,035
35,804	KLX, Inc.	2,247,775
25,246	Teledyne Technologies, Inc.*	6,227,683

		14,417,695

Airlines (0.3%):
219,900	JetBlue Airways Corp.*	4,257,264

Auto Components (0.9%):
61,037	Adient plc^	2,399,364
101,601	Dana Holding Corp.	1,896,891
62,516	Delphi Technologies plc	1,960,502
189,021	Gentex Corp.	4,056,390
20,641	Visteon Corp.*^	1,917,549

		12,230,696

Automobiles (0.2%):
35,187	Thor Industries, Inc.	2,945,152

Banks (7.4%):
120,965	Associated Banc-Corp.	3,145,090
63,127	BancorpSouth Bank^	2,064,253
29,697	Bank of Hawaii Corp.^	2,343,390
84,970	Bank OZK^	3,225,461
54,259	Cathay General Bancorp	2,248,493
50,311	Chemical Financial Corp.	2,686,607
66,698	Commerce Bancshares, Inc.^	4,403,402
44,921	Cullen/Frost Bankers, Inc.	4,691,549
102,045	East West Bancorp, Inc.	6,160,458
228,452	F.N.B. Corp.^	2,905,909
228,445	First Horizon National Corp.^	3,942,961
123,673	Fulton Financial Corp.	2,059,155
60,142	Hancock Holding Co.	2,859,752
112,949	Home Bancshares, Inc.^	2,473,583
38,683	International Bancshares Corp.	1,740,735
59,219	MB Financial, Inc.	2,730,588
86,055	PacWest Bancorp	4,100,521
51,456	Pinnacle Financial Partners, Inc.^	3,095,078
46,635	Prosperity Bancshares, Inc.^	3,234,137
38,908	Signature Bank	4,468,195
158,656	Sterling Bancorp^	3,490,432
82,484	Synovus Financial Corp.	3,776,942
117,871	TCF Financial Corp.	2,806,509
35,257	Texas Capital Bancshares, Inc.*	2,913,991
47,876	Trustmark Corp.^	1,611,027
31,692	UMB Financial Corp.^	2,246,963
155,094	Umpqua Holdings Corp.	3,225,955
72,976	United Bankshares, Inc.^	2,652,678
232,990	Valley National Bancorp^	2,621,138
64,962	Webster Financial Corp.	3,830,160
39,726	Wintrust Financial Corp.	3,374,326

		97,129,438

Beverages (0.1%):
6,070	Boston Beer Co., Inc. (The), Class A*	1,745,125

Biotechnology (0.6%):
209,489	Exelixis, Inc.*	3,712,145
30,675	United Therapeutics Corp.*	3,922,719

		7,634,864

Building Products (0.4%):
25,466	Lennox International, Inc.^	5,561,774

Capital Markets (2.8%):
82,972	Eaton Vance Corp.	4,361,008
28,767	Evercore Partners, Inc., Class A	2,892,522
26,962	FactSet Research Systems, Inc.^	6,031,669
67,285	Federated Investors, Inc., Class B^	1,622,914

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
52,873	Interactive Brokers Group, Inc., Class A	$2,924,406
118,327	Janus Henderson Group plc^	3,190,096
60,329	Legg Mason, Inc.	1,884,075
26,409	MarketAxess Holdings, Inc.^	4,713,742
92,626	SEI Investments Co.	5,659,449
50,048	Stifel Financial Corp.	2,565,460

		35,845,341

Chemicals (2.6%):
43,971	Ashland Global Holdings, Inc.	3,687,408
43,270	Cabot Corp.	2,713,894
124,304	Chemours Co. (The)	4,902,550
24,884	Minerals Technologies, Inc.	1,682,158
6,279	NewMarket Corp.^	2,546,197
117,670	Olin Corp.	3,021,766
56,287	PolyOne Corp.	2,460,868
93,796	RPM International, Inc.	6,091,113
27,665	Scotts Miracle-Gro Co. (The)^	2,178,065
29,691	Sensient Technologies Corp.^	2,271,658
134,076	Valvoline, Inc.^	2,883,975

		34,439,652

Commercial Services & Supplies (1.2%):
35,846	Brink’s Co. (The)^	2,500,259
35,995	Clean Harbors, Inc.*	2,576,522
33,634	Deluxe Corp.^	1,915,120
51,809	Healthcare Services Group, Inc.^	2,104,482
42,007	Herman Miller, Inc.	1,613,069
30,658	HNI Corp.	1,356,310
24,585	MSA Safety, Inc.	2,616,827
131,843	Pitney Bowes, Inc.^	933,448

		15,616,037

Communications Equipment (1.2%):
119,149	ARRIS International plc*	3,096,683
100,234	Ciena Corp.*^	3,131,309
24,427	InterDigital, Inc.	1,954,160
44,258	Lumentum Holdings, Inc.*^	2,653,267
50,947	NetScout Systems, Inc.*^	1,286,412
23,130	Plantronics, Inc.	1,394,739
39,346	ViaSat, Inc.*^	2,516,177

		16,032,747

Construction & Engineering (1.1%):
112,889	Aecom Technology Corp.*^	3,686,955
21,962	Dycom Industries, Inc.*^	1,857,985
40,895	EMCOR Group, Inc.	3,071,623
32,258	Granite Construction, Inc.^	1,474,191
99,025	KBR, Inc.	2,092,398
15,751	Valmont Industries, Inc.^	2,181,514

		14,364,666

Construction Materials (0.2%):
33,589	Eagle Materials, Inc., Class A	2,863,126

Consumer Finance (0.4%):
165,546	Navient Corp.	2,231,560
306,922	SLM Corp.*	3,422,180

		5,653,740

Containers & Packaging (1.2%):
43,708	AptarGroup, Inc.^	4,709,099
64,049	Bemis Co., Inc.	3,112,781
18,263	Greif, Inc., Class A	979,993
111,935	Owens-Illinois, Inc.*	2,103,259
54,427	Silgan Holdings, Inc.	1,513,071
70,224	Sonoco Products Co.^	3,897,432

		16,315,635

Distributors (0.4%):
28,380	Pool Corp.^	4,736,054

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services (1.0%):
42,126	Adtalem Global Education, Inc.*^	$2,030,473
3,081	Graham Holdings Co., Class B^	1,784,823
126,774	Service Corp. International^	5,603,412
25,885	Sotheby’s*^	1,273,283
27,161	Weight Watchers International, Inc.*	1,955,320

		12,647,311

Electric Utilities (1.2%):
36,121	ALLETE, Inc.	2,709,436
76,814	Hawaiian Electric Industries, Inc.	2,733,810
35,538	IDA Corp., Inc.	3,526,436
140,659	OGE Energy Corp.	5,108,735
56,100	PNM Resources, Inc.	2,213,145

		16,291,562

Electrical Equipment (1.3%):
28,243	Acuity Brands, Inc.^	4,439,800
29,625	EnerSys	2,581,226
38,500	Hubbell, Inc.	5,142,445
114,679	nVent Electric plc	3,114,682
30,544	Regal-Beloit Corp.	2,518,353

		17,796,506

Electronic Equipment, Instruments & Components (4.5%):
61,426	Arrow Electronics, Inc.*	4,528,325
81,368	Avnet, Inc.	3,642,845
28,650	Belden, Inc.^	2,045,897
120,921	Cognex Corp.^	6,749,810
17,080	Coherent, Inc.*^	2,941,005
107,744	Jabil, Inc.	2,917,708
131,851	Keysight Technologies, Inc.*	8,739,084
17,629	Littlelfuse, Inc.^	3,488,603
78,990	National Instruments Corp.	3,817,587
21,169	SYNNEX Corp.	1,793,014
26,956	Tech Data Corp.*	1,929,241
175,856	Trimble Navigation, Ltd.*	7,642,702
93,086	Vishay Intertechnology, Inc.	1,894,300
37,740	Zebra Technologies Corp., Class A*	6,673,564

		58,803,685

Energy Equipment & Services (2.0%):
54,385	Apergy Corp.*	2,369,011
31,145	Core Laboratories NV^	3,607,525
45,567	Diamond Offshore Drilling, Inc.*^	911,340
26,392	Dril-Quip, Inc.*^	1,378,982
307,628	Ensco plc, Class A, ADR^	2,596,380
127,296	McDermott International, Inc.*^	2,346,065
228,781	Nabors Industries, Ltd.^	1,409,291
69,391	Oceaneering International, Inc.*^	1,915,192
154,656	Patterson-UTI Energy, Inc.	2,646,163
89,306	Rowan Cos. plc, Class A*	1,681,632
108,375	Superior Energy Services, Inc.*	1,055,573
301,935	Transocean, Ltd.*^	4,211,993

		26,129,147

Entertainment (0.9%):
74,798	Cinemark Holdings, Inc.^	3,006,880
96,986	Live Nation, Inc.*^	5,282,827
30,485	World Wrestling Entertainment, Inc., Class A^	2,948,814

		11,238,521

Equity Real Estate Investment Trusts (8.2%):
47,651	Alexander & Baldwin, Inc.^	1,081,201
96,369	American Campus Communities, Inc.	3,966,548
65,270	Camden Property Trust	6,107,315
83,462	Corecivic, Inc.	2,030,630
25,800	Coresite Realty Corp.	2,867,412

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
72,583	Corporate Office Properties Trust	$2,165,151
295,448	Cousins Properties, Inc.	2,626,533
73,551	Cyrusone, Inc.	4,663,133
113,463	Douglas Emmett, Inc.	4,279,824
52,260	EPR Properties^	3,575,107
88,676	First Industrial Realty Trust, Inc.	2,784,426
85,600	Geo Group, Inc. (The)	2,153,696
87,883	Healthcare Realty Trust, Inc.	2,571,457
72,717	Highwoods Properties, Inc.	3,436,605
115,693	Hospitality Properties Trust	3,336,586
76,121	JBG SMITH Properties	2,803,536
70,748	Kilroy Realty Corp.	5,071,925
59,477	Lamar Advertising Co., Class A^	4,627,311
77,721	LaSalle Hotel Properties	2,688,369
103,953	Liberty Property Trust	4,392,014
32,780	Life Storage, Inc.	3,119,345
63,748	Mack-Cali Realty Corp.	1,355,282
256,924	Medical Properties Trust, Inc.^	3,830,737
110,348	National Retail Properties, Inc.	4,945,798
140,816	Omega Healthcare Investors, Inc.^	4,614,540
44,111	Potlatch Corp.	1,806,345
91,068	Rayonier, Inc.	3,079,009
125,493	Sabra Health Care REIT, Inc.^	2,901,398
167,119	Senior Housing Properties Trust	2,934,610
66,359	Tanger Factory Outlet Centers, Inc.^	1,518,294
42,921	Taubman Centers, Inc.	2,567,963
123,490	Uniti Group, Inc.^	2,488,324
80,148	Urban Edge Properties^	1,769,668
83,806	Weingarten Realty Investors	2,494,067

		106,654,159

Food & Staples Retailing (0.5%):
25,723	Casey’s General Stores, Inc.^	3,321,097
89,330	Sprouts Farmers Market, Inc.*^	2,448,535
35,560	United Natural Foods, Inc.*^	1,065,022

		6,834,654

Food Products (2.0%):
128,960	Flowers Foods, Inc.^	2,406,394
62,838	Hain Celestial Group, Inc.*	1,704,167
49,925	Ingredion, Inc.	5,240,128
103,011	Lamb Weston Holdings, Inc.	6,860,532
13,772	Lancaster Colony Corp.	2,054,920
46,828	Post Holdings, Inc.*^	4,591,017
14,149	Sanderson Farms, Inc.^	1,462,582
13,249	Tootsie Roll Industries, Inc.^	387,533
39,613	TreeHouse Foods, Inc.*^	1,895,482

		26,602,755

Gas Utilities (2.0%):
78,163	Atmos Energy Corp.	7,340,288
60,452	National Fuel Gas Co.^	3,388,939
62,152	New Jersey Resources Corp.^	2,865,207
36,989	ONE Gas, Inc.	3,043,455
34,536	Southwest Gas Corp.	2,729,380
122,232	UGI Corp.	6,781,431

		26,148,700

Health Care Equipment & Supplies (4.5%):
33,220	Avanos Medical, Inc.*^	2,275,570
25,506	Cantel Medical Corp.	2,348,082
51,708	Globus Medical, Inc., Class A*	2,934,946
36,334	Haemonetics Corp.*	4,163,150
46,676	Hill-Rom Holdings, Inc.	4,406,214
11,653	ICU Medical, Inc.*	3,294,886
12,282	Inogen, Inc.*	2,998,282
49,730	Integra LifeSciences Holdings Corp.*^	3,275,715

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
34,155	LivaNova plc*	$4,234,195
33,737	Masimo Corp.*	4,201,606
36,106	NuVasive, Inc.*^	2,562,804
59,432	STERIS plc^	6,799,021
32,190	Teleflex, Inc.^	8,565,438
51,690	West Pharmaceutical Services, Inc.	6,382,164

		58,442,073

Health Care Providers & Services (2.2%):
62,048	Acadia Healthcare Co., Inc.*^	2,184,090
11,309	Chemed Corp.	3,614,130
69,639	Encompass Health Corp.	5,428,360
38,074	HealthEquity, Inc.*	3,594,566
27,306	LifePoint Hospitals, Inc.*	1,758,506
65,698	MEDNAX, Inc.*	3,065,469
43,413	Molina Healthcare, Inc.*^	6,455,513
58,004	Patterson Cos., Inc.^	1,418,198
58,300	Tenet Healthcare Corp.*^	1,659,218

		29,178,050

Health Care Technology (0.4%):
122,733	Allscripts Healthcare Solutions, Inc.*	1,748,945
41,946	Medidata Solutions, Inc.*^	3,075,062

		4,824,007

Hotels, Restaurants & Leisure (3.7%):
56,821	Boyd Gaming Corp.	1,923,391
28,694	Brinker International, Inc.	1,340,871
29,637	Cheesecake Factory, Inc. (The)^	1,586,765
8,389	Churchill Downs, Inc.	2,329,625
16,943	Cracker Barrel Old Country Store, Inc.	2,492,824
29,433	Domino’s Pizza, Inc.	8,676,847
58,887	Dunkin’ Brands Group, Inc.^	4,341,150
45,663	Eldorado Resorts, Inc.*^	2,219,222
17,237	International Speedway Corp., Class A	754,981
19,158	Jack in the Box, Inc.	1,606,015
28,800	Marriott Vacations Worldwide Corp.	3,218,400
15,780	Papa John’s International, Inc.^	809,198
38,558	Scientific Games Corp., Class A*^	979,373
50,219	Six Flags Entertainment Corp.^	3,506,291
46,723	Texas Roadhouse, Inc.^	3,237,437
131,600	Wendy’s Co. (The)	2,255,624
70,204	Wyndham Hotels & Resorts, Inc.	3,901,236
69,882	Wyndham Worldwide Corp.	3,030,084

		48,209,334

Household Durables (1.3%):
18,517	Helen of Troy, Ltd.*	2,423,875
60,149	KB Home^	1,438,163
2,396	NVR, Inc.*	5,920,036
32,143	Tempur Sealy International, Inc.*^	1,700,365
95,296	Toll Brothers, Inc.	3,147,627
107,067	TRI Pointe Homes, Inc.*^	1,327,631
35,160	Tupperware Brands Corp.^	1,176,102

		17,133,799

Household Products (0.2%):
42,043	Energizer Holdings, Inc.^	2,465,822

Industrial Conglomerates (0.4%):
41,989	Carlisle Cos., Inc.	5,114,260

Insurance (4.5%):
10,499	Alleghany Corp.	6,850,913
49,470	American Financial Group, Inc.	5,489,686
42,003	Aspen Insurance Holdings, Ltd.	1,755,725
162,931	Brown & Brown, Inc.	4,817,870
115,674	CNO Financial Group, Inc.	2,454,602
78,485	First American Financial Corp.	4,049,041

Shares		Fair Value
Common Stocks, continued
Insurance, continued
353,034	Genworth Financial, Inc., Class A*	$1,472,152
29,899	Hanover Insurance Group, Inc. (The)	3,688,640
42,163	Kemper Corp.	3,392,013
19,058	Mercury General Corp.^	955,949
199,850	Old Republic International Corp.	4,472,643
29,857	Primerica, Inc.^	3,599,261
44,744	Reinsurance Group of America, Inc.	6,468,193
28,301	RenaissanceRe Holdings, Ltd.	3,780,448
67,639	W.R. Berkley Corp.	5,406,385

		58,653,521

Interactive Media & Services (0.1%):
45,094	Cars.com, Inc.*^	1,245,045

IT Services (3.4%):
54,517	Acxiom Corp.*	2,693,685
64,425	Convergys Corp.	1,529,450
56,896	CoreLogic, Inc.*	2,811,231
54,249	Jack Henry & Associates, Inc.	8,684,180
105,776	Leidos Holdings, Inc.	7,315,468
45,153	Maximus, Inc.	2,937,654
100,394	Perspecta, Inc.	2,582,134
175,981	Sabre Corp.	4,589,584
29,929	Science Applications International Corp.	2,412,277
83,715	Teradata Corp.*^	3,156,893
30,289	WEX, Inc.*	6,080,820

		44,793,376

Leisure Products (0.6%):
60,958	Brunswick Corp.	4,085,405
41,127	Polaris Industries, Inc.^	4,151,771

		8,237,176

Life Sciences Tools & Services (1.6%):
14,083	Bio-Rad Laboratories, Inc., Class A*	4,407,838
26,554	Bio-Techne Corp.	5,419,938
33,795	Charles River Laboratories International, Inc.*	4,546,779
40,722	PRA Health Sciences, Inc.*	4,487,157
42,677	Syneos Health, Inc.*^	2,199,999

		21,061,711

Machinery (5.1%):
46,715	AGCO Corp.	2,839,805
35,732	Crane Co.	3,514,242
90,659	Donaldson Co., Inc.	5,281,793
117,490	Graco, Inc.^	5,444,487
53,898	IDEX Corp.	8,120,272
61,559	ITT, Inc.	3,771,104
57,392	Kennametal, Inc.^	2,499,996
45,809	Lincoln Electric Holdings, Inc.	4,280,393
36,786	Nordson Corp.	5,109,575
51,384	OshKosh Corp.	3,660,596
45,587	Terex Corp.^	1,819,377
48,779	Timken Co.	2,431,633
73,941	Toro Co.	4,434,242
103,829	Trinity Industries, Inc.	3,804,295
60,336	Wabtec Corp.	6,328,040
38,994	Woodward, Inc.	3,153,055

		66,492,905

Marine (0.2%):
37,858	Kirby Corp.*^	3,113,821

Media (1.0%):
31,943	AMC Networks, Inc., Class A*^	2,119,099
3,488	Cable One, Inc.^	3,082,031
31,980	John Wiley & Sons, Inc., Class A	1,937,988
27,972	Meredith Corp.^	1,427,971

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
99,189	New York Times Co. (The), Class A^	$2,296,225
151,704	Tegna, Inc.^	1,814,380

		12,677,694

Metals & Mining (2.2%):
88,414	Allegheny Technologies, Inc.*^	2,612,634
33,245	Carpenter Technology Corp.	1,959,793
82,225	Commercial Metals Co.	1,687,257
23,732	Compass Minerals International, Inc.^	1,594,790
50,908	Reliance Steel & Aluminum Co.	4,341,943
46,144	Royal Gold, Inc.	3,555,857
165,031	Steel Dynamics, Inc.	7,457,750
124,489	United States Steel Corp.	3,794,425
28,396	Worthington Industries, Inc.	1,231,251

		28,235,700

Multiline Retail (0.4%):
28,356	Big Lots, Inc.^	1,184,997
13,522	Dillard’s, Inc., Class A^	1,032,269
36,138	Ollie’s Bargain Outlet Holdings, Inc.*^	3,472,863

		5,690,129

Multi-Utilities (0.9%):
37,790	Black Hills Corp.^	2,195,221
137,949	MDU Resources Group, Inc.	3,543,910
35,368	NorthWestern Corp.	2,074,687
58,543	Vectren Corp.	4,185,239

		11,999,057

Oil, Gas & Consumable Fuels (3.2%):
159,958	Callon Petroleum Co.*^	1,917,896
641,805	Chesapeake Energy Corp.*^	2,881,704
149,759	CNX Resources Corp.*	2,143,051
57,603	Energen Corp.*	4,963,651
111,215	Gulfport Energy Corp.*^	1,157,748
72,913	Matador Resources Co.*^	2,409,775
114,573	Murphy Oil Corp.^	3,819,864
187,666	Oasis Petroleum, Inc.*^	2,661,104
84,241	PBF Energy, Inc., Class A	4,204,468
167,440	QEP Resources, Inc.*	1,895,421
145,534	Range Resources Corp.^	2,472,623
72,396	SM Energy Co.^	2,282,646
412,112	Southwestern Energy Co.*^	2,105,892
47,758	World Fuel Services Corp.	1,321,941
277,514	WPX Energy, Inc.*	5,583,582

		41,821,366

Paper & Forest Products (0.4%):
44,158	Domtar Corp.	2,303,723
100,316	Louisiana-Pacific Corp.	2,657,371

		4,961,094

Personal Products (0.4%):
37,943	Edgewell Personal Care Co.*^	1,754,105
39,131	Nu Skin Enterprises, Inc., Class A	3,225,177

		4,979,282

Pharmaceuticals (0.7%):
66,160	Akorn, Inc.*	858,757
101,832	Catalent, Inc.*	4,638,447
58,584	Mallinckrodt plc*	1,717,097
36,364	Prestige Brands Holdings, Inc.*^	1,377,832

		8,592,133

Professional Services (0.6%):
26,103	Dun & Bradstreet Corp.	3,719,939
45,615	ManpowerGroup, Inc.	3,921,065

		7,641,004

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development (0.5%):
32,050	Jones Lang LaSalle, Inc.	$4,625,456
89,844	Realogy Holdings Corp.^	1,854,380

		6,479,836

Road & Rail (1.8%):
46,759	Avis Budget Group, Inc.*	1,502,834
41,775	Genesee & Wyoming, Inc., Class A*	3,801,107
90,347	Knight-Swift Transportation Holdings, Inc.^	3,115,165
28,884	Landstar System, Inc.	3,523,848
46,108	Old Dominion Freight Line, Inc.	7,435,375
37,450	Ryder System, Inc.	2,736,472
31,219	Werner Enterprises, Inc.^	1,103,592

		23,218,393

Semiconductors & Semiconductor Equipment (2.5%):
42,912	Cirrus Logic, Inc.*^	1,656,403
71,549	Cree, Inc.*^	2,709,561
254,126	Cypress Semiconductor Corp.^	3,682,286
53,039	First Solar, Inc.*	2,568,148
91,007	Integrated Device Technology, Inc.*	4,278,239
38,488	MKS Instruments, Inc.	3,084,813
27,399	Monolithic Power Systems, Inc.^	3,439,396
30,425	Silicon Laboratories, Inc.*	2,793,015
24,856	Synaptics, Inc.*^	1,133,931
131,047	Teradyne, Inc.^	4,846,118
76,651	Versum Materials, Inc.	2,760,203

		32,952,113

Software (4.4%):
81,368	ACI Worldwide, Inc.*^	2,289,696
34,159	Blackbaud, Inc.^	3,466,455
90,984	CDK Global, Inc.	5,691,959
27,004	CommVault Systems, Inc.*	1,890,280
20,485	Fair Isaac Corp.*	4,681,847
101,054	Fortinet, Inc.*	9,324,252
32,882	j2 Global, Inc.^	2,724,274
36,459	LogMeIn, Inc.	3,248,497
46,223	Manhattan Associates, Inc.*^	2,523,776
74,540	PTC, Inc.*^	7,915,402
27,168	Tyler Technologies, Inc.*	6,657,790
21,930	Ultimate Software Group, Inc. (The)*	7,065,627

		57,479,855

Specialty Retail (2.2%):
48,624	Aaron’s, Inc.^	2,648,063
118,352	American Eagle Outfitters, Inc.	2,938,680
40,426	AutoNation, Inc.*^	1,679,700
98,638	Bed Bath & Beyond, Inc.^	1,479,570
53,792	Dick’s Sporting Goods, Inc.^	1,908,540
39,167	Five Below, Inc.*	5,094,061
68,659	Michaels Cos., Inc. (The)*^	1,114,336
21,033	Murphy U.S.A., Inc.*^	1,797,480
84,447	Sally Beauty Holdings, Inc.*^	1,552,980
36,488	Signet Jewelers, Ltd.^	2,405,654
53,607	Urban Outfitters, Inc.*	2,192,526
56,622	Williams-Sonoma, Inc.^	3,721,198

		28,532,788

Technology Hardware, Storage & Peripherals (0.2%):
83,194	NCR Corp.*^	2,363,542

Textiles, Apparel & Luxury Goods (0.6%):
32,664	Carter’s, Inc.^	3,220,670
21,139	Deckers Outdoor Corp.*	2,506,663
94,960	Skechers U.S.A., Inc., Class A*	2,652,233

		8,379,566

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance (0.5%):
5,225	LendingTree, Inc.*^	$1,202,273
344,721	New York Community Bancorp, Inc.^	3,574,756
58,719	Washington Federal, Inc.^	1,879,008

		6,656,037

Trading Companies & Distributors (0.8%):
26,583	GATX Corp.^	2,301,822
32,415	MSC Industrial Direct Co., Inc., Class A	2,856,086
76,000	NOW, Inc.*^	1,257,800
22,527	Watsco, Inc.^	4,012,058

		10,427,766

Water Utilities (0.4%):
125,206	Aqua America, Inc.^	4,620,101

Wireless Telecommunication Services (0.2%):
64,723	Telephone & Data Systems, Inc.	1,969,521

Total Common Stocks (Cost $1,007,796,588)		1,279,577,883

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Private Placements (1.2%):
Internet & Direct Marketing Retail (0.9%):
$ 76,914	Airbnb, Inc., Series D, 0.00% (a)(b)	11,650,933

Internet Software & Services (0.1%):
116,948	SurveyMonkey, 0.00%*(a)(b)	1,781,984

Software (0.2%):
229,712	Palantir Technologies, Inc., Series G, 0.00%*(a)(b)	1,332,329
67,672	Palantir Technologies, Inc., Series H, 0.00%(a)(b)	392,498
67,672	Palantir Technologies, Inc., Series H1, 0.00%(a)(b)	392,498

		2,117,325

Total Private Placements (Cost $6,233,173)		15,550,242

Securities Held as Collateral for Securities on Loan (26.7%):
$349,508,642	AZL Mid Cap Index Fund Securities Lending Collateral Account(c)	349,508,642

Total Securities Held as Collateral for Securities on Loan (Cost $349,508,642)		349,508,642

Unaffiliated Investment Company (0.9%):
11,221,535	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.91%(d)	11,221,535

Total Unaffiliated Investment Company (Cost $11,221,535)		11,221,535

Total Investment Securities (Cost $1,374,759,938) - 126.6%		1,655,858,302
Net other assets (liabilities) - (26.6)%		(347,458,024)

Net Assets - 100.0%		$1,308,400,278

Percentages indicated are based on net assets as of September 30, 2018.

ADR	-	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2018. The total value of securities on loan as of September 30, 2018, was $342,341,928.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2018. The total of all such securities represent 1.19% of the net assets of the fund.

(b)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2018, these securities represent 1.19% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2018.
(d)	The rate represents the effective yield at September 30, 2018.

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Futures Contracts

Cash of $646,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini December Futures (U.S Dollar)	12/21/18	78	$15,796,560	$(109,787)

				$(109,787)

See accompanying notes to the schedules of portfolio investments.

AZL Moderate Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Affiliated Investment Companies (100.0%):
2,436,923	AZL Mid Cap Index Fund, Class 2	$61,361,727
5,948,991	AZL International Index Fund, Class 2	101,192,343
25,455,275	AZL Enhanced Bond Index Fund	272,116,894
1,800,710	AZL Small Cap Stock Index Fund, Class 2	30,594,056
12,048,262	AZL S&P 500 Index Fund, Class 2	214,097,613

Total Affiliated Investment Companies (Cost $592,630,444)		679,362,633

Total Investment Securities (Cost $592,630,444) - 100.0%		679,362,633
Net other assets (liabilities) - 0.0%		(279,880)

Net Assets - 100.0%		$679,082,753

Percentages indicated are based on net assets as of September 30, 2018.

See accompanying notes to the schedules of portfolio investments.

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (99.0%):
Diversified Real Estate Activities (8.3%):
4,800	City Developments, Ltd.	$31,955
57,883	Henderson Land Development Co., Ltd.	290,858
117,411	Mitsubishi Estate Co., Ltd.	1,997,209
88,098	Mitsui Fudosan Co., Ltd.	2,085,804
577,801	New World Development Co., Ltd.	782,721
30,331	Sumitomo Realty & Development Co., Ltd.	1,089,313
191,971	Sun Hung Kai Properties, Ltd.	2,796,512
39,815	UOL Group, Ltd.	200,602
194,399	Wharf Holdings, Ltd. (The)	526,417

		9,801,391

Diversified REITs (6.1%):
50	Activia Properties, Inc.	216,548
15,200	Empire State Realty Trust, Inc., Class A	252,472
3,351	Fonciere des Regions SA	349,009
5,602	Gecina SA	935,260
110,570	GPT Group	415,114
10,789	H&R Real Estate Investment Trust	165,991
72	Hulic REIT, Inc.	104,871
3,747	ICADE	347,168
12	Kenedix Office Investment Corp.	76,582
146,144	Land Securities Group plc	1,681,044
6,380	Lexington Realty Trust	52,954
4,295	Liberty Property Trust	181,464
60,698	Merlin Properties Socimi SA	822,766
206,143	Mirvac Group	359,008
412	Nomura Real Estate Master Fund, Inc.	563,740
161	Premier Investment Corp.	169,268
116,011	Stockland Trust Group	347,132
49,164	Suntec REIT	69,405
319	United Urban Investment Corp.	500,723

		7,610,519

Health Care Facilities (0.1%):
15,042	Extendicare, Inc.	89,565

Health Care REITs (3.7%):
43,238	HCP, Inc.	1,138,024
52,078	Healthcare Realty Trust, Inc.	1,523,802
18,884	Healthcare Trust of America, Inc., Class A	503,636
14,280	Ventas, Inc.	776,546
9,735	Welltower, Inc.	626,155

		4,568,163

Hotel & Resort REITs (4.9%):
28,863	Chesapeake Lodging Trust^	925,636
6,258	DiamondRock Hospitality, Co.	73,031
122,702	Host Hotels & Resorts, Inc.	2,589,012
647	Invincible Investment Corp.	270,510
261	Japan Hotel REIT Investment Corp.	189,995
76,364	RLJ Lodging Trust	1,682,299

		5,730,483

Hotels, Resorts & Cruise Lines (0.1%):
1,440	Hilton Worldwide Holdings, Inc.	116,323

Industrial REITs (4.9%):
80,598	Ascendas Real Estate Investment Trust	155,485
12,250	Duke Realty Corp.	347,533
16,700	Ec World REIT	8,614
440	GLP J-REIT	427,642
91,447	Macquarie Goodman Group	686,773
113,200	Mapletree Logistics Trust	101,872
38	Nippon Prologis REIT, Inc.	75,233
55,843	ProLogis, Inc.	3,785,598

Shares		Fair Value
Common Stocks, continued
Industrial REITs, continued
11,050	SERGO plc	$91,791

		5,680,541

Mortgage REITs (0.2%):
6,090	Blackstone Mortgage Trust, Inc., Class A^	204,076

Office REITs (20.2%):
5,851	Alexandria Real Estate Equities, Inc.	735,997
12,321	Alstria Office REIT-AG	182,798
54,391	Beni Stabili SpA	47,496
33,572	Boston Properties, Inc.	4,132,378
27,506	Brandywine Realty Trust	432,394
196,544	CapitaLand Commercial Trust	255,940
527,000	Champion REIT	369,000
20,716	Columbia Property Trust, Inc.	489,726
14,692	Corporate Office Properties Trust	438,262
32,898	Cousins Properties, Inc.	292,463
24,228	Derwent Valley Holdings plc	901,636
82,047	Dexus Property Group	625,983
4,415	Douglas Emmett, Inc.	166,534
91,236	Great Portland Estates plc	795,503
237,228	Green REIT plc	415,175
116,416	Hibernia REIT plc	191,909
13,906	Hudson Pacific Properties, Inc.	455,004
18,065	Inmobiliaria Colonial SA	187,559
21,675	Investa Office Fund	86,469
126	Japan Real Estate Investment Corp.	661,062
12,772	JBG SMITH Properties	470,393
9,646	Kilroy Realty Corp.	691,522
58,446	Mack-Cali Realty Corp.	1,242,562
73	Mori Trust Sogo REIT, Inc.	104,105
167	Nippon Building Fund, Inc.	965,860
1,447	NSI NV	59,549
42	ORIX JREIT, Inc.	65,590
114,176	Paramount Group, Inc.	1,722,916
41,795	SL Green Realty Corp.	4,076,267
14,723	Tier REIT, Inc.	354,824
37,299	Vornado Realty Trust	2,722,827

		24,339,703

Real Estate Development (2.9%):
121,925	China Overseas Land & Investment, Ltd.	381,837
24,000	China Resources Land, Ltd.	84,057
141,540	CK Asset Holdings, Ltd.	1,056,274
234,000	Country Garden Holdings Co., Ltd.	291,212
78,400	Guangzhou R&F Properties Co., Ltd., Class H	143,913
53,000	Longfor Properties Co., Ltd.	135,388
280,000	Sino Land Co., Ltd.	479,779
69,639	St. Modwen Properties plc	344,867
97,284	Urban & Civic plc	385,418

		3,302,745

Real Estate Operating Companies (9.5%):
1,292	ADO Properties SA	77,359
40,447	Atrium European Real Estate, Ltd.	179,366
10,114	Atrium Ljungberg AB, Class B	183,364
2,485,087	BGP Holdings plc*(a)(b)	2,885
3,129	Carmila SA	79,726
10,299	Castellum AB	184,351
77,154	Citycon OYJ^	160,814
2,216	Deutsche Euroshop AG	71,723
16,116	Deutsche Wohnen AG	772,972
31,497	Entra ASA	452,872
51,022	First Capital Realty, Inc.	770,367
14,582	Grainger Trust plc	56,987
290,552	Hongkong Land Holdings, Ltd.	1,922,221
29,042	Hufvudstaden AB	441,793

See accompanying notes to the schedules of portfolio investments.

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Operating Companies, continued
40,356	Hulic Co., Ltd.	$396,184
170,669	Hysan Development Co., Ltd.	862,064
21,628	Kojamo Oyj*	236,388
6,144	Kungsleden AB	45,196
2,885	LEG Immobilien AG	342,456
214,000	LXB Retail Properties plc	34,580
33,959	Norwegian Property ASA	44,889
5,389	PSP Swiss Property AG	521,920
362,129	Swire Properties, Ltd.	1,371,798
30,690	Vonovia SE	1,499,228
157,710	Wharf Real Estate Investment Co., Ltd.	1,017,681

		11,729,184

Real Estate Services (0.1%):
178,400	APAC Realty, Ltd.	71,119

Residential REITs (10.6%):
120	Advance Residence Investment	306,550
13,590	American Campus Communities, Inc.^	559,364
56,211	American Homes 4 Rent, Class A	1,230,459
11,750	Apartment Investment & Management Co., Class A	518,528
18,341	AvalonBay Communities, Inc.	3,322,472
4,238	Boardwalk REIT	164,631
13,675	Camden Property Trust	1,279,570
30,712	Equity Residential Property Trust	2,034,977
4,015	Essex Property Trust, Inc.	990,541
32,664	Invitation Homes, Inc.^	748,332
10,250	Mid-America Apartment Communities, Inc.	1,026,845
12,922	UDR, Inc.	522,436

		12,704,705

Retail REITs (23.1%):
198,352	British Land Co. plc	1,593,238
74,121	Brixmor Property Group, Inc.	1,297,859
10,933	Brookfield Property REIT, Inc., Class A	228,828
157,852	CapitaMall Trust	257,102
15,648	Crombie REIT	157,631
15,329	Eurocommercial Properties NV	561,261
733	Federal Realty Investment Trust	92,703
44,486	Hammerson plc	264,574
268	Japan Retail Fund Investment Corp.	486,221
28,745	Kimco Realty Corp.	481,191
64,607	Klepierre	2,288,662
62,065	Liberty International plc	125,474
257,884	Link REIT (The)	2,537,451
35,419	Macerich Co. (The)^	1,958,317
23,441	Mercialys SA	377,934
15,011	Pennsylvania Real Estate Investment Trust^	142,004
33,909	Regency Centers Corp.	2,192,895
39,629	RioCan REIT	757,293
390,846	Scentre Group	1,116,790
16,436	Shaftesbury plc	193,948
43,772	Simon Property Group, Inc.	7,736,702
4,785	Smart Real Estate Investment Trust	113,039
11,672	Unibail-Rodamco-Westfield	2,344,106
265,848	Vicinity Centres	503,323

		27,808,546

Specialized REITs (4.3%):
33,178	CubeSmart	946,568
7,355	Digital Realty Trust, Inc.	827,290
6,360	Extra Space Storage, Inc.	551,030
14,542	Gaming & Leisure Properties, Inc.	512,606

Shares		Fair Value
Common Stocks, continued
Specialized REITs, continued
2,600	Life Storage, Inc.	$247,416
6,886	Public Storage, Inc.	1,388,424
15,411	QTS Realty Trust, Inc., Class A	657,588

		5,130,922

Total Common Stocks (Cost $110,243,047)		118,887,985

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (2.3%):
$ 2,722,191	AZL Morgan Stanley Global Real Estate Fund Securities Lending Collateral Account(c)	2,722,191

Total Securities Held as Collateral for Securities on Loan (Cost $2,722,191)		2,722,191

Unaffiliated Investment Company (0.5%):
571,043	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.91%(d)	571,043

Total Unaffiliated Investment Company (Cost $571,043)		571,043

Total Investment Securities (Cost $113,536,281) - 101.8%		122,181,219
Net other assets (liabilities) - (1.8)%		(2,206,255)

Net Assets - 100.0%		$119,974,964

Percentages indicated are based on net assets as of September 30, 2018.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2018. The total value of securities on loan as of September 30, 2018, was $2,675,119.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2018. The total of all such securities represent 0.00% of the net assets of the fund.

(b)

The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2018, these securities represent 0.00% of the net assets of the Fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2018.
(d)	The rate represents the effective yield at September 30, 2018.

See accompanying notes to the schedules of portfolio investments.

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2018:

Country	Percentage
Australia	3.4%
Bermuda	1.6%
Canada	1.8%
China	0.3%
Finland	0.3%
France	5.5%
Germany	2.4%
Hong Kong	10.5%
Ireland	0.5%
Italy	— %^
Japan	8.8%
Jersey	0.1%
Netherlands	0.5%
Norway	0.4%
Singapore	0.9%
Spain	0.8%
Sweden	0.7%
Switzerland	0.4%
United Kingdom	5.3%
United States	55.8%

100.0%

^	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (97.5%):
Aerospace & Defense (0.2%):
14,149	Aselsan Elektronik Sanayi Ve Ticaret AS	$64,822
139,000	AviChina Industry & Technology Co., Ltd.	91,655
44,263	Embraer SA	217,363
4,418	Korea Aerospace Industries, Ltd.*	139,771

		513,611

Air Freight & Logistics (0.0%):
936	Hyundai Glovis Co., Ltd.	109,722
92,000	Sinotrans, Ltd.	37,510

		147,232

Airlines (0.2%):
126,000	Air China, Ltd.	121,599
89,500	AirAsia Berhad	68,381
188,000	China Airlines, Ltd.	56,946
39,299	China Eastern Airlines Corp., Ltd.	31,886
126,000	China Southern Airlines Co., Ltd., Class H	80,562
151,410	Eva Airways Corp.	73,620
5,359	InterGlobe Aviation, Ltd.	61,039
3,195	Korean Air Lines Co., Ltd.	80,905
17,509	Latam Airlines Group SA	166,595
38,206	Turk Hava Yollari Anonim Ortakligi*	121,180

		862,713

Auto Components (0.6%):
14,500	Bharat Forge, Ltd.	120,281
396	Bosch, Ltd.	108,935
93,000	Cheng Shin Rubber Industry Co., Ltd.	146,172
182,000	China First Capital Group, Ltd.*	97,687
37,200	Fuyao Glass Industry Group Co., Ltd., Class H	134,412
4,033	Hankook Tire Co., Ltd.	182,170
9,599	Hanon Systems	109,426
3,942	Hyundai Mobis Co., Ltd.	810,341
34,367	Motherson Sumi Systems, Ltd.	121,687
45,000	Nexteer Automotive Group, Ltd.	71,329

		1,902,440

Automobiles (2.0%):
91,500	Baic Motor Corp., Ltd.	73,315
4,334	Bajaj Auto, Ltd.	160,736
182,000	Brilliance China Automotive Holdings, Ltd.	294,643
41,500	BYD Co., Ltd., Class H	298,077
41,700	Chongqing Changan Automobile Co., Ltd., Class B	33,588
188,000	Dongfeng Motor Corp., Class H	193,640
757	Eicher Motors, Ltd.	252,337
5,291	Ford Otomotiv Sanayi AS	57,772
301,000	Geely Automobile Holdings, Ltd.	600,432
203,000	Great Wall Motor Co.^	129,348
179,200	Guangzhou Automobile Group Co., Ltd.	196,278
2,718	Hero MotoCorp, Ltd.	109,833
8,619	Hyundai Motor Co.	1,006,335
1,672	Hyundai Motor Co., Ltd.	118,027
15,517	Kia Motors Corp.	490,876
45,251	Mahindra & Mahindra, Ltd.	537,611
6,334	Maruti Suzuki India, Ltd.	641,913
1,170,300	PT Astra International Tbk	576,989
7,500	SAIC Motor Corp., Ltd.	36,212
89,282	Tata Motors, Ltd.*	275,481
8,708	Tofas Turk Otomobil Fabrikasi AS	30,890
32,400	UMW Holdings Berhad	39,303

		6,153,636

Shares		Fair Value
Common Stocks, continued
Banks (14.9%):
43,053	Absa Group, Ltd.	$461,814
126,709	Abu Dhabi Commercial Bank	273,664
1,591,000	Agricultural Bank of China, Ltd.	775,659
119,900	Agricultural Bank of China, Ltd.	67,810
99,644	Akbank T.A.S.	114,563
6,260	Alior Bank SA*	106,927
71,600	Alliance Financial Group Berhad	72,327
86,256	Alpha Bank SA*	124,114
89,500	AMMB Holdings Berhad	89,368
107,546	Axis Bank, Ltd.*	910,107
58,135	Banco Bradesco SA	367,690
1,502,202	Banco de Chile	228,864
2,622	Banco de Credito e Inversiones	177,421
47,979	Banco do Brasil SA	349,200
25,431	Banco Santander Brasil SA	224,515
4,100,296	Banco Santander Chile	328,216
113,116	Banco Santander Mexico SA, Class B	176,889
28,297	Bancolombia SA	299,243
13,323	Bancolombia SA	143,592
16,800	Bangkok Bank Public Co., Ltd.	109,152
2,261	Bank Handlowy w Warszawie SA	47,335
41,982	Bank Millennium SA*	105,356
35,300	Bank of Beijing Co., Ltd., Class A	31,354
4,696,000	Bank of China, Ltd.	2,077,024
57,900	Bank of China, Ltd., Class A	31,288
36,200	Bank of Communications Co., Ltd., Class A	30,729
568,000	Bank of Communications Co., Ltd., Class H	424,043
17,900	Bank of Shanghai Co., Ltd., Class A	31,698
59,366	Bank of the Philippine Islands	91,563
10,434	Bank Pekao SA	300,633
2,138	Bank Zachodni WBK SA	217,632
121,514	BDO Unibank, Inc.	269,502
15,481	BNK Financial Group, Inc.	119,877
2,266	Capitec Bank Holdings, Ltd.^	164,100
292,344	Chang Hwa Commercial Bank	180,372
565,000	China Citic Bank Co., Ltd.	359,209
5,538,000	China Construction Bank	4,804,074
32,600	China Construction Bank Corp.	34,319
784,000	China Development Financial Holding Corp.	292,673
136,000	China Everbright Bank Co., Series H	60,305
68,200	China Everbright Bank Co., Ltd.	38,758
21,444	China Merchants Bank Co., Ltd.	95,410
237,500	China Merchants Bank Co., Ltd.	956,170
385,800	China Minsheng Banking Corp., Ltd.	286,226
34,300	China Minsheng Banking Corp., Ltd., Class A	31,619
1,062,000	Chinatrust Financial Holding Co., Ltd.	799,736
174,000	Chongqing Rural Commercial Bank Co., Ltd.	95,091
263,800	CIMB Group Holdings Berhad	383,069
12,087	Commercial Bank of Qatar Qsc (The)	133,591
71,877	Commercial International Bank Egypt SAE	334,573
3,909	Credicorp, Ltd.	872,020
12,002	DGB Financial Group, Inc.	109,793
114,022	Dubai Islamic Bank	167,062
603,283	E.Sun Financial Holding Co., Ltd.	445,461
128,606	Eurobank Ergasias SA*	96,951
559,136	First Financial Holdings Co., Ltd.	380,854
140,140	Grupo Aval Acciones y Valores	55,160
151,055	Grupo Financiero Banorte SAB de C.V.	1,092,930

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
136,092	Grupo Financiero Inbursa SAB de C.V., Class O	$213,983
42,000	Habib Bank, Ltd.	51,138
17,004	Hana Financial Holdings Group, Inc.	682,991
36,900	Hong Leong Bank Berhad	183,179
15,800	Hong Leong Financial Group Berhad	73,690
451,910	Hua Nan Financial Holdings Co., Ltd.	273,558
26,900	Huaxia Bank Co., Ltd., Class A	31,928
142,505	ICICI Bank, Ltd.	601,099
4,112,000	Industrial & Commercial Bank of China	2,985,734
46,800	Industrial & Commercial Bank of China, Ltd., Class A	39,263
23,500	Industrial Bank Co., Ltd.	54,502
15,412	Industrial Bank of Korea (IBK)	211,497
10,639,682	Itau Corpbanca	109,619
264,347	Itausa - Investimentos Itau SA	658,560
38,800	Kasikornbank Public Co., Ltd.	258,731
65,700	Kasikornbank Public Co., Ltd.	438,110
22,854	KB Financial Group, Inc.	1,114,004
4,645	Komercni Banka AS	190,667
238,400	Krung Thai Bank	148,837
223,701	Malayan Banking Berhad	529,235
23,698	Masraf Al Rayan	244,188
1,057	mBank SA	128,318
10,500	MCB Bank, Ltd.	16,981
633,000	Mega Financial Holdings Co., Ltd.	569,833
55,091	Metropolitan Bank & Trust	68,338
22,732	Moneta Money Bank A/S	83,741
91,369	National Bank of Abu Dhabi	355,748
25,298	National Bank of Greece SA*	51,414
13,038	Nedcor, Ltd.	243,759
12,873	OTP Bank Nyrt	477,541
20,400	Ping An Bank Co., Ltd., Class A	32,778
17,620	Piraeus Bank SA*	38,454
137,000	Postal Savings Bank of China Co., Ltd., Class H	85,795
50,210	Powszechna Kasa Oszczednosci Bank Polski SA	583,744
553,900	PT Bank Central Asia Tbk	897,129
229,000	PT Bank Danamon Indonesia Tbk	110,630
1,104,600	PT Bank Mandiri Tbk	498,242
458,800	PT Bank Negara Indonesia Tbk	227,044
3,045,100	PT Bank Rakyat Indonesia Tbk	643,469
170,500	Public Bank Berhad	1,030,139
5,089	Qatar Islamic Bank	196,058
25,126	Qatar National Bank	1,226,448
56,400	RHB Capital Berhad	73,512
152,903	Sberbank of Russia, ADR	1,922,755
7,820	Security Bank Corp.	22,285
29,200	Shanghai Pudong Development Bank Co., Ltd.	45,012
24,467	Shinhan Financial Group Co., Ltd.	988,155
101,600	Siam Commercial Bank Public Co., Ltd.	467,503
676,800	SinoPac Financial Holdings Co., Ltd.	247,055
74,060	Standard Bank Group, Ltd.	915,511
102,289	State Bank of India*	374,402
609,401	Taishin Financial Holding Co., Ltd.	294,440
114,442	Taiwan Business Bank	41,596
501,754	Taiwan Cooperative Financial Holding Co., Ltd.	304,739
904,900	TMB Bank PCL	64,311
111,150	Turkiye Garanti Bankasi AS	142,399
43,823	Turkiye Halk Bankasi AS	48,710
104,602	Turkiye Is Bankasi AS, Class C	76,808

Shares		Fair Value
Common Stocks, continued
Banks, continued
51,287	Turkiye Vakiflar Bankasi T.A.O., Class D	$32,296
35,000	United Bank, Ltd.	43,419
69,455	VTB Bank OJSC, GDR	92,996
23,863	Woori Bank	363,419
102,576	Yes Bank, Ltd.	259,877

		44,930,011

Beverages (1.3%):
269,340	Ambev SA Com Npv	1,227,274
14,344	Anadolu Efes Biracilik ve Malt Sanayii AS	50,163
28,489	Arca Continental SAB de C.V.	183,897
84,000	China Resources Enterprises, Ltd.	337,703
27,619	Coca-Cola Femsa	168,908
5,282	Coca-Cola Icecek AS	29,615
10,230	Compania Cervecerias Unidas SA	142,659
18,016	Embotelladora Andina SA	70,155
117,332	Fomento Economico Mexicano SAB de C.V.	1,160,967
1,900	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	35,358
1,072	Kweichow Moutai Co., Ltd.	113,818
22,000	Tsingtao Brewery Co., Ltd., Class H	102,843
18,855	United Spirits, Ltd.*	133,804
2,700	Wuliangye Yibin Co., Ltd.	26,685

		3,783,849

Biotechnology (0.7%):
70,000	3SBio, Inc.	117,751
4,732	Celltrion, Inc.*	1,266,543
282	Medy-Tox, Inc.	157,351
2,955	Sillajen, Inc.*	272,634
11,000	Taimed Biologics, Inc.*	67,623
759	Viromed Co., Ltd.*	164,680

		2,046,582

Building Products (0.0%):
427	KCC Corp.	130,520

Capital Markets (1.2%):
122,246	B3 SA- Brasil Bolsa Balcao	708,392
492,000	China Cinda Asset Management Co., Ltd., Class H	124,388
64,000	China Everbright, Ltd.	114,679
217,500	China Galaxy Securities Co.	101,473
469,000	China Huarong Asset Management Co., Ltd., Class H	86,222
51,200	China International Capital Corp., Ltd.^	94,633
144,500	Citic Securities Co., Ltd., Class A	254,545
12,800	CITIC Securities Co., Ltd.	31,069
15,738	Coronation Fund Managers, Ltd.	59,704
20,961	Daewoo Securities Co., Ltd.	159,972
73,400	Gf Securities Co., Ltd.	93,264
15,400	GF Securities Co., Ltd.	31,008
30,000	Guotai Junan Securities Co., Ltd.	65,385
186,000	Haitong Securities Co., Ltd.	168,998
13,200	Huatai Securities Co., Ltd., Class A*	30,232
98,000	Huatai Securities Co., Ltd., Class H*	140,386
15,336	Investec, Ltd.	107,943
2,765	Korea Investment Holdings Co., Ltd.	189,584
9,973	NH Investment & Securities Co., Ltd.	128,474
1,585	Noah Holdings Limited, ADR*^	66,792
8,315	Reinet Investments SCA	154,716
3,172	Samsung Securities Co., Ltd.	93,330
88,300	Shenwan Hongyuan Group Co., Ltd.	57,754
96,161	The Moscow Exchange	142,685

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
584,000	Yuanta Financial Holding Co., Ltd.	$307,847
		3,513,475

Chemicals (2.4%):
14,973	Asian Paints, Ltd.	266,887
180,000	Formosa Chemicals & Fibre Corp.	750,443
250,000	Formosa Plastics Corp.	957,609
3,089	Grupa Azoty SA, ADR	26,464
6,038	Hanwha Chemical Corp.	105,014
99,500	Indorama Ventures PCL	181,058
1,295	Kumho Petrochemical Co., Ltd.	114,980
2,599	LG Chem, Ltd.	856,645
540	LG Chem, Ltd.	99,084
974	Lotte Chemical Corp.	244,003
53,509	Mexichem SAB de C.V.	183,225
284,000	Nan Ya Plastics Corp.	789,005
1,183	OCI Co., Ltd.	117,339
51,390	Petkim Petrokimya Holding AS	45,671
147,700	Petronas Chemicals Group Berhad	333,991
9,523	Phosagro OAO, GDR	129,211
4,809	Pidilite Industries, Ltd.	69,352
133,800	PTT Global Chemical Public Co., Ltd.	336,407
32,053	Sasol, Ltd.	1,240,244
240,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H	146,501
5,800	Sociedad Quimica y Minera de Chile SA	266,389
23,000	UPL, Ltd.	210,674

		7,470,196

Commercial Services & Supplies (0.1%):
230,222	China Everbright International, Ltd.	198,891
58,000	Country Garden Services Holdings Co., Ltd.*	98,634
1,571	KEPCO Plant Service & Engineering Co., Ltd.	48,150
929	S1 Corp.	76,490

		422,165

Communications Equipment (0.0%):
35,000	BYD Electronic International Co., Ltd.	51,544
53,200	ZTE Corp., Class H	97,364

		148,908

Construction & Engineering (0.8%):
255,000	China Communications Construction Co., Ltd.	260,432
19,498	China Railway Construction Corp., Ltd., Class A	31,617
116,500	China Railway Contstruction Corp., Ltd.	157,246
248,000	China Railway Group, Ltd.	244,614
37,100	China State Construction Engineering Corp., Ltd.	29,598
124,000	China State Construction International Holdings, Ltd.	131,048
1,453	Daelim Industrial Co., Ltd.	108,175
8,837	Daewoo Engineering & Construct*	47,154
102,300	Gamuda Berhad	82,952
3,522	GS Engineering & Construction Corp.	166,103
2,359	HDC Hyundai Development Co.*	108,221
4,715	Hyundai Engineering & Construction Co., Ltd.	286,859
142,000	IJM Corporation Berhad	61,687
26,854	Larsen & Toubro, Ltd.	471,214
71,700	Metallurgical Corp. of China, Ltd.	37,209
7,696	Samsung Engineering Co., Ltd.*	133,944
59,500	Sinopec Engineering Group Co., Ltd.	67,930

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
309,500	Waskita Karya Persero TBK PT	$35,288
		2,461,291

Construction Materials (1.2%):
41,230	Ambuja Cements, Ltd.	127,206
5,500	Anhui Conch Cement Co., Ltd., Class A	29,437
78,000	Anhui Conch Cement Co., Ltd., Class H	466,106
137,000	Asia Cement Corp.	186,164
31,885	Cementos Argos SA	82,950
840,409	Cemex SAB de C.V.*	591,534
216,000	China National Buildings Material Co., Ltd.	191,574
104,000	China Resources Cement Holdings, Ltd.	121,186
20,511	Grasim Industries, Ltd.	289,118
20,102	Grupo Argos SA	110,704
126,300	PT Indocement Tunggal Prakarsa Tbk	156,666
203,800	PT Semen Indonesia (Persero) Tbk	135,694
588	Shree Cement, Ltd.	136,855
8,700	Siam Cement PCL	120,042
227,700	Taiwan Cement Corp.	304,498
5,500	The Siam Cement Public Co., Ltd.	75,888
3,201	Titan Cement Co. SA	79,339
4,996	Ultra Tech Cement, Ltd.	279,881

		3,484,842

Consumer Finance (0.2%):
10,053	Bajaj Finance, Ltd.	300,783
916,000	Chong Sing Holdings FinTech Group, Ltd.*^	48,539
19,290	Mahindra & Mahindra Financial Services	106,557
1,382	Samsung Card Co., Ltd.	45,853
8,474	Shriram Transport Finance	134,299

		636,031

Containers & Packaging (0.1%):
34,843	Klabin SA	170,932

Distributors (0.0%):
9,121	Imperial Holdings, Ltd.	112,768

Diversified Consumer Services (0.5%):
87,406	Kroton Educacional SA	245,025
8,090	New Oriental Education & Technology Group, Inc., ADR*	598,741
18,562	TAL Education Group, ADR*	477,229

		1,320,995

Diversified Financial Services (1.2%):
14,880	Ayala Corp.	255,802
72,420	Chailease Holding Co., Ltd.	253,653
135,000	Far East Horizon, Ltd.	128,500
192,893	FirstRand, Ltd.	924,678
405,000	Fubon Financial Holdings Co., Ltd.	686,874
12,163	Grupo de Inversiones Suramericana SA	142,842
9,452	Grupo de Inversiones Suramericana SA	108,578
4,957	GT Capital Holdings, Inc.	75,263
50,558	Haci Omer Sabanci Holding AS	64,071
783,800	Metro Pacific Investments Corp.	68,956
10,154	PSG Group, Ltd.	164,373
32,019	Remgro, Ltd.	446,509
44,396	Rmb Holdings, Ltd.	248,245
30,729	Rural Electrification Corp., Ltd.	41,481

		3,609,825

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services (1.5%):
23,942	Bharti Infratel, Ltd.	$86,902
166,000	China Communications Services Corp., Ltd.	153,200
836,000	China Telecom Corp., Ltd., Class H	414,740
2,008,000	China Tower Corp., Ltd., Class H*	292,431
394,000	China Unicom (Hong Kong), Ltd.	461,157
223,000	Chunghwa Telecom Co., Ltd.	803,937
115,749	Emirates Telecommunications Group Co. PJSC	526,263
11,965	Hellenic Telecommunications Organization SA (OTE)	146,779
12,421	LG Uplus Corp.	204,884
4,302	O2 Czech Republic AS	50,246
6,681	Ooredoo Qsc	126,622
45,417	Orange Polska SA*	54,555
2,846,600	PT Telekomunikasi Indonesia Tbk	695,121
173,600	PT Tower Bersama Infrastructure Tbk	65,470
27,507	Telefonica Brasil	266,753
78,100	Telekom Malaysia Berhad	60,766
18,236	Telkom SA SOC, Ltd.	66,579
681,200	True Corp. PCL	126,934

		4,603,339

Electric Utilities (0.9%):
14,284	Centrais Eletricas Brasileiras SA*	54,864
15,700	Centrais Eletricas Brasileiras SA*	71,811
11,133	CEZ	284,317
51,451	Companhia Energetica de Minas Gerais, ADR	90,464
21,000	EDP - Energias do Brasil SA	66,722
1,575,191	ENEL Americas SA	242,739
1,535,485	ENEL Chile SA	154,695
10,152	Equatorial Energia SA	144,180
5,442,678	Federal Hydrogenerating Co. (Rushydro)	51,572
2,025,679	Inter Rao Ues PJSC	126,966
18,720	Interconexion Electrica SA ESP	84,625
14,846	Korea Electric Power Corp., Ltd.	392,839
47,653	PGE SA*	123,082
79,542	Power Grid Corp. of India, Ltd.	206,452
76,751	Tata Power Co., Ltd.	69,740
189,100	Tenega Nasional Berhad	706,608

		2,871,676

Electrical Equipment (0.3%):
60,987	Bharat Heavy Electricals, Ltd.	57,652
3,385	Doosan Heavy Industries & Construction Co., Ltd.*	45,448
33,350	Elswedy Cables Holding Co.	33,255
447,500	Fullshare Holdings, Ltd.^	215,000
17,292	Havells India, Ltd.	141,840
186,000	Shanghai Electric Group Co., Ltd., Class H	66,282
127,000	Teco Electric & Machinery Co., Ltd.	92,115
13,900	Xinjiang Goldwind Science & Technology Co., Ltd.	24,256
33,600	Zhuzhou CSR Times Electric Co., Ltd.	191,908

		867,756

Electronic Equipment, Instruments & Components (2.6%):
46,500	AAC Technologies Holdings, Inc.	477,432
561,000	AU Optronics Corp.	235,782
35,300	Delta Electronics Thai PCL	76,131

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
113,000	Delta Electronics, Inc.	$484,534
59,000	Foxconn Technology Co., Ltd.	143,901
7,300	Hangzhou Hikvision Digital-A	30,399
945,000	Hon Hai Precision Industry Co., Ltd.	2,434,107
514,000	Innolux Corp.	178,360
44,000	Kingboard Chemical Holdings, Ltd.	143,526
55,500	Kingboard Laminates Holdings, Ltd.	49,184
6,000	Largan Precision Co., Ltd.	714,591
13,562	LG Display Co., Ltd.	233,370
1,006	LG Innotek Co., Ltd.	118,395
3,394	Samsung Electro-Mechanics Co., Ltd., Series L	424,930
3,322	Samsung SDI Co., Ltd.	774,446
43,500	Sunny Optical Technology Group Co., Ltd.	502,195
100,000	Synnex Technology International Corp.	127,527
18,000	Walsin Technology Corp.	125,289
88,000	WPG Holdings, Ltd.(a)	109,240
14,377	Yageo Corp.	215,646
26,000	Zhen Ding Technology Holding, Ltd.	58,035

		7,657,020

Energy Equipment & Services (0.1%):
94,000	China Oilfield Services, Ltd.	102,001
222,100	Dialog Group Berhad	187,124

		289,125

Entertainment (0.6%):
860,000	Alibaba Pictures Group, Ltd.*	117,621
4,099	CD Projekt SA*	208,499
1,119	Ncsoft Corp.	446,437
4,624	NetEase, Inc., ADR	1,055,428
1,142	Netmarble Games Corp.	118,348
281	Pearl Abyss Corp.*	54,171

		2,000,504

Equity Real Estate Investment Trusts (0.4%):
131,506	Emlak Konut Gayrimenkul Yatiirim	39,095
195,844	Fibra UNO Amdinistracion SA	259,053
65,874	Fortress REIT, Ltd., Class A^	78,276
60,832	Fortress REIT, Ltd., Class B^	65,339
155,303	Growthpoint Properties, Ltd.	255,064
16,836	Hyprop Investments, Ltd.	109,877
312,282	Redefine Properties, Ltd.	220,917
20,451	Resilient REIT, Ltd.	84,127

		1,111,748

Food & Staples Retailing (1.7%):
27,300	Atacadao Distribuicao Comercio E Industria, Ltd.	100,125
6,021	Avenue Supermarts, Ltd.*	115,985
69,700	Berli Jucker PCL	128,191
536	BGF Retail Co., Ltd.	99,296
19,836	Bid Corp., Ltd.	413,603
10,714	BIM Birlesik Magazalar AS	144,629
69,490	Cencosud SA	165,278
12,218	Clicks Group, Ltd.	151,095
297,500	CP All PCL	633,656
2,473	Dongsuh Companies, Inc.	46,823
1,280	E-Mart Co., Ltd.	239,468
1,911	GS Retail Co., Ltd.	66,183
21,576	Magnit OJSC, Registered Shares, GDR	306,453
25,356	Pickn Pay Stores, Ltd.	123,088
34,000	President Chain Store Corp.	399,130
13,924	Raia Drogasil SA	249,818
25,193	Shoprite Holdings, Ltd.	341,308

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
154,500	Sun Art Retail Group, Ltd.	$199,768
12,481	The Spar Group, Ltd.	162,438
302,843	Wal-Mart de Mexico SAB de C.V.	918,839
6,120	X5 Retail Group NV, Registered Shares, GDR	138,201

		5,143,375

Food Products (1.8%):
28,774	BRF-Brasil Foods SA*	156,122
1,671	Britannia Industries, Ltd.	134,282
182,700	Charoen Pokphand Foods Public Co., Ltd.	142,602
280,000	China Huishan Dairy Holdings Co., Ltd.*^(a)	5,365
167,000	China Mengniu Dairy Co., Ltd.	555,241
453	CJ CheilJedang Corp.	136,168
95,000	Dali Foods Group Co., Ltd.	68,361
87,700	Felda Global Ventures Holdings	32,846
3,700	Foshan Haitian Flavouring & Food Co., Ltd.	42,629
16,400	Genting Plantations Berhad	37,639
13,566	Gruma, SAB de C.V., Class B	172,491
91,351	Grupo Bimbo SAB de C.V., Series A	194,410
7,800	Inner Mongolia Yili Indsutrial Group Co., Ltd.	29,024
128,600	IOI Corp. Berhad	141,036
54,024	JBS SA	125,090
25,700	Kuala Lumpur Kepong Berhad	155,098
7,200	M Dias Branco SA	70,304
1,480	Nestle India, Ltd.	198,099
4,000	Nestle Malaysia Berhad	141,523
1,487	Orion Corp.	141,434
84	Ottogi Corp.	56,437
8,845	Pioneer Foods, Ltd.	57,602
31,080	PPB Group Berhad	126,084
341,800	PT Charoen Pokphand Indonesia Tbk	116,267
161,400	PT Indofood CBP Sukses Makmur Tbk	95,606
244,500	PT Indofood Sukses Makmur Tbk	96,795
136,900	Sime Darby Plantation Berhad	175,104
17,000	Standard Foods Corp.	28,295
128,100	Thai Union Frozen Products PCL	70,881
10,199	Tiger Brands, Ltd.	190,661
124,000	Tingyi (Caymen Is) Holding Corp.	227,880
10,652	Ulker Biskuvi Sanayi AS*	29,952
67,000	Uni-President China Holdings, Ltd.	71,452
288,000	Uni-President Enterprises Corp.	751,980
56,770	Universal Robina Corp.	151,880
321,000	Want Want China Holdings, Ltd.	270,445

		5,197,085

Gas Utilities (0.6%):
27,500	Beijing Enterprises Holdings, Ltd.	154,259
105,800	China Gas Holdings, Ltd.	299,250
62,000	China Resources Gas Group, Ltd.	252,347
46,000	ENN Energy Holdings, Ltd.	399,717
37,734	GAIL India, Ltd.	197,331
32,977	Infraestructura Energetica Nova, SAB de C.V.	163,907
1,962	Korea Gas Corp.*	107,337
39,100	Petronas Gas Berhad	178,409
755,000	PT Perusahaan Gas Negara Tbk	113,731

		1,866,288

Health Care Equipment & Supplies (0.1%):
65,400	Hartalega Holdings Berhad	104,619

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
132,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	$130,306
32,400	Top Glove Corp. Berhad	83,461

		318,386

Health Care Providers & Services (0.5%):
236,200	Bangkok Dusit Medical Services Public Co., Ltd.	186,227
24,700	Bumrungrad Hospital PCL	142,015
1,982	Celltrion Healthcare Co., Ltd.*	164,699
123,600	IHH Healthcare Berhad	155,727
86,850	Life Healthcare Group Holdings Pte, Ltd.	150,930
65,752	Netcare, Ltd.	112,313
18,400	OdontoPrev SA	58,324
43,100	Shanghai Pharmaceuticals Holding Co., Ltd.	107,857
9,200	Shanghai Pharmaceuticals Holding Co., Ltd.	27,432
70,800	Sinopharm Group Co., Series H	347,017

		1,452,541

Health Care Technology (0.1%):
244,000	Alibaba Health Information Technology, Ltd.*	236,078

Hotels, Restaurants & Leisure (0.8%):
3,500	China International Travel Service Corp., Ltd., Class A	34,622
130,000	Genting Berhard	245,387
183,000	Genting Malaysia Berhad	220,649
7,624	Huazhu Group, Ltd., ADR	246,255
29,670	Jollibee Foods Corp.	141,169
6,104	Kangwon Land, Inc.	157,896
140,800	Minor International PCL	178,443
15,544	OPAP SA	163,149
21,414	Yum China Holdings, Inc.	751,845

		2,139,415

Household Durables (0.3%):
16,369	Arcelik AS	37,654
3,126	Coway Co., Ltd.	244,013
5,299	Gree Electric Appliances, Inc. of Zhuhai, Class A*	30,911
83,000	Haier Electronics Group Co., Ltd.	223,519
811	Hanssem Co., Ltd.	56,016
6,402	LG Electronics, Inc.	408,804
5,100	Midea Group Co., Ltd.-A(a)	29,871
10,000	Nien Made Enterprise Co., Ltd.	77,938

		1,108,726

Household Products (0.4%):
37,729	Hindustan Unilever, Ltd.	837,256
78,482	Kimberl- Clark de Mexico SAB de C.V.	139,255
92,100	PT Unilever Indonesia Tbk	290,619

		1,267,130

Independent Power and Renewable Electricity Producers (0.4%):
107,100	Aboitiz Power Corp.	66,319
545,000	Cgn Power Co., Ltd., Class H	128,917
179,000	China Longyuan Power Group Corp.	150,583
41,500	China National Nuclear Power Co., Ltd.	36,253
108,000	China Resources Power Holdings Co.	190,010
23,400	China Yangtze Power Co., Ltd.	55,719
546,185	Colbun SA	117,961
8,800	Electricity Genera PCL	64,006

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers, continued
11,300	Engie Brasil Energia SA	$99,481
28,900	Glow Energy PCL	78,668
294,000	Huaneng Power International, Inc., Class H	192,252
276,000	Huaneng Renewables Corp., Ltd.	82,205
97,251	NTPC, Ltd.	223,803

		1,486,177

Industrial Conglomerates (1.8%):
141,120	Aboitiz Equity Ventures, Inc.	128,262
175,934	Alfa SAB de C.V., Class A	226,229
254,400	Alliance Global Group, Inc.*	58,784
19,341	Bidvest Group, Ltd.	252,903
342,000	Citic, Ltd.	509,308
875	CJ Corp.	106,462
275,700	DMCI Holdings, Inc.	58,092
170,000	Far Eastern New Century Corp.	198,644
170,500	Fosun International, Ltd.	300,423
34,601	Grupo Carso SAB de C.V.	115,207
2,013	Hanwha Corp.	59,496
41,000	Hap Seng Consolidated Berhad	98,285
10,392	Industries Qatar Q.S.C.	356,010
184,960	JG Summit Holdings, Inc.	184,704
45,810	KOC Holdings AS	129,658
5,535	LG Corp.	362,297
1,592	Lotte Confectionery Co., Ltd.*	81,958
4,535	Samsung C&T Corp.	529,869
33,000	Shanghai Industrial Holdings, Ltd.	73,075
4,930	Siemens, Ltd.	64,223
169,500	Sime Darby Berhad	106,746
1,821	SK C&C Co., Ltd.	471,029
14,470	SM Investments Corp.	242,147
54,505	Turkiye Sise ve Cam Fabrikalari AS	52,848

		4,766,659

Insurance (3.7%):
2,219	Bajaj Finserv, Ltd.	183,924
38,177	BB Seguridade Participacoes SA	227,279
476,000	Cathay Financial Holding Co., Ltd.	818,175
451,000	China Life Insurance Co., Ltd.	1,018,014
157,134	China Life Insurance Co., Ltd.	157,955
6,000	China Pacific Insurance Group Co., Ltd., Class A	30,973
159,000	China Pacific Insurance Group Co., Ltd., Class H	608,453
97,600	China Taiping Insurance Holdings Co., Ltd.	342,487
20,876	Discovery, Ltd.	250,538
3,216	Dongbu Insurance Co., Ltd.	211,091
15,390	Hanwha Life Insurance Co., Ltd.	73,403
3,593	Hyundai Marine & Fire Insurance Co., Ltd.	135,899
7,924	Liberty Holding, Ltd.	63,013
50,823	MMI Holdings, Ltd.*	62,236
52,100	New China Life Insurance Co., Ltd.	249,722
4,500	New China Life Insurance Co., Ltd., Class A	33,039
270,000	Old Mutual, Ltd.	578,439
432,000	People’s Insurance Co. Group of China, Ltd.	192,759
414,000	Picc Property & Casuality Co., Ltd., Class H	486,280
10,700	Ping An Insurance Group Co. of China, Ltd.	106,609

Shares		Fair Value
Common Stocks, continued
Insurance, continued
302,000	Ping An Insurance Group Co. of China, Ltd.	$3,069,155
5,556	Porto Seguro SA	81,838
34,570	Powszechny Zaklad Ubezpieczen SA	372,316
12,775	Qatar Insurance Co.	133,650
32,924	Rand Merchant Investment Holdings, Ltd.	89,874
1,921	Samsung Fire & Marine Insurance Co., Ltd.	491,894
3,971	Samsung Life Insurance Co., Ltd.	348,358
89,871	Sanlam, Ltd.	502,110
485,898	Shin Kong Financial Holdings Co., Ltd.	190,100
14,112	Sul America SA	90,688

		11,200,271

Interactive Media & Services (6.8%):
5,708	58.com, Inc., ADR*	420,109
3,201	Autohome, Inc., ADR	247,789
16,121	Baidu, Inc., ADR*	3,686,551
2,326	Daum Kakao Corp.	249,600
10,823	Fang Holdings, Ltd., ADR*	28,032
8,416	Momo, Inc., ADR*	368,621
1,613	NHN Corp.	1,039,308
3,755	SINA Corp.*	260,897
332,500	Tencent Holdings, Ltd.	13,740,424
2,651	Weibo Corp., ADR*^	193,868
2,646	YY, Inc., ADR*	198,238

		20,433,437

Internet & Direct Marketing Retail (4.5%):
67,480	Alibaba Group Holding, Ltd., ADR*	11,118,005
2,123	Baozun, Inc., ADR*^	103,135
552	CJ O Shopping Co., Ltd.	123,424
22,810	Ctrip.com International, ADR*	847,848
41,759	JD.com, Inc., ADR*	1,089,492
26,040	Vipshop Holdings, Ltd., ADR*	162,490

		13,444,394

IT Services (1.8%):
76,993	Cielo SA	232,613
3,318	Gds Holdings, Ltd., ADR*^	116,561
33,870	HCL Technologies, Ltd.	508,395
203,238	Infosys, Ltd.	2,042,858
2,007	Samsung SDS Co., Ltd.	417,858
53,385	Tata Consultancy Services, Ltd.	1,605,670
29,797	Tech Mahindra, Ltd.	306,525
68,000	Travelsky Technology, Ltd., Series H	176,271
67,360	Wipro, Ltd.	300,819

		5,707,570

Leisure Products (0.1%):
18,000	Giant Manufacturing Co., Ltd.	76,844
1,750	HLB, Inc.*	189,391

		266,235

Life Sciences Tools & Services (0.3%):
44,000	Genscript Biotech Corp.*	74,361
958	Samsung Biologics Co., Ltd.*	461,031
28,000	Wuxi Biologics Cayman, Inc.*	280,440

		815,832

Machinery (0.8%):
8,000	AirTac International Group	78,267
78,790	Ashok Leyland, Ltd.	129,508
98,500	China Conch Venture Holdings, Ltd.	343,564
25,099	CRRC Corp., Ltd., Class A	31,529
241,000	CRRC Corp., Ltd., Class H	220,044
2,340	Doosan Bobcat, Inc.	85,143
44,000	Haitian International Holdings, Ltd.	97,626

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
13,090	Hiwin Technologies Corp.	$108,122
2,166	Hyundai Heavy Industries Co.*	262,499
436	Hyundai Robotics Co., Ltd.*	159,228
21,696	Samsung Heavy Industries Co., Ltd., Class R*	157,998
35,500	Sinotruk Hong Kong, Ltd.	77,327
49,176	WEG SA	239,907
132,000	Weichai Power Co., Ltd., Class H	163,714

		2,154,476

Marine (0.0%):
102,000	Cosco Shipping Holdings Co., Ltd.*	41,982
142,687	Evergreen Marine Corp. (Taiwan), Ltd.	59,797
70,400	MISC Berhad	103,112

		204,891

Media (2.1%):
108,100	Astro Malaysia Holdings Berhad	38,370
4,891	Cheil Worldwide, Inc.	95,472
8,600	China Literature, Ltd.*	54,084
13,280	Cyfrowy Polsat SA*	80,040
142,187	Grupo Televisa SAB	505,341
25,540	Naspers, Ltd.	5,499,759
404,000	PT Surya Citra Media Tbk	50,754
30,612	ZEE Entertainment Enterprises, Ltd.	185,273

		6,509,093

Metals & Mining (3.3%):
151,500	Alrosa PAO	247,154
288,000	Aluminum Corp. of China, Ltd.*	127,658
58,000	Angang Steel Co., Ltd.	51,817
3,733	Anglo American Platinum, Ltd.	121,908
24,740	AngloGold Ashanti, Ltd.	213,221
25,400	Baoshan Iron & Steel Co., Ltd., Class A	29,002
210,000	China Molybdenum Co., Ltd., Class H	88,080
672,000	China Steel Corp.	561,317
9,240	Cia de Minas Buenaventura SA, ADR	123,908
43,200	Companhia Siderurgica Nacional SA (CSN)	100,027
81,505	Eregli Demir ve Celik Fabrikalari T.A.S.	149,134
53,673	Gold Fields	128,616
202,642	Grupo Mexico SAB de C.V., Series B	583,309
65,477	Hindalco Industries, Ltd.	207,550
5,176	Hyundai Steel Co.	263,625
9,186	Industrias Penoles SAB de C.V.	158,078
3,202	Jastrzebska Spolka Weglowa SA*	57,390
86,000	Jiangxi Copper Co., Ltd.	99,455
47,699	JSW Steel, Ltd.	251,163
8,941	KGHM Polska Miedz SA*	215,807
530	Korea Zinc Co.	208,333
4,432	Kumba Iron Ore, Ltd.^	100,525
153,767	Magnitogorsk Iron & Steel Works PJSC	122,546
3,650	MMC Norilsk Nickel PJSC	634,905
132,000	MMG, Ltd.*	67,168
77,152	Novolipetsk Steel PJSC	209,629
1,838	Polyus PJSC	115,778
4,414	POSCO	1,172,364
90,100	Press Metal Aluminium Holdings Berhad	105,810
11,606	Severstal	193,302
5,033	Southern Copper Corp.	217,124
20,514	Tata Steel, Ltd.	164,389

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
185,218	Vale SA	$2,740,591
74,604	Vedanta, Ltd.	239,030
398,000	Zijin Mining Group Co., Ltd.	153,109

		10,222,822

Multiline Retail (0.5%):
12,985	El Puerto de Liverpool SAb de C.V.^	97,580
753	Hyundai Department Store Co., Ltd.	67,457
44,035	Lojas Renner SA	337,615
691	Lotte Shopping Co., Ltd.	130,543
4,232	Magazine Luiza SA	128,906
141,900	PT Matahari Department Store Tbk	65,835
34,100	Robinson Department Store Public Co., Ltd.	74,215
41,065	S.A.C.I. Falabella	334,396
425	Shinsegae Department Store Co.	138,932
55,062	Woolworths Holdings, Ltd.	192,925

		1,568,404

Multi-Utilities (0.0%):
1,773	Qatar Electricity & Water Co.	93,694
236,964	YTL Corporation Berhad	71,509

		165,203

Oil, Gas & Consumable Fuels (8.1%):
133,700	Banpu Public Co., Ltd.	79,020
48,027	Bharat Pertoleum Corp., Ltd.	247,738
30,900	China Petroleum & Chemical Corp., Class A	31,987
1,484,000	China Petroleum & Chemical Corp., Class H	1,488,166
204,000	China Shenhua Energy Co., Ltd.	461,977
1,078,000	CNOOC, Ltd.	2,129,880
43,889	Coal India, Ltd.	161,102
8,335	Cosan sa industria e Comercio	66,670
299,839	Ecopetrol SA	408,254
22,578	Empresas Copec SA	348,960
79,400	Energy Absolute Public Co., Ltd.	118,560
13,204	Exxaro Resources, Ltd.^	135,116
69,000	Formosa Petrochemical Corp.	333,014
614,709	Gazprom PJSC	1,525,591
6,397	Grupa Lotos SA	130,212
3,320	GS Holdings	164,893
41,744	Hindustan Petroleum Corp., Ltd.	144,848
80,362	Indian Oil Corp., Ltd.	170,059
61,500	Inner Mongolia Yitai Coal Co., Ltd.	73,814
541,600	IRPC PCL	113,734
206,000	Kunlun Energy Co., Ltd.	239,635
24,795	LUKOIL PJSC	1,901,567
20,032	MOL Hungarian Oil & Gas plc	215,931
5,532	NovaTek OAO, Registered Shares, GDR	1,016,238
46,100	Oil & Gas Development Co., Ltd.	56,811
69,904	Oil & Natural Gas Corp., Ltd.	170,933
1,290,000	PetroChina Co., Ltd., Class H	1,052,352
226,132	Petroleo Brasileiro SA*	1,181,592
174,685	Petroleo Brasileiro SA	1,052,064
15,500	Petronas Dagangan Berhad	98,431
30,962	Petronet LNG, Ltd.	96,021
17,997	Polski Koncern Naftowy Orlen SA	492,716
93,495	Polskie Gornictwo Naftowe i Gazownictwo SA	163,759
996,300	PT Adaro Energy Tbk	122,423
100,500	PT United Tractors Tbk	222,341
82,500	PTT Exploration & Production PCL	394,534
670,000	PTT PCL	1,124,766
165,589	Reliance Industries, Ltd.	2,874,465

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
64,921	Rosneft Oil Co., Registered Shares, GDR	$486,960
3,893	SK Energy Co., Ltd.	754,635
2,674	S-Oil Corp.	330,187
382,361	Surgutneftegas OJSC	160,122
479,800	Surgutneftegas Prefernce	278,905
88,374	Tatneft PJSC	1,127,429
58,300	Thai Oil Public Co., Ltd.	159,672
7,686	Tupras-Turkiye Petrol Rafine	171,253
21,790	Ultrapar Participacoes SA	201,221
130,000	Yanzhou Coal Mining Co.	150,492

		24,631,050

Paper & Forest Products (0.6%):
71,055	Empresas CMPC SA	286,904
14,594	Fibria Celulose SA	272,140
82,000	Lee & Man Paper Manufacturing, Ltd.	75,788
7,306	Mondi, Ltd.	200,592
99,000	Nine Dragons Paper Holdings, Ltd.	107,071
148,500	PT Indah Kiat Pulp & Paper Corp Tbk	172,841
34,838	Sappi, Ltd.	218,628
25,579	Suzano Papel e Celulose SA	303,988

		1,637,952

Personal Products (0.8%):
1,908	Amorepacific Corp.	449,047
635	Amorepacific Corp.	78,729
1,878	Amorepacific Group	157,914
33,415	Dabur India, Ltd.	196,770
20,704	Godrej Consumer Products, Ltd.	219,573
44,500	Hengan International Group Co., Ltd.	408,309
148	LG Household & Health Care, Ltd.	107,256
530	LG Household & Health Care, Ltd.	609,472
27,460	Marico, Ltd.	126,200
11,900	Natura Cosmeticos SA	83,575

		2,436,845

Pharmaceuticals (1.4%):
22,714	Aspen Pharmacare Holdings, Ltd.	272,228
13,816	Aurobindo Pharma, Ltd.	142,070
14,212	Cadila Healthcare, Ltd.	75,713
816	Celltrion Pharm, Inc.*	58,843
85,000	China Medical System Holdings, Ltd.	118,185
284,000	China Pharmaceutical Enterprise & Investment Corp.	602,327
129,500	China Resources Pharmaceutical	204,220
120,000	China Traditional Chinese Medicine Co., Ltd.	81,598
18,014	Cipla, Ltd.	162,586
6,730	Dr Reddy’s Laboratories, Ltd.	235,096
9,570	Glenmark Pharmaceuticals, Ltd.	83,399
349	Hanmi Pharm Co., Ltd.	157,316
899	Hanmi Science Co., Ltd.	71,155
17,832	Hypermarcas SA	125,810
3,900	Jiangsu Hengrui Medicine Co. Limited	36,021
10,100	Kangmei Pharmaceutical Co., Ltd., Class A	32,134
13,889	Lupin, Ltd.	172,777
58,000	Luye Pharma Group, Ltd.	52,022
5,303	Piramal Enterprises, Ltd.	168,255
1,104,900	PT Kalbe Farma Tbk	102,256
8,905	Richter Gedeon Nyrt	166,745
31,000	Shanghai Fosun Pharmaceutical Group Co., Ltd.	122,149
262,000	Sihuan Pharmaceutical Holdings Group, Ltd.	53,716
403,500	Sino Biopharmaceutical, Ltd.	376,010

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
78,000	SSY Group, Ltd.	$75,372
45,727	Sun Pharmaceutical Industries, Ltd.	392,902
610	Yuhan Corp.	133,366

		4,274,271

Professional Services (0.0%):
1,403	51job, Inc., ADR*	108,017

Real Estate Management & Development (2.5%):
106,000	Agile Property Holdings, Ltd.	147,814
217,681	Aldar Properties PJSC	108,454
434,100	Ayala Land, Inc.	321,918
10,148	Barwa Real Estate Co.	98,537
42,679	BR Malls Participacoes SA*	101,992
77,800	Central Pattana PCL	199,679
154,000	China Evergrande Group	431,414
12,400	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	33,691
230,000	China Overseas Land & Investment, Ltd.	720,298
176,000	China Resources Land, Ltd.	616,419
9,000	China Vanke Co., Ltd., Class A	31,813
71,800	China Vanke Co., Ltd., Class H	234,665
222,000	CIFI Holdings Group Co., Ltd.	100,670
441,000	Country Garden Holdings Co., Ltd.	548,823
120,230	Damac Properties Dubai Co. PJSC	66,795
135,116	Emaar Malls PJSC	67,332
226,194	Emaar Properties PJSC	304,990
64,021	Ezdan Holding Group*	187,417
258,000	Franshion Properties China, Ltd.	117,265
98,000	Future Land Development Holdings, Ltd.	62,527
45,000	Greentown China Holdings, Ltd.	41,602
64,800	Guangzhou R&F Properties Co., Ltd., Class H	118,949
61,000	Highwealth Construction Corp.	96,675
109,100	IOI Properties Group Berhad	44,107
56,000	Jiayuan International Group, Ltd.^	95,866
116,000	Kaisa Group Holdings, Ltd.	37,169
69,500	KWG Property Holding, Ltd.	63,517
76,000	Logan Property Holdings Co., Ltd.	84,819
101,000	Longfor Properties Co., Ltd.	258,004
770,000	Megaworld Corp.	62,730
5,256	Multiplan Empreendimentos Imobiliarios SA	24,457
16,645	NEPI Rockcastle plc	151,286
18,100	Poly Real Estate Group Co., Ltd., Class A	32,026
570,800	PT Bumi Serpong Damai Tbk*	44,227
1,266,300	PT Pakuwon Jati Tbk	43,693
68,400	Ruentex Development Co., Ltd.(a)	79,990
60,100	Shanghai Lujiazue	82,341
75,500	Shimao Property Holdings, Ltd.	188,396
169,500	Sime Darby Property Berhad	48,325
218,500	Sino-Ocean Land Holdings, Ltd.	96,655
523,100	SM Prime Holdings, Inc.	351,069
118,500	Soho China, Ltd.	46,004
137,000	Sunac China Holdings, Ltd.	421,456
302,000	Yuexiu Property Co., Ltd.	53,583
89,000	Yuzhou Properties Co., Ltd.	36,182

		7,105,641

Road & Rail (0.1%):
404,600	BTS Group Holdings PCL	116,246
400	CJ Korea Express Co., Ltd.*	56,955
5,736	Container Corp. of India, Ltd.	49,637
22,699	Daqin Railway Co., Ltd., Class A	27,154

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
29,026	Localiza Rent a Car SA	$164,318
56,464	Rumo SA*	208,764

		623,074

Semiconductors & Semiconductor Equipment (5.9%):
203,465	ASE Technology Holding Co., Ltd.	492,714
966,000	GCL-Poly Energy Holdings, Ltd.*	67,845
11,000	Globalwafers Co., Ltd.	121,102
126,481	Macronix International Co., Ltd.	105,502
87,000	MediaTek, Inc.	702,761
48,000	Nanya Technology Corp.	91,246
40,000	Novatek Microelectronics Corp.	196,447
10,000	Phison Electronics Corp.	79,412
42,000	Powertech Technology, Inc.	114,620
32,000	Realtek Semiconductor Corp.	142,550
183,800	Semiconductor Manufacturing International Corp.*	198,502
33,914	SK Hynix, Inc.	2,235,132
1,434,000	Taiwan Semiconductor Manufacturing Co., Ltd.	12,244,940
701,000	United Microelectronics Corp.	367,846
62,000	Vanguard International Semiconductor Corp.	136,164
24,000	WIN Semiconductors Corp.	104,958
201,000	Winbond Electronics Corp.	95,367
146,000	Xinyi Solar Holdings, Ltd.	44,960

		17,542,068

Software (0.1%):
110,000	Kingdee International Software Group Co., Ltd.	117,990
47,000	Kingsoft Corp., Ltd.	88,595

		206,585

Specialty Retail (0.4%):
2,316	FF Group*(a)	11,615
651,000	GOME Electrical Appliances Holdings, Ltd.*^	66,506
271,400	Home Product Center Public Co., Ltd.	132,580
17,000	Hotai Motor Co., Ltd.	144,680
1,936	Hotel Shilla Co., Ltd.	189,427
5,140	Jumbo SA	76,410
15,795	Mr.Price Group, Ltd.	254,682
16,380	Petrobras Distribuidora SA	78,977
17,100	Suning.com Co., Ltd., Class A	33,508
14,576	The Foschini Group, Ltd.	178,558
24,019	Truworths International, Ltd.	141,671
30,000	Zhongsheng Group Holdings, Ltd.	72,271

		1,380,885

Technology Hardware, Storage & Peripherals (5.0%):
203,000	Acer, Inc.	167,713
18,199	Advantech Co., Ltd.	135,558
41,000	Asustek Computer, Inc.	352,607
57,900	BOE Technology Group Co., Ltd., Class A	26,526
40,000	Catcher Technology Co., Ltd.	439,994
36,360	Chicony Electronics Co., Ltd.	73,583
262,000	Compal Electronics, Inc.	162,555
22,699	Focus Media Information Technology Co., Ltd., Class A	28,100
45,000	High Tech Computer Corp.*	59,809
176,000	Inventec Corp.	157,893
17,400	Legend Holdings Corp., Class H	53,336
470,000	Lenovo Group, Ltd.^	343,313
138,000	Lite-On Technology Corp.	173,483

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
89,500	Meitu, Inc.*	$62,676
42,000	Micro-Star International Co., Ltd.	112,955
112,000	Pegatron Corp.	222,330
144,000	Quanta Computer, Inc.	250,654
280,567	Samsung Electronics Co., Ltd.	11,752,370
162,863	Wistron Corp.	106,110

		14,681,565

Textiles, Apparel & Luxury Goods (0.7%):
67,000	Anta Sports Products, Ltd.	321,606
1,856	CCC SA	110,677
11,220	Eclat Textile Co., Ltd.	138,594
23,000	Feng Tay Enterprise Co., Ltd.	141,658
49,000	Formosta Taffeta Co., Ltd.	59,439
81	LPP SA	189,486
318	Page Industries, Ltd.	144,213
120,000	Pou Chen Corp.	126,712
39,000	Ruentex Industries, Ltd.	77,504
42,000	Shenzhou International Group	538,873
18,747	Titan Co., Ltd.	208,045

		2,056,807

Thrifts & Mortgage Finance (0.8%):
92,359	Housing Development Finance Corp., Ltd.	2,235,013
15,959	Indiabulls Housing Finance, Ltd.	188,592
17,192	LIC Housing Finance, Ltd.	99,016

		2,522,621

Tobacco (0.6%):
9,900	British American Tobacco Malaysia Berhad	75,894
197,097	ITC, Ltd.	809,890
6,899	KT&G Corp.	646,912
28,200	PT Gudang Garam Tbk	140,121
533,100	PT Hanjaya Mandala Sampoerna TbK	137,689

		1,810,506

Trading Companies & Distributors (0.0%):
8,500	BOC Aviation, Ltd.	65,930
1,713	Daewoo International Corp.	32,346

		98,276

Transportation Infrastructure (0.9%):
28,085	Adani Ports & Special Economic Zone, Ltd.	127,476
260,700	Airports of Thailand Public Co., Ltd.	526,972
476,100	Bangkok Expressway & Metro	128,045
106,000	Beijing Capital International Airport Co., Ltd.	128,069
81,228	China Merchants Holdings International Co., Ltd.	155,382
75,436	Companhia de Concessoes Rodoviarias	156,734
112,000	Cosco Pacific, Ltd.	123,227
11,337	DP World, Ltd.	216,187
10,570	Grupo Aeroportuario de Sur	216,021
23,100	Grupo Aeroporturaio del Pacifico SAB de C.V.	252,765
35,200	International Container Terminal Services, Inc.	61,369
84,000	Jiangsu Expressway Co., Ltd., Series H	107,559
54,700	Malaysia Airports Holdings Berhad	117,870
15,232	Promotora y Operadora de Infraestructura SAB de C.V.	162,154

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure, continued
150,707	PT Jasa Marga Persero Tbk	$45,201
43,000	Shenzhen International Holdings, Ltd.	88,709
108,000	Taiwan High Speed Rail Corp.	105,784
11,315	TAV Havalimanlari Holding AS	58,765
70,800	Westports Holding Berhad	65,067
106,000	Zhejiang Expressway Co., Ltd.	88,005

		2,931,361

Water Utilities (0.2%):
180,991	Aguas Andinas SA, Class A	100,220
328,000	Beijing Enterprises Water Group, Ltd.	174,775
23,502	Cia Saneamento Basico Do Estado de Sao Paulo	137,703
176,000	Guangdong Investment, Ltd.	312,606

		725,304

Wireless Telecommunication Services (3.0%):
57,400	Advanced Info Service Public Co., Ltd.	356,389
1,964,909	America Movil SAB de C.V., Series L	1,580,455
160,900	Axiata Group Berhad	177,175
79,657	Bharti Airtel, Ltd.	371,927
360,000	China Mobile, Ltd.	3,533,342
36,300	China United Network Communications, Ltd.	29,399
181,800	DIGI.com Berhad	211,620
8,615	Empresa Nacional de Telecomunicaciones SA	73,271
90,000	Far EasTone Telecommunications Co., Ltd.	214,540
2,300	Globe Telecom, Inc.	93,667
94,240	Idea Cellular, Ltd.*	50,139
107,200	Maxis Berhad	151,200
30,032	Mobile TeleSystems PJSC, ADR	256,173
95,770	MTN Group, Ltd.	593,077
4,845	PLDT, Inc.	122,577
1,176	SK Telecom Co., Ltd.	298,353
96,000	Taiwan Mobile Co., Ltd.	344,316
47,360	Tim Participacoes SA	137,807
64,877	Turkcell Iletisim Hizmetleri AS	124,241
35,890	Vodacom Group, Ltd.	319,535

		9,039,203

Total Common Stocks (Cost $236,460,949)		294,709,709

Preferred Stocks (2.0%):
Automobiles (0.1%):
2,422	Hyundai Motor Co., Ltd., 4.84%, 1/25/19	184,978

Banks (1.0%):
190,895	Banco Bradesco SA, 0.61%, 11/1/18	1,351,076
185,337	Itau Unibanco Holding SA, Series S, 10/29/2018	2,025,438

		3,376,514

Chemicals (0.1%):
11,261	Braskem SA, Class A, 5.39% , 11/12/18	162,525

Food & Staples Retailing (0.1%):
10,387	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Series A, 0.02%, 2/19/19	223,760

Metals & Mining (0.1%):
60,232	Gerdau SA, 0.35%, 11/21/18	254,764

Multiline Retail (0.1%):
47,082	Lojas Americanas SA, 0.09%, 1/3/19	184,336

Shares		Fair Value
Preferred Stocks, continued
Technology Hardware, Storage & Peripherals (0.5%):
49,807	Samsung Electronics Co., Ltd., 12/27/18	$1,698,830

Total Preferred Stocks (Cost $5,696,960)		6,085,707

Warrant (0.0%):
Road & Rail (0.0%):
44,955	BTS Group Holdings PCL	—

Total Warrant (Cost $–)		—

Right (0.0%):
Electric Utilities (0.0%):
178,922	Rushydro Pjsc - Rights, Expires on 12/31/49*	—

Total Right (Cost $–)		—

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (0.7%):
$ 2,017,096	AZL MSCI Emerging Markets Equity Index Fund Securities Lending Collateral Account(b)	2,017,096

Total Securities Held as Collateral for Securities on Loan (Cost $2,017,096)		2,017,096

Total Investment Securities (Cost $244,175,005) - 100.2%		302,812,512
Net other assets (liabilities) - (0.2)%		(480,614)

Net Assets - 100.0%		$302,331,898

Percentages indicated are based on net assets as of September 30, 2018.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2018. The total value of securities on loan as of September 30, 2018, was $1,826,177.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2018. The total of all such securities represent 0.08% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2018.

Amounts shown as “-” are either $0 or rounds to less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2018:

Country	Percentage
Bermuda	0.3%
Brazil	6.1%
Cayman Islands	2.1%
Chile	1.1%
China	21.8%
Colombia	0.5%
Czech Republic	0.2%
Egypt	0.1%
Greece	0.3%
Hong Kong	6.4%
Hungary	0.3%
India	8.5%
Indonesia	1.9%
Korea, Republic Of	0.2%
Luxembourg	0.1%
Malaysia	2.4%
Mexico	3.1%
Pakistan	0.1%
Peru	— %^
Philippines	1.0%
Poland	1.2%
Qatar	0.9%
Republic of Korea (South)	14.6%
Romania	—%
Russian Federation	3.7%
Singapore	— %^
South Africa	6.0%
Switzerland	0.2%
Taiwan, Province Of China	12.1%
Thailand	2.5%
Turkey	0.6%
United Arab Emirates	0.7%
United States	1.0%

100.0%

^	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Futures Contracts

Cash of $103,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
Mini MSCI Emerging Markets Index December Futures (U.S. Dollar)	12/21/18	39	$2,046,915	$44,917

				$44,917

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (99.1%):
Aerospace & Defense (2.2%):
1,624	Arconic, Inc.	$35,744
11,607	BAE Systems plc	95,187
1,972	Boeing Co. (The)	733,387
6,773	Bombardier, Inc., Class B*	24,123
946	CAE, Inc.	19,206
10	Dassault Aviation SA	18,479
106	Elbit Systems, Ltd.	13,444
2,091	European Aeronautic Defence & Space Co. NV	262,126
401	Finmeccanica SpA	4,832
893	General Dynamics Corp.	182,815
445	Harris Corp.	75,298
165	Huntington Ingalls Industries, Inc.	42,253
272	L3 Technologies, Inc.	57,833
910	Lockheed Martin Corp.	314,824
3,047	Meggitt plc	22,475
198	MTU Aero Engines AG	44,595
601	Northrop Grumman Corp.	190,739
1,037	Raytheon Co.	214,306
604	Rockwell Collins, Inc.	84,844
5,970	Rolls-Royce Holdings plc*	76,734
1,190	Safran SA	166,524
6,300	Singapore Technologies Engineering, Ltd.	16,404
450	Spirit AeroSystems Holdings, Inc., Class A	41,252
960	Textron, Inc.	68,611
368	Thales SA	52,233
166	TransDigm Group, Inc.*	61,802
2,700	United Technologies Corp.	377,487

		3,297,557

Air Freight & Logistics (0.6%):
3,854	Bollore, Inc.	16,643
478	C.H. Robinson Worldwide, Inc.	46,806
3,619	Deutsche Post AG	129,037
617	Expeditors International of Washington, Inc.	45,368
920	FedEx Corp.	221,527
3,442	Royal Mail plc	21,379
2,460	United Parcel Service, Inc., Class B	287,205
437	XPO Logistics, Inc.*	49,892
1,300	Yamato Holdings Co., Ltd.	39,924

		857,781

Airlines (0.1%):
400	All Nippon Airways Co., Ltd.	13,975
468	American Airlines Group, Inc.	19,342
624	Delta Air Lines, Inc.	36,087
966	Deutsche Lufthansa AG, Registered Shares	23,731
585	easyJet plc	10,004
2,262	International Consolidated Airlines Group SA	19,356
400	Japan Airlines Co., Ltd.	14,381
2,200	Singapore Airlines, Ltd.	15,675
491	Southwest Airlines Co.	30,663
239	United Continental Holdings, Inc.*	21,285

		204,499

Auto Components (0.6%):
500	Aisin Sieki Co., Ltd.	24,347
914	Aptiv plc	76,685
348	Autoliv, Inc.^	30,165
686	BorgWarner, Inc.	29,347
2,200	Bridgestone Corp.	83,155
626	Compagnie Generale des Establissements Michelin SCA, Class B	74,730

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
411	Continental AG	$71,536
1,600	Denso Corp.	84,489
299	Faurecia	17,952
724	Goodyear Tire & Rubber Co.	16,934
400	Koito Manufacturing Co., Ltd.	26,239
251	Lear Corp.	36,395
1,106	Magna International	58,105
2,000	Minth Group, Ltd.	8,178
700	NGK Spark Plug Co., Ltd.	20,401
400	NOK Corp.	6,869
459	Nokian Renkaat OYJ	18,781
1,473	Pirelli & C SpA*	12,346
264	Schaeffler AG	3,365
600	Stanley Electric Co., Ltd.	20,518
2,900	Sumitomo Electric Industries, Ltd.	45,503
700	Sumitomo Rubber Industries, Ltd.	10,508
300	Toyoda Gosei Co., Ltd.	7,401
600	Toyota Industries Corp.	35,500
842	Valeo SA	36,555
300	Yokohama Rubber Co., Ltd. (The)	6,469

		862,473

Automobiles (1.3%):
1,168	Bayerische Motoren Werke AG (BMW)	105,194
3,310	Daimler AG, Registered Shares	208,481
445	Ferrari NV	61,075
4,033	Fiat Chrysler Automobiles NV*	70,713
13,261	Ford Motor Co.	122,664
2,100	Fuji Heavy Industries, Ltd.	64,343
4,452	General Motors Co.	149,899
541	Harley-Davidson, Inc.	24,507
5,900	Honda Motor Co., Ltd.	178,652
1,900	Isuzu Motors, Ltd.	29,954
2,200	Mazda Motor Corp.	26,422
2,700	Mitsubishi Motors Corp.	19,067
8,100	Nissan Motor Co., Ltd.	75,839
2,225	PSA Peugeot Citroen SA	59,846
650	Renault SA	56,141
1,300	Suzuki Motor Corp.	74,492
466	Tesla Motors, Inc.*^	123,383
8,100	Toyota Motor Corp.	502,627
130	Volkswagen AG	22,600
1,100	Yamaha Motor Co., Ltd.	30,851

		2,006,750

Banks (8.3%):
1,626	ABN AMRO Group NV	44,258
3,636	AIB Group plc	18,614
400	Aozora Bank, Ltd.	14,295
10,309	Australia & New Zealand Banking Group, Ltd.	209,502
24,410	Banco Bilbao Vizcaya Argentaria SA	154,315
21,685	Banco de Sabadell SA	33,647
58,066	Banco Santander SA	290,174
3,600	Bank Hapoalim BM	26,345
5,141	Bank Leumi Le-Israel Corp.	33,903
34,509	Bank of America Corp.	1,016,635
4,800	Bank of East Asia, Ltd. (The)	17,801
3,384	Bank of Ireland Group plc	25,905
2,300	Bank of Montreal	189,734
4,303	Bank of Nova Scotia	256,514
1,540	Bank of Queensland, Ltd.	12,262
4,962	Bankia SA	19,321
2,483	Bankinter SA	22,862
60,651	Barclays plc	135,580
2,732	BB&T Corp.	132,611
1,721	Bendigo & Adelaide Bank, Ltd.	13,366

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
3,996	BNP Paribas SA	$244,187
12,500	BOC Hong Kong Holdings, Ltd.	59,035
1,592	Canadian Imperial Bank of Commerce^	149,191
3,000	Chiba Bank, Ltd. (The)	20,492
1,100	Chuo Mitsui Trust Holdings, Inc.	45,277
464	CIT Group, Inc.	23,947
9,145	Citigroup, Inc.	656,062
1,764	Citizens Financial Group, Inc.	68,037
614	Comerica, Inc.	55,383
3,447	Commerzbank AG*	35,917
6,350	Commonwealth Bank of Australia	327,600
4,400	Concordia Financial Group, Ltd.	21,573
4,079	Credit Agricole SA	58,594
13,526	Criteria Caixacorp SA	61,425
2,612	Danske Bank A/S	68,538
6,500	DBS Group Holdings, Ltd.	123,745
3,558	DnB NOR ASA	74,886
473	East West Bancorp, Inc.	28,555
1,178	Erste Group Bank AG	48,855
2,490	Fifth Third Bancorp	69,521
566	First Republic Bank	54,336
600	Fukuoka Financial Group, Inc.	16,504
2,700	Hang Seng Bank, Ltd.	72,935
72,007	HSBC Holdings plc	628,481
3,736	Huntington Bancshares, Inc.	55,741
13,690	ING Groep NV	177,462
52,005	Intesa Sanpaolo SpA	132,341
1,600	Japan Post Bank Co., Ltd.	18,915
12,178	JPMorgan Chase & Co.	1,374,165
940	KBC Group NV	69,874
3,845	KeyCorp	76,477
258,254	Lloyds Banking Group plc	199,261
482	M&T Bank Corp.	79,308
3,600	Mebuki Financial Group, Inc.	12,454
2,255	Mediobanca SpA	22,455
42,500	Mitsubishi UFJ Financial Group, Inc.	264,594
514	Mizrahi Tefahot Bank, Ltd.	9,008
87,800	Mizuho Financial Group, Inc.	153,126
9,576	National Australia Bank, Ltd.	192,412
1,174	National Bank of Canada	58,641
10,697	Nordea Bank AB	116,515
12,100	Oversea-Chinese Banking Corp., Ltd.	101,208
1,195	People’s United Financial, Inc.	20,458
1,687	PNC Financial Services Group, Inc.	229,753
556	Raiffeisen International Bank-Holding AG	15,986
4,208	Regions Financial Corp.	77,217
7,200	Resona Holdings, Inc.	40,454
5,126	Royal Bank of Canada	410,954
17,623	Royal Bank of Scotland Group plc	56,965
400	Shinsei Bank, Ltd.	6,538
2,000	Shizuoka Bank, Ltd. (The)	17,957
207	Signature Bank	23,772
5,566	Skandinaviska Enskilda Banken AB, Class A	62,115
2,733	Societe Generale	117,184
10,199	Standard Chartered plc	84,451
4,800	Sumitomo Mitsui Financial Group, Inc.	193,768
1,704	SunTrust Banks, Inc.	113,810
195	SVB Financial Group*	60,612
5,247	Svenska Handelsbanken AB, Class A	66,231
3,130	Swedbank AB, Class A	77,546

Shares		Fair Value
Common Stocks, continued
Banks, continued
6,661	Toronto-Dominion Bank (The)	$404,818
5,575	U.S. Bancorp	294,416
7,379	Unicredit SpA	110,618
5,004	United Overseas Bank, Ltd.	98,911
16,551	Wells Fargo & Co.	869,921
12,158	Westpac Banking Corp.	244,806
1,000	Yamaguchi Financial Group, Inc.	10,898
697	Zions Bancorp	34,955

		12,539,791

Beverages (1.8%):
2,752	Anheuser-Busch InBev NV	240,822
1,300	Asahi Breweries, Ltd.	56,367
933	Brown-Forman Corp., Class B	47,163
363	Carlsberg A/S, Class B	43,533
2,188	Coca-Cola Amatil, Ltd.	15,434
500	Coca-Cola Bottlers Japan Holdings, Inc.	13,380
14,427	Coca-Cola Co. (The)	666,383
782	Coca-Cola European Partners plc	35,406
698	Coca-Cola HBC AG	23,744
595	Constellation Brands, Inc., Class C	128,294
2,076	Davide Campari - Milano SpA	17,671
8,846	Diageo plc	313,228
423	Heineken Holding NV	38,298
909	Heineken NV	85,104
3,100	Kirin Holdings Co., Ltd.	79,448
696	Molson Coors Brewing Co., Class B	42,804
1,561	Monster Beverage Corp.*	90,975
5,096	PepsiCo, Inc.	569,733
756	Pernod Ricard SA	124,004
74	Remy Cointreau SA	9,637
500	Suntory Beverage & Food, Ltd.	21,135
2,611	Treasury Wine Estates, Ltd.	32,839

		2,695,402

Biotechnology (2.0%):
5,431	AbbVie, Inc.	513,663
816	Alexion Pharmaceuticals, Inc.*	113,432
593	Alkermes plc*	25,167
336	Alnylam Pharmaceuticals, Inc.*	29,407
2,366	Amgen, Inc.	490,447
757	Biogen Idec, Inc.*	267,456
650	BioMarin Pharmaceutical, Inc.*	63,031
2,633	Celgene Corp.*	235,627
1,622	CSL, Ltd.	234,481
222	Genmab A/S*	34,899
4,634	Gilead Sciences, Inc.	357,791
1,016	Grifols SA	28,582
670	Incyte Corp.*	46,284
292	Regeneron Pharmaceuticals, Inc.*	117,980
349	Seattle Genetics, Inc.*	26,915
3,202	Shire plc	193,155
176	United Therapeutics Corp.*	22,507
921	Vertex Pharmaceuticals, Inc.*	177,514

		2,978,338

Building Products (0.5%):
583	A.O. Smith Corp.	31,115
307	Allegion plc	27,805
800	Asahi Glass Co., Ltd.	33,213
3,747	Assa Abloy AB, Class B	75,348
1,758	Compagnie de Saint-Gobain SA	75,801
900	Daikin Industries, Ltd.	119,854
468	Fortune Brands Home & Security, Inc.	24,504
133	Geberit AG, Registered Shares	61,658
3,323	Johnson Controls International plc	116,305

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Building Products, continued
120	Lennox International, Inc.	$26,208
1,000	Lixil Group Corp.	19,264
1,128	Masco Corp.	41,285
422	Owens Corning, Inc.	22,902
500	TOTO, Ltd.	20,752

		696,014

Capital Markets (2.7%):
3,720	3i Group plc	45,581
210	Affiliated Managers Group, Inc.	28,711
546	Ameriprise Financial, Inc.	80,622
220	Amundi SA	16,483
606	ASX, Ltd.	27,780
3,562	Bank of New York Mellon Corp. (The)	181,626
427	BlackRock, Inc., Class A+	201,258
3,035	Brookfield Asset Management, Inc., Class A	135,101
412	CBOE Holdings, Inc.	39,536
4,317	Charles Schwab Corp. (The)	212,181
879	CI Financial Corp.	13,959
1,238	CME Group, Inc.	210,720
9,333	Credit Suisse Group AG	140,119
5,900	Daiwa Securities Group, Inc.	35,821
7,107	Deutsche Bank AG, Registered Shares	81,039
686	Deutsche Boerse AG	91,902
977	E*TRADE Financial Corp.*	51,185
451	Eaton Vance Corp.	23,705
1,172	Franklin Resources, Inc.	35,641
1,290	Goldman Sachs Group, Inc. (The)	289,269
1,005	Hargreaves Lansdown plc	29,240
4,300	Hong Kong Exchanges & Clearing, Ltd.	122,191
310	IGM Financial, Inc.	8,521
2,080	Intercontinental Exchange, Inc.	155,771
1,642	Invesco, Ltd.	37,569
2,442	Investec plc	17,133
2,000	Japan Exchange Group, Inc.	34,857
888	Julius Baer Group, Ltd.	44,400
1,115	London Stock Exchange Group plc	66,601
1,191	Macquarie Group, Ltd.	107,811
609	Moody’s Corp.	101,825
4,784	Morgan Stanley	222,790
316	MSCI, Inc., Class A	56,062
392	NASDAQ OMX Group, Inc. (The)	33,634
3,360	Natixis	22,765
11,500	Nomura Holdings, Inc.	54,608
762	Northern Trust Corp.	77,823
63	Partners Group Holding AG	49,956
434	Raymond James Financial, Inc.	39,950
913	S&P Global, Inc.	178,391
400	SBI Holdings, Inc.	12,434
341	Schroders plc	13,736
544	SEI Investments Co.	33,238
3,200	Singapore Exchange, Ltd.	17,249
1,995	St. James Place plc	29,701
1,282	State Street Corp.	107,406
859	T. Rowe Price Group, Inc.	93,786
1,046	TD Ameritrade Holding Corp.	55,260
1,048	Thomson Reuters Corp.	47,827
13,758	UBS Group AG	217,066

		4,031,840

Chemicals (2.6%):
1,517	Air Liquide SA	199,230
806	Air Products & Chemicals, Inc.	134,642

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
700	Air Water, Inc.	$12,850
942	AkzoNobel NV	88,064
365	Albemarle Corp.	36,420
263	Arkema SA	32,532
4,400	Asahi Kasei Corp.	66,753
832	Axalta Coating Systems, Ltd.*	24,261
3,311	BASF SE	294,214
464	Celanese Corp., Series A	52,896
758	CF Industries Holdings, Inc.	41,266
702	Chemours Co. (The)	27,687
384	Christian Hansen Holding A/S	38,941
883	Clariant AG	22,964
708	Covestro AG	57,386
512	Croda International plc	34,665
1,000	Daicel Chemical Industries, Ltd.	11,622
8,261	DowDuPont, Inc.	531,264
519	Eastman Chemical Co.	49,679
953	Ecolab, Inc.	149,411
34	EMS-Chemie Holding AG	20,252
653	Evonik Industries AG	23,386
522	FMC Corp.	45,508
172	Frutarom Industries, Ltd.	17,824
275	Fuchs Petrolub AG	15,358
32	Givaudan SA, Registered Shares	78,641
500	Hitachi Chemical Co., Ltd.	10,180
6,485	Incitec Pivot, Ltd.	18,648
261	International Flavor & Fragrances, Inc.	36,310
2,151	Israel Chemicals, Ltd.	13,182
758	Johnson Matthey plc	35,141
800	JSR Corp.	14,936
747	K+S AG, Registered Shares^	15,676
500	Kansai Paint Co., Ltd.	9,216
592	Koninklijke DSM NV	62,691
1,300	Kuraray Co., Ltd.	19,550
270	Lanxess AG	19,772
650	Linde AG	153,700
1,208	LyondellBasell Industries NV, Class A	123,832
244	Methanex Corp.	19,263
4,700	Mitsubishi Chemical Holdings Corp.	44,991
400	Mitsubishi Gas Chemical Co., Inc.	8,517
800	Mitsui Chemicals, Inc.	20,012
1,289	Mosaic Co. (The)	41,867
600	Nippon Paint Holdings Co., Ltd.	22,400
500	Nissan Chemical Industries, Ltd.	26,416
500	Nitto Denko Corp.	37,492
899	Novozymes A/S, Class B	49,254
2,293	Nutrien, Ltd.	132,413
1,427	Orica, Ltd.	17,492
878	PPG Industries, Inc.	95,816
1,054	Praxair, Inc.	169,409
294	Sherwin Williams Co.	133,832
1,300	Shin-Etsu Chemical Co., Ltd.	115,176
500	Showa Denko K.K.	27,608
420	Sika AG	61,100
249	Solvay SA	33,353
6,000	Sumitomo Chemical Co., Ltd.	35,121
400	Symrise AG	36,492
600	Taiyo Nippon Sanso Corp.	8,978
700	Teijin, Ltd.	13,429
5,200	Toray Industries, Inc.	39,076
1,000	Tosoh Corp.	15,404
776	Umicore SA	43,343
141	Westlake Chemical Corp.	11,719

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
682	Yara International ASA	$33,438

		3,933,961

Commercial Services & Supplies (0.5%):
1,000	Babcock International Group plc	9,421
5,458	Brambles, Ltd.	42,999
344	Cintas Corp.	68,047
760	Copart, Inc.*	39,163
1,000	Dai Nippon Printing Co., Ltd.	23,262
805	Edenred	30,643
6,037	G4S plc	19,015
648	ISS A/S	22,778
400	Park24 Co., Ltd.	12,090
847	Republic Services, Inc., Class A	61,543
401	Rollins, Inc.	24,337
700	SECOM Co., Ltd.	57,079
1,209	Securitas AB, Class B	21,044
109	Societe BIC SA	9,977
300	Sohgo Security Services Co., Ltd.	13,185
334	Stericycle, Inc.*	19,599
1,000	Toppan Printing Co., Ltd.	16,069
914	Waste Connections, Inc.	72,910
1,575	Waste Management, Inc.	142,316

		705,477

Communications Equipment (0.9%):
188	Arista Networks, Inc.*	49,982
16,873	Cisco Systems, Inc.	820,871
795	CommScope Holding Co., Inc.*	24,454
228	F5 Networks, Inc.*	45,468
1,112	Juniper Networks, Inc.	33,327
566	Motorola Solutions, Inc.	73,659
20,385	Nokia OYJ	113,042
338	Palo Alto Networks, Inc.*	76,138
11,312	Telefonaktiebolaget LM Ericsson, Class B	100,199

		1,337,140

Construction & Engineering (0.4%):
834	ACS Actividades de Construccion y Servicios SA	35,336
805	Bouygues SA	34,757
148	Cimic Group, Ltd.	5,476
295	Eiffage SA	32,911
1,915	Ferrovial SA	39,594
547	Fluor Corp.	31,781
44	Hochtief AG	7,294
481	Jacobs Engineering Group, Inc.	36,796
800	JGC Corp.	18,356
1,500	Kajima Corp.	21,799
2,600	Obayashi Corp.	24,631
2,000	Shimizu Corp.	18,260
1,213	Skanska AB, Class B	23,813
583	SNC-Lavalin Group, Inc.	23,776
800	TAISEI Corp.	36,485
1,791	Vinci SA	170,357
377	WSP Global, Inc.	20,635

		582,057

Construction Materials (0.3%):
4,102	Boral, Ltd.	20,374
3,045	CRH plc	99,532
3,025	Fletcher Building, Ltd.*	13,013
529	HeidelbergCement AG	41,345
71	Imerys SA	5,242
1,726	James Hardie Industries SE	26,055
1,767	LafargeHolcim, Ltd., Registered Shares	87,170
239	Martin Marietta Materials, Inc.	43,486

Shares		Fair Value
Common Stocks, continued
Construction Materials, continued
500	Taiheiyo Cement Corp.	$15,691
496	Vulcan Materials Co.	55,155

		407,063

Consumer Finance (0.5%):
1,300	ACOM Co., Ltd.	5,241
400	Aeon Credit Service Co., Ltd.	8,285
1,649	Ally Financial, Inc.	43,616
2,633	American Express Co.	280,389
1,759	Capital One Financial Corp.	166,982
700	Credit Saison Co., Ltd.	11,412
1,196	Discover Financial Services	91,434
2,629	Synchrony Financial	81,709

		689,068

Containers & Packaging (0.2%):
3,908	Amcor, Ltd.	38,551
351	Avery Dennison Corp.	38,031
1,229	Ball Corp.	54,064
545	CCL Industries, Inc.	24,568
559	Crown Holdings, Inc.*	26,832
1,337	International Paper Co.	65,714
370	Packaging Corp. of America	40,585
609	Sealed Air Corp.	24,451
820	Smurfit Kappa Group plc	32,418
600	Toyo Seikan Kaisha, Ltd.	12,451
987	WestRock Co.	52,745

		410,410

Distributors (0.1%):
510	Genuine Parts Co.	50,694
400	Jardine Cycle & Carriage, Ltd.	9,359
1,183	LKQ Corp.*	37,466

		97,519

Diversified Consumer Services (0.0%):
400	Benesse Holdings, Inc.	11,392
876	H&R Block, Inc.	22,557

		33,949

Diversified Financial Services (1.0%):
11,633	AMP, Ltd.	26,813
4,593	Berkshire Hathaway, Inc., Class B*	983,407
2,251	Challenger, Ltd.	18,217
152	Eurazeo Se	11,965
446	EXOR NV	29,887
262	Groupe Bruxelles Lambert SA	27,445
681	Industrivarden AB, Class C	15,124
1,625	Investor AB, Class B	75,057
1,211	Jefferies Financial Group, Inc.	26,594
827	Kinnevik AB	24,985
342	L E Lundbergforetagen AB	11,524
1,300	Mitsubishi UFJ Lease & Finance Co., Ltd.	7,655
317	Onex Corp.	21,681
4,600	ORIX Corp.	74,585
88	Pargesa Holding SA	7,065
8,553	Standard Life plc	34,050
633	Voya Financial, Inc.	31,441
105	Wendel	15,615

		1,443,110

Diversified Telecommunication Services (1.8%):
26,035	AT&T, Inc.	874,256
597	BCE, Inc.	24,190
582	Belgacom SA	13,904
6,945	Bezeq Israeli Telecommunication Corp., Ltd. (The)	7,992
30,748	BT Group plc	90,193

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
3,542	CenturyLink, Inc.	$75,090
11,755	Deutsche Telekom AG, Registered Shares	189,406
563	Elisa OYJ	23,876
7,242	France Telecom SA	115,352
10,000	HKT Trust & HKT, Ltd.	13,749
103	Iliad SA	13,443
10,691	Koninklijke (Royal) KPN NV	28,194
2,400	Nippon Telegraph & Telephone Corp.	108,434
21,000	PCCW, Ltd.	12,235
27,900	Singapore Telecommunications, Ltd.	66,072
88	Swisscom AG, Registered Shares	39,953
6,633	Telecom Corp. of New Zealand, Ltd.	17,796
41,770	Telecom Italia SpA*	25,311
21,887	Telecom Italia SpA	11,751
3,135	Telefonica Deutschland Holding AG	13,251
17,205	Telefonica SA	135,576
2,495	Telenor ASA	48,789
10,107	Telia Co AB	46,409
16,000	Telstra Corp., Ltd.	36,888
752	TELUS Corp.	27,722
838	TPG Telecom, Ltd.	5,160
475	United Internet AG, Registered Shares	22,471
14,874	Verizon Communications, Inc.	794,123
709	Zayo Group Holdings, Inc.*	24,616

		2,906,202

Electric Utilities (1.7%):
912	Alliant Energy Corp.	38,824
1,812	American Electric Power Co., Inc.	128,435
6,654	AusNet Services	7,834
2,500	Chubu Electric Power Co., Inc.	37,822
1,100	Chugoku Electric Power Co., Inc. (The)	14,137
3,000	CK Infrastructure Holdings, Ltd.	23,765
5,500	CLP Holdings, Ltd.	64,372
2,524	Duke Energy Corp.	201,970
1,181	Edison International	79,930
9,354	EDP - Energias de Portugal SA	34,545
2,156	Electricite de France	37,821
225	Emera, Inc.	6,997
952	Endesa SA	20,552
28,886	Enel SpA	147,588
637	Entergy Corp.	51,680
999	Evergy, Inc.	54,865
1,167	Eversource Energy	71,700
3,513	Exelon Corp.	153,378
1,624	FirstEnergy Corp.	60,364
1,385	Fortis, Inc.	44,912
1,472	Fortum OYJ	36,893
7,500	HK Electric Investments, Ltd.^	7,570
5,500	Hongkong Electric Holdings, Ltd.	38,204
1,223	Hydro One, Ltd.	18,598
21,007	Iberdrola SA	153,881
2,800	Kansai Electric Power Co., Inc. (The)	42,202
1,700	Kyushu Electric Power Co., Inc.	20,518
1,671	NextEra Energy, Inc.	280,060
776	OGE Energy Corp.	28,184
680	Orsted A/S	46,179
1,798	PG&E Corp.*	82,726
367	Pinnacle West Capital Corp.	29,059
2,382	PPL Corp.	69,697
1,700	Red Electrica Corporacion SA	35,524
3,382	Scottish & Southern Energy plc	50,482
3,593	Southern Co. (The)	156,655

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
4,286	Terna SpA	$22,840
1,800	Tohoku Electric Power Co., Inc.	24,432
5,700	Tokyo Electric Power Co., Inc. (The)*	27,988
1,789	Xcel Energy, Inc.	84,459

		2,537,642

Electrical Equipment (0.8%):
6,718	ABB, Ltd.	159,030
124	Acuity Brands, Inc.	19,493
852	AMETEK, Inc.	67,410
1,570	Eaton Corp. plc	136,166
2,284	Emerson Electric Co.	174,909
400	Fuji Electric Holdings Co., Ltd.	16,025
901	Legrand SA	65,599
200	Mabuchi Motor Co., Ltd.	8,074
17,934	Melrose Industries plc	46,648
6,500	Mitsubishi Electric Corp.	89,056
800	Nidec Corp.	115,139
350	OSRAM Licht AG	13,913
907	Prysmian SpA	21,055
449	Rockwell Automation, Inc.	84,196
1,955	Schneider Electric SA	157,265
672	Sensata Technologies Holding plc*	33,298
973	Siemens Gamesa Renewable Energy*	12,280
702	Vestas Wind Systems A/S	47,422

		1,266,978

Electronic Equipment, Instruments & Components (0.8%):
700	ALPS Electric Co., Ltd.	17,787
1,094	Amphenol Corp., Class A	102,858
272	Arrow Electronics, Inc.*	20,052
367	Avnet, Inc.	16,431
509	CDW Corp.	45,260
658	Cognex Corp.	36,730
2,987	Corning, Inc.	105,441
2,085	Flextronics International, Ltd.*	27,355
420	FLIR Systems, Inc.	25,817
500	Hamamatsu Photonics K.K.	19,916
890	Hexagon AB, Class B	52,135
105	Hirose Electric Co., Ltd.	11,459
300	Hitachi High-Technologies Corp.	10,338
3,400	Hitachi, Ltd.	115,559
218	Ingenico Group^	16,561
143	IPG Photonics Corp.*	22,318
300	Keyence Corp.	174,074
683	Keysight Technologies, Inc.*	45,269
1,200	Kyocera Corp.	72,062
600	Murata Manufacturing Co., Ltd.	92,025
400	Nippon Electric Glass Co., Ltd.	12,580
700	Omron Corp.	29,576
700	Shimadzu Corp.	21,923
400	TDK Corp.	43,645
1,254	TE Connectivity, Ltd.	110,264
771	Trimble Navigation, Ltd.*	33,508
1,000	Venture Corp., Ltd.	12,890
1,000	Yaskawa Electric Corp.	29,669
900	Yokogawa Electric Corp.	19,043

		1,342,545

Energy Equipment & Services (0.4%):
1,556	Baker Hughes, a GE Co.^	52,639
3,205	Halliburton Co.	129,899
427	Helmerich & Payne, Inc.	29,365
2,567	John Wood Group plc	25,812
1,360	National-Oilwell Varco, Inc.	58,589

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
4,918	Schlumberger, Ltd.	$299,605
1,519	Technipfmc plc	47,469
1,915	Tenaris SA	32,120

		675,498

Entertainment (1.5%):
2,642	Activision Blizzard, Inc.	219,788
500	DeNA Co., Ltd.	8,833
1,079	Electronic Arts, Inc.*	130,009
400	Konami Corp.	15,672
765	Liberty Media Group, Class C*	28,450
548	Live Nation, Inc.*	29,850
1,555	Netflix, Inc.*	581,772
1,400	Nexon Co., Ltd.*	18,307
400	Nintendo Co., Ltd.	146,023
402	Take-Two Interactive Software, Inc.*	55,472
400	Toho Co., Ltd.	12,555
3,860	Twenty-First Century Fox, Inc.	178,834
1,543	Twenty-First Century Fox, Inc., Class B	70,700
274	UbiSoft Entertainment SA*	29,648
1,259	Viacom, Inc., Class B	42,504
3,773	Vivendi Universal SA	96,993
5,278	Walt Disney Co. (The)	617,209

		2,282,619

Equity Real Estate Investment Trusts (2.3%):
373	Alexandria Real Estate Equities, Inc.	46,920
1,586	American Tower Corp.	230,445
9,400	Ascendas Real Estate Investment Trust	18,134
493	AvalonBay Communities, Inc.	89,307
577	Boston Properties, Inc.	71,023
2,984	British Land Co. plc	23,969
881	Brookfield Property REIT, Inc., Class A	18,439
349	Camden Property Trust	32,656
10,600	CapitaLand Commercial Trust	13,803
10,000	CapitaMall Trust	16,288
1,476	Crown Castle International Corp.	164,323
5	Daiwahouse Residential Investment Corp.	11,439
3,890	Dexus Property Group	29,679
710	Digital Realty Trust, Inc.	79,861
1,337	Duke Realty Corp.	37,931
290	Equinix, Inc.	125,538
1,317	Equity Residential Property Trust	87,264
247	Essex Property Trust, Inc.	60,937
492	Extra Space Storage, Inc.	42,627
237	Federal Realty Investment Trust	29,973
126	Fonciere des Regions SA	13,123
158	Gecina SA	26,378
7,223	GPT Group	27,117
716	H&R Real Estate Investment Trust	11,016
3,070	Hammerson plc	18,258
1,803	HCP, Inc.	47,455
2,539	Host Hotels & Resorts, Inc.	53,573
90	ICADE	8,339
1,183	Invitation Homes, Inc.	27,103
957	Iron Mountain, Inc.	33,036
4	Japan Prime Realty Investment Corp.	14,261
5	Japan Real Estate Investment Corp.	26,233
11	Japan Retail Fund Investment Corp.	19,957
1,638	Kimco Realty Corp.	27,420
640	Klepierre	22,672
2,886	Land Securities Group plc	33,197
566	Liberty Property Trust	23,914

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
8,000	Link REIT (The)	$78,716
365	Macerich Co. (The)	20,181
5,806	Macquarie Goodman Group	43,603
370	Mid-America Apartment Communities, Inc.	37,067
14,289	Mirvac Group	24,885
493	National Retail Properties, Inc.	22,096
5	Nippon Building Fund, Inc.	28,917
6	Nippon Prologis REIT, Inc.	11,879
15	Nomura Real Estate Master Fund, Inc.	20,525
2,284	ProLogis, Inc.	154,832
557	Public Storage, Inc.	112,308
1,090	Realty Income Corp.	62,010
566	Regency Centers Corp.	36,603
626	RioCan REIT	11,962
397	SBA Communications Corp.*	63,770
19,896	Scentre Group	56,851
3,901	SERGO plc	32,405
1,120	Simon Property Group, Inc.	197,960
320	SL Green Realty Corp.	31,210
6,870	Stockland Trust Group	20,557
8,200	Suntec REIT	11,576
1,048	UDR, Inc.	42,371
491	Unibail-Rodamco-Westfield	98,608
11	United Urban Investment Corp.	17,266
1,261	Ventas, Inc.	68,573
3,848	VEREIT, Inc.	27,936
12,778	Vicinity Centres	24,192
592	Vornado Realty Trust	43,216
1,360	Welltower, Inc.	87,475
2,695	Weyerhaeuser Co.	86,968

		3,240,126

Food & Staples Retailing (1.5%):
2,100	Aeon Co., Ltd.	50,613
1,573	Alimentation Couche-Tard, Inc.	78,693
2,139	Carrefour SA	40,969
240	Casino Guichard-Perrachon SA^	10,073
152	Colruyt SA^	8,596
1,574	Costco Wholesale Corp.	369,701
1,200	Dairy Farm International Holdings, Ltd.	10,798
460	Empire Co., Ltd., Class A	8,384
200	FamilyMart Co., Ltd.	20,772
182	ICA Gruppen AB	5,778
6,388	J Sainsbury plc	26,766
1,005	Jeronimo Martins SGPS SA	14,799
4,621	Koninklijke Ahold Delhaize NV	105,943
2,807	Kroger Co. (The)	81,712
200	LAWSON, Inc.	12,181
685	Loblaw Cos., Ltd.	35,197
706	METRO AG	11,061
973	Metro, Inc.	30,271
2,700	Seven & I Holdings Co., Ltd.	120,280
200	Sundrug Co., Ltd.	7,135
1,826	Sysco Corp.	133,755
34,175	Tesco plc	106,738
100	Tsuruha Holdings, Inc.	12,315
3,032	Walgreens Boots Alliance, Inc.	221,033
5,314	Wal-Mart Stores, Inc.	499,037
4,032	Wesfarmers, Ltd.	145,221
218	Weston (George), Ltd.	16,503
8,734	William Morrison Supermarkets plc	29,511

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
4,614	Woolworths, Ltd.^	$93,382
		2,307,217

Food Products (1.7%):
2,687	A2 Milk Co., Ltd.*	20,029
1,500	Ajinomoto Co., Inc.	25,747
1,952	Archer-Daniels-Midland Co.	98,127
1,195	Associated British Foods plc	35,654
17	Barry Callebaut AG, Registered Shares	32,194
553	Bunge, Ltd.	37,997
300	Calbee, Inc.	9,870
713	Campbell Soup Co.	26,117
1,299	Conagra Brands, Inc.	44,127
2,221	Danone SA	171,920
2,121	General Mills, Inc.	91,033
17,600	Golden Agri-Resources, Ltd.	3,217
477	Hershey Co. (The)	48,654
950	Hormel Foods Corp.^	37,430
288	Ingredion, Inc.	30,228
436	JM Smucker Co. (The)	44,738
921	Kellogg Co.	64,488
593	Kerry Group plc, Class A	65,541
600	Kikkoman Corp.	35,711
2,157	Kraft Heinz Co. (The)	118,872
4	Lindt & Spruengli AG	28,042
1,474	Marine Harvest	34,159
410	McCormick & Co.^	54,018
400	Meiji Holdings Co., Ltd.	26,869
5,285	Mondelez International, Inc., Class A	227,045
11,254	Nestle SA, Registered Shares	937,909
300	Nippon Meat Packers, Inc.	11,078
800	Nisshin Seifun Group, Inc.	17,538
200	Nissin Foods Holdings Co., Ltd.	13,750
3,107	Orkla ASA, Class A	26,258
790	Saputo, Inc.	23,501
300	Toyo Suisan Kaisha, Ltd.	11,634
1,095	Tyson Foods, Inc., Class A	65,185
23,000	WH Group, Ltd.	16,199
7,700	Wilmar International, Ltd.	18,115
300	Yakult Honsha Co., Ltd.	24,583
500	Yamazaki Baking Co., Ltd.	10,011

		2,587,588

Gas Utilities (0.0%):
608	AltaGas, Ltd.	9,674
4,712	APA Group	34,078
417	Atmos Energy Corp.	39,160
1,377	Gas Natural SDG SA	37,581
32,340	Hong Kong & China Gas Co., Ltd.	64,010
1,600	Osaka Gas Co., Ltd.	31,215
1,400	Tokyo Gas Co., Ltd.	34,419
558	UGI Corp.	30,958

		281,095

Health Care Equipment & Supplies (2.5%):
6,236	Abbott Laboratories	457,473
153	ABIOMED, Inc.*	68,812
280	Align Technology, Inc.*	109,542
1,790	Baxter International, Inc.	137,991
957	Becton, Dickinson & Co.	249,777
159	bioMerieux	13,245
4,956	Boston Scientific Corp.*	190,806
212	Cochlear, Ltd.	30,914
461	Coloplast A/S, Class B	47,118
4,781	Convatec Group plc	14,467
163	Cooper Cos., Inc. (The)	45,175
2,230	Danaher Corp.	242,312

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
906	Dentsply Sirona, Inc.	$34,192
747	Edwards Lifesciences Corp.*	130,053
748	Essilor International SA Compagnie Generale d’Optique	110,592
2,474	Fisher & Paykel Healthcare Corp., Ltd.	24,673
974	Hologic, Inc.*	39,915
1,300	HOYA Corp.	77,189
314	IDEXX Laboratories, Inc.*	78,393
405	Intuitive Surgical, Inc.*	232,470
3,437	Koninklijke Philips Electronics NV	156,516
4,888	Medtronic plc	480,832
1,100	Olympus Co., Ltd.	42,953
482	ResMed, Inc.	55,594
129	Sartorius AG	20,934
556	Siemens Healthineers AG*	24,447
2,931	Smith & Nephew plc	53,407
211	Sonova Holding AG, Registered Shares	41,999
39	Straumann Holding AG, Registered Shares	29,327
1,222	Stryker Corp.	217,125
600	Sysmex Corp.	51,716
170	Teleflex, Inc.	45,235
1,000	Terumo Corp.	59,257
318	Varian Medical Systems, Inc.*	35,594
379	William Demant Holding A/S*	14,235
735	Zimmer Holdings, Inc.	96,630

		3,760,910

Health Care Providers & Services (2.2%):
1,187	Aetna, Inc.	240,783
1,356	Al Noor Hospitals Group plc	7,572
700	Alfresa Holdings Corp.	18,736
588	AmerisourceBergen Corp.	54,225
911	Anthem, Inc.	249,660
1,143	Cardinal Health, Inc.	61,722
746	Centene Corp.*	108,006
863	Cigna Corp.	179,720
3,693	CVS Health Corp.	290,713
547	DaVita, Inc.*	39,182
1,994	Express Scripts Holding Co.*	189,450
746	Fresenius Medical Care AG & Co., KGaA	76,708
1,532	Fresenius SE & Co. KGaA	112,472
982	HCA Healthcare, Inc.	136,616
7,247	Healthscope, Ltd.	10,985
559	Henry Schein, Inc.*	47,532
501	Humana, Inc.	169,599
366	Laboratory Corp. of America Holdings*	63,567
746	McKesson Corp.	98,957
400	Medipal Holdings Corp.	8,350
378	NMC Health plc	16,711
496	Quest Diagnostics, Inc.	53,523
548	Ramsay Health Care, Ltd.	21,751
947	Ryman Healthcare, Ltd.	8,783
1,491	Sonic Healthcare, Ltd.	26,928
300	Suzuken Co., Ltd.	14,234
3,433	UnitedHealth Group, Inc.	913,314
292	Universal Health Services, Inc., Class B	37,329

		3,257,128

Health Care Technology (0.1%):
1,083	Cerner Corp.*	69,756

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Technology, continued
1,400	M3, Inc.	$31,750
435	Veeva Systems, Inc., Class A*	47,358

		148,864

Hotels, Restaurants & Leisure (1.6%):
683	Accor SA	35,010
929	Aramark Holdings Corp.	39,966
2,102	Aristocrat Leisure, Ltd.	42,964
1,555	Carnival Corp., Class A	99,162
602	Carnival plc	37,385
93	Chipotle Mexican Grill, Inc.*	42,270
5,600	Compass Group plc	124,496
1,460	Crown, Ltd.	14,409
413	Darden Restaurants, Inc.	45,921
255	Domino’s Pizza Enterprises, Ltd.	9,837
131	Domino’s Pizza, Inc.	38,619
207	Flight Centre, Ltd.^	7,921
9,000	Galaxy Entertainment Group, Ltd.	56,353
11,400	Genting Singapore, Ltd.	8,826
1,984	GVC Holdings plc	23,747
1,039	Hilton Worldwide Holdings, Inc.	83,930
704	Intercontinental Hotels Group plc	43,814
1,404	Las Vegas Sands Corp.	83,299
1,075	Marriott International, Inc., Class A	141,932
2,832	McDonald’s Corp.	473,766
200	McDonald’s Holdings Co., Ltd.	8,777
763	Melco Resorts & Entertainment, Ltd., ADR	16,137
2,822	Merlin Entertainments plc	14,712
2,400	MGM China Holdings, Ltd.	3,760
2,032	MGM Resorts International	56,713
784	Norwegian Cruise Line Holdings, Ltd.*	45,025
700	Oriental Land Co., Ltd.	73,215
308	Paddy Power plc	26,278
873	Restaurant Brands International, Inc.	51,697
578	Royal Caribbean Cruises, Ltd.	75,105
9,600	Sands China, Ltd.	42,983
10,000	SJM Holdings, Ltd.	9,118
301	Sodexo SA^	31,877
5,011	Starbucks Corp.	284,826
5,762	Tabcorp Holdings, Ltd.	20,229
1,739	TUI AG	33,322
136	Vail Resorts, Inc.	37,321
710	Whitbread plc	43,620
5,200	Wynn Macau, Ltd.	11,791
365	Wynn Resorts, Ltd.	46,377
1,155	Yum! Brands, Inc.	105,001

		2,491,511

Household Durables (0.6%):
3,899	Barratt Developments plc	28,792
503	Berkeley Group Holdings plc (The)	24,101
900	Casio Computer Co., Ltd.	14,715
1,209	D.R. Horton, Inc.	50,996
648	Electrolux AB, Series B, B Shares	14,260
447	Garmin, Ltd.	31,312
1,713	Husqvarna AB, Class B	14,572
600	Iida Group Holdings Co., Ltd.	10,676
538	Leggett & Platt, Inc.	23,559
1,070	Lennar Corp., Class A	49,958
220	Mohawk Industries, Inc.*	38,577
1,786	Newell Brands, Inc.	36,256
1,300	Nikon Corp.	24,431
11	NVR, Inc.*	27,179
8,200	Panasonic Corp.	95,556
1,137	Persimmon plc	35,011

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
948	PulteGroup, Inc.	$23,482
100	Rinnai Corp.	7,611
92	SEB SA	15,649
1,200	Sekisui Chemical Co., Ltd.	22,146
1,900	Sekisui House, Ltd.	28,981
400	Sharp Corp.	8,122
4,500	Sony Corp.	276,023
10,282	Taylor Wimpey plc	22,976
5,500	Techtronic Industries Co., Ltd.	35,142
621	Toll Brothers, Inc.	20,512
255	Whirlpool Corp.	30,281

		1,010,876

Household Products (1.1%):
869	Church & Dwight Co., Inc.	51,593
481	Clorox Co. (The)	72,347
3,002	Colgate-Palmolive Co.	200,984
2,044	Essity AB, Class B	51,356
336	Henkel AG & Co. KGaA	35,680
1,250	Kimberly-Clark Corp.	142,050
1,000	Lion Corp.	22,218
9,045	Procter & Gamble Co. (The)	752,815
2,417	Reckitt Benckiser Group plc	220,770
1,300	Unicharm Corp.	42,946

		1,592,759

Independent Power and Renewable Electricity Producers (0.1%):
2,498	AES Corp. (The)	34,972
500	Electric Power Development Co., Ltd.	13,840
3,164	Meridian Energy, Ltd.	6,887
787	Uniper SE	24,197
1,185	Vistra Energy Corp.*	29,483

		109,379

Industrial Conglomerates (1.4%):
2,121	3M Co., Class C	446,916
9,500	CK Hutchison Holdings, Ltd.	108,933
329	DCC plc	29,828
31,390	General Electric Co.	354,393
2,675	Honeywell International, Inc.	445,120
800	Jardine Matheson Holdings, Ltd.	50,196
700	Jardine Strategic Holdings, Ltd.	25,408
400	Keihan Electric Railway Co., Ltd.	15,281
4,300	Keppel Corp., Ltd.	21,888
7,370	NWS Holdings, Ltd.	14,573
361	Roper Industries, Inc.	106,932
700	Seibu Holdings, Inc.	12,591
3,000	SembCorp Industries, Ltd.	6,772
2,721	Siemens AG, Registered Shares	348,363
1,528	Smiths Group plc	29,778
2,500	Toshiba Corp.*	72,272

		2,089,244

Insurance (3.7%):
850	Admiral Group plc	23,022
6,113	AEGON NV	39,649
2,742	Aflac, Inc.	129,066
762	Ageas NV	40,950
44,200	AIA Group, Ltd.	394,938
57	Alleghany Corp.	37,194
1,562	Allianz SE, Registered Shares+	347,918
1,256	Allstate Corp. (The)	123,967
304	American Financial Group, Inc.	33,735
3,162	American International Group, Inc.	168,346
885	Aon plc	136,095
1,506	Arch Capital Group, Ltd.*	44,893
626	Arthur J. Gallagher & Co.	46,599

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
4,263	Assicurazioni Generali SpA	$73,493
174	Assurant, Inc.	18,783
572	Athene Holding, Ltd.*	29,550
14,776	Aviva plc	94,124
7,004	AXA SA	188,020
257	Axis Capital Holdings, Ltd.	14,831
160	Baloise Holding AG, Registered Shares	24,389
327	Brighthouse Financial, Inc.*	14,466
1,663	Chubb, Ltd.	222,244
539	Cincinnati Financial Corp.	41,401
697	CNP Assurances SA	16,784
3,700	Dai-ichi Life Insurance Co., Ltd.	77,041
5,556	Direct Line Insurance Group plc	23,429
130	Everest Re Group, Ltd.	29,701
106	Fairfax Financial Holdings, Ltd.	57,595
928	FNF Group	36,517
727	Gjensidige Forsikring ASA	12,258
1,141	Great-West Lifeco, Inc.	27,688
228	Hannover Rueck SE	32,201
1,259	Hartford Financial Services Group, Inc. (The)	62,900
396	Industrial Alliance Insurance & Financial Services, Inc.	15,837
8,439	Insurance Australia Group, Ltd.	44,636
551	Intact Financial Corp.	45,821
5,500	Japan Post Holdings Co., Ltd.	65,455
22,081	Legal & General Group plc	75,359
739	Lincoln National Corp.	50,001
993	Loews Corp.	49,878
7,294	Manulife Financial Corp.	130,406
2,456	MAPFRE SA	7,662
53	Markel Corp.*	62,990
1,866	Marsh & McLennan Cos., Inc.	154,356
10,769	Medibank Private, Ltd.	22,646
3,149	MetLife, Inc.	147,121
1,600	MS&AD Insurance Group Holdings, Inc.	53,282
523	Muenchener Rueckversicherungs-Gesellschaft AG	115,820
1,200	NKSJ Holdings, Inc.	51,114
1,129	NN Group NV	50,287
2,312	Poste Italiane SpA	18,471
1,383	Power Corp. of Canada	30,048
922	Power Financial Corp.	21,124
968	Principal Financial Group, Inc.	56,715
2,056	Progressive Corp. (The)	146,058
1,492	Prudential Financial, Inc.	151,169
9,367	Prudential plc	214,762
4,484	QBE Insurance Group, Ltd.	36,031
193	Reinsurance Group of America, Inc.	27,900
160	RenaissanceRe Holdings, Ltd.	21,373
4,071	RSA Insurance Group plc	30,478
1,525	Sampo OYJ, Class A	78,891
535	SCOR SA	24,828
500	Sony Financial Holdings, Inc.	11,023
2,062	Sun Life Financial, Inc.	81,985
4,547	Suncorp-Metway, Ltd.	47,364
130	Swiss Life Holding AG, Registered Shares	49,243
1,209	Swiss Re AG	111,542
1,800	T&D Holdings, Inc.	29,708
2,400	Tokio Marine Holdings, Inc.	119,112
389	Torchmark Corp.	33,722
948	Travelers Cos., Inc. (The)	122,965
213	Tryg A/S	5,302

Shares		Fair Value
Common Stocks, continued
Insurance, continued
730	UnumProvident Corp.	$28,521
358	W.R. Berkley Corp.	28,615
487	Willis Towers Watson plc	68,638
551	Zurich Insurance Group AG	174,059

		5,576,105

Interactive Media & Services (2.8%):
1,071	Alphabet, Inc., Class A*	1,292,783
1,124	Alphabet, Inc., Class C*	1,341,460
3,847	Auto Trader Group plc	22,389
8,580	Facebook, Inc., Class A*	1,411,067
281	IAC/InterActiveCorp.*	60,898
700	Kakaku.com, Inc.	13,695
200	Line Corp.*	8,442
117	REA Group, Ltd.	7,263
342	TripAdvisor, Inc.*	17,466
2,488	Twitter, Inc.*	70,808
5,500	Yahoo! Japan Corp.	19,801
443	Zillow Group, Inc., Class C*^	19,603

		4,285,675

Internet & Direct Marketing Retail (2.4%):
1,479	Amazon.com, Inc.*	2,962,438
171	Booking Holdings, Inc.*	339,264
335	Delivery Hero AG*	16,100
3,315	eBay, Inc.*	109,461
419	Expedia, Inc.	54,671
151	MercadoLibre, Inc.	51,411
1,663	Qurate Retail, Inc.*	36,935
3,700	Rakuten, Inc.	28,361
700	Start Today Co., Ltd.	21,196
340	Zalando SE*	13,215

		3,633,052

IT Services (3.7%):
2,258	Accenture plc, Class C	384,312
597	Akamai Technologies, Inc.*	43,671
169	Alliance Data Systems Corp.	39,911
1,640	Amadeus IT Holding SA	152,165
346	Atos Origin SA	41,115
1,581	Automatic Data Processing, Inc.	238,193
403	Broadridge Financial Solutions, Inc.	53,176
584	Capgemini SA	73,489
976	CGI Group, Inc., Class A*	62,936
2,065	Cognizant Technology Solutions Corp., Class A	159,315
1,800	Computershare, Ltd.	25,853
1,004	DXC Technology Co.	93,894
1,220	Fidelity National Information Services, Inc.	133,065
1,734	First Data Corp., Class A*	42,431
1,435	Fiserv, Inc.*	118,215
331	FleetCor Technologies, Inc.*	75,415
700	Fujitsu, Ltd.	49,866
324	Gartner, Inc.*	51,354
604	Global Payments, Inc.	76,950
543	GoDaddy, Inc., Class A*	45,281
3,304	International Business Machines Corp.	499,598
261	Jack Henry & Associates, Inc.	41,781
478	Leidos Holdings, Inc.	33,058
3,333	MasterCard, Inc., Class A	741,959
440	Nomura Research Institute, Ltd.	22,211
2,500	NTT Data Corp.	34,625
200	OBIC Co., Ltd.	18,911
400	Otsuka Corp.	14,932
1,176	Paychex, Inc.	86,612

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
4,014	PayPal Holdings, Inc.*	$352,590
802	Sabre Corp.	20,916
300	Shopify, Inc., Class A*	49,338
957	Square, Inc., Class A*	94,753
563	Total System Services, Inc.	55,591
322	VeriSign, Inc.*	51,559
6,386	Visa, Inc., Class A	958,474
1,477	Western Union Co.	28,152
411	Wirecard AG	88,996
1,079	Worldpay, Inc., Class A*	109,270

		5,263,933

Leisure Products (0.2%):
443	Hasbro, Inc.	46,568
1,326	Mattel, Inc.*	20,818
800	Namco Bandai Holdings, Inc.	31,091
239	Polaris Industries, Inc.^	24,127
800	Sega Sammy Holdings, Inc.	11,798
200	Shimano, Inc.	32,240
600	Yamaha Corp.	31,795

		198,437

Life Sciences Tools & Services (0.6%):
1,170	Agilent Technologies, Inc.	82,532
44	Eurofins Scientific SE	24,940
529	Illumina, Inc.*	194,175
543	IQVIA Holdings, Inc.*	70,449
276	Lonza Group AG, Registered Shares	94,156
95	Mettler-Toledo International, Inc.*	57,853
839	Qiagen NV*	31,751
1,450	Thermo Fisher Scientific, Inc.	353,915
282	Waters Corp.*	54,900

		964,671

Machinery (2.0%):
264	AGCO Corp.	16,049
1,121	Alfa Laval AB	30,368
607	Alstom SA	27,099
1,300	AMADA Co., Ltd.	13,872
291	Andritz AG	16,975
2,458	Atlas Copco AB, Class A	70,789
1,444	Atlas Copco AB, Class B	38,502
2,166	Caterpillar, Inc.	330,292
3,515	CNH Industrial NV	42,153
576	Cummins, Inc.	84,136
200	Daifuku Co., Ltd.	10,197
1,118	Deere & Co.	168,068
526	Dover Corp.	46,567
2,458	Epiroc AB, Class A*	27,472
1,444	Epiroc AB, Class B*	14,867
700	FANUC Corp.	132,028
458	Flowserve Corp.	25,048
1,143	Fortive Corp.^	96,241
524	GEA Group AG	18,663
1,200	Hino Motors, Ltd.	13,145
200	Hitachi Construction Machinery Co., Ltd.	6,690
200	Hoshizaki Electric Co., Ltd.	20,708
258	IDEX Corp.	38,870
600	IHI Corp.	22,737
1,072	Illinois Tool Works, Inc.	151,281
891	Ingersoll-Rand plc	91,149
800	JTEKT Corp.	11,711
500	Kawasaki Heavy Industries, Ltd.	14,106
282	Kion Group AG	17,331
3,300	Komatsu, Ltd.	100,436
1,245	Kone OYJ, Class B	66,457
3,700	Kubota Corp.	62,619

Shares		Fair Value
Common Stocks, continued
Machinery, continued
500	Kurita Water Industries, Ltd.	$14,559
800	Makita Corp.	40,082
87	MAN AG	9,459
472	Metso Corp. OYJ	16,675
210	Middleby Corp. (The)*^	27,164
1,400	Minebea Co., Ltd.	25,396
1,200	Misumi Group, Inc.	31,030
1,100	Mitsubishi Heavy Industries, Ltd.	42,488
400	Nabtesco Corp.	10,637
1,000	NGK Insulators, Ltd.	16,500
1,100	NSK, Ltd.	12,612
1,294	PACCAR, Inc.	88,238
468	Parker Hannifin Corp.	86,079
670	Pentair plc	29,045
4,220	Sandvik AB	74,927
141	Schindler Holding AG	35,121
74	Schindler Holding AG, Registered Shares	17,847
1,203	SKF AB, Class B	23,717
200	SMC Corp.	64,037
190	Snap-On, Inc.	34,884
529	Stanley Black & Decker, Inc.	77,467
400	Sumitomo Heavy Industries, Ltd.	14,277
600	THK Co., Ltd.	15,281
5,811	Volvo AB, Class B	102,666
210	WABCO Holdings, Inc.*	24,767
287	Wabtec Corp.	30,101
1,402	Wartsila Corp. OYJ, Class B	27,326
830	Weir Group plc (The)	19,068
611	Xylem, Inc.	48,801

		2,886,877

Marine (0.1%):
11	A.P. Moeller - Maersk A/S, Class A	14,422
22	A.P. Moeller - Maersk A/S, Class B	30,881
180	Kuehne & Nagel International AG, Registered Shares	28,504
500	Mitsui O.S.K. Lines, Ltd.	14,590
600	Nippon Yusen Kabushiki Kaisha	11,286

		99,683

Media (1.2%):
179	Axel Springer AG	12,042
1,226	CBS Corp., Class B	70,434
585	Charter Communications, Inc., Class A*	190,640
16,440	Comcast Corp., Class A	582,140
400	Cyberagent, Inc.	21,285
800	Dentsu, Inc.	37,008
447	Discovery Communications, Inc., Class A*^	14,304
1,175	Discovery Communications, Inc., Class C*	34,757
890	DISH Network Corp., Class A*	31,826
678	Eutelsat Communications SA	16,009
600	Hakuhodo DY Holdings, Inc.	10,526
4,548	Informa plc	45,131
1,539	Interpublic Group of Cos., Inc. (The)	35,197
13,978	ITV plc	28,729
176	JCDecaux SA	6,436
423	Liberty Broadband Corp., Class C*	35,659
692	Liberty Global plc, Class A*	20,020
2,063	Liberty Global plc, Class C*	58,094
369	Liberty SiriusXM Group, Class A*	16,029
619	Liberty SiriusXM Group, Class C*	26,896
1,432	News Corp., Class A	18,888

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
859	Omnicom Group, Inc.	$58,429
2,536	Pearson plc	29,359
854	ProSiebenSat.1 Media AG	22,178
762	Publicis Groupe SA	45,441
170	RTL Group	12,116
534	Schibsted ASA, Class B	18,512
1,431	SES Global, Class A	31,385
1,248	Shaw Communications, Inc., Class B	24,322
1,500	Singapore Press Holdings, Ltd.	3,149
5,788	Sirius XM Holdings, Inc.^	36,580
3,596	Sky plc	81,022
227	Telenet Group Holding NV*	12,496
4,388	WPP plc	64,136

		1,751,175

Metals & Mining (1.4%):
908	Agnico Eagle Mines, Ltd.	31,019
10,099	Alumina, Ltd.	20,167
3,834	Anglo American plc	85,867
1,249	Antofagasta plc	13,884
2,484	ArcelorMittal	77,013
4,195	Barrick Gold Corp.	46,417
7,636	BHP Billiton plc	165,916
11,525	BHP Billiton, Ltd.	286,827
1,801	BlueScope Steel, Ltd.	22,035
1,073	Boliden AB	29,882
2,679	First Quantum Minerals, Ltd.	30,513
6,052	Fortescue Metals Group, Ltd.	17,148
599	Franco-Nevada Corp.	37,475
5,129	Freeport-McMoRan Copper & Gold, Inc.	71,397
837	Fresnillo plc	8,945
42,000	Glencore International plc	181,022
3,385	Goldcorp, Inc.	34,492
1,100	Hitachi Metals, Ltd.	13,623
2,000	JFE Holdings, Inc.	45,670
4,800	Kinross Gold Corp.*	13,082
1,500	Kobe Steel, Ltd.	13,340
1,942	Lundin Mining Corp.	10,285
100	Maruichi Steel Tube, Ltd.	3,261
400	Mitsubishi Materials Corp.	11,928
2,928	Newcrest Mining, Ltd.	40,989
1,887	Newmont Mining Corp.	56,987
2,700	Nippon Steel Corp.	57,123
5,187	Norsk Hydro ASA	31,148
1,109	Nucor Corp.	70,366
263	Randgold Resources, Ltd.	18,651
4,194	Rio Tinto plc	211,564
1,530	Rio Tinto, Ltd.	86,644
18,228	South32, Ltd.	51,422
839	Steel Dynamics, Inc.	37,914
700	Sumitomo Metal & Mining Co., Ltd.	24,560
1,869	Teck Cominco, Ltd., Class B	45,051
1,419	ThyssenKrupp AG	35,842
3,978	Turquoise Hill Resources, Ltd.*	8,470
415	Voestalpine AG	18,960
1,722	Wheaton Precious Metals Corp.	30,133

		2,097,032

Mortgage Real Estate Investment Trusts (0.0%):
1,279	AGNC Investment Corp.	23,828
4,415	Annaly Capital Management, Inc.	45,165

		68,993

Multiline Retail (0.4%):
218	Canadian Tire Corp., Class A	25,546
966	Dollar General Corp.	105,584
839	Dollar Tree, Inc.*	68,420

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
1,161	Dollarama, Inc.	$36,578
400	Don Quijote Co., Ltd.	20,246
209	Harvey Norman Holdings, Ltd.	532
1,300	Isetan Mitsukoshi Holdings, Ltd.	15,966
900	J. Front Retailing Co., Ltd.	13,959
602	Kohl’s Corp.	44,879
1,213	Macy’s, Inc.	42,127
6,217	Marks & Spencer Group plc^	23,374
900	MARUI GROUP Co., Ltd.	22,218
458	Next plc	32,766
372	Nordstrom, Inc.	22,249
100	Ryohin Keikaku Co., Ltd.	29,717
500	Takashimaya Co., Ltd.	8,447
1,818	Target Corp.	160,367

		672,975

Multi-Utilities (0.9%):
2,174	AGL Energy, Ltd.	30,700
854	Ameren Corp.	53,990
348	Atco, Ltd.	10,172
463	Canadian Utilities, Ltd., Class A	11,386
1,567	CenterPoint Energy, Inc.	43,328
19,614	Centrica plc	39,558
983	CMS Energy Corp.	48,167
1,123	Consolidated Edison, Inc.	85,561
2,292	Dominion Energy, Inc.	161,081
672	DTE Energy Co.	73,335
7,903	E.ON AG	80,553
6,347	Engie Group	93,218
573	Innogy SE*	24,314
12,089	National Grid plc	124,636
1,299	NiSource, Inc.	32,371
1,833	Public Service Enterprise Group, Inc.	96,764
1,932	RWE AG	47,651
563	SCANA Corp.	21,895
893	Sempra Energy	101,579
1,255	Suez Environnement Co.	17,818
1,772	Veolia Environnement SA	35,343
1,085	WEC Energy Group, Inc.	72,435

		1,305,855

Oil, Gas & Consumable Fuels (6.0%):
398	AKER BP ASA	16,896
1,837	Anadarko Petroleum Corp.	123,832
538	Andeavor	82,583
597	Antero Resources Corp.*	10,573
1,421	Apache Corp.	67,739
1,033	ARC Resources, Ltd.	11,518
71,274	BP plc	546,755
1,501	Cabot Oil & Gas Corp.	33,803
1,032	Caltex Australia, Ltd.	22,300
1,442	Cameco Corp.	16,447
4,486	Canadian Natural Resources, Ltd.	146,580
3,747	Cenovus Energy, Inc.	37,630
783	Cheniere Energy, Inc.*	54,411
6,844	Chevron Corp.	836,884
378	Cimarex Energy Co.^	35,131
736	Concho Resources, Inc.*	112,424
4,174	ConocoPhillips Co.	323,068
370	Continental Resources, Inc.*	25,264
1,848	Crescent Point Energy Corp.	11,762
1,937	Devon Energy Corp.	77,364
351	Diamondback Energy, Inc.^	47,452
595	Enagas SA	16,059
6,146	Enbridge, Inc.	198,346
3,583	EnCana Corp.	46,969

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
9,424	ENI SpA	$177,716
2,099	EOG Resources, Inc.	267,769
974	EQT Corp.	43,080
15,220	Exxon Mobil Corp.	1,294,003
1,927	Galp Energia SGPS SA	38,206
1,008	Hess Corp.	72,153
657	HollyFrontier Corp.	45,924
1,272	Husky Energy, Inc.	22,338
500	Idemitsu Kosan Co., Ltd.	26,451
940	Imperial Oil, Ltd.	30,424
3,800	INPEX Corp.	47,306
1,260	Inter Pipeline, Ltd.	21,854
10,850	JX Holdings, Inc.	81,847
705	Keyera Corp.	18,893
6,985	Kinder Morgan, Inc.	123,844
290	Koninklijke Vopak NV	14,280
750	Lundin Petroleum AB	28,639
2,940	Marathon Oil Corp.	68,443
1,678	Marathon Petroleum Corp.	134,190
433	Neste Oil OYJ	35,751
781	Newfield Exploration Co.*	22,516
1,657	Noble Energy, Inc.	51,682
2,722	Occidental Petroleum Corp.	223,667
4,153	Oil Search, Ltd.	26,979
488	OMV AG	27,391
1,461	ONEOK, Inc.	99,041
6,801	Origin Energy, Ltd.*	40,398
929	Parsley Energy, Inc., Class A*	27,173
1,867	Pembina Pipelines Corp.	63,448
1,601	Phillips 66	180,465
593	Pioneer Natural Resources Co.	103,295
369	Plains GP Holdings, LP-CL A	9,052
775	Prairiesky Royalty, Ltd.	13,616
5,014	Repsol SA^	99,906
16,471	Royal Dutch Shell plc, Class A^	565,332
13,422	Royal Dutch Shell plc, Class B	469,640
6,196	Santos, Ltd.	32,384
1,158	Seven Generations Energy*	13,808
200	Showa Shell Sekiyu K.K.	4,239
8,691	Snam SpA	36,132
3,996	Statoil ASA	112,685
5,913	Suncor Energy, Inc.	228,827
749	Targa Resources Corp.	42,176
8,518	Total SA	549,889
813	Tourmaline Oil Corp.	14,315
3,164	TransCanada Corp.	128,029
1,540	Valero Energy Corp.	175,175
444	Vermilion Energy, Inc.^	14,632
4,258	Williams Cos., Inc. (The)	115,775
3,349	Woodside Petroleum, Ltd.	92,972

		9,079,540

Paper & Forest Products (0.1%):
1,393	Mondi plc	38,135
3,000	OYI Paper Co., Ltd.	21,786
2,017	Stora Enso OYJ, Registered Shares	38,518
1,815	UPM-Kymmene OYJ	71,103
230	West Fraser Timber Co., Ltd.	13,091

		182,633

Personal Products (0.8%):
347	Beiersdorf AG	39,147
1,897	Coty, Inc., Class A^	23,826
801	Estee Lauder Co., Inc. (The), Class A	116,402
1,800	Kao Corp.	145,387
200	Kobayashi Pharmaceutical Co., Ltd.	14,718
100	KOSE Corp.	19,057

Shares		Fair Value
Common Stocks, continued
Personal Products, continued
919	L’Oreal SA	$221,253
400	POLA ORBIS HOLDINGS, Inc.	14,612
1,400	Shiseido Co., Ltd.	108,432
5,485	Unilever NV	305,387
4,293	Unilever plc	235,740

		1,243,961

Pharmaceuticals (5.5%):
1,221	Allergan plc	232,576
6,700	Astellas Pharma, Inc.	116,910
4,586	AstraZeneca plc	357,224
2,375	Aurora Cannabis, Inc.*	22,821
1,267	Bausch Health Cos., Inc.*	32,541
3,388	Bayer AG, Registered Shares	300,929
5,885	Bristol-Myers Squibb Co.	365,341
700	Chugai Pharmaceutical Co., Ltd.	44,985
2,000	Daiichi Sankyo Co., Ltd.	86,726
700	Dainippon Sumitomo Pharma Co., Ltd.	16,076
900	Eisai Co., Ltd.	87,646
3,478	Eli Lilly & Co.	373,224
17,703	GlaxoSmithKline plc	354,625
268	H. Lundbeck A/S	16,535
200	Hisamitsu Pharmaceutical Co., Inc.	15,337
154	Ipsen SA	25,866
194	Jazz Pharmaceuticals plc*	32,617
9,592	Johnson & Johnson Co.	1,325,326
1,000	Kyowa Hakko Kogyo Co., Ltd.	18,764
9,602	Merck & Co., Inc.	681,166
442	Merck KGaA	45,666
900	Mitsubishi Tanabe Pharma Corp.	15,058
1,895	Mylan NV*	69,357
586	Nektar Therapeutics*	35,723
7,773	Novartis AG, Registered Shares	669,984
6,429	Novo Nordisk A/S, Class B	302,685
1,300	Ono Pharmaceutical Co., Ltd.	36,781
411	Orion OYJ, Class B	15,557
1,500	Otsuka Holdings Co., Ltd.	75,634
493	Perrigo Co. plc	34,905
20,903	Pfizer, Inc.	921,195
427	Recordati SpA	14,413
2,519	Roche Holding AG	609,794
4,022	Sanofi-Aventis SA	358,715
1,400	Santen Pharmaceutical Co., Ltd.	22,200
1,000	Shionogi & Co., Ltd.	65,321
100	Taisho Pharmaceutical Holdings Co., Ltd.	12,229
2,600	Takeda Pharmacuetical Co., Ltd.	111,346
3,557	Teva Pharmaceutical Industries, Ltd., ADR	76,617
420	UCB SA	37,691
160	Vifor Pharma AG	27,749
1,745	Zoetis, Inc.	159,772

		8,225,627

Professional Services (0.8%):
535	Adecco SA, Registered Shares	28,074
996	Bureau Veritas SA	25,677
129	CoStar Group, Inc.*	54,288
425	Equifax, Inc.	55,492
3,280	Experian plc	84,226
1,406	IHS Markit, Ltd.*	75,868
510	Intertek Group plc	33,154
282	ManpowerGroup, Inc.	24,241
1,361	Nielsen Holdings plc	37,645
400	Persol Holdings Co., Ltd.	9,382

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
465	Randstad Holding NV	$24,816
3,900	Recruit Holdings Co., Ltd.	130,099
7,099	Reed Elsevier plc	149,347
411	Robert Half International, Inc.	28,926
1,229	Seek, Ltd.	18,367
20	SGS SA, Registered Shares	52,634
220	Teleperformance	41,495
690	TransUnion	50,770
574	Verisk Analytics, Inc.*	69,197
1,061	Wolters Kluwer NV	66,111

		1,059,809

Real Estate Management & Development (0.7%):
165	Azrieli Group	8,478
10,400	CapitaLand, Ltd.	25,607
1,177	CBRE Group, Inc., Class A*	51,906
2,000	City Developments, Ltd.	13,315
10,000	CK Asset Holdings, Ltd.	74,627
200	Daito Trust Construction Co., Ltd.	25,730
2,000	Daiwa House Industry Co., Ltd.	59,309
1,352	Deutsche Wohnen AG	64,846
760	First Capital Realty, Inc.	11,475
4,000	Hang Lung Group, Ltd.	10,632
8,000	Hang Lung Properties, Ltd.	15,641
4,840	Henderson Land Development Co., Ltd.	24,321
4,000	Hongkong Land Holdings, Ltd.	26,463
1,400	Hulic Co., Ltd.	13,744
3,000	Hysan Development Co., Ltd.	15,153
178	Jones Lang LaSalle, Inc.	25,689
2,148	Lend Lease Group	30,429
4,300	Mitsubishi Estate Co., Ltd.	73,145
3,300	Mitsui Fudosan Co., Ltd.	78,131
22,308	New World Development Co., Ltd.	30,220
700	Nomura Real Estate Holdings, Inc.	14,135
12,117	Sino Land Co., Ltd.	20,762
1,000	Sumitomo Realty & Development Co., Ltd.	35,914
5,000	Sun Hung Kai Properties, Ltd.	72,837
2,000	Swire Pacific, Ltd., Class A	21,915
4,800	Swire Properties, Ltd.	18,183
150	Swiss Prime Site AG	12,786
900	Tokyo Tatemono Co., Ltd.	10,980
2,200	Tokyu Fudosan Holdings Corp.	15,337
669	UOL Group, Ltd.	3,371
1,727	Vonovia SE	84,365
5,000	Wharf Holdings, Ltd. (The)	13,540
5,000	Wharf Real Estate Investment Co., Ltd.	32,264
3,000	Wheelock & Co., Ltd.	17,998

		1,053,248

Road & Rail (1.3%):
39	AMERCO, Inc.	13,909
5,543	Aurizon Holdings, Ltd.	16,446
2,663	Canadian National Railway Co.	238,979
490	Canadian Pacific Railway, Ltd., Class 1	103,665
500	Central Japan Railway Co.	104,135
8,000	ComfortDelGro Corp., Ltd.	14,206
2,929	CSX Corp.	216,892
652	DSV A/S	59,257
1,100	East Japan Railway Co.	102,219
900	Hankyu Hanshin Holdings, Inc.	31,927
302	J.B. Hunt Transport Services, Inc.	35,920
358	Kansas City Southern	40,554

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
1,000	Keihin Electric Express Railway Co., Ltd.	$18,233
400	Keio Corp.	21,905
500	Keisei Electric Railway Co., Ltd.	17,608
700	Kintetsu Corp.	28,164
564	Knight-Swift Transportation Holdings, Inc.	19,447
700	Kyushu Railway Co.	21,298
5,500	MTR Corp., Ltd.	28,848
600	Nagoya Railroad Co., Ltd.	14,862
300	Nippon Express Co., Ltd.	19,675
1,028	Norfolk Southern Corp.	185,554
1,100	Odakyu Electric Railway Co., Ltd.	26,032
235	Old Dominion Freight Line, Inc.	37,896
600	Tobu Railway Co., Ltd.	17,746
2,000	Tokyu Corp.	36,583
2,769	Union Pacific Corp.	450,877
600	West Japan Railway Co.	41,840

		1,964,677

Semiconductors & Semiconductor Equipment (2.8%):
3,346	Advanced Micro Devices, Inc.*^	103,358
1,304	Analog Devices, Inc.	120,568
3,662	Applied Materials, Inc.	141,536
1,300	ASM Pacific Technology, Ltd.	13,238
1,509	ASML Holding NV	281,741
1,480	Broadcom, Inc.	365,160
100	Disco Corp.	16,715
3,972	Infineon Technologies AG	90,234
16,764	Intel Corp.	792,771
552	KLA-Tencor Corp.	56,144
570	Lam Research Corp.	86,469
1,673	Marvell Technology Group, Ltd.	32,289
990	Maxim Integrated Products, Inc.	55,826
875	Microchip Technology, Inc.^	69,046
4,088	Micron Technology, Inc.*	184,900
2,069	NVIDIA Corp.	581,430
1,203	NXP Semiconductors NV	102,857
1,556	ON Semiconductor Corp.*	28,677
500	Qorvo, Inc.*	38,445
5,006	QUALCOMM, Inc.	360,582
3,100	Renesas Electronics Corp.*	19,379
300	ROHM Co., Ltd.	21,754
677	Skyworks Solutions, Inc.	61,411
2,267	STMicroelectronics NV	41,235
900	SUMCO Corp.	13,023
3,488	Texas Instruments, Inc.	374,228
500	Tokyo Electron, Ltd.	68,643
866	Xilinx, Inc.	69,427

		4,191,086

Software (4.3%):
1,760	Adobe Systems, Inc.*	475,112
309	ANSYS, Inc.*	57,684
811	Autodesk, Inc.*	126,605
1,801	BlackBerry, Ltd.*	20,388
1,055	CA, Inc.	46,578
993	Cadence Design Systems, Inc.*	45,003
398	CDK Global, Inc.	24,899
440	Check Point Software Technologies, Ltd.*	51,775
508	Citrix Systems, Inc.*	56,469
76	Constellation Software, Inc.	55,896
446	Dassault Systemes SA	66,555
728	Dell Technologies, Inc., Class V*	70,703
481	Fortinet, Inc.*	44,382

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
861	Intuit, Inc.	$195,791
1,745	Micro Focus International plc	32,330
26,169	Microsoft Corp.	2,992,949
187	NICE Systems, Ltd.*	21,460
946	Open Text Corp.	36,001
10,970	Oracle Corp.	565,613
100	Oracle Corp.	8,063
661	Red Hat, Inc.*	90,081
4,174	Sage Group plc	31,866
2,486	Salesforce.com, Inc.*	395,349
3,565	SAP AG	438,693
648	ServiceNow, Inc.*	126,768
515	Splunk, Inc.*	62,269
708	SS&C Technologies Holdings, Inc.	40,236
2,098	Symantec Corp.	44,645
523	Synopsys, Inc.*	51,573
219	Temenos Group AG	35,483
400	Trend Micro, Inc.	25,745
242	VMware, Inc., Class A*	37,767
523	Workday, Inc., Class A*	76,348

		6,451,079

Specialty Retail (1.7%):
200	ABC-Mart, Inc.	11,127
245	Advance Auto Parts, Inc.	41,241
96	AutoZone, Inc.*	74,467
918	Best Buy Co., Inc.	72,852
633	CarMax, Inc.*	47,266
133	Dufry AG, Registered Shares	14,983
200	Fast Retailing Co., Ltd.	101,643
935	Gap, Inc. (The)	26,975
2,995	Hennes & Mauritz AB, Class B	55,308
100	Hikari Tsushin, Inc.	19,774
4,119	Home Depot, Inc. (The)	853,251
3,805	Industria de Diseno Textil SA	115,040
6,987	Kingfisher plc	23,477
983	L Brands, Inc.	29,785
2,979	Lowe’s Cos., Inc.	342,049
300	Nitori Co., Ltd.	43,031
301	O’Reilly Automotive, Inc.*	104,543
1,358	Ross Stores, Inc.	134,578
100	Shimamura Co., Ltd.	9,482
407	Tiffany & Co.	52,491
2,279	TJX Cos., Inc. (The)	255,294
427	Tractor Supply Co.	38,806
204	Ulta Salon, Cosmetics & Fragrance, Inc.*	57,552
800	USS Co., Ltd.	14,855
2,400	Yamada Denki Co., Ltd.	12,148

		2,552,018

Technology Hardware, Storage & Peripherals (3.1%):
17,622	Apple, Inc.	3,977,990
900	Brother Industries, Ltd.	17,777
3,700	Canon, Inc.	117,134
1,400	Fujifilm Holdings Corp.	63,049
5,367	Hewlett Packard Enterprise Co.	87,536
5,859	HP, Inc.	150,986
1,800	Konica Minolta Holdings, Inc.	19,146
1,000	NEC Corp.	27,640
986	NetApp, Inc.	84,688
2,600	Ricoh Co., Ltd.	27,927
892	Seagate Technology plc	42,236
1,100	Seiko Epson Corp.	18,770
1,045	Western Digital Corp.	61,174

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
809	Xerox Corp.	$21,827
		4,717,880

Textiles, Apparel & Luxury Goods (1.3%):
672	Adidas AG	164,528
600	ASICS Corp.	8,926
1,443	Burberry Group plc	37,889
1,836	Compagnie Financiere Richemont SA	149,535
860	Gildan Activewear, Inc.	26,170
1,456	Hanesbrands, Inc.	26,834
113	Hermes International SA	74,768
262	Hugo Boss AG	20,172
264	Kering	141,148
356	Lululemon Athletica, Inc.*	57,846
581	Luxottica Group SpA	39,426
1,002	LVMH Moet Hennessy Louis Vuitton SA	353,727
583	Michael Kors Holdings, Ltd.*	39,971
651	Moncler SpA	28,008
4,632	Nike, Inc., Class C	392,423
370	Pandora A/S	23,133
34	Puma SE	16,775
273	PVH Corp.	39,421
224	Ralph Lauren Corp.	30,811
103	Swatch Group AG (The), Class B	40,929
210	Swatch Group AG (The), Registered Shares	16,357
1,086	Tapestry, Inc.	54,593
731	Under Armour, Inc., Class A*^	15,512
702	Under Armour, Inc., Class C*^	13,661
1,242	VF Corp.	116,065
3,000	Yue Yuen Industrial Holdings, Ltd.	8,336

		1,936,964

Thrifts & Mortgage Finance (0.0%):
1,773	New York Community Bancorp, Inc.^	18,386

Tobacco (1.0%):
6,747	Altria Group, Inc.	406,912
8,154	British American Tobacco plc	380,622
3,330	Imperial Tobacco Group plc, Class A	115,795
4,100	Japan Tobacco, Inc.	107,058
5,569	Philip Morris International, Inc.	454,096
583	Swedish Match AB, Class B	29,840

		1,494,323

Trading Companies & Distributors (0.6%):
373	AerCap Holdings NV*	21,455
1,738	Ashtead Group plc	55,152
606	Brenntag AG	37,398
1,071	Bunzl plc	33,659
999	Fastenal Co.	57,962
788	Ferguson plc	66,836
660	Finning International, Inc.	16,123
649	HD Supply Holdings, Inc.*	27,771
5,100	ITOCHU Corp.^	93,397
5,400	Marubeni Corp.	49,447
4,900	Mitsubishi Corp.	151,042
6,100	Mitsui & Co., Ltd.	108,420
1,153	Rexel SA	17,303
4,100	Sumitomo Corp.	68,372
800	Toyota Tsushu Corp.	30,209
958	Travis Perkins plc	13,283
283	United Rentals, Inc.*	46,299
172	W.W. Grainger, Inc.	61,474

		955,602

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure (0.2%):
222	Aena SA	$38,394
121	Aeroports de Paris	27,237
1,608	Atlantia SpA	33,293
3,464	Auckland International Airport, Ltd.	16,756
182	Fraport AG	16,079
1,770	Groupe Eurotunnel SA	22,602
100	Japan Airport Terminal Co., Ltd.	4,551
500	Kamigumi Co., Ltd.	11,023
3,000	SATS, Ltd.	11,454
4,299	Sydney Airport	21,422
9,830	Transurban Group	79,451

		282,262

Water Utilities (0.1%):
618	American Water Works Co., Inc.	54,365
930	Severn Trent plc	22,393
2,680	United Utilities Group plc	24,572

		101,330

Wireless Telecommunication Services (0.7%):
111	Drillisch AG	5,399
6,300	KDDI Corp.	174,102
285	Millicom International Cellular SA, SDR	16,365
4,800	NTT DoCoMo, Inc.	129,098
1,284	Rogers Communications, Inc.	66,044
3,000	SoftBank Group Corp.	303,010
3,079	Sprint Corp.*	20,137
1,473	Tele2 AB	17,706
1,258	T-Mobile US, Inc.*	88,286
95,023	Vodafone Group plc	203,696

		1,023,843

Total Common Stocks (Cost $115,390,030)		149,037,111

Preferred Stocks (0.2%):
Automobiles (0.1%):
150	Bayerische Motoren Werke AG (BMW), 5.95%	11,772
513	Porsche Automobil Holding SE, 3.03%	34,536
677	Volkswagen AG, 2.62%	118,829

		165,137

Household Products (0.1%):
656	Henkel AG & Co. KGaA, 1.77%	76,998

Total Preferred Stocks (Cost $212,334)		242,135

Right (0.0%):
Multiline Retail (0.0%):
186	Harvey Norman Holdings, Ltd., Expires on 10/16/18*	108

Total Right (Cost $–)		108

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (1.3%):
$1,990,732	AZL MSCI Global Equity Index Fund Securities Lending Collateral Account(a)	1,990,732

Total Securities Held as Collateral for Securities on Loan (Cost $1,990,732)		1,990,732

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (0.3%):
500,277	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.91%(b)	$500,277

Total Unaffiliated Investment Company (Cost $500,277)		500,277

Total Investment Securities (Cost $118,093,373) - 100.9%		151,770,363
Net other assets (liabilities) - (0.9)%		(1,280,345)

Net Assets - 100.0%		$150,490,018

Percentages indicated are based on net assets as of September 30, 2018.

ADR	-	American Depositary Receipt
SDR	-	Swedish Depository Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2018. The total value of securities on loan as of September 30, 2018, was $1,889,197.
+	Affiliated Securities
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2018.
(b)	The rate represents the effective yield at September 30, 2018.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2018:

Country	Percentage
Argentina	— %^
Australia	2.3%
Austria	0.1%
Belgium	0.3%
Bermuda	0.2%
Canada	3.4%
China	— %^
Denmark	0.6%
Finland	0.4%
France	3.5%
Germany	3.2%
Hong Kong	1.2%
Ireland (Republic of)	0.8%
Isle of Man	— %^
Israel	0.2%
Italy	0.7%
Japan	8.4%
Liberia	— %^
Luxembourg	0.1%
Netherlands	1.7%
New Zealand	0.1%
Norway	0.3%
Panama	0.1%
Portugal	0.1%
Singapore	0.4%
Spain	1.0%
Sweden	0.9%
Switzerland	3.2%
United Arab Emirates	— %^
United Kingdom	5.8%
United States	61.0%

100.0%

^	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Futures Contracts

At September 30, 2018, the Fund’s futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
DJ EURO STOXX 50 December Futures (Euro)	12/21/18	4	$157,279	$(17)
FTSE 100 Index December Futures (British Pounds)	12/21/18	1	97,564	216
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/21/18	5	729,750	(406)
SGX Nikkei 225 Index December Futures (Japanese Yen)	10/11/18	1	106,162	1,411

				$1,204

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (40.0%):
Aerospace & Defense (0.7%):
8,396	Boeing Co. (The)	$3,122,472
444	Moog, Inc., Class A	38,171
5,796	Raytheon Co.	1,197,801

		4,358,444

Auto Components (0.1%):
19,956	Gentex Corp.^	428,256

Automobiles (0.2%):
118,624	Ford Motor Co.	1,097,272

Banks (2.5%):
126,755	Bank of America Corp.	3,734,202
39,079	Citigroup, Inc.	2,803,527
41,858	JPMorgan Chase & Co.	4,723,257
1,119	M&T Bank Corp.	184,120
62,199	Wells Fargo & Co.	3,269,179

		14,714,285

Beverages (0.8%):
46,636	Coca-Cola Co. (The)	2,154,117
23,748	PepsiCo, Inc.	2,655,026

		4,809,143

Biotechnology (1.4%):
26,707	AbbVie, Inc.	2,525,948
12,184	Amgen, Inc.	2,525,621
3,248	Biogen Idec, Inc.*	1,147,551
1,540	Celgene Corp.*	137,815
26,541	Gilead Sciences, Inc.	2,049,231

		8,386,166

Capital Markets (0.3%):
6,134	Artisan Partners Asset Management, Inc., Class A^	198,742
54	BlackRock, Inc., Class A	25,452
435	FactSet Research Systems, Inc.^	97,314
26,383	Morgan Stanley	1,228,655
903	Morningstar, Inc.	113,688
600	S&P Global, Inc.	117,234
4,323	Thomson Reuters Corp.	197,475

		1,978,560

Chemicals (0.3%):
3,141	Celanese Corp., Series A	358,074
4,839	DowDuPont, Inc.	311,196
43,041	Huntsman Corp.	1,172,007

		1,841,277

Commercial Services & Supplies (0.5%):
19,659	KAR Auction Services, Inc.	1,173,446
13,780	Republic Services, Inc., Class A	1,001,255
8,067	Waste Management, Inc.	728,934

		2,903,635

Communications Equipment (0.8%):
69,034	Cisco Systems, Inc.	3,358,504
45,561	Juniper Networks, Inc.	1,365,463

		4,723,967

Construction & Engineering (0.1%):
7,387	EMCOR Group, Inc.	554,838

Consumer Finance (0.3%):
12,593	American Express Co.	1,341,029
993	Capital One Financial Corp.	94,265
6,356	Discover Financial Services	485,916
2,233	Synchrony Financial	69,402

		1,990,612

Diversified Consumer Services (0.0%):
1,496	Grand Canyon Education, Inc.*	168,749

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services (0.5%):
12,946	Berkshire Hathaway, Inc., Class B*	$2,771,868

Diversified Telecommunication Services (1.1%):
90,234	AT&T, Inc.	3,030,058
61,239	Verizon Communications, Inc.	3,269,550

		6,299,608

Electric Utilities (0.4%):
1,073	ALLETE, Inc.	80,486
11,493	Exelon Corp.	501,784
30,615	OGE Energy Corp.	1,111,937
6,782	Portland General Electric Co.	309,327
10,123	PPL Corp.	296,199

		2,299,733

Electrical Equipment (0.1%):
9,445	Emerson Electric Co.	723,298
5,115	nVent Electric plc	138,923

		862,221

Entertainment (0.9%):
3,841	Netflix, Inc.*	1,437,033
3,562	Twenty-First Century Fox, Inc.	165,027
22,221	Viacom, Inc., Class B	750,181
24,652	Walt Disney Co. (The)	2,882,806

		5,235,047

Equity Real Estate Investment Trusts (0.3%):
4,704	Equity Commonwealth*	150,951
2,989	Geo Group, Inc. (The)	75,203
35,306	Spirit Realty Capital, Inc.	284,566
42,762	Weyerhaeuser Co.	1,379,931

		1,890,651

Food & Staples Retailing (0.9%):
9,155	Costco Wholesale Corp.	2,150,326
9,677	Kroger Co. (The)	281,697
2,264	Walgreens Boots Alliance, Inc.	165,046
26,078	Wal-Mart Stores, Inc.	2,448,985

		5,046,054

Gas Utilities (0.1%):
13,993	UGI Corp.	776,332

Health Care Equipment & Supplies (0.5%):
26,851	Abbott Laboratories	1,969,790
10,071	Baxter International, Inc.	776,373
187	Medtronic plc	18,395
1,513	ResMed, Inc.	174,509

		2,939,067

Health Care Providers & Services (2.1%):
1,715	Aetna, Inc.	347,888
3,631	Anthem, Inc.	995,076
3,292	Centene Corp.*	476,616
560	Chemed Corp.	178,965
8,430	Cigna Corp.	1,755,548
24,071	CVS Health Corp.	1,894,868
2,173	Express Scripts Holding Co.*	206,457
5,028	Humana, Inc.	1,702,079
6,102	Quest Diagnostics, Inc.	658,467
13,630	UnitedHealth Group, Inc.	3,626,124
1,982	WellCare Health Plans, Inc.*	635,211

		12,477,299

Hotels, Restaurants & Leisure (0.0%):
47	McDonald’s Corp.	7,863

Household Durables (0.0%):
7,996	Taylor Morrison Home Corp., Class A*^	144,248

Household Products (0.8%):
25,114	Colgate-Palmolive Co.	1,681,382

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Products, continued
668	Kimberly-Clark Corp.	$75,912
38,415	Procter & Gamble Co. (The)	3,197,280

		4,954,574

Industrial Conglomerates (0.1%):
784	3M Co., Class C	165,197
2,040	Honeywell International, Inc.	339,456

		504,653

Insurance (0.6%):
15,449	Aflac, Inc.	727,184
757	American National Insurance Co.	97,873
20,219	First American Financial Corp.	1,043,098
23,528	Progressive Corp. (The)	1,671,429

		3,539,584

Interactive Media & Services (1.9%):
2,803	Alphabet, Inc., Class A*	3,383,445
3,440	Alphabet, Inc., Class C*	4,105,537
20,658	Facebook, Inc., Class A*	3,397,415

		10,886,397

Internet & Direct Marketing Retail (1.6%):
4,253	Amazon.com, Inc.*	8,518,759
34,179	eBay, Inc.*	1,128,591

		9,647,350

IT Services (1.9%):
12,542	Amdocs, Ltd.	827,521
14,691	DXC Technology Co.	1,373,902
4,551	GoDaddy, Inc., Class A*	379,508
16,359	International Business Machines Corp.	2,473,645
10,650	MasterCard, Inc., Class A	2,370,797
2,624	Maximus, Inc.	170,717
17,700	Paychex, Inc.	1,303,605
14,601	Visa, Inc., Class A^	2,191,464

		11,091,159

Machinery (1.1%):
16,001	AGCO Corp.	972,701
19,749	Allison Transmission Holdings, Inc.^	1,027,145
13,850	Caterpillar, Inc.	2,111,987
9,717	Cummins, Inc.	1,419,362
2,577	Dover Corp.	228,142
580	Lincoln Electric Holdings, Inc.	54,195
326	Parker Hannifin Corp.	59,961
13,429	Pentair plc	582,147

		6,455,640

Media (0.2%):
28,490	Comcast Corp., Class A	1,008,831

Metals & Mining (0.5%):
81,866	Freeport-McMoRan Copper & Gold, Inc.	1,139,575
21,326	Newmont Mining Corp.	644,045
19,623	Nucor Corp.^	1,245,079

		3,028,699

Mortgage Real Estate Investment Trusts (0.4%):
108,260	Annaly Capital Management, Inc.	1,107,499
97,299	MFA Financial, Inc.	715,148
20,280	New Residential Investment Corp.^	361,390
9,978	Two Harbors Investment Corp.	148,972

		2,333,009

Multiline Retail (0.4%):
624	Dollar General Corp.	68,203
14,104	Kohl’s Corp.	1,051,454
15,308	Macy’s, Inc.^	531,647
4,735	Target Corp.	417,674

		2,068,978

Shares		Fair Value
Common Stocks, continued
Multi-Utilities (0.0%):
8,846	MDU Resources Group, Inc.	$227,254

Oil, Gas & Consumable Fuels (2.5%):
27,504	Chevron Corp.	3,363,189
27,050	ConocoPhillips Co.	2,093,670
54,154	Exxon Mobil Corp.	4,604,174
17,560	HollyFrontier Corp.	1,227,444
11,787	Marathon Petroleum Corp.	942,606
1,041	ONEOK, Inc.	70,569
28,427	Peabody Energy Corp.	1,013,138
634	Phillips 66	71,464
9,355	Valero Energy Corp.	1,064,131

		14,450,385

Paper & Forest Products (0.3%):
13,800	Domtar Corp.	719,946
42,669	Louisiana-Pacific Corp.	1,130,302

		1,850,248

Personal Products (0.0%):
192	Medifast, Inc.	42,538

Pharmaceuticals (2.8%):
1,551	Allergan plc	295,434
35,659	Bristol-Myers Squibb Co.	2,213,711
19,413	Eli Lilly & Co.	2,083,209
32,537	Johnson & Johnson Co.	4,495,637
42,963	Merck & Co., Inc.	3,047,795
82,411	Pfizer, Inc.	3,631,853

		15,767,639

Professional Services (0.3%):
7,884	Korn/Ferry International	388,208
17,983	Robert Half International, Inc.	1,265,644

		1,653,852

Road & Rail (0.3%):
10,888	Union Pacific Corp.	1,772,893

Semiconductors & Semiconductor Equipment (1.2%):
70,256	Intel Corp.	3,322,406
29,258	Micron Technology, Inc.*	1,323,339
5,341	NVIDIA Corp.	1,500,928
7,348	Texas Instruments, Inc.	788,367

		6,935,040

Software (2.7%):
722	Adobe Systems, Inc.*	194,904
4,149	Aspen Technology, Inc.*	472,613
28,203	Cadence Design Systems, Inc.*	1,278,160
483	Citrix Systems, Inc.*	53,690
7,706	Intuit, Inc.	1,752,344
82,616	Microsoft Corp.	9,448,791
13,340	Oracle Corp.	687,810
9,736	Red Hat, Inc.*	1,326,822
773	Synopsys, Inc.*	76,226

		15,291,360

Specialty Retail (1.7%):
527	AutoZone, Inc.*	408,794
10,453	Best Buy Co., Inc.^	829,550
21,057	Dick’s Sporting Goods, Inc.^	747,102
24,112	Gap, Inc. (The)^	695,631
16,633	Home Depot, Inc. (The)	3,445,527
892	O’Reilly Automotive, Inc.*	309,809
13,302	Ross Stores, Inc.	1,318,228
5,634	Tiffany & Co.	726,617
13,708	TJX Cos., Inc. (The)	1,535,570

		10,016,828

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals (2.8%):
46,699	Apple, Inc.	$10,541,832
56,544	HP, Inc.	1,457,139
12,101	NetApp, Inc.	1,039,355
25,376	Seagate Technology plc^	1,201,554
22,998	Western Digital Corp.	1,346,303

		15,586,183

Textiles, Apparel & Luxury Goods (0.8%):
10,062	Deckers Outdoor Corp.*^	1,193,152
17,417	Nike, Inc., Class C	1,475,568
3,558	PVH Corp.	513,775
4,962	Ralph Lauren Corp.	682,523
10,973	VF Corp.	1,025,427

		4,890,445

Tobacco (0.0%):
279	Philip Morris International, Inc.	22,750

Trading Companies & Distributors (0.2%):
24	MSC Industrial Direct Co., Inc., Class A	2,115
3,726	W.W. Grainger, Inc.^	1,331,709

		1,333,824

Total Common Stocks (Cost $193,136,574)		234,065,308

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Asset Backed Securities (0.7%):
262,803	Aaset Trust, Class A, Series 2018-1A, 3.84%, 1/16/38(a)	260,322

1,536,175	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(a)	1,528,071

695,167	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	698,412

197,917	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	191,354

398,733	Castlelake Aircraft Securitization Trust, Class A, Series 2018-1A, 4.13%, 6/15/43(a)	397,604

365,240	DB Master Finance LLC, Class A2II, Series 2017-1A, 4.03%, 11/20/47, Callable 11/20/23 @ 100(a)	358,669

218,350	DB Master Finance LLC, Class A2I, Series 2017-1A, 3.63%, 11/20/47, Callable 11/20/23 @ 100(a)	212,756

374,571	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(a)(b)	375,385

Total Asset Backed Securities (Cost $4,050,065)		4,022,573

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Collateralized Mortgage Obligations (0.8%):
$ 860,000	CSMC Trust, Class D, Series 2017-PFHP, 4.41%(LIBOR01M+225bps), 12/15/30(a)	$862,645

1,900,000	GAHR Commercial Mortgage Trust, Class DFX, Series 2015-NRF, 3.49%, 12/15/34(a)(b)	1,888,929

87,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class EFX, Series 2018-WPT, 5.54%, 7/5/33(a)	88,233

64,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/33(a)	65,690

41,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/33(a)	42,045

245,000	Morgan Stanley Capital I Trust, Class B, Series 2018-BOP, 3.41%(LIBOR01M+125bps), 6/15/33(c)	245,105

589,000	Morgan Stanley Capital I Trust, Class C, Series 2018-BOP, 3.66%(LIBOR01M+150bps), 6/15/33(c)	589,398

87,550	MSCG Trust, Class C, Series 2016-SNR, 5.21%, 11/15/34(a)	86,965

295,297	MSCG Trust, Class A, Series 2016-SNR, 3.46%, 11/15/34(a)(b)	286,885

124,100	MSCG Trust, Class B, Series 2016-SNR, 4.18%, 11/15/34(a)	121,653

402,000	Thunderbolt II Aircraft Lease, Ltd., Class A, Series 2018-A, 4.15%, 7/15/38(a)(b)	399,608

Total Collateralized Mortgage Obligations (Cost $4,728,674)		4,677,156

Corporate Bonds (16.9%):
Aerospace & Defense (0.2%):
$ 235,000	BBA US Holdings, Inc., 5.38%, 5/1/26, Callable 5/1/21 @ 102.69(a)	235,294
210,000	BWX Technologies, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69(a)	210,788
500,000	KLX, Inc., 5.88%, 12/1/22, Callable 11/5/18 @ 104.41(a)	516,499

		962,581

Automobiles (0.1%):
330,000	General Motors Co., 3.50%, 10/2/18	330,000

Banks (1.6%):
640,000	Bank of America Corp., 4.20%, 8/26/24, MTN	642,992
410,000	Bank of America Corp., Series L, 3.95%, 4/21/25	401,431
66,000	Bank of America Corp., Series G, 4.45%, 3/3/26	66,080

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$ 396,000	Bank of America Corp., Series G, 3.50%, 4/19/26	$382,858
397,000	Bank of America Corp., 4.25%, 10/22/26	392,450
543,000	Bank of America Corp., 3.42% (US0003M+104 bps), 12/20/28, Callable 12/20/27 @ 100	509,654
170,000	Bank of America Corp., Series AA, 6.10% (US0003M+390 bps), 12/29/49, Callable 3/17/25 @ 100^	178,075
495,000	CIT Group, Inc., 6.13%, 3/9/28^	517,275
730,000	Citigroup, Inc., 4.05%, 7/30/22	736,174
1,098,000	Citigroup, Inc., 4.30%, 11/20/26	1,082,471
250,000	Citizens Bank NA, 2.55%, 5/13/21, Callable 4/13/21 @ 100	243,552
175,000	Comstock Escrow Corp., 9.75%, 8/15/26, Callable 8/15/21 @ 107.31^(a)	174,615
2,005,000	JPMorgan Chase & Co., 3.88%, 9/10/24	1,985,866
231,000	JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	214,756
1,422,000	JPMorgan Chase & Co., 4.13%, 12/15/26	1,411,524
160,000	JPMorgan Chase & Co., Series S, 6.75% (US0003M+378 bps), 12/31/99, Callable 2/1/24 @ 100, Perpetual Bond^	174,600
550,000	Regions Financial Corp., 3.20%, 2/8/21, Callable 1/8/21 @ 100	547,437

		9,661,810

Beverages (0.4%):
992,000	Anheuser-Busch InBev NV, 3.30%, 2/1/23, Callable 12/1/22 @ 100	980,755
939,000	Anheuser-Busch InBev NV, 4.70%, 2/1/36, Callable 8/1/35 @ 100	940,260
333,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	323,225

		2,244,240

Capital Markets (1.1%):
128,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	153,978
399,000	Goldman Sachs Group, Inc.(The), 2.88% (US0003M+82 bps), 10/31/22, Callable 10/31/21 @ 100	389,100
154,000	Intercontinental Exchange, Inc., 2.75%, 12/1/20, Callable 11/1/20 @ 100	152,702
148,000	Moody’s Corp., 4.88%, 2/15/24, Callable 11/15/23 @ 100	154,691
523,000	Morgan Stanley, 4.88%, 11/1/22	541,874
4,600,000	Morgan Stanley, 3.74% (US0003M+85 bps), 4/24/24, Callable 4/24/23 @ 100^	4,560,932
145,000	MSCI, Inc., 4.75%, 8/1/26, Callable 8/1/21 @ 102.38(a)	143,913

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$ 114,000	Tiaa Asset Management Finance LLC, 2.95%, 11/1/19(a)	$113,844

		6,211,034

Chemicals (0.3%):
350,000	CF Industries Holdings, Inc., 3.45%, 6/1/23^	337,313
120,000	Chemours Co., 5.38%, 5/15/27, Callable 2/15/27 @ 100^	115,716
245,000	Platform Specialty Products Corp., 5.88%, 12/1/25, Callable 12/1/20 @ 102.94^(a)	241,759
385,000	TPC Group, Inc., 8.75%, 12/15/20, Callable 11/5/18 @ 102.19(a)	384,037
130,000	Valvoline, Inc., 4.38%, 8/15/25, Callable 8/15/20 @ 103.28	120,900
175,000	Venator Finance SARL/Venator Materials Corp., 5.75%, 7/15/25, Callable 7/15/20 @ 104.31^(a)	158,375
200,000	W R Grace & Co., 5.63%, 10/1/24^(a)	210,500

		1,568,600

Commercial Services & Supplies (0.0%):
200,000	ADT Corp., 4.88%, 7/15/32(a)	160,500

Construction & Engineering (0.1%):
250,000	AECOM, 5.88%, 10/15/24, Callable 7/15/24 @ 100^	264,375
270,000	AECOM, 5.13%, 3/15/27, Callable 12/15/26 @ 100^	263,655
150,000	Brand Industrial Services, Inc., 8.50%, 7/15/25, Callable 7/15/20 @ 106.34(a)	154,182

		682,212

Consumer Finance (1.5%):
440,000	Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/21/25 @ 100^	454,300
260,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100	245,308
534,000	Capital One NA, Series BNKT, 2.95%, 7/23/21, Callable 6/23/21 @ 100^	525,900
1,000,000	Discover Bank, 3.20%, 8/9/21, Callable 7/9/21 @ 100	986,831
250,000	Discover Bank, Series B, 4.68% (USSW5+173 bps), 8/9/28, Callable 8/9/23 @ 100	247,430
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,035,179
600,000	Ford Motor Credit Co. LLC, 2.88%, 10/1/18	600,000
1,000,000	Ford Motor Credit Co. LLC, 2.60%, 11/4/19	991,928
300,000	General Motors Acceptance Corp., 8.00%, 11/1/31	363,375
383,000	General Motors Financial Co., 3.50%, 7/10/19	384,655
500,000	General Motors Financial Co., 4.20%, 3/1/21, Callable 2/1/21 @ 100	506,228

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$ 378,000	Hyundai Capital America, 2.55%, 2/6/19(a)	$377,443
185,000	Navient Corp., 7.25%, 9/25/23^	196,100
30,000	Navient Corp., 6.13%, 3/25/24, MTN	30,000
271,000	Synchrony Bank, Series B, 3.65%, 5/24/21, Callable 4/24/21 @ 100	268,749
510,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100^	506,546
610,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	589,342
305,000	Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100^	276,299

		8,585,613

Containers & Packaging (0.1%):
80,000	Crown Americas LLC, 4.75%, 2/1/26, Callable 2/1/21 @ 103.56^(a)	76,400
65,000	Crown Americas LLC, 4.25%, 9/30/26, Callable 3/31/26 @ 100^	59,475
50,000	Crown Cork & Seal Co., Inc., 7.38%, 12/15/26^	54,375
200,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 7/15/19 @ 102.56^(a)	199,000
115,000	Silgan Holdings, Inc., 4.75%, 3/15/25, Callable 3/15/20 @ 102.38	110,256

		499,506

Diversified Consumer Services (0.3%):
685,000	APX Group, Inc., 8.75%, 12/1/20, Callable 11/5/18 @ 102.19^	685,000
415,000	APX Group, Inc., 7.63%, 9/1/23, Callable 9/1/19 @ 105.72^	383,356
110,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 8/1/20 @ 103.44(a)	111,100
40,000	Frontdoor, Inc., 6.75%, 8/15/26, Callable 8/15/21 @ 105.06(a)	41,200
460,000	Laureate Education, Inc., 8.25%, 5/1/25, Callable 5/1/20 @ 106.19^(a)	492,582

		1,713,238

Diversified Financial Services (0.1%):
60,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100(a)	59,562
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(a)	485,620
125,000	USA Compression Partners LP, 6.88%, 4/1/26, Callable 4/1/21 @ 105.16(a)	129,063
185,000	Voya Financial, Inc., 3.13%, 7/15/24, Callable 5/15/24 @ 100	174,533

		848,778

Diversified Telecommunication Services (0.8%):
322,000	AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100^	317,697

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$ 580,000	AT&T, Inc., 3.60%, 2/17/23, Callable 12/17/22 @ 100^	$576,257
28,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100^	28,556
255,000	Frontier Communications Corp., 7.05%, 10/1/46	132,600
555,000	Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 1/15/19 @ 102.69	554,578
200,000	Level 3 Financing, Inc., 5.38%, 5/1/25, Callable 5/1/20 @ 102.69^	199,498
130,000	Qwest Corp., 7.25%, 9/15/25	140,250
400,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25, Callable 2/15/20 @ 103.31^(a)	374,000
325,000	Verizon Communications, Inc., 5.50%, 3/16/47^	355,866
603,000	Verizon Communications, Inc., 5.01%, 4/15/49	615,811
930,000	Verizon Communications, Inc., 5.01%, 8/21/54	933,090
500,000	Zayo Group LLC / Zayo Capital, Inc., 6.38%, 5/15/25, Callable 5/15/20 @ 103.19	518,885

		4,747,088

Electric Utilities (0.2%):
110,000	Emera US Finance LP, 2.15%, 6/15/19	109,288
109,000	Emera US Finance LP, 2.70%, 6/15/21, Callable 5/15/21 @ 100	105,813
174,000	Emera US Finance LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100	163,882
135,000	FirstEnergy Solutions Co., 6.05%, 8/15/21(d)	98,550
178,875	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(c)	196,091
117,000	NV Energy, Inc., 6.25%, 11/15/20	123,606
150,000	Vistra Operations Co. LLC, 5.50%, 9/1/26, Callable 9/1/21 @ 102.75^(a)	151,688

		948,918

Electronic Equipment, Instruments & Components (0.0%):
230,000	TTM Technologies, Inc., 5.63%, 10/1/25, Callable 10/1/20 @ 102.81(a)	230,575

Energy Equipment & Services (0.0%):
110,000	Nabors Industries, Inc., 5.50%, 1/15/23, Callable 11/15/22 @ 100^	108,054

Equity Real Estate Investment Trusts (2.1%):
500,000	American Tower Corp., 2.80%, 6/1/20, Callable 5/1/20 @ 100	495,299
1,000,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	981,345

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$ 265,000	Brandywine Operating Partnership LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100	$250,429
528,000	Brixmor Operating Partners LP, 3.25%, 9/15/23, Callable 7/15/23 @ 100	506,050
355,000	Brixmor Operating Partners LP, 3.85%, 2/1/25, Callable 11/1/24 @ 100	342,072
717,000	Corporate Office Properties LP, 5.25%, 2/15/24, Callable 11/15/23 @ 100	738,472
110,000	Corrections Corp. of America, 5.00%, 10/15/22, Callable 7/15/22 @ 100	108,625
773,000	DDR Corp., 4.63%, 7/15/22, Callable 4/15/22 @ 100^	790,369
900,000	Digital Realty Trust LP, 4.75%, 10/1/25, Callable 7/1/25 @ 100	922,671
183,000	Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100	181,096
500,000	Equinix, Inc., 5.75%, 1/1/25, Callable 1/1/20 @ 102.88	515,000
45,000	GLP Capital LP, 5.25%, 6/1/25, Callable 3/1/25 @ 100	45,729
500,000	Health Care REIT, Inc., 4.13%, 4/1/19, Callable 1/1/19 @ 100^	501,636
735,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	720,597
200,000	MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/1/26, Callable 8/1/21 @ 102.63^	198,750
549,000	Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	544,399
101,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100	99,053
526,000	Omega Healthcare Investors, Inc., 5.25%, 1/15/26, Callable 10/15/25 @ 100	532,624
1,628,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100^	1,558,169
494,000	Omega Healthcare Investors, Inc., 4.75%, 1/15/28, Callable 10/15/27 @ 100^	479,772
600,000	Sabra Health/Capital Corp., 5.50%, 2/1/21, Callable 11/5/18 @ 102.75	610,500
700,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 100	681,960
275,000	Tanger Properties LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	263,152
118,000	Ventas Realty LP, 3.13%, 6/15/23, Callable 3/15/23 @ 100	114,000
131,000	Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27 @ 100	126,443

		12,308,212

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Food & Staples Retailing (0.5%):
$ 300,000	CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100	$298,430
670,000	CVS Health Corp., 4.10%, 3/25/25, Callable 1/25/25 @ 100	668,206
779,000	CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100	772,891
347,000	CVS Health Corp., 4.78%, 3/25/38, Callable 9/25/37 @ 100	345,338
510,000	CVS Health Corp., 5.05%, 3/25/48, Callable 9/25/47 @ 100	521,650
65,000	US Foods, Inc., 5.88%, 6/15/24, Callable 6/15/19 @ 102.94(a)	65,325
271,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21, Callable 9/18/21 @ 100	269,892

		2,941,732

Food Products (0.1%):
100,000	JBS USA Finance, Inc., 5.88%, 7/15/24, Callable 7/15/19 @ 102.94^(a)	98,500
255,000	JBS USA Finance, Inc., 5.75%, 6/15/25, Callable 6/15/20 @ 102.88(a)	248,306
200,000	Post Holding, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.5(a)	189,110

		535,916

Health Care Equipment & Supplies (0.1%):
191,000	Becton Dickinson And Co., 3.70%, 6/6/27, Callable 3/6/27 @ 100	182,641
50,000	Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/22, Callable 11/5/18 @ 101.66(a)	48,850
125,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44^	123,750

		355,241

Health Care Providers & Servic (0.0%):
95,000	Tenet Healthcare Corp., 6.75%, 6/15/23	94,644
115,000	Tenet Healthcare Corp., 7.00%, 8/1/25, Callable 8/1/20 @ 103.5^	113,562
30,000	WellCare Health Plans, Inc., 5.38%, 8/15/26, Callable 8/15/21 @ 104.03(a)	30,525

		238,731

Health Care Providers & Services (0.9%):
295,000	Community Health Systems, Inc., 5.13%, 8/1/21, Callable 11/5/18 @ 102.56^	286,888
440,000	Community Health Systems, Inc., 6.25%, 3/31/23, Callable 3/31/20 @ 103.13^	417,868
120,000	Community Health Systems, Inc., 8.63%, 1/15/24, Callable 1/15/21 @ 104.31^(a)	124,350
273,000	Halfmoon Parent, Inc., 3.75%, 7/15/23, Callable 6/15/23 @ 100(a)	272,165

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 132,000	Halfmoon Parent, Inc., 4.13%, 11/15/25, Callable 9/15/25 @ 100(a)	$131,624
341,000	Halfmoon Parent, Inc., 4.38%, 10/15/28, Callable 7/15/28 @ 100(a)	340,007
212,000	Halfmoon Parent, Inc., 4.80%, 8/15/38, Callable 2/15/38 @ 100(a)	212,594
212,000	Halfmoon Parent, Inc., 4.90%, 12/15/48, Callable 6/15/48 @ 100(a)	210,469
1,900,000	HCA, Inc., 6.50%, 2/15/20^	1,976,949
25,000	HCA, Inc., 5.88%, 3/15/22^	26,500
20,000	HCA, Inc., 4.75%, 5/1/23	20,350
300,000	HCA, Inc., 5.38%, 2/1/25	306,000
200,000	Tenet Healthcare Corp., 4.50%, 4/1/21	199,000
590,000	Tenet Healthcare Corp., 8.13%, 4/1/22	621,741
130,000	Vizient, Inc., 10.38%, 3/1/24, Callable 3/1/19 @ 107.78^(a)	142,188
		5,288,693
Health Care Technology (0.0%):
200,000	IMS Health, Inc., 5.00%, 10/15/26, Callable 10/15/21 @ 102.5(a)	196,500
Hotels, Restaurants & Leisure (0.3%):
200,000	Aramark Services, Inc., 5.00%, 4/1/25, Callable 4/1/20 @ 103.75^(a)	200,750
325,000	Caesars Resort Collection LLC, 5.25%, 10/15/25, Callable 10/15/20 @ 102.63^(a)	309,562
20,000	Delta Merger Sub, Inc., 6.00%, 9/15/26, Callable 9/15/21 @ 104.5^(a)	20,250
95,000	Eldorado Resorts, Inc., 7.00%, 8/1/23, Callable 11/5/18 @ 105.25^	99,988
95,000	Eldorado Resorts, Inc., 6.00%, 4/1/25, Callable 4/1/20 @ 104.5^	96,188
100,000	Hilton Worldwide Finance LLC, 4.63%, 4/1/25, Callable 4/1/20 @ 102.31^	97,375
86,000	McDonald’s Corp., 2.75%, 12/9/20, Callable 11/9/20 @ 100^	85,372
430,000	MGM Growth Properties LLC, 4.50%, 9/1/26, Callable 6/1/26 @ 100^	406,349
100,000	Penn National Gaming, Inc., 5.63%, 1/15/27, Callable 1/15/22 @ 102.81^(a)	96,470
115,000	Scientific Games International, Inc., 6.63%, 5/15/21, Callable 11/5/18 @ 103.31	114,425
175,000	Scientific Games International, Inc., 5.00%, 10/15/25, Callable 10/15/20 @ 103.75^(a)	166,250
95,000	Station Casinos LLC, 5.00%, 10/1/25, Callable 10/1/20 @ 102.5(a)	90,991

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$ 115,000	Wyndham Hotels & Resorts, Inc., 5.38%, 4/15/26, Callable 4/15/21 @ 102.69(a)	$113,994
100,000	Wynn Las Vegas LLC, 5.50%, 3/1/25, Callable 12/1/24 @ 100^(a)	96,625
		1,994,589
Independent Power & Renewable Electricity Producers (0.2%):
230,000	AES Corp., 5.50%, 4/15/25, Callable 4/15/20 @ 102.75	235,750
500,000	IPALCO Enterprises, Inc., 3.45%, 7/15/20, Callable 6/15/20 @ 100^	497,630
136,000	IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable 7/1/24 @ 100	131,912
115,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 100^(a)	112,700
230,000	NRG Energy, 6.25%, 5/1/24, Callable 5/1/19 @ 103.13^	239,200
		1,217,192
Independent Power and Renewable Electricity Producers (0.0%):
75,000	Clearway Energy Operating LLC, 5.75%, 10/15/25, Callable 10/15/21 @ 102.88(a)	75,660
Industrial Conglomerates (0.1%):
200,000	Icahn Enterprises LP, 6.00%, 8/1/20, Callable 11/5/18 @ 101.5	203,634
330,000	Icahn Enterprises LP, 5.88%, 2/1/22, Callable 11/5/18 @ 102.94	334,125
260,000	Icahn Enterprises LP, 6.75%, 2/1/24, Callable 2/1/20 @ 103.38^	266,175
		803,934
Insurance (0.6%):
218,000	American International Group, Inc., 3.30%, 3/1/21, Callable 2/1/21 @ 100	217,549
809,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100	786,722
135,000	AmWINS Group, Inc., 7.75%, 7/1/26, Callable 7/1/21 @ 105.81(a)	140,400
436,000	Pacific Lifecorp, 5.13%, 1/30/43(a)	458,176
497,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(a)	527,970
1,042,000	Unum Group, 5.75%, 8/15/42	1,092,295
130,000	USIS Merger Sub, Inc., 6.88%, 5/1/25, Callable 5/1/20 @ 103.44(a)	129,675
		3,352,787
Internet Software & Services (0.0%):
240,000	Semgroup Corp., 6.38%, 3/15/25, Callable 3/15/20 @ 103.19^	235,800
IT Services (0.0%):
140,000	First Data Corp., 5.75%, 1/15/24, Callable 1/15/19 @ 102.88(a)	142,275

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
IT Services, continued
$ 90,000	Refinitiv US Holdings, Inc., 6.25%, 5/15/26, Callable 11/15/21 @ 103.13(a)	$90,332

		232,607

Leisure Products (0.0%):
120,000	Mattel, Inc., 6.75%, 12/31/25, Callable 12/31/20 @ 105.06^(a)	117,600

Life Sciences Tools & Services (0.0%):
115,000	Catalent Pharma Solutions, Inc., 4.88%, 1/15/26, Callable 10/15/20 @ 102.44(a)	110,688
30,000	Charles River Laboratories International, Inc., 5.50%, 4/1/26, Callable 4/1/21 @ 104.13^(a)	30,450

		141,138

Media (1.7%):
395,000	21st Century Fox America, 7.75%, 12/1/45	604,923
500,000	Altice US Finance I Corp., 5.38%, 7/15/23, Callable 10/15/18 @ 104.03^(a)	505,625
320,000	CCO Holdings LLC, 5.88%, 4/1/24, Callable 4/1/19 @ 104.41^(a)	325,200
65,000	CCO Holdings LLC, 5.38%, 5/1/25, Callable 5/1/20 @ 102.68(a)	64,513
430,000	CCO Holdings LLC, 5.75%, 2/15/26, Callable 2/15/21 @ 102.88(a)	431,075
270,000	CCO Holdings LLC, 5.50%, 5/1/26, Callable 5/1/21 @ 102.75(a)	266,963
400,000	CCO Holdings LLC, 5.88%, 5/1/27, Callable 5/1/21 @ 102.94(a)	396,500
200,000	Cequel Communications Holdings I LLC / Cequel Capital Corp., 7.75%, 7/15/25, Callable 7/15/20 @ 103.88(a)	212,500
105,000	Cequel Communications Holdings I LLC / Cequel Capital Corp., 7.50%, 4/1/28, Callable 4/1/23 @ 103.75(a)	110,119
61,000	Comcast Corp., 3.90%, 3/1/38, Callable 9/1/37 @ 100	55,909
144,000	Comcast Corp., 4.65%, 7/15/42	142,491
161,000	Comcast Corp., 4.60%, 8/15/45, Callable 2/15/45 @ 100	157,651
197,000	Comcast Corp., 3.97%, 11/1/47, Callable 5/1/47 @ 100	175,824
112,000	Comcast Corp., 4.00%, 3/1/48, Callable 9/1/47 @ 100^	100,523
224,000	Comcast Corp., 4.00%, 11/1/49, Callable 5/1/49 @ 100	199,347
200,000	DISH DBS Corp., 5.00%, 3/15/23^	181,500
200,000	DISH DBS Corp., 5.88%, 11/15/24^	179,250
140,000	DISH Network Corp., 3.38%, 8/15/26	133,527
80,000	NBCUniversal Media LLC, 5.95%, 4/1/41	91,861
114,000	NBCUniversal Media LLC, 4.45%, 1/15/43	108,801

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$ 700,000	Neptune Finco Corp., 6.63%, 10/15/25, Callable 10/15/20 @ 103.31(a)	$737,625
200,000	Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 11/5/18 @ 102.31(a)	198,240
105,000	Sirius XM Radio, Inc., 6.00%, 7/15/24, Callable 7/15/19 @ 103(a)	108,806
695,000	Sirius XM Radio, Inc., 5.38%, 4/15/25, Callable 4/15/20 @ 102.69(a)	697,606
130,000	Sirius XM Radio, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69^(a)	129,025
716,000	Time Warner Cable, Inc., 8.25%, 4/1/19	734,301
623,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 6/1/21 @ 100	626,757
155,000	Time Warner Cable, Inc., 6.55%, 5/1/37	168,139
280,000	Time Warner Cable, Inc., 7.30%, 7/1/38	320,717
1,500,000	Time Warner Cable, Inc., 6.75%, 6/15/39	1,635,893
69,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	66,459

		9,867,670

Metals & Mining (0.1%):
400,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22, Callable 12/1/21 @ 100	387,000

Mortgage Real Estate Investmen (0.0%):
45,000	Starwood Property Trust, Inc., 4.75%, 3/15/25, Callable 9/15/24 @ 100	43,092

Multi-Utilities (0.1%):
339,000	Sempra Energy, 6.00%, 10/15/39	389,736

Oil, Gas & Consumable Fuels (2.4%):
149,000	Anadarko Petroleum Corp., 4.85%, 3/15/21, Callable 2/15/21 @ 100	153,127
308,000	Anadarko Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100^	326,816
738,000	Anadarko Petroleum Corp., 7.50%, 5/1/31	905,354
78,000	Anadarko Petroleum Corp., 6.45%, 9/15/36	89,004
410,000	Anadarko Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100^	482,157
200,000	Antero Resources Corp., 5.13%, 12/1/22, Callable 11/5/18 @ 102.56^	203,100
280,000	California Resources Corp., 8.00%, 12/15/22, Callable 12/15/18 @ 104^(a)	267,400
315,000	Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24, Callable 1/1/24 @ 100	344,925

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 475,000	Cheniere Energy Partners LP, 5.25%, 10/1/25, Callable 10/1/20 @ 102.63	$475,584
50,000	Cheniere Energy Partners LP, 5.63%, 10/1/26, Callable 10/1/21 @ 102.81(a)	50,360
488,000	Chesapeake Energy Corp., 8.00%, 12/15/22, Callable 12/15/18 @ 104^(a)	509,960
360,000	Chesapeake Energy Corp., 8.00%, 1/15/25, Callable 1/15/20 @ 106^	371,250
425,000	Citgo Petroleum Corp., 6.25%, 8/15/22, Callable 11/5/18 @ 103.13(a)	423,938
132,000	Columbia Pipeline Group, 4.50%, 6/1/25, Callable 3/1/25 @ 100	133,451
195,000	Crestwood Midstream Partners LP, 6.25%, 4/1/23, Callable 10/22/18 @ 104.69	201,825
100,000	Crestwood Midstream Partners LP, 5.75%, 4/1/25, Callable 4/1/20 @ 104.31^	102,125
100,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22, Callable 11/5/18 @ 102.17	101,500
275,000	DCP Midstream Operating LLC, 8.13%, 8/16/30	327,594
125,000	DCP Midstream Operating LP, 5.38%, 7/15/25, Callable 4/15/25 @ 100^	127,344
350,000	DCP Midstream Operating LP, 5.85% (US0003M+385 bps), 5/21/43, Callable 5/21/23 @ 100^(a)	323,750
300,000	Denbury Resources, Inc., 9.25%, 3/31/22, Callable 3/31/19 @ 109.25^(a)	324,000
125,000	Denbury Resources, Inc., 4.63%, 7/15/23, Callable 11/5/18 @ 102.31	109,923
117,000	Enable Midstream Partners LP, 2.40%, 5/15/19, Callable 4/15/19 @ 100	116,509
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	119,991
67,000	Energy Transfer Partners LP, 4.20%, 9/15/23, Callable 8/15/23 @ 100^	67,532
229,000	Energy Transfer Partners LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100^	233,145
128,000	Energy Transfer Partners LP, 5.80%, 6/15/38, Callable 12/15/37 @ 100	132,959
83,000	Energy Transfer Partners LP, 6.00%, 6/15/48, Callable 12/15/47 @ 100^	88,495

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 165,000	Everest Acquisition Finance, Inc., 8.00%, 11/29/24, Callable 11/30/19 @ 106(a)	$166,238
200,000	Global Partners LP, 6.25%, 7/15/22, Callable 11/5/18 @ 103.13^	199,000
220,000	Hess Infrastructure Partners LP/Finance Corp., 5.63%, 2/15/26, Callable 2/15/21 @ 104.22(a)	222,200
205,000	Hilcorp Energy LP, 5.00%, 12/1/24, Callable 6/1/19 @ 102.5(a)	200,029
50,000	Indigo Natural Resources LLC, 6.88%, 2/15/26, Callable 2/15/21 @ 103.44(a)	48,375
155,000	Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25, Callable 10/15/20 @ 105.44^(a)	118,575
111,000	Kinder Morgan (Delaware), Inc., 3.05%, 12/1/19, Callable 11/1/19 @ 100	110,878
112,000	Kinder Morgan (Delaware), Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100^	112,058
195,000	Kinder Morgan Energy Partners LP, 2.65%, 2/1/19	194,859
42,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	48,095
479,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/1/43 @ 100	498,205
105,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26, Callable 8/1/21 @ 103(a)	104,738
113,000	MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100	115,855
159,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	164,967
190,000	Parsley Energy LLC, 5.25%, 8/15/25, Callable 8/15/20 @ 103.94^(a)	189,050
265,000	PBF Holding Co. LLC/PBF Finance Corp., 7.00%, 11/15/23, Callable 11/15/18 @ 105.25^	275,600
38,000	Phillips 66 Partners LP, 2.65%, 2/15/20, Callable 1/15/20 @ 100	37,638
10,000	Rose Rock Midstream, 5.63%, 11/15/23, Callable 5/15/19 @ 102.81	9,725
200,000	Rose Rock Midstream LP, 5.63%, 7/15/22, Callable 10/22/18 @ 102.81^	198,500
10,000	Semgroup Corp., 7.25%, 3/15/26, Callable 3/15/21 @ 103.63	9,975
233,000	Southwestern Energy Co., 6.70%, 1/23/25, Callable 10/23/24 @ 100^	231,253
40,000	Southwestern Energy Co., 7.50%, 4/1/26, Callable 4/1/21 @ 105.63^	41,900

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 200,000	Summit Midstream Holdings LLC, 5.75%, 4/15/25, Callable 4/15/20 @ 104.31	$192,500
80,000	Sunoco Finance Corp., 5.50%, 2/15/26, Callable 2/15/21 @ 102.75(a)	77,280
548,000	Sunoco Logistics Partners Operations LP, 5.40%, 10/1/47, Callable 4/1/47 @ 100	542,064
130,000	Targa Resources Partners LP, 5.13%, 2/1/25, Callable 2/1/20 @ 103.84	130,975
125,000	Targa Resources Partners LP, 5.88%, 4/15/26, Callable 4/15/21 @ 104.41(a)	128,906
130,000	Targa Resources Partners LP, 5.38%, 2/1/27, Callable 2/1/22 @ 102.69	130,000
103,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	100,959
1,000,000	Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100	959,242
66,000	Western Gas Partners, LP, 4.75%, 8/15/28, Callable 5/15/28 @ 100^	64,731
239,000	Williams Partners LP, 3.60%, 3/15/22, Callable 1/15/22 @ 100	237,445
162,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	164,990
285,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	287,528

		13,427,451

Pharmaceuticals (0.1%):
57,000	Elanco Animal Health, Inc., 3.91%, 8/27/21(a)	57,054
180,000	Elanco Animal Health, Inc., 4.27%, 8/28/23, Callable 7/28/23 @ 100(a)	180,728
76,000	Elanco Animal Health, Inc., 4.90%, 8/28/28, Callable 5/28/28 @ 100(a)	77,163
110,000	Valeant Pharmaceuticals International, 9.25%, 4/1/26, Callable 4/1/22 @ 104.63(a)	118,663

		433,608

Professional Services (0.0%):
200,000	Tempo Finance, Corp., 6.75%, 6/1/25, Callable 6/1/20 @ 103.38(a)	194,500

Real Estate Management & Development (0.0%):
200,000	Howard Hughes Corp. (The), 5.38%, 3/15/25, Callable 3/15/20 @ 104.03^(a)	198,000

Semiconductors & Semiconductor (0.0%):
90,000	Qorvo, Inc., 5.50%, 7/15/26, Callable 7/15/21 @ 102.75(a)	91,575

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Software (0.2%):
$ 80,000	CDK Global, Inc., 5.88%, 6/15/26, Callable 6/15/21 @ 102.94^	$82,430
135,000	Fair Isaac Corp., 5.25%, 5/15/26, Callable 2/15/26 @ 100(a)	136,181
90,000	Nuance Communications, Inc., 5.63%, 12/15/26, Callable 12/15/21 @ 102.81	90,445
200,000	Solera LLC, 10.50%, 3/1/24, Callable 3/1/19 @ 107.88(a)	218,500
250,000	Sophia LP/Finance, Inc., 9.00%, 9/30/23, Callable 11/5/18 @ 104.5(a)	260,625
125,000	Symantec Corp., 5.00%, 4/15/25, Callable 4/15/20 @ 102.5^(a)	123,681

		911,862

Technology Hardware, Storage & Peripherals (0.1%):
441,000	HP Enterprise Co., 3.60%, 10/15/20, Callable 9/15/20 @ 100	442,795

Thrifts & Mortgage Finance (0.0%):
235,000	Quicken Loans, Inc., 5.25%, 1/15/28, Callable 1/15/23 @ 102.63(a)	218,256

Tobacco (0.3%):
212,000	Altria Group, Inc., 4.00%, 1/31/24	215,085
94,000	Reynolds American, Inc., 3.25%, 6/12/20	93,808
320,000	Reynolds American, Inc., 4.00%, 6/12/22^	321,976
232,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	233,710
120,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	128,166
700,000	Vector Group, Ltd., 6.13%, 2/1/25, Callable 2/1/20 @ 103.06(a)	647,500

		1,640,245

Trading Companies & Distributors (0.0%):
175,000	AerCap Global Aviation Trust, 6.50% (US0003M+430 bps), 6/15/45, Callable 6/15/25 @ 100^(a)	182,000

Wireless Telecommunication Services (0.2%):
200,000	Sprint Communications, Inc., 7.25%, 9/15/21	211,500
350,000	Sprint Communications, Inc., 7.88%, 9/15/23	377,562
280,000	Sprint Communications, Inc., 7.13%, 6/15/24	290,500
85,000	Sprint Corp., 7.63%, 3/1/26, Callable 11/1/25 @ 100	89,994
65,000	Sprint Nextel Corp., 6.00%, 11/15/22	66,300
200,000	T-Mobile USA, Inc., 5.13%, 4/15/25, Callable 4/15/20 @ 102.56^	201,500

		1,237,356

Total Corporate Bonds (Cost $101,352,123)		99,204,225

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars (6.5%):
Aerospace & Defense (0.1%):
$ 150,000	Avolon Holdings Funding, Ltd., 5.13%, 10/1/23, Callable 9/1/23 @ 100(a)	$151,617
140,000	Bombardier, Inc., 6.00%, 10/15/22, Callable 11/5/18 @ 103^(a)	140,356
210,000	Bombardier, Inc., 6.13%, 1/15/23^(a)	210,918

		502,891

Banks (1.2%):
430,000	Barclays Bank plc, 3.25%, 1/12/21	424,204
200,000	Barclays Bank plc, 7.63%, 11/21/22	216,800
585,000	Barclays Bank plc, 4.38%, 1/12/26	567,470
200,000	BNP Paribas SA, 7.00% (USSW5+398 bps), 12/31/99, Callable 8/16/28 @ 100^(a)	201,350
205,000	HSBC Holdings plc, 4.25%, 3/14/24	203,912
200,000	Intesa Sanpaolo SpA, 5.02%, 6/26/24(a)	180,477
656,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26^(a)	596,756
530,000	Rabobank Nederland NY, 4.38%, 8/4/25	524,843
2,550,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	2,666,267
452,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23^	471,598
425,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	442,136

		6,495,813

Beverages (0.0%):
80,000	Cott Corp., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13(a)	78,100

Capital Markets (0.8%):
470,000	Credit Suisse Group Fun, Ltd., 2.75%, 3/26/20	465,704
670,000	Credit Suisse Group Fun, Ltd., 3.80%, 9/15/22	666,788
787,000	Credit Suisse Group Fun, Ltd., 3.80%, 6/9/23	777,508
470,000	Credit Suisse Group Fun, Ltd., 3.75%, 3/26/25	453,315
860,000	Deutsche Bank AG, 3.30%, 11/16/22	817,563
979,000	Deutsche Bank AG, 4.50%, 4/1/25^	919,004
491,000	UBS Group AG, 4.13%, 9/24/25(a)	487,949

		4,587,831

Chemicals (0.2%):
400,000	Consolidated Energy Finance SA, 6.88%, 6/15/25, Callable 6/15/20 @ 105.16(a)	415,500
150,000	Consolidated Energy Finance SA, 6.50%, 5/15/26, Callable 5/15/21 @ 104.88(a)	151,500
325,000	Nova Chemicals Corp., 4.88%, 6/1/24, Callable 3/3/24 @ 100(a)	312,894
105,000	Nufarm Australia, Ltd., 5.75%, 4/30/26, Callable 4/30/21 @ 102.88(a)	99,094
150,000	OCI NV, 6.63%, 4/15/23, Callable 4/15/20 @ 103.31^(a)	155,250

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Chemicals, continued
$ 115,000	Tronox Finance plc, 5.75%, 10/1/25, Callable 10/1/20 @ 104.31^(a)	$106,375

		1,240,613

Containers & Packaging (0.1%):
490,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 7.25%, 5/15/24, Callable 5/15/19 @ 105.44(a)	512,663
200,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 6.00%, 2/15/25, Callable 2/15/20 @ 104.5(a)	195,750

		708,413

Diversified Financial Services (0.0%):
120,000	Camelot Finance SA, 7.88%, 10/15/24, Callable 10/15/19 @ 103.94^(a)	119,614
155,000	Intelsat Jackson Holdings SA, 8.50%, 10/15/24, Callable 10/15/20 @ 106.38(a)	156,705
20,000	Tervita Escrow Corp., 7.63%, 12/1/21, Callable 12/1/18 @ 103.81(a)	20,625

		296,944

Diversified Telecommunication (0.1%):
200,000	Altice France SA, 8.13%, 2/1/27, Callable 2/1/22 @ 106.09(a)	206,000

Diversified Telecommunication Services (0.1%):
260,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 2/15/19 @ 104(a)	273,650
200,000	Sable International Finance, Ltd., 6.88%, 8/1/22, Callable 11/5/18 @ 105.16(a)	208,982
200,000	SFR Group SA, 7.38%, 5/1/26, Callable 5/1/21 @ 103.69(a)	200,000
405,000	Ziggo Bond Finance BV, 5.88%, 1/15/25, Callable 1/15/20 @ 102.94(a)	380,194
100,000	Ziggo Secured Finance BV, 5.50%, 1/15/27, Callable 1/15/22 @ 102.75(a)	93,825

		1,156,651

Energy Equipment & Services (0.2%):
200,000	Ensco plc, 4.50%, 10/1/24, Callable 7/1/24 @ 100^	171,750
113,000	Noble Holding International, Ltd., 7.75%, 1/15/24, Callable 10/15/23 @ 100^	112,153
130,000	Noble Holding International, Ltd., 7.88%, 2/1/26, Callable 2/1/21 @ 105.91^(a)	134,874
215,000	Weatherford International, Ltd., 9.88%, 2/15/24, Callable 11/15/23 @ 100	210,699
215,000	Weatherford International, Ltd., 6.50%, 8/1/36^	161,788

		791,264

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Gas Utilities (0.0%):
$ 230,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23, Callable 11/5/18 @ 103.44(c)	$228,275

Hotels, Restaurants & Leisure (0.0%):
115,000	1011778 BC ULC New Red Finance, Inc., 4.25%, 5/15/24, Callable 5/15/20 @ 102.13^(a)	108,963
165,000	Stars Group Holdings BV, 7.00%, 7/15/26, Callable 7/15/21 @ 103.5^(a)	170,229
200,000	Studio City Co., Ltd., 7.25%, 11/30/21, Callable 11/30/18 @ 103.63(a)	207,000
95,000	Wynn Macau, Ltd., 4.88%, 10/1/24, Callable 10/1/20 @ 102.44(a)	89,419

		575,611

Media (0.1%):
400,000	Altice Financing SA, 7.50%, 5/15/26, Callable 5/15/21 @ 103.75(a)	390,000
200,000	Altice Finco SA, 8.13%, 1/15/24, Callable 12/15/18 @ 104.06^(a)	202,000
325,000	MDC Partners, Inc., 6.50%, 5/1/24, Callable 5/1/19 @ 104.88^(a)	287,625

		879,625

Metals & Mining (0.2%):
200,000	BHP Billiton Finance USA, Ltd., 6.25% (USSW5+497 bps), 10/19/75, Callable 10/19/20 @ 100(a)	208,500
456,000	BHP Billiton Finance USA, Ltd., 6.75% (USSW5+509 bps), 10/19/75, Callable 10/20/25 @ 100(a)	499,890
200,000	Corp. Nacional del Cobre, 3.63%, 8/1/27, Callable 5/1/27 @ 100(a)	191,246
200,000	Corp. Nacional del Cobre, 4.50%, 8/1/47, Callable 2/1/47 @ 100^(a)	194,332
200,000	First Quantum Minerals, Ltd., 7.25%, 5/15/22, Callable 11/5/18 @ 103.63^(a)	195,750
200,000	First Quantum Minerals, Ltd., 6.50%, 3/1/24, Callable 9/1/20 @ 103.25(a)	183,000
95,000	First Quantum Minerals, Ltd., 7.50%, 4/1/25, Callable 4/1/20 @ 105.63^(a)	90,131

		1,562,849

Multi-Utilities (0.1%):
148,000	InterGen NV, 7.00%, 6/30/23, Callable 11/5/18 @ 103.5(a)	146,520
566,000	Petroleos Mexicanos, 6.50%, 3/13/27	578,169

		724,689

Oil, Gas & Consumable Fuels (1.6%):
28,000	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	31,063

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$ 362,000	Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100^	$349,926
330,000	Empresa Nacional del Pet, 4.38%, 10/30/24(a)	330,217
135,000	Enbridge, Inc., 4.25%, 12/1/26, Callable 9/1/26 @ 100	135,857
156,000	Enbridge, Inc., 5.50%, 12/1/46, Callable 5/29/46 @ 100^	174,164
234,000	Petrobras Global Finance Co., 4.38%, 5/20/23^	222,253
1,793,000	Petrobras Global Finance Co., 7.25%, 3/17/44^	1,702,454
97,000	Petroleos Mexicanos, 6.00%, 3/5/20^	99,862
1,169,000	Petroleos Mexicanos, 4.88%, 1/18/24^	1,164,324
694,000	Petroleos Mexicanos, 4.50%, 1/23/26^	648,890
696,000	Petroleos Mexicanos, 6.50%, 6/2/41	652,500
563,000	Petroleos Mexicanos, 5.50%, 6/27/44	476,523
673,000	Petroleos Mexicanos, 5.63%, 1/23/46	571,310
2,228,000	Petroleos Mexicanos, 6.75%, 9/21/47	2,125,934
130,000	Teine Energy, Ltd., 6.88%, 9/30/22, Callable 11/5/18 @ 103.44(a)	130,975

		8,816,252

Pharmaceuticals (0.7%):
1,050,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	1,042,962
123,000	Mylan NV, 2.50%, 6/7/19	122,550
459,000	Mylan NV, 3.15%, 6/15/21, Callable 5/15/21 @ 100	452,144
226,000	Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	213,780
200,000	Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24, Callable 1/15/24 @ 100^	203,089
324,000	Teva Pharmaceuticals Industries, Ltd., 2.20%, 7/21/21	304,463
127,000	Teva Pharmaceuticals Industries, Ltd., 2.80%, 7/21/23^	113,086
120,000	Valeant Pharmaceuticals, 5.50%, 3/1/23, Callable 11/5/18 @ 102.75^(a)	115,500
265,000	Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24, Callable 3/15/20 @ 103.5(a)	279,973
195,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06^(a)	185,250

		3,032,797

Professional Services (0.1%):
205,000	IHS Markit, Ltd., 4.75%, 2/15/25, Callable 11/15/24 @ 100(a)	207,979

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Professional Services, continued
$ 620,000	Nielsen Co. Luxembourg SARL (The), 5.00%, 2/1/25, Callable 2/1/20 @ 103.75^(a)	$607,600

		815,579

Sovereign Bond (0.3%):
900,000	Dominican Republic, 5.50%, 1/27/25(a)	903,375
150,000	Dominican Republic International Bond, 6.00%, 7/19/28(a)	152,543
1,000,000	Republic of Argentina, 5.88%, 1/11/28	791,500

		1,847,418

Tobacco (0.2%):
462,000	Imperial Tobacco Finance, 3.75%, 7/21/22, Callable 5/21/22 @ 100(a)	459,915
700,000	Imperial Tobacco Finance, 4.25%, 7/21/25, Callable 4/21/25 @ 100(a)	694,316

		1,154,231

Trading Companies & Distributors (0.4%):
900,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 5.00%, 10/1/21	925,727
1,450,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.63%, 7/1/22	1,479,470
100,000	Fly Leasing, Ltd., 6.38%, 10/15/21, Callable 11/5/18 @ 103.19	103,000
165,000	Fly Leasing, Ltd., 5.25%, 10/15/24, Callable 10/15/20 @ 102.63	158,606

		2,666,803

Total Yankee Dollars (Cost $39,097,012)		38,368,649

Municipal Bonds (0.8%):
California (0.3%):
1,150,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	1,647,225

Illinois (0.5%):
3,465,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series B, 5.43%, 1/1/42	3,326,048

Total Municipal Bonds (Cost $5,017,425)		4,973,273

U.S. Government Agency Mortgages (13.5%):
Federal National Mortgage Association (6.7%)
4,974	3.50%, 11/1/25, Pool #AE7758	5,002
614,836	3.50%, 1/1/26, Pool #AH1296	618,422
243,785	3.50%, 1/1/26, Pool #AH2108	245,412
439,250	3.50%, 8/1/33, Pool # MA3438	441,722
147,407	3.50%, 8/1/33, Pool #AL4227	147,421
1,782,879	3.50%, 9/1/33, Pool # MA3462	1,792,915
1,000,000	2.50%, 10/25/33, TBA	964,779
795,521	6.00%, 5/1/36, Pool #745512	875,951
371,094	6.00%, 7/1/39, Pool #BF0030	399,561
43,798	3.50%, 12/1/40, Pool #AH1556	43,439
19,406	3.50%, 6/1/42, Pool #AO6387	19,249
574,475	3.00%, 9/1/42, Pool #AB6126	555,128
790,992	3.00%, 10/1/42, Pool #AB6504	763,954
464,952	3.00%, 10/1/42, Pool #AB6509	449,276
41,076	3.50%, 11/1/42, Pool #MA1236	40,795

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 823,980	3.00%, 11/1/42, Pool #AB6976	$795,814
319,046	3.00%, 12/1/42, Pool #AB7282	308,177
1,419,350	3.00%, 1/1/43, Pool #AB7586	1,370,503
19,180	3.50%, 3/1/43, Pool #AB8733	19,025
21,194	3.50%, 3/1/43, Pool #AR4461	21,022
58,791	3.50%, 7/1/43, Pool #AT8975	58,315
80,222	3.50%, 11/1/43, Pool #AL9612	79,574
911,124	4.50%, 3/1/44, Pool #AV0957	944,810
990,107	4.50%, 7/1/44, Pool #AS3062	1,027,211
351,869	4.50%, 10/1/44, Pool #AV8856	364,607
509,911	4.50%, 12/1/44, Pool #AS4176	528,602
122,233	3.50%, 2/1/45, Pool #BM1014	121,244
183,781	4.00%, 5/1/45, Pool #AZ1207	185,887
270,753	4.00%, 6/1/45, Pool #AY8126	273,815
478,561	4.00%, 6/1/45, Pool #AY8096	484,128
735,135	3.50%, 7/1/45, Pool #AZ0814	726,564
492,656	3.50%, 8/1/45, Pool #AY8424	486,912
549,371	4.50%, 12/1/45, Pool #BA6997	566,910
91,347	4.00%, 12/1/45, Pool #AS6352	92,521
36,248	4.50%, 1/1/46, Pool #AY3890	37,496
307,700	4.00%, 2/1/46, Pool #BC1578	311,095
41,243	4.00%, 2/1/46, Pool # BC2310	41,905
14,461	4.50%, 3/1/46, Pool #BC0287	14,989
666,719	4.00%, 4/1/46, Pool #AL8468	678,848
86,889	4.00%, 4/1/46, Pool #AS7024	87,978
239,344	4.00%, 5/1/46, Pool # BC0909	243,094
26,500	4.00%, 5/1/46, Pool # BD0975	26,914
19,941	4.00%, 6/1/46, Pool # BD3862	20,254
148,128	4.50%, 6/1/46, Pool #BD1238	153,940
615,919	4.00%, 6/1/46, Pool #AL9282	622,660
27,634	4.00%, 7/1/46, Pool # BD3861	28,064
241,516	4.00%, 7/1/46, Pool # BC1443	245,299
463,867	3.50%, 7/1/46, Pool #BC6149	458,029
639,437	3.50%, 7/1/46, Pool #AL9515	631,518
31,062	3.50%, 8/1/46, Pool #BD5247	30,665
249,739	4.00%, 8/1/46, Pool # BC1497	253,641
123,090	3.00%, 8/1/46, Pool #AS8320	117,910
19,105	3.50%, 9/1/46, Pool #BD0711	18,862
47,317	3.50%, 9/1/46, Pool #BD7792	46,724
969,956	3.00%, 9/1/46, Pool #AS7844	929,536
111,412	4.00%, 9/1/46, Pool #BD1489	112,592
250,880	4.00%, 9/1/46, Pool # BC2843	254,791
335,447	3.50%, 10/1/46, Pool #AL9285	331,197
212,672	4.00%, 10/1/46, Pool # BC4754	215,986
35,806	4.00%, 10/1/46, Pool #BD7599	36,183
1,800,086	3.50%, 10/1/46, Pool #BC4760	1,777,051
68,841	4.50%, 10/1/46, Pool #BE1671	71,472
555,596	3.00%, 10/1/46, Pool #AL9397	532,440
74,680	4.50%, 11/1/46, Pool #BE2386	77,534
41,405	3.50%, 12/1/46, Pool #BE5877	40,866
429,469	3.00%, 12/1/46, Pool #BE0757	411,562
144,690	4.50%, 12/1/46, Pool #BE4488	150,367
1,080,188	3.50%, 12/1/46, Pool #BD8504	1,066,254
672,957	3.50%, 12/1/46, Pool #BC9077	664,276
17,570	4.50%, 12/1/46, Pool #BC9079	18,216
399,117	3.50%, 1/1/47, Pool #AL9776	394,009
507,423	3.50%, 1/1/47, Pool #BE1526	500,982
116,290	4.50%, 1/1/47, Pool #BE7087	120,851
92,028	4.50%, 1/1/47, Pool #BE6506	95,617
26,672	3.50%, 1/1/47, Pool #BE7834	26,316
420,930	3.50%, 1/1/47, Pool #BE5530	415,499

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 127,717	4.50%, 2/1/47, Pool #BE8498	$132,726
961,781	4.00%, 2/1/47, Pool #AL9779	975,168
410,960	4.50%, 3/1/47, Pool #BE9261	427,074
290,633	2.50%, 4/1/47, Pool #BM3707	269,196
147,313	4.00%, 5/1/47, Pool #BM1277	149,307
148,134	4.50%, 6/1/47, Pool #BE3663	153,606
21,901	4.00%, 6/1/47, Pool #BH4269	22,196
46,748	4.50%, 6/1/47, Pool #BH0561	48,393
1,431,707	4.00%, 6/1/47, Pool #BE3702	1,446,638
24,438	4.50%, 6/1/47, Pool #BE9387	25,341
356,942	4.00%, 7/1/47, Pool #BE9653	360,646
765,590	3.50%, 7/1/47, Pool #BM3041	758,664
95,689	4.00%, 7/1/47, Pool #AS9968	96,919
134,385	4.50%, 7/1/47, Pool #BE3749	139,349
405,812	3.50%, 12/1/47, Pool #CA0854	400,325
24,115	4.00%, 12/1/47, Pool #BJ2132	24,444
23,895	4.00%, 12/1/47, Pool #BJ4279	24,221
445,591	3.50%, 12/1/47, Pool #CA0855	439,358
24,109	4.00%, 2/1/48, Pool #CA1199	24,437
24,798	4.00%, 3/1/48, Pool #BK3214	25,137
24,788	4.00%, 3/1/48, Pool #BK1867	25,128
173,827	4.00%, 4/1/48, Pool #BM3700	176,135
32,199	4.00%, 4/1/48, Pool #CA1545	32,639
695,205	4.00%, 4/1/48, Pool # MA3333	702,358
494,319	3.00%, 4/1/48, Pool #CA1521	473,389
23,939	4.00%, 4/1/48, Pool #BK4838	24,266
23,487	4.00%, 4/1/48, Pool #BJ8805	23,809
24,816	4.00%, 4/1/48, Pool #BK2485	25,156
31,661	4.00%, 4/1/48, Pool #BK3836	32,093
141,771	4.50%, 4/1/48, Pool #BJ5454	146,821
655,598	4.00%, 4/1/48, Pool #BJ9939	663,276
24,848	4.00%, 5/1/48, Pool #BK2527	25,188
89,178	4.00%, 5/1/48, Pool #BM3877	90,660
51,605	4.50%, 5/1/48, Pool #BJ5507	53,443
99,541	4.00%, 6/1/48, Pool # MA3384	100,565
1,299,999	4.00%, 9/1/48, Pool #BM2007	1,313,389
200,000	4.50%, 10/15/48, TBA	206,414
2,800,000	4.50%, 10/20/48, TBA	2,893,532
201,967	4.50%, 10/25/48, Pool # BM4548	208,523

		41,292,078

Federal Home Loan Mortgage Corporation (3.4%)
492,289	3.50%, 3/1/32, Pool #C91403	494,258
1,296,429	3.50%, 7/1/32, Pool #C91467	1,301,624
1,233,455	4.00%, 5/1/37, Pool #C91938	1,259,913
405,325	5.00%, 2/1/38, Pool #G60365	430,069
521,906	4.00%, 11/1/40, Pool #A95150	530,674
1,044,048	3.50%, 1/1/44, Pool #G07922	1,035,650
522,454	3.50%, 1/1/44, Pool #G60271	518,245
183,629	4.00%, 2/1/45, Pool # G07949	186,339
159,417	3.50%, 11/1/45, Pool #Q37467	157,441
17,166	4.00%, 4/1/46, Pool #Q39975	17,397
46,710	4.00%, 4/1/46, Pool #V82292	47,339
28,750	3.00%, 6/1/46, Pool #G08710	27,557
324,526	3.50%, 9/1/46, Pool #Q43257	320,204
164,432	3.00%, 11/1/46, Pool #Q44452	157,557
3,487,330	3.00%, 12/1/46, Pool #G08737	3,342,592
458,260	3.00%, 12/1/46, Pool #G60989	439,231
20,284	4.50%, 12/1/46, Pool #Q45028	21,039
709,194	3.00%, 1/1/47, Pool #G08741	679,142
19,281	4.50%, 1/1/47, Pool #Q45635	20,000
46,389	4.50%, 2/1/47, Pool #Q46222	48,122

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 105,426	4.50%, 5/1/47, Pool #Q47935	$109,368
42,550	4.50%, 5/1/47, Pool #Q47942	44,141
94,462	4.50%, 5/1/47, Pool #Q48095	97,994
822,567	4.00%, 6/1/47, Pool #Q48877	834,218
110,924	4.50%, 6/1/47, Pool #Q48759	115,071
698,666	4.00%, 6/1/47, Pool #G08767	706,379
942,499	4.00%, 7/1/47, Pool #G08771	953,409
86,215	4.50%, 7/1/47, Pool #Q49393	89,439
626,613	3.50%, 10/1/47, Pool #G08784	617,218
481,131	3.50%, 11/1/47, Pool #Q52086	473,936
334,052	4.00%, 12/1/47, Pool #G61305	337,590
44,986	3.50%, 12/1/47, Pool #Q53293	44,308
190,148	4.50%, 12/1/47, Pool #Q53017	196,941
2,428,239	3.50%, 12/1/47, Pool #V83817	2,391,666
78,132	4.00%, 1/1/48, Pool #V83906	78,954
26,238	4.50%, 1/1/48, Pool #Q53730	27,183
90,598	4.00%, 2/1/48, Pool #G61343	91,580
21,350	4.00%, 2/1/48, Pool #Q54499	21,616
72,439	4.00%, 2/1/48, Pool #V83994	73,209
138,555	4.50%, 4/1/48, Pool #Q55500	143,560
168,525	4.50%, 4/1/48, Pool #Q55660	174,612
190,190	4.50%, 4/1/48, Pool #Q55724	197,059
290,634	4.50%, 5/1/48, Pool #Q55839	301,110
428,980	4.00%, 5/1/48, Pool #Q55992	434,871

		19,589,825

Government National Mortgage Association (3.4%)
150,774	4.00%, 8/15/41, Pool #430354	154,322
1,737,853	4.00%, 1/20/42, Pool #5280	1,783,498
27,705	4.00%, 11/20/42, Pool #AB9233	28,461
418,652	3.00%, 12/20/42, Pool #AA5872	407,701
3,684,523	3.50%, 1/20/43, Pool #MA0699	3,684,692
63,140	3.50%, 3/20/43, Pool #AD8884	63,162
112,723	3.00%, 3/20/43, Pool #AD8812	109,838
269,939	3.00%, 3/20/43, Pool #AA6146	262,962
25,053	3.50%, 4/20/43, Pool #AB9891	25,095
66,009	3.50%, 4/20/43, Pool #AD9075	66,071
363,131	3.50%, 6/20/46, Pool #MA3736	361,637
616,170	3.00%, 7/20/46, Pool #MA3802	597,953
93,183	3.50%, 7/20/46, Pool #MA3803	92,785
843,566	3.00%, 9/20/46, Pool #MA3936	819,013
169,404	3.00%, 11/20/46, Pool #MA4068	164,317
1,059,413	3.00%, 12/20/46, Pool #MA4126	1,027,435
312,519	4.00%, 1/15/47, Pool #AX5857	318,883
337,476	4.00%, 1/15/47, Pool #AX5831	343,560
2,167,283	3.00%, 1/20/47, Pool #MA4195	2,101,760
257,118	3.00%, 2/20/47, Pool #MA4261	249,345
223,680	4.00%, 4/20/47, Pool #784304	227,948
195,974	4.00%, 4/20/47, Pool #784303	199,717
161,673	4.00%, 5/20/47, Pool #MA4452	165,043
171,652	4.00%, 7/20/47, Pool #MA4587	175,371
48,653	3.50%, 7/20/47, Pool #MA4586	48,415
4,641,774	3.50%, 9/20/47, Pool #MA4719	4,619,024
387,908	3.50%, 1/20/48, Pool #MA4962	386,004

		18,484,012

Total U.S. Government Agency Mortgages (Cost $81,817,956)		79,365,915

U.S. Treasury Obligations (19.7%):
U.S. Treasury Inflation Index Bonds (1.5%)
1,430,000	1.38%, 2/15/44	1,656,309
6,247,000	0.75%, 2/15/45^	6,212,938

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Inflation Index Bonds, continued
$ 425,000	1.00%, 2/15/46	$446,061

		8,315,308

U.S. Treasury Bonds (2.5%)
504,000	3.00%, 11/15/45	486,065
2,197,000	3.00%, 5/15/47	2,115,986
1,347,000	2.75%, 11/15/47^	1,233,084
10,886,000	3.00%, 8/15/48	10,476,498

		14,311,633

U.S. Treasury Notes (12.9%)
9,824,000	1.75%, 12/31/20	9,590,680
2,851,000	1.25%, 3/31/21^	2,741,081
910,000	1.38%, 4/30/21	876,444
8,364,000	1.13%, 9/30/21	7,943,186
4,686,000	2.00%, 12/31/21	4,555,488
14,576,000	1.88%, 3/31/22	14,076,088
1,431,000	1.75%, 6/30/22	1,372,027
15,386,000	1.88%, 7/31/22	14,803,615
8,264,000	1.88%, 9/30/22	7,936,023
2,625,000	2.13%, 7/31/24	2,504,517
2,619,000	2.13%, 11/30/24	2,491,119
2,314,000	2.25%, 12/31/24	2,216,107
3,900,800	1.50%, 8/15/26^	3,482,988
1,920,000	2.88%, 5/15/28	1,891,050

		76,480,413

U.S. Treasury Inflation Index Notes (2.8%)
2,238,000	0.25%, 1/15/25	2,284,643
5,000,000	0.63%, 1/15/26	5,187,866
3,330,000	0.13%, 7/15/26^	3,300,218
5,351,100	0.38%, 7/15/27	5,266,354

		16,039,081

U.S. Treasury Bills (0.0%)
46,000	2.19%, 1/3/19	45,736

Total U.S. Treasury Obligations (Cost $120,501,573)		115,192,171

Securities Held as Collateral for Securities on Loan (10.0%):
$ 58,521,341	AZL Fidelity Institutional Asset Management Multi-Strategy Fund Securities Lending Collateral Account(e)	58,521,341

Total Securities Held as Collateral for Securities on Loan (Cost $58,521,341)		58,521,341

Unaffiliated Investment Company (1.6%):
9,414,445	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.91%(f)	9,414,445

Total Unaffiliated Investment Company (Cost $9,414,445)		9,414,445

Total Investment Securities (Cost $617,637,188) - 110.5%		647,805,056
Net other assets (liabilities) - (10.5)%		(61,856,468)

Net Assets - 100.0%		$585,948,588

Percentages indicated are based on net assets as of September 30, 2018.

GO	-	General Obligation

LIBOR	-	London Interbank Offered Rate
LIBOR01M	-	1 Month US Dollar LIBOR
MTN	-	Medium Term Note
TBA	-	To Be Announced Security
US0003M	-	3 Month US Dollar LIBOR
USSW5	-	USD 5 Year Swap Rate

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2018. The total value of securities on loan as of September 30, 2018, was $56,178,503.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at September 30, 2018.

(c)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2018, these securities represent 0.21% of the net assets of the fund.

(d)	Defaulted bond.
(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2018.
(f)	The rate represents the effective yield at September 30, 2018.

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Securities Sold Short (-0.2%):

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ (Depreciation)
Federal National Mortgage Association, TBA	4.50%	10/25/48	$(200,000)	$(206,000)	$(206,306)	$(306)
Federal National Mortgage Association, TBA	4.00%	10/25/48	(1,400,000)	(1,417,719)	(1,413,672)	4,047

				$(1,623,719)	$(1,619,978)	$3,741

Futures Contracts

Cash of $350,734 has been segregated to cover margin requirements for the following open contracts as of September 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/21/18	63	$9,194,850	$(757)

				$(757)

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (1.2%):
$ 2,357,356	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(a)	$2,344,919
409,636	Aaset Trust, Class A, Series 2018-1A, 3.84%, 1/16/38(a)	405,769
197,917	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	191,354
726,521	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	729,912
607,920	Castlelake Aircraft Securitization Trust, Class A, Series 2018-1A, 4.13%, 6/15/43(a)	606,199
17,392	Countrywide Asset-Backed Certificates Trust, Class AF5, Series 2004-7, 5.87%, 1/25/35, Callable 10/25/18 @ 100(b)	17,473
338,443	DB Master Finance LLC, Class A2I, Series 2017-1A, 3.63%, 11/20/47, Callable 11/20/23 @ 100(a)	329,772
568,703	DB Master Finance LLC, Class A2II, Series 2017-1A, 4.03%, 11/20/47, Callable 11/20/23 @ 100(a)	558,472
567,286	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(a)(b)	568,519
613,000	Thunderbolt II Aircraft Lease, Ltd., Class A, Series 2018-A, 4.15%, 7/15/38(a)(b)	609,353
Total Asset Backed Securities (Cost $6,406,606)		6,361,742

Collateralized Mortgage Obligations (1.7%):
1,384,000	CSMC Trust, Class D, Series 2017-PFHP, 4.32%(US0001M+225bps), 12/15/30(a)	1,388,256
2,000,000	GAHR Commercial Mortgage Trust, Class BFX, Series 2015-NRF, 3.49%, 12/15/34(a)(b)	1,997,447
390,000	GAHR Commercial Mortgage Trust, Class CFX, Series 2015-NRF, 3.38%, 12/15/34(a)	388,818
2,930,000	GAHR Commercial Mortgage Trust, Class DFX, Series 2015-NRF, 3.49%, 12/15/34(a)(b)	2,912,927
63,000	JPMorgan Chase Commercial Mortgage Securities Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/23(a)	64,606
97,000	JPMorgan Chase Commercial Mortgage Securities Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/23(a)	99,561
133,000	JPMorgan Chase Commercial Mortgage Securities Trust, Class EFX, Series 2018-WPT, 5.54%, 7/5/23(a)	134,884
375,000	Morgan Stanley Capital I Trust, Class B, Series 2018-BOP, 3.41%(US0001M+125bps), 6/15/35(c)	375,161

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 904,000	Morgan Stanley Capital I Trust, Class C, Series 2018-BOP, 3.66%(US0001M+150bps), 6/15/35(c)	$904,611
475,756	MSCG Trust, Class A, Series 2016-SNR, 3.35%, 11/15/34(a)(b)	462,204
199,750	MSCG Trust, Class B, Series 2016-SNR, 4.18%, 11/15/34(a)	195,812
140,250	MSCG Trust, Class C, Series 2016-SNR, 5.21%, 11/15/34(a)	139,312
Total Collateralized Mortgage Obligations (Cost $9,176,196)		9,063,599

Corporate Bonds (29.1%):
Aerospace & Defense (0.3%):
365,000	BBA US Holdings, Inc., 5.38%, 5/1/26, Callable 5/1/21 @ 102.69(a)	365,456
315,000	BWX Technologies, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69(a)	316,181
747,000	KLX, Inc., 5.88%, 12/1/22, Callable 11/5/18 @ 104.41(a)	771,652

		1,453,289

Automobiles (0.1%):
493,000	General Motors Co., 3.50%, 10/2/18	493,000

Banks (2.6%):
656,000	Bank of America Corp., 4.20%, 8/26/24, MTN	659,067
612,000	Bank of America Corp., Series L, 3.95%, 4/21/25	599,209
690,000	Bank of America Corp., 3.50%, 4/19/26	667,100
593,000	Bank of America Corp., 4.25%, 10/22/26	586,204
811,000	Bank of America Corp., 3.42%(US0003M+104bps), 12/20/28, Callable 12/20/27 @ 100	761,196
250,000	Bank of America Corp., 6.10%(US0003M+390bps), 12/29/49, Callable 3/17/25 @ 100^	261,875
755,000	CIT Group, Inc., 6.13%, 3/9/28^	788,975
1,090,000	Citigroup, Inc., 4.05%, 7/30/22	1,099,219
1,642,000	Citigroup, Inc., 4.30%, 11/20/26	1,618,776
250,000	Citizens Bank NA/RI, 2.55%, 5/13/21, Callable 4/13/21 @ 100	243,552
253,000	Citizens Bank of Rhode Island, 2.50%, 3/14/19, Callable 2/14/19 @ 100, MTN	252,761
265,000	Comstock Escrow Corp., 9.75%, 8/15/26, Callable 8/15/21 @ 107.31(a)	264,417
2,994,000	JPMorgan Chase & Co., 3.88%, 9/10/24	2,965,429
759,000	JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	705,627
1,109,000	JPMorgan Chase & Co., 4.13%, 12/15/26	1,100,830
240,000	JPMorgan Chase & Co., Series S, 6.75%(US0003M+378bps), 12/31/99, Callable 2/1/24 @ 100	261,900
500,000	Regions Bank, 6.45%, 6/26/37	585,991
260,000	Regions Financial Corp., 3.20%, 2/8/21, Callable 1/8/21 @ 100	258,788

		13,680,916

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Beverages (0.6%):
$ 1,481,000	Anheuser-Busch InBev NV, 3.30%, 2/1/23, Callable 12/1/22 @ 100	$1,464,211
1,402,000	Anheuser-Busch InBev NV, 4.70%, 2/1/36, Callable 8/1/35 @ 100	1,403,882
509,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	494,058

		3,362,151

Capital Markets (1.9%):
282,000	Affiliated Managers Group, Inc., 4.25%, 2/15/24	285,248
572,000	Affiliated Managers Group, Inc., 3.50%, 8/1/25	546,773
194,000	Goldman Sachs Group, Inc., 6.75%, 10/1/37	233,373
596,000	Goldman Sachs Group, Inc.(The), 2.88%(US0003M+82bps), 10/31/22, Callable 10/31/21 @ 100	581,212
230,000	IntercontinentalExchange, 2.75%, 12/1/20, Callable 11/1/20 @ 100	228,062
178,000	Lazard Group LLC, 4.25%, 11/14/20	180,716
227,000	Moody’s Corp., 4.88%, 2/15/24, Callable 11/15/23 @ 100	237,263
781,000	Morgan Stanley, 4.88%, 11/1/22	809,185
7,000,000	Morgan Stanley, 3.74%(US0003M+85bps), 4/24/24, Callable 4/24/23 @ 100^	6,940,548
220,000	MSCI, Inc., 4.75%, 8/1/26, Callable 8/1/21 @ 102.38(a)	218,350

		10,260,730

Chemicals (0.4%):
550,000	CF Industries Holdings, Inc., 3.45%, 6/1/23^	530,063
200,000	Chemours Co., 5.38%, 5/15/27, Callable 2/15/27 @ 100	192,860
370,000	Platform Specialty Products Corp., 5.88%, 12/1/25, Callable 12/1/20 @ 102.94^(a)	365,105
565,000	TPC Group, Inc., 8.75%, 12/15/20, Callable 11/5/18 @ 102.19(a)	563,587
200,000	Valvoline, Inc., 4.38%, 8/15/25, Callable 8/15/20 @ 103.28	186,000
260,000	Venator Finance SARL/Venator Materials Corp., 5.75%, 7/15/25, Callable 7/15/20 @ 104.31^(a)	235,300
300,000	W R Grace & Co., 5.63%, 10/1/24^(a)	315,750

		2,388,665

Commercial Services & Supplies (0.2%):
280,000	ADT Corp., 4.88%, 7/15/32(a)	224,700
300,000	Aramark Services, Inc., 5.00%, 4/1/25, Callable 4/1/20 @ 103.75^(a)	301,125
300,000	Tempo Finance, Corp., 6.75%, 6/1/25, Callable 6/1/20 @ 103.38(a)	291,750

		817,575

Construction & Engineering (0.2%):
375,000	AECOM, 5.88%, 10/15/24, Callable 7/15/24 @ 100^	396,562
405,000	AECOM, 5.13%, 3/15/27, Callable 12/15/26 @ 100^	395,483
220,000	Brand Industrial Services, Inc., 8.50%, 7/15/25, Callable 7/15/20 @ 106.34(a)	226,134

Principal Amount		Fair Value
Corporate Bonds, continued
Construction & Engineering, continued
$ 300,000	Summit Midstream Holdings LLC, 5.75%, 4/15/25, Callable 4/15/20 @ 104.31	$288,750
		1,306,929

Consumer Finance (2.2%):
660,000	Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/21/25 @ 100^	681,450
406,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100^	383,058
797,000	Capital One NA, Series B, 2.95%, 7/23/21, Callable 6/23/21 @ 100^	784,910
250,000	Discover Bank, 7.00%, 4/15/20	262,048
644,000	Discover Bank, Series B, 3.20%, 8/9/21, Callable 7/9/21 @ 100	635,519
250,000	Discover Bank, Series B, 4.68%(USSW5+173bps), 8/9/28, Callable 8/9/23 @ 100	247,430
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,035,180
457,000	Discover Financial Services, 4.10%, 2/9/27, Callable 11/9/26 @ 100	436,843
896,000	Ford Motor Credit Co. LLC, 2.88%, 10/1/18	896,000
1,493,000	Ford Motor Credit Co. LLC, 2.60%, 11/4/19	1,480,949
500,000	General Motors Acceptance Corp., 8.00%, 11/1/31	605,625
572,000	General Motors Financial Co., 3.50%, 7/10/19^	574,471
747,000	General Motors Financial Co., 4.20%, 3/1/21, Callable 2/1/21 @ 100^	756,304
564,000	Hyundai Capital America, 2.55%, 2/6/19(a)	563,169
280,000	Navient Corp., 7.25%, 9/25/23^	296,800
45,000	Navient Corp., 6.13%, 3/25/24, MTN	45,000
415,000	Synchrony Bank, Series B, 3.65%, 5/24/21, Callable 4/24/21 @ 100^	411,553
206,000	Synchrony Financial, 3.00%, 8/15/19, Callable 7/15/19 @ 100	205,580
510,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100^	506,546
314,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	303,366
466,000	Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100	422,148

		11,533,949

Containers & Packaging (0.1%):
125,000	Crown Americas LLC, 4.75%, 2/1/26, Callable 2/1/21 @ 103.56^(a)	119,375
100,000	Crown Americas LLC, 4.25%, 9/30/26, Callable 3/31/26 @ 100^	91,500
80,000	Crown Cork & Seal Co., Inc., 7.38%, 12/15/26	87,000
300,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 7/15/19 @ 102.56^(a)	298,500
170,000	Silgan Holdings, Inc., 4.75%, 3/15/25, Callable 3/15/20 @ 102.38	162,988

		759,363

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Consumer Services (0.5%):
$ 990,000	APX Group, Inc., 8.75%, 12/1/20, Callable 11/5/18 @ 102.19^	$990,000
640,000	APX Group, Inc., 7.63%, 9/1/23, Callable 9/1/19 @ 105.72^	591,200
170,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 8/1/20 @ 103.44(a)	171,700
60,000	Frontdoor, Inc., 6.75%, 8/15/26, Callable 8/15/21 @ 105.06(a)	61,800
690,000	Laureate Education, Inc., 8.25%, 5/1/25, Callable 5/1/20 @ 106.19(a)	738,873

		2,553,573

Diversified Financial Services (0.6%):
747,000	Altice US Finance I Corp., 5.38%, 7/15/23, Callable 10/15/18 @ 104.03(a)	755,404
91,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100(a)	90,335
250,000	EP Energy/Everest Acquisition Finance , Inc., 8.00%, 11/29/24, Callable 11/30/19 @ 106(a)	251,875
830,000	Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 1/15/19 @ 102.69	829,369
300,000	Level 3 Financing, Inc., 5.38%, 5/1/25, Callable 5/1/20 @ 102.69^	299,247
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(a)	485,620
285,000	Voya Financial, Inc., 3.13%, 7/15/24, Callable 5/15/24 @ 100	268,876

		2,980,726

Diversified Telecommunication Services (1.0%):
481,000	AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100^	474,572
867,000	AT&T, Inc., 3.60%, 2/17/23, Callable 12/17/22 @ 100^	861,405
42,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100^	42,834
385,000	Frontier Communications Corp., 7.05%, 10/1/46	200,200
200,000	Qwest Corp., 7.25%, 9/15/25	215,768
1,116,000	Verizon Communications, Inc., 5.50%, 3/16/47^	1,221,990
900,000	Verizon Communications, Inc., 5.01%, 4/15/49	919,121
889,000	Verizon Communications, Inc., 5.01%, 8/21/54	891,954
747,000	Zayo Group LLC/Zayo Capital, 6.38%, 5/15/25, Callable 5/15/20 @ 103.19^	775,214

		5,603,058

Electric Utilities (0.9%):
164,000	Emera US Finance LP, 2.15%, 6/15/19	162,938
163,000	Emera US Finance LP, 2.70%, 6/15/21, Callable 5/15/21 @ 100	158,234
260,000	Emera US Finance LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100	244,880
210,000	FirstEnergy Solutions Co., 6.05%, 8/15/21	153,300
2,306,000	FirstEnergy, Inc., Series B, 4.25%, 3/15/23, Callable 12/15/22 @ 100	2,341,859
763,000	IPALCO Enterprises, Inc., 3.45%, 7/15/20, Callable 6/15/20 @ 100	759,383

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$ 211,000	IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable 7/1/24 @ 100	$204,657
175,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 100(a)	171,500
266,325	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(c)	291,959
175,000	NV Energy, Inc., 6.25%, 11/15/20	184,881
230,000	Vistra Operations Co. LLC, 5.50%, 9/1/26, Callable 9/1/21 @ 102.75(a)	232,588

		4,906,179

Electronic Equipment, Instruments & Components (0.1%):
345,000	TTM Technologies, Inc., 5.63%, 10/1/25, Callable 10/1/20 @ 102.81(a)	345,863

Energy Equipment & Services (0.0%):
170,000	Nabors Industries, Inc., 5.50%, 1/15/23, Callable 11/15/22 @ 100	166,992

Equity Real Estate Investment Trusts (3.8%):
82,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20, Callable 12/15/19 @ 100	81,255
152,000	American Campus Communities, Inc., 3.75%, 4/15/23, Callable 1/15/23 @ 100	150,201
747,000	American Tower Corp., 2.80%, 6/1/20, Callable 5/1/20 @ 100^	739,977
161,000	AvalonBay Communities, Inc., 3.63%, 10/1/20, Callable 7/1/20 @ 100	161,761
514,000	BPG Subsidiary, Inc., 3.88%, 8/15/22, Callable 6/15/22 @ 100	510,317
394,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	386,650
426,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 7/1/29 @ 100	415,259
421,000	Brandywine Operating Partnership LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100	397,851
489,000	Brandywine Realty Trust, 3.95%, 2/15/23, Callable 11/15/22 @ 100	485,805
788,000	Brixmor Operating Partners LP, 3.25%, 9/15/23, Callable 7/15/23 @ 100	755,241
134,000	Camden Property Trust, 2.95%, 12/15/22, Callable 9/15/22 @ 100	130,247
381,000	Corporate Office Properties Trust, 3.70%, 6/15/21, Callable 4/15/21 @ 100	376,735
414,000	Corporate Office Properties Trust, 5.00%, 7/1/25, Callable 4/1/25 @ 100	420,866
155,000	Corrections Corp. of America, 5.00%, 10/15/22, Callable 7/15/22 @ 100	153,063
1,114,000	DDR Corp., 4.63%, 7/15/22, Callable 4/15/22 @ 100^	1,139,030
491,000	Digital Realty Trust LP, 4.75%, 10/1/25, Callable 7/1/25 @ 100	503,368
458,000	Digital Realty Trust, Inc., 3.40%, 10/1/20, Callable 9/1/20 @ 100^	458,436

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$ 256,000	Duke Realty LP, 3.88%, 10/15/22, Callable 7/15/22 @ 100^	$258,324
273,000	Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100	270,160
146,000	Duke Realty LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	143,571
747,000	Equinix, Inc., 5.75%, 1/1/25, Callable 1/1/20 @ 102.88	769,410
70,000	Equity Commonwealth, 5.88%, 9/15/20, Callable 3/15/20 @ 100	71,980
500,000	Equity One, Inc., 3.75%, 11/15/22, Callable 8/15/22 @ 100	495,864
65,000	GLP Capital, LP/Finance II, Inc., 5.25%, 6/1/25, Callable 3/1/25 @ 100	66,053
1,000,000	Government Properties Income Trust, 3.75%, 8/15/19, Callable 7/15/19 @ 100	1,003,730
500,000	Health Care REIT, Inc., 4.13%, 4/1/19, Callable 1/1/19 @ 100	501,636
135,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	132,355
500,000	Mack-Cali Realty LP, 4.50%, 4/18/22, Callable 1/18/22 @ 100	484,242
401,000	Mack-Cali Realty LP, 3.15%, 5/15/23, Callable 2/15/23 @ 100	353,054
595,000	MGM Growth Properties LLC, 4.50%, 9/1/26, Callable 6/1/26 @ 100^	562,275
300,000	MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/1/26, Callable 8/1/21 @ 102.63	298,125
820,000	OMEGA Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	813,127
126,000	OMEGA Healthcare Investors, Inc., 4.95%, 4/1/24, Callable 1/1/24 @ 100^	127,767
281,000	OMEGA Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100	275,582
785,000	OMEGA Healthcare Investors, Inc., 5.25%, 1/15/26, Callable 10/15/25 @ 100	794,886
2,431,000	OMEGA Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100^	2,326,724
748,000	OMEGA Healthcare Investors, Inc., 4.75%, 1/15/28, Callable 10/15/27 @ 100^	726,457
70,000	Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	68,786
68,000	Retail Opportunity Investments Corp., 5.00%, 12/15/23, Callable 9/15/23 @ 100	67,666
104,000	Retail Opportunity Investments Corp., 4.00%, 12/15/24, Callable 9/15/24 @ 100	97,617
900,000	Sabra Health/Capital Corp., 5.50%, 2/1/21, Callable 11/5/18 @ 102.75	915,749
161,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 100	156,851

Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$ 411,000	Tanger Properties LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	$393,293
387,000	Tanger Properties LP, 3.13%, 9/1/26, Callable 6/1/26 @ 100^	347,378
118,000	Ventas Realty LP, 3.13%, 6/15/23, Callable 3/15/23 @ 100	114,000
199,000	Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27 @ 100	192,078
67,000	Weingarten Realty Investors, 3.38%, 10/15/22, Callable 7/15/22 @ 100	65,800
814,000	WP Carey, Inc., 4.00%, 2/1/25, Callable 11/1/24 @ 100	794,133

		20,954,735

Food & Staples Retailing (0.1%):
100,000	US Foods, Inc., 5.88%, 6/15/24, Callable 6/15/19 @ 102.94(a)	100,500
405,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21, Callable 9/18/21 @ 100^	403,344

		503,844

Food Products (0.2%):
200,000	JBS USA Finance, Inc., 5.88%, 7/15/24, Callable 7/15/19 @ 102.94^(a)	197,000
390,000	JBS USA Finance, Inc., 5.75%, 6/15/25, Callable 6/15/20 @ 102.88(a)	379,763
300,000	Post Holding, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.5(a)	283,665

		860,428

Health Care Equipment & Supplies (0.1%):
291,000	Becton Dickinson And Co., 3.70%, 6/6/27, Callable 3/6/27 @ 100	278,265
80,000	Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/22, Callable 11/5/18 @ 101.66(a)	78,160
190,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44^	188,100

		544,525

Health Care Providers & Services (2.3%):
435,000	Community Health Systems, Inc., 5.13%, 8/1/21, Callable 11/5/18 @ 102.56^	423,038
620,000	Community Health Systems, Inc., 6.25%, 3/31/23, Callable 3/31/20 @ 103.13^	588,814
185,000	Community Health Systems, Inc., 8.63%, 1/15/24, Callable 1/15/21 @ 104.31^(a)	191,706
400,000	CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100	397,907
1,017,000	CVS Health Corp., 4.10%, 3/25/25, Callable 1/25/25 @ 100	1,014,276
1,181,000	CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100	1,171,739
526,000	CVS Health Corp., 4.78%, 3/25/38, Callable 9/25/37 @ 100	523,480
773,000	CVS Health Corp., 5.05%, 3/25/48, Callable 9/25/47 @ 100	790,658
421,000	Halfmoon Parent, Inc., 3.75%, 7/15/23, Callable 6/15/23 @ 100(a)	419,712
204,000	Halfmoon Parent, Inc., 4.13%, 11/15/25, Callable 9/15/25 @ 100(a)	203,419

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 526,000	Halfmoon Parent, Inc., 4.38%, 10/15/28, Callable 7/15/28 @ 100(a)	$524,468
327,000	Halfmoon Parent, Inc., 4.80%, 8/15/38, Callable 2/15/38 @ 100(a)	327,917
327,000	Halfmoon Parent, Inc., 4.90%, 12/15/48, Callable 6/15/48 @ 100(a)	324,638
2,837,000	HCA, Inc., 6.50%, 2/15/20	2,951,898
37,000	HCA, Inc., 5.88%, 3/15/22	39,220
30,000	HCA, Inc., 4.75%, 5/1/23	30,525
500,000	HCA, Inc., 5.38%, 2/1/25	510,000
300,000	Tenet Healthcare Corp., 4.50%, 4/1/21	298,500
922,000	Tenet Healthcare Corp., 8.13%, 4/1/22	971,604
140,000	Tenet Healthcare Corp., 6.75%, 6/15/23	139,475
180,000	Tenet Healthcare Corp., 7.00%, 8/1/25, Callable 8/1/20 @ 103.5^	177,750
200,000	Vizient, Inc., 10.38%, 3/1/24, Callable 3/1/19 @ 107.78^(a)	218,750
45,000	WellCare Health Plans, Inc., 5.38%, 8/15/26, Callable 8/15/21 @ 104.03(a)	45,788

		12,285,282

Hotels, Restaurants & Leisure (0.4%):
495,000	Caesars Resort Collection LLC, 5.25%, 10/15/25, Callable 10/15/20 @ 102.63^(a)	471,487
30,000	Delta Merger Sub, Inc., 6.00%, 9/15/26, Callable 9/15/21 @ 104.5(a)	30,375
145,000	Eldorado Resorts, Inc., 7.00%, 8/1/23, Callable 11/5/18 @ 105.25^	152,613
145,000	Eldorado Resorts, Inc., 6.00%, 4/1/25, Callable 4/1/20 @ 104.5^	146,813
155,000	Hilton Worldwide Finance LLC, 4.63%, 4/1/25, Callable 4/1/20 @ 102.31^	150,931
128,000	McDonald’s Corp., 2.75%, 12/9/20, Callable 11/9/20 @ 100^	127,065
150,000	Penn National Gaming, Inc., 5.63%, 1/15/27, Callable 1/15/22 @ 102.81^(a)	144,705
175,000	Scientific Games International, Inc., 6.63%, 5/15/21, Callable 11/5/18 @ 103.31	174,125
270,000	Scientific Games International, Inc., 5.00%, 10/15/25, Callable 10/15/20 @ 103.75^(a)	256,499
145,000	Station Casinos LLC, 5.00%, 10/1/25, Callable 10/1/20 @ 102.5(a)	138,881
170,000	Wyndham Hotels & Resorts, Inc., 5.38%, 4/15/26, Callable 4/15/21 @ 102.69(a)	168,513
155,000	Wynn Las Vegas LLC, 5.50%, 3/1/25, Callable 12/1/24 @ 100(a)	149,769

		2,111,776

Independent Power and Renewable Electricity Producers (0.2%):
350,000	AES Corp., 5.50%, 4/15/25, Callable 4/15/20 @ 102.75	358,750

Principal Amount		Fair Value
Corporate Bonds, continued
Independent Power and Renewable Electricity Producers, continued
$ 200,000	Calpine Corp., 5.38%, 1/15/23, Callable 11/5/18 @ 102.69^	$189,000
115,000	Clearway Energy Operating LLC, 5.75%, 10/15/25, Callable 10/15/21 @ 102.88(a)	116,012
391,000	NRG Energy, 6.25%, 5/1/24, Callable 5/1/19 @ 103.13^	406,640

		1,070,402

Industrial Conglomerates (0.2%):
300,000	Icahn Enterprises LP, 6.00%, 8/1/20, Callable 11/5/18 @ 101.5	305,451
495,000	Icahn Enterprises LP, 5.88%, 2/1/22, Callable 11/5/18 @ 102.94^	501,188
395,000	Icahn Enterprises LP, 6.75%, 2/1/24, Callable 2/1/20 @ 103.38^	404,381

		1,211,020

Insurance (1.1%):
326,000	American International Group, Inc., 3.30%, 3/1/21, Callable 2/1/21 @ 100	325,326
1,208,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100	1,174,735
200,000	AmWINS Group, Inc., 7.75%, 7/1/26, Callable 7/1/21 @ 105.81(a)	208,000
180,000	Liberty Mutual Group, Inc., 4.25%, 6/15/23(a)	182,002
651,000	Pacific Lifecorp, 5.13%, 1/30/43(a)	684,111
497,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(a)	527,970
114,000	Tiaa Asset Management Finance LLC, 2.95%, 11/1/19(a)	113,844
165,000	Tiaa Asset Management Finance LLC, 4.13%, 11/1/24(a)	163,156
463,000	Unum Group, 3.88%, 11/5/25	446,399
1,556,000	Unum Group, 5.75%, 8/15/42	1,631,103
195,000	Usis Merger Sub, Inc., 6.88%, 5/1/25, Callable 5/1/20 @ 103.44(a)	194,513

		5,651,159

IT Services (0.1%):
215,000	First Data Corp., 5.75%, 1/15/24, Callable 1/15/19 @ 102.88(a)	218,494
135,000	Refinitiv US Holdings, Inc., 6.25%, 5/15/26, Callable 11/15/21 @ 103.13(a)	135,498

		353,992

Leisure Products (0.0%):
175,000	Mattel, Inc., 6.75%, 12/31/25, Callable 12/31/20 @ 105.06^(a)	171,500

Life Sciences Tools & Services (0.1%):
50,000	Charles River Laboratories International, Inc., 5.50%, 4/1/26, Callable 4/1/21 @ 104.13^(a)	50,750
300,000	IMS Health, Inc., 5.00%, 10/15/26, Callable 10/15/21 @ 102.5(a)	294,750

		345,500

Media (2.7%):
390,000	21st Century Fox America, 7.75%, 12/1/45	597,266
1,237,000	CCO Holdings LLC, 5.88%, 4/1/24, Callable 4/1/19 @ 104.41^(a)	1,257,101

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$ 300,000	CCO Holdings LLC, 5.50%, 5/1/26, Callable 5/1/21 @ 102.75(a)	$296,625
700,000	CCO Holdings LLC, 5.88%, 5/1/27, Callable 5/1/21 @ 102.94^(a)	693,875
95,000	CCO Holdings LLC/Capital Corp., 5.38%, 5/1/25, Callable 5/1/20 @ 102.68(a)	94,288
200,000	Cequel Communications Holdings I LLC, 7.75%, 7/15/25, Callable 7/15/20 @ 103.88(a)	212,500
160,000	Cequel Communications Holdings I LLC, 7.50%, 4/1/28, Callable 4/1/23 @ 103.75(a)	167,800
92,000	Comcast Corp., 3.90%, 3/1/38, Callable 9/1/37 @ 100	84,322
219,000	Comcast Corp., 4.65%, 7/15/42	216,706
245,000	Comcast Corp., 4.60%, 8/15/45, Callable 2/15/45 @ 100	239,903
299,000	Comcast Corp., 3.97%, 11/1/47, Callable 5/1/47 @ 100	266,859
169,000	Comcast Corp., 4.00%, 3/1/48, Callable 9/1/47 @ 100^	151,682
342,000	Comcast Corp., 4.00%, 11/1/49, Callable 5/1/49 @ 100	304,360
300,000	DISH DBS Corp., 5.00%, 3/15/23^	272,250
300,000	DISH DBS Corp., 5.88%, 11/15/24^	268,875
210,000	DISH Network Corp., 3.38%, 8/15/26	200,291
121,000	NBCUniversal, 5.95%, 4/1/41	138,939
174,000	NBCUniversal Media LLC, 4.45%, 1/15/43	166,064
1,000,000	Neptune Finco Corp., 6.63%, 10/15/25, Callable 10/15/20 @ 103.31^(a)	1,053,750
600,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25, Callable 2/15/20 @ 103.31^(a)	561,000
300,000	Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 11/5/18 @ 102.31(a)	297,360
160,000	Sirius XM Radio, Inc., 6.00%, 7/15/24, Callable 7/15/19 @ 103(a)	165,800
1,092,000	Sirius XM Radio, Inc., 5.38%, 4/15/25, Callable 4/15/20 @ 102.69(a)	1,096,095
195,000	Sirius XM Radio, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69^(a)	193,538
1,069,000	Time Warner Cable, Inc., 8.25%, 4/1/19	1,096,324
930,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 6/1/21 @ 100	935,609
231,000	Time Warner Cable, Inc., 6.55%, 5/1/37	250,581
418,000	Time Warner Cable, Inc., 7.30%, 7/1/38	478,785
2,240,000	Time Warner Cable, Inc., 6.75%, 6/15/39	2,442,934
103,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	99,207

		14,300,689

Principal Amount		Fair Value
Corporate Bonds, continued
Metals & Mining (0.1%):
$ 600,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22, Callable 12/1/21 @ 100	$580,500

Mortgage Real Estate Investment Trusts (0.0%):
65,000	Starwood Property Trust, Inc., 4.75%, 3/15/25, Callable 9/15/24 @ 100	62,245

Multi-Utilities (0.4%):
1,371,000	Dominion Resources, Inc., Series 06-B, 4.63%(US0003M+230bps), 9/30/66, Callable 10/25/18 @ 100	1,323,015
49,000	Puget Energy, Inc., 6.00%, 9/1/21	52,090
506,000	Sempra Energy, 6.00%, 10/15/39	581,730

		1,956,835

Oil, Gas & Consumable Fuels (3.7%):
222,000	Anadarko Petroleum Corp., 4.85%, 3/15/21, Callable 2/15/21 @ 100^	228,149
460,000	Anadarko Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100^	488,101
722,000	Anadarko Petroleum Corp., Series B, 7.50%, 5/1/31	885,726
122,000	Anadarko Petroleum Corp., 6.45%, 9/15/36	139,212
612,000	Anadarko Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100^	719,707
300,000	Antero Resources Corp., 5.13%, 12/1/22, Callable 11/5/18 @ 102.56^	304,650
430,000	California Resources Corp., 8.00%, 12/15/22, Callable 12/15/18 @ 104^(a)	410,650
480,000	Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24, Callable 1/1/24 @ 100	525,600
725,000	Cheniere Energy Partners LP, 5.25%, 10/1/25, Callable 10/1/20 @ 102.63^	725,891
80,000	Cheniere Energy Partners LP, 5.63%, 10/1/26, Callable 10/1/21 @ 102.81(a)	80,576
714,000	Chesapeake Energy Corp., 8.00%, 12/15/22, Callable 12/15/18 @ 104^(a)	746,129
550,000	Chesapeake Energy Corp., 8.00%, 1/15/25, Callable 1/15/20 @ 106^	567,188
630,000	Citgo Petroleum Corp., 6.25%, 8/15/22, Callable 11/5/18 @ 103.13(a)	628,425
434,000	Columbia Pipeline Group, 3.30%, 6/1/20, Callable 5/1/20 @ 100	433,279
197,000	Columbia Pipeline Group, 4.50%, 6/1/25, Callable 3/1/25 @ 100	199,166
290,000	Crestwood Midstream Partners LP, 6.25%, 4/1/23, Callable 10/22/18 @ 104.69^	300,150
150,000	Crestwood Midstream Partners LP, 5.75%, 4/1/25, Callable 4/1/20 @ 104.31^	153,188
150,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22, Callable 11/5/18 @ 102.17	152,250
163,000	DCP Midstream Operating LLC, 3.88%, 3/15/23, Callable 12/15/22 @ 100^	158,925

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 410,000	DCP Midstream Operating LLC, 8.13%, 8/16/30	$488,413
185,000	DCP Midstream Operating LLC, 5.60%, 4/1/44, Callable 10/1/43 @ 100	177,138
200,000	DCP Midstream Operating LP, 5.38%, 7/15/25, Callable 4/15/25 @ 100^	203,750
150,000	DCP Midstream Operating LP, 5.85%(US0003M+385bps), 5/21/43, Callable 5/21/23 @ 100^(a)	138,750
455,000	Denbury Resources, Inc., 9.25%, 3/31/22, Callable 3/31/19 @ 109.25^(a)	491,400
190,000	Denbury Resources, Inc., 4.63%, 7/15/23, Callable 11/5/18 @ 102.31	167,082
175,000	Enable Midstream Partners LP, 2.40%, 5/15/19, Callable 4/15/19 @ 100	174,266
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	119,991
103,000	Energy Transfer Partners LP, 4.20%, 9/15/23, Callable 8/15/23 @ 100^	103,818
350,000	Energy Transfer Partners LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100^	356,336
195,000	Energy Transfer Partners LP, 5.80%, 6/15/38, Callable 12/15/37 @ 100	202,555
127,000	Energy Transfer Partners LP, 6.00%, 6/15/48, Callable 12/15/47 @ 100^	135,408
300,000	Global Partners LP, 6.25%, 7/15/22, Callable 11/5/18 @ 103.13^	298,500
335,000	Hess Infrastructure Partners LP/Finance Corp., 5.63%, 2/15/26, Callable 2/15/21 @ 104.22(a)	338,350
310,000	Hilcorp Energy LP, 5.00%, 12/1/24, Callable 6/1/19 @ 102.5^(a)	302,483
80,000	Indigo Natural Resources LLC, 6.88%, 2/15/26, Callable 2/15/21 @ 103.44(a)	77,400
240,000	Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25, Callable 10/15/20 @ 105.44^(a)	183,600
49,000	Kinder Morgan (Delaware), Inc., 3.05%, 12/1/19, Callable 11/1/19 @ 100	48,946
167,000	Kinder Morgan (Delaware), Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100^	167,087
63,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	72,142
712,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/1/43 @ 100	740,546
165,000	Magnolia Oil & Gas Operating LLC, 6.00%, 8/1/26, Callable 8/1/21 @ 103(a)	164,588
1,163,000	Midstates Petroleum Co., Inc., 10.75%, 10/1/20(d)	—
172,000	MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100	176,346

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 242,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	$251,081
290,000	Parsley Energy LLC, 5.25%, 8/15/25, Callable 8/15/20 @ 103.94^(a)	288,550
405,000	PBF Holding Co. LLC/PBF Finance Corp., 7.00%, 11/15/23, Callable 11/15/18 @ 105.25	421,200
57,000	Phillips 66 Partners LP, 2.65%, 2/15/20, Callable 1/15/20 @ 100	56,457
20,000	Rose Rock Finance Corp., 5.63%, 11/15/23, Callable 5/15/19 @ 102.81	19,450
300,000	Rose Rock Midstream LP, 5.63%, 7/15/22, Callable 10/22/18 @ 102.81^	297,750
355,000	Semgroup Corp., 6.38%, 3/15/25, Callable 3/15/20 @ 103.19^	348,788
15,000	Semgroup Corp., 7.25%, 3/15/26, Callable 3/15/21 @ 103.63	14,963
346,000	Southeast Supply Header LLC, 4.25%, 6/15/24, Callable 3/15/24 @ 100(a)	344,631
348,000	Southwestern Energy Co., 6.70%, 1/23/25, Callable 10/23/24 @ 100^	345,390
65,000	Southwestern Energy Co., 7.50%, 4/1/26, Callable 4/1/21 @ 105.63^	68,088
115,000	Sunoco Finance Corp., 5.50%, 2/15/26, Callable 2/15/21 @ 102.75(a)	111,090
848,000	Sunoco Logistics Partners Operations LP, 5.40%, 10/1/47, Callable 4/1/47 @ 100	838,813
195,000	Targa Resources Partners LP, 5.13%, 2/1/25, Callable 2/1/20 @ 103.84	196,463
195,000	Targa Resources Partners LP, 5.88%, 4/15/26, Callable 4/15/21 @ 104.41(a)	201,094
195,000	Targa Resources Partners LP, 5.38%, 2/1/27, Callable 2/1/22 @ 102.69	195,000
574,000	Western Gas Partners LP, 5.38%, 6/1/21, Callable 3/1/21 @ 100	593,278
154,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	150,949
900,000	Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100	863,318
101,000	Western Gas Partners LP, 4.75%, 8/15/28, Callable 5/15/28 @ 100^	99,058
222,000	Williams Partners LP, 4.00%, 11/15/21, Callable 8/15/21 @ 100	224,039
357,000	Williams Partners LP, 3.60%, 3/15/22, Callable 1/15/22 @ 100	354,677
242,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	246,467
426,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	429,779

		20,136,230

Pharmaceuticals (0.2%):
175,000	Catalent Pharma Solutions, Inc., 4.88%, 1/15/26, Callable 10/15/20 @ 102.44(a)	168,438

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Pharmaceuticals, continued
$ 87,000	Elanco Animal Health, Inc., 3.91%, 8/27/21(a)	$87,082
275,000	Elanco Animal Health, Inc., 4.27%, 8/28/23, Callable 7/28/23 @ 100(a)	276,113
116,000	Elanco Animal Health, Inc., 4.90%, 8/28/28, Callable 5/28/28 @ 100(a)	117,775
165,000	Valeant Pharmaceuticals International, 9.25%, 4/1/26, Callable 4/1/22 @ 104.63^(a)	177,994

		827,402

Real Estate Management & Development (0.1%):
300,000	Howard Hughes Corp. (The), 5.38%, 3/15/25, Callable 3/15/20 @ 104.03^(a)	297,000

Semiconductors & Semiconductor Equipment (0.0%):
140,000	Qorvo, Inc., 5.50%, 7/15/26, Callable 7/15/21 @ 102.75^(a)	142,450

Software (0.3%):
125,000	CDK Global, Inc., 5.88%, 6/15/26, Callable 6/15/21 @ 102.94^	128,798
195,000	Fair Isaac Corp., 5.25%, 5/15/26, Callable 2/15/26 @ 100(a)	196,706
140,000	Nuance Communications, Inc., 5.63%, 12/15/26, Callable 12/15/21 @ 102.81	140,692
300,000	Solera LLC, 10.50%, 3/1/24, Callable 3/1/19 @ 107.88(a)	327,750
437,000	Sophia LP/Finance, Inc., 9.00%, 9/30/23, Callable 11/5/18 @ 104.5(a)	455,572
190,000	Symantec Corp., 5.00%, 4/15/25, Callable 4/15/20 @ 102.5(a)	187,995

		1,437,513

Textiles, Apparel & Luxury Goods (0.0%):
190,000	USA Compression Partners LP, 6.88%, 4/1/26, Callable 4/1/21 @ 105.16(a)	196,175

Thrifts & Mortgage Finance (0.1%):
355,000	Quicken Loans, Inc., 5.25%, 1/15/28, Callable 1/15/23 @ 102.63(a)	329,706

Tobacco (0.6%):
317,000	Altria Group, Inc., 4.00%, 1/31/24	321,613
140,000	Reynolds American, Inc., 3.25%, 6/12/20	139,714
478,000	Reynolds American, Inc., 4.00%, 6/12/22	480,951
346,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	348,550
179,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	191,181
600,000	Reynolds American, Inc., 7.25%, 6/15/37	740,726
1,000,000	Vector Group, Ltd., 6.13%, 2/1/25, Callable 2/1/20 @ 103.06(a)	925,000

		3,147,735

Trading Companies & Distributors (0.3%):
265,000	Aercap Global Aviation Trust, 6.50%(US0003M+430bps), 6/15/45, Callable 6/15/25 @ 100(a)	275,600
499,000	Air Lease Corp., 4.75%, 3/1/20	507,410

Principal Amount		Fair Value
Corporate Bonds, continued
Trading Companies & Distributors, continued
$ 297,000	Air Lease Corp., 3.88%, 4/1/21, Callable 3/1/21 @ 100	$298,652
348,000	Air Lease Corp., 3.38%, 6/1/21, Callable 5/1/21 @ 100	345,761
82,000	Air Lease Corp., 3.00%, 9/15/23, Callable 7/15/23 @ 100	77,867

		1,505,290

Wireless Telecommunication Services (0.3%):
300,000	Sprint Communications, Inc., 7.25%, 9/15/21^	317,250
100,000	Sprint Communications, Inc., 6.00%, 11/15/22	102,000
525,000	Sprint Communications, Inc., 7.88%, 9/15/23	566,343
420,000	Sprint Communications, Inc., 7.13%, 6/15/24	435,750
130,000	Sprint Corp., 7.63%, 3/1/26, Callable 11/1/25 @ 100	137,638
300,000	T-Mobile USA, Inc., 5.13%, 4/15/25, Callable 4/15/20 @ 102.56^	302,250

		1,861,231

Total Corporate Bonds (Cost $156,676,230)		155,458,122

Yankee Dollars (10.8%):
Aerospace & Defense (0.1%):
225,000	Avolon Holdings Funding, Ltd., 5.13%, 10/1/23, Callable 9/1/23 @ 100(a)	227,426
215,000	Bombardier, Inc., 6.00%, 10/15/22, Callable 11/5/18 @ 103^(a)	215,546
320,000	Bombardier, Inc., 6.13%, 1/15/23(a)	321,400

		764,372

Banks (1.9%):
642,000	Barclays Bank plc, 3.25%, 1/12/21^	633,346
300,000	Barclays Bank plc, 7.63%, 11/21/22	325,200
874,000	Barclays Bank plc, 4.38%, 1/12/26	847,811
200,000	BNP Paribas SA, 7.00%(USSW5+398bps), 12/31/99, Callable 8/16/28 @ 100^(a)	201,350
205,000	HSBC Holdings plc, 4.25%, 3/14/24	203,912
200,000	Intesa Sanpaolo SpA, 5.02%, 6/26/24(a)	180,477
1,180,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26^(a)	1,073,433
791,000	Rabobank Nederland NY, 4.38%, 8/4/25^	783,304
200,000	RBS Citizens Financial Group, Inc., 4.15%, 9/28/22(a)	198,998
3,808,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	3,981,625
675,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	704,267
847,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	881,151

		10,014,874

Beverages (0.0%):
125,000	Cott Corp., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13(a)	122,031

Capital Markets (1.3%):
720,000	Credit Suisse Group Fun, Ltd., 2.75%, 3/26/20	713,419
1,000,000	Credit Suisse Group Fun, Ltd., 3.80%, 9/15/22	995,206

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Capital Markets, continued
$ 1,175,000	Credit Suisse Group Fun, Ltd., 3.80%, 6/9/23^	$1,160,828
720,000	Credit Suisse Group Fun, Ltd., 3.75%, 3/26/25	694,440
1,462,000	Deutsche Bank AG, 4.50%, 4/1/25	1,372,404
1,284,000	Deutsche Bank NY, 3.30%, 11/16/22	1,220,641
733,000	UBS Group AG, 4.13%, 9/24/25(a)	728,445

		6,885,383

Chemicals (0.2%):
575,000	Consolidated Energy Finance SA, 6.88%, 6/15/25, Callable 6/15/20 @ 105.16(a)	597,281
150,000	Consolidated Energy Finance SA, 6.50%, 5/15/26, Callable 5/15/21 @ 104.88(a)	151,500
500,000	Nova Chemicals Corp., 4.88%, 6/1/24, Callable 3/3/24 @ 100(a)	481,375
160,000	Nufarm Australia, Ltd., 5.75%, 4/30/26, Callable 4/30/21 @ 102.88(a)	151,000
210,000	OCI NV, 6.63%, 4/15/23, Callable 4/15/20 @ 103.31(a)	217,350
170,000	Tronox Finance plc, 5.75%, 10/1/25, Callable 10/1/20 @ 104.31^(a)	157,250

		1,755,756

Containers & Packaging (0.2%):
745,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 7.25%, 5/15/24, Callable 5/15/19 @ 105.44(a)	779,456
300,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 6.00%, 2/15/25, Callable 2/15/20 @ 104.5(a)	293,625

		1,073,081

Diversified Financial Services (0.6%):
600,000	Altice Financing SA, 7.50%, 5/15/26, Callable 5/15/21 @ 103.75(a)	585,000
300,000	Altice Finco SA, 8.13%, 1/15/24, Callable 12/15/18 @ 104.06^(a)	303,000
180,000	Camelot Finance SA, 7.88%, 10/15/24, Callable 10/15/19 @ 103.94^(a)	179,420
495,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 2/15/19 @ 104(a)	520,988
240,000	Intelsat Jackson Holdings SA, 8.50%, 10/15/24, Callable 10/15/20 @ 106.38(a)	242,640
980,000	Nielsen Co. Luxembourg SARLl (The), 5.00%, 2/1/25, Callable 2/1/20 @ 103.75^(a)	960,400
30,000	Tervita Escrow Corp., 7.63%, 12/1/21, Callable 12/1/18 @ 103.81(a)	30,938

		2,822,386

Diversified Telecommunication Services (0.2%):
200,000	Altice France SA/France, 8.13%, 2/1/27, Callable 2/1/22 @ 106.09(a)	206,000
300,000	Sable International Finance, Ltd., 6.88%, 8/1/22, Callable 11/5/18 @ 105.16(a)	313,473

Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Telecommunication Services, continued
$ 300,000	SFR Group SA, 7.38%, 5/1/26, Callable 5/1/21 @ 103.69(a)	$300,000
		819,473

Energy Equipment & Services (0.1%):
305,000	Ensco plc, 4.50%, 10/1/24, Callable 7/1/24 @ 100^	261,919
169,000	Noble Holding International, Ltd., 7.75%, 1/15/24, Callable 10/15/23 @ 100	167,733
195,000	Noble Holding International, Ltd., 7.88%, 2/1/26, Callable 2/1/21 @ 105.91^(a)	202,312
325,000	Weatherford International, Ltd., 9.88%, 2/15/24, Callable 11/15/23 @ 100	318,501
330,000	Weatherford International, Ltd., 6.50%, 8/1/36^	248,325

		1,198,790

Hotels, Restaurants & Leisure (0.1%):
175,000	1011778 BC ULC New Red Finance, Inc., 4.25%, 5/15/24, Callable 5/15/20 @ 102.13^(a)	165,813
255,000	Stars Group Holdings BV, 7.00%, 7/15/26, Callable 7/15/21 @ 103.5^(a)	263,081
300,000	Studio City Co., Ltd., 7.25%, 11/30/21, Callable 11/30/18 @ 103.63(a)	310,500
145,000	Wynn Macau, Ltd., 4.88%, 10/1/24, Callable 10/1/20 @ 102.44(a)	136,481

		875,875

Insurance (0.0%):
200,000	AIA Group, Ltd., 2.25%, 3/11/19(a)	198,886

Machinery (0.0%):
107,000	Ingersoll-Rand Lux Financial Holding, 2.63%, 5/1/20, Callable 4/1/20 @ 100	105,971

Marine (0.0%):
244,000	Navios Maritime Holdings/Finance, 7.38%, 1/15/22, Callable 11/5/18 @ 103.69(a)	192,150

Media (0.2%):
495,000	MDC Partners, Inc., 6.50%, 5/1/24, Callable 5/1/19 @ 104.88^(a)	438,075
620,000	Ziggo Bond Finance BV, 5.88%, 1/15/25, Callable 1/15/20 @ 102.94(a)	582,025
150,000	Ziggo Secured Finance BV, 5.50%, 1/15/27, Callable 1/15/22 @ 102.75(a)	140,738

		1,160,838

Metals & Mining (0.3%):
400,000	BHP Billiton Finance USA, Ltd., 6.25%(USSW5+497bps), 10/19/75, Callable 10/19/20 @ 100(a)	417,000
681,000	BHP Billiton Finance USA, Ltd., 6.75%(USSW5+509bps), 10/19/75, Callable 10/20/25 @ 100(a)	746,546

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Metals & Mining, continued
$ 300,000	First Quantum Minerals, Ltd., 7.25%, 5/15/22, Callable 11/5/18 @ 103.63^(a)	$293,625
200,000	First Quantum Minerals, Ltd., 6.50%, 3/1/24, Callable 9/1/20 @ 103.25(a)	183,000
145,000	First Quantum Minerals, Ltd., 7.50%, 4/1/25, Callable 4/1/20 @ 105.63^(a)	137,569

		1,777,740

Multi-Utilities (0.0%):
215,000	Intergen NV, 7.00%, 6/30/23, Callable 11/5/18 @ 103.5(a)	212,850

Oil, Gas & Consumable Fuels (2.9%):
309,000	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	342,801
558,000	Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100^	539,390
218,000	Enbridge, Inc., 4.25%, 12/1/26, Callable 9/1/26 @ 100	219,383
252,000	Enbridge, Inc., 5.50%, 12/1/46, Callable 5/29/46 @ 100^	281,341
340,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23, Callable 11/5/18 @ 103.44(c)	337,450
349,000	Petrobras Global Finance Co., 4.38%, 5/20/23^	331,480
2,677,000	Petrobras Global Finance Co., 7.25%, 3/17/44^	2,541,811
144,000	Petroleos Mexicanos, 6.00%, 3/5/20	148,248
1,471,000	Petroleos Mexicanos, 4.88%, 1/18/24^	1,465,116
1,036,000	Petroleos Mexicanos, 4.50%, 1/23/26^	968,660
1,700,000	Petroleos Mexicanos, 6.50%, 3/13/27^	1,736,550
1,039,000	Petroleos Mexicanos, 6.50%, 6/2/41	974,063
841,000	Petroleos Mexicanos, 5.50%, 6/27/44^	711,822
1,005,000	Petroleos Mexicanos, 5.63%, 1/23/46	853,145
2,762,000	Petroleos Mexicanos, 6.75%, 9/21/47	2,635,472
222,000	Teine Energy, Ltd., 6.88%, 9/30/22, Callable 11/5/18 @ 103.44(a)	223,665

		14,310,397

Pharmaceuticals (0.9%):
1,489,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	1,479,020
186,000	Mylan NV, 2.50%, 6/7/19	185,319
685,000	Mylan NV, 3.15%, 6/15/21, Callable 5/15/21 @ 100	674,770
337,000	Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	318,778
200,000	Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24, Callable 1/15/24 @ 100	203,089
484,000	Teva Pharmaceuticals Industries, Ltd., 2.20%, 7/21/21	454,815
191,000	Teva Pharmaceuticals Industries, Ltd., 2.80%, 7/21/23	170,074
185,000	Valeant Pharmaceuticals, 5.50%, 3/1/23, Callable 11/5/18 @ 102.75^(a)	178,063

Principal Amount		Fair Value
Yankee Dollars, continued
Pharmaceuticals, continued
$ 405,000	Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24, Callable 3/15/20 @ 103.5(a)	$427,882
202,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06^(a)	191,900

		4,283,710

Professional Services (0.1%):
365,000	IHS Markit, Ltd., 4.75%, 2/15/25, Callable 11/15/24 @ 100(a)	370,303

Sovereign Bond (0.5%):
1,500,000	Argentine Republic Government International Bond, 5.88%, 1/11/28	1,187,250
1,344,000	Dominican Republic, 5.50%, 1/27/25(a)	1,349,040
250,000	Dominican Republic, 6.00%, 7/19/28(a)	254,238

		2,790,528

Thrifts & Mortgage Finance (0.0%):
200,000	Corp. Nacional del Cobre de Chile, 3.63%, 8/1/27, Callable 5/1/27 @ 100(a)	191,246
200,000	Corp. Nacional del Cobre de Chile, 4.50%, 8/1/47, Callable 2/1/47 @ 100^(a)	194,332

		385,578

Tobacco (0.3%):
690,000	Imperial Tobacco Finance, 3.75%, 7/21/22, Callable 5/21/22 @ 100(a)	686,886
690,000	Imperial Tobacco Finance, 4.25%, 7/21/25, Callable 4/21/25 @ 100(a)	684,397

		1,371,283

Trading Companies & Distributors (0.8%):
1,344,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 5.00%, 10/1/21	1,382,419
2,165,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.63%, 7/1/22	2,209,003
147,000	Fly Leasing, Ltd., 6.38%, 10/15/21, Callable 11/5/18 @ 103.19	151,410
245,000	Fly Leasing, Ltd., 5.25%, 10/15/24, Callable 10/15/20 @ 102.63	235,506

		3,978,338

Wireless Telecommunication Services (0.1%):
330,000	Empresa Nacional del Petroleo, 4.38%, 10/30/24(a)	330,217

Total Yankee Dollars (Cost $58,943,083)		57,800,810

Municipal Bonds (1.6%):
California (0.5%):
460,000	California State, Build America Bonds, GO, 7.30%, 10/1/39	642,257
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	14,044
400,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	553,092
965,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	1,408,495

		2,617,888

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
Municipal Bonds, continued
Illinois (1.1%):
$ 132,000	Illinois State, Build America Bonds, GO, 6.20%, 7/1/21	$136,578
10,000	Illinois State, Build America Bonds, GO, Series 3, 5.55%, 4/1/19	10,115
425,000	Illinois State, Build America Bonds, GO, Series 3, 6.73%, 4/1/35	451,176
420,000	Illinois State, Build America Bonds, GO, 4.00%, 12/1/20	418,034
1,340,000	Illinois State, Build America Bonds, GO, 5.88%, 3/1/19	1,355,410
1,935,000	Illinois State, Build America Bonds, GO, 7.35%, 7/1/35	2,130,956
105,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series B, 5.43%, 1/1/42	94,158
395,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series C1, 7.78%, 1/1/35	443,526
80,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series B, 5.63%, 1/1/22	80,611
315,000	Illinois State, Build America Bonds, GO, 6.63%, 2/1/35	332,136
295,000	Illinois State, Build America Bonds, GO, 5.10%, 6/1/33	283,126
125,000	Illinois State, Build America Bonds, GO, 4.95%, 6/1/23	127,099

		5,862,925

Total Municipal Bonds (Cost $8,482,635)		8,480,813

U.S. Government Agency Mortgages (22.4%):
Federal Home Loan Mortgage Corporation (5.9%)
671,303	3.50%, 3/1/32, Pool #C91403	673,989
1,767,858	3.50%, 7/1/32, Pool #C91467	1,774,942
311,469	4.00%, 6/1/33, Pool #G30718	319,287
1,541,819	4.00%, 5/1/37, Pool #C91938	1,574,891
2,094,171	5.00%, 2/1/38, Pool #G60365	2,222,018
100,551	3.50%, 4/1/40, Pool #V81744	99,741
125,494	3.50%, 5/1/40, Pool #V81750	124,483
219,837	3.50%, 6/1/40, Pool #V81792	218,067
101,450	3.50%, 8/1/40, Pool #V81886	100,633
79,732	3.50%, 9/1/40, Pool #V81958	79,090
840,938	4.00%, 1/1/41, Pool #A96413	856,638
714,853	4.00%, 2/1/41, Pool #A96807	728,200
83,184	4.50%, 3/1/41, Pool #A97673	86,790
136,014	4.50%, 4/1/41, Pool #A97942	141,910
375,156	5.00%, 6/1/41, Pool #G06596	400,280
1,835,304	4.50%, 1/1/42, Pool #G60517	1,914,757
53,643	3.50%, 8/1/42, Pool #Q10392	53,212
61,723	3.50%, 8/1/42, Pool #Q10164	61,226
74,394	3.50%, 8/1/42, Pool #Q10047	73,795
71,744	3.50%, 8/1/42, Pool #Q10434	71,175
77,666	3.50%, 9/1/42, Pool #Q11244	77,040
58,022	4.00%, 11/1/42, Pool #Q13121	59,197
49,388	3.50%, 11/1/42, Pool #G07231	48,990
159,626	3.00%, 12/1/42, Pool #C04320	154,178
569,021	3.50%, 4/1/43, Pool #Q17209	564,437
645,472	3.50%, 4/1/43, Pool #G07921	639,687
103,594	4.00%, 5/1/43, Pool #Q18481	105,690
53,340	4.00%, 7/1/43, Pool #Q19597	54,420
64,003	4.00%, 10/1/43, Pool #Q22499	65,298
691,045	3.00%, 10/1/43, Pool #G08553	666,928
391,520	3.50%, 1/1/44, Pool #G07922	388,371
129,946	4.00%, 1/1/44, Pool #V80950	132,575
195,918	3.50%, 1/1/44, Pool #G60271	194,340
391,557	4.00%, 1/1/45, Pool #Q30720	396,561

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 275,443	4.00%, 2/1/45, Pool #G07949	$279,508
138,557	3.50%, 3/1/45, Pool #Q32008	136,840
63,365	3.50%, 3/1/45, Pool #Q32328	62,592
69,057	3.50%, 3/1/45, Pool #Q31974	68,201
361,572	3.50%, 5/1/45, Pool #Q33547	356,839
45,545	3.00%, 5/1/45, Pool #Q33468	43,898
422,457	3.50%, 6/1/45, Pool #Q34164	416,960
283,220	3.00%, 6/1/45, Pool #Q34156	272,235
427,368	3.50%, 6/1/45, Pool #Q34311	422,071
67,364	3.50%, 6/1/45, Pool #Q33791	66,487
24,307	3.00%, 7/1/45, Pool #Q34979	23,428
74,646	3.00%, 7/1/45, Pool #Q34759	71,771
115,803	4.00%, 8/1/45, Pool #Q35845	117,263
24,980	4.00%, 9/1/45, Pool #Q37853	25,283
478,216	3.50%, 11/1/45, Pool #Q37467	472,289
21,741	4.00%, 11/1/45, Pool #Q38812	21,999
12,121	4.00%, 2/1/46, Pool #Q38879	12,267
23,421	4.00%, 2/1/46, Pool #Q38782	23,751
31,463	4.00%, 2/1/46, Pool #Q38783	31,827
87,459	4.00%, 4/1/46, Pool #V82292	88,636
17,165	4.00%, 4/1/46, Pool #Q39975	17,396
178,340	3.50%, 5/1/46, Pool #Q40647	175,931
517,651	3.50%, 5/1/46, Pool #G60553	511,428
163,002	3.50%, 5/1/46, Pool #G60603	160,891
28,750	3.00%, 6/1/46, Pool #G08710	27,557
486,789	3.50%, 9/1/46, Pool #Q43257	480,305
851,613	3.00%, 10/1/46, Pool #Q43734	816,301
164,432	3.00%, 11/1/46, Pool #Q44452	157,557
3,015,304	3.00%, 12/1/46, Pool #G08737	2,890,156
51,203	3.00%, 12/1/46, Pool #Q44977	49,070
2,249,008	3.00%, 1/1/47, Pool #G08741	2,153,706
1,346,608	3.00%, 2/1/47, Pool #G08747	1,289,947
24,585	4.00%, 9/1/47, Pool #Q50433	24,919
379,137	3.50%, 10/1/47, Pool #V83497	373,438
24,606	4.00%, 10/1/47, Pool #Q51189	24,940
288,679	3.50%, 11/1/47, Pool #Q52086	284,362
1,651,518	3.50%, 12/1/47, Pool #V83817	1,626,644
22,841	4.00%, 2/1/48, Pool #Q54192	23,153
528,281	4.00%, 5/1/48, Pool #Q55992	535,536
		29,760,218
Federal National Mortgage Association (10.1%)
428,605	3.50%, 9/1/29, Pool #AL5878	431,780
1,539,120	3.50%, 11/1/30, Pool #AL7688	1,550,515
488,491	3.50%, 2/1/32, Pool #MA2912	491,335
8,097	4.50%, 7/1/33, Pool #729327	8,380
4,831	4.50%, 7/1/33, Pool #720240	4,985
6,362	4.50%, 8/1/33, Pool #727029	6,577
7,570	4.50%, 8/1/33, Pool #723124	7,820
17,427	4.50%, 8/1/33, Pool #726928	18,108
14,886	4.50%, 8/1/33, Pool #726956	15,380
294,813	3.50%, 8/1/33, Pool #AL4227	294,843
9,663	4.50%, 8/1/33, Pool #729713	9,983
46,653	4.50%, 8/1/33, Pool #729380	48,485
9,093	4.50%, 8/1/33, Pool #727160	9,451
2,971,465	3.50%, 9/1/33, Pool #MA3462	2,988,191
14,980	4.50%, 9/1/33, Pool #734922	15,568
34,546	4.50%, 9/1/33, Pool #727147	35,888
1,600,000	2.50%, 10/25/33, TBA	1,543,647
46,070	4.50%, 12/1/33, Pool #AL5321	47,897
106,867	3.50%, 1/1/34, Pool #AS1612	107,270
20,688	3.50%, 1/1/34, Pool #AS1614	20,767
160,557	3.50%, 1/1/34, Pool #AS1611	161,169
50,596	3.50%, 1/1/34, Pool #AS1406	50,789
40,020	6.00%, 10/1/34, Pool #AL2130	44,154

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 84,202	4.50%, 9/1/35, Pool #AB8198	$87,486
795,521	6.00%, 5/1/36, Pool #745512	875,951
374,222	6.00%, 1/1/37, Pool #932030	409,182
75,241	6.00%, 3/1/37, Pool #889506	82,865
103,995	6.00%, 1/1/38, Pool #889371	115,609
307,686	5.00%, 2/1/38, Pool #310165	326,654
35,221	6.00%, 3/1/38, Pool #889219	39,047
20,390	6.00%, 7/1/38, Pool #889733	22,093
115,098	4.50%, 3/1/39, Pool #AB0051	119,617
563,105	4.50%, 4/1/39, Pool #AB0043	585,355
199,370	5.00%, 6/1/39, Pool #AL7550	211,638
546,716	5.00%, 6/1/39, Pool #AL7521	580,352
649,414	6.00%, 7/1/39, Pool #BF0030	699,231
139,977	6.00%, 5/1/40, Pool #AL2129	155,611
82,089	4.00%, 12/1/40, Pool #AA4757	83,518
11,865	6.00%, 1/1/42, Pool #AL2128	13,117
281,818	3.00%, 9/1/42, Pool #AB6126	272,327
109,954	3.50%, 9/1/42, Pool #AP4100	109,064
228,090	3.00%, 10/1/42, Pool #AB6509	220,400
388,034	3.00%, 10/1/42, Pool #AB6504	374,770
404,216	3.00%, 11/1/42, Pool #AB6976	390,399
156,513	3.00%, 12/1/42, Pool #AB7282	151,181
22,814	3.50%, 12/1/42, Pool #AQ9054	22,630
139,410	3.50%, 1/1/43, Pool #AQ9328	138,283
795,408	3.00%, 1/1/43, Pool #AL3181	768,218
696,284	3.00%, 1/1/43, Pool #AB7586	672,322
339,714	2.50%, 2/1/43, Pool #AB8465	316,041
27,850	3.50%, 2/1/43, Pool #AR1797	27,624
264,178	3.00%, 2/1/43, Pool #AB7846	255,275
92,538	3.50%, 3/1/43, Pool #AL3409	91,789
33,774	3.50%, 3/1/43, Pool #AR6751	33,500
35,257	3.50%, 3/1/43, Pool #AR7567	34,971
172,010	3.50%, 8/1/43, Pool #AL7261	170,618
380,697	3.00%, 9/1/43, Pool #AL5059	367,597
426,104	4.50%, 3/1/44, Pool #AL5082	442,097
465,272	3.00%, 6/1/44, Pool #AL7195	449,263
436,167	5.00%, 11/1/44, Pool #AL7307	463,034
40,092	4.00%, 12/1/44, Pool #AW9502	40,576
22,819	4.00%, 12/1/44, Pool #AY0045	23,094
195,350	4.00%, 12/1/44, Pool #AX8459	198,383
327,958	4.00%, 3/1/45, Pool #AL6541	333,048
102,608	3.50%, 3/1/45, Pool #AY5352	101,412
136,448	3.50%, 5/1/45, Pool #AY9324	134,857
160,155	3.50%, 5/1/45, Pool #AY9287	158,288
118,033	3.50%, 5/1/45, Pool #AZ0727	116,657
64,077	4.00%, 5/1/45, Pool #AZ1876	65,020
104,898	3.50%, 5/1/45, Pool #AY9074	103,675
150,700	4.00%, 5/1/45, Pool #AZ1207	152,427
128,821	3.50%, 5/1/45, Pool #AZ1192	127,319
111,730	3.00%, 5/1/45, Pool #AS4972	107,456
222,018	4.00%, 6/1/45, Pool #AY8126	224,528
62,419	4.00%, 6/1/45, Pool #AZ2719	63,217
1,194,327	3.50%, 6/1/45, Pool #AY5622	1,180,402
223,157	5.00%, 6/1/45, Pool #AZ3448	234,344
72,522	4.00%, 6/1/45, Pool #AZ3341	73,584
392,420	4.00%, 6/1/45, Pool #AY8096	396,985
29,368	3.50%, 7/1/45, Pool #AS5312	29,025
342,323	4.00%, 7/1/45, Pool #AZ0833	347,138
205,033	3.50%, 7/1/45, Pool #AZ3198	202,643
292,923	4.00%, 7/1/45, Pool #AZ1783	296,261
766,814	3.50%, 7/1/45, Pool #AZ0814	757,873
46,309	3.00%, 8/1/45, Pool #AZ3728	44,537
222,516	3.50%, 8/1/45, Pool #AY8424	219,921
258,416	3.00%, 8/1/45, Pool #AS5634	248,162
105,905	3.00%, 8/1/45, Pool #AZ8288	101,672

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 815,905	4.00%, 10/1/45, Pool #AL7593	$828,200
159,335	4.00%, 10/1/45, Pool #AL7413	161,748
66,031	4.00%, 11/1/45, Pool #AZ0560	66,760
104,245	4.00%, 12/1/45, Pool #BA6404	105,420
61,602	4.00%, 12/1/45, Pool #AS6350	62,506
122,345	3.50%, 12/1/45, Pool #AL7890	120,918
28,417	4.00%, 12/1/45, Pool #BC0997	28,718
1,458,716	4.00%, 2/1/46, Pool #BC1578	1,474,812
44,400	4.00%, 2/1/46, Pool #BC2310	45,112
331,095	3.50%, 4/1/46, Pool #BC0823	327,114
48,755	4.00%, 4/1/46, Pool #BC3920	49,279
72,637	4.00%, 4/1/46, Pool #BC7809	73,426
737,173	3.50%, 5/1/46, Pool #BC0880	728,197
28,749	4.00%, 5/1/46, Pool #BD0975	29,199
18,799	4.00%, 5/1/46, Pool #BC2276	19,001
256,608	4.00%, 5/1/46, Pool #BC0909	260,628
692,909	4.00%, 6/1/46, Pool #AL9282	700,493
495,409	4.00%, 6/1/46, Pool #BC0960	500,778
19,941	4.00%, 6/1/46, Pool #BD3862	20,254
29,978	4.00%, 7/1/46, Pool #BD3861	30,445
258,938	4.00%, 7/1/46, Pool #BC1443	262,994
99,865	4.00%, 7/1/46, Pool #BC6148	100,906
719,366	3.50%, 7/1/46, Pool #AL9515	710,457
119,890	4.50%, 8/1/46, Pool #AL9111	124,378
46,592	3.50%, 8/1/46, Pool #BD5247	45,997
267,577	4.00%, 8/1/46, Pool #BC1497	271,758
115,901	4.00%, 8/1/46, Pool #BD1451	117,138
251,524	3.50%, 8/1/46, Pool #AL8990	248,435
137,099	3.50%, 8/1/46, Pool #AL8970	135,222
139,266	4.00%, 9/1/46, Pool #BD1489	140,740
70,976	3.50%, 9/1/46, Pool #BD7792	70,086
26,018	3.50%, 9/1/46, Pool #BD0711	25,686
268,948	4.00%, 9/1/46, Pool #BC2843	273,140
1,243,163	3.00%, 9/1/46, Pool #AS7844	1,191,359
1,442,723	3.00%, 9/1/46, Pool #BC2817	1,382,603
409,111	3.50%, 10/1/46, Pool #BC4760	403,876
1,203,782	3.00%, 10/1/46, Pool #AL9397	1,153,612
227,863	4.00%, 10/1/46, Pool #BC4754	231,414
335,447	3.50%, 10/1/46, Pool #AL9285	331,197
44,515	4.00%, 10/1/46, Pool #BD7599	44,984
172,826	3.50%, 11/1/46, Pool #BC9014	170,597
841,194	3.50%, 12/1/46, Pool #BC9077	830,343
1,661,828	3.50%, 12/1/46, Pool #BD8504	1,640,391
62,108	3.50%, 12/1/46, Pool #BE5877	61,299
40,008	3.50%, 1/1/47, Pool #BE7834	39,475
718,412	3.50%, 1/1/47, Pool #AL9776	709,217
1,584,772	4.50%, 2/1/47, Pool #AL9846	1,644,047
2,965,490	4.00%, 2/1/47, Pool #AL9779	3,006,766
194,278	3.50%, 2/1/47, Pool #BE5696	191,561
96,881	2.50%, 4/1/47, Pool #BM3707	89,735
218,055	4.00%, 5/1/47, Pool #BM1277	221,006
2,290,730	4.00%, 6/1/47, Pool #BE3702	2,314,619
21,901	4.00%, 6/1/47, Pool #BH4269	22,196
155,773	4.00%, 7/1/47, Pool #AS9968	157,774
864,143	3.50%, 7/1/47, Pool #BM3041	856,325
24,178	4.00%, 12/1/47, Pool #BJ4279	24,508
41,022	4.00%, 12/1/47, Pool #BJ2132	41,580
2,433,138	3.50%, 1/1/48, Pool #MA3238	2,395,735
48,410	4.00%, 1/1/48, Pool #BM2006	48,910
24,109	4.00%, 2/1/48, Pool #CA1199	24,437
931,576	3.50%, 2/1/48, Pool #BJ3436	917,254
24,798	4.00%, 3/1/48, Pool #BK3214	25,137
24,788	4.00%, 3/1/48, Pool #BK1867	25,128
23,939	4.00%, 4/1/48, Pool #BK4838	24,266

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 227,105	4.00%, 4/1/48, Pool #BM3700	$230,120
58,083	4.00%, 4/1/48, Pool #BK3836	58,876
24,816	4.00%, 4/1/48, Pool #BK2485	25,156
695,205	4.00%, 4/1/48, Pool #MA3333	702,358
23,487	4.00%, 4/1/48, Pool #BJ8805	23,809
296,591	3.00%, 4/1/48, Pool #CA1521	284,033
107,726	4.00%, 4/1/48, Pool #CA1545	109,196
24,848	4.00%, 5/1/48, Pool #BK2527	25,188
100,300	4.00%, 5/1/48, Pool #BJ9169	101,334
146,131	4.00%, 5/1/48, Pool #BM3877	148,561
912,100	4.00%, 5/1/48, Pool #BJ2731	924,587
198,655	4.00%, 5/1/48, Pool #BK4160	200,699
99,541	4.00%, 6/1/48, Pool #MA3384	100,565
381,603	4.50%, 7/1/48, Pool #BK7877	393,785
1,299,999	4.00%, 9/1/48, Pool #BM2007	1,313,389
302,950	4.50%, 10/25/48, Pool #BM4548	312,784
		57,509,951
Government National Mortgage Association (6.4%)
14,612	5.00%, 6/15/34, Pool #629493	15,504
9,831	5.00%, 3/15/38, Pool #676766	10,383
3,937	5.00%, 4/15/38, Pool #672672	4,180
16,130	5.00%, 8/15/38, Pool #687818	17,100
113,484	5.00%, 1/15/39, Pool #705997	120,494
1,703	5.00%, 3/15/39, Pool #697946	1,809
243,501	5.00%, 3/15/39, Pool #646746	258,541
277,565	4.00%, 10/15/40, Pool #783143	284,087
651,115	4.50%, 3/20/41, Pool #4978	682,510
471,049	4.00%, 5/20/41, Pool #5054	483,412
230,466	4.50%, 5/20/41, Pool #005055	241,557
210,552	4.50%, 6/15/41, Pool #366975	220,217
150,234	4.50%, 6/20/41, Pool #005082	157,451
533,884	4.00%, 10/20/41, Pool #5203	547,882
581,561	3.50%, 12/20/41, Pool #5258	582,184
1,026,918	4.00%, 1/20/42, Pool #5280	1,053,890
60,951	4.00%, 11/20/42, Pool #AB9233	62,614
344,849	3.00%, 12/20/42, Pool #MA0624	337,004
418,652	3.00%, 12/20/42, Pool #AA5872	407,701
3,364,130	3.50%, 1/20/43, Pool #MA0699	3,364,284
61,616	3.00%, 1/20/43, Pool #MA0698	60,214
746,345	3.50%, 2/20/43, Pool #MA0783	746,379
94,710	3.50%, 3/20/43, Pool #AD8884	94,743
112,723	3.00%, 3/20/43, Pool #AD8812	109,838
269,939	3.00%, 3/20/43, Pool #AA6146	262,962
628,574	3.50%, 4/20/43, Pool #783976	628,603
37,579	3.50%, 4/20/43, Pool #AB9891	37,642
99,013	3.50%, 4/20/43, Pool #AD9075	99,107
430,631	4.00%, 4/15/46, Pool #784232	438,913
39,915	3.50%, 5/20/46, Pool #AS4272	39,740
29,114	3.50%, 5/20/46, Pool #AR9166	28,991
37,782	3.50%, 5/20/46, Pool #AR9028	37,623
101,841	3.00%, 5/20/46, Pool #MA3662	99,003
33,908	3.50%, 6/20/46, Pool #AT4134	33,765
504,772	3.50%, 6/20/46, Pool #MA3736	502,694
149,871	3.50%, 6/20/46, Pool #AT4139	149,238
94,125	3.00%, 6/20/46, Pool #MA3735	91,343
47,855	3.50%, 6/20/46, Pool #AS4285	47,646
279,549	3.50%, 7/20/46, Pool# MA3803	278,356
51,081	3.50%, 7/20/46, Pool #784391	51,086
327,192	3.00%, 8/20/46, Pool #MA3873	317,519
925,500	3.00%, 9/20/46, Pool #MA3936	898,563
48,889	3.00%, 10/20/46, Pool #MA4003	47,429
296,457	3.00%, 11/20/46, Pool #MA4068	287,555
3,154,171	3.00%, 12/20/46, Pool #MA4126	3,058,964
464,030	4.00%, 1/15/47, Pool #AX5831	472,396
429,714	4.00%, 1/15/47, Pool #AX5857	438,463

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 773,009	3.00%, 1/20/47, Pool #MA4195	$749,639
428,530	3.00%, 2/20/47, Pool #MA4261	415,574
492,095	4.00%, 4/20/47, Pool #784304	501,485
431,145	4.00%, 4/20/47, Pool #784303	439,381
80,837	4.00%, 5/20/47, Pool #MA4452	82,522
336,684	4.00%, 6/20/47, Pool #MA4511	343,860
4,927,806	3.50%, 9/20/47, Pool #MA4719	4,903,653
1,585,214	3.00%, 10/20/47, Pool #MA4777	1,536,517
192,678	3.00%, 11/20/47, Pool #MA4836	186,748
336,471	3.00%, 1/20/48, Pool #MA4961	326,087
1,942,716	3.50%, 1/20/48, Pool #MA4962	1,933,181
149,529	3.50%, 8/20/48, Pool #MA5397	148,795
2,200,000	4.50%, 10/20/48, TBA	2,273,490
307,754	Class JA, Series 2015-H21, 2.50%, 6/20/65, Callable 5/20/21 @ 100	305,988
		32,358,499
Total U.S. Government Agency Mortgages (Cost $123,570,254)		119,628,668
U.S. Treasury Obligations (32.6%):
U.S. Treasury Bonds (3.8%)
3,535,000	2.50%, 2/15/46	3,085,116
3,368,000	3.00%, 5/15/47	3,243,805
726,000	2.75%, 11/15/47	664,602
13,923,000	3.00%, 8/15/48	13,399,256
		20,392,779
U.S. Treasury Inflation Index Bonds (2.8%)
4,362,000	1.38%, 2/15/44	5,052,322
9,627,000	0.75%, 2/15/45	9,574,508
617,000	1.00%, 2/15/46	647,576
		15,274,406
U.S. Treasury Inflation Index Notes (3.4%)
3,342,000	0.25%, 1/15/25	3,411,651
7,466,000	0.63%, 1/15/26	7,746,521
4,972,000	0.13%, 7/15/26	4,927,533
2,501,400	0.38%, 7/15/27	2,461,785
		18,547,490
U.S. Treasury Notes (22.6%)
17,547,000	1.25%, 3/31/21	16,870,481
5,324,000	1.38%, 4/30/21	5,127,678
33,191,000	1.88%, 3/31/22	32,052,652
5,498,000	1.75%, 6/30/22	5,271,422
16,633,000	1.88%, 7/31/22	16,003,415
7,592,000	1.88%, 9/30/22	7,290,693
1,250,000	2.13%, 12/31/22	1,209,424
8,734,000	2.13%, 7/31/24	8,333,123
7,472,000	2.13%, 11/30/24	7,107,156
6,828,000	2.25%, 12/31/24	6,539,144
9,226,000	1.50%, 8/15/26	8,237,809
3,870,000	2.25%, 11/15/27	3,622,380
2,600,000	2.88%, 5/15/28	2,560,797
		120,226,174
Total U.S. Treasury Obligations (Cost $181,945,457)		174,440,849
Securities Held as Collateral for Securities on Loan (9.1%):
48,943,407	AZL Fidelity Institutional Asset Management Total Bond Fund Securities Lending Collateral Account(e)	48,943,407
Total Securities Held as Collateral for Securities on Loan (Cost $48,943,407)		48,943,407

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Unaffiliated Investment Company (1.0%):
5,533,906	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.68%(f)	$5,533,906
Total Unaffiliated Investment Company (Cost $5,533,906)
		5,533,906

Shares		Fair Value
Common Stock(0.0%):
Oil, Gas & Consumable Fuels (0.0%):
13	Midstates Petroleum Co., Inc.*	116
Total Common Stock (Cost $–)		116
Warrant(0.0%):
Oil, Gas & Consumable Fuels (0.0%):
3,841	Midstates Petroleum Co., Inc., 4/21/20 (d)(g)	77
Total Warrant (Cost $8,435)		77
Total Investment Securities (Cost $599,686,209) - 109.5%		585,712,109
Net other assets (liabilities) - (9.5)%		(50,590,542)
Net Assets - 100.0%		$535,121,567

Percentages indicated are based on net assets as of September 30, 2018.

GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR
USSW5	-	USD 5 Year Swap Rate

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2018. The total value of securities on loan as of September 30, 2018, was $47,119,197.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at September 30, 2018.

(c)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2018, these securities represent 0.36% of the net assets of the fund.

(d)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2018. The total of all such securities represent 0.00% of the net assets of the fund.

(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2018.
(f)	The rate represents the effective yield at September 30, 2018.
(g)

The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2018, these securities represent 0.00% of the net assets of the Fund.

Amounts shown as “-” are either $0 or rounds to less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Securities Sold Short (-0.4%):

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ (Depreciation)
Federal National Mortgage Association, TBA	4.00%	10/25/48	$(1,500,000)	$(1,518,984)	$(1,514,648)	$4,336
Federal National Mortgage Association, TBA	3.50%	10/25/33	(300,000)	(301,266)	(301,512)	(246)

				$(1,820,250)	$(1,816,160)	$4,090

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (98.6%):
Aerospace & Defense (3.5%):
39,039	Boeing Co. (The)	$14,518,603
7,003	BWX Technologies, Inc.	437,968
266	Curtiss-Wright Corp.	36,554
8,439	General Dynamics Corp.	1,727,632
8,498	Harris Corp.	1,437,947
2,857	HEICO Corp.^	264,587
5,453	HEICO Corp., Class A	411,702
1,254	Hexcel Corp.^	84,081
2,586	Huntington Ingalls Industries, Inc.	662,223
16,305	Lockheed Martin Corp.	5,640,878
11,662	Northrop Grumman Corp.	3,701,169
20,685	Raytheon Co.	4,274,762
1,619	Rockwell Collins, Inc.	227,421
7,617	Spirit AeroSystems Holdings, Inc., Class A	698,250
3,101	Textron, Inc.	221,628
3,477	TransDigm Group, Inc.*^	1,294,487

		35,639,892

Air Freight & Logistics (1.3%):
9,892	C.H. Robinson Worldwide, Inc.	968,625
12,450	Expeditors International of Washington, Inc.	915,449
17,803	FedEx Corp.	4,286,784
49,722	United Parcel Service, Inc., Class B	5,805,043
8,998	XPO Logistics, Inc.*^	1,027,302

		13,003,203

Airlines (0.2%):
11,530	Delta Air Lines, Inc.	666,780
27,146	Southwest Airlines Co.	1,695,268

		2,362,048

Auto Components (0.1%):
16,428	Aptiv plc	1,378,309
13,815	Gentex Corp.^	296,470
456	Lear Corp.	66,120
1,320	Visteon Corp.*^	122,628

		1,863,527

Automobiles (0.3%):
9,774	Tesla Motors, Inc.*^	2,587,862
3,046	Thor Industries, Inc.	254,950

		2,842,812

Banks (0.2%):
789	Comerica, Inc.	71,168
868	East West Bancorp, Inc.	52,401
2,245	Pinnacle Financial Partners, Inc.^	135,037
2,481	Signature Bank	284,918
2,900	SVB Financial Group*	901,406
692	Synovus Financial Corp.	31,687
2,274	Texas Capital Bancshares, Inc.*	187,946
4,329	Western Alliance Bancorp*	246,277

		1,910,840

Beverages (2.5%):
3,806	Brown-Forman Corp., Class A	193,345
20,145	Brown-Forman Corp., Class B^	1,018,330
213,652	Coca-Cola Co. (The)	9,868,586
11,344	Constellation Brands, Inc., Class C	2,445,993
13,166	Keurig Dr Pepper, Inc.	305,056
28,731	Monster Beverage Corp.*	1,674,443
90,511	PepsiCo, Inc.	10,119,129

		25,624,882

Biotechnology (4.9%):
109,192	AbbVie, Inc.	10,327,379
3,475	Agios Pharmaceuticals, Inc.*^	267,992
12,739	Alexion Pharmaceuticals, Inc.*	1,770,848
10,850	Alkermes plc*	460,474

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
5,638	Alnylam Pharmaceuticals, Inc.*^	$493,438
43,876	Amgen, Inc.	9,095,056
13,736	Biogen Idec, Inc.*	4,853,066
12,670	BioMarin Pharmaceutical, Inc.*	1,228,610
2,619	Bluebird Bio, Inc.*^	382,374
50,508	Celgene Corp.*	4,519,961
8,520	Exact Sciences Corp.*^	672,398
21,348	Exelixis, Inc.*	378,287
69,490	Gilead Sciences, Inc.	5,365,323
12,562	Incyte Corp.*	867,783
9,169	Ionis Pharmaceuticals, Inc.*^	472,937
6,381	Neurocrine Biosciences, Inc.*	784,544
5,714	Regeneron Pharmaceuticals, Inc.*	2,308,685
3,212	Sage Therapeutics, Inc.*^	453,695
4,526	Sarepta Therapeutics, Inc.*^	730,994
7,610	Seattle Genetics, Inc.*^	586,883
2,884	Tesaro, Inc.*^	112,505
18,296	Vertex Pharmaceuticals, Inc.*	3,526,371

		49,659,603

Building Products (0.3%):
10,080	A.O. Smith Corp.^	537,970
5,746	Allegion plc	520,415
3,279	Armstrong World Industries, Inc.*	228,218
4,406	Fortune Brands Home & Security, Inc.^	230,698
2,432	Lennox International, Inc.^	531,149
14,960	Masco Corp.	547,536

		2,595,986

Capital Markets (2.1%):
1,719	Ameriprise Financial, Inc.	253,828
7,390	CBOE Holdings, Inc.	709,144
86,549	Charles Schwab Corp. (The)	4,253,882
2,239	CME Group, Inc.	381,100
4,363	E*TRADE Financial Corp.*	228,578
8,479	Eaton Vance Corp.	445,656
2,942	Evercore Partners, Inc., Class A	295,818
2,691	FactSet Research Systems, Inc.^	602,004
4,683	Interactive Brokers Group, Inc., Class A	259,017
21,257	Intercontinental Exchange, Inc.	1,591,937
7,780	Lazard, Ltd., Class A	374,451
6,407	LPL Financial Holdings, Inc.	413,316
2,583	MarketAxess Holdings, Inc.^	461,040
12,023	Moody’s Corp.	2,010,245
1,359	Morningstar, Inc.	171,098
6,298	MSCI, Inc., Class A	1,117,328
4,276	Northern Trust Corp.	436,708
2,833	Raymond James Financial, Inc.	260,778
18,089	S&P Global, Inc.	3,534,409
9,459	SEI Investments Co.	577,945
1,784	State Street Corp.	149,464
15,850	T. Rowe Price Group, Inc.^	1,730,503
20,093	TD Ameritrade Holding Corp.	1,061,513
3,093	Virtu Financial, Inc.^	63,252

		21,383,014

Chemicals (1.1%):
6,225	Axalta Coating Systems, Ltd.*	181,521
6,124	Celanese Corp., Series A	698,136
12,602	Chemours Co. (The)^	497,023
8,352	Ecolab, Inc.	1,309,427
4,006	FMC Corp.^	349,243
2,454	International Flavor & Fragrances, Inc.^	341,400
10,950	LyondellBasell Industries NV, Class A	1,122,485
542	NewMarket Corp.^	219,786

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
7,902	Platform Speciality Products Corp.*	$98,538
1,138	PPG Industries, Inc.	124,190
18,503	Praxair, Inc.	2,973,987
1,900	RPM International, Inc.	123,386
1,311	Scotts Miracle-Gro Co. (The)^	103,215
6,009	Sherwin Williams Co.	2,735,357
3,632	W.R. Grace & Co.	259,543
2,464	Westlake Chemical Corp.	204,783

		11,342,020

Commercial Services & Supplies (0.5%):
6,273	Cintas Corp.	1,240,862
14,560	Copart, Inc.*^	750,277
8,934	KAR Auction Services, Inc.	533,270
1,091	Republic Services, Inc., Class A	79,272
7,080	Rollins, Inc.^	429,685
26,220	Waste Management, Inc.	2,369,240

		5,402,606

Communications Equipment (0.4%):
4,076	Arista Networks, Inc.*^	1,083,645
4,376	F5 Networks, Inc.*^	872,662
1,294	Motorola Solutions, Inc.^	168,401
6,442	Palo Alto Networks, Inc.*	1,451,125
1,303	Ubiquiti Networks, Inc.	128,815

		3,704,648

Construction & Engineering (0.0%):
2,893	Quanta Services, Inc.*	96,568

Construction Materials (0.2%):
3,042	Eagle Materials, Inc., Class A	259,300
4,103	Martin Marietta Materials, Inc.^	746,541
8,808	Vulcan Materials Co.^	979,450

		1,985,291

Consumer Finance (0.6%):
34,799	American Express Co.	3,705,746
2,698	Capital One Financial Corp.	256,121
759	Credit Acceptance Corp.*^	332,495
11,330	Discover Financial Services	866,179
619	Onemain Holdings, Inc.*	20,805
1,162	Santander Consumer USA Holdings, Inc.	23,286
18,640	Synchrony Financial	579,331

		5,783,963

Containers & Packaging (0.3%):
6,246	Avery Dennison Corp.	676,754
4,823	Berry Global Group, Inc.*	233,385
9,455	Crown Holdings, Inc.*^	453,840
4,357	Graphic Packaging Holding Co.	61,042
3,406	International Paper Co.	167,405
6,762	Packaging Corp. of America	741,723
6,368	Sealed Air Corp.	255,675
2,226	Silgan Holdings, Inc.	61,883

		2,651,707

Distributors (0.1%):
4,106	LKQ Corp.*	130,037
2,882	Pool Corp.^	480,948

		610,985

Diversified Consumer Services (0.2%):
3,479	Bright Horizons Family Solutions, Inc.*	409,965
3,321	Grand Canyon Education, Inc.*	374,609
2,440	H&R Block, Inc.	62,830
5,668	Service Corp. International^	250,526

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services, continued
9,663	ServiceMaster Global Holdings, Inc.*	$599,396
		1,697,326

Diversified Financial Services (0.4%):
17,587	Berkshire Hathaway, Inc., Class B*	3,765,552
1,058	Voya Financial, Inc.	52,551

		3,818,103

Diversified Telecommunication Services (0.0%):
14,031	Zayo Group Holdings, Inc.*	487,156

Electrical Equipment (0.5%):
3,235	AMETEK, Inc.	255,953
32,139	Emerson Electric Co.	2,461,204
2,721	Hubbell, Inc.	363,444
8,826	Rockwell Automation, Inc.	1,655,052
6,765	Sensata Technologies Holding plc*^	335,206

		5,070,859

Electronic Equipment, Instruments & Components (0.5%):
21,157	Amphenol Corp., Class A	1,989,181
10,614	CDW Corp.	943,797
11,768	Cognex Corp.^	656,890
1,287	Coherent, Inc.*^	221,609
1,009	FLIR Systems, Inc.	62,023
2,533	IPG Photonics Corp.*^	395,325
1,472	Littlelfuse, Inc.	291,294
6,580	National Instruments Corp.	318,011
3,755	Zebra Technologies Corp., Class A*	663,997

		5,542,127

Energy Equipment & Services (0.3%):
62,908	Halliburton Co.^	2,549,662
1,711	RPC, Inc.^	26,486

		2,576,148

Entertainment (2.8%):
54,250	Activision Blizzard, Inc.	4,513,058
21,758	Electronic Arts, Inc.*	2,621,621
191	Lions Gate Entertainment Corp., Class A	4,658
704	Lions Gate Entertainment Corp., Class B	16,404
10,089	Live Nation, Inc.*^	549,548
109	Madison Square Garden Co. (The), Class A*	34,370
29,991	Netflix, Inc.*	11,220,533
4,767	Take-Two Interactive Software, Inc.*	657,798
76,845	Walt Disney Co. (The)	8,986,254

		28,604,244

Equity Real Estate Investment Trusts (1.9%):
630	Alexandria Real Estate Equities, Inc.	79,248
31,592	American Tower Corp.	4,590,317
3,331	Colony Capital, Inc.^	20,286
2,674	Coresite Realty Corp.	297,188
22,379	Crown Castle International Corp.	2,491,454
5,721	Equinix, Inc.	2,476,564
5,991	Equity Lifestyle Properties, Inc.	577,832
7,534	Extra Space Storage, Inc.^	652,746
5,140	Gaming & Leisure Properties, Inc.	181,185
1,534	Hudson Pacific Properties, Inc.	50,192
5,544	Lamar Advertising Co., Class A^	431,323
222	Life Storage, Inc.	21,126
1,247	Omega Healthcare Investors, Inc.^	40,864
10,722	Public Storage, Inc.^	2,161,877
8,159	SBA Communications Corp.*	1,310,580
20,285	Simon Property Group, Inc.	3,585,374

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
4,346	Taubman Centers, Inc.^	$260,021
		19,228,177

Food & Staples Retailing (1.0%):
31,459	Costco Wholesale Corp.	7,389,090
9,686	Sprouts Farmers Market, Inc.*^	265,493
34,126	Sysco Corp.	2,499,730
978	US Foods Holding Corp.*	30,142

		10,184,455

Food Products (0.2%):
8,960	Campbell Soup Co.	328,205
1,993	General Mills, Inc.^	85,540
9,114	Hershey Co. (The)	929,628
8,810	Kellogg Co.^	616,876
437	McCormick & Co.^	57,575
2,755	Post Holdings, Inc.*^	270,100

		2,287,924

Health Care Equipment & Supplies (2.6%):
3,078	ABIOMED, Inc.*	1,384,331
5,680	Align Technology, Inc.*	2,222,130
4,090	Baxter International, Inc.	315,298
1,771	Becton, Dickinson & Co.	462,231
76,499	Boston Scientific Corp.*	2,945,211
2,699	Cantel Medical Corp.	248,470
547	Cooper Cos., Inc. (The)^	151,601
6,253	Dexcom, Inc.*	894,429
15,175	Edwards Lifesciences Corp.*	2,641,968
3,152	Hill-Rom Holdings, Inc.	297,549
1,145	ICU Medical, Inc.*	323,749
6,155	IDEXX Laboratories, Inc.*	1,536,657
4,287	Insulet Corp.*^	454,208
3,801	Integra LifeSciences Holdings Corp.*	250,372
8,093	Intuitive Surgical, Inc.*	4,645,381
3,307	Masimo Corp.*	411,854
2,248	Penumbra, Inc.*^	336,526
10,057	ResMed, Inc.	1,159,974
24,601	Stryker Corp.	4,371,105
618	Teleflex, Inc.^	164,444
6,528	Varian Medical Systems, Inc.*	730,679
1,184	West Pharmaceutical Services, Inc.	146,188

		26,094,355

Health Care Providers & Services (3.3%):
8,364	Aetna, Inc.	1,696,637
11,436	AmerisourceBergen Corp.	1,054,628
12,907	Centene Corp.*	1,868,675
1,135	Chemed Corp.	362,723
6,750	Cigna Corp.	1,405,688
4,849	DaVita, Inc.*	347,334
6,926	Encompass Health Corp.	539,882
1,866	Envision Healthcare Corp.*	85,332
3,359	Express Scripts Holding Co.*	319,139
14,278	HCA Healthcare, Inc.	1,986,355
1,556	Henry Schein, Inc.*^	132,307
9,389	Humana, Inc.	3,178,364
490	Laboratory Corp. of America Holdings*	85,103
1,716	McKesson Corp.	227,627
3,667	Molina Healthcare, Inc.*^	545,283
1,223	Premier, Inc., Class A*	55,989
68,859	UnitedHealth Group, Inc.	18,319,249
3,338	WellCare Health Plans, Inc.*	1,069,796

		33,280,111

Health Care Technology (0.2%):
2,911	athenahealth, Inc.*	388,910
10,082	Cerner Corp.*^	649,382

Shares		Fair Value
Common Stocks, continued
Health Care Technology, continued
8,593	Veeva Systems, Inc., Class A*	$935,519
		1,973,811

Hotels, Restaurants & Leisure (1.9%):
1,745	Chipotle Mexican Grill, Inc.*^	793,137
2,374	Choice Hotels International, Inc.^	197,754
4,411	Darden Restaurants, Inc.	490,459
3,025	Domino’s Pizza, Inc.	891,770
6,083	Dunkin’ Brands Group, Inc.^	448,439
8,211	Extended Stay America, Inc.	166,109
7,081	Hilton Grand Vacations, Inc.*	234,381
19,986	Hilton Worldwide Holdings, Inc.	1,614,469
15,619	Las Vegas Sands Corp.	926,675
20,700	Marriott International, Inc., Class A^	2,733,021
10,830	McDonald’s Corp.	1,811,751
3,676	MGM Resorts International	102,597
5,230	Six Flags Entertainment Corp.^	365,159
94,536	Starbucks Corp.	5,373,426
2,874	Vail Resorts, Inc.	788,683
13,605	Wendy’s Co. (The)^	233,190
7,149	Wyndham Hotels & Resorts, Inc.	397,270
6,885	Wyndham Worldwide Corp.	298,534
7,363	Wynn Resorts, Ltd.	935,543
1,974	Yum China Holdings, Inc.	69,307
6,696	Yum! Brands, Inc.	608,733

		19,480,407

Household Durables (0.2%):
14,526	D.R. Horton, Inc.	612,707
10,870	Lennar Corp., Class A	507,520
551	Lennar Corp., Class B	21,214
226	NVR, Inc.*	558,401
5,846	PulteGroup, Inc.^	144,805
3,266	Tempur Sealy International, Inc.*^	172,771
5,105	Toll Brothers, Inc.	168,618

		2,186,036

Household Products (0.6%):
14,837	Church & Dwight Co., Inc.^	880,873
8,091	Clorox Co. (The)^	1,216,967
11,305	Colgate-Palmolive Co.	756,870
2,402	Energizer Holdings, Inc.^	140,877
21,883	Kimberly-Clark Corp.	2,486,784
1,269	Spectrum Brands Holdings, Inc.	94,820

		5,577,191

Industrial Conglomerates (1.3%):
34,286	3M Co., Class C	7,224,403
33,347	Honeywell International, Inc.	5,548,941
1,375	Roper Industries, Inc.	407,289

		13,180,633

Insurance (0.9%):
131	Alleghany Corp.	85,481
9,064	American International Group, Inc.	482,567
17,565	Aon plc	2,701,146
4,431	Arch Capital Group, Ltd.*	132,088
684	Axis Capital Holdings, Ltd.	39,474
970	Brown & Brown, Inc.	28,683
1,389	Erie Indemnity Co., Class A	177,139
1,173	Everest Re Group, Ltd.	267,994
93	Markel Corp.*	110,530
17,126	Marsh & McLennan Cos., Inc.	1,416,663
41,813	Progressive Corp. (The)	2,970,395
320	RenaissanceRe Holdings, Ltd.	42,746
3,855	Travelers Cos., Inc. (The)	500,032

		8,954,938

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Interactive Media & Services (8.3%):
21,502	Alphabet, Inc., Class A*	$25,954,634
21,924	Alphabet, Inc., Class C*	26,165,636
171,110	Facebook, Inc., Class A*	28,140,750
5,339	IAC/InterActiveCorp.*	1,157,068
3,561	Match Group, Inc.*^	206,218
7,578	TripAdvisor, Inc.*^	387,008
50,712	Twitter, Inc.*	1,443,264
2,773	Zillow Group, Inc., Class A*^	122,567
6,318	Zillow Group, Inc., Class C*^	279,572

		83,856,717

Internet & Direct Marketing Retail (6.8%):
29,276	Amazon.com, Inc.*	58,639,827
3,412	Booking Holdings, Inc.*	6,769,408
14,336	eBay, Inc.*	473,375
8,623	Expedia, Inc.	1,125,129
6,466	GrubHub, Inc.*	896,317
4,113	Wayfair, Inc., Class A*^	607,367

		68,511,423

IT Services (8.7%):
46,306	Accenture plc, Class C	7,881,281
11,118	Akamai Technologies, Inc.*	813,282
3,445	Alliance Data Systems Corp.	813,571
31,720	Automatic Data Processing, Inc.	4,778,935
10,055	Black Knight, Inc.*	522,357
9,486	Booz Allen Hamilton Holding Corp.	470,790
8,396	Broadridge Financial Solutions, Inc.	1,107,852
37,984	Cognizant Technology Solutions Corp., Class A	2,930,466
3,633	CoreLogic, Inc.*	179,507
3,709	Epam Systems, Inc.*	510,729
1,765	Euronet Worldwide, Inc.*^	176,888
2,076	Fidelity National Information Services, Inc.	226,429
38,948	First Data Corp., Class A*	953,058
29,371	Fiserv, Inc.*	2,419,583
6,282	FleetCor Technologies, Inc.*	1,431,291
6,337	Gartner, Inc.*^	1,004,415
3,634	Genpact, Ltd.	111,237
11,368	Global Payments, Inc.^	1,448,283
11,516	GoDaddy, Inc., Class A*	960,319
47,555	International Business Machines Corp.	7,190,792
5,518	Jack Henry & Associates, Inc.^	883,321
66,186	MasterCard, Inc., Class A	14,733,665
6,303	Okta, Inc.*^	443,479
23,224	Paychex, Inc.	1,710,448
85,562	PayPal Holdings, Inc.*	7,515,766
14,913	Sabre Corp.	388,931
20,512	Square, Inc., Class A*^	2,030,893
2,579	Switch, Inc., Class A^	27,853
6,275	Teradata Corp.*^	236,630
12,896	Total System Services, Inc.	1,273,351
5,245	Twilio, Inc., Series A*	452,539
7,559	VeriSign, Inc.*	1,210,347
128,725	Visa, Inc., Class A^	19,320,336
9,377	Western Union Co.^	178,726
2,926	WEX, Inc.*	587,424
1,868	Worldpay, Inc., Class A*	189,172

		87,113,946

Leisure Products (0.1%):
679	Brunswick Corp.	45,507
6,578	Hasbro, Inc.^	691,479
5,064	Mattel, Inc.*^	79,505
4,180	Polaris Industries, Inc.^	421,971

		1,238,462

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services (0.8%):
2,631	Bio-Techne Corp.	$537,013
2,726	Bruker Corp.	91,185
2,495	Charles River Laboratories International, Inc.*	335,677
10,535	Illumina, Inc.*	3,866,978
1,781	Mettler-Toledo International, Inc.*^	1,084,593
4,096	PRA Health Sciences, Inc.*	451,338
1,726	Thermo Fisher Scientific, Inc.	421,282
5,141	Waters Corp.*^	1,000,850

		7,788,916

Machinery (2.2%):
8,240	Allison Transmission Holdings, Inc.^	428,562
38,411	Caterpillar, Inc.	5,857,293
3,901	Cummins, Inc.	569,819
23,341	Deere & Co.	3,508,853
8,832	Donaldson Co., Inc.	514,552
20,237	Fortive Corp.^	1,703,955
2,807	Gardner Denver Holdings, Inc.*^	79,550
11,730	Graco, Inc.^	543,568
5,158	IDEX Corp.	777,104
24,054	Illinois Tool Works, Inc.^	3,394,500
9,606	Ingersoll-Rand plc	982,694
4,615	Lincoln Electric Holdings, Inc.	431,226
2,362	Middleby Corp. (The)*^	305,525
3,823	Nordson Corp.^	531,015
1,745	Parker Hannifin Corp.	320,958
7,381	Toro Co.	442,639
3,758	WABCO Holdings, Inc.*	443,219
2,270	Wabtec Corp.	238,078
9,683	Welbilt, Inc.*^	202,181
7,089	Xylem, Inc.^	566,198

		21,841,489

Media (0.6%):
3,324	AMC Networks, Inc., Class A*^	220,514
312	Cable One, Inc.^	275,686
23,570	CBS Corp., Class B	1,354,097
8,870	Charter Communications, Inc., Class A*^	2,890,555
3,172	Interpublic Group of Cos., Inc. (The)	72,544
10,637	Omnicom Group, Inc.^	723,529
91,709	Sirius XM Holdings, Inc.^	579,601

		6,116,526

Metals & Mining (0.1%):
1,898	Royal Gold, Inc.^	146,260
6,074	Southern Copper Corp.^	262,033
2,286	Steel Dynamics, Inc.	103,304

		511,597

Multiline Retail (0.3%):
19,270	Dollar General Corp.	2,106,212
2,928	Dollar Tree, Inc.*	238,778
8,320	Nordstrom, Inc.^	497,619

		2,842,609

Oil, Gas & Consumable Fuels (0.6%):
12,303	Anadarko Petroleum Corp.	829,345
9,221	Antero Resources Corp.*^	163,304
1,890	Apache Corp.^	90,096
23,238	Cabot Oil & Gas Corp.^	523,320
11,530	Cheniere Energy, Inc.*	801,220
952	Cimarex Energy Co.^	88,479
1,855	Concho Resources, Inc.*	283,351
3,043	Continental Resources, Inc.*^	207,776
1,883	Diamondback Energy, Inc.^	254,563

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
4,718	EOG Resources, Inc.	$601,875
3,559	Kosmos Energy LLC*^	33,277
5,133	Newfield Exploration Co.*	147,984
12,116	ONEOK, Inc.	821,344
13,174	Parsley Energy, Inc., Class A*	385,340
6,760	Pioneer Natural Resources Co.	1,177,524

		6,408,798

Personal Products (0.2%):
15,618	Estee Lauder Co., Inc. (The), Class A	2,269,607
1,657	Herbalife, Ltd.*	90,389
1,104	Nu Skin Enterprises, Inc., Class A	90,992

		2,450,988

Pharmaceuticals (1.9%):
62,725	Bristol-Myers Squibb Co.	3,893,968
2,444	Catalent, Inc.*	111,324
42,269	Eli Lilly & Co.	4,535,886
3,846	Jazz Pharmaceuticals plc*	646,628
34,817	Johnson & Johnson Co.	4,810,666
12,950	Merck & Co., Inc.	918,673
11,163	Nektar Therapeutics*^	680,496
34,771	Zoetis, Inc.	3,183,633

		18,781,274

Professional Services (0.4%):
2,567	CoStar Group, Inc.*^	1,080,296
1,138	Dun & Bradstreet Corp.	162,176
2,376	Equifax, Inc.	310,234
8,575	Robert Half International, Inc.	603,509
13,200	TransUnion	971,256
11,510	Verisk Analytics, Inc.*	1,387,531

		4,515,002

Real Estate Management & Development (0.1%):
10,792	CBRE Group, Inc., Class A*	475,927
1,099	Howard Hughes Corp. (The)*	136,518

		612,445

Road & Rail (1.2%):
27,577	CSX Corp.	2,042,077
976	Genesee & Wyoming, Inc., Class A*^	88,806
6,215	J.B. Hunt Transport Services, Inc.	739,212
2,901	Landstar System, Inc.^	353,922
4,698	Old Dominion Freight Line, Inc.	757,599
724	Schneider National, Inc.^	18,086
48,964	Union Pacific Corp.	7,972,808

		11,972,510

Semiconductors & Semiconductor Equipment (4.1%):
65,091	Advanced Micro Devices, Inc.*^	2,010,661
4,266	Analog Devices, Inc.^	394,434
72,493	Applied Materials, Inc.	2,801,854
18,601	Broadcom, Inc.	4,589,425
18,178	Cypress Semiconductor Corp.^	263,399
11,170	KLA-Tencor Corp.	1,136,101
11,331	Lam Research Corp.	1,718,913
10,826	Marvell Technology Group, Ltd.	208,942
19,924	Maxim Integrated Products, Inc.	1,123,514
16,460	Microchip Technology, Inc.^	1,298,859
65,423	Micron Technology, Inc.*	2,959,082
3,968	MKS Instruments, Inc.	318,035
2,857	Monolithic Power Systems, Inc.^	358,639
41,906	NVIDIA Corp.	11,776,425
1,254	NXP Semiconductors NV	107,217
30,147	ON Semiconductor Corp.*^	555,609
9,185	Skyworks Solutions, Inc.	833,171
1,973	Teradyne, Inc.^	72,962

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
70,564	Texas Instruments, Inc.	$7,570,812
3,121	Universal Display Corp.^	367,966
7,986	Versum Materials, Inc.	287,576
18,237	Xilinx, Inc.	1,462,060

		42,215,656

Software (10.4%):
3,970	2u, Inc.*^	298,504
35,392	Adobe Systems, Inc.*	9,554,070
5,976	ANSYS, Inc.*	1,115,600
4,934	Aspen Technology, Inc.*	562,032
6,714	Atlassian Corp. plc, Class A*	645,484
13,203	Autodesk, Inc.*	2,061,120
20,025	Cadence Design Systems, Inc.*	907,533
9,346	CDK Global, Inc.	584,686
1,856	Ceridian HCM Holding, Inc.*^	78,008
9,714	Citrix Systems, Inc.*	1,079,808
947	Dell Technologies, Inc., Class V*	91,973
1,664	DocuSign, Inc.*^	87,476
2,078	Fair Isaac Corp.*	474,927
8,636	FireEye, Inc.*^	146,812
9,972	Fortinet, Inc.*	920,116
5,679	Guidewire Software, Inc.*	573,636
17,596	Intuit, Inc.	4,001,330
2,452	LogMeIn, Inc.^	218,473
4,871	Manhattan Associates, Inc.*^	265,957
517,113	Microsoft Corp.	59,142,213
7,685	Nutanix, Inc., Class A*^	328,303
19,555	Oracle Corp.	1,008,256
3,518	Paycom Software, Inc.*^	546,732
2,621	Pegasystems, Inc.	164,075
1,387	Pluralsight, Inc., Class A*^	44,384
3,651	Proofpoint, Inc.*^	388,211
8,393	PTC, Inc.*^	891,253
5,171	RealPage, Inc.*	340,769
12,689	Red Hat, Inc.*	1,729,257
4,893	Ringcentral, Inc.*^	455,294
50,778	Salesforce.com, Inc.*	8,075,225
12,568	ServiceNow, Inc.*^	2,458,678
10,375	Splunk, Inc.*	1,254,441
13,764	SS&C Technologies Holdings, Inc.	782,208
995	Synopsys, Inc.*	98,117
5,023	Tableau Software, Inc., Class A*	561,270
2,687	Tyler Technologies, Inc.*	658,476
2,189	Ultimate Software Group, Inc. (The)*	705,274
5,042	VMware, Inc., Class A*	786,855
10,403	Workday, Inc., Class A*^	1,518,630
7,443	Zendesk, Inc.*	528,453

		106,133,919

Specialty Retail (3.9%):
1,569	Advance Auto Parts, Inc.	264,110
1,653	AutoZone, Inc.*	1,282,232
4,525	Best Buy Co., Inc.^	359,104
4,777	Burlington Stores, Inc.*	778,269
7,626	CarMax, Inc.*^	569,433
2,628	Floor & Decor Holdings, Inc., Class A*^	79,287
704	Gap, Inc. (The)^	20,310
82,995	Home Depot, Inc. (The)	17,192,414
3,437	L Brands, Inc.^	104,141
58,785	Lowe’s Cos., Inc.	6,749,694
1,387	Michaels Cos., Inc. (The)*^	22,511
5,686	O’Reilly Automotive, Inc.*	1,974,862
26,562	Ross Stores, Inc.	2,632,294

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
1,574	Tiffany & Co.	$202,999
45,164	TJX Cos., Inc. (The)	5,059,271
8,730	Tractor Supply Co.	793,382
4,097	Ulta Salon, Cosmetics & Fragrance, Inc.*	1,155,846
5,403	Urban Outfitters, Inc.*	220,983
1,308	Williams-Sonoma, Inc.^	85,962

		39,547,104

Technology Hardware, Storage & Peripherals (8.0%):
348,173	Apple, Inc.	78,596,572
7,026	NCR Corp.*^	199,609
18,853	NetApp, Inc.	1,619,284
12,068	Pure Storage, Inc., Class A*^	313,165

		80,728,630

Textiles, Apparel & Luxury Goods (1.2%):
3,327	Carter’s, Inc.^	328,042
272	Columbia Sportswear Co.	25,315
25,249	Hanesbrands, Inc.^	465,339
7,040	Lululemon Athletica, Inc.*	1,143,929
5,382	Michael Kors Holdings, Ltd.*	368,990
90,346	Nike, Inc., Class C	7,654,113
4,386	Skechers U.S.A., Inc., Class A*^	122,501
4,078	Tapestry, Inc.	205,001
10,217	Under Armour, Inc., Class A*^	216,805
10,858	Under Armour, Inc., Class C*^	211,297
17,877	VF Corp.	1,670,606

		12,411,938

Tobacco (0.8%):
136,388	Altria Group, Inc.	8,225,560

Trading Companies & Distributors (0.4%):
732	Air Lease Corp.^	33,584
20,562	Fastenal Co.^	1,193,007
3,997	HD Supply Holdings, Inc.*	171,032
1,355	MSC Industrial Direct Co., Inc., Class A	119,389
5,971	United Rentals, Inc.*	976,856
1,459	Univar, Inc.*^	44,733
3,259	W.W. Grainger, Inc.^	1,164,799
1,880	Watsco, Inc.^	334,828

		4,038,228

Wireless Telecommunication Services (0.1%):
14,391	T-Mobile US, Inc.*	1,009,960

Total Common Stocks (Cost $640,330,374)		997,561,293

Preferred Stock (0.5%):
Software (0.5%):
841,419	Palantir Technologies, Inc., Series I(a)(b)	4,880,230

Total Preferred Stock (Cost $5,157,898)		4,880,230

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (9.2%):
$93,344,303	AZL Russell 1000 Growth Index Fund Securities Lending Collateral Account(c)	93,344,303

Total Securities Held as Collateral for Securities on Loan (Cost $93,344,303)		93,344,303

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (1.1%):
11,618,915	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.91%(d)	$11,618,915

Total Unaffiliated Investment Company (Cost $11,618,915)		11,618,915

Total Investment Securities (Cost $750,451,490) - 109.4%		1,107,404,741
Net other assets (liabilities) - (9.4)%		(94,891,094)

Net Assets - 100.0%		$1,012,513,647

Percentages indicated are based on net assets as of September 30, 2018.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2018. The total value of securities on loan as of September 30, 2018, was $90,948,168.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2018, these securities represent 0.48% of the net assets of the fund.

(b)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2018. The total of all such securities represent 0.48% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2018.
(d)	The rate represents the effective yield at September 30, 2018.

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Futures Contracts

Cash of $502,200 has been segregated to cover margin requirements for the following open contracts as of September 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini December Futures (U.S. Dollar)	12/21/18	30	$4,593,150	$92,301
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/21/18	52	7,589,400	47,143

				$139,444

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (98.1%):
Aerospace & Defense (1.6%):
31,860	Arconic, Inc.	$701,239
2,976	Curtiss-Wright Corp.	408,962
10,567	General Dynamics Corp.	2,163,276
5,156	Hexcel Corp.^	345,710
463	Huntington Ingalls Industries, Inc.	118,565
5,765	L3 Technologies, Inc.	1,225,754
1,591	Lockheed Martin Corp.	550,422
10,457	Rockwell Collins, Inc.	1,468,895
2,600	Teledyne Technologies, Inc.*	641,368
15,423	Textron, Inc.	1,102,282
55,456	United Technologies Corp.	7,753,303
		16,479,776
Airlines (0.7%):
8,850	Alaska Air Group, Inc.^	609,411
30,563	American Airlines Group, Inc.^	1,263,169
2,272	Copa Holdings SA, Class A	181,396
35,384	Delta Air Lines, Inc.	2,046,257
23,290	JetBlue Airways Corp.*	450,894
11,333	Southwest Airlines Co.	707,746
18,084	United Continental Holdings, Inc.*^	1,610,561
		6,869,434
Auto Components (0.2%):
6,811	Adient plc^	267,740
2,620	Aptiv plc	219,818
15,401	BorgWarner, Inc.	658,855
6,457	Gentex Corp.^	138,567
17,699	Goodyear Tire & Rubber Co.^	413,980
4,364	Lear Corp.	632,780
787	Visteon Corp.*^	73,112
		2,404,852
Automobiles (0.6%):
288,746	Ford Motor Co.	2,670,901
96,867	General Motors Co.	3,261,511
12,265	Harley-Davidson, Inc.^	555,605
713	Thor Industries, Inc.	59,678
		6,547,695
Banks (11.2%):
12,426	Associated Banc-Corp.	323,076
689,265	Bank of America Corp.	20,305,746
3,052	Bank of Hawaii Corp.^	240,833
8,892	Bank OZK^	337,540
7,603	BankUnited, Inc.	269,146
57,635	BB&T Corp.	2,797,603
1,907	BOK Financial Corp.^	185,513
8,442	CIT Group, Inc.^	435,692
186,326	Citigroup, Inc.	13,367,027
35,403	Citizens Financial Group, Inc.	1,365,494
11,891	Comerica, Inc.	1,072,568
6,986	Commerce Bancshares, Inc.^	461,216
4,207	Cullen/Frost Bankers, Inc.^	439,379
9,831	East West Bancorp, Inc.	593,497
23,766	F.N.B. Corp.^	302,304
49,581	Fifth Third Bancorp	1,384,302
586	First Citizens BancShares, Inc., Class A	265,036
7,939	First Hawaiian, Inc.	215,623
23,847	First Horizon National Corp.^	411,599
11,821	First Republic Bank^	1,134,816
80,688	Huntington Bancshares, Inc.	1,203,865
247,566	JPMorgan Chase & Co.	27,935,346
77,836	KeyCorp	1,548,158
10,678	M&T Bank Corp.	1,756,958
9,224	PacWest Bancorp^	439,524
25,475	People’s United Financial, Inc.^	436,132
3,207	Pinnacle Financial Partners, Inc.^	192,901

Shares		Fair Value
Common Stocks, continued
Banks, continued
34,378	PNC Financial Services Group, Inc.	$4,681,940
7,399	Popular, Inc.	379,199
4,891	Prosperity Bancshares, Inc.^	339,191
81,919	Regions Financial Corp.	1,503,214
1,481	Signature Bank	170,078
16,388	Sterling Bancorp^	360,536
34,418	SunTrust Banks, Inc.	2,298,778
919	SVB Financial Group*	285,653
7,945	Synovus Financial Corp.	363,802
12,073	TCF Financial Corp.	287,458
1,333	Texas Capital Bancshares, Inc.*	110,172
113,686	U.S. Bancorp	6,003,758
16,134	Umpqua Holdings Corp.	335,587
6,726	Webster Financial Corp.^	396,565
321,334	Wells Fargo & Co.	16,889,315
2,927	Western Alliance Bancorp*	166,517
4,084	Wintrust Financial Corp.	346,895
14,324	Zions Bancorp^	718,349
		115,057,901
Beverages (0.5%):
63,496	Coca-Cola Co. (The)	2,932,880
12,781	Molson Coors Brewing Co., Class B^	786,032
11,805	PepsiCo, Inc.	1,319,799
		5,038,711
Biotechnology (0.4%):
192	Agios Pharmaceuticals, Inc.*^	14,807
2,740	Alexion Pharmaceuticals, Inc.*	380,887
721	Alnylam Pharmaceuticals, Inc.*^	63,102
2,830	Amgen, Inc.	586,631
782	Biogen Idec, Inc.*	276,288
1,213	Bluebird Bio, Inc.*^	177,098
24,485	Gilead Sciences, Inc.	1,890,488
3,155	United Therapeutics Corp.*	403,461
		3,792,762
Building Products (0.4%):
1,202	Allegion plc	108,865
6,221	Fortune Brands Home & Security, Inc.^	325,732
68,379	Johnson Controls International plc^	2,393,264
167	Lennox International, Inc.^	36,473
7,381	Masco Corp.	270,145
8,068	Owens Corning, Inc.	437,850
6,134	USG Corp.*	265,664
		3,837,993
Capital Markets (3.2%):
3,987	Affiliated Managers Group, Inc.	545,103
8,799	Ameriprise Financial, Inc.	1,299,260
68,464	Bank of New York Mellon Corp. (The)	3,490,979
19,529	BGC Partners, Inc., Class A	230,833
9,114	BlackRock, Inc., Class A+	4,295,702
670	CBOE Holdings, Inc.	64,293
22,893	CME Group, Inc.	3,896,618
14,877	E*TRADE Financial Corp.*	779,406
22,965	Franklin Resources, Inc.^	698,366
26,185	Goldman Sachs Group, Inc. (The)	5,871,724
541	Interactive Brokers Group, Inc., Class A	29,923
20,333	Intercontinental Exchange, Inc.	1,522,738
29,871	Invesco, Ltd.^	683,448
712	Lazard, Ltd., Class A	34,269
6,226	Legg Mason, Inc.	194,438
91,080	Morgan Stanley	4,241,596
8,523	NASDAQ OMX Group, Inc. (The)	731,273

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
11,237	Northern Trust Corp.	$1,147,635
6,814	Raymond James Financial, Inc.	627,229
26,044	State Street Corp.	2,181,966
1,213	T. Rowe Price Group, Inc.^	132,435
		32,699,234
Chemicals (2.6%):
16,232	Air Products & Chemicals, Inc.	2,711,555
7,989	Albemarle Corp.^	797,142
4,582	Ashland Global Holdings, Inc.	384,247
9,414	Axalta Coating Systems, Ltd.*	274,512
4,576	Cabot Corp.	287,007
3,646	Celanese Corp., Series A	415,644
17,173	CF Industries Holdings, Inc.	934,898
171,818	DowDuPont, Inc.	11,049,615
10,497	Eastman Chemical Co.	1,004,773
10,292	Ecolab, Inc.	1,613,580
5,855	FMC Corp.^	510,439
16,061	Huntsman Corp.	437,341
3,355	International Flavor & Fragrances, Inc.^	466,748
12,352	LyondellBasell Industries NV, Class A	1,266,204
25,857	Mosaic Co. (The)	839,835
29	NewMarket Corp.^	11,760
12,236	Olin Corp.	314,220
8,646	Platform Speciality Products Corp.*	107,816
16,746	PPG Industries, Inc.	1,827,491
2,283	Praxair, Inc.	366,947
7,705	RPM International, Inc.	500,363
1,540	Scotts Miracle-Gro Co. (The)^	121,244
14,263	Valvoline, Inc.^	306,797
1,241	W.R. Grace & Co.	88,682
252	Westlake Chemical Corp.	20,944
		26,659,804
Commercial Services & Supplies (0.2%):
8,460	ADT, Inc.^	79,439
3,833	Clean Harbors, Inc.*	274,366
682	KAR Auction Services, Inc.	40,709
15,140	Republic Services, Inc., Class A	1,100,072
6,081	Stericycle, Inc.*^	356,833
4,830	Waste Management, Inc.	436,439
		2,287,858
Communications Equipment (1.9%):
12,773	ARRIS International plc*^	331,970
348,587	Cisco Systems, Inc.	16,958,757
13,972	CommScope Holding Co., Inc.*^	429,779
3,606	EchoStar Corp., Class A*	167,210
25,446	Juniper Networks, Inc.	762,617
10,590	Motorola Solutions, Inc.	1,378,183
		20,028,516
Construction & Engineering (0.2%):
11,753	Aecom Technology Corp.*^	383,853
10,327	Fluor Corp.	599,999
9,388	Jacobs Engineering Group, Inc.^	718,181
8,021	Quanta Services, Inc.*	267,741
1,677	Valmont Industries, Inc.^	232,265
		2,202,039
Construction Materials (0.0%):
470	Eagle Materials, Inc., Class A	40,063
384	Martin Marietta Materials, Inc.	69,868
554	Vulcan Materials Co.^	61,605
		171,536

Shares		Fair Value
Common Stocks, continued
Consumer Finance (0.9%):
31,354	Ally Financial, Inc.	$829,313
16,619	American Express Co.	1,769,757
32,567	Capital One Financial Corp.	3,091,586
69	Credit Acceptance Corp.*^	30,227
13,743	Discover Financial Services^	1,050,652
19,798	Navient Corp.	266,877
5,292	Onemain Holdings, Inc.*	177,864
7,264	Santander Consumer USA Holdings, Inc.	145,571
32,033	SLM Corp.*^	357,168
35,793	Synchrony Financial	1,112,446
		8,831,461
Containers & Packaging (0.6%):
4,575	AptarGroup, Inc.^	492,911
1,027	Ardagh Group SA	17,141
25,041	Ball Corp.^	1,101,554
6,813	Bemis Co., Inc.	331,112
4,929	Berry Global Group, Inc.*	238,514
19,372	Graphic Packaging Holding Co.	271,402
26,832	International Paper Co.	1,318,793
11,614	Owens-Illinois, Inc.*^	218,227
5,409	Sealed Air Corp.^	217,171
3,758	Silgan Holdings, Inc.	104,472
7,218	Sonoco Products Co.^	400,599
18,717	WestRock Co.	1,000,236
		5,712,132
Distributors (0.2%):
10,532	Genuine Parts Co.^	1,046,881
19,597	LKQ Corp.*	620,637
		1,667,518
Diversified Consumer Services (0.1%):
708	Bright Horizons Family Solutions, Inc.*	83,431
310	Graham Holdings Co., Class B^	179,583
12,466	H&R Block, Inc.^	321,000
6,832	Service Corp. International^	301,974
		885,988
Diversified Financial Services (2.7%):
10,210	AXA Equitable Holdings, Inc.^	219,005
125,303	Berkshire Hathaway, Inc., Class B*	26,828,625
22,260	Jefferies Financial Group, Inc.	488,830
11,114	Voya Financial, Inc.	552,032
		28,088,492
Diversified Telecommunication Services (3.5%):
538,047	AT&T, Inc.	18,067,618
70,885	CenturyLink, Inc.^	1,502,762
306,215	Verizon Communications, Inc.	16,348,819
		35,919,199
Electric Utilities (3.2%):
17,051	Alliant Energy Corp.^	725,861
36,500	American Electric Power Co., Inc.	2,587,120
4,183	Avangrid, Inc.^	200,491
52,706	Duke Energy Corp.	4,217,534
23,559	Edison International	1,594,473
13,441	Entergy Corp.	1,090,468
20,167	Evergy, Inc.	1,107,572
23,486	Eversource Energy	1,442,980
71,340	Exelon Corp.	3,114,704
35,962	FirstEnergy Corp.^	1,336,708
7,968	Hawaiian Electric Industries, Inc.^	283,581
34,857	NextEra Energy, Inc.	5,842,034
14,685	OGE Energy Corp.	533,359
38,306	PG&E Corp.*	1,762,459
8,222	Pinnacle West Capital Corp.	651,018

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
51,608	PPL Corp.^	$1,510,050
74,911	Southern Co. (The)	3,266,120
37,692	Xcel Energy, Inc.	1,779,439
		33,045,971
Electrical Equipment (0.7%):
2,932	Acuity Brands, Inc.^	460,910
13,589	AMETEK, Inc.	1,075,162
32,357	Eaton Corp. plc	2,806,322
13,415	Emerson Electric Co.	1,027,321
4,490	GrafTech International, Ltd.^	87,600
1,298	Hubbell, Inc.	173,374
11,799	nVent Electric plc^	320,460
3,196	Regal-Beloit Corp.	263,510
5,783	Sensata Technologies Holding plc*^	286,548
		6,501,207
Electronic Equipment, Instruments & Components (0.6%):
6,405	Arrow Electronics, Inc.*	472,177
8,623	Avnet, Inc.	386,052
515	Coherent, Inc.*^	88,678
59,014	Corning, Inc.	2,083,193
4,552	Dolby Laboratories, Inc., Class A	318,503
9,008	FLIR Systems, Inc.	553,722
12,323	Jabil, Inc.	333,707
13,785	Keysight Technologies, Inc.*	913,670
334	Littlelfuse, Inc.	66,095
1,593	National Instruments Corp.	76,990
18,363	Trimble Navigation, Ltd.*	798,056
		6,090,843
Energy Equipment & Services (1.0%):
5,618	Apergy Corp.*	244,720
30,676	Baker Hughes, a GE Co.^	1,037,769
7,814	Helmerich & Payne, Inc.^	537,369
25,982	Nabors Industries, Ltd.^	160,049
28,141	National-Oilwell Varco, Inc.^	1,212,314
16,273	Patterson-UTI Energy, Inc.	278,431
2,937	RPC, Inc.^	45,465
102,480	Schlumberger, Ltd.	6,243,081
31,551	Transocean, Ltd.*^	440,137
73,916	Weatherford International plc*^	200,312
		10,399,647
Entertainment (1.1%):
7,822	Cinemark Holdings, Inc.^	314,444
1,716	Liberty Media Group, Class A*^	61,055
14,529	Liberty Media Group, Class C*^	540,334
3,570	Lions Gate Entertainment Corp., Class A	87,072
6,558	Lions Gate Entertainment Corp., Class B	152,802
1,215	Madison Square Garden Co. (The), Class A*	383,114
3,385	Take-Two Interactive Software, Inc.*	467,096
77,179	Twenty-First Century Fox, Inc.	3,575,703
36,239	Twenty-First Century Fox, Inc., Class B	1,660,471
871	Viacom, Inc., Class A	31,835
26,018	Viacom, Inc., Class B	878,368
31,363	Walt Disney Co. (The)	3,667,589
55,879	Zynga, Inc.*^	224,075
		12,043,958

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts (4.4%):
7,158	Alexandria Real Estate Equities, Inc.	$900,405
10,028	American Campus Communities, Inc.^	412,752
19,034	American Homes 4 Rent, Class A	416,654
11,494	Apartment Investment & Management Co., Class A	507,230
15,946	Apple Hospitality REIT, Inc.	278,896
10,226	AvalonBay Communities, Inc.	1,852,439
11,379	Boston Properties, Inc.	1,400,641
13,373	Brandywine Realty Trust	210,224
22,206	Brixmor Property Group, Inc.	388,827
11,783	Brookfield Property REIT, Inc., Class A	246,618
6,537	Camden Property Trust	611,667
34,735	Colony Capital, Inc.^	211,536
8,924	Columbia Property Trust, Inc.	210,963
7,444	Corporate Office Properties Trust	222,055
7,509	Crown Castle International Corp.	835,977
13,793	CubeSmart	393,514
7,216	Cyrusone, Inc.^	457,494
11,652	DDR Corp.^	156,020
15,227	Digital Realty Trust, Inc.^	1,712,733
11,823	Douglas Emmett, Inc.^	445,964
26,269	Duke Realty Corp.	745,252
10,249	Empire State Realty Trust, Inc., Class A	170,236
5,428	EPR Properties	371,329
8,643	Equity Commonwealth*^	277,354
26,590	Equity Residential Property Trust	1,761,853
4,842	Essex Property Trust, Inc.	1,194,570
1,246	Extra Space Storage, Inc.^	107,953
5,364	Federal Realty Investment Trust	678,385
15,674	Forest City Realty Trust, Inc., Class A	393,261
9,484	Gaming & Leisure Properties, Inc.	334,311
34,641	HCP, Inc.^	911,751
15,383	Healthcare Trust of America, Inc., Class A	410,265
7,483	Highwoods Properties, Inc.	353,647
11,980	Hospitality Properties Trust	345,503
53,939	Host Hotels & Resorts, Inc.	1,138,113
9,918	Hudson Pacific Properties, Inc.	324,517
21,992	Invitation Homes, Inc.^	503,837
20,913	Iron Mountain, Inc.^	721,917
7,758	JBG SMITH Properties	285,727
7,134	Kilroy Realty Corp.	511,436
29,936	Kimco Realty Corp.^	501,129
604	Lamar Advertising Co., Class A^	46,991
10,856	Liberty Property Trust	458,666
3,166	Life Storage, Inc.^	301,277
10,013	Macerich Co. (The)^	553,619
26,713	Medical Properties Trust, Inc.^	398,291
8,351	Mid-America Apartment Communities, Inc.	836,603
11,622	National Retail Properties, Inc.^	520,898
13,227	Omega Healthcare Investors, Inc.^	433,449
10,201	Outfront Media, Inc.	203,510
15,595	Paramount Group, Inc.	235,329
14,796	Parks Hotels & Resorts, Inc.^	485,605
46,310	ProLogis, Inc.	3,139,354
9,455	Rayonier, Inc.^	319,674
21,506	Realty Income Corp.^	1,223,476
11,186	Regency Centers Corp.	723,399
16,474	Retail Properties of America, Inc., Class A^	200,818

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
1,346	Retail Value REIT, Inc.*	$44,001
17,678	Senior Housing Properties Trust	310,426
1,903	Simon Property Group, Inc.	336,355
6,192	SL Green Realty Corp.^	603,906
31,354	Spirit Realty Capital, Inc.	252,713
13,797	STORE Capital Corp.	383,419
6,213	Sun Communities, Inc.	630,868
19,542	UDR, Inc.	790,083
12,033	Uniti Group, Inc.^	242,465
26,401	Ventas, Inc.	1,435,686
71,400	VEREIT, Inc.^	518,364
27,412	VICI Properties, Inc.	592,647
12,696	Vornado Realty Trust	926,808
8,754	Weingarten Realty Investors	260,519
27,577	Welltower, Inc.^	1,773,753
56,093	Weyerhaeuser Co.	1,810,121
7,793	WP Carey, Inc.^	501,168
		45,409,216
Food & Staples Retailing (1.7%):
2,733	Casey’s General Stores, Inc.^	352,858
58,718	Kroger Co. (The)	1,709,281
14,923	US Foods Holding Corp.*	459,927
62,618	Walgreens Boots Alliance, Inc.	4,564,852
105,599	Wal-Mart Stores, Inc.	9,916,802
		17,003,720
Food Products (2.0%):
41,351	Archer-Daniels-Midland Co.	2,078,715
10,367	Bunge, Ltd.	712,317
4,043	Campbell Soup Co.	148,095
28,955	Conagra Brands, Inc.^	983,601
13,586	Flowers Foods, Inc.^	253,515
41,690	General Mills, Inc.^	1,789,335
7,154	Hain Celestial Group, Inc.*	194,016
962	Hershey Co. (The)	98,124
20,006	Hormel Foods Corp.^	788,236
5,200	Ingredion, Inc.	545,792
8,105	JM Smucker Co. (The)^	831,654
9,146	Kellogg Co.^	640,403
44,621	Kraft Heinz Co. (The)^	2,459,063
10,786	Lamb Weston Holdings, Inc.	718,348
8,434	McCormick & Co.^	1,111,180
107,231	Mondelez International, Inc., Class A	4,606,644
3,789	Pilgrim’s Pride Corp.*^	68,543
8,721	Pinnacle Foods, Inc.	565,208
2,059	Post Holdings, Inc.*^	201,864
18	Seaboard Corp.^	66,781
4,049	TreeHouse Foods, Inc.*^	193,745
21,425	Tyson Foods, Inc., Class A	1,275,430
		20,330,609
Gas Utilities (0.2%):
8,015	Atmos Energy Corp.	752,688
5,942	National Fuel Gas Co.^	333,109
12,719	UGI Corp.	705,650
		1,791,447
Health Care Equipment & Supplies (3.8%):
126,736	Abbott Laboratories	9,297,353
32,910	Baxter International, Inc.	2,537,032
17,838	Becton, Dickinson & Co.	4,655,718
23,464	Boston Scientific Corp.*	903,364
2,996	Cooper Cos., Inc. (The)^	830,341
45,780	Danaher Corp.	4,974,455
16,207	Dentsply Sirona, Inc.	611,652

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,674	Hill-Rom Holdings, Inc.	$158,026
19,984	Hologic, Inc.*^	818,944
1,182	Integra LifeSciences Holdings Corp.*^	77,858
100,189	Medtronic plc	9,855,592
6,164	STERIS plc^	705,162
2,714	Teleflex, Inc.^	722,168
4,140	West Pharmaceutical Services, Inc.	511,166
15,080	Zimmer Holdings, Inc.	1,982,568
		38,641,399
Health Care Providers & Services (2.9%):
6,518	Acadia Healthcare Co., Inc.*^	229,434
15,098	Aetna, Inc.	3,062,629
19,251	Anthem, Inc.	5,275,737
22,893	Cardinal Health, Inc.^	1,236,222
1,774	Centene Corp.*	256,840
10,526	Cigna Corp.	2,192,040
75,214	CVS Health Corp.	5,920,845
4,639	DaVita, Inc.*	332,292
7,043	Envision Healthcare Corp.*	322,076
38,147	Express Scripts Holding Co.*	3,624,346
5,860	HCA Healthcare, Inc.	815,243
9,632	Henry Schein, Inc.*^	819,009
510	Humana, Inc.	172,645
7,071	Laboratory Corp. of America Holdings*	1,228,091
12,939	McKesson Corp.	1,716,358
6,750	MEDNAX, Inc.*	314,955
701	Molina Healthcare, Inc.*^	104,239
2,584	Premier, Inc., Class A*	118,296
9,995	Quest Diagnostics, Inc.	1,078,560
6,234	Universal Health Services, Inc., Class B	796,955
259	WellCare Health Plans, Inc.*	83,007
		29,699,819
Health Care Technology (0.1%):
12,912	Cerner Corp.*^	831,662

Hotels, Restaurants & Leisure (1.8%):
17,993	Aramark Holdings Corp.^	774,059
43,730	Caesars Entertainment Corp.*^	448,233
29,883	Carnival Corp., Class A^	1,905,639
4,527	Darden Restaurants, Inc.	503,357
5,298	Extended Stay America, Inc.	107,179
3,246	Hyatt Hotels Corp., Class A	258,349
6,892	International Game Technology plc	136,117
10,239	Las Vegas Sands Corp.	607,480
46,363	McDonald’s Corp.	7,756,066
33,954	MGM Resorts International	947,656
14,930	Norwegian Cruise Line Holdings, Ltd.*	857,430
12,340	Royal Caribbean Cruises, Ltd.	1,603,460
24,977	Yum China Holdings, Inc.	876,942
16,679	Yum! Brands, Inc.	1,516,288
		18,298,255
Household Durables (0.5%):
10,485	D.R. Horton, Inc.	442,257
8,385	Garmin, Ltd.	587,369
9,646	Leggett & Platt, Inc.^	422,398
9,911	Lennar Corp., Class A	462,745
523	Lennar Corp., Class B	20,136
4,583	Mohawk Industries, Inc.*	803,628
32,512	Newell Brands, Inc.^	659,994
13,017	PulteGroup, Inc.	322,431
5,126	Toll Brothers, Inc.	169,312

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
4,702	Whirlpool Corp.	$558,363
		4,448,633
Household Products (1.9%):
2,653	Church & Dwight Co., Inc.^	157,509
1,243	Clorox Co. (The)^	186,960
51,346	Colgate-Palmolive Co.	3,437,615
1,845	Energizer Holdings, Inc.^	108,209
3,332	Kimberly-Clark Corp.	378,648
184,419	Procter & Gamble Co. (The)	15,349,193
1,682	Spectrum Brands Holdings, Inc.	125,679
		19,743,813
Independent Power and Renewable Electricity Producers (0.2%):
48,691	AES Corp. (The)^	681,674
22,438	NRG Energy, Inc.	839,182
30,180	Vistra Energy Corp.*^	750,878
		2,271,734
Industrial Conglomerates (1.4%):
6,970	3M Co., Class C^	1,468,649
4,307	Carlisle Cos., Inc.	524,593
638,002	General Electric Co.	7,203,042
20,918	Honeywell International, Inc.	3,480,755
6,075	Roper Industries, Inc.	1,799,476
		14,476,515
Insurance (4.1%):
56,559	Aflac, Inc.	2,662,232
943	Alleghany Corp.	615,336
25,659	Allstate Corp. (The)	2,532,543
5,288	American Financial Group, Inc.	586,809
56,403	American International Group, Inc.	3,002,897
545	American National Insurance Co.	70,463
23,983	Arch Capital Group, Ltd.*	714,933
13,287	Arthur J. Gallagher & Co.	989,084
4,337	Aspen Insurance Holdings, Ltd.	181,287
3,857	Assurant, Inc.^	416,363
7,840	Assured Guaranty, Ltd.	331,083
11,694	Athene Holding, Ltd.*	604,112
5,358	Axis Capital Holdings, Ltd.	309,210
8,817	Brighthouse Financial, Inc.*	390,064
15,943	Brown & Brown, Inc.	471,435
34,354	Chubb, Ltd.	4,591,069
11,311	Cincinnati Financial Corp.^	868,798
2,066	CNA Financial Corp.^	94,313
477	Erie Indemnity Co., Class A	60,832
1,801	Everest Re Group, Ltd.	411,474
7,988	First American Financial Corp.	412,101
19,446	FNF Group	765,200
3,116	Hanover Insurance Group, Inc. (The)	384,421
26,338	Hartford Financial Services Group, Inc. (The)	1,315,846
16,084	Lincoln National Corp.	1,088,243
20,711	Loews Corp.	1,040,314
913	Markel Corp.*	1,085,091
19,929	Marsh & McLennan Cos., Inc.	1,648,527
1,950	Mercury General Corp.^	97,812
62,580	MetLife, Inc.^	2,923,738
20,851	Old Republic International Corp.	466,645
20,832	Principal Financial Group, Inc.^	1,220,547
31,057	Prudential Financial, Inc.	3,146,696
4,749	Reinsurance Group of America, Inc.	686,515
2,666	RenaissanceRe Holdings, Ltd.	356,124
7,762	Torchmark Corp.^	672,888
16,017	Travelers Cos., Inc. (The)	2,077,565
15,431	UnumProvident Corp.	602,889

Shares		Fair Value
Common Stocks, continued
Insurance, continued
6,995	W.R. Berkley Corp.	$559,110
229	White Mountains Insurance Group, Ltd.	214,314
9,697	Willis Towers Watson plc	1,366,695
		42,035,618
Interactive Media & Services (0.0%):
1,201	Zillow Group, Inc., Class A*^	53,084
2,454	Zillow Group, Inc., Class C*^	108,590
		161,674
Internet & Direct Marketing Retail (0.2%):
54,270	eBay, Inc.*	1,791,995
31,567	Qurate Retail, Inc.*	701,103
		2,493,098
IT Services (1.2%):
741	Akamai Technologies, Inc.*	54,204
10,522	Amdocs, Ltd.	694,242
407	Booz Allen Hamilton Holding Corp.	20,199
4,185	Cognizant Technology Solutions Corp., Class A	322,873
13,990	Conduent, Inc.*^	315,055
2,311	CoreLogic, Inc.*	114,187
20,814	DXC Technology Co.	1,946,525
1,788	Euronet Worldwide, Inc.*^	179,193
22,372	Fidelity National Information Services, Inc.	2,440,114
7,026	Genpact, Ltd.	215,066
19,110	International Business Machines Corp.	2,889,624
10,533	Leidos Holdings, Inc.	728,462
3,751	Sabre Corp.	97,826
2,393	Teradata Corp.*^	90,240
24,023	Western Union Co.^	457,878
20,181	Worldpay, Inc., Class A*	2,043,730
		12,609,418
Leisure Products (0.1%):
5,762	Brunswick Corp.	386,169
1,829	Hasbro, Inc.^	192,264
19,631	Mattel, Inc.*^	308,207
		886,640
Life Sciences Tools & Services (1.2%):
23,752	Agilent Technologies, Inc.	1,675,466
1,557	Bio-Rad Laboratories, Inc., Class A*	487,325
4,351	Bruker Corp.	145,541
985	Charles River Laboratories International, Inc.*	132,522
12,085	IQVIA Holdings, Inc.*	1,567,908
8,099	PerkinElmer, Inc.^	787,790
16,322	Qiagen NV*	618,277
27,941	Thermo Fisher Scientific, Inc.	6,819,840
405	Waters Corp.*	78,845
		12,313,514
Machinery (1.3%):
4,864	AGCO Corp.	295,683
3,467	Caterpillar, Inc.	528,683
6,364	Colfax Corp.*^	229,486
3,660	Crane Co.	359,961
7,189	Cummins, Inc.	1,050,097
680	Donaldson Co., Inc.	39,617
10,761	Dover Corp.	952,671
9,633	Flowserve Corp.^	526,829
1,849	Fortive Corp.^	155,686
5,136	Gardner Denver Holdings, Inc.*	145,554
3,502	Gates Industrial Corp. plc*^	68,289

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
325	IDEX Corp.	$48,965
8,373	Ingersoll-Rand plc	856,558
6,412	ITT, Inc.	392,799
1,659	Middleby Corp. (The)*^	214,592
311	Nordson Corp.^	43,198
5,409	OshKosh Corp.	385,337
25,291	PACCAR, Inc.	1,724,592
8,011	Parker Hannifin Corp.	1,473,463
11,848	Pentair plc	513,611
4,132	Snap-On, Inc.^	758,635
11,383	Stanley Black & Decker, Inc.	1,666,927
4,889	Terex Corp.^	195,120
5,193	Timken Co.	258,871
10,813	Trinity Industries, Inc.^	396,188
4,044	Wabtec Corp.	424,135
5,821	Xylem, Inc.^	464,923
		14,170,470
Marine (0.0%):
4,318	Kirby Corp.*^	355,156
Media (1.8%):
3,803	Charter Communications, Inc., Class A*^	1,239,322
338,156	Comcast Corp., Class A	11,974,104
11,283	Discovery Communications, Inc., Class A*^	361,056
25,414	Discovery Communications, Inc., Class C*	751,746
16,349	DISH Network Corp., Class A*^	584,640
7,401	GCI Liberty, Inc., Class A*	377,451
25,400	Interpublic Group of Cos., Inc. (The)^	580,898
3,338	John Wiley & Sons, Inc., Class A^	202,283
1,955	Liberty Broadband Corp., Class A*	164,865
7,663	Liberty Broadband Corp., Class C*^	645,991
6,355	Liberty SiriusXM Group, Class A*	276,061
12,524	Liberty SiriusXM Group, Class C*	544,168
28,129	News Corp., Class A^	371,022
8,694	News Corp., Class B^	118,238
5,622	Omnicom Group, Inc.^	382,408
6,572	Tribune Media Co., Class A	252,562
		18,826,815
Metals & Mining (0.6%):
13,759	Alcoa Corp.*	555,864
106,613	Freeport-McMoRan Copper & Gold, Inc.	1,484,053
39,273	Newmont Mining Corp.	1,186,045
23,437	Nucor Corp.^	1,487,077
5,165	Reliance Steel & Aluminum Co.	440,523
2,872	Royal Gold, Inc.^	221,316
14,110	Steel Dynamics, Inc.	637,631
12,941	United States Steel Corp.	394,442
		6,406,951
Mortgage Real Estate Investment Trusts (0.3%):
35,641	AGNC Investment Corp.^	663,992
93,548	Annaly Capital Management, Inc.	956,996
13,672	Chimera Investment Corp.^	247,873
32,957	MFA Financial, Inc.	242,234
25,221	New Residential Investment Corp.^	449,438
19,113	Starwood Property Trust, Inc.^	411,312
17,949	Two Harbors Investment Corp.	267,979
		3,239,824
Multiline Retail (0.6%):
14,351	Dollar Tree, Inc.*^	1,170,324
12,309	Kohl’s Corp.^	917,636

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
22,532	Macy’s, Inc.^	$782,536
39,750	Target Corp.^	3,506,348
		6,376,844
Multi-Utilities (1.7%):
18,069	Ameren Corp.^	1,142,322
36,391	CenterPoint Energy, Inc.	1,006,211
20,746	CMS Energy Corp.	1,016,554
22,943	Consolidated Edison, Inc.	1,748,027
48,208	Dominion Energy, Inc.^	3,388,059
13,414	DTE Energy Co.^	1,463,870
14,282	MDU Resources Group, Inc.	366,905
26,696	NiSource, Inc.	665,264
37,362	Public Service Enterprise Group, Inc.	1,972,340
10,463	SCANA Corp.	406,906
20,247	Sempra Energy^	2,303,096
6,127	Vectren Corp.	438,019
23,455	WEC Energy Group, Inc.^	1,565,856
		17,483,429
Oil, Gas & Consumable Fuels (9.6%):
25,357	Anadarko Petroleum Corp.	1,709,315
10,443	Andeavor	1,603,001
8,180	Antero Resources Corp.*^	144,868
26,374	Apache Corp.^	1,257,249
8,382	Cabot Oil & Gas Corp.^	188,763
13,812	Centennial Resources Development*^	301,792
5,234	Cheniere Energy, Inc.*	363,711
65,416	Chesapeake Energy Corp.*^	293,718
140,973	Chevron Corp.	17,238,177
6,059	Cimarex Energy Co.^	563,123
15,518	CNX Resources Corp.*	222,063
12,540	Concho Resources, Inc.*	1,915,485
86,709	ConocoPhillips Co.	6,711,276
3,422	Continental Resources, Inc.*	233,654
37,651	Devon Energy Corp.	1,503,781
5,351	Diamondback Energy, Inc.^	723,402
6,434	Energen Corp.*	554,418
37,991	EOG Resources, Inc.	4,846,512
19,509	EQT Corp.^	862,883
7,817	Extraction Oil & Gas, Inc.*^	88,254
313,544	Exxon Mobil Corp.	26,657,510
19,521	Hess Corp.^	1,397,313
11,925	HollyFrontier Corp.	833,558
140,405	Kinder Morgan, Inc.	2,489,381
14,322	Kosmos Energy LLC*^	133,911
62,694	Marathon Oil Corp.	1,459,516
33,078	Marathon Petroleum Corp.	2,645,248
12,077	Murphy Oil Corp.^	402,647
9,586	Newfield Exploration Co.*	276,364
35,350	Noble Energy, Inc.^	1,102,567
56,742	Occidental Petroleum Corp.	4,662,490
17,695	ONEOK, Inc.	1,199,544
5,833	Parsley Energy, Inc., Class A*	170,615
8,813	PBF Energy, Inc., Class A	439,857
31,105	Phillips 66	3,506,156
5,603	Pioneer Natural Resources Co.	975,987
17,404	QEP Resources, Inc.*	197,013
15,955	Range Resources Corp.^	271,075
8,393	SM Energy Co.^	264,631
16,481	Targa Resources Corp.	928,045
31,859	Valero Energy Corp.	3,623,961
6,557	Whiting Petroleum Corp.*^	347,783
89,982	Williams Cos., Inc. (The)	2,446,611

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
29,224	WPX Energy, Inc.*	$587,987
		98,345,215
Paper & Forest Products (0.0%):
4,724	Domtar Corp.	246,451
Personal Products (0.1%):
34,298	Coty, Inc., Class A^	430,782
6,609	Herbalife, Ltd.*	360,521
2,780	Nu Skin Enterprises, Inc., Class A	229,128
		1,020,431
Pharmaceuticals (6.8%):
25,078	Allergan plc	4,776,857
56,661	Bristol-Myers Squibb Co.	3,517,515
8,062	Catalent, Inc.*	367,224
27,149	Eli Lilly & Co.	2,913,359
387	Jazz Pharmaceuticals plc*	65,066
162,940	Johnson & Johnson Co.	22,513,419
183,871	Merck & Co., Inc.	13,043,809
37,816	Mylan NV*	1,384,066
9,516	Perrigo Co. plc^	673,733
429,339	Pfizer, Inc.	18,920,970
		68,176,018
Professional Services (0.3%):
1,570	Dun & Bradstreet Corp.	223,741
6,418	Equifax, Inc.	837,997
28,365	IHS Markit, Ltd.*	1,530,575
4,832	ManpowerGroup, Inc.	415,359
26,260	Nielsen Holdings plc	726,352
		3,734,024
Real Estate Management & Development (0.1%):
12,146	CBRE Group, Inc., Class A*	535,639
1,735	Howard Hughes Corp. (The)*	215,522
3,338	Jones Lang LaSalle, Inc.^	481,740
9,285	Realogy Holdings Corp.^	191,642
		1,424,543
Road & Rail (0.9%):
519	AMERCO, Inc.^	185,101
32,138	CSX Corp.	2,379,819
3,427	Genesee & Wyoming, Inc., Class A*^	311,823
7,538	Kansas City Southern^	853,905
9,440	Knight-Swift Transportation Holdings, Inc.^	325,491
20,895	Norfolk Southern Corp.	3,771,547
3,797	Ryder System, Inc.	277,447
3,160	Schneider National, Inc.^	78,937
4,443	Union Pacific Corp.	723,454
		8,907,524
Semiconductors & Semiconductor Equipment (3.4%):
23,044	Analog Devices, Inc.^	2,130,648
12,797	Broadcom, Inc.	3,157,404
8,161	Cypress Semiconductor Corp.^	118,253
5,974	First Solar, Inc.*	289,261
341,720	Intel Corp.	16,159,939
29,325	Marvell Technology Group, Ltd.	565,973
18,515	Micron Technology, Inc.*	837,433
24,120	NXP Semiconductors NV	2,062,260
9,301	Qorvo, Inc.*^	715,154
109,742	QUALCOMM, Inc.^	7,904,716
3,883	Skyworks Solutions, Inc.	352,227
11,553	Teradyne, Inc.^	427,230
		34,720,498

Shares		Fair Value
Common Stocks, continued
Software (1.8%):
313	Aspen Technology, Inc.*	$35,654
2,576	Autodesk, Inc.*	402,139
23,115	CA, Inc.	1,020,527
13,653	Dell Technologies, Inc., Class V*	1,325,979
4,659	FireEye, Inc.*^	79,203
1,319	LogMeIn, Inc.^	117,523
29,805	Microsoft Corp.	3,408,798
21,010	Nuance Communications, Inc.*	363,893
187,361	Oracle Corp.	9,660,334
460	Pluralsight, Inc., Class A*^	14,720
1,033	SS&C Technologies Holdings, Inc.	58,705
45,602	Symantec Corp.	970,411
9,874	Synopsys, Inc.*	973,675
		18,431,561
Specialty Retail (0.5%):
3,636	Advance Auto Parts, Inc.	612,048
4,150	AutoNation, Inc.*^	172,433
249	AutoZone, Inc.*	193,149
13,273	Best Buy Co., Inc.^	1,053,345
5,166	CarMax, Inc.*^	385,745
5,755	Dick’s Sporting Goods, Inc.^	204,187
8,645	Foot Locker, Inc.^	440,722
15,099	Gap, Inc. (The)^	435,606
13,872	L Brands, Inc.^	420,322
6,477	Michaels Cos., Inc. (The)*^	105,122
2,726	Penske Automotive Group, Inc.^	129,185
7,517	Tiffany & Co.	969,467
4,705	Williams-Sonoma, Inc.^	309,213
		5,430,544
Technology Hardware, Storage & Peripherals (0.7%):
112,012	Hewlett Packard Enterprise Co.	1,826,916
119,372	HP, Inc.	3,076,216
1,704	NCR Corp.*^	48,411
22,079	Western Digital Corp.^	1,292,505
16,429	Xerox Corp.	443,254
		6,687,302
Textiles, Apparel & Luxury Goods (0.3%):
1,912	Columbia Sportswear Co.	177,950
4,844	Michael Kors Holdings, Ltd.*	332,105
5,639	PVH Corp.	814,272
4,045	Ralph Lauren Corp.^	556,390
5,046	Skechers U.S.A., Inc., Class A*^	140,935
17,042	Tapestry, Inc.	856,700
3,652	Under Armour, Inc., Class A*^	77,495
3,247	Under Armour, Inc., Class C*^	63,187
5,482	VF Corp.	512,293
		3,531,327
Thrifts & Mortgage Finance (0.0%):
35,066	New York Community Bancorp, Inc.^	363,635
3,447	TFS Financial Corp.^	51,739
		415,374
Tobacco (0.9%):
114,983	Philip Morris International, Inc.	9,375,714
Trading Companies & Distributors (0.1%):
6,575	Air Lease Corp.^	301,661
9,565	HD Supply Holdings, Inc.*	409,287
1,787	MSC Industrial Direct Co., Inc., Class A	157,453
7,246	Univar, Inc.*^	222,162
503	Watsco, Inc.^	89,584
3,558	WESCO International, Inc.*	218,639
		1,398,786

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Transportation Infrastructure (0.0%):
6,000	Macquarie Infrastructure Corp.^	$276,780

Water Utilities (0.2%):
13,405	American Water Works Co., Inc.	1,179,237
13,105	Aqua America, Inc.^	483,575

		1,662,812
Wireless Telecommunication Services (0.1%):
48,683	Sprint Corp.*^	318,387
7,095	Telephone & Data Systems, Inc.	215,901
7,854	T-Mobile US, Inc.*	551,193
870	United States Cellular Corp.*^	38,959

		1,124,440
Total Common Stocks (Cost $839,667,603)		1,008,480,144

Securities Held as Collateral for Securities on Loan (11.8%):
$121,758,198	AZL Russell 1000 Value Index Fund Securities Lending Collateral Account(a)	121,758,198

Total Securities Held as Collateral for Securities on Loan (Cost $121,758,198)		121,758,198

Unaffiliated Investment Company (1.8%):
18,796,068	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.91%(b)	18,796,068

Total Unaffiliated Investment Company (Cost $18,796,068)		18,796,068

Total Investment Securities (Cost $980,221,869) - 111.7%		1,149,034,410
Net other assets (liabilities) - (11.7)%		(120,462,380)

Net Assets - 100.0%		$1,028,572,030

Percentages indicated are based on net assets as of September 30, 2018.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2018. The total value of securities on loan as of September 30, 2018, was $119,520,092.
+	Affiliated Securities
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2018.
(b)	The rate represents the effective yield at September 30, 2018.

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Futures Contracts

Cash of $861,200 has been segregated to cover margin requirements for the following open contracts as of September 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/21/18	142	$20,724,900	$54,027

				$54,027

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (99.5%):
Aerospace & Defense (2.7%):
49,214	Arconic, Inc.	$1,083,200
62,080	Boeing Co. (The)	23,087,552
32,401	General Dynamics Corp.	6,633,133
13,606	Harris Corp.	2,302,271
4,877	Huntington Ingalls Industries, Inc.	1,248,902
9,078	L3 Technologies, Inc.	1,930,164
28,734	Lockheed Martin Corp.	9,940,815
20,172	Northrop Grumman Corp.	6,401,988
33,227	Raytheon Co.	6,866,692
18,997	Rockwell Collins, Inc.	2,668,509
28,744	Textron, Inc.^	2,054,334
5,536	TransDigm Group, Inc.*^	2,061,053
87,532	United Technologies Corp.	12,237,849

		78,516,462

Air Freight & Logistics (0.7%):
16,106	C.H. Robinson Worldwide, Inc.^	1,577,100
20,206	Expeditors International of Washington, Inc.^	1,485,747
28,228	FedEx Corp.	6,797,020
80,848	United Parcel Service, Inc., Class B	9,439,004

		19,298,871

Airlines (0.5%):
14,257	Alaska Air Group, Inc.^	981,737
46,691	American Airlines Group, Inc.^	1,929,739
71,935	Delta Air Lines, Inc.	4,160,001
60,416	Southwest Airlines Co.	3,772,979
26,915	United Continental Holdings, Inc.*^	2,397,050

		13,241,506

Auto Components (0.1%):
31,014	Aptiv plc	2,602,075
23,460	BorgWarner, Inc.	1,003,619
28,160	Goodyear Tire & Rubber Co.	658,662

		4,264,356

Automobiles (0.4%):
453,238	Ford Motor Co.	4,192,452
153,715	General Motors Co.	5,175,583
19,419	Harley-Davidson, Inc.^	879,681

		10,247,716

Banks (5.8%):
1,077,460	Bank of America Corp.	31,741,972
90,495	BB&T Corp.	4,392,627
292,329	Citigroup, Inc.	20,971,682
54,549	Citizens Financial Group, Inc.	2,103,955
20,079	Comerica, Inc.	1,811,126
78,362	Fifth Third Bancorp	2,187,867
129,493	Huntington Bancshares, Inc.	1,932,036
389,549	JPMorgan Chase & Co.	43,956,708
122,806	KeyCorp	2,442,611
16,553	M&T Bank Corp.	2,723,631
41,326	People’s United Financial, Inc.^	707,501
54,378	PNC Financial Services Group, Inc.	7,405,740
126,036	Regions Financial Corp.	2,312,761
53,535	SunTrust Banks, Inc.	3,575,603
6,234	SVB Financial Group*	1,937,714
178,303	U.S. Bancorp	9,416,181
503,031	Wells Fargo & Co.	26,439,309
23,047	Zions Bancorp^	1,155,807

		167,214,831

Beverages (1.7%):
19,744	Brown-Forman Corp., Class B^	998,059
442,998	Coca-Cola Co. (The)	20,462,077
19,469	Constellation Brands, Inc., Class C	4,197,906
21,863	Molson Coors Brewing Co., Class B^	1,344,575
47,233	Monster Beverage Corp.*	2,752,739

Shares		Fair Value
Common Stocks, continued
Beverages, continued
164,007	PepsiCo, Inc.	$18,335,983

		48,091,339

Biotechnology (2.6%):
175,925	AbbVie, Inc.	16,638,987
25,639	Alexion Pharmaceuticals, Inc.*	3,564,077
75,339	Amgen, Inc.	15,617,021
23,599	Biogen Idec, Inc.*	8,337,763
81,762	Celgene Corp.*	7,316,881
150,405	Gilead Sciences, Inc.	11,612,770
20,839	Incyte Corp.*	1,439,558
8,940	Regeneron Pharmaceuticals, Inc.*	3,612,118
29,477	Vertex Pharmaceuticals, Inc.*	5,681,397

		73,820,572

Building Products (0.3%):
17,097	A.O. Smith Corp.^	912,467
11,004	Allegion plc	996,632
17,284	Fortune Brands Home & Security, Inc.^	904,990
107,014	Johnson Controls International plc^	3,745,491
34,684	Masco Corp.	1,269,434

		7,829,014

Capital Markets (2.7%):
6,443	Affiliated Managers Group, Inc.	880,887
16,630	Ameriprise Financial, Inc.	2,455,586
106,596	Bank of New York Mellon Corp. (The)	5,435,330
14,315	BlackRock, Inc., Class A+	6,747,089
12,612	CBOE Holdings, Inc.	1,210,248
138,897	Charles Schwab Corp. (The)	6,826,788
39,388	CME Group, Inc.	6,704,231
29,609	E*TRADE Financial Corp.*	1,551,216
35,812	Franklin Resources, Inc.^	1,089,043
40,633	Goldman Sachs Group, Inc. (The)	9,111,543
66,665	Intercontinental Exchange, Inc.	4,992,542
48,654	Invesco, Ltd.	1,113,204
19,559	Moody’s Corp.	3,270,265
155,345	Morgan Stanley	7,234,417
10,298	MSCI, Inc., Class A	1,826,968
13,031	NASDAQ OMX Group, Inc. (The)	1,118,060
25,571	Northern Trust Corp.	2,611,566
15,228	Raymond James Financial, Inc.	1,401,737
29,069	S&P Global, Inc.	5,679,792
44,448	State Street Corp.	3,723,853
28,490	T. Rowe Price Group, Inc.^	3,110,538

		78,094,903

Chemicals (1.8%):
25,688	Air Products & Chemicals, Inc.	4,291,180
13,054	Albemarle Corp.^	1,302,528
26,994	CF Industries Holdings, Inc.	1,469,553
268,453	DowDuPont, Inc.	17,264,213
16,513	Eastman Chemical Co.	1,580,624
29,784	Ecolab, Inc.	4,669,536
15,852	FMC Corp.^	1,381,977
9,234	International Flavor & Fragrances, Inc.^	1,284,634
37,176	LyondellBasell Industries NV, Class A	3,810,912
41,268	Mosaic Co. (The)	1,340,385
28,482	PPG Industries, Inc.	3,108,241
33,689	Praxair, Inc.	5,414,833
9,530	Sherwin Williams Co.	4,338,151

		51,256,767

Commercial Services & Supplies (0.4%):
9,999	Cintas Corp.	1,977,902
23,375	Copart, Inc.*^	1,204,514

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
24,601	Republic Services, Inc., Class A	$1,787,509
11,410	Rollins, Inc.	692,473
9,804	Stericycle, Inc.*^	575,299
45,936	Waste Management, Inc.	4,150,776

		10,388,473

Communications Equipment (1.1%):
6,048	Arista Networks, Inc.*^	1,607,921
531,390	Cisco Systems, Inc.	25,852,124
7,069	F5 Networks, Inc.*^	1,409,700
40,631	Juniper Networks, Inc.	1,217,711
18,755	Motorola Solutions, Inc.	2,440,776

		32,528,232

Construction & Engineering (0.1%):
15,789	Fluor Corp.	917,341
13,969	Jacobs Engineering Group, Inc.^	1,068,628
17,721	Quanta Services, Inc.*	591,527

		2,577,496

Construction Materials (0.1%):
7,282	Martin Marietta Materials, Inc.^	1,324,960
15,290	Vulcan Materials Co.^	1,700,248

		3,025,208

Consumer Finance (0.7%):
81,605	American Express Co.	8,690,117
56,019	Capital One Financial Corp.	5,317,884
40,014	Discover Financial Services^	3,059,070
77,727	Synchrony Financial	2,415,755

		19,482,826

Containers & Packaging (0.3%):
10,347	Avery Dennison Corp.	1,121,097
39,402	Ball Corp.^	1,733,294
46,750	International Paper Co.	2,297,763
11,087	Packaging Corp. of America	1,216,133
19,089	Sealed Air Corp.^	766,423
29,665	WestRock Co.	1,585,298

		8,720,008

Distributors (0.1%):
16,974	Genuine Parts Co.	1,687,216
36,212	LKQ Corp.*	1,146,834

		2,834,050

Diversified Consumer Services (0.0%):
24,487	H&R Block, Inc.^	630,540

Diversified Financial Services (1.7%):
226,288	Berkshire Hathaway, Inc., Class B*	48,450,524
33,973	Jefferies Financial Group, Inc.	746,047

		49,196,571

Diversified Telecommunication Services (2.0%):
845,438	AT&T, Inc.	28,389,808
108,627	CenturyLink, Inc.^	2,302,892
480,425	Verizon Communications, Inc.	25,649,891

		56,342,591

Electric Utilities (1.7%):
27,419	Alliant Energy Corp.^	1,167,227
56,380	American Electric Power Co., Inc.	3,996,214
83,452	Duke Energy Corp.	6,677,830
38,169	Edison International	2,583,278
20,916	Entergy Corp.^	1,696,915
31,945	Evergy, Inc.	1,754,419
36,655	Eversource Energy	2,252,083
113,156	Exelon Corp.	4,940,391
55,693	FirstEnergy Corp.^	2,070,109
54,533	NextEra Energy, Inc.	9,139,732
59,737	PG&E Corp.*	2,748,499
13,051	Pinnacle West Capital Corp.	1,033,378

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
80,862	PPL Corp.	$2,366,022
118,806	Southern Co. (The)	5,179,942
58,861	Xcel Energy, Inc.	2,778,828

		50,384,867

Electrical Equipment (0.5%):
26,787	AMETEK, Inc.	2,119,387
50,220	Eaton Corp. plc	4,355,581
73,077	Emerson Electric Co.	5,596,236
14,080	Rockwell Automation, Inc.	2,640,282

		14,711,486

Electronic Equipment, Instruments & Components (0.4%):
34,849	Amphenol Corp., Class A	3,276,503
95,799	Corning, Inc.^	3,381,705
16,253	FLIR Systems, Inc.	999,072
4,220	IPG Photonics Corp.*^	658,615
40,297	TE Connectivity, Ltd.	3,543,315

		11,859,210

Energy Equipment & Services (0.7%):
48,168	Baker Hughes, a GE Co.^	1,629,523
103,080	Halliburton Co.	4,177,832
12,774	Helmerich & Payne, Inc.^	878,468
44,190	National-Oilwell Varco, Inc.^	1,903,705
161,144	Schlumberger, Ltd.	9,816,893
48,635	Technipfmc plc^	1,519,844

		19,926,265

Entertainment (2.2%):
89,316	Activision Blizzard, Inc.	7,430,198
35,563	Electronic Arts, Inc.*	4,284,986
50,679	Netflix, Inc.*	18,960,534
13,231	Take-Two Interactive Software, Inc.*	1,825,746
121,923	Twenty-First Century Fox, Inc.	5,648,693
55,686	Twenty-First Century Fox, Inc., Class B	2,551,533
41,429	Viacom, Inc., Class B	1,398,643
172,823	Walt Disney Co. (The)	20,209,921

		62,310,254

Equity Real Estate Investment Trusts (2.5%):
11,912	Alexandria Real Estate Equities, Inc.	1,498,410
51,644	American Tower Corp.^	7,503,874
18,201	Apartment Investment & Management Co., Class A	803,210
15,987	AvalonBay Communities, Inc.^	2,896,045
17,856	Boston Properties, Inc.	2,197,895
48,598	Crown Castle International Corp.	5,410,415
24,144	Digital Realty Trust, Inc.^	2,715,717
41,967	Duke Realty Corp.	1,190,604
9,314	Equinix, Inc.	4,031,937
42,593	Equity Residential Property Trust	2,822,212
7,640	Essex Property Trust, Inc.^	1,884,864
14,897	Extra Space Storage, Inc.^	1,290,676
8,540	Federal Realty Investment Trust^	1,080,054
55,297	HCP, Inc.	1,455,417
85,753	Host Hotels & Resorts, Inc.	1,809,388
32,871	Iron Mountain, Inc.^	1,134,707
50,061	Kimco Realty Corp.^	838,021
11,617	Macerich Co. (The)^	642,304
13,481	Mid-America Apartment Communities, Inc.^	1,350,527
72,793	ProLogis, Inc.	4,934,637
17,554	Public Storage, Inc.^	3,539,413
32,896	Realty Income Corp.^	1,871,453
19,849	Regency Centers Corp.	1,283,635

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
13,324	SBA Communications Corp.*	$2,140,234
36,223	Simon Property Group, Inc.	6,402,416
10,443	SL Green Realty Corp.^	1,018,506
31,537	UDR, Inc.	1,275,041
41,216	Ventas, Inc.	2,241,326
20,018	Vornado Realty Trust	1,461,314
43,028	Welltower, Inc.^	2,767,561
88,762	Weyerhaeuser Co.	2,864,350

		74,356,163

Food & Staples Retailing (1.4%):
51,016	Costco Wholesale Corp.	11,982,638
93,526	Kroger Co. (The)	2,722,542
55,514	Sysco Corp.	4,066,401
98,650	Walgreens Boots Alliance, Inc.^	7,191,585
166,645	Wal-Mart Stores, Inc.	15,649,631

		41,612,797

Food Products (1.0%):
64,544	Archer-Daniels-Midland Co.	3,244,627
22,338	Campbell Soup Co.	818,241
45,520	Conagra Brands, Inc.^	1,546,314
69,818	General Mills, Inc.^	2,996,589
16,163	Hershey Co. (The)	1,648,626
31,616	Hormel Foods Corp.^	1,245,670
13,421	JM Smucker Co. (The)^	1,377,129
28,887	Kellogg Co.^	2,022,668
72,846	Kraft Heinz Co. (The)^	4,014,543
14,029	McCormick & Co.^	1,848,321
170,966	Mondelez International, Inc., Class A	7,344,699
34,208	Tyson Foods, Inc., Class A	2,036,402

		30,143,829

Health Care Equipment & Supplies (3.3%):
204,385	Abbott Laboratories	14,993,683
5,140	ABIOMED, Inc.*	2,311,715
8,563	Align Technology, Inc.*	3,350,017
58,208	Baxter International, Inc.	4,487,255
30,908	Becton, Dickinson & Co.	8,066,988
162,009	Boston Scientific Corp.*	6,237,347
5,671	Cooper Cos., Inc. (The)^	1,571,718
71,682	Danaher Corp.	7,788,966
26,048	Dentsply Sirona, Inc.	983,052
24,357	Edwards Lifesciences Corp.*	4,240,554
31,580	Hologic, Inc.*	1,294,148
10,048	IDEXX Laboratories, Inc.*	2,508,584
13,234	Intuitive Surgical, Inc.*	7,596,316
156,647	Medtronic plc	15,409,364
16,511	ResMed, Inc.	1,904,379
36,040	Stryker Corp.	6,403,587
10,762	Varian Medical Systems, Inc.*	1,204,591
23,838	Zimmer Holdings, Inc.	3,133,982

		93,486,246

Health Care Providers & Services (3.4%):
38,320	Aetna, Inc.	7,773,212
19,165	AmerisourceBergen Corp.	1,767,396
30,269	Anthem, Inc.	8,295,219
35,938	Cardinal Health, Inc.^	1,940,652
24,046	Centene Corp.*	3,481,380
28,510	Cigna Corp.	5,937,208
118,429	CVS Health Corp.	9,322,731
14,860	DaVita, Inc.*	1,064,422
14,564	Envision Healthcare Corp.*^	666,012
65,865	Express Scripts Holding Co.*	6,257,834
31,621	HCA Healthcare, Inc.	4,399,114
18,129	Henry Schein, Inc.*^	1,541,509
16,139	Humana, Inc.	5,463,374

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
11,833	Laboratory Corp. of America Holdings*	$2,055,155
23,225	McKesson Corp.	3,080,796
15,710	Quest Diagnostics, Inc.	1,695,266
111,454	UnitedHealth Group, Inc.	29,651,222
10,224	Universal Health Services, Inc., Class B	1,307,036
5,745	WellCare Health Plans, Inc.*	1,841,215

		97,540,753

Health Care Technology (0.1%):
38,543	Cerner Corp.*	2,482,555

Hotels, Restaurants & Leisure (1.7%):
46,523	Carnival Corp., Class A^	2,966,772
2,895	Chipotle Mexican Grill, Inc.*	1,315,835
14,468	Darden Restaurants, Inc.	1,608,697
34,157	Hilton Worldwide Holdings, Inc.	2,759,202
34,021	Marriott International, Inc., Class A	4,491,793
90,469	McDonald’s Corp.	15,134,559
57,965	MGM Resorts International	1,617,803
24,418	Norwegian Cruise Line Holdings, Ltd.*	1,402,326
19,595	Royal Caribbean Cruises, Ltd.	2,546,174
156,112	Starbucks Corp.	8,873,406
11,455	Wynn Resorts, Ltd.	1,455,472
37,082	Yum! Brands, Inc.	3,371,125

		47,543,164

Household Durables (0.3%):
39,728	D.R. Horton, Inc.	1,675,726
14,155	Garmin, Ltd.	991,558
15,549	Leggett & Platt, Inc.^	680,891
33,138	Lennar Corp., Class A	1,547,213
7,511	Mohawk Industries, Inc.*	1,317,054
50,925	Newell Brands, Inc.^	1,033,778
30,978	PulteGroup, Inc.^	767,325
7,643	Whirlpool Corp.^	907,606

		8,921,151

Household Products (1.4%):
28,305	Church & Dwight Co., Inc.^	1,680,468
14,646	Clorox Co. (The)^	2,202,905
101,310	Colgate-Palmolive Co.	6,782,705
40,503	Kimberly-Clark Corp.	4,602,761
288,843	Procter & Gamble Co. (The)	24,040,402

		39,309,241

Independent Power and Renewable Electricity Producers (0.1%):
76,268	AES Corp. (The)	1,067,752
35,386	NRG Energy, Inc.	1,323,436

		2,391,188

Industrial Conglomerates (1.5%):
68,397	3M Co., Class C	14,411,931
1,012,819	General Electric Co.	11,434,727
86,400	Honeywell International, Inc.	14,376,960
11,933	Roper Industries, Inc.	3,534,674

		43,758,292

Insurance (2.3%):
88,383	Aflac, Inc.	4,160,188
40,892	Allstate Corp. (The)	4,036,040
103,838	American International Group, Inc.	5,528,335
28,423	Aon plc	4,370,889
21,398	Arthur J. Gallagher & Co.	1,592,867
6,075	Assurant, Inc.^	655,796
14,033	Brighthouse Financial, Inc.*^	620,820
54,076	Chubb, Ltd.	7,226,718
17,481	Cincinnati Financial Corp.^	1,342,716

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
4,815	Everest Re Group, Ltd.	$1,100,083
41,427	Hartford Financial Services Group, Inc. (The)	2,069,693
25,299	Lincoln National Corp.	1,711,730
30,288	Loews Corp.	1,521,366
59,085	Marsh & McLennan Cos., Inc.	4,887,511
116,545	MetLife, Inc.	5,444,982
30,047	Principal Financial Group, Inc.^	1,760,454
67,705	Progressive Corp. (The)	4,809,763
48,851	Prudential Financial, Inc.	4,949,583
12,376	Torchmark Corp.	1,072,875
31,336	Travelers Cos., Inc. (The)	4,064,593
26,140	UnumProvident Corp.	1,021,290
15,147	Willis Towers Watson plc	2,134,818

		66,083,110

Interactive Media & Services (4.6%):
34,771	Alphabet, Inc., Class A*	41,971,379
35,698	Alphabet, Inc., Class C*	42,604,492
280,325	Facebook, Inc., Class A*	46,102,250
12,673	TripAdvisor, Inc.*^	647,210
84,342	Twitter, Inc.*^	2,400,373

		133,725,704

Internet & Direct Marketing Retail (3.8%):
47,638	Amazon.com, Inc.*	95,418,915
5,502	Booking Holdings, Inc.*	10,915,968
108,970	eBay, Inc.*	3,598,189
13,593	Expedia, Inc.^	1,773,615

		111,706,687

IT Services (4.8%):
74,388	Accenture plc, Class C	12,660,838
20,050	Akamai Technologies, Inc.*	1,466,658
5,663	Alliance Data Systems Corp.	1,337,374
50,957	Automatic Data Processing, Inc.	7,677,182
13,211	Broadridge Financial Solutions, Inc.	1,743,191
67,773	Cognizant Technology Solutions Corp., Class A	5,228,687
32,230	DXC Technology Co.	3,014,150
38,521	Fidelity National Information Services, Inc.	4,201,485
47,437	Fiserv, Inc.*	3,907,860
10,134	FleetCor Technologies, Inc.*	2,308,931
10,703	Gartner, Inc.*^	1,696,426
18,088	Global Payments, Inc.^	2,304,411
106,306	International Business Machines Corp.	16,074,530
106,058	MasterCard, Inc., Class A	23,609,571
37,503	Paychex, Inc.	2,762,096
137,522	PayPal Holdings, Inc.*	12,079,932
19,190	Total System Services, Inc.	1,894,821
12,302	VeriSign, Inc.*	1,969,796
206,280	Visa, Inc., Class A^	30,960,564
53,829	Western Union Co.^	1,025,981

		137,924,484

Leisure Products (0.1%):
13,266	Hasbro, Inc.^	1,394,522
39,733	Mattel, Inc.*^	623,808

		2,018,330

Life Sciences Tools & Services (1.0%):
36,456	Agilent Technologies, Inc.	2,571,606
17,004	Illumina, Inc.*	6,241,488
18,657	IQVIA Holdings, Inc.*	2,420,559
2,869	Mettler-Toledo International, Inc.*	1,747,164
12,733	PerkinElmer, Inc.^	1,238,539
46,911	Thermo Fisher Scientific, Inc.	11,450,037

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services, continued
8,841	Waters Corp.*^	$1,721,166

		27,390,559

Machinery (1.5%):
69,162	Caterpillar, Inc.	10,546,512
17,182	Cummins, Inc.	2,509,775
37,511	Deere & Co.	5,639,029
17,304	Dover Corp.	1,531,923
15,004	Flowserve Corp.^	820,569
36,032	Fortive Corp.^	3,033,894
36,144	Illinois Tool Works, Inc.^	5,100,641
28,465	Ingersoll-Rand plc	2,911,970
40,089	PACCAR, Inc.	2,733,669
15,506	Parker Hannifin Corp.	2,852,019
19,129	Pentair plc	829,242
6,691	Snap-On, Inc.^	1,228,468
17,497	Stanley Black & Decker, Inc.	2,562,261
21,174	Xylem, Inc.^	1,691,167

		43,991,139

Media (1.2%):
38,821	CBS Corp., Class B	2,230,266
20,915	Charter Communications, Inc., Class A*^	6,815,780
531,194	Comcast Corp., Class A	18,809,580
18,485	Discovery Communications, Inc., Class A*^	591,520
42,135	Discovery Communications, Inc., Class C*	1,246,353
27,118	DISH Network Corp., Class A*^	969,740
45,070	Interpublic Group of Cos., Inc. (The)	1,030,751
46,709	News Corp., Class A	616,092
13,127	News Corp., Class B^	178,527
26,019	Omnicom Group, Inc.^	1,769,812

		34,258,421

Metals & Mining (0.2%):
166,287	Freeport-McMoRan Copper & Gold, Inc.	2,314,715
61,710	Newmont Mining Corp.	1,863,642
36,011	Nucor Corp.^	2,284,898

		6,463,255

Multiline Retail (0.5%):
31,107	Dollar General Corp.	3,399,995
27,504	Dollar Tree, Inc.*^	2,242,951
19,461	Kohl’s Corp.^	1,450,818
36,289	Macy’s, Inc.^	1,260,317
12,715	Nordstrom, Inc.^	760,484
61,480	Target Corp.	5,423,151

		14,537,716

Multi-Utilities (0.9%):
28,184	Ameren Corp.^	1,781,792
50,567	CenterPoint Energy, Inc.	1,398,178
32,681	CMS Energy Corp.^	1,601,369
36,446	Consolidated Edison, Inc.	2,776,821
76,589	Dominion Energy, Inc.	5,382,674
20,993	DTE Energy Co.^	2,290,966
42,530	NiSource, Inc.	1,059,848
58,440	Public Service Enterprise Group, Inc.	3,085,048
16,498	SCANA Corp.	641,607
32,036	Sempra Energy^	3,644,095
36,499	WEC Energy Group, Inc.^	2,436,673

		26,099,071

Oil, Gas & Consumable Fuels (5.3%):
59,990	Anadarko Petroleum Corp.	4,043,926
16,082	Andeavor	2,468,587

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
44,205	Apache Corp.^	$2,107,252
49,615	Cabot Oil & Gas Corp.^	1,117,330
222,734	Chevron Corp.	27,235,914
11,164	Cimarex Energy Co.^	1,037,582
23,461	Concho Resources, Inc.*	3,583,668
134,628	ConocoPhillips Co.	10,420,207
58,153	Devon Energy Corp.	2,322,631
67,853	EOG Resources, Inc.	8,656,007
29,175	EQT Corp.^	1,290,410
491,939	Exxon Mobil Corp.	41,824,653
28,764	Hess Corp.^	2,058,927
18,394	HollyFrontier Corp.	1,285,741
222,336	Kinder Morgan, Inc.	3,942,017
98,692	Marathon Oil Corp.	2,297,550
52,835	Marathon Petroleum Corp.	4,225,215
23,512	Newfield Exploration Co.*^	677,851
57,129	Noble Energy, Inc.^	1,781,854
88,579	Occidental Petroleum Corp.	7,278,536
48,178	ONEOK, Inc.	3,265,987
49,651	Phillips 66	5,596,661
19,962	Pioneer Natural Resources Co.	3,477,181
50,071	Valero Energy Corp.	5,695,576
139,560	Williams Cos., Inc. (The)	3,794,636

		151,485,899

Personal Products (0.2%):
52,773	Coty, Inc., Class A^	662,829
25,910	Estee Lauder Co., Inc. (The), Class A	3,765,241

		4,428,070

Pharmaceuticals (4.6%):
37,150	Allergan plc	7,076,332
189,072	Bristol-Myers Squibb Co.	11,737,590
111,120	Eli Lilly & Co.	11,924,287
311,470	Johnson & Johnson Co.	43,035,809
309,108	Merck & Co., Inc.	21,928,122
59,626	Mylan NV*	2,182,312
20,205	Nektar Therapeutics*^	1,231,697
14,244	Perrigo Co. plc^	1,008,475
678,877	Pfizer, Inc.	29,918,108
56,214	Zoetis, Inc.	5,146,954

		135,189,686

Professional Services (0.3%):
13,914	Equifax, Inc.	1,816,751
41,791	IHS Markit, Ltd.*	2,255,042
41,732	Nielsen Holdings plc	1,154,307
14,573	Robert Half International, Inc.	1,025,648
18,957	Verisk Analytics, Inc.*	2,285,267

		8,537,015

Real Estate Management & Development (0.1%):
36,286	CBRE Group, Inc., Class A*	1,600,213

Road & Rail (1.0%):
94,329	CSX Corp.	6,985,062
10,140	J.B. Hunt Transport Services, Inc.	1,206,052
11,868	Kansas City Southern^	1,344,407
32,683	Norfolk Southern Corp.	5,899,282
86,337	Union Pacific Corp.	14,058,253

		29,493,056

Semiconductors & Semiconductor Equipment (3.9%):
99,014	Advanced Micro Devices, Inc.*^	3,058,542
43,541	Analog Devices, Inc.^	4,025,801
115,157	Applied Materials, Inc.	4,450,818
50,383	Broadcom, Inc.	12,430,998
535,860	Intel Corp.	25,340,820

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
18,030	KLA-Tencor Corp.	$1,833,831
18,460	Lam Research Corp.	2,800,382
27,187	Microchip Technology, Inc.^	2,145,326
134,154	Micron Technology, Inc.*	6,067,785
70,681	NVIDIA Corp.	19,862,775
14,891	Qorvo, Inc.*^	1,144,969
163,455	QUALCOMM, Inc.^	11,773,664
20,847	Skyworks Solutions, Inc.^	1,891,031
112,509	Texas Instruments, Inc.	12,071,091
29,312	Xilinx, Inc.	2,349,943

		111,247,776

Software (6.0%):
56,966	Adobe Systems, Inc.*	15,377,972
9,740	ANSYS, Inc.*	1,818,263
25,264	Autodesk, Inc.*	3,943,963
36,144	CA, Inc.	1,595,758
32,609	Cadence Design Systems, Inc.*	1,477,840
14,893	Citrix Systems, Inc.*	1,655,506
30,153	Intuit, Inc.	6,856,792
890,797	Microsoft Corp.	101,880,453
328,670	Oracle Corp.	16,946,225
20,440	Red Hat, Inc.*	2,785,563
88,342	Salesforce.com, Inc.*	14,049,028
73,387	Symantec Corp.	1,561,675
17,511	Synopsys, Inc.*	1,726,760

		171,675,798

Specialty Retail (2.4%):
8,721	Advance Auto Parts, Inc.	1,468,006
3,025	AutoZone, Inc.*	2,346,493
27,864	Best Buy Co., Inc.^	2,211,287
20,994	CarMax, Inc.*^	1,567,622
14,050	Foot Locker, Inc.^	716,269
25,586	Gap, Inc. (The)^	738,156
133,434	Home Depot, Inc. (The)	27,640,852
26,746	L Brands, Inc.^	810,404
93,986	Lowe’s Cos., Inc.	10,791,473
9,442	O’Reilly Automotive, Inc.*	3,279,395
44,112	Ross Stores, Inc.	4,371,499
12,763	Tiffany & Co.	1,646,044
72,535	TJX Cos., Inc. (The)	8,125,371
14,118	Tractor Supply Co.	1,283,044
6,434	Ulta Salon, Cosmetics & Fragrance, Inc.*	1,815,160

		68,811,075

Technology Hardware, Storage & Peripherals (4.7%):
532,844	Apple, Inc.	120,284,204
172,403	Hewlett Packard Enterprise Co.	2,811,893
185,379	HP, Inc.	4,777,217
30,772	NetApp, Inc.	2,643,007
30,616	Seagate Technology plc^	1,449,668
33,311	Western Digital Corp.^	1,950,026
24,799	Xerox Corp.	669,077

		134,585,092

Textiles, Apparel & Luxury Goods (0.8%):
41,651	Hanesbrands, Inc.^	767,628
17,338	Michael Kors Holdings, Ltd.*	1,188,693
149,530	Nike, Inc., Class C	12,668,181
9,087	PVH Corp.	1,312,163
6,506	Ralph Lauren Corp.^	894,900
33,293	Tapestry, Inc.	1,673,639
22,376	Under Armour, Inc., Class A*^	474,819
22,308	Under Armour, Inc., Class C*^	434,114

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
37,953	VF Corp.	$3,546,708

		22,960,845

Tobacco (1.0%):
218,929	Altria Group, Inc.^	13,203,608
181,007	Philip Morris International, Inc.	14,759,311

		27,962,919

Trading Companies & Distributors (0.2%):
33,823	Fastenal Co.^	1,962,410
9,411	United Rentals, Inc.*	1,539,640
5,327	W.W. Grainger, Inc.^	1,903,923

		5,405,973

Water Utilities (0.1%):
20,595	American Water Works Co., Inc.	1,811,742

Total Common Stocks (Cost $1,580,178,705)		2,857,733,428

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (9.0%):
$259,265,544	AZL S&P 500 Index Fund Securities Lending Collateral Account(a)	259,265,544

Total Securities Held as Collateral for Securities on Loan (Cost $259,265,544)		259,265,544

Unaffiliated Investment Company (0.6%):
18,355,022	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.91%(b)	18,355,022

Total Unaffiliated Investment Company (Cost $18,355,022)		18,355,022

Total Investment Securities (Cost $1,857,799,271) - 109.1%		3,135,353,994
Net other assets (liabilities) - (9.1)%		(261,037,612)

Net Assets - 100.0%		$2,874,316,382

Percentages indicated are based on net assets as of September 30, 2018.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2018. The total value of securities on loan as of September 30, 2018, was $254,089,408.
+	Affiliated Securities
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2018.
(b)	The rate represents the effective yield at September 30, 2018.

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Futures Contracts

Cash of $861,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/21/18	142	$20,724,900	$79,483

				$79,483

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (98.1%):
Aerospace & Defense (2.3%):
36,608	AAR Corp.^	$1,753,157
78,873	Aerojet Rocketdyne Holdings, Inc.*^	2,680,893
24,107	AeroVironment, Inc.*^	2,704,082
66,093	Axon Enterprise, Inc.*^	4,522,745
28,486	Cubic Corp.^	2,080,902
20,801	Engility Holdings, Inc.*^	748,628
54,655	Mercury Computer Systems, Inc.*^	3,023,515
36,831	Moog, Inc., Class A	3,166,361
5,639	National Presto Industries, Inc.^	731,096
57,129	Triumph Group, Inc.^	1,331,106

		22,742,485

Air Freight & Logistics (0.7%):
28,942	Atlas Air Worldwide Holdings, Inc.*^	1,845,053
31,032	Echo Global Logistics, Inc.*^	960,440
33,240	Forward Air Corp.^	2,383,308
38,272	Hub Group, Inc.*	1,745,203

		6,934,004

Airlines (0.8%):
14,440	Allegiant Travel Co.^	1,830,992
57,317	Hawaiian Holdings, Inc.^	2,298,412
59,030	SkyWest, Inc.^	3,476,867

		7,606,271

Auto Components (1.8%):
126,522	American Axle & Manufacturing Holdings, Inc.*^	2,206,544
56,637	Cooper Tire & Rubber Co.^	1,602,827
18,816	Cooper-Standard Holding, Inc.*^	2,257,544
33,106	Dorman Products, Inc.*^	2,546,514
42,754	Fox Factory Holding Corp.*^	2,994,917
41,341	Gentherm, Inc.*^	1,878,948
28,541	LCI Industries^	2,363,195
21,253	Motorcar Parts of America, Inc.*^	498,383
22,920	Standard Motor Products, Inc.^	1,128,122
26,941	Superior Industries International, Inc.^	459,344

		17,936,338

Automobiles (0.1%):
32,543	Winnebago Industries, Inc.	1,078,800

Banks (8.3%):
45,582	Ameris Bancorp^	2,083,097
48,898	Banc of California, Inc.^	924,172
36,753	Banner Corp.^	2,284,934
45,573	Berkshire Hills Bancorp, Inc.^	1,854,821
97,192	Boston Private Financial Holdings, Inc.^	1,326,671
92,073	Brookline Bancorp, Inc.^	1,537,619
33,193	Central Pacific Financial Corp.	877,291
17,594	City Holding Co.^	1,351,219
83,466	Columbia Banking System, Inc.^	3,235,977
58,130	Community Bank System, Inc.^	3,549,999
33,619	Customers Bancorp, Inc.*^	791,055
116,837	CVB Financial Corp.^	2,607,802
25,388	Fidelity Southern Corp.^	629,115
246,171	First Bancorp*	2,240,155
115,294	First Commonwealth Financial Corp.	1,860,845
111,326	First Financial Bancorp	3,306,382
76,832	First Financial Bankshares, Inc.^	4,540,771
118,150	First Midwest Bancorp, Inc.^	3,141,609
13,666	Franklin Financial Network, Inc.*^	534,341
95,657	Glacier Bancorp, Inc.^	4,121,860
66,965	Great Western Bancorp, Inc.^	2,825,253
30,444	Green BanCorp, Inc.	672,812
36,810	Hanmi Financial Corp.^	916,569
37,235	Heritage Financial Corp.^	1,308,810

Shares		Fair Value
Common Stocks, continued
Banks, continued
140,619	Hope BanCorp, Inc.^	$2,273,809
31,237	Independent Bank Corp.^	2,580,176
50,949	LegacyTexas Financial Group, Inc.^	2,170,427
29,803	National Bank Holdings Corp.^	1,122,083
50,054	NBT Bancorp, Inc.^	1,921,073
49,698	OFG Bancorp	802,623
171,647	Old National Bancorp^	3,312,787
24,366	Opus Bank^	667,628
50,924	Pacific Premier Bancorp, Inc.*	1,894,373
15,894	Preferred Bank Los Angeles^	929,799
39,975	S & T Bancorp, Inc.^	1,733,316
53,865	Seacoast Banking Corp.*^	1,572,858
52,208	ServisFirst Bancshares, Inc.^	2,043,943
104,289	Simmons First National Corp., Class A^	3,071,311
37,075	Southside Bancshares, Inc.^	1,290,210
14,329	Tompkins Financial Corp.^	1,163,372
27,408	Triumph BanCorp, Inc.*^	1,046,986
82,313	United Community Banks, Inc.	2,295,710
30,296	Westamerica Bancorp^	1,822,607

		82,238,270

Beverages (0.2%):
5,245	Coca-Cola Bottling Co. Consolidated^	956,059
14,166	MGP Ingredients, Inc.^	1,118,830

		2,074,889

Biotechnology (3.1%):
44,803	Acorda Therapeutics, Inc.*^	880,379
39,562	AMAG Pharmaceuticals, Inc.*^	791,240
61,827	Cytokinetics, Inc.*^	608,996
12,612	Eagle Pharmaceuticals, Inc.*^	874,390
49,517	Emergent Biosolutions, Inc.*^	3,259,704
17,771	Enanta Pharmaceuticals, Inc.*^	1,518,710
23,926	Ligand Pharmaceuticals, Inc., Class B*^	6,567,447
117,224	Mimedx Group, Inc.*^	724,444
89,056	Momenta Pharmaceuticals, Inc.*^	2,342,173
80,045	Myriad Genetics, Inc.*	3,682,070
95,229	Progenics Pharmaceuticals, Inc.*^	597,086
33,370	Regenxbio, Inc.*	2,519,435
44,173	Repligen Corp.*^	2,449,835
111,909	Spectrum Pharmaceuticals, Inc.*^	1,880,071
59,190	Vanda Pharmaceuticals, Inc.*	1,358,411

		30,054,391

Building Products (2.3%):
45,940	AAON, Inc.^	1,736,532
17,733	American Woodmark Corp.*^	1,391,154
31,729	Apogee Enterprises, Inc.^	1,311,042
36,412	Gibraltar Industries, Inc.*^	1,660,387
38,632	Griffon Corp.^	623,907
20,492	Insteel Industries, Inc.	735,253
26,516	Patrick Industries, Inc.*^	1,569,747
57,523	PGT, Inc.*	1,242,497
39,876	Quanex Building Products Corp.^	725,743
47,192	Simpson Manufacturing Co., Inc.^	3,419,532
66,524	Trex Co., Inc.*^	5,121,018
69,891	Universal Forest Products, Inc.	2,469,249

		22,006,061

Capital Markets (1.1%):
53,932	Blucora, Inc.*	2,170,762
38,968	Donnelley Financial Solutions, Inc.*^	698,307
22,291	Greenhill & Co., Inc.^	587,368
18,808	INTL FCStone, Inc.*^	908,803
39,267	Investment Technology Group, Inc.	850,523
17,687	Piper Jaffray Cos., Inc.	1,350,402

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
8,446	Virtus Investment Partners, Inc.^	$960,733
91,728	Waddell & Reed Financial, Inc., Class A^	1,942,799
134,221	WisdomTree Investments, Inc.^	1,138,194

		10,607,891

Chemicals (2.8%):
34,289	AdvanSix, Inc.*	1,164,112
30,742	American Vanguard Corp.^	553,356
36,452	Balchem Corp.^	4,085,904
65,605	Flotek Industries, Inc.*^	157,452
29,273	Futurefuel Corp.	542,721
57,507	H.B. Fuller Co.^	2,971,387
10,906	Hawkins, Inc.	452,054
47,653	Ingevity Corp.*	4,854,887
22,251	Innophos Holdings, Inc.	987,944
27,565	Innospec, Inc.^	2,115,614
24,455	Koppers Holdings, Inc.*	761,773
36,284	Kraton Performance Polymers, Inc.*	1,710,791
23,683	LSB Industries, Inc.*^	231,620
15,017	Quaker Chemical Corp.^	3,036,588
57,935	Rayonier Advanced Materials, Inc.^	1,067,742
22,830	Stepan Co.^	1,986,438
28,943	Tredegar Corp.^	626,616

		27,306,999

Commercial Services & Supplies (2.5%):
74,477	ABM Industries, Inc.^	2,401,883
54,198	Brady Corp., Class A	2,371,163
37,466	Essendant, Inc.	480,314
67,404	Interface, Inc.	1,573,883
38,183	LSC Communications, Inc.^	422,304
36,325	Matthews International Corp., Class A^	1,821,699
50,575	Mobile Mini, Inc.^	2,217,714
15,781	Multi-Color Corp.^	982,367
81,098	RR Donnelley & Sons Co.^	437,929
33,646	Team, Inc.*^	757,035
62,683	Tetra Tech, Inc.	4,281,249
17,531	UniFirst Corp.	3,044,258
24,961	US Ecology, Inc.^	1,840,874
23,187	Viad Corp.^	1,373,830

		24,006,502

Communications Equipment (1.5%):
53,384	ADTRAN, Inc.^	942,228
21,220	Applied Optoelectronics, Inc.*^	523,285
40,007	CalAmp Corp.*^	958,568
26,820	Comtech Telecommunications Corp.^	972,761
30,714	Digi International, Inc.*	413,103
135,550	Extreme Networks, Inc.*^	742,814
132,001	Finisar Corp.*^	2,514,619
100,128	Harmonic, Inc.*^	550,704
35,911	NETGEAR, Inc.*^	2,257,006
193,170	Oclaro, Inc.*	1,726,940
256,890	Viavi Solutions, Inc.*	2,913,133

		14,515,161

Construction & Engineering (0.4%):
36,720	Aegion Corp.*^	931,954
42,133	Comfort Systems USA, Inc.	2,376,300
18,698	MYR Group, Inc.*	610,303
32,796	Orion Marine Group, Inc.*^	247,610

		4,166,167

Construction Materials (0.1%):
18,108	U.S. Concrete, Inc.*^	830,252

Shares		Fair Value
Common Stocks, continued
Consumer Finance (1.5%):
29,775	Encore Capital Group, Inc.*^	$1,067,434
39,048	Enova International, Inc.*^	1,124,582
60,429	EZCORP, Inc., Class A*^	646,590
50,754	Firstcash, Inc.^	4,161,828
53,977	Green Dot Corp., Class A*	4,794,238
51,371	PRA Group, Inc.*^	1,849,356
7,045	World Acceptance Corp.*^	805,666

		14,449,694

Containers & Packaging (0.1%):
39,789	Myers Industries, Inc.^	925,094

Distributors (0.2%):
51,987	Core Markt Holdngs Co., Inc.^	1,765,479

Diversified Consumer Services (0.6%):
18,370	American Public Education, Inc.*	607,129
78,846	Career Education Corp.*	1,177,171
37,515	Regis Corp.*	766,431
24,329	Strategic Education, Inc.	3,333,803

		5,884,534

Diversified Telecommunication Services (1.3%):
12,402	ATN International, Inc.^	916,260
57,097	Cincinnati Bell, Inc.*	910,697
47,474	Cogent Communications Group, Inc.^	2,649,049
80,558	Consolidated Communications Holdings, Inc.^	1,050,476
119,852	Frontier Communications Corp.^	777,839
108,897	Iridium Communications, Inc.*^	2,450,183
248,675	Vonage Holdings Corp.*	3,521,238

		12,275,742

Electric Utilities (0.3%):
45,704	El Paso Electric Co.	2,614,269

Electrical Equipment (0.4%):
29,308	AZZ, Inc.^	1,480,054
23,469	Encore Wire Corp.	1,175,797
9,915	Powell Industries, Inc.^	359,518
18,177	Vicor Corp.*^	836,142

		3,851,511

Electronic Equipment, Instruments & Components (4.0%):
32,611	Anixter International, Inc.*	2,292,553
32,825	Badger Meter, Inc.^	1,738,084
11,269	Bel Fuse, Inc., Class B^	298,629
52,588	Benchmark Electronics, Inc.^	1,230,559
29,526	Control4 Corp.*^	1,013,628
37,574	CTS Corp.	1,288,788
43,644	Daktronics, Inc.^	342,169
38,307	Electro Scientific Industries, Inc.*^	668,457
15,582	ePlus, Inc.*	1,444,451
41,264	Fabrinet*	1,908,873
19,181	FARO Technologies, Inc.*^	1,234,297
66,519	II-VI, Inc.*^	3,146,350
40,220	Insight Enterprises, Inc.*	2,175,500
37,886	Itron, Inc.*	2,432,281
64,885	KEMET Corp.*^	1,203,617
101,955	Knowles Corp.*^	1,694,492
41,901	Methode Electronics, Inc., Class A^	1,516,816
20,132	MTS Systems Corp.^	1,102,227
19,124	OSI Systems, Inc.*^	1,459,352
21,555	Park Electrochemical Corp.^	420,107
36,378	Plexus Corp.*^	2,128,477
20,791	Rogers Corp.*^	3,062,930
76,867	Sanmina Corp.*	2,121,529
28,841	ScanSource, Inc.*	1,150,756

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
104,708	TTM Technologies, Inc.*^	$1,665,904

		38,740,826

Energy Equipment & Services (2.1%):
147,238	Archrock, Inc.^	1,796,303
40,480	Bristow Group, Inc.*^	491,022
72,064	C&J Energy Services, Inc.*	1,498,931
25,668	CARBO Ceramics, Inc.*^	186,093
24,576	Era Group, Inc.*	303,514
35,630	Exterran Corp.*^	945,264
15,881	Geospace Technologies Corp.*^	217,570
14,593	Gulf Island Fabrication, Inc.^	145,200
156,370	Helix Energy Solutions Group, Inc.*^	1,544,936
23,220	KLX Energy Services Holdings, Inc.*	743,272
30,487	Matrix Service Co.*	751,505
101,283	Newpark Resources, Inc.*^	1,048,279
279,178	Noble Corp. plc*^	1,962,621
67,804	Oil States International, Inc.*^	2,251,092
89,973	Pioneer Energy Services Corp.*	265,420
82,277	Propetro Holding Corp.*^	1,356,748
19,375	SEACOR Holdings, Inc.^	957,319
144,532	TETRA Technologies, Inc.*	651,839
87,679	U.S. Silica Holdings, Inc.^	1,650,996
61,725	Unit Corp.*^	1,608,554

		20,376,478

Entertainment (0.1%):
22,341	Marcus Corp.	939,439

Equity Real Estate Investment Trusts (5.3%):
92,494	Acadia Realty Trust^	2,592,607
35,248	Agree Realty Corp.^	1,872,374
44,008	American Assets Trust, Inc.	1,641,058
54,464	Armada Hoffler Properties, Inc.^	822,951
92,162	CareTrust REIT, Inc.	1,632,189
198,556	CBL & Associates Properties, Inc.^	792,238
99,542	Cedar Shopping Centers, Inc.	463,866
51,732	Chatham Lodging Trust^	1,080,681
68,263	Chesapeake Lodging Trust^	2,189,194
19,264	Community Healthcare Trust, Inc.^	596,799
234,165	DiamondRock Hospitality, Co.^	2,732,706
68,895	Easterly Government Properties, Inc.^	1,334,496
40,578	EastGroup Properties, Inc.^	3,880,069
74,870	Four Corners Property Trust, Inc.^	1,923,410
123,020	Franklin Street Properties Corp.^	982,930
37,925	Getty Realty Corp.^	1,083,138
80,540	Global Net Lease, Inc.^	1,679,259
101,975	Government Properties Income Trust^	1,151,298
41,187	Hersha Hospitality Trust^	933,709
100,463	Independence Realty Trust, Inc.^	1,057,875
78,898	iStar, Inc.^	881,291
94,704	Kite Realty Group Trust^	1,576,822
243,360	Lexington Realty Trust	2,019,888
44,640	LTC Properties, Inc.	1,969,070
64,687	National Storage Affiliates	1,645,637
74,250	Pennsylvania Real Estate Investment Trust^	702,405
22,586	PS Business Parks, Inc.	2,870,455
90,336	Ramco-Gershenson Properties Trust^	1,228,570
128,149	Retail Opportunity Investments Corp.^	2,392,542
13,273	Saul Centers, Inc.	743,288

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
117,807	Summit Hotel Properties, Inc.^	$1,593,929
14,489	Universal Health Realty Income Trust^	1,078,126
33,882	Urstadt Biddle Properties, Inc., Class A	721,348
210,388	Washington Prime Group, Inc.^	1,535,832
45,696	Whitestone REIT^	634,260

		52,036,310

Food & Staples Retailing (0.3%):
41,164	SpartanNash Co.	825,750
43,945	SUPERVALU, Inc.*^	1,415,907
30,170	The Andersons, Inc.^	1,135,901

		3,377,558

Food Products (1.4%):
74,660	B&G Foods, Inc.^	2,049,417
17,693	Calavo Growers, Inc.^	1,709,144
34,157	Cal-Maine Foods, Inc.^	1,649,783
186,497	Darling International, Inc.*	3,603,123
103,903	Dean Foods Co.^	737,711
16,762	J & J Snack Foods Corp.^	2,529,218
9,869	John B Sanfilippo And Son, Inc.^	704,449
7,330	Seneca Foods Corp., Class A*^	247,021

		13,229,866

Gas Utilities (1.0%):
32,425	Northwest Natural Gas Co.^	2,169,233
96,778	South Jersey Industries, Inc.^	3,413,360
57,183	Spire, Inc.^	4,205,809

		9,788,402

Health Care Equipment & Supplies (2.8%):
41,803	AngioDynamics, Inc.*	908,797
16,390	Anika Therapeutics, Inc.*^	691,330
29,294	CONMED Corp.	2,320,671
38,209	CryoLife, Inc.*^	1,344,957
15,957	Cutera, Inc.*^	519,400
7,744	Heska Corp.*^	877,473
33,562	Integer Holdings Corp.*	2,783,968
38,214	Invacare Corp.^	556,014
43,298	Lantheus Holdings, Inc.*^	647,305
18,121	LeMaitre Vascular, Inc.^	702,008
47,229	Meridian Bioscience, Inc.^	703,712
61,955	Merit Medical Systems, Inc.*^	3,807,135
37,603	Natus Medical, Inc.*^	1,340,547
58,762	Neogen Corp.*^	4,203,245
68,792	OraSure Technologies, Inc.*^	1,062,836
21,196	Orthofix Medical, Inc.*	1,225,341
15,258	Surmodics, Inc.*	1,139,010
18,890	Tactile Systems Technology, Inc.*^	1,342,135
43,384	Varex Imaging Corp.*^	1,243,385

		27,419,269

Health Care Providers & Services (2.8%):
38,089	Aceto Corp.^	86,081
32,800	Amedisys, Inc.*^	4,098,688
53,768	AMN Healthcare Services, Inc.*^	2,941,110
37,054	BioTelemetry, Inc.*^	2,388,130
134,139	Community Health Systems, Inc.*^	464,121
10,577	CorVel Corp.*	637,264
40,344	Cross Country Healthcare, Inc.*^	352,203
64,021	Diplomat Pharmacy, Inc.*^	1,242,648
55,434	Ensign Group, Inc. (The)^	2,102,057
33,008	LHC Group, Inc.*^	3,399,494
27,826	Magellan Health Services, Inc.*^	2,004,863
70,457	Owens & Minor, Inc.^	1,163,950
12,308	Providence Service Corp.*	828,082
28,082	Quorum Health Corp.*^	164,561
122,577	Select Medical Holdings Corp.*	2,255,417

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
45,138	Tivity Health, Inc.*^	$1,451,187
14,334	U.S. Physical Therapy, Inc.^	1,700,012

		27,279,868

Health Care Technology (1.0%):
13,629	Computer Programs & Systems, Inc.^	365,939
28,932	HealthStream, Inc.	897,181
94,501	HMS Holdings Corp.*^	3,100,578
53,989	NextGen Healthcare, Inc.*^	1,084,099
44,429	Omnicell, Inc.*^	3,194,445
19,024	Tabula Rasa Healthcare, Inc.*^	1,544,559

		10,186,801

Hotels, Restaurants & Leisure (2.1%):
101,474	Belmond, Ltd., Class A*^	1,851,901
23,766	BJ’s Restaurants, Inc.^	1,715,905
18,767	Chuy’s Holdings, Inc.*^	492,634
44,579	Dave & Buster’s Entertainment, Inc.^	2,952,021
20,072	DineEquity, Inc.^	1,632,054
24,433	El Pollo Loco Holdings, Inc.*^	306,634
26,783	Fiesta Restaurant Group, Inc.*^	716,445
13,250	Monarch Casino & Resort, Inc.*	602,213
94,033	Penn National Gaming, Inc.*^	3,095,567
14,460	Red Robin Gourmet Burgers*^	580,569
31,824	Ruth’s Hospitality Group, Inc.^	1,004,047
29,094	Shake Shack, Inc., Class A*^	1,833,213
38,901	Sonic Corp.	1,685,969
33,167	Wingstop, Inc.^	2,264,311

		20,733,483

Household Durables (1.8%):
9,643	Cavco Industries, Inc.*^	2,439,679
27,575	Ethan Allen Interiors, Inc.^	572,181
25,119	Installed Building Products, Inc.*^	979,641
31,026	iRobot Corp.*^	3,410,378
52,765	La-Z-Boy, Inc.^	1,667,374
20,926	LGI Homes, Inc.*^	992,729
51,245	M.D.C. Holdings, Inc.^	1,515,827
32,563	M/I Homes, Inc.*^	779,233
43,215	Meritage Corp.*^	1,724,279
40,426	TopBuild Corp.*	2,297,005
15,602	Universal Electronics, Inc.*^	613,939
38,060	William Lyon Homes, Class A*	604,773

		17,597,038

Household Products (0.5%):
12,445	Central Garden & Pet Co.*^	448,518
45,403	Central Garden & Pet Co., Class A*^	1,504,655
15,605	WD-40 Co.^	2,685,621

		4,638,794

Industrial Conglomerates (0.2%):
40,429	Raven Industries, Inc.^	1,849,627

Insurance (3.2%):
805	AMBAC Financial Group, Inc.*	16,438
102,600	American Equity Investment Life Holding Co.	3,627,936
21,311	Amerisafe, Inc.^	1,320,216
18,383	eHealth, Inc.*^	519,504
37,115	Employers Holdings, Inc.	1,681,310
8,637	HCI Group, Inc.^	377,869
46,692	Horace Mann Educators Corp.	2,096,471
34,021	James River Group Holdings^	1,449,974
75,021	Maiden Holdings, Ltd.^	213,810
26,273	Navigators Group, Inc.	1,815,464
60,720	ProAssurance Corp.^	2,850,804

Shares		Fair Value
Common Stocks, continued
Insurance, continued
44,515	RLI Corp.^	$3,497,989
16,664	Safety Insurance Group, Inc.^	1,493,094
66,767	Selective Insurance Group, Inc.^	4,239,705
27,079	Stewart Information Services Corp.^	1,218,826
89,345	Third Point Reinsurance, Ltd.*^	1,161,485
23,847	United Fire Group, Inc.	1,210,712
24,880	United Insurance Holdings Co.^	556,814
36,375	Universal Insurance Holdings, Inc.^	1,766,006

		31,114,427

Interactive Media & Services (0.2%):
41,267	QuinStreet, Inc.*^	559,993
27,550	XO Group, Inc.*	949,924

		1,509,917

Internet & Direct Marketing Retail (1.0%):
30,173	Liquidity Services, Inc.*^	191,599
33,344	Nutri/System, Inc.^	1,235,395
23,461	PetMed Express, Inc.^	774,448
38,004	Shutterfly, Inc.*^	2,504,084
20,876	Shutterstock, Inc.^	1,139,412
19,314	Stamps.com, Inc.*^	4,368,826

		10,213,764

IT Services (2.4%):
28,006	CACI International, Inc., Class A*^	5,157,304
42,400	Cardtronics plc*^	1,341,536
37,746	CSG Systems International, Inc.^	1,515,124
68,386	Evertec, Inc.	1,648,103
38,829	Exlservice Holdings, Inc.*	2,570,480
29,845	ManTech International Corp., Class A	1,889,189
75,651	NIC, Inc.^	1,119,635
39,891	Perficient, Inc.*^	1,063,095
45,424	Sykes Enterprises, Inc.*^	1,384,978
142,790	Travelport Worldwide, Ltd.	2,408,867
15,614	TTEC Holdings, Inc.	404,403
58,552	Unisys Corp.*^	1,194,461
31,141	Virtusa Corp.*	1,672,583

		23,369,758

Leisure Products (0.6%):
100,535	Callaway Golf Co.^	2,441,995
33,896	Nautilus Group, Inc.*^	472,849
19,697	Sturm, Ruger & Co., Inc.^	1,360,078
65,776	Vista Outdoor, Inc.*^	1,176,733

		5,451,655

Life Sciences Tools & Services (0.4%):
37,574	Cambrex Corp.*^	2,570,062
47,279	Luminex Corp.^	1,433,026

		4,003,088

Machinery (5.8%):
69,374	Actuant Corp., Class A^	1,935,535
10,949	Alamo Group, Inc.^	1,003,038
32,804	Albany International Corp., Class A^	2,607,918
26,089	Astec Industries, Inc.^	1,315,146
53,370	Barnes Group, Inc.	3,790,871
47,623	Briggs & Stratton Corp.	915,790
35,168	Chart Industries, Inc.*^	2,754,709
22,618	CIRCOR International, Inc.^	1,074,355
23,621	EnPro Industries, Inc.^	1,722,680
29,039	ESCO Technologies, Inc.^	1,976,104
67,930	Federal Signal Corp.	1,819,165
43,712	Franklin Electric Co., Inc.	2,065,392
36,357	Greenbrier Cos, Inc.^	2,185,056
91,555	Harsco Corp.*	2,613,895
70,167	Hillenbrand, Inc.	3,669,734
35,780	John Bean Technologies Corp.^	4,268,554

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
12,212	Lindsay Corp.^	$1,224,131
19,373	Lydall, Inc.*	834,976
65,392	Mueller Industries, Inc.	1,895,060
30,597	Proto Labs, Inc.*^	4,949,065
49,073	SPX Corp.*^	1,634,622
48,440	SPX FLOW, Inc.*	2,518,880
14,504	Standex International Corp.	1,512,042
20,560	Tennant Co.^	1,561,532
59,576	Titan International, Inc.	442,054
64,845	Wabash National Corp.^	1,182,124
31,458	Watts Water Technologies, Inc., Class A^	2,611,014

		56,083,442

Marine (0.2%):
48,105	Matson, Inc.^	1,906,882

Media (0.5%):
65,758	E.W. Scripps Co. (The), Class A^	1,085,007
127,452	Gannett Co., Inc.^	1,275,795
62,068	New Media Investment Group, Inc.^	973,847
31,393	Scholastic Corp.^	1,465,739

		4,800,388

Metals & Mining (0.8%):
358,155	AK Steel Holding Corp.*^	1,754,960
54,791	Century Aluminum Co.*^	655,848
13,969	Haynes International, Inc.^	495,900
18,671	Kaiser Aluminum Corp.^	2,036,258
22,727	Materion Corp.	1,374,984
10,296	Olympic Steel, Inc.	214,878
74,791	SunCoke Energy, Inc.*	869,071
44,176	TimkenSteel Corp.*^	656,897

		8,058,796

Mortgage Real Estate Investment Trusts (1.1%):
126,481	Apollo Commercial Real Estate Finance, Inc.^	2,386,696
45,998	Armour Residential REIT, Inc.^	1,032,655
104,336	Capstead Mortgage Corp.^	825,298
49,747	Granite Point Mortgage Trust, Inc.^	959,122
125,499	Invesco Mortgage Capital, Inc.^	1,985,394
158,819	New York Mortgage Trust, Inc.^	965,620
68,313	PennyMac Mortgage Investment Trust^	1,382,655
96,557	Redwood Trust, Inc.^	1,568,086

		11,105,526

Multiline Retail (0.1%):
361,137	J.C. Penney Co., Inc.*^	599,487

Multi-Utilities (0.4%):
74,038	Avista Corp.^	3,743,361

Oil, Gas & Consumable Fuels (2.1%):
21,209	Bonanza Creek Energy, Inc.*	631,604
96,535	Carrizo Oil & Gas, Inc.*^	2,432,682
87,671	Cloud Peak Energy, Inc.*^	201,643
31,618	CONSOL Energy, Inc.*	1,290,331
521,305	Denbury Resources, Inc.*^	3,232,091
44,161	Green Plains Renewable Energy, Inc.^	759,569
124,869	HighPoint Resources Corp.*^	609,361
172,414	Laredo Petroleum Holdings, Inc.*^	1,408,622
31,333	PAR Pacific Holdings, Inc.*^	639,193
74,885	PDC Energy, Inc.*^	3,666,370
15,142	Penn Virginia Corp.*^	1,219,537
42,053	Renewable Energy Group, Inc.*^	1,211,126
6,627	REX American Resources Corp.*	500,670
64,010	Ring Energy, Inc.*^	634,339

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
274,359	SRC Energy, Inc.*^	$2,439,052

		20,876,190

Paper & Forest Products (1.0%):
44,258	Boise Cascade Co.^	1,628,694
18,870	Clearwater Paper Corp.*^	560,439
100,539	KapStone Paper & Packaging Corp.	3,409,278
18,912	Neenah Paper, Inc.^	1,632,106
49,974	P.H. Glatfelter Co.^	955,003
34,691	Schweitzer-Mauduit International, Inc.^	1,329,012

		9,514,532

Personal Products (0.6%):
504,655	Avon Products, Inc.*	1,110,241
19,573	Inter Parfums, Inc.	1,261,480
13,523	Medifast, Inc.^	2,996,021

		5,367,742

Pharmaceuticals (1.5%):
39,458	Amphastar Pharmaceuticals, Inc.*^	759,172
9,533	ANI Pharmaceuticals, Inc.*^	538,996
73,104	Assertio Therapeutics, Inc.*^	429,852
119,421	Corcept Therapeutics, Inc.*^	1,674,282
225,825	Endo International plc*^	3,800,635
76,580	Innoviva, Inc.*^	1,167,079
35,610	Lannett Co., Inc.*^	169,148
74,238	Medicines Co. (The)*^	2,220,458
22,701	Phibro Animal Health Corp., Class A	973,873
59,330	Supernus Pharmaceuticals, Inc.*^	2,987,265

		14,720,760

Professional Services (2.7%):
59,307	ASGN, Inc.*	4,681,102
58,778	Exponent, Inc.^	3,150,501
11,493	Forrester Research, Inc.	527,529
43,394	FTI Consulting, Inc.*	3,176,007
21,279	Heidrick & Struggles International, Inc.	720,294
43,238	Insperity, Inc.	5,099,921
34,861	Kelly Services, Inc., Class A^	837,710
64,446	Korn/Ferry International^	3,173,321
51,086	Navigant Consulting, Inc.	1,178,043
34,195	Resources Connection, Inc.	567,637
45,917	Trueblue, Inc.*	1,196,138
45,063	Wageworks, Inc.*^	1,926,443

		26,234,646

Real Estate Management & Development (0.3%):
44,233	HFF, Inc., Class A^	1,879,018
20,060	RE/MAX Holdings, Inc., Class A	889,661

		2,768,679

Road & Rail (0.6%):
28,922	ArcBest Corp.^	1,404,163
54,232	Heartland Express, Inc.^	1,069,997
44,416	Marten Transport, Ltd.^	934,957
29,257	Saia, Inc.*^	2,236,698

		5,645,815

Semiconductors & Semiconductor Equipment (3.3%):
44,266	Advanced Energy Industries, Inc.*^	2,286,339
36,830	Axcelis Technologies, Inc.*^	723,710
79,898	Brooks Automation, Inc.^	2,798,827
28,919	Cabot Microelectronics Corp.^	2,983,573
25,419	CEVA, Inc.*^	730,796
32,480	Cohu, Inc.^	815,248
44,454	Diodes, Inc.*^	1,479,874
22,722	DSP Group, Inc.*	270,392
84,190	FormFactor, Inc.*^	1,157,613

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
27,160	Ichor Holdings, Ltd.*^	$554,607
66,425	Kopin Corp.*^	160,749
76,361	Kulicke & Soffa Industries, Inc.	1,820,446
70,982	MaxLinear, Inc., Class A*^	1,411,122
27,424	Nanometrics, Inc.*^	1,028,948
32,133	PDF Solutions, Inc.*^	290,161
76,407	Photronics, Inc.*^	752,609
33,243	Power Integrations, Inc.^	2,100,958
121,041	Rambus, Inc.*	1,320,557
36,554	Rudolph Technologies, Inc.*	893,745
74,922	Semtech Corp.*	4,165,663
48,371	Solaredge Technologies, Inc.*^	1,821,168
43,617	Ultra Clean Holdings, Inc.*^	547,393
56,283	Veeco Instruments, Inc.*^	576,901
55,840	Xperi Corp.^	829,224

		31,520,623

Software (2.4%):
105,612	8x8, Inc.*	2,244,255
19,781	Agilysys, Inc.*	322,430
39,406	Alarm.com Holding, Inc.*^	2,261,904
41,531	Bottomline Technologies, Inc.*^	3,019,719
25,678	Ebix, Inc.	2,032,414
65,443	LivePerson, Inc.*	1,698,246
10,727	MicroStrategy, Inc., Class A*	1,508,431
48,638	Monotype Imaging Holdings, Inc.^	982,488
34,973	OneSpan, Inc.*^	666,236
50,996	Progress Software Corp.	1,799,649
37,978	Qualys, Inc.*^	3,383,839
19,734	SPS Commerce, Inc.*	1,958,402
140,858	TiVo Corp.^	1,753,682

		23,631,695

Specialty Retail (3.9%):
75,832	Abercrombie & Fitch Co., Class A^	1,601,572
23,035	Asbury Automotive Group, Inc.*^	1,583,656
196,287	Ascena Retail Group, Inc.*	897,032
39,564	Barnes & Noble Education, Inc.*	227,889
65,249	Barnes & Noble, Inc.^	378,444
22,911	Big 5 Sporting Goods Corp.^	116,846
48,684	Caleres, Inc.^	1,745,808
26,250	Cato Corp., Class A^	551,775
142,160	Chico’s FAS, Inc.^	1,232,527
18,554	Children’s Place Retail Stores, Inc. (The)^	2,371,201
77,163	DSW, Inc., Class A^	2,614,281
84,185	Express, Inc.*^	931,086
39,456	Francesca’s Holdings Corp.*^	146,382
114,865	GameStop Corp., Class A^	1,753,989
22,859	Genesco, Inc.*^	1,076,659
21,469	Group 1 Automotive, Inc.^	1,393,338
64,206	Guess?, Inc.^	1,451,056
20,990	Haverty Furniture Cos., Inc.^	463,879
21,558	Hibbett Sports, Inc.*^	405,290
18,156	Kirkland’s, Inc.*^	183,194
26,366	Lithia Motors, Inc., Class A^	2,153,048
32,987	Lumber Liquidators Holdings, Inc.*^	510,969
25,472	MarineMax, Inc.*^	541,280
37,120	Monro Muffler Brake, Inc.^	2,583,552
626,414	Office Depot, Inc.^	2,010,789
50,526	Rent-A-Center, Inc.*	726,564
22,154	Restoration Hardware, Inc.*^	2,902,395
11,698	Shoe Carnival, Inc.^	450,373
39,474	Sleep Number Corp.*^	1,451,854
26,446	Sonic Automotive, Inc., Class A^	511,730
56,045	Tailored Brands, Inc.^	1,411,774
32,311	The Buckle, Inc.^	744,769

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
43,901	The Tile Shop Holdings, Inc.^	$313,892
18,015	Vitamin Shoppe, Inc.*^	180,150
21,297	Zumiez, Inc.*^	561,176

		38,180,219

Technology Hardware, Storage & Peripherals (0.6%):
128,982	3D Systems Corp.*^	2,437,759
45,858	Cray, Inc.*^	985,947
86,734	Diebold, Inc.^	390,303
50,357	Electronics for Imaging, Inc.*^	1,716,167

		5,530,176

Textiles, Apparel & Luxury Goods (1.7%):
77,307	Crocs, Inc.*^	1,645,866
51,495	Fossil Group, Inc.*^	1,198,804
47,390	G-III Apparel Group, Ltd.*^	2,283,724
18,803	Movado Group, Inc.	787,846
19,212	Oxford Industries, Inc.^	1,732,922
13,489	Perry Ellis International, Inc.*	368,654
60,129	Steven Madden, Ltd.^	3,180,824
16,693	Unifi, Inc.*^	472,913
24,478	Vera Bradley, Inc.*^	373,534
107,487	Wolverine World Wide, Inc.^	4,197,368

		16,242,455

Thrifts & Mortgage Finance (1.5%):
64,465	Axos Financial, Inc.*^	2,216,951
35,939	Dime Community Bancshares^	641,511
31,391	HomeStreet, Inc.*^	831,862
10,403	Meta Financial Group, Inc.	859,808
74,387	NMI Holdings, Inc., Class A*^	1,684,866
54,886	Northfield Bancorp, Inc.^	873,785
117,089	Northwest Bancshares, Inc.^	2,027,981
44,343	Oritani Financial Corp.	689,534
69,964	Provident Financial Services, Inc.^	1,717,616
109,419	TrustCo Bank Corp.	930,062
32,574	Wawlker & Dunlop, Inc.^	1,722,513

		14,196,489

Tobacco (0.2%):
28,275	Universal Corp.^	1,837,875

Trading Companies & Distributors (0.7%):
43,659	Applied Industrial Technologies, Inc.	3,416,317
17,821	DXP Enterprises, Inc.*	714,087
31,610	Kaman Corp., Class A^	2,110,916
12,924	Veritiv Corp.*^	470,434

		6,711,754

Water Utilities (0.5%):
41,480	American States Water Co.^	2,536,087
54,455	California Water Service Group^	2,336,120

		4,872,207

Wireless Telecommunication Services (0.0%):
19,901	Spok Holdings, Inc.	306,475

Total Common Stocks (Cost $701,541,732)		954,183,386

Right (0.0%):
Chemicals (0.0%):
34,578	Schulman, Inc. CVR, Expires on 12/31/49*(a)(b)	66,044

Total Right (Cost $–)		66,044

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (27.1%):
$263,640,865	AZL Small Cap Stock Index Fund Securities Lending Collateral Account(c)	$263,640,865

Total Securities Held as Collateral for Securities on Loan (Cost $263,640,865)		263,640,865

Unaffiliated Investment Company (1.5%):
14,211,658	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.91%(d)	14,211,658

Total Unaffiliated Investment Company (Cost $14,211,658)		14,211,658

Total Investment Securities (Cost $979,394,255) - 126.7%		1,232,101,953
Net other assets (liabilities) - (26.7)%		(259,341,320)

Net Assets - 100.0%		$972,760,633

Percentages indicated are based on net assets as of September 30, 2018.

CVR	-	Contingency Valued Rights

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2018. The total value of securities on loan as of September 30, 2018, was $258,095,875.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2018. The total of all such securities represent 0.01% of the net assets of the fund.

(b)

The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2018, these securities represent 0.01% of the net assets of the Fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2018.
(d)	The rate represents the effective yield at September 30, 2018.

Amounts shown as “—” are either $0 or round less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Futures Contracts

Cash of $780,600 has been segregated to cover margin requirements for the following open contracts as of September 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index December Futures (U.S. Dollar)	12/21/18	224	$19,048,960	$(151,849)

				$(151,849)

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (65.1%):
Auto Components (1.2%):
8,382	Adient plc^	$329,496
42,100	Lear Corp.	6,104,500
165,743	Magna International, Inc., ADR	8,706,480

		15,140,476

Banks (2.3%):
202,618	PNC Financial Services Group, Inc.	27,594,545

Beverages (0.5%):
243,986	Keurig Dr Pepper, Inc.	5,653,156

Biotechnology (0.2%):
5,924	Biogen Idec, Inc.*	2,093,008

Capital Markets (2.1%):
87,594	Intercontinental Exchange, Inc.	6,559,915
217,854	State Street Corp.	18,251,808

		24,811,723

Chemicals (0.3%):
6,777	Sherwin Williams Co.	3,084,958

Commercial Services & Supplies (1.9%):
115,445	Republic Services, Inc., Class A	8,388,234
174,557	Waste Connections, Inc.	13,924,412

		22,312,646

Electric Utilities (4.0%):
189,100	American Electric Power Co., Inc.	13,403,408
42,334	Duke Energy Corp.	3,387,567
140,552	Eversource Energy	8,635,515
42,048	NextEra Energy, Inc.	7,047,245
19,106	PG&E Corp.*	879,067
291,672	Xcel Energy, Inc.	13,769,835

		47,122,637

Electronic Equipment, Instruments & Components (1.2%):
156,667	TE Connectivity, Ltd.	13,775,729

Equity Real Estate Investment Trusts (1.2%):
99,236	American Tower Corp.	14,418,991

Food Products (0.1%):
25,108	Kraft Heinz Co. (The)^	1,383,702

Health Care Equipment & Supplies (5.7%):
243,348	Abbott Laboratories	17,852,009
91,701	Becton, Dickinson & Co.	23,933,961
239,276	Danaher Corp.	25,999,730

		67,785,700

Health Care Providers & Services (1.8%):
27,300	Anthem, Inc.	7,481,565
50,200	UnitedHealth Group, Inc.	13,355,208

		20,836,773

Hotels, Restaurants & Leisure (3.8%):
443,283	Aramark Holdings Corp.^	19,070,034
79,578	McDonald’s Corp.	13,312,604
135,850	Yum! Brands, Inc.	12,350,124

		44,732,762

Industrial Conglomerates (0.6%):
22,049	Roper Industries, Inc.	6,531,134

Insurance (3.2%):
451,705	Marsh & McLennan Cos., Inc.	37,365,038

Interactive Media & Services (3.2%):
4,923	Alphabet, Inc., Class A*	5,942,455
12,928	Alphabet, Inc., Class C*	15,429,180
103,000	Facebook, Inc., Class A*	16,939,380

		38,311,015

Internet & Direct Marketing Retail (3.6%):
14,434	Amazon.com, Inc.*	28,911,302

Shares		Fair Value
Common Stocks, continued
Internet & Direct Marketing Retail, continued
7,000	Booking Holdings, Inc.*	$13,888,000

		42,799,302

IT Services (8.0%):
12	Adyen NV*	9,787
257,257	Fidelity National Information Services, Inc.	28,059,021
362,888	Fiserv, Inc.*	29,894,713
21,585	MasterCard, Inc., Class A	4,805,037
211,256	Visa, Inc., Class A^	31,707,412

		94,475,970

Life Sciences Tools & Services (5.4%):
439,225	PerkinElmer, Inc.^	42,723,416
89,149	Thermo Fisher Scientific, Inc.	21,759,488

		64,482,904

Machinery (1.8%):
252,755	Fortive Corp.^	21,281,971

Multi-Utilities (3.7%):
163,661	CMS Energy Corp.^	8,019,389
177,706	DTE Energy Co.^	19,393,056
650,233	NiSource, Inc.^	16,203,806

		43,616,251

Oil, Gas & Consumable Fuels (1.3%):
142,200	Canadian Natural Resources, Ltd.	4,644,252
284,999	Enterprise Products Partners LP^	8,188,021
40,084	Total SA	2,587,668

		15,419,941

Professional Services (0.3%):
31,443	Equifax, Inc.	4,105,513

Semiconductors & Semiconductor Equipment (2.2%):
217,957	Maxim Integrated Products, Inc.	12,290,595
133,244	Texas Instruments, Inc.	14,295,749

		26,586,344

Software (4.5%):
61,078	Intuit, Inc.	13,889,137
345,100	Microsoft Corp.	39,469,087

		53,358,224

Technology Hardware, Storage & Peripherals (0.5%):
27,000	Apple, Inc.	6,094,980

Tobacco (0.5%):
65,817	Philip Morris International, Inc.	5,366,718

Total Common Stocks (Cost $625,114,378)		770,542,111

Preferred Stocks (3.0%):
Banks (0.4%):
100,000	JPMorgan Chase & Co., Series D, 5.75%, 10/31/18	2,531,000
7,099	U.S. Bancorp, Series F, 6.50%, 10/15/23^	193,306
75,000	US Bancorp, Series K, 5.50%, 1/15/22	1,884,750

		4,609,056

Capital Markets (0.1%):
55,900	Charles Schwab Corp. (The), Series C, 6.00%, 11/15/18	1,435,512
3,600	Charles Schwab Corp. (The), Series D, 5.95%, 11/15/18^	91,728
3,456	State Street Corp., Series E, 6.00%, 11/29/18^	88,335

		1,615,575

Electric Utilities (0.6%):
30,000	Alabama Power Co., 5.00%,12/14/18^	747,300
100,000	Duke Energy Corp., 5.63%, 12/13/18^	2,501,000
107,700	SCE Trust IV, Series J, 5.38%, 12/13/18^	2,624,649

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Preferred Stocks, continued
Electric Utilities, continued
18,000	SCE Trust V, Series K, 5.45%, 12/13/18^	$444,420
25,000	SCE Trust VI, 5.00%, 12/13/18^	540,000

		6,857,369

Health Care Equipment & Supplies (1.1%):
187,869	Becton Dickinson And Co., Series A, 6.13%, 10/12/2018^	12,279,118

Machinery (0.3%):
3,209	Fortive Corp., Series A, 5.00%, 10/1/18	3,461,901

Multi-Utilities (0.5%):
150,000	CMS Energy Corp., 5.88%, 12/28/18	3,735,000
100,000	DTE Energy Co., Series E, 5.25%, 11/15/18	2,370,000

		6,105,000

Total Preferred Stocks (Cost $32,139,192)		34,928,019

Convertible Preferred Stocks (1.4%):
Banks (1.3%):
11,763	Wells Fargo & Co., Series L, Class A, 0.12%	15,184,622

Electric Utilities (0.1%):
19,115	Nextra Energy, Inc., 6.12%, 9/1/19^	1,088,599

Total Convertible Preferred Stocks (Cost $15,888,082)		16,273,221

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Asset Backed Securities (0.4%):
1,386,525	Dominos Pizza Master Issuer LLC, Class A2I, Series 2018-1A, 4.12%, 7/25/48, Callable 10/25/22 @ 100(a)	1,377,804

1,461,240	Domino’s Pizza Master Issuer LLC, Class A23, Series 2018-1A, 4.12%, 7/25/47, Callable 7/25/24 @ 100(a)	1,437,115

940,675	Taco Bell Funding LLC, Class A2I, Series 16-1A, 3.83%, 5/25/46, Callable 11/25/18 @ 100(a)(b)	940,637

925,010	Wendy’s Funding LLC, Class A2I, Series 2018-1A, 3.57%, 3/15/48, Callable 3/15/22 @ 100(a)	890,045

Total Asset Backed Securities (Cost $4,676,047)		4,645,601

Bank Loans (1.3%):
Chemicals (0.1%):
$ 691,472	H.B. Fuller Co., 4.34% (US LIBOR ), 10/20/24, Callable 10/23/18 @ 100	690,524

Insurance (0.6%):
8,705,000	HUB International, Ltd., 5.34% (US LIBOR ), 4/25/25, Callable 10/25/18 @ 100	8,720,235

IT Services (0.1%):
730,750	Vantiv LLC, 4.59% (US LIBOR ), 3/31/23	730,246

Machinery (0.2%):
1,776,282	Manitowoc Foodservice, Inc., 5.08% (US LIBOR ), 3/3/23, Callable 11/3/18 @ 100	1,782,943

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Bank Loans, continued
Oil, Gas & Consumable Fuels (0.1%):
$ 1,731,856	Eagleclaw Midstream, 6.65% (US LIBOR ), 6/8/24, Callable 11/3/18 @ 100	$1,703,713

Pharmaceuticals (0.0%):
83,219	Prestige Brands, Inc., 4.37% (US LIBOR ), 1/26/24, Callable 11/3/18 @ 100	83,196

Professional Services (0.2%):
20,366	Institutional Shareholder Services, Inc., 6.16% (US LIBOR ), 10/16/24	20,391
223,460	Institutional Shareholder Services, Inc., 6.16% (US LIBOR ), 10/16/24, Callable 11/3/18 @ 100(c)	223,740
1,705,725	Trans Union LLC Term Loan B-4, 0.00%, 6/12/25	1,710,347

		1,954,478

Total Bank Loans (Cost $15,601,616)		15,665,335

Corporate Bonds (15.9%):
Aerospace & Defense (0.1%):
1,730,000	Northrop Grumman Corp., 2.55%, 10/15/22, Callable 9/15/22 @ 100^	1,667,916

Airlines (0.1%):
1,250,000	Delta 2 Lux SARL, 4.48%, 2/1/24	1,239,588
293,774	U.S. Airways 2010-1A PTT, Series A, 6.25%, 10/22/24	313,604

		1,553,192

Automobiles (0.3%):
4,460,000	Tesla, Inc., 5.30%, 8/15/25, Callable 8/15/20 @ 103.98^(a)	3,757,550

Banks (0.3%):
2,145,000	PNC Financial Services, Series S, 5.00% (US0003M+330 bps), 12/31/49, Callable 11/1/26 @ 100^	2,136,956
875,000	US BanCorp, 5.30% (US0003M+291 bps), 12/31/49, Callable 4/15/27 @ 100	872,813

		3,009,769

Beverages (0.2%):
440,000	Anheuser-Busch InBev NV, 2.65%, 2/1/21, Callable 1/1/21 @ 100	433,611
930,000	Anheuser-Busch InBev NV, 3.60% (US0003M+126 bps), 2/1/21	954,498
625,000	Anheuser-Busch InBev NV, 3.30%, 2/1/23, Callable 12/1/22 @ 100	617,915

		2,006,024

Building Products (0.0%):
280,000	Lennox International, Inc., 3.00%, 11/15/23, Callable 9/15/23 @ 100	266,625

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets (0.6%):
$ 1,865,000	Bank of New York Mellon Corp. (The), Series E, 4.95% (US0003M+342 bps), 12/29/49, Callable 6/20/20 @ 100	$1,902,300
1,060,000	Bank of New York Mellon Corp. (The), 4.62% (US0003M+313 bps), 12/29/49, Callable 9/20/26 @ 100	1,016,275
1,355,000	State Street Corp., Series F, 5.25% (US0003M+360 bps), 12/31/49, Callable 9/15/20 @ 100	1,379,390
2,655,000	State Street Corp., Series H, 5.63% (US0003M+254 bps), 12/31/99, Callable 12/15/23 @ 100	2,668,275

		6,966,240

Chemicals (0.1%):
570,000	Ecolab, Inc., 2.00%, 1/14/19	568,981
865,937	Kronos, Inc., 5.37% (US LIBOR), 11/1/23, Callable 11/3/18 @ 100	869,946

		1,438,927

Commercial Services & Supplies (0.1%):
685,000	Aramark Services, Inc., 5.00%, 2/1/28, Callable 2/1/23 @ 102.5^(a)	672,156

Containers & Packaging (0.7%):
4,807,743	Beverage Packaging Holdings Luxemberg, 5.75%, 10/15/20, Callable 11/5/18 @ 100	4,819,763
826,491	Beverage Packaging Holdings Luxemberg, 6.88%, 2/15/21, Callable 11/5/18 @ 101.15	835,789
1,560,000	Reynolds Group Issuer, Inc., 5.84% (US0003M+350 bps), 7/15/21, Callable 11/5/18 @ 101^(a)	1,581,450
1,230,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 7/15/19 @ 102.56^(a)	1,223,850

		8,460,852

Diversified Financial Services (0.2%):
970,000	Level 3 Communications, Inc., 5.38%, 8/15/22, Callable 11/5/18 @ 101.34	980,161
1,310,000	Level 3 Financing, Inc., 5.63%, 2/1/23, Callable 11/5/18 @ 102.81	1,324,868

		2,305,029

Diversified Telecommunication Services (0.6%):
1,225,000	Verizon Communications, 3.13%, 3/16/22^	1,213,175
1,225,000	Verizon Communications, 3.33% (US0003M+100 bps), 3/16/22^	1,250,854
1,250,000	Zayo Group LLC, 4.59% (US LIBOR), 1/19/24, Callable 11/3/18 @ 100	1,255,225

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$ 2,915,000	Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/27, Callable 1/15/22 @ 102.88(a)	$2,914,999

		6,634,253

Electric Utilities (0.7%):
1,225,000	Edison International, 2.13%, 4/15/20	1,201,101
750,000	Eversource Energy, 2.75%, 3/15/22, Callable 2/15/22 @ 100	734,063
500,000	Eversource Energy, Series L, 2.90%, 10/1/24, Callable 8/1/24 @ 100	474,683
1,245,000	Eversource Energy, 3.30%, 1/15/28, Callable 10/15/27 @ 100	1,173,911
1,000,000	NSTAR Electric Co., 3.20%, 5/15/27, Callable 2/15/27 @ 100^	957,651
2,130	SCE Trust II, 0.92%, 12/31/49, Perpetual Bond	47,201
23,272	SCE Trust III, Series H, 0.91%, 12/31/49, Perpetual Bond^	586,687
610,000	Southern Co., 1.85%, 7/1/19	605,398
365,000	Virginia Electric & Power Co., Series A, 3.15%, 1/15/26, Callable 10/15/25 @ 100	350,803
855,000	Virginia Electric & Power Co., Series A, 3.50%, 3/15/27, Callable 12/15/26 @ 100	835,019
980,000	Xcel Energy, Inc., 4.00%, 6/15/28, Callable 12/15/27 @ 100	981,825

		7,948,342

Electronic Equipment, Instruments & Components (0.1%):
750,000	Amphenol Corp., 2.20%, 4/1/20	736,816
375,000	Amphenol Corp., 3.20%, 4/1/24, Callable 2/1/24 @ 100	359,708

		1,096,524

Entertainment (2.1%):
2,215,000	Netflix, Inc., 5.88%, 2/15/25^	2,289,756
5,885,000	Netflix, Inc., 4.38%, 11/15/26^	5,504,241
9,703,000	Netflix, Inc., 4.88%, 4/15/28^(a)	9,120,820
9,255,000	Netflix, Inc., 5.88%, 11/15/28^(a)	9,220,295

		26,135,112

Equity Real Estate Investment Trusts (0.9%):
1,420,000	American Tower Corp., 3.30%, 2/15/21, Callable 1/15/21 @ 100	1,411,358
2,530,000	Crown Castle International Corp., 4.88%, 4/15/22	2,610,456
3,895,000	Crown Castle International Corp., 5.25%, 1/15/23	4,083,385
3,770,000	SBA Communications Corp., 4.88%, 7/15/22, Callable 11/5/18 @ 102.44^	3,806,192
		11,911,391

Food & Staples Retailing (0.0%):
340,000	Kroger Co. (The), 2.00%, 1/15/19	339,244

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Food Products (0.4%):
$ 645,000	B&G Foods, Inc., 4.63%, 6/1/21, Callable 11/5/18 @ 101.16^	$644,194
4,220,000	Nestle Holdings, Inc., 3.10%, 9/24/21, Callable 8/24/21 @ 100(a)	4,216,744

		4,860,938

Health Care Equipment & Supplies (0.7%):
1,080,000	Becton Dickinson & Co., 3.35% (US0003M+103 bps), 6/6/22	1,085,990
1,690,000	Becton Dickinson & Co., 3.36%, 6/6/24, Callable 4/6/24 @ 100	1,632,848
706,000	Becton, Dickinson & Co., 2.68%, 12/15/19	702,037
1,340,000	Hologic, Inc., 4.38%, 10/15/25, Callable 10/15/20 @ 102.19^(a)	1,283,881
1,470,000	Medtronic plc, 2.50%, 3/15/20	1,460,209
880,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44	871,200
875,000	Teleflex, Inc., 4.63%, 11/15/27, Callable 11/15/22 @ 102.31^	831,250

		7,867,415

Health Care Providers & Services (0.7%):
305,000	Fresenius Medical Care AG & Co. KGaA, 5.75%, 2/15/21(a)	318,024
1,185,000	HCA, Inc., 4.25%, 10/15/19	1,193,887
5,655,000	HCA, Inc., 6.50%, 2/15/20	5,884,027
771,499	NVA Holdings, Inc., 5.09% (US LIBOR), 2/2/25, Callable 11/3/18 @ 101	768,606
150,000	Universal Health Services, 3.75%, 8/1/19(a)	150,750

		8,315,294

Health Care Technology (0.2%):
2,569,125	Change Healthcare Holdings LLC, 5.07% (US LIBOR), 3/1/24, Callable 11/3/18 @ 100	2,576,755

Hotels, Restaurants & Leisure (1.7%):
1,775,000	Aramark Services, Inc., 5.00%, 4/1/25, Callable 4/1/20 @ 103.75^(a)	1,781,656
1,051,000	Cedar Fair LP/Canada’s Wonderland Co., 5.38%, 6/1/24, Callable 6/1/19 @ 102.69^	1,045,745
1,140,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 4/15/27, Callable 4/15/22 @ 102.69^	1,102,950
360,000	Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24, Callable 9/1/19 @ 102.13^	348,408
1,075,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 6/1/24, Callable 6/1/19 @ 103.75(a)	1,066,271

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$ 1,440,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/1/26, Callable 6/1/21 @ 102.63(a)	$1,434,600
5,178,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 6/1/27, Callable 6/1/22 @ 102.38^(a)	4,977,353
135,000	McDonald’s Corp., 2.10%, 12/7/18	134,914
535,000	Yum! Brands, Inc., 5.30%, 9/15/19	542,196
2,510,000	Yum! Brands, Inc., 3.88%, 11/1/20, Callable 8/1/20 @ 100	2,497,450
3,569,000	Yum! Brands, Inc., 3.75%, 11/1/21, Callable 8/1/21 @ 100^	3,519,926
1,322,000	Yum! Brands, Inc., 3.88%, 11/1/23, Callable 8/1/23 @ 100^	1,269,120
707,000	Yum! Brands, Inc., 6.88%, 11/15/37	716,721
600,000	Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	516,000

		20,953,310

Household Products (0.1%):
750,000	Spectrum Brand, Inc., 6.63%, 11/15/22, Callable 11/5/18 @ 103.31	768,750
350,000	Spectrum Brands, Inc., 6.13%, 12/15/24, Callable 12/15/19 @ 103.06	357,000

		1,125,750

Industrial Conglomerates (0.3%):
725,000	3M Co., 3.00%, 9/14/21, Callable 8/14/21 @ 100, MTN	723,768
1,220,000	Roper Technologies, Inc., 3.65%, 9/15/23, Callable 8/15/23 @ 100	1,211,770
1,100,000	Roper Technologies, Inc., 4.20%, 9/15/28, Callable 6/15/28 @ 100	1,091,236

		3,026,774

Insurance (0.1%):
530,000	Marsh & McLennan Cos., Inc., 2.35%, 3/6/20, Callable 2/6/20 @ 100	522,956
530,000	Marsh & McLennan Cos., Inc., 2.75%, 1/30/22, Callable 12/30/21 @ 100	516,685
200,000	Marsh & McLennan Cos., Inc., 3.30%, 3/14/23, Callable 1/14/23 @ 100	196,056

		1,235,697

Internet & Direct Marketing Retail (0.2%):
1,800,000	Amazon.com, Inc., 2.60%, 12/5/19, Callable 11/5/19 @ 100	1,794,736

IT Services (0.8%):
1,190,000	Fiserv, Inc., 2.70%, 6/1/20, Callable 5/1/20 @ 100	1,179,486
730,000	Fiserv, Inc., 3.80%, 10/1/23, Callable 9/1/23 @ 100	729,819
730,000	Fiserv, Inc., 4.20%, 10/1/28, Callable 7/1/28 @ 100	731,532

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
IT Services, continued
$ 4,145,000	Refinitiv TL B 1l Bankdebt, 0.00%, 10/1/25	$4,134,057
780,000	Refinitiv US Holdings, Inc., 6.25%, 5/15/26, Callable 11/15/21 @ 103.13(a)	782,878
2,050,000	Refinitiv US Holdings, Inc., 8.25%, 11/15/26, Callable 11/15/21 @ 104.13(a)	2,037,577

		9,595,349

Machinery (0.2%):
695,000	Caterpillar Financial Services Corp., 2.25%, 12/1/19, MTN^	690,169
13,000	Fortive Corp., 1.80%, 6/15/19	12,876
915,000	Manitowoc Foodservice, Inc., 9.50%, 2/15/24, Callable 2/15/19 @ 107.13	999,637
200,000	Xylem, Inc., 3.25%, 11/1/26, Callable 8/1/26 @ 100	187,834

		1,890,516

Media (1.0%):
275,000	CCO Holdings LLC, 5.25%, 3/15/21, Callable 11/5/18 @ 101.31	276,719
2,035,000	CCO Holdings LLC, 5.25%, 9/30/22, Callable 11/5/18 @ 101.75	2,057,252
970,000	CCO Holdings LLC, 5.75%, 9/1/23, Callable 11/5/18 @ 102.88^	983,338
875,000	CCO Holdings LLC, 5.75%, 1/15/24, Callable 11/5/18 @ 102.88	889,219
3,219,000	CCO Holdings LLC/Capital Corp., 5.13%, 5/1/27, Callable 5/1/22 @ 102.56(a)	3,050,002
3,225,000	CCO Holdings LLC/Capital Corp., 5.00%, 2/1/28, Callable 8/1/22 @ 102.5(a)	3,031,177
720,000	Charter Communications Operating LLC, 3.58%, 7/23/20, Callable 6/23/20 @ 100	720,407
815,000	Sirius XM Radio, Inc., 6.00%, 7/15/24, Callable 7/15/19 @ 103^(a)	844,544

		11,852,658

Multiline Retail (0.0%):
380,000	Dollar Tree, Inc., 3.04% (US0003M+70 bps), 4/17/20, Callable 4/17/19 @ 100	380,578

Multi-Utilities (0.9%):
1,020,000	Berkshire Hathaway Energy Co., 2.40%, 2/1/20, Callable 1/1/20 @ 100	1,011,573
150,000	Dominion Resources, Inc., 2.96%, 7/1/19	149,925
615,000	DTE Energy Co., Series D, 3.70%, 8/1/23, Callable 7/1/23 @ 100^	613,968
2,625,000	DTE Energy Co., 3.80%, 3/15/27, Callable 12/15/26 @ 100	2,565,759
2,760,000	NiSource Finance Corp., 3.49%, 5/15/27, Callable 2/15/27 @ 100	2,617,584

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Multi-Utilities, continued
$ 1,545,000	NiSource Finance Corp., 4.38%, 5/15/47, Callable 11/15/46 @ 100	$1,475,444
1,705,000	NiSource, Inc., 5.65% (H15T5Y+284 bps), 12/31/99, Callable 6/15/23 @ 100^(a)	1,687,950

		10,122,203

Oil, Gas & Consumable Fuels (0.1%):
305,000	EQT Corp., 8.13%, 6/1/19	314,907
290,000	NGL Energy Partners LP/NGL Finance Corp., 5.13%, 7/15/19, Callable 6/15/19 @ 100^	291,450
500,000	Nustar Logistics, LP, 4.80%, 9/1/20	504,375

		1,110,732

Personal Products (0.1%):
685,000	Unilever Capital Corp., 3.00%, 3/7/22	678,362

Pharmaceuticals (0.1%):
260,000	Elanco Animal Health, Inc., 3.91%, 8/27/21(a)	260,245
500,000	Elanco Animal Health, Inc., 4.27%, 8/28/23, Callable 7/28/23 @ 100(a)	502,026
500,000	Elanco Animal Health, Inc., 4.90%, 8/28/28, Callable 5/28/28 @ 100(a)	507,650

		1,269,921

Professional Services (0.2%):
2,423,082	Trans Union LLC, 4.10% (US LIBOR), 8/19/22(c)	2,423,082

Software (0.4%):
1,243,440	Cypress Intermediate Holdings III, Inc., 5.34% (US LIBOR), 3/31/24, Callable 11/3/18 @ 100	1,248,103
3,220,000	Solera LLC, 10.50%, 3/1/24, Callable 3/1/19 @ 107.88(a)	3,517,850

		4,765,953

Specialty Retail (0.1%):
130,000	AutoZone, Inc., 1.63%, 4/21/19	129,078
540,000	AutoZone, Inc., 2.50%, 4/15/21, Callable 3/15/21 @ 100	526,000

		655,078

Technology Hardware, Storage & Peripherals (0.3%):
3,180,000	Apple, Inc., 1.50%, 9/12/19	3,145,325

Tobacco (0.2%):
1,000,000	Philip Morris International, Inc., 2.00%, 2/21/20	986,435
660,000	Philip Morris International, Inc., 2.73% (US0003M+42 bps), 2/21/20	662,167
1,230,000	Philip Morris International, Inc., 2.63%, 2/18/22, Callable 1/18/22 @ 100	1,197,074
		2,845,676

Total Corporate Bonds (Cost $191,696,805)		188,661,248

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars (3.0%):
Banks (2.2%):
$ 26,500,000	Kreditanstalt fuer Wiederaufbau, 2.88%, 4/3/28	$25,872,644

Electrical Equipment (0.2%):
260,000	Sensata Technologies BV, 5.63%, 11/1/24(a)	268,450
925,000	Sensata Technologies BV, 5.00%, 10/1/25(a)	922,688
600,000	Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26, Callable 2/15/21 @ 103.13(a)	631,500

		1,822,638

Health Care Equipment & Supplies (0.1%):
1,225,000	Medtronic Global Holdings, 1.70%, 3/28/19	1,219,322

Household Products (0.0%):
1,200,000	Reckitt Benckiser Treasury Services plc, 2.93% (US0003M+56 bps), 6/24/22(a)	1,199,357

Insurance (0.1%):
735,000	Trinity Acquistion plc, 4.40%, 3/15/26, Callable 12/15/25 @ 100	731,293

Media (0.3%):
2,890,000	Unitymedia Kabelbw GMBH, 6.13%, 1/15/25, Callable 1/15/20 @ 103.06(a)	3,034,500

Oil, Gas & Consumable Fuels (0.1%):
1,650,000	Shell International Finance BV, 2.79% (US0003M+45 bps), 5/11/20	1,660,715

Total Yankee Dollars (Cost $35,789,261)		35,540,469

U.S. Treasury Obligation (4.1%):
U.S. Treasury Notes (4.1%)
52,350,000	2.25%, 11/15/27	49,000,418

Total U.S. Treasury Obligation (Cost $51,233,043)		49,000,418

Securities Held as Collateral for Securities on Loan (10.1%):
$118,988,184	AZL T. Rowe Price Capital Appreciation Fund Securities Lending Collateral Account(d)	118,988,184

Total Securities Held as Collateral for Securities on Loan (Cost $118,988,184)		118,988,184

Unaffiliated Investment Company (7.0%):
83,333,280	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.91%(e)	83,333,280

Total Unaffiliated Investment Company (Cost $83,333,280)		83,333,280

Total Investment Securities (Cost $1,174,459,888) - 111.3%		1,317,577,886
Net other assets (liabilities) - (11.3)%		(133,905,809)

Net Assets - 100.0%		$1,183,672,077

Percentages indicated are based on net assets as of September 30, 2018.

ADR	-	American Depositary Receipt
H15T5Y	-	5 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
US0003M	-	3 Month US Dollar LIBOR

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2018. The total value of securities on loan as of September 30, 2018, was $115,661,360.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at September 30, 2018.

(c)

The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2018, these securities represent 0.22% of the net assets of the Fund.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2018.
(e)	The rate represents the effective yield at September 30, 2018.

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

At September 30, 2018, the Fund’s over-the-counter options written were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
Abbott Laboratories	Citigroup	Call	65.00 USD	1/22/19	455	$29,575	$(413,473)
Abbott Laboratories	Citigroup	Call	67.50 USD	1/22/19	367	24,773	(254,649)
Abbott Laboratories	Deutsche Bank	Call	67.50 USD	1/22/19	186	12,555	(129,059)
Alphabet, Inc.	Citigroup	Call	1200.00 USD	1/22/19	22	26,400	(130,067)
Alphabet, Inc.	Credit Suisse First Boston	Call	1200.00 USD	1/22/19	11	13,200	(74,521)
Alphabet, Inc.	Citigroup	Call	1200.00 USD	1/22/19	32	38,400	(216,787)
Alphabet, Inc.	Credit Suisse First Boston	Call	1200.00 USD	1/22/19	22	26,400	(130,067)
Alphabet, Inc.	Citigroup	Call	1260.00 USD	1/22/19	19	23,940	(62,712)
Alphabet, Inc.	Citigroup	Call	1260.00 USD	1/22/19	6	7,560	(23,469)
Alphabet, Inc.	Citigroup	Call	1340.00 USD	1/21/20	8	10,720	(70,615)
Alphabet, Inc.	Citigroup	Call	1400.00 USD	1/21/20	8	11,200	(55,561)
Alphabet, Inc.	Citigroup	Call	1500.00 USD	1/21/20	8	12,000	(36,792)
Amazon.com, Inc.	Citigroup	Call	2000.00 USD	1/22/19	16	32,000	(225,783)
Amazon.com, Inc.	Citigroup	Call	2300.00 USD	1/21/20	17	39,100	(342,400)
Amazon.com, Inc.	Credit Suisse First Boston	Call	2500.00 USD	1/21/20	7	17,500	(100,541)
Amazon.com, Inc.	Credit Suisse First Boston	Call	2600.00 USD	1/21/20	7	18,200	(84,656)
Amazon.com, Inc.	Credit Suisse First Boston	Call	2700.00 USD	1/21/20	7	18,900	(71,191)
American Tower Corp.	Credit Suisse First Boston	Call	155.00 USD	1/22/19	93	14,415	(15,177)
American Tower Corp.	JPMorgan Chase	Call	155.00 USD	1/22/19	101	15,655	(16,483)
American Tower Corp.	JPMorgan Chase	Call	160.00 USD	1/22/19	96	15,360	(7,542)
American Tower Corp.	JPMorgan Chase	Call	165.00 USD	1/22/19	97	16,005	(3,631)
Anthem, Inc.	Citigroup	Call	260.00 USD	1/22/19	99	25,740	(207,447)
Anthem, Inc.	Citigroup	Call	270.00 USD	1/22/19	174	46,980	(245,725)
Apple, Inc.	Credit Suisse First Boston	Call	200.00 USD	1/22/19	270	54,000	(799,571)
Booking Holdings, Inc.	Citigroup	Call	1900.00 USD	1/21/19	7	13,300	(101,312)
Booking Holdings, Inc.	Citigroup	Call	2000.00 USD	1/21/19	7	14,000	(61,627)
Booking Holdings, Inc.	Citigroup	Call	2300.00 USD	1/22/19	12	27,600	(13,823)
Duke Energy Corp.	Goldman Sachs	Call	85.00 USD	1/21/20	111	9,435	(31,624)
Duke Energy Corp.	Goldman Sachs	Call	90.00 USD	1/21/20	110	9,900	(17,844)
Enterprise Products Partners LP	Citigroup	Call	30.00 USD	1/22/19	1,010	30,300	(51,107)
Facebook, Inc.	Citigroup	Call	180.00 USD	1/22/19	182	32,760	(95,011)
Facebook, Inc.	Citigroup	Call	200.00 USD	1/22/19	61	12,200	(10,137)
Intercontinental Exchange, Inc.	Citigroup	Call	80.00 USD	1/22/19	390	31,200	(38,721)
Intuit, Inc.	JPMorgan Chase	Call	190.00 USD	1/22/19	164	31,160	(653,106)
Intuit, Inc.	Goldman Sachs	Call	260.00 USD	1/21/20	13	3,380	(19,358)
Intuit, Inc.	Goldman Sachs	Call	270.00 USD	1/21/20	13	3,510	(15,628)
MasterCard, Inc.	Goldman Sachs	Call	180.00 USD	1/22/19	107	19,260	(476,897)
MasterCard, Inc.	Goldman Sachs	Call	185.00 USD	1/22/19	108	19,980	(431,156)
Microsoft Corp.	JPMorgan Chase	Call	100.00 USD	1/22/19	319	31,900	(502,937)
Microsoft Corp.	Royal Bank of Canada	Call	105.00 USD	1/22/19	151	15,855	(175,008)
Microsoft Corp.	JPMorgan Chase	Call	105.00 USD	1/22/19	123	12,915	(142,556)
Microsoft Corp.	JPMorgan Chase	Call	110.00 USD	1/22/19	123	13,530	(97,351)
Microsoft Corp.	Royal Bank of Canada	Call	110.00 USD	1/22/19	151	16,610	(119,513)
Microsoft Corp.	Deutsche Bank	Call	110.00 USD	1/22/19	576	63,360	(455,889)
Microsoft Corp.	Citigroup	Call	125.00 USD	1/21/20	121	15,125	(100,329)
Microsoft Corp.	Citigroup	Call	130.00 USD	1/21/20	121	15,730	(80,398)
Microsoft Corp.	Citigroup	Call	135.00 USD	1/21/20	122	16,470	(64,674)
Philip Morris International, Inc.	Citigroup	Call	115.00 USD	1/22/19	159	18,285	(352)
PNC Financial Services Group, Inc.	Credit Suisse First Boston	Call	140.00 USD	1/22/19	30	4,200	(12,306)
PNC Financial Services Group, Inc.	Credit Suisse First Boston	Call	145.00 USD	1/22/19	29	4,205	(6,957)

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

PNC Financial Services Group, Inc.	Credit Suisse First Boston	Call	150.00 USD	1/22/19	29	$4,350	$(3,884)
PNC Financial Services Group, Inc.	Credit Suisse First Boston	Call	155.00 USD	1/22/19	29	4,495	(2,126)
PNC Financial Services Group, Inc.	Credit Suisse First Boston	Call	165.00 USD	1/22/19	249	41,085	(5,658)
PNC Financial Services Group, Inc.	Credit Suisse First Boston	Call	180.00 USD	1/22/19	25	4,500	(129)
State Street Corp.	Citigroup	Call	100.00 USD	1/22/19	171	17,100	(5,495)
Texas Instruments, Inc.	Goldman Sachs	Call	125.00 USD	1/21/19	186	23,250	(11,705)
Texas Instruments, Inc.	Goldman Sachs	Call	130.00 USD	1/21/19	186	24,180	(6,191)
Texas Instruments, Inc.	Goldman Sachs	Call	130.00 USD	1/21/20	24	3,120	(10,115)
Thermo Fisher Scientific, Inc.	Bank of America	Call	230.00 USD	1/21/19	96	22,080	(192,243)
Thermo Fisher Scientific, Inc.	Bank of America	Call	240.00 USD	1/21/19	97	23,280	(125,226)
UnitedHealth Group, Inc.	Citigroup	Call	260.00 USD	1/22/19	36	9,360	(53,993)
UnitedHealth Group, Inc.	Goldman Sachs	Call	260.00 USD	1/22/19	94	24,440	(140,981)
UnitedHealth Group, Inc.	Citigroup	Call	270.00 USD	1/22/19	103	27,810	(95,927)
UnitedHealth Group, Inc.	Goldman Sachs	Call	270.00 USD	1/22/19	269	72,630	(250,528)
Visa, Inc.	Citigroup	Call	125.00 USD	1/21/19	156	19,500	(415,839)
Visa, Inc.	Citigroup	Call	105.00 USD	1/22/19	57	5,985	(262,438)
Visa, Inc.	Citigroup	Call	110.00 USD	1/22/19	57	6,270	(234,475)
Visa, Inc.	Citigroup	Call	115.00 USD	1/22/19	57	6,555	(206,669)
Visa, Inc.	Citigroup	Call	120.00 USD	1/22/19	158	18,960	(496,480)
Visa, Inc.	Credit Suisse First Boston	Call	135.00 USD	1/22/19	244	32,940	(427,806)
Visa, Inc.	Credit Suisse First Boston	Call	140.00 USD	1/22/19	234	32,760	(312,264)
Visa, Inc.	Citigroup	Call	150.00 USD	1/22/19	406	60,900	(257,962)
Visa, Inc.	Credit Suisse First Boston	Call	165.00 USD	1/20/20	61	10,065	(58,324)
Visa, Inc.	Credit Suisse First Boston	Call	150.00 USD	1/21/20	98	14,700	(161,408)
Visa, Inc.	Credit Suisse First Boston	Call	155.00 USD	1/21/20	99	15,345	(137,194)
Visa, Inc.	Credit Suisse First Boston	Call	160.00 USD	1/21/20	160	25,600	(184,854)
Yum! Brands, Inc.	Citigroup	Call	95.00 USD	1/22/19	267	25,365	(43,157)

Total (Premiums $5,846,319)							$(11,596,611)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies”. The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), each of which is a series of the Trust, as follows:

• AZL BlackRock Global Allocation Fund

• AZL DFA Emerging Markets Core Equity Fund

• AZL DFA Five-Year Global Fixed Income Fund

• AZL DFA International Core Equity Fund

• AZL DFA U.S. Core Equity Fund

• AZL DFA U.S. Small Cap Fund

• AZL Enhanced Bond Index Fund

• AZL Gateway Fund

• AZL Government Money Market Fund

• AZL International Index Fund

• AZL MetWest Total Return Bond Fund

• AZL Mid Cap Index Fund

• AZL Moderate Index Strategy Fund

• AZL Morgan Stanley Global Real Estate Fund

• AZL MSCI Emerging Markets Equity Index Fund

• AZL MSCI Global Equity Index Fund

• AZL Fidelity Institutional Asset Management® Multi-Strategy Fund (“AZL FIAM Multi-Strategy Fund”)

• AZL Fidelity Institutional Asset Management® Total Bond Fund FIAM(“AZL FIAM Total Bond Fund”)

• AZL Russell 1000 Growth Index Fund

• AZL Russell 1000 Value Index Fund

• AZL S&P 500 Index Fund

• AZL Small Cap Stock Index Fund

• AZL T. Rowe Price Capital Appreciation Fund

The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Funds only offer their shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

The AZL Moderate Index Strategy Fund is a “fund of funds,” which means that the Fund invest primarily in other mutual funds. Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objectives.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions

Investment transactions are recorded no later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

Consolidation of Subsidiaries

The AZL BlackRock Global Allocation Fund’s primary vehicle for gaining exposure to the commodities markets is through investment in the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the AZL BlackRock Global Allocation Fund formed in the Cayman Islands, which invests primarily in the commodity-related instruments.

As of September 30, 2018, the AZL BlackRock Global Allocation Fund’s aggregate investment in the Subsidiary was $5,552,437 representing 1.4% of the AZL BlackRock Global Allocation Fund’s net assets. The Subsidiary’s investments have been consolidated with those of the AZL BlackRock Global Allocation Fund.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Floating Rate Loans

The Funds may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are variable and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. The Funds record an investment when the borrower withdraws money and records the interest as earned.

Short Sales

Certain Funds may engage in short sales against the box (i.e., where the Funds own or have an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Funds sell a borrowed security and have a corresponding obligation to the lender to return the identical security. The Funds may also incur an interest expense if a security that has been sold short has an interest payment. When the Funds engage in a short sale, the Funds record a liability for securities sold short and record an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold.

Bank Loans

Certain Funds may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate and, secondarily, the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Schedules.

All or a portion of any bank loans may be unfunded. The Portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation.

Repurchase Agreements

The AZL Government Money Market Fund may invest in repurchase agreements with financial institutions such as member banks of the Federal Reserve System or from registered broker/dealers that the adviser deems creditworthy under guidelines approved by the Board of Trustees (“Trustees”), subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

Structured Notes

The Funds may invest in structured notes, the values of which are based on the price movements of a reference security or index. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured note at maturity which may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

Securities Purchased on a When-Issued Basis

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. The Funds will not pay for such securities or start earning interest on them until they are received. When the Funds agree to purchase securities on a when-issued basis, the Funds will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The Funds may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Securities Lending

To generate additional income, the Funds (except AZL Gateway Fund, AZL Moderate Index Strategy Fund and AZL Government Money Market Fund) may lend up to 33 1/3% of their assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of the securities is at all times required to post collateral to the Funds in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Funds bear all of the gains and losses on such investments. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Funds. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at September 30, 2018, are presented on the Funds’ Schedules.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Funds managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Funds pay the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%.

At September 30, 2018, there were no master netting provisions in the securities lending agreement.

TBA Purchase and Sale Commitments

Certain Funds may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Funds maintain liquid assets sufficient to settle their TBA commitments.

To mitigate counterparty risk, the Fund enters into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Funds’ risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of September 30, 2018, no collateral had been posted by the Funds to counterparties for TBAs.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

Derivative Instruments

All open derivative positions at period end are reflected on the Funds’ Schedules, as applicable. The following is a description of the derivative instruments that the Funds may utilize, including the primary underlying risk exposures related to each instrument type.

Contracts for Difference

The AZL BlackRock Global Allocation Fund may invest in Contracts for Difference (“CFD”). A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. A CFD is usually terminated at the buyer’s initiative. The seller of the CFD will simply match the exposure of the underlying instrument in the open market and the parties will exchange whatever payment is due.

The primary risks associated with the use of CFDs are the imperfect correlation between the return on the Fund’s obligation to its counterparty under the CFD and the return on related assets in its portfolio, liquidity risk based on the liquidity of the underlying instrument, and the inability of the counterparty to honor its financial obligation. CFDs involve risk that, if the derivative security declines in value, additional margin would be required. CFDs are not registered with the Securities and Exchange Commission or any U.S. regulator, and are not subject to U.S. regulation.

Forward Currency Contracts

During the period ended September 30, 2018, certain Funds entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency or as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

The Funds (except for AZL Moderate Index Strategy Fund and AZL Government Money Market Fund) may enter into futures contracts, and do so to provide equity or market exposure on the Funds’ cash balances. The AZL BlackRock Global Allocation Fund may enter into futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Options Contracts

The AZL BlackRock Global Allocation Fund, the AZL Gateway Fund and the AZL T. Rowe Price Capital Appreciation Fund may purchase or write put and call options on a security or an index of securities. During the period ended September 30, 2018, the AZL BlackRock Global Allocation Fund and the AZL T. Rowe Price Capital Appreciation Fund purchased and wrote call and put options to increase or decrease their exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of option written, to generate gains from options premiums. During the period ended September 30, 2018, the AZL Gateway Fund purchased and wrote put and call options to hedge against security prices (equity risk).

Purchased Options Contracts—The Funds pay a premium which is marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts—The Funds receive a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of the underlying assets and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

Swap Agreements

The AZL BlackRock Global Allocation Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Fund may enter into swap agreements to manage its’ exposure to market, interest rate, foreign currencies and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund is included as part of realized gains (losses).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

Upon entering a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house or its members will satisfy its obligations to the Fund.

The notional amounts reflect the extent of the total investment exposure the Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Consolidated Schedule of Portfolio Investments. The Fund is a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Fund, through the Subsidiary, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of September 30, 2018, the AZL BlackRock Global Allocation Fund entered into OTC and centrally cleared interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront, periodic, or daily stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which the Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which the Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

As of September 30, 2018, the AZL BlackRock Global Allocation Fund entered into OTC and centrally cleared credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

Variance swaps involve the agreement of two parties to exchange cash flows based on the measured variance (or square of the volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swaps is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. This type of swap is essentially a forward contract on the future realized price variance of the underlying asset.

3. Related Party Transactions

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At September 30, 2018, these underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule. A summary of each Fund’s investments in affiliated investment companies as of September 30, 2018 is as follows:

	Fair Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 9/30/2018	Shares as of 9/30/2018	Dividend Income
AZL International Index Fund
Allianz SE, Registered Shares	$13,471,678	$—	$(1,076,449)	$313,153	$(612,097)	$12,096,285	54,307	$517,999

	$13,471,678	$—	$(1,076,449)	$313,153	$(612,097)	$12,096,285	54,307	$517,999

AZL Moderate Index Strategy Fund
AZL Enhanced Bond Index Fund	$294,359,436	$1,938,750	$(18,775,879)	$(393,074)	$(5,012,339)	$272,116,894	25,455,275	$—
AZL International Index Fund, Class 2	112,242,570	855,685	(10,336,731)	1,948,156	(3,517,337)	101,192,343	5,948,991	—
AZL Mid Cap Index Fund, Class 2	67,236,926	—	(10,386,557)	2,047,092	2,464,266	61,361,727	2,436,923	—
AZL Small Cap Stock Index Fund, Class 2	33,932,605	—	(7,656,057)	1,797,678	2,519,830	30,594,056	1,800,710	—
AZL S&P 500 Index Fund, Class 2	233,580,884	—	(41,302,986)	8,806,426	13,013,289	214,097,613	12,048,262	—

	$741,352,421	$2,794,435	$(88,458,210)	$14,206,278	$9,467,709	$679,362,633	47,690,161	$—

AZL MSCI Global Equity Index Fund
Allianz SE, Registered Shares	$380,574	$—	$(22,323)	$7,023	$(17,356)	$347,918	1,562	$15,556
BlackRock Inc., Class A	239,389	9,334	(30,896)	11,110	(27,679)	201,258	427	3,909

	$619,963	$9,334	$(53,219)	$18,133	$(45,035)	$549,176	1,989	$19,465

AZL Russell 1000 Value Index Fund
BlackRock Inc., Class A	$5,389,332	$454,351	$(1,083,119)	$316,514	$(781,376)	$4,295,702	9,114	$92,497

	$5,389,332	$454,351	$(1,083,119)	$316,514	$(781,376)	$4,295,702	9,114	$92,497

AZL S&P 500 Index Fund
BlackRock Inc., Class A	$7,816,098	$83,399	$(551,179)	$170,995	$(772,224)	$5,747,089	14,315	$129,573

	$7,816,098	$83,399	$(551,179)	$170,995	$(772,224)	$5,747,089	14,315	$129,573

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Trustees as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments of the AZL Government Money Market Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security and are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. The Fund generally values index options at the average of the closing bid and ask quotations on the principal exchange on which the option is traded and are typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Funds utilize a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset values are calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of September 30, 2018 in valuing the Funds’ investments based upon three levels defined above:

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

AZL BlackRock Global Allocation Fund

Investment Securities:	Level 1	Level 2	Level 3		Other^	Total
Common Stocks
Aerospace & Defense	$1,197,098	$2,832,650	$—		$—	$4,029,748
Airlines	2,991,140	1,920,111	—		—	4,911,251
Auto Components	21,653	5,044,248	—		—	5,065,901
Automobiles	23,805	5,201,281	—		—	5,225,086
Banks	11,437,885	3,747,828	—		—	15,185,713
Beverages	200,698	1,385,045	—		—	1,585,743
Building Products	398,680	819,370	—		—	1,218,050
Capital Markets	5,079,994	571,651	—		—	5,651,645
Chemicals	5,754,686	6,852,404	—		—	12,607,090
Commercial Services & Supplies	29,277	10,593	—		—	39,870
Communications Equipment	128,144	51,897	—		—	180,041
Construction & Engineering	—	1,189,489	—		—	1,189,489
Construction Materials	10,260	187,494	—		—	197,754
Distributors	348,392	67,919	—		—	416,311
Diversified Financial Services	200,193	211,482	—		—	411,675
Diversified Telecommunication Services	839,105	3,705,214	—		—	4,544,319
Electric Utilities	2,710,860	1,438,398	—		—	4,149,258
Electrical Equipment	123,859	2,346,984	—		—	2,470,843
Electronic Equipment, Instruments & Components	10,484	2,191,748	—		—	2,202,232
Entertainment	947,372	186,705	—		—	1,134,077
Equity Real Estate Investment Trusts	394,581	1,356,149	—		—	1,750,730
Food & Staples Retailing	391,760	185,280	—		—	577,040
Food Products	195,048	7,291,285	—		—	7,486,333
Gas Utilities	—	1,265,412	—		—	1,265,412
Health Care Equipment & Supplies	821,621	4,996,965	—		—	5,818,586
Health Care Providers & Services	13,490,827	5,384,318	—		—	18,875,145
Health Care Technology	—	643,875	—		—	643,875
Hotels, Restaurants & Leisure	3,682,543	1,790,465	—		—	5,473,008
Household Durables	—	309,298	—		—	309,298
Household Products	2,863,780	22,598	—		—	2,886,378
Industrial Conglomerates	57,818	269,842	—		—	327,660
Insurance	2,827,888	1,082,795	—		—	3,910,683
Interactive Media & Services	11,504,212	2,723,290	—		—	14,227,502
Internet Software & Services	—	—	888		—	888
IT Services	3,775,895	50,892	—		—	3,826,787
Machinery	93,086	826,830	—		—	919,916
Media	11,921,068	816,052	—		—	12,737,120
Metals & Mining	238,408	486,995	—		—	725,403
Multi-Utilities	815,246	127,027	—		—	942,273
Oil, Gas & Consumable Fuels	16,258,805	7,353,589	225,726		—	23,838,120
Personal Products	781,842	23,235	—		—	805,077
Pharmaceuticals	9,307,087	5,007,778	—		—	14,314,865
Professional Services	—	18,422	—		—	18,422
Real Estate Management & Development	401,171	4,181,905	—		—	4,583,076
Road & Rail	150,915	2,198,135	—		—	2,349,050
Semiconductors & Semiconductor Equipment	2,991,177	1,031,542	—		—	4,022,719
Software	11,003,978	24,190	3,243,613		—	14,271,781
Specialty Retail	1,596,955	66,377	—		—	1,663,332
Technology Hardware, Storage & Peripherals	10,444,205	540,275	—		—	10,984,480
Textiles, Apparel & Luxury Goods	85,615	1,491,218	—		—	1,576,833
Thrifts & Mortgage Finance	—	1,029,022	—		—	1,029,022
Tobacco	2,371,613	900,652	—		—	3,272,265
Trading Companies & Distributors	44,663	3,555	—		—	48,218
Transportation Infrastructure	219,625	352,184	—		—	571,809
Wireless Telecommunication Services	414,341	4,421,163	—		—	4,835,504
Other Common Stocks+	13,596,787	—	—		—	13,596,787
Preferred Stocks
Banks	503,553	67,031	—		—	570,584
Consumer Finance	380,114	—	—		—	380,114
Health Care Providers & Services	—	—	401,551		—	401,551
Internet Software & Services	—	—	523,546		—	523,546
Software	—	—	673,710		—	673,710
Technology Hardware, Storage & Peripherals	—	29,811	—		—	29,811
Convertible Preferred Stocks
Banks	—	149,742	—		—	149,742
Equity Real Estate Investment Trusts	—	308,470	—		—	308,470
Wireless Telecommunication Services	—	1,053,517	—		—	1,053,517
Private Placements
Household Durables	—	—	—	#	—	—
Convertible Bonds
Food Products	—	—	—	#	—	—
Pharmaceuticals	—	641,298	—		—	641,298
Real Estate Management & Development	—	183,380	—		—	183,380
Bank Loans	—	714,514	—		—	714,514
Corporate Bonds+	—	12,540,119	—		—	12,540,119
Foreign Bonds+	—	16,227,964	—		—	16,227,964
Yankee Dollars+	—	6,364,948	15,107		—	6,380,055
U.S. Treasury Obligations	—	93,800,373	—		—	93,800,373
Interest Rate Cap	—	— #	—		—	—
Exchange Traded Fund	4,440,994	—	—		—	4,440,994
Securities Held as Collateral for Securities on Loan	—	—	—		19,229,603	19,229,603
Unaffiliated Investment Company	2,917,399	—	—		—	2,917,399
Purchased Options	—	1,515,688	—		—	1,515,688
Purchased IRS Swaptions	—	124,681	—		—	124,681

Total Investment Securities	163,438,205	231,956,657	5,084,141		19,229,603	419,708,606

Securities Sold Short	(941,093)	(525,179)	—		—	(1,466,272)
Other Financial Instruments:*
Written Options	(25,855)	(2,359,294)	—		—	(2,385,149)
Written Swaptions	—	(54,602)	—		—	(54,602)
Futures Contracts	(223,840)	—	—		—	(223,840)
Contracts for Differences	(11,775)	—	—		—	(11,775)
Forward Currency Contracts	—	14,953	—		—	14,953
Centrally Cleared Credit Default Swaps	—	1,491	—		—	1,491
Over-the-Counter Currency Swaps	—	234,554	—		—	234,554
Centrally Cleared Interest Rate Swaps	—	(467,113)	—		—	(467,113)
Over-the-Counter Total Return Swaps	—	236,105	—		—	236,105

Total Investments	$162,235,642	$229,037,572	$5,084,141		$19,229,603	$415,586,958

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

AZL DFA Emerging Markets Core Equity Fund

Investment Securities:	Level 1	Level 2	Level 3		Other^	Total
Common Stocks+
Aerospace & Defense	$38,005	$74,553	$—		$—	$112,558
Airlines	55,376	331,023	—		—	386,399
Auto Components	52,880	828,996	—		—	881,876
Banks	1,542,714	3,802,336	—		—	5,345,050
Beverages	350,875	217,856	—		—	568,731
Capital Markets	118,629	887,529	15,849		—	1,022,007
Chemicals	327,381	1,899,956	—		—	2,227,337
Commercial Services & Supplies	6,129	183,075	—		—	189,204
Communications Equipment	—	198,506	1,167		—	199,673
Construction & Engineering	81,330	891,534	185		—	973,049
Construction Materials	108,935	614,657	—		—	723,592
Consumer Finance	40,041	291,176	—		—	331,217
Containers & Packaging	25,019	112,201	—		—	137,220
Diversified Consumer Services	136,656	34,023	—		—	170,679
Diversified Financial Services	42,707	632,178	—		—	674,885
Diversified Telecommunication Services	244,368	451,288	—		—	695,656
Electric Utilities	438,374	321,482	—		—	759,856
Electronic Equipment, Instruments & Components	205,383	1,830,011	33,517		—	2,068,911
Entertainment	111,614	248,119	10,762		—	370,495
Food & Staples Retailing	324,425	668,634	—		—	993,059
Food Products	246,494	1,460,724	380		—	1,707,598
Gas Utilities	31,696	376,860	9,241		—	417,797
Health Care Providers & Services	64,996	314,150	—		—	379,146
Hotels, Restaurants & Leisure	126,843	488,684	—		—	615,527
Household Durables	115,686	477,620	—		—	593,306
Household Products	39,338	193,013	—		—	232,351
Independent Power and Renewable Electricity Producers	101,574	361,060	—		—	462,634
Industrial Conglomerates	159,360	891,742	—		—	1,051,102
Insurance	116,516	1,539,806	—		—	1,656,322
Interactive Media & Services	218,129	1,217,049	—		—	1,435,178
Internet & Direct Marketing Retail	567,166	52,538	—		—	619,704
IT Services	442,620	706,448	—		—	1,149,068
Machinery	40,046	667,729	—		—	707,775
Marine	29,757	232,574	—		—	262,331
Media	189,446	513,288	—		—	702,734
Metals & Mining	1,260,172	1,533,303	17,417		—	2,810,892
Multiline Retail	172,692	267,012	—		—	439,704
Oil, Gas & Consumable Fuels	689,328	2,884,117	—		—	3,573,445
Paper & Forest Products	160,454	326,490	—		—	486,944
Personal Products	28,092	607,320	—		—	635,412
Pharmaceuticals	92,475	931,750	2,590		—	1,026,815
Real Estate Management & Development	152,283	1,846,619	18,667		—	2,017,569
Road & Rail	112,182	67,793	—		—	179,975
Semiconductors & Semiconductor Equipment	2,124,531	1,513,403	27,468		—	3,665,402
Software	17,314	142,143	—		—	159,457
Specialty Retail	31,046	508,985	—		—	540,031
Technology Hardware, Storage & Peripherals	—	3,129,232	460		—	3,129,692
Textiles, Apparel & Luxury Goods	29,314	875,412	—		—	904,726
Transportation Infrastructure	247,739	542,770	—		—	790,509
Water Utilities	120,889	92,209	—		—	213,098
Wireless Telecommunication Services	687,404	835,309	—		—	1,522,713
Other Common Stocks+	—	3,008,810	—		—	3,008,810
Preferred Stocks+	178,141	—	—		—	178,141
Warrant	—	—	—	^#	—	—
Rights	—	—	1,906		—	1,906
Securities Held as Collateral for Securities on Loan	—	—	—		597,451	597,451
Unaffiliated Investment Company	15,957	—	—		—	15,957

Total Investments	$12,860,521	$43,125,095	$139,609		$597,451	$56,722,676

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

AZL DFA Five-Year Global Fixed Income Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Corporate Bonds+	$—	$88,029,742	$—	$—	$88,029,742
Foreign Bonds+	—	319,192,125	—	—	319,192,125
Yankee Dollars+	—	80,124,235	—	—	80,124,235
Securities Held as Collateral for Securities on Loan	—	—	—	15,087,340	15,087,340
Unaffiliated Investment Company	6,443,975	—	—	—	6,443,975

Total Investment Securities	6,443,975	487,346,102	—	15,087,340	508,877,417

Other Financial Instruments:*
Forward Currency Contracts	—	1,531,590	—	—	1,531,590

Total Investments	$6,443,975	$488,877,692	$—	$15,087,340	$510,409,007

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

AZL DFA International Core Equity Fund

Investment Securities:	Level 1	Level 2	Level 3		Other^	Total
Common Stocks+
Aerospace & Defense	$331,554	$3,004,609	$—		$—	$3,336,163
Air Freight & Logistics	—	1,093,670	—		—	1,093,670
Airlines	106,863	780,486	—		—	887,349
Auto Components	641,633	5,760,779	—		—	6,402,412
Automobiles	164,745	7,391,480	—		—	7,556,225
Banks	6,670,180	13,753,029	64,419		—	20,487,628
Beverages	646,908	1,931,155	—		—	2,578,063
Biotechnology	36,578	556,667	—		—	593,245
Capital Markets	885,119	6,095,706	—		—	6,980,825
Chemicals	1,059,619	11,547,486	28,284		—	12,635,389
Commercial Services & Supplies	190,651	3,528,299	—		—	3,718,950
Communications Equipment	115,059	598,128	—		—	713,187
Construction & Engineering	225,561	4,709,792	—		—	4,935,353
Construction Materials	238,986	1,243,520	—		—	1,482,506
Containers & Packaging	159,981	2,014,831	—		—	2,174,812
Distributors	51,506	576,927	—		—	628,433
Diversified Consumer Services	113,049	261,409	—		—	374,458
Diversified Financial Services	126,269	1,605,764	—		—	1,732,033
Diversified Telecommunication Services	342,217	5,111,826	—		—	5,454,043
Electric Utilities	22,694	2,941,028	—		—	2,963,722
Electronic Equipment, Instruments & Components	54,205	4,169,207	—		—	4,223,412
Energy Equipment & Services	406,391	1,446,907	—		—	1,853,298
Entertainment	102,949	1,355,801	—		—	1,458,750
Food & Staples Retailing	438,452	4,060,940	39,712		—	4,539,104
Food Products	302,495	5,976,593	—		—	6,279,088
Gas Utilities	130,494	866,708	—		—	997,202
Health Care Equipment & Supplies	172,346	2,843,619	—		—	3,015,965
Health Care Providers & Services	39,489	1,625,892	—		—	1,665,381
Health Care Technology	49,506	191,367	—		—	240,873
Hotels, Restaurants & Leisure	354,170	4,534,084	3,324		—	4,891,578
Household Durables	17,724	4,412,239	24,120		—	4,454,083
Independent Power and Renewable Electricity Producers	398,952	393,403	—		—	792,355
Insurance	1,272,737	8,261,494	—		—	9,534,231
Interactive Media & Services	58,920	696,797	—		—	755,717
Internet & Direct Marketing Retail	96,554	373,643	—		—	470,197
IT Services	129,309	2,465,008	—		—	2,594,317
Leisure Products	19,047	747,315	—		—	766,362
Machinery	679,094	9,450,723	—		—	10,129,817
Media	633,977	3,182,724	—		—	3,816,701
Metals & Mining	3,706,026	7,732,676	9,272		—	11,447,974
Multiline Retail	220,676	1,109,927	—		—	1,330,603
Multi-Utilities	573,174	1,371,789	—		—	1,944,963
Oil, Gas & Consumable Fuels	7,458,903	6,513,470	6,216		—	13,978,589
Paper & Forest Products	374,663	1,539,992	1,126		—	1,915,781
Personal Products	749,261	617,614	—		—	1,366,875
Pharmaceuticals	1,233,369	4,762,857	—		—	5,996,226
Professional Services	277,402	3,761,613	—		—	4,039,015
Real Estate Management & Development	663,052	4,912,324	—		—	5,575,376
Road & Rail	1,267,094	2,389,089	—		—	3,656,183
Semiconductors & Semiconductor Equipment	553,796	1,314,891	—		—	1,868,687
Software	541,476	1,328,827	—		—	1,870,303
Specialty Retail	61,773	3,178,737	—		—	3,240,510
Technology Hardware, Storage & Peripherals	291,038	1,164,874	—		—	1,455,912
Textiles, Apparel & Luxury Goods	460,377	2,826,499	—		—	3,286,876
Thrifts & Mortgage Finance	146,366	353,738	—		—	500,104
Trading Companies & Distributors	387,411	3,830,244	—		—	4,217,655
Transportation Infrastructure	96,165	1,252,888	—		—	1,349,053
Wireless Telecommunication Services	194,336	2,231,502	—		—	2,425,838
Other Common Stocks+	—	10,989,101	—		—	10,989,101
Preferred Stocks	—	1,021,996	—		—	1,021,996
Warrant	—	—	—	#	—	—
Rights	—	1,991	2,197		—	4,188
Securities Held as Collateral for Securities on Loan	—	—	—		2,564,075	2,564,075
Unaffiliated Investment Company	66,999	—	—		—	66,999

Total Investments	$36,809,340	195,767,694	178,670		2,564,075	$235,319,779

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

AZL DFA U.S. Core Equity Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Common Stocks+	$546,555,948	$—	$—	$—	$546,555,948
Rights	—	—	5,213	—	5,213
Securities Held as Collateral for Securities on Loan	—	—	—	50,398,873	50,398,873
Unaffiliated Investment Company	1,512,139	—	—	—	1,512,139

Total Investments	$548,068,087	$—	$5,213	$50,398,873	$598,472,173

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

AZL DFA U.S. Small Cap Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Common Stocks+	$184,462,252	$—	$—	$—	$184,462,252
Preferred Stock	10,780	—	—	—	10,780
Rights	—	—	10,429	—	10,429
Securities Held as Collateral for Securities on Loan	—	—	—	48,394,393	48,394,393
Unaffiliated Investment Company	359,375	—	—	—	359,375

Total Investments	$184,832,407	$—	$10,429	$48,394,393	$233,237,229

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

AZL Enhanced Bond Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Asset Backed Securities	$—	$76,193,001	$—	$—	$76,193,001
Collateralized Mortgage Obligations	—	75,008,046	—	—	75,008,046
Corporate Bonds+	—	464,043,492	—	—	464,043,492
Yankee Dollars+	—	170,513,520	—	—	170,513,520
Municipal Bonds	—	2,311,553	—	—	2,311,553
U.S. Government Agency Mortgages	—	719,173,375	—	—	719,173,375
U.S. Treasury Obligations	—	505,591,167	—	—	505,591,167
Commercial Paper	—	103,177,394	—	—	103,177,394
Securities Held as Collateral for Securities on Loan	—	—	—	270,659,196	270,659,196
Unaffiliated Investment Company	2,278,048	—	—	—	2,278,048

Total Investment Securities	2,278,048	2,116,011,548	—	270,659,196	2,388,948,792

Securities Sold Short	—	(185,887,580)	—	—	(185,887,580)
Other Financial Instruments:*
Futures Contracts	(1,357,057)	—	—	—	(1,357,057)

Total Investments	$920,991	$1,930,123,968	$—	$270,659,196	$2,201,704,155

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

AZL Gateway Fund

Investment Securities:	Level 1	Level 2	Level 3	Other	Total
Common Stocks+	$162,813,874	$—	$—	$—	$162,813,874
Purchased Options	536,868	—	—	—	536,868
Unaffiliated Investment Company	3,227,568	—	—	—	3,227,568

Total Investment Securities	166,578,310	—	—	—	166,578,310

Other Financial Instruments:*
Written Options	(1,958,785)	—	—	—	(1,958,785)

Total Investments	$164,619,525	$—	$—	$—	$164,619,525

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

AZL Government Money Market Fund

Investment Securities:	Level 1	Level 2	Level 3	Other	Total
U.S. Government Agency Mortgages	$—	$230,603,537	$—	$—	$230,603,537
U.S. Treasury Obligations	—	41,120,256	—	—	41,120,256
Repurchase Agreements	—	169,000,000	—	—	169,000,000

Total Investments	$—	$440,723,793	$—	$—	$440,723,793

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

AZL International Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Common Stocks
Aerospace & Defense	$554,837	$25,957,494	$—	$—	$26,512,331
Capital Markets	3,145,836	40,514,851	—	—	43,660,687
Chemicals	1,553,176	68,991,184	—	—	70,544,360
Construction & Engineering	403,666	15,947,616	—	—	16,351,282
Diversified Telecommunication Services	1,133,503	36,229,753	—	—	37,363,256
Health Care Equipment & Supplies	844,559	26,707,199	—	—	27,551,758
Hotels, Restaurants & Leisure	640,147	24,901,732	—	—	25,541,879
Insurance	511,844	95,679,508	—	—	96,191,352
Machinery	1,286,642	46,404,399	—	—	47,691,041
Media	1,186,253	15,796,909	—	—	16,983,162
Multi-Utilities	2,731,208	14,374,572	—	—	17,105,780
Personal Products	1,414,604	36,209,082	—	—	37,623,686
Pharmaceuticals	2,551,650	132,122,600	—	—	134,674,250
Real Estate Management & Development	3,822,739	29,203,222	86	—	33,026,047
Semiconductors & Semiconductor Equipment	3,602,970	19,423,095	—	—	23,026,065
Software	16,703,473	7,684,697	—	—	24,388,170
Textiles, Apparel & Luxury Goods	6,806,354	32,079,673	—	—	38,886,027
Trading Companies & Distributors	2,114,063	23,636,867	—	—	25,750,930
Transportation Infrastructure	422,199	9,030,651	—	—	9,452,850
Other Common Stocks+	—	1,006,857,260	—	—	1,006,857,260
Preferred Stocks
Automobiles	—	5,873,070	—	—	5,873,070
Household Products	—	2,545,756	—	—	2,545,756
Right	—	2,752	—	—	2,752
Securities Held as Collateral for Securities on Loan	—	—	—	54,427,610	54,427,610

Total Investment Securities	51,429,723	1,716,173,942	86	54,427,610	1,822,031,361

Other Financial Instruments:*
Futures Contracts	756,741	—	—	—	756,741

Total Investments	$52,186,464	$1,716,173,942	$86	$54,427,610	$1,822,788,102

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

AZL MetWest Total Return Bond Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Asset Backed Securities	$—	$19,712,405	$—	$—	$19,712,405
Collateralized Mortgage Obligations	—	32,379,718	850,000	—	33,229,718
Corporate Bonds+	—	87,050,762	—	—	87,050,762
Foreign Bonds+	—	7,659,550	—	—	7,659,550
Yankee Dollars+	—	11,013,950	—	—	11,013,950
Municipal Bonds	—	5,170,515	—	—	5,170,515
U.S. Government Agency Mortgages	—	102,182,252	—	—	102,182,252
U.S. Treasury Obligations	—	92,483,956	—	—	92,483,956
Securities Held as Collateral for Securities on Loan	—	—	—	479,960	479,960
Unaffiliated Investment Company	14,948,082	—	—	—	14,948,082

Total Investment Securities	14,948,082	357,653,108	850,000	479,960	373,931,150

Other Financial Instruments:*
Futures Contracts	(279,439)	—	—	—	(279,439)
Forward Currency Contracts	—	123,730	—	—	123,730

Total Investments	$14,668,643	$357,776,838	$850,000	$479,960	$373,775,441

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

AZL Mid Cap Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Common Stocks+	$1,279,577,883	$—	$—	$—	$1,279,577,883
Private Placements	—	—	15,550,242	—	15,550,242
Securities Held as Collateral for Securities on Loan	—	—	—	349,508,642	349,508,642
Unaffiliated Investment Company	11,221,535	—	—	—	11,221,535

Total Investment Securities	1,290,799,418	—	15,550,242	349,508,642	1,655,858,302

Other Financial Instruments:*
Futures Contracts	(109,787)	—	—	—	(109,787)

Total Investments	$1,290,689,631	$—	$15,550,242	$349,508,642	$1,655,748,515

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

AZL Moderate Index Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Other	Total
Affiliated Investment Companies	$679,362,633	$—	$—	$—	$679,362,633

Total Investments	$679,362,633	$—	$—	$—	$679,362,633

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

AZL Morgan Stanley Global Real Estate Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Common Stocks
Diversified Real Estate Activities	$—	$9,801,391	$—	$—	$9,801,391
Diversified REITs	652,881	6,957,638	—	—	7,610,519
Health Care Facilities	89,565	—	—	—	89,565
Health Care REITs	4,568,163	—	—	—	4,568,163
Hotel & Resort REITs	5,269,978	460,505	—	—	5,730,483
Hotels, Resorts & Cruise Lines	116,323	—	—	—	116,323
Industrial REITs	4,133,131	1,547,410	—	—	5,680,541
Mortgage REITs	204,076	—	—	—	204,076
Office REITs	18,606,867	5,732,836	—	—	24,339,703
Real Estate Development	—	3,302,745	—	—	3,302,745
Real Estate Operating Companies	2,683,774	9,042,525	2,885	—	11,729,184
Real Estate Services	—	71,119	—	—	71,119
Residential REITs	12,398,155	306,550	—	—	12,704,705
Retail REITs	15,158,462	12,650,084	—	—	27,808,546
Specialized REITs	5,130,922	—	—	—	5,130,922
Securities Held as Collateral for Securities on Loan	—	—	—	2,722,191	2,722,191
Unaffiliated Investment Company	571,043	—	—	—	571,043

Total Investments	$69,583,340	$49,872,803	$2,885	$2,722,191	$122,181,219

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

AZL MSCI Emerging Markets Equity Index Fund

Investment Securities:	Level 1	Level 2		Level 3	Other^	Total
Common Stocks
Aerospace & Defense	$217,363	$296,248		$—	$—	$513,611
Airlines	166,595	696,118		—	—	862,713
Banks	7,220,657	37,709,354		—	—	44,930,011
Beverages	2,953,860	829,989		—	—	3,783,849
Capital Markets	917,869	2,595,606		—	—	3,513,475
Chemicals	449,614	7,020,582		—	—	7,470,196
Construction Materials	785,188	2,699,654		—	—	3,484,842
Containers & Packaging	170,932	—		—	—	170,932
Diversified Consumer Services	1,320,995	—		—	—	1,320,995
Diversified Financial Services	251,420	3,358,405		—	—	3,609,825
Diversified Telecommunication Services	559,184	4,044,155		—	—	4,603,339
Electronic Equipment, Instruments & Components	—	7,547,780		109,240	—	7,657,020
Electric Utilities	961,672	1,910,004		—	—	2,871,676
Entertainment	1,055,428	945,076		—	—	2,000,504
Equity Real Estate Investment Trusts	259,053	852,695		—	—	1,111,748
Food & Staples Retailing	1,434,060	3,709,315		—	—	5,143,375
Food Products	718,417	4,473,303		5,365	—	5,197,085
Gas Utilities	163,907	1,702,381		—	—	1,866,288
Health Care Providers & Services	58,324	1,394,217		—	—	1,452,541
Hotels, Restaurants & Leisure	998,100	1,141,315		—	—	2,139,415
Household Durables	—	1,078,855		29,871	—	1,108,726
Household Products	139,255	1,127,875		—	—	1,267,130
Independent Power and Renewable Electricity Producers	217,442	1,268,735		—	—	1,486,177
Industrial Conglomerates	341,436	4,425,223		—	—	4,766,659
Insurance	399,805	10,800,466		—	—	11,200,271
Interactive Media & Services	5,404,105	15,029,332		—	—	20,433,437
Internet & Direct Marketing Retail	13,320,970	123,424		—	—	13,444,394
IT Services	349,174	5,358,396		—	—	5,707,570
Machinery	239,907	1,914,569		—	—	2,154,476
Media	505,341	6,003,752		—	—	6,509,093
Metals & Mining	4,116,339	6,106,483		—	—	10,222,822
Multiline Retail	898,497	669,907		—	—	1,568,404
Oil, Gas & Consumable Fuels	3,258,761	21,372,289		—	—	24,631,050
Paper & Forest Products	863,032	774,920		—	—	1,637,952
Personal Products	83,575	2,353,270		—	—	2,436,845
Pharmaceuticals	125,810	4,148,461		—	—	4,274,271
Professional Services	108,017	—		—	—	108,017
Real Estate Management & Development	126,449	6,899,202		79,990	—	7,105,641
Road & Rail	373,082	249,992		—	—	623,074
Specialty Retail	78,977	1,290,293		11,615	—	1,380,885
Transportation Infrastructure	787,674	2,143,687		—	—	2,931,361
Water Utilities	237,923	487,381		—	—	725,304
Wireless Telecommunication Services	2,047,706	6,991,497		—	—	9,039,203
Other Common Stocks+	—	56,243,507		—	—	56,243,507
Preferred Stocks
Automobiles	—	184,978		—	—	184,978
Banks	3,376,514	—		—	—	3,376,514
Chemicals	162,525	—		—	—	162,525
Food & Staples Retailing	223,760	—		—	—	223,760
Metals & Mining	254,764	—		—	—	254,764
Multiline Retail	184,336	—		—	—	184,336
Technology Hardware, Storage & Peripherals	—	1,698,830		—	—	1,698,830
Warrant	—	—	#	—	—	—
Right	—	—	#	—	—	—
Securities Held as Collateral for Securities on Loan	—	—		—	2,017,096	2,017,096

Total Investment Securities	58,887,814	241,671,521		236,081	2,017,096	302,812,512

Other Financial Instruments:*
Futures Contracts	44,917	—		—	—	44,917

Total Investments	$58,932,731	$241,671,521		$236,081	$2,017,096	$302,857,429

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

AZL MSCI Global Equity Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Common Stocks
Aerospace & Defense	$2,529,356	$768,201	$—	$—	$3,297,557
Air Freight & Logistics	650,798	206,983	—	—	857,781
Airlines	107,377	97,122	—	—	204,499
Auto Components	247,631	614,842	—	—	862,473
Automobiles	420,453	1,586,297	—	—	2,006,750
Banks	6,885,544	5,654,247	—	—	12,539,791
Beverages	1,545,352	1,150,050	—	—	2,695,402
Biotechnology	2,487,221	491,117	—	—	2,978,338
Building Products	290,124	405,890	—	—	696,014
Capital Markets	2,845,269	1,186,571	—	—	4,031,840
Chemicals	1,900,653	2,033,308	—	—	3,933,961
Commercial Services & Supplies	427,915	277,562	—	—	705,477
Communications Equipment	1,123,899	213,241	—	—	1,337,140
Construction & Engineering	120,282	461,775	—	—	582,057
Construction Materials	98,641	308,422	—	—	407,063
Consumer Finance	664,130	24,938	—	—	689,068
Containers & Packaging	326,990	83,420	—	—	410,410
Distributors	88,160	9,359	—	—	97,519
Diversified Consumer Services	22,557	11,392	—	—	33,949
Diversified Financial Services	1,063,123	379,987	—	—	1,443,110
Diversified Telecommunication Services	1,855,719	1,050,483	—	—	2,906,202
Electric Utilities	1,642,493	895,149	—	—	2,537,642
Electrical Equipment	515,472	751,506	—	—	1,266,978
Electronic Equipment, Instruments & Components	591,303	751,242	—	—	1,342,545
Energy Equipment & Services	617,566	57,932	—	—	675,498
Entertainment	1,954,588	328,031	—	—	2,282,619
Equity Real Estate Investment Trusts	2,447,299	792,827	—	—	3,240,126
Food & Staples Retailing	1,474,286	832,931	—	—	2,307,217
Food Products	1,011,560	1,576,028	—	—	2,587,588
Gas Utilities	79,792	201,303	—	—	281,095
Health Care Equipment & Supplies	2,972,368	788,542	—	—	3,760,910
Health Care Providers & Services	2,933,898	323,230	—	—	3,257,128
Health Care Technology	117,114	31,750	—	—	148,864
Hotels, Restaurants & Leisure	1,767,067	724,444	—	—	2,491,511
Household Durables	332,112	678,764	—	—	1,010,876
Household Products	1,219,789	372,970	—	—	1,592,759
Independent Power and Renewable Electricity Producers	64,455	44,924	—	—	109,379
Industrial Conglomerates	1,353,361	735,883	—	—	2,089,244
Insurance	2,769,285	2,806,820	—	—	5,576,105
Interactive Media & Services	4,214,085	71,590	—	—	4,285,675
Internet & Direct Marketing Retail	3,554,180	78,872	—	—	3,633,052
IT Services	4,741,770	522,163	—	—	5,263,933
Leisure Products	91,513	106,924	—	—	198,437
Life Sciences Tools & Services	813,824	150,847	—	—	964,671
Machinery	1,530,241	1,356,636	—	—	2,886,877
Marine	—	99,683	—	—	99,683
Media	1,288,435	462,740	—	—	1,751,175
Metals & Mining	523,601	1,573,431	—	—	2,097,032
Mortgage Real Estate Investment Trusts	68,993	—	—	—	68,993
Multiline Retail	505,750	167,225	—	—	672,975
Multi-Utilities	892,617	413,238	—	—	1,305,855
Oil, Gas & Consumable Fuels	5,969,387	3,110,153	—	—	9,079,540
Paper & Forest Products	13,091	169,542	—	—	182,633
Personal Products	179,375	1,064,586	—	—	1,243,961
Pharmaceuticals	4,363,181	3,862,446	—	—	8,225,627
Professional Services	396,427	663,382	—	—	1,059,809
Real Estate Management & Development	173,435	879,813	—	—	1,053,248
Road & Rail	1,343,693	620,984	—	—	1,964,677
Semiconductors & Semiconductor Equipment	3,625,124	565,962	—	—	4,191,086
Software	6,229,577	221,502	—	—	6,451,079
Specialty Retail	2,131,150	420,868	—	—	2,552,018
Technology Hardware, Storage & Peripherals	4,426,437	291,443	—	—	4,717,880
Textiles, Apparel & Luxury Goods	1,014,782	922,182	—	—	1,936,964
Thrifts & Mortgage Finance	18,386	—	—	—	18,386
Tobacco	861,008	633,315	—	—	1,494,323
Trading Companies & Distributors	268,482	687,120	—	—	955,602
Transportation Infrastructure	16,079	266,183	—	—	282,262
Water Utilities	54,365	46,965	—	—	101,330
Wireless Telecommunication Services	174,467	849,376	—	—	1,023,843
Preferred Stocks
Automobiles	—	165,137	—	—	165,137
Household Products	—	76,998	—	—	76,998
Right	—	108	—	—	108
Securities Held as Collateral for Securities on Loan	—	—	—	1,990,732	1,990,732
Unaffiliated Investment Company	500,277	—	—	—	500,277

Total Investment Securities	99,548,734	50,230,897	—	1,990,732	151,770,363

Other Financial Instruments:*
Futures Contracts	1,204	—	—	—	1,204

Total Investments	$99,549,938	$50,230,897	$—	$1,990,732	$151,771,567

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Common Stocks+	$234,065,308	$—	$—	$—	$234,065,308
Asset Backed Securities	—	4,022,573	—	—	4,022,573
Collateralized Mortgage Obligations	—	4,677,156	—	—	4,677,156
Corporate Bonds+	—	99,204,225	—	—	99,204,225
Yankee Dollars+	—	38,368,649	—	—	38,368,649
Municipal Bonds	—	4,973,273	—	—	4,973,273
U.S. Government Agency Mortgages	—	79,365,915	—	—	79,365,915
U.S. Treasury Obligations	—	115,192,171	—	—	115,192,171
Securities Held as Collateral for Securities on Loan	—	—	—	58,521,341	58,521,341
Unaffiliated Investment Company	9,414,445	—	—	—	9,414,445

Total Investment Securities	243,479,753	345,803,962	—	58,521,341	647,805,056

Securities Sold Short	—	(1,619,978)	—	—	(1,619,978)
Other Financial Instruments:*
Futures Contracts	(757)	—	—	—	(757)

Total Investments	$243,478,996	$344,183,984	$—	$58,521,341	$646,184,321

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

AZL Fidelity Institutional Asset Management Total Bond Fund

Investment Securities:	Level 1	Level 2	Level 3		Other^	Total
Common Stock+	$116	$—	$—		$—	$116
Warrant	—	77	—		—	77
Asset Backed Securities	—	6,361,742	—		—	6,361,742
Collateralized Mortgage Obligations	—	9,063,599	—		—	9,063,599
Corporate Bonds
Oil, Gas & Consumable Fuels	—	—	—	#	—	—
Other Corporate Bonds+	—	155,458,122	—		—	155,458,122
Yankee Dollars+	—	57,800,810	—		—	57,800,810
Municipal Bonds	—	8,480,813	—		—	8,480,813
U.S. Government Agency Mortgages	—	119,628,668	—		—	119,628,668
U.S. Treasury Obligations	—	174,440,849	—		—	174,440,849
Securities Held as Collateral for Securities on Loan	—	—	—		48,943,407	48,943,407
Unaffiliated Investment Company	5,533,906	—	—		—	5,533,906

Total Investment Securities	5,534,022	531,234,680	—		48,943,407	585,712,109

Securities Sold Short	—	(1,816,160)	—		—	(1,816,160)

Total Investments	$5,534,022	$529,418,520	$—		$48,943,407	$583,895,949

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

AZL Russell 1000 Growth Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Common Stocks+	$997,561,293	$—	$—	$—	$997,561,293
Preferred Stock	—	—	4,880,230	—	4,880,230
Securities Held as Collateral for Securities on Loan	—	—	—	93,344,303	93,344,303
Unaffiliated Investment Company	11,618,915	—	—	—	11,618,915

Total Investment Securities	1,009,180,208	—	4,880,230	93,344,303	1,107,404,741

Other Financial Instruments:*
Futures Contracts	139,444	—	—	—	139,444

Total Investments	$1,009,319,652	$—	$4,880,230	$93,344,303	$1,107,544,185

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

AZL Russell 1000 Value Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Common Stocks+	$1,008,480,144	$—	$—	$—	$1,008,480,144
Securities Held as Collateral for Securities on Loan	—	—	—	121,758,198	121,758,198
Unaffiliated Investment Company	18,796,068	—	—	—	18,796,068

Total Investment Securities	1,027,276,212	—	—	121,758,198	1,149,034,410

Other Financial Instruments:*
Futures Contracts	54,027	—	—	—	54,027

Total Investments	$1,027,330,239	$—	$—	$121,758,198	$1,149,088,437

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

AZL S&P 500 Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Common Stocks	$2,857,733,428	$—	$—	$—	$2,857,733,428
Securities Held as Collateral for Securities on Loan	—	—	—	259,265,544	259,265,544
Unaffiliated Investment Company	18,355,022	—	—	—	18,355,022

Total Investment Securities	2,876,088,450	—	—	259,265,544	3,135,353,994

Other Financial Instruments:*
Futures Contracts	79,483	—	—	—	79,483

Total Investments	$2,876,167,933	$—	$—	$259,265,544	$3,135,433,477

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

AZL Small Cap Stock Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Common Stocks+	$954,183,386	$—	$—	$—	$954,183,386
Right	—	—	66,044	—	66,044
Securities Held as Collateral for Securities on Loan	—	—	—	263,640,865	263,640,865
Unaffiliated Investment Company	14,211,658	—	—	—	14,211,658

Total Investment Securities	968,395,044	—	66,044	263,640,865	1,232,101,953

Other Financial Instruments:*
Futures Contracts	(151,849)	—	—	—	(151,849)

Total Investments	$968,243,195	$—	$66,044	$263,640,865	$1,231,950,104

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

AZL T. Rowe Price Capital Appreciation Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Common Stocks
IT Services	$94,466,183	$9,787	$—	$—	$94,475,970
Oil, Gas & Consumable Fuels	12,832,273	2,587,668	—	—	15,419,941
Other Common Stocks+	660,646,200	—	—	—	660,646,200
Preferred Stocks
Banks	4,609,056	—	—	—	4,609,056
Capital Markets	1,615,575	—	—	—	1,615,575
Electric Utilities	6,857,369	—	—	—	6,857,369
Health Care Equipment & Supplies	12,279,118	—	—	—	12,279,118
Machinery	—	3,461,901	—	—	3,461,901
Multi-Utilities	2,370,000	3,735,000	—	—	6,105,000
Convertible Preferred Stocks
Banks	—	15,184,622	—	—	15,184,622
Electric Utilities	—	1,088,599	—	—	1,088,599
Asset Backed Securities	—	4,645,601	—	—	4,645,601
Bank Loans	—	15,665,335	—	—	15,665,335
Corporate Bonds
Electric Utilities	633,888	7,314,454	—	—	7,948,342
Other Corporate Bonds+	—	180,712,906	—	—	180,712,906
Yankee Dollars+	—	35,540,469	—	—	35,540,469
U.S. Treasury Obligation	—	49,000,418	—	—	49,000,418
Securities Held as Collateral for Securities on Loan	—	—	—	118,988,184	118,988,184
Unaffiliated Investment Company	83,333,280	—	—	—	83,333,280

Total Investment Securities	879,642,942	318,946,760	—	118,988,184	1,317,577,886

Other Financial Instruments:*
Written Options	—	(11,596,611)	—	—	(11,596,611)

Total Investments	$879,642,942	$307,350,149	$—	$118,988,184	$1,305,981,275

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Consolidated Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

#	Represents the interest in securities that were determined to have a value of zero at September 30, 2018.
+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*

Other Financial Instruments would include any derivative instruments, such as futures contracts, written options, forward currency contracts and swaps. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment except futures contracts and centrally cleared interest rate swaps which are presented at variation margin.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.
*

Other Financial Instruments would include any derivative instruments, such as futures contracts, written options, forward currency contracts, and swaps. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment, except futures contracts and centrally cleared interest rate swaps, which are presented at variation margin.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Consolidated Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

#	Represents the interest in securities that were determined to have a value of zero at September 30, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

For the period ended September 30, 2018, there have been no significant changes to the Funds’ fair valuation methodologies.

In August 2018, Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management does not believe that adoption of ASU 2018-13 will materially impact the Funds’ financial statements.

5. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. There were no illiquid restricted securities held as of September 30, 2018 or The illiquid restricted securities held by the Funds as of September 30, 2018 are identified below.

AZL BlackRock Global Allocation Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Domo, Inc., Class B	4/1/15	$1,218,214	$9,631	$201,478	0.05%
Fieldwood Energy LLC	4/25/18	247,017	941	47,991	0.01%
Grand Rounds, Inc., Series C	3/31/15	399,608	143,925	401,551	0.10%
Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 10/22/18 @ 100	12/22/14	420,057	518,956	15,107	—%
Jawbone, 0.00%	1/24/17	—	23,389	—	—%
Lookout, Inc.	3/4/15	63,364	5,547	888	—%
Lookout, Inc. Preferred Shares, Series F	9/19/14	389,996	63,925	523,546	0.13%
Palantir Technologies, Inc., Series I	3/27/14	712,042	116,157	673,710	0.17%
REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14	2/7/12	300,000	400,000	—	—%
TFS Corp., Ltd., 8.75%, 8/1/23, Callable 8/1/19 @ 106.56	7/20/16	2,106,000	1,018,000	732,960	0.19%
Uber Technologies, Inc.	3/21/14	1,063,120	68,532	3,042,135	0.76%

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23, Callable 11/5/18 @ 103.44	6/21/17	$5,213	$230,000	$228,275	0.04%
Morgan Stanley Capital I Trust, Class B, Series 2018-BOP, 3.41%, 6/15/33	8/15/18	245,000	245,000	245,105	0.04%
Morgan Stanley Capital I Trust, Class C, Series 2018-BOP, 3.66%, 6/15/33	8/15/18	589,000	589,000	589,398	0.10%
NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25	5/3/17	185,407	178,875	196,091	0.03%

AZL Fidelity Institutional Asset Management Total Bond Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23, Callable 11/5/18 @ 103.44	6/21/17	$5,213	$340,000	$337,450	0.06%
Morgan Stanley Capital I Trust, Class B, Series 2018-BOP, 3.41%, 6/15/35	8/15/18	375,000	375,000	375,161	0.07%
Morgan Stanley Capital I Trust, Class C, Series 2018-BOP, 3.66%, 6/15/35	8/15/18	904,000	904,000	904,611	0.17%
NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25	11/7/14	978,750	266,325	291,959	0.06%

AZL Mid Cap Index Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Airbnb, Inc., Series D, 0.00%	4/16/14	$3,131,402	$76,914	$11,650,933	0.89%
Palantir Technologies, Inc., Series G, 0.00%	7/19/12	702,919	229,712	1,332,329	0.10%
Palantir Technologies, Inc., Series H, 0.00%	10/25/13	237,529	67,672	392,498	0.03%
Palantir Technologies, Inc., Series H1, 0.00%	10/25/13	237,529	67,672	392,498	0.03%
SurveyMonkey, 0.00%	11/25/14	1,923,795	116,948	1,781,984	0.14%

AZL Russell 1000 Growth Index Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Palantir Technologies, Inc., Series I	2/7/14	$5,157,898	$841,419	$4,880,230	0.48%

(a)	Acquisition date represents the initial purchase date of the security.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

6. Investment Risks

Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Funds. In the event these changes are adopted, or if there are changes in the tax treatment of the Funds’ direct and indirect investments in commodities, the Funds may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: Certain Funds may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, the Funds that invest in derivatives segregate cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trade may be subject to greater delays so that the Funds may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Fund of Funds Risk: Certain Funds, as shareholders of their underlying funds, indirectly bear a proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by certain Funds, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

Mortgage-Related and Other Asset-Backed Risk: Certain Funds may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Funds that hold mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Funds because the Funds will have to reinvest that money at the lower prevailing interest rates. If the Funds purchase mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Funds may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Funds as the holders of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

Real Estate Investments Risk: The performance of REITs depends on the strength of real estate markets, REIT management and property management, which can be affected by many factors, including national and regional economic conditions.

Security Quality Risk (also known as “High Yield Risk”): Certain Funds may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Funds may lose the value of their entire investment.

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Allianz Variable Insurance Products Trust

By (Signature and Title) /s/ Brian Muench

                                             Brian Muench, Principal Executive Officer

Date   November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Brian Muench

                                             Brian Muench, Principal Executive Officer

Date   November 26, 2018

By (Signature and Title) /s/ Bashir C. Asad

                                             Bashir C. Asad, Principal Financial Officer & Principal Accounting Officer

Date   November 26, 2018